UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.

John Hancock MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Floating Rate Income Fund

	Shares or
	Principal
	Amount	Value

TERM LOANS - 88.74%

Aerospace - 2.00%
Dubai Aerospace Enterprise, Term Loan Strip
8.45% due 07/31/2014 (b)	$5,979,195	$3,408,141
Transdigm, Term Loan B
4.685% due 07/01/2012 (b)	4,285,000	3,235,175
Wesco Aircraft Add On, Term Loan
5.05% due 09/29/2013 (b)	1,500,000	1,150,001
Wesco Aircraft Hardware, Term B
7.7563% due 09/29/2013 (b)	2,500,000	1,916,667
		9,709,984

Air Travel - 0.52%
Hawker Beechcraft Corp., Inc., Tranche B
7.40% due 03/26/2014 (b)	4,872,166	2,554,408

Airlines - 1.28%
Delta Air Lines, Inc., Tranche A
6.377% due 04/30/2012 (b)	4,894,988	3,118,107
United Air Lines, Inc., Tranche B
7.35% due 01/12/2014 (b)	6,697,519	3,094,254
		6,212,361

Aluminum - 0.56%
Norada Aluminum, Inc., Term Loan B
7.35% due 05/18/2014	4,701,148	2,750,171

Amusement & Theme Parks - 0.49%
Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,473,350	2,365,352

Apparel & Textiles - 1.40%
Hanes Brands, Inc., Tranche B
7.7563% due 10/15/2013 (b)	2,000,000	1,591,876
Iconix, Inc., Tranche B
7.60% due 05/01/2014 (b)	2,926,542	2,136,376
Novelis, Inc., Term Loan
1.498% due 07/06/2014	5,000,000	3,090,000
		6,818,252

Auto Parts - 0.77%
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	6,259,233	3,728,713

Auto Services - 1.38%
Hertz Corp.
6.75% due 01/21/2012 (b)	7,186,278	4,663,097
Visteon, Tranche B
8.30% due 06/20/2013 (b)	6,500,000	2,054,000
		6,717,097

Automobiles - 0.96%
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	3,847,608	2,282,913
Ford Motor Company, Tranche B
8.45% due 11/29/2013 (b)	2,984,810	1,091,587
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,473,478	1,293,870
		4,668,370

Broadcasting - 0.31%
Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	3,000,000	1,080,000

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Broadcasting (continued)
CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	$1,488,149	$424,122
		1,504,122

Building Materials & Construction - 1.14%
Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	7,941,900	5,535,751

Business Services - 0.25%
Rental Service Corp., 2nd Lien
8.90% due 12/01/2013 (b)	2,000,000	1,199,380

Cable & Television - 8.19%
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	8,314,866	6,882,863
Charter Communications, Inc., Tranche B
7.4521% due 03/15/2014 (b)	12,856,519	8,640,647
Charter Communications, Inc., Tranche B2
7.8675% due 03/06/2014 (b)	3,521,566	2,685,194
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	7,980,000	6,975,853
Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	4,250,000	3,302,858
Lodgenet Entertainment Corp., Tranche B
7.4521% due 04/04/2014 (b)	5,094,564	2,598,228
Time Warner Cable, Inc.
8.75% due 02/14/2019	2,400,000	2,357,760
Univision Communications, Inc., Tranche B
7.60% due 09/15/2014 (b)	5,625,000	2,514,375
UPC Broadband Holding NV
7.10% due 03/30/2014 (b)	5,500,000	3,883,000
		39,840,778

Cellular Communications - 3.58%
ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	9,945,064	9,417,419
Centennial Cellular, Tranche B
3.90% due 02/09/2011 (b)	3,556,722	3,334,427
Metropcs Wireless, Inc. Tranche B
5.035% due 02/20/2014 (b)	5,991,094	4,641,600
		17,393,446

Chemicals - 1.54%
Brenntag, Term Loan B
7.00% due 12/23/2013 (b)	2,500,000	1,825,000
Lyondell Chemical Company
6.388% due 12/20/2014 (b)	4,741,263	1,928,115
6.446% due 12/20/2014 (b)	1,994,987	817,945
Lyondell Chemical Company, Tranche B3
4.998% due 12/20/2014 (b)	7,218,737	2,916,370
		7,487,430

Commercial Services - 4.60%
Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,224,731	1,446,075
Affinion Group, Tranche B
6.75% due 10/17/2012 (b)	6,000,000	4,279,998
Allied Waste Industries, Inc., Tranche B
4.401% due 03/25/2012 (b)	2,372,727	2,278,665
Asurion Corp. Tranche B
8.35% due 07/02/2014 (b)	6,500,000	4,355,000

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Commercial Services (continued)
Sensata Technologies, Term Loan B
6.85% due 04/27/2013 (b)	$4,568,253	$2,658,723
Ticketmaster, Term Loan
6.05% due 08/01/2014 (b)	3,000,000	2,370,000
US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	6,094,807	4,045,428
West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,488,665	923,903
		22,357,792

Computer Services - 0.39%
Activant Solutions, Inc., Tranche B
7.10% due 05/02/2013 (b)	3,138,548	1,914,515

Containers & Glass - 2.25%
Graham Packaging Company, Inc.
7.60% due 10/07/2011 (b)	4,712,891	3,576,750
Graphic Packaging, Inc., Tranche B
7.35% due 05/03/2014 (b)	5,119,776	3,775,834
Graphic Packaging, Inc., Tranche C
5.448% due 05/16/2014 (b)	4,680,901	3,608,193
		10,960,777

Cosmetics & Toiletries - 0.75%
Sally Holdings LLC, Tranche B
7.90% due 11/15/2013 (b)	4,970,224	3,651,564

Data Processing & Management - 1.08%
First Data Corp., Tranche B2
7.98% due 10/15/2014 (b)	7,695,470	5,239,076

Educational Services - 1.03%
Education Management, Tranche C
7.66% due 06/12/2013 (b)	3,580,451	2,360,860
Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	3,972,418	2,631,727
		4,992,587

Electrical Utilities - 5.39%
Calpine Corp.
8.60% due 03/29/2009 (b)	11,191,206	7,751,466
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	15,391,078	10,376,157
Meg Energy, Tranche B
6.99% due 04/15/2013 (b)	3,974,529	2,662,934
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	969,049	803,341
7.10% due 02/01/2013 (b)	5,571,097	4,618,439
		26,212,337

Energy - 2.16%
Brand Energy Services, Tranche B
7.65% due 02/07/2014 (b)	5,185,101	3,543,151
Express Energy Service, Term Loan
8.35% due 07/02/2013 (b)	3,950,000	2,765,000
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	6,227,444	4,199,632
		10,507,783

Financial Services - 0.28%
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,736,842	917,631

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Financial Services (continued)
Lender Processing Services, Tranche B
5.05% due 06/18/2014 (b)	$498,750	$427,678
		1,345,309

Food & Beverages - 4.35%
Aramark Corp.
7.475% due 01/31/2014 (b)	9,342,961	7,401,961
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	5,214,263	4,041,053
Constellation Brands, Inc., Term Loan B
2.998% due 06/05/2013	3,997,605	3,404,460
Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	4,433,269	3,115,954
Wrigley WM Jr. Co., Term Loan B
7.15% due 09/30/2014	3,450,000	3,204,971
		21,168,399

Healthcare Products - 4.62%
Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)	5,968,980	4,431,968
Biomet, Inc., Tranche B
4.498% due 03/25/2015 (b)	3,474,849	2,824,402
Fenwal, Inc.
7.61% due 03/01/2014 (b)	3,982,707	2,529,019
Hanger Orthopedic Group, Inc., Tranche B
7.70% due 07/15/2014 (b)	1,478,174	1,167,758
Invitrogen Corp., Term Loan B
6.05% due 06/11/2015 (b)	4,000,000	3,637,500
Pharmaceutical Health Technologies, Tranche B
7.60% due 04/15/2014 (b)	4,539,541	2,752,096
Royalty Pharma, Tranche B
6.85% due 05/15/2014 (b)	5,974,747	5,148,242
		22,490,985

Healthcare Services - 1.96%
DaVita, Tranche B1
6.80% due 03/15/2014 (b)	3,000,000	2,541,564
Manor Care, Tranche B
7.90% due 11/15/2014 (b)	5,472,238	3,848,806
Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	4,217,224	3,134,801
		9,525,171

Hotels & Restaurants - 0.22%
QUIZNO'S Corp.
7.35% due 05/05/2012 (b)	1,969,886	1,083,437

Household Products - 0.26%
Yankee Candle, Term Loan B
7.40% due 01/15/2014 (b)	2,461,634	1,284,973

Leisure Time - 6.98%
AMC Entertainment, Inc., Term Loan B
6.625% due 01/26/2013	2,000,000	1,519,000
Carmike Cinemas, Inc., Term Loan
6.50% due 05/19/2012	2,901,539	2,125,378
8.25% due 05/19/2012 (b)	3,949,604	2,893,085
CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	4,063,375	1,828,519
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,750,000	1,406,250

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Leisure Time (continued)
Harrah's Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	$9,462,494	$5,523,731
Las Vegas Sands LLC, Tranche B
7.1986% due 05/08/2014 (b)	6,217,523	3,026,802
Metro-Goldwyn-Mayer, Inc., Term Loan B
5.35% due 04/08/2011 (b)	4,239,130	1,901,551
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,487,465	818,106
Penn National Gaming, Inc., Term Loan B
5.3736% due 10/03/2012 (b)	6,987,147	5,687,977
Regal Cinemas, Tranche B
3.92% due 10/19/2010 (b)	5,230,964	3,895,614
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	4,000,000	1,084,000
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	3,655,000	2,046,800
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	193,200
		33,950,013

Medical-Hospitals - 8.11%
Community Health Systems, Inc., Tranche B
7.51% due 07/02/2014 (b)	15,870,914	11,652,726
HCA, Inc., Tranche A
7.71% due 11/16/2012 (b)	1,467,665	1,154,869
HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	14,431,799	10,777,249
Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	6,224,704	4,152,394
HVHC, Inc., Tranche B
7.8576% due 08/15/2013 (b)	2,897,416	2,086,139
Iasis Healthcare Corp., Tranche B
7.35% due 05/01/2014 (b)	6,336,786	4,712,985
Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	6,049,447	4,937,861
		39,474,223

Oil & Gas Drilling - 1.77%
Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	4,464,347	2,912,986
Hercules Offshore LLC, Tranche B
7.1986% due 07/11/2013 (b)	4,952,424	3,181,933
Quicksilver Resource, Inc., 2nd Lien
7.802% due 08/08/2013 (b)	3,515,625	2,531,250
		8,626,169

Paper - 2.67%
Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	9,947,053	7,617,781
Georgia Pacific LLC, Tranche B2
1.75% due 12/20/2012 (b)	1,778,867	1,362,315
NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	5,467,469	4,011,756
		12,991,852

Pipelines - 0.98%
Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	6,497,360	4,786,390

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Plastics - 0.61%
Berry Plastics Holding Company
7.35% due 04/03/2015 (b)	$4,464,716	$2,949,195

Publishing - 2.87%
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	5,000,000	2,450,000
Idearc, Inc., Tranche B
7.38% due 11/01/2014 (b)	6,282,194	2,046,199
Newsday LLC
9.75% due 07/15/2013 (b)	4,000,000	3,320,000
Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	4,962,009	3,290,457
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,401,480	1,921,184
Tribune Company
7.426% due 05/17/2009 (b)	2,462,857	923,571
		13,951,411

Retail Trade - 4.04%
Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	6,665,486	4,765,822
Dollar General Corp., Tranche B
7.60% due 07/15/2014 (b)	4,000,000	3,067,000
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	3,225,441	2,139,542
Michaels Stores, Inc., Tranche B
7.60% due 10/31/2013 (b)	5,454,130	2,683,432
Neiman Marcus Group, Inc., Tranche B
6.475% due 03/13/2013 (b)	7,733,805	4,823,961
Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	3,224,751	2,154,133
		19,633,890

Semiconductors - 0.70%
Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	5,955,827	3,405,989

Software - 1.04%
CGG, Tranche B
7.40% due 01/30/2014 (b)	6,231,690	5,078,827

Telecommunications Equipment &
Services - 4.16%
Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	5,000,000	3,400,000
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	11,179,192	8,583,529
Qwest Corp., Term Loan B
6.95% due 06/30/2010	3,000,000	2,700,000
Telesat Canada, Tranche D Delayed Draw
8.3139% due 10/15/2014 (b)	4,205,583	3,028,772
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	3,220,522	2,520,059
		20,232,360

Telephone - 0.56%
Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,275,126	2,712,895

Transportation - 0.31%
Swift Transport, Term Loan B
8.466% due 05/15/2014 (b)	3,500,000	1,507,916

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (continued)

Trucking & Freight - 0.23%
Oshkosh Truck Corp. Tranche B
zero coupon due 12/06/2013	$1,802,532	$1,131,732
TOTAL TERM LOANS (Cost $574,526,180)		$431,653,182
CORPORATE BONDS - 5.53%

Air Travel - 0.38%
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	1,030,000	849,750
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,233,754	974,666
		1,824,416
Auto Services - 0.04%
Hertz Corp.
10.50% due 01/01/2016	500,000	200,000

Building Materials & Construction - 0.36%
Nortek, Inc.
10.00% due 12/01/2013 (f)	2,500,000	1,750,000

Cellular Telecom - 0.82%
Verizon Communications, Inc.
8.75% due 11/01/2018	4,000,000	4,001,024

Chemicals - 0.10%
Georgia Gulf Corp.
9.50% due 10/15/2014	1,500,000	495,000

Crude Petroleum & Natural Gas - 0.97%
Chesapeake Energy Corp.
7.625% due 07/15/2013	5,895,000	4,716,000

Financial Services - 1.60%
Countrywide Financial Corp.
zero coupon due 05/15/2037 (b)	2,600,000	2,548,000
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	2,634,557
GMAC LLC
3.3988% due 05/15/2009 (b)	4,000,000	2,600,000
		7,782,557
Leisure Time - 0.10%
Station Casinos, Inc.
7.75% due 08/15/2016 (a)	1,596,000	486,780

Paper - 0.06%
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 (f)	1,072,000	310,880

Real Estate - 0.06%
Forest City Enterprises, Inc.
7.625% due 06/01/2015	530,000	265,000

Retail Trade - 0.07%
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (f)	420,000	178,500
10.375% due 10/15/2015 (a)	380,000	142,500
		321,000
Semiconductors - 0.19%
NXP BV/NXP Funding LLC
7.5025% due 10/15/2013 (b)	2,000,000	495,000
7.875% due 10/15/2014	1,500,000	450,000
		945,000

Floating Rate Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.78%
Citizens Communications Company
7.875% due 01/15/2027	$600,000	$294,000
iPCS, Inc.
5.318% due 05/01/2013 (b)(f)	5,000,000	3,500,000
		3,794,000
TOTAL CORPORATE BONDS (Cost $40,463,638)		$26,891,657

SHORT TERM INVESTMENTS - 0.10%
John Hancock Cash
Investment Trust, 1.6231% (c)(g)	$483,100	$483,100
TOTAL SHORT TERM INVESTMENTS
(Cost $483,100)		$483,100
REPURCHASE AGREEMENTS - 11.81%
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/28/2008 at
0.18% to be repurchased at
$24,400,366 on 12/1/2008,
collateralized by $24,986,000
Federal Home Loan Mortgage
Corp., 0% due 04/15/2009 (valued
at $24,888,000, including interest)	$24,400,000	$24,400,000
Repurchase Agreement with State Street
Corp. dated 11/28/2008 at 0.05% to be
repurchased at $33,075,138 on
12/01/2008, collateralized by $33,240,000
Federal Home Loan Mortgage Bank,
2.29% due 04/15/2009 (valued at
$24,888,000, including interest) and
$33,240,000 Federal Home Loan Bank,
2.29% due 12/30/2008 (valued at
$33,738,600, including interest)	33,075,000	33,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $57,475,000)		$57,475,000
Total Investments (Floating Rate Income Fund)
(Cost $672,947,918) - 106.18%		$516,502,939
Liabilities in Excess of Other Assets - (6.18)%		(30,079,186)

TOTAL NET ASSETS - 100.00%		$486,423,753

Footnotes

Percentages are stated as a percent of net assets.

(a) All or a portion of this security was out on loan.

(b) Variable rate obligation. The coupon rate shown represents the rate at period end.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral.

The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
4

Notes to the Schedule of Investments (Unaudited)

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$483,100	-
Level 2 – Other Significant Observable Inputs	516,019,839	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$516,502,939	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal income tax cost
At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $671,386,113. Net unrealized depreciation aggregated $154,883,174, of which $418,262 related to appreciated investment securities and $155,301,436 related to depreciated investment securities.

Loan participations and assignments
A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily. At period end, the total principal amount and market value of unfunded commitments totaled $2,190,329 and $2,024,134, respectively, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the Fund.

Repurchase agreements
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and Uncertainties
Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Liquidity risk
The Fund may be exposed to liquidity risk. This exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

For more information

Trustees
James M, Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Lifecycle 2045 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS (g) - 1.03%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	142,960	$856,329

JOHN HANCOCK FUNDS II (g) - 96.03%
Blue Chip Growth (T. Rowe Price)	352,235	4,272,607
Capital Appreciation (Jennison)	484,148	3,418,085
Core Equity (Legg Mason)	233,542	1,242,444
Emerging Markets Value (DFA)	331,571	1,671,116
Fundamental Value (Davis)	247,680	2,603,119
Global Bond (PIMCO)	66,351	872,522
High Yield (WAMCO)	136,891	822,715
Index 500 (MFC Global U.S.A.) (f)	2,892,806	19,266,091
International Equity Index (SSgA)	843,090	9,872,584
International Opportunities (Marsico)	281,752	2,468,146
International Small Cap (Templeton)	225,032	2,056,788
International Small Company (DFA)	397,831	2,056,788
International Value (Templeton)	237,550	2,468,146
Large Cap Value (BlackRock)	168,602	2,569,500
Mid Cap Index (MFC Global U.S.A.) (f)	365,652	4,256,189
Mid Cap Stock (Wellington)	324,735	3,354,510
Mid Cap Value Equity (RiverSource)	139,816	851,481
Natural Resources (Wellington)	85,080	1,675,216
Real Return Bond (PIMCO)	73,504	845,294
Small Cap Growth (Wellington)	434,989	2,940,528
Small Cap Index (MFC Global U.S.A.) (f)	254,477	2,124,887
Small Company Value (T. Rowe Price)	127,034	2,106,219
Strategic Bond (WAMCO)	97,413	856,258
Total Bond Market (Declaration) (f)	91,074	914,382
Value & Restructuring (Columbia)	392,339	2,624,749
Value (Van Kampen)	289,118	1,757,840
		79,968,204
JOHN HANCOCK FUNDS III (g) - 2.96%
International Core (GMO)	101,528	2,468,146
TOTAL INVESTMENT COMPANIES (Cost $128,847,388)		$83,292,679
Total Investments (Lifecycle 2045 Portfolio)
(Cost $128,847,388) - 100.02%		$83,292,679
Liabilities in Excess of Other Assets - (0.02)%		(17,309)
TOTAL NET ASSETS - 100.00%		$83,275,370

Lifecycle 2040 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS (g) - 1.03%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	160,742	$962,846

JOHN HANCOCK FUNDS II (g) - 96.04%
Blue Chip Growth (T. Rowe Price)	394,935	4,790,563
Capital Appreciation (Jennison)	542,468	3,829,826
Core Equity (Legg Mason)	267,842	1,424,917
Emerging Markets Value (DFA)	372,814	1,878,983
Fundamental Value (Davis)	278,535	2,927,407
Global Bond (PIMCO)	79,374	1,043,768
High Yield (WAMCO)	153,457	922,275

Lifecycle 2040 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g)
(continued)
Index 500 (MFC Global U.S.A.) (f)	3,245,908	$21,617,749
International Equity Index (SSgA)	945,116	11,067,306
International Opportunities (Marsico)	316,032	2,768,439
International Small Cap (Templeton)	252,264	2,305,689
International Small Company (DFA)	445,975	2,305,689
International Value (Templeton)	266,297	2,766,826
Large Cap Value (BlackRock)	189,309	2,885,063
Mid Cap Index (MFC Global U.S.A.) (f)	411,389	4,788,568
Mid Cap Stock (Wellington)	365,354	3,774,104
Mid Cap Value Equity (RiverSource)	157,305	957,988
Natural Resources (Wellington)	97,884	1,927,343
Real Return Bond (PIMCO)	87,074	1,001,354
Small Cap Growth (Wellington)	488,319	3,301,038
Small Cap Index (MFC Global U.S.A.) (f)	286,308	2,390,675
Small Company Value (T. Rowe Price)	142,657	2,365,249
Strategic Bond (WAMCO)	116,038	1,019,973
Total Bond Market (Declaration) (f)	109,546	1,099,841
Value & Restructuring (Columbia)	441,215	2,951,731
Value (Van Kampen)	325,136	1,976,826
		90,089,190
JOHN HANCOCK FUNDS III (g) - 2.95%
International Core (GMO)	113,814	2,766,826
TOTAL INVESTMENT COMPANIES (Cost $145,847,449)		$93,818,862
Total Investments (Lifecycle 2040 Portfolio)
(Cost $145,847,449) - 100.02%		$93,818,862
Liabilities in Excess of Other Assets - (0.02)%		(16,488)
TOTAL NET ASSETS - 100.00%		$93,802,374

Lifecycle 2035 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 1.03%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	226,430	$1,356,313

JOHN HANCOCK FUNDS II (g) - 96.02%
Blue Chip Growth (T. Rowe Price)	555,535	6,738,644
Capital Appreciation (Jennison)	763,586	5,390,915
Core Equity (Legg Mason)	397,452	2,114,447
Emerging Markets Value (DFA)	525,164	2,646,828
Fundamental Value (Davis)	388,892	4,087,251
Global Bond (PIMCO)	110,221	1,449,411
High Yield (WAMCO)	216,476	1,301,018
Index 500 (MFC Global U.S.A.) (f)	4,561,118	30,377,045
International Equity Index (SSgA)	1,333,238	15,612,219
International Opportunities (Marsico)	446,125	3,908,054
International Small Cap (Templeton)	355,858	3,252,545
International Small Company (DFA)	629,119	3,252,545
International Value (Templeton)	375,655	3,903,055
Large Cap Value (BlackRock)	266,068	4,054,880
Mid Cap Index (MFC Global U.S.A.) (f)	575,684	6,700,959

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2035 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g)
(continued)
Mid Cap Stock (Wellington)	513,302	$5,302,413
Mid Cap Value Equity (RiverSource)	220,128	1,340,576
Natural Resources (Wellington)	137,913	2,715,516
Real Return Bond (PIMCO)	120,710	1,388,169
Small Cap Growth (Wellington)	686,753	4,642,453
Small Cap Index (MFC Global U.S.A.) (f)	400,650	3,345,432
Small Company Value (T. Rowe Price)	200,818	3,329,562
Strategic Bond (WAMCO)	164,719	1,447,882
Total Bond Market (Declaration) (f)	153,519	1,541,327
Value & Restructuring (Columbia)	616,026	4,121,214
Value (Van Kampen)	453,955	2,760,048
		126,724,408
JOHN HANCOCK FUNDS III (g) - 2.96%
International Core (GMO)	160,553	3,903,055
TOTAL INVESTMENT COMPANIES (Cost $206,778,907)		$131,983,776
Total Investments (Lifecycle 2035 Portfolio)
(Cost $206,778,907) - 100.01%		$131,983,776
Liabilities in Excess of Other Assets - (0.01)%		(16,868)
TOTAL NET ASSETS - 100.00%		$131,966,908

Lifecycle 2030 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 1.02%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	305,714	$1,831,228

JOHN HANCOCK FUNDS II (g) - 96.03%
Blue Chip Growth (T. Rowe Price)	752,273	9,125,077
Capital Appreciation (Jennison)	1,034,003	7,300,061
Core Equity (Legg Mason)	524,085	2,788,131
Emerging Markets Value (DFA)	709,051	3,573,619
Fundamental Value (Davis)	527,200	5,540,872
Global Bond (PIMCO)	155,928	2,050,458
High Yield (WAMCO)	585,670	3,519,877
Index 500 (MFC Global U.S.A.) (f)	6,155,908	40,998,347
International Equity Index (SSgA)	1,653,230	19,359,326
International Opportunities (Marsico)	603,301	5,284,921
International Small Cap (Templeton)	385,107	3,519,877
International Small Company (DFA)	1,021,241	5,279,816
International Value (Templeton)	508,163	5,279,816
Large Cap Value (BlackRock)	359,659	5,481,203
Mid Cap Index (MFC Global U.S.A.) (f)	777,075	9,045,158
Mid Cap Stock (Wellington)	693,036	7,159,060
Mid Cap Value Equity (RiverSource)	298,197	1,816,017
Natural Resources (Wellington)	190,205	3,745,144
Real Return Bond (PIMCO)	166,661	1,916,602
Small Cap Growth (Wellington)	927,221	6,268,014
Small Cap Index (MFC Global U.S.A.) (f)	540,810	4,515,762
Small Company Value (T. Rowe Price)	271,135	4,495,413
Strategic Bond (WAMCO)	223,950	1,968,522

Lifecycle 2030 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g)
(continued)
Total Bond Market (Declaration) (f)	216,898	$2,177,658
Value & Restructuring (Columbia)	832,746	5,571,069
Value (Van Kampen)	613,658	3,731,041
		171,510,861
JOHN HANCOCK FUNDS III (g) - 2.96%
International Core (GMO)	217,187	5,279,816
TOTAL INVESTMENT COMPANIES (Cost $280,091,600)		$178,621,905
Total Investments (Lifecycle 2030 Portfolio)
(Cost $280,091,600) - 100.01%		$178,621,905
Liabilities in Excess of Other Assets - (0.01)%		(14,432)
TOTAL NET ASSETS - 100.00%		$178,607,473

Lifecycle 2025 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 1.02%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	391,860	$2,347,240

JOHN HANCOCK FUNDS II (g) - 96.04%
Blue Chip Growth (T. Rowe Price)	772,173	9,366,463
Capital Appreciation (Jennison)	1,326,694	9,366,463
Core Equity (Legg Mason)	671,282	3,571,221
Emerging Markets Value (DFA)	908,851	4,580,609
Fundamental Value (Davis)	682,801	7,176,239
Global Bond (PIMCO)	181,663	2,388,864
Global Real Estate (Deutsche)	465,076	2,339,333
High Income (MFC Global U.S.) (f)	466,042	2,255,644
High Yield (WAMCO)	750,631	4,511,293
Index 500 (MFC Global U.S.A.) (f)	8,239,652	54,876,082
International Equity Index (SSgA)	2,118,882	24,812,109
International Opportunities (Marsico)	514,988	4,511,292
International Small Cap (Templeton)	493,577	4,511,293
International Small Company (DFA)	1,308,886	6,766,939
International Value (Templeton)	434,196	4,511,293
Large Cap Value (BlackRock)	465,348	7,091,911
Mid Cap Index (MFC Global U.S.A.) (f)	995,538	11,588,068
Mid Cap Stock (Wellington)	666,242	6,882,279
Mid Cap Value Equity (RiverSource)	385,186	2,345,782
Natural Resources (Wellington)	161,197	3,173,964
Real Estate Equity (T. Rowe Price)	579,557	2,480,502
Real Return Bond (PIMCO)	404,663	4,653,621
Small Cap Growth (Wellington)	1,019,678	6,893,021
Small Cap Index (MFC Global U.S.A.) (f)	415,817	3,472,069
Small Company Value (T. Rowe Price)	278,029	4,609,720
Strategic Bond (WAMCO)	273,585	2,404,814
Strategic Income (MFC Global U.S.) (f)	279,509	2,395,395
Total Bond Market (Declaration) (f)	480,409	4,823,306
Total Return (PIMCO)	181,940	2,425,257
U.S. High Yield Bond (Wells Capital)	251,186	2,255,646
Value & Restructuring (Columbia)	718,915	4,809,540

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2025 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g)
(continued)
Value (Van Kampen)	395,376	$2,403,888
		220,253,920
JOHN HANCOCK FUNDS III (g) - 2.95%
International Core (GMO)	278,360	6,766,939
TOTAL INVESTMENT COMPANIES (Cost $354,711,628)		$229,368,099

Total Investments (Lifecycle 2025 Portfolio)
(Cost $354,711,628) - 100.01%		$229,368,099
Liabilities in Excess of Other Assets - (0.01)%		(19,835)
TOTAL NET ASSETS - 100.00%		$229,348,264

Lifecycle 2020 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 1.01%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	381,297	$2,283,968

JOHN HANCOCK FUNDS II (g) - 97.04%
Blue Chip Growth (T. Rowe Price)	743,284	9,016,030
Capital Appreciation (Jennison)	1,277,058	9,016,030
Core Equity (Legg Mason)	445,536	2,370,254
Emerging Markets Value (DFA)	884,352	4,457,135
Floating Rate Income (WAMCO)	306,472	2,209,661
Fundamental Value (Davis)	645,994	6,789,394
Global Bond (PIMCO)	371,169	4,880,877
Global Real Estate (Deutsche)	451,721	2,272,158
High Income (MFC Global U.S.) (f)	909,142	4,400,245
High Yield (WAMCO)	1,098,231	6,600,368
Index 500 (MFC Global U.S.A.) (f)	8,199,373	54,607,825
International Equity Index (SSgA)	1,878,841	22,001,228
International Opportunities (Marsico)	502,927	4,405,639
International Small Cap (Templeton)	361,070	3,300,184
International Small Company (DFA)	638,333	3,300,184
International Value (Templeton)	423,508	4,400,246
Large Cap Value (BlackRock)	445,453	6,788,702
Mid Cap Index (MFC Global U.S.A.) (f)	770,268	8,965,923
Mid Cap Stock (Wellington)	432,189	4,464,508
Natural Resources (Wellington)	160,243	3,155,176
Real Estate Equity (T. Rowe Price)	554,182	2,371,899
Real Return Bond (PIMCO)	621,680	7,149,325
Small Cap Growth (Wellington)	696,526	4,708,515
Small Cap Index (MFC Global U.S.A.) (f)	404,243	3,375,428
Small Company Value (T. Rowe Price)	135,267	2,242,731
Spectrum Income (T. Rowe Price)	285,098	2,491,756
Strategic Bond (WAMCO)	282,603	2,484,080
Strategic Income (MFC Global U.S.) (f)	570,281	4,887,306
Total Bond Market (Declaration) (f)	494,016	4,959,920
Total Return (PIMCO)	370,887	4,943,928
U.S. High Yield Bond (Wells Capital)	493,225	4,429,161
Value & Restructuring (Columbia)	680,161	4,550,275

Lifecycle 2020 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
Value (Van Kampen)	370,872	$2,254,904
		218,250,995
JOHN HANCOCK FUNDS III (g) - 1.96%
International Core (GMO)	181,006	4,400,245
TOTAL INVESTMENT COMPANIES (Cost $343,275,705)		$224,935,208

Total Investments (Lifecycle 2020 Portfolio)
(Cost $343,275,705) - 100.01%		$224,935,208
Liabilities in Excess of Other Assets - (0.01)%		(23,348)
TOTAL NET ASSETS - 100.00%		$224,911,860

Lifecycle 2015 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS II (g) - 98.11%
Blue Chip Growth (T. Rowe Price)	518,857	$6,293,737
Capital Appreciation (Jennison)	883,621	6,238,364
Core Equity (Legg Mason)	358,106	1,905,122
Emerging Markets Value (DFA)	702,975	3,542,996
Floating Rate Income (WAMCO)	474,367	3,420,189
Fundamental Value (Davis)	530,521	5,575,775
Global Bond (PIMCO)	437,364	5,751,331
Global Real Estate (Deutsche)	736,335	3,703,765
High Income (MFC Global U.S.) (f)	711,822	3,445,218
High Yield (WAMCO)	1,999,770	12,018,620
Index 500 (MFC Global U.S.A.) (f)	6,215,846	41,397,532
International Equity Index (SSgA)	897,343	10,507,889
International Opportunities (Marsico)	401,722	3,519,085
International Small Cap (Templeton)	189,399	1,731,103
International Small Company (DFA)	670,971	3,468,922
International Value (Templeton)	169,349	1,759,538
Large Cap Value (BlackRock)	241,043	3,673,503
Mid Cap Index (MFC Global U.S.A.) (f)	473,113	5,507,031
Mid Cap Stock (Wellington)	175,071	1,808,483
Natural Resources (Wellington)	124,247	2,446,414
Real Estate Equity (T. Rowe Price)	923,102	3,950,875
Real Return Bond (PIMCO)	483,369	5,558,740
Small Cap Growth (Wellington)	266,761	1,803,302
Small Cap Index (MFC Global U.S.A.) (f)	219,510	1,832,910
Small Company Value (T. Rowe Price)	109,374	1,813,417
Spectrum Income (T. Rowe Price)	219,926	1,922,149
Strategic Bond (WAMCO)	657,575	5,780,084
Strategic Income (MFC Global U.S.) (f)	443,315	3,799,205
Total Bond Market (Declaration) (f)	996,607	10,005,932
Total Return (PIMCO)	293,945	3,918,286
U.S. High Yield Bond (Wells Capital)	381,760	3,428,203
Value & Restructuring (Columbia)	559,580	3,743,587
Value (Van Kampen)	309,270	1,880,359
		177,151,666

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2015 Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS III (g) - 1.90%
International Core (GMO)	141,582	$3,441,847
TOTAL INVESTMENT COMPANIES (Cost $268,415,095)		$180,593,513

Total Investments (Lifecycle 2015 Portfolio)
(Cost $268,415,095) - 100.01%		$180,593,513
Liabilities in Excess of Other Assets - (0.01)%		(25,944)
TOTAL NET ASSETS - 100.00%		$180,567,569

Lifecycle 2010 Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.97%

JOHN HANCOCK FUNDS II (g) - 99.02%
Blue Chip Growth (T. Rowe Price)	254,887	$3,091,780
Capital Appreciation (Jennison)	432,403	3,052,764
Core Equity (Legg Mason)	100,853	536,538
Emerging Markets Value (DFA)	406,863	2,050,587
Floating Rate Income (WAMCO)	269,401	1,942,378
Fundamental Value (Davis)	203,003	2,133,562
Global Bond (PIMCO)	237,748	3,126,384
Global Real Estate (Deutsche)	640,062	3,219,510
High Income (MFC Global U.S.) (f)	613,335	2,968,541
High Yield (WAMCO)	1,139,215	6,846,683
Index 500 (MFC Global U.S.A.) (f)	3,259,751	21,709,940
International Equity Index (SSgA)	520,012	6,089,346
International Opportunities (Marsico)	116,399	1,019,659
International Small Cap (Templeton)	109,169	997,809
International Small Company (DFA)	189,869	981,624
International Value (Templeton)	98,138	1,019,656
Large Cap Value (BlackRock)	138,352	2,108,490
Mid Cap Index (MFC Global U.S.A.) (f)	180,842	2,104,998
Natural Resources (Wellington)	71,614	1,410,080
Real Estate Equity (T. Rowe Price)	523,668	2,241,297
Real Return Bond (PIMCO)	349,317	4,017,150
Small Cap Index (MFC Global U.S.A.) (f)	252,279	2,106,526
Spectrum Income (T. Rowe Price)	245,212	2,143,153
Strategic Bond (WAMCO)	479,042	4,210,775
Strategic Income (MFC Global U.S.) (f)	370,470	3,174,927
Total Bond Market (Declaration) (f)	1,073,830	10,781,254
Total Return (PIMCO)	158,616	2,114,351
U.S. High Yield Bond (Wells Capital)	325,308	2,921,264
Value & Restructuring (Columbia)	320,610	2,144,880
		102,265,906
JOHN HANCOCK FUNDS III (g) - 0.95%
International Core (GMO)	40,331	980,456
TOTAL INVESTMENT COMPANIES (Cost $147,734,430)		$103,246,362
Total Investments (Lifecycle 2010 Portfolio)
(Cost $147,734,430) - 99.97%		$103,246,362
Other Assets in Excess of Liabilities - 0.03%		32,436
TOTAL NET ASSETS - 100.00%		$103,278,798

Lifecycle Retirement Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 96.52%

Investment Companies - 6.36%
Financial Select Sector SPDR Fund	115,000	$1,450,150
iShares MSCI EAFE Index Fund	15,100	629,217
PowerShares DB Commodity
Index Tracking Fund	221,002	5,036,635
SPDR Lehman High Yield Bond ETF	75,000	2,129,250
SPDR Trust Series 1	25,000	2,248,750
		11,494,002
JOHN HANCOCK FUNDS II (g) - 89.17%
Core Equity (Legg Mason)	580,901	3,090,395
Emerging Markets Value (DFA)	1,062,078	5,352,873
Floating Rate Income (WAMCO)	494,949	3,568,582
Fundamental Value (Davis)	560,461	5,890,447
Global Bond (PIMCO)	275,385	3,621,308
Global Real Estate (Deutsche)	1,431,826	7,202,083
High Income (MFC Global U.S.) (f)	1,474,621	7,137,164
High Yield (WAMCO)	1,781,322	10,705,746
Index 500 (MFC Global U.S.A.) (f)	2,948,172	19,634,824
International Equity Index (SSgA)	304,747	3,568,582
International Small Cap (Templeton)	195,646	1,788,203
International Small Company (DFA)	345,347	1,785,446
International Value (Templeton)	171,732	1,784,291
Investment Quality Bond (Wellington)	688,462	7,428,500
Mid Cap Index (MFC Global U.S.A.) (f)	932,489	10,854,169
Natural Resources (Wellington)	387,153	7,623,047
Real Estate Equity (T. Rowe Price)	1,749,933	7,489,711
Real Return Bond (PIMCO)	1,086,090	12,490,036
Small Cap Index (MFC Global U.S.A.) (f)	646,943	5,401,974
Spectrum Income (T. Rowe Price)	634,402	5,544,675
Strategic Bond (WAMCO)	419,346	3,686,054
Strategic Income (MFC Global U.S.) (f)	429,186	3,678,128
Total Bond Market (Declaration) (f)	732,523	7,354,532
Total Return (PIMCO)	411,222	5,481,586
U.S. High Yield Bond (Wells Capital)	993,480	8,921,455
		161,083,811
JOHN HANCOCK FUNDS III (g) - 0.99%
International Core (GMO)	73,397	1,784,291
TOTAL INVESTMENT COMPANIES (Cost $242,055,354)		$174,362,104

SHORT TERM INVESTMENTS - 2.75%
Federal Home Loan Bank Discount Notes
zero coupon due 02/18/2009	$2,000,000	$1,995,611
Federal Home Loan Mortgage Association
Discount Notes
zero coupon due 01/06/2009	1,980,000	1,977,269
Federal National Mortgage Association Discount
Notes
zero coupon due 02/02/2009 to
02/25/2009	1,000,000	998,299
TOTAL SHORT TERM INVESTMENTS
(Cost $4,971,179)		$4,971,179
Total Investments (Lifecycle Retirement Portfolio)
(Cost $247,026,533) - 99.27%		$179,333,283
Other Assets in Excess of Liabilities - 0.73%		1,327,161
TOTAL NET ASSETS - 100.00%		$180,660,444

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The Underlying Fund's subadviser is shown parenthetically.

The accompanying notes are an integral part of the financial statements.
5

Notes to the Schedule of Investments (Unaudited)

Securities valuation
The net asset value of each Lifecycle Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements , effective with the beginning of the Portfolios’ fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of November 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lifecycle 2045
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$83,292,679	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$83,292,679	-

Lifecycle 2040
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$93,818,862	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$93,818,862	-

Lifecycle 2035
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$131,983,776	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$131,983,776	-

Lifecycle 2030
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$178,621,905	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$178,621,905	-

Lifecycle 2025
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$229,368,099	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$229,368,099	-

Lifecycle 2020
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$224,935,208	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$224,935,208	-

Lifecycle 2015
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$180,593,513	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$180,593,513	-

Lifecycle 2010
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$103,246,362	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$103,246,362	-

Lifecycle Retirement
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$174,362,104	($1,767,641)
Level 2 - Other Significant Observable Inputs	4,971,179	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$179,333,283	($1,767,641)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures
Lifecycle Retirement may purchase and sell financial futures contracts and options on those contracts. The Portfolio may invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes, or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolio.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Portfolios’ agent in acquiring the futures position) . If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When the Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at November 30, 2008:

						Unrealized
		Number of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)
Lifecycle
Retirement	S&P 500 E-mini Futures	95	Long	Dec 2008	$4,252,675	($1,610,868)

	U.S. Treasury 10-Year Note Futures	30	Short	Dec 2008	3,686,719	(156,773)
						($1,767,641)

Cost of investment securities for federal income tax purposes

At November 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net
				Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Lifecycle 2045	$129,521,865	-	($46,229,186)	($46,229,186)
Lifecycle 2040	146,699,548	-	(52,880,686)	(52,880,686)
Lifecycle 2035	207,803,110	-	(75,819,334)	(75,819,334)
Lifecycle 2030	280,783,137	-	(102,161,232)	(102,161,232)
Lifecycle 2025	355,377,201	-	(126,009,102)	(126,009,102)
Lifecycle 2020	344,024,942	$7,717	(119,097,451)	(119,089,734)
Lifecycle 2015	269,288,236	-	(88,694,723)	(88,694,723)
Lifecycle 2010	148,579,378	-	(45,333,016)	(45,333,016)
Lifecycle Retirement	247,026,533	69,800	(67,763,050)	(67,693,250)

For more information

Trustees
James M, Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LCOQ1 11/08
1/09

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Absolute Return Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 98.35%

Investment Companies - 19.81%
iShares Lehman Aggregate Bond Fund	1,000	$98,100
iShares MSCI EAFE Index Fund	2,600	108,342
iShares Russell 2000 Index Fund	800	37,768
iShares S&P Mid Cap Fund *	1,500	77,280
PowerShares DB Commodity
Index Tracking Fund	4,545	103,581
SPDR Lehman High Yield Bond ETF	5,800	164,662
SPDR Trust Series 1	1,700	152,915
Vanguard REIT ETF	1,800	57,906
		800,554
JOHN HANCOCK FUNDS II (g) - 77.07%
Blue Chip Growth (T. Rowe Price) *	6,974	84,595
Capital Appreciation (Jennison) *	12,945	91,394
Core Bond (Wells Capital)	17,207	207,687
Emerging Markets Value (DFA) *	34,146	172,097
Equity-Income (T. Rowe Price) *	5,622	64,760
Floating Rate Income (WAMCO)	17,577	126,733
Fundamental Value (Davis) *	11,328	119,060
Global Bond (PIMCO)	5,958	78,345
Global Real Estate (Deutsche) *	26,964	135,627
High Income (MFC Global U.S.)	17,360	84,023
High Yield (WAMCO)	15,393	92,514
International Opportunities (Marsico) *	9,209	80,672
International Small Company (DFA) *	10,655	55,086
International Value (Templeton) *	8,369	86,953
Investment Quality Bond (Wellington)	15,489	167,122
Large Cap Value (BlackRock) *	3,973	60,545
Mid Cap Stock (Wellington) *	7,811	80,688
Mid Cap Value Equity (RiverSource) *	13,302	81,009
Natural Resources (Wellington) *	3,869	76,186
Optimized All Cap (MFC Global U.S.A.) * (f)	9,847	56,426
Real Estate Equity (T. Rowe Price) *	27,940	119,581
Real Return Bond (PIMCO)	10,056	115,645
Small Company Growth (AIM) *	7,568	57,671
Small Company Value (T. Rowe Price) *	3,661	60,704
Spectrum Income (T. Rowe Price)	22,939	200,490
Strategic Income (MFC Global U.S.)	23,545	201,783
Total Return (PIMCO)	15,122	201,576
U.S. High Yield Bond (Wells Capital)	11,373	102,134
Value & Restructuring (Columbia)	7,884	52,742
		3,113,848
JOHN HANCOCK FUNDS III (g) - 1.47%
International Core (GMO)	2,434	59,167
TOTAL INVESTMENT COMPANIES (Cost $5,608,743)		$3,973,569
Total Investments (Absolute Return Portfolio)
(Cost $5,608,743) - 98.35%		$3,973,569
Other Assets in Excess of Liabilities - 1.65%		66,748
TOTAL NET ASSETS - 100.00%		$4,040,317

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.71%

U.S. Treasury Bonds - 2.03%
3.75% due 11/15/2018	$4,540,000	$4,849,642
4.375% due 02/15/2038	3,375,000	3,911,572
8.75% due 08/15/2020	1,663,000	2,458,382
		11,219,596

U.S. Treasury Notes - 7.68%
2.00% due 02/28/2010	241,000	244,992
3.125% due 09/30/2013 (a)	9,090,000	9,620,483
3.875% due 05/15/2018	4,675,000	5,049,731
4.00% due 08/15/2018 (a)	4,497,000	4,902,432
4.25% due 08/15/2015 (a)	8,045,000	9,024,229
4.75% due 02/15/2010 (a)	12,865,000	13,491,165
		42,333,032

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,428,941)		$53,552,628

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.77%

Federal Home Loan Mortgage Corp. - 1.87%
5.50% due 07/01/2038	1,277,721	1,297,685
5.754% due 04/01/2037	749,065	754,579
5.825% due 03/01/2037 (b)	2,065,245	2,084,367
5.875% due 03/21/2011	81,000	84,236
6.00% due 05/01/2037 to 08/01/2038	5,960,628	6,099,396
		10,320,263

Federal National Mortgage
Association - 33.85%
zero coupon PO due 02/01/2015	390,000	298,074
3.50% due 06/18/2010	2,785,000	2,803,068
4.139% due 05/01/2035	2,424,055	2,419,728
4.375% due 03/15/2013	20,000	21,102
4.50% TBA **	6,000,000	5,996,250
5.00% due 05/01/2018 to 05/01/2038	29,615,621	29,900,688
5.00% TBA **	5,000,000	5,056,250
5.07% due 07/01/2033 (b)	2,632	2,667
5.125% due 04/15/2011 (a)	5,095,000	5,356,236
5.50% due 03/15/2011 to 07/01/2038	84,750,763	86,509,318
5.50% TBA **	5,725,000	5,820,715
5.574% due 01/01/2036 (b)	1,358,434	1,363,357
5.718% due 04/01/2036 (b)	998,320	1,004,971
6.00% due 09/01/2022 to 01/01/2038	27,900,389	28,585,461
6.00% TBA **	11,000,000	11,249,218
6.25% due 05/15/2029	157,000	187,235
6.50% due 02/01/2036 to 02/01/2037	87,217	89,791
7.00% due 09/01/2010 to 10/25/2041	66,000	68,802
7.50% due 09/01/2029 to 08/01/2031	5,046	5,296
		186,738,227

Government National Mortgage
Association - 0.05%
5.00% due 04/15/2035	99,794	100,764
5.50% due 03/15/2035	96,841	98,751
6.00% due 03/15/2033 to 06/15/2033	39,434	40,480
6.50% due 09/15/2028 to 08/15/2031	7,105	7,509
7.00% due 04/15/2029	2,368	2,458

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
8.00% due 10/15/2026		$2,229	$2,424
			252,386

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $193,234,996)			$197,310,876

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%

Argentina - 0.01%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	177,218	7,669
1.00% due 12/15/2035 (b)		393,449	8,630
5.83% due 12/31/2033 (b)		72,870	10,368
			26,667
Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,258

Colombia - 0.00%
Republic of Colombia
10.00% due 01/23/2012		$20,000	21,200
11.75% due 03/01/2010	COP	8,000,000	3,516
			24,716

Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	5,756
1.50% due 09/20/2014		1,350,000	14,603
1.80% due 03/22/2010		2,650,000	28,170
			48,529
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	16,185
8.00% due 12/19/2013		167,800	11,977
9.875% due 02/01/2010		$205,000	220,888
			249,050

Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	5,760
9.375% due 04/01/2029		1,000	995
			6,755

Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,175

Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	2,426

Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	3,701
5.25% due 03/15/2011		30,000	3,939
			7,640

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $431,433)			$372,216

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 35.36%

Advertising - 0.01%
R.H. Donnelley Corp.
8.875% due 10/15/2017		$560,000	$75,600

Aerospace - 0.04%
BAE Systems Asset Trust
6.664% due 09/15/2013 (h)		35,743	36,509
BE Aerospace, Inc.
8.50% due 07/01/2018		250,000	205,000
			241,509
Agriculture - 0.22%
Archer-Daniels-Midland Company
6.45% due 01/15/2038		1,000,000	895,696
Mosaic Company
7.625% due 12/01/2016 (h)		390,000	323,700
			1,219,396
Air Travel - 0.20%
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019		166,411	116,488
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		100,570	80,959
Delta Air Lines, Inc.
6.821% due 08/10/2022		523,564	329,845
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		515,000	375,950
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		310,000	176,700
			1,079,942
Aluminum - 0.02%
Alcoa, Inc.
5.72% due 02/23/2019		150,000	104,504

Amusement & Theme Parks - 0.01%
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (b)(h)		140,000	61,600

Auto Parts - 0.07%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)		395,000	197,500
Delphi Corp.
6.197% due 11/15/2033 ^		2,000	0
Tenneco Automotive, Inc.
8.625% due 11/15/2014		505,000	186,850
			384,350

Auto Services - 0.06%
ERAC USA Finance Company
6.375% due 10/15/2017 (h)		320,000	211,739
7.95% due 12/15/2009 (h)		10,000	9,527
United Rentals North America, Inc.
7.00% due 02/15/2014		95,000	54,150
7.75% due 11/15/2013		100,000	61,000
			336,416
Automobiles - 0.06%
DaimlerChrysler N.A. Holding Corp.
5.875% due 03/15/2011		395,000	330,692

Banking - 1.54%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	572

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
BAC Capital Trust XIII
3.2188% due 03/15/2043 (b)		$640,000	$219,361
BAC Capital Trust XV
3.61% due 06/01/2056 (b)		925,000	435,914
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (h)		435,000	243,600
Banco Santander Chile
3.1644% due 12/09/2009 (b)(h)		18,000	17,748
5.375% due 12/09/2014 (h)		5,000	4,711
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,278
BNP Paribas
7.195% due 12/31/2049 (b)(h)		$190,000	117,709
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(h)		500,000	343,834
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	381,431
HBOS PLC
5.375% due 12/29/2049 (b)(h)		22,000	11,405
6.413% due 09/29/2049 (b)(h)		450,000	250,081
HSBC Holdings PLC
6.50% due 09/15/2037		435,000	364,430
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		85,000	68,507
Landsbanki Islands HF
zero coupon due 08/25/2009 (b)(h)		490,000	4,900
6.10% due 08/25/2011 (h)		295,000	2,950
7.431% due 12/31/2049 (b)(h)		805,000	7,044
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(h)		545,000	212,975
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)		400,000	240,294
Natixis
10.00% due 04/29/2049 (b)(h)		325,000	166,976
Northern Trust Company
6.50% due 08/15/2018		190,000	196,505
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(h)		790,000	524,106
RBS Capital Trust IV
4.5619% due 09/29/2049 (b)		18,000	6,871
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		580,000	301,139
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049		300,000	135,000
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	233,536
Silicon Valley Bank
6.05% due 06/01/2017		415,000	338,632
Standard Chartered PLC
6.40% due 09/26/2017 (h)		1,000,000	814,724
6.409% due 01/30/2017 (b)(h)		1,215,000	681,305
SunTrust Capital VIII
6.10% due 12/01/2066 (b)		630,000	399,370
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)		605,000	272,250
TuranAlem Finance BV
7.875% due 06/02/2010		12,000	7,230
USB Capital IX
6.189% due 03/29/2049 (b)		2,025,000	1,053,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Wachovia Bank NA
5.85% due 02/01/2037	$395,000	$323,646
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	150,000	130,289
		8,513,323

Broadcasting - 0.21%
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	1,972
7.75% due 12/01/2045	9,000	8,149
8.25% due 08/10/2018	375,000	374,506
News America, Inc.
6.65% due 11/15/2037	865,000	693,593
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (h)	360,000	91,800
		1,170,020

Building Materials & Construction - 0.25%
CRH America, Inc.
8.125% due 07/15/2018	425,000	328,385
Masco Corp.
5.85% due 03/15/2017	705,000	482,341
USG Corp.
6.30% due 11/15/2016	1,000,000	585,000
		1,395,726

Business Services - 0.26%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,023
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (h)	460,000	224,250
Science Applications International Corp.
5.50% due 07/01/2033	825,000	661,057
Sotheby's
7.75% due 06/15/2015	360,000	221,400
Xerox Corp.
6.75% due 02/01/2017	435,000	318,898
		1,427,628

Cable & Television - 1.17%
AT&T Broadband Corp.
8.375% due 03/15/2013	305,000	304,841
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (h)	312,000	141,960
Comcast Corp.
4.95% due 06/15/2016	360,000	295,827
COX Communications, Inc.
4.625% due 01/15/2010	22,000	20,650
5.45% due 12/15/2014	218,000	193,088
6.75% due 03/15/2011	209,000	202,605
7.75% due 11/01/2010	207,000	201,774
Cox Communications, Inc., Class A
4.625% due 06/01/2013	340,000	294,485
Rogers Cable, Inc.
6.75% due 03/15/2015	300,000	278,250
TCI Communications, Inc.
9.80% due 02/01/2012	315,000	333,786
Time Warner Cable, Inc.
6.75% due 07/01/2018	475,000	416,500

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Time Warner Companies, Inc.
7.57% due 02/01/2024	$34,000	$29,133
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	459,999
8.375% due 03/15/2023	335,000	307,213
Time Warner, Inc.
6.75% due 04/15/2011	575,000	543,217
7.625% due 04/15/2031	9,000	7,737
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	911,242
6.625% due 05/15/2011	575,000	500,976
6.75% due 10/05/2037	630,000	459,928
6.875% due 04/30/2036	760,000	549,383
		6,452,594

Cellular Communications - 0.36%
America Movil SAB de CV
5.75% due 01/15/2015	305,000	267,638
American Tower Corp.
7.50% due 05/01/2012	12,000	11,220
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	213,641
8.75% due 03/01/2031	209,000	201,963
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	176,817
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	8,089
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)	360,000	356,658
8.50% due 11/15/2018 (h)	725,000	731,516
		1,967,542

Chemicals - 0.28%
American Pacific Corp.
9.00% due 02/01/2015	425,000	374,000
Ecolab, Inc.
4.875% due 02/15/2015	350,000	302,447
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	218,000
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	480,000	186,000
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	172,250
Sterling Chemicals, Inc.
10.25% due 04/01/2015	305,000	292,800
		1,545,497

Chemicals-Diversified - 0.11%
The Dow Chemical Company
5.70% due 05/15/2018	700,000	600,437

Computers & Business Equipment - 0.33%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	498,993
Computer Sciences Corp.
6.50% due 03/15/2018 (h)	965,000	770,543
International Business Machines Corp
8.00% due 10/15/2038	510,000	570,571
		1,840,107

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 0.11%
BWAY Corp.
10.00% due 10/15/2010	$492,000	$423,120
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	435,000	115,275
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	57,200
		595,595

Crude Petroleum & Natural Gas - 0.40%
Apache Corp.
5.625% due 01/15/2017	1,000,000	944,798
6.90% due 09/15/2018	455,000	462,721
EnCana Corp.
6.50% due 08/15/2034	1,000,000	770,908
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	3,872
		2,182,299

Domestic Oil - 0.23%
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	205,736
7.875% due 09/30/2031	1,060,000	1,051,503
		1,257,239

Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	205,000	167,773

Electrical Utilities - 3.55%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	609,893	548,904
AES Gener SA
7.50% due 03/25/2014	218,000	212,387
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	183,951
Appalachian Power Company
5.80% due 10/01/2035	39,000	27,925
7.00% due 04/01/2038	425,000	360,319
Arizona Public Service Company
5.50% due 09/01/2035	222,000	120,097
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	7,231
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	202,927
CenterPoint Energy Resources Corp., MTN
6.00% due 05/15/2018	1,000,000	786,677
CenterPoint Energy, Inc.
6.50% due 05/01/2018	1,000,000	801,895
Commonwealth Edison Company
5.80% due 03/15/2018	1,985,000	1,755,698
Constellation Energy Group, Inc.
4.55% due 06/15/2015	815,000	648,332
7.60% due 04/01/2032	246,000	207,334
Dominion Resources, Inc.
5.00% due 03/15/2013	575,000	527,982
5.70% due 09/17/2012	207,000	194,867
6.30% due 09/30/2066 (b)	800,000	392,000
7.50% due 06/30/2066 (b)	320,000	163,200
Empresa Nacional De Electricidad
8.50% due 04/01/2009	8,000	8,109

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Enel Finance International SA
6.25% due 09/15/2017 (h)	$565,000	$493,231
Enersis SA
7.375% due 01/15/2014	12,000	12,076
Entergy Louisiana LLC
8.09% due 01/02/2017	484,331	510,563
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	196,199
7.375% due 11/15/2031	676,000	555,956
Funding Corp.
9.00% due 06/01/2017	924,000	882,586
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	62,624	59,040
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	365,000	313,900
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	1,720,000	1,542,088
Midwest Generation LLC, Series B
8.56% due 01/02/2016	584,360	534,690
National Grid PLC
6.30% due 08/01/2016	485,000	429,134
Nevada Power Company
5.875% due 01/15/2015	370,000	339,172
6.65% due 04/01/2036	530,000	431,012
Oncor Electric Delivery Company
6.375% due 05/01/2012	850,000	805,718
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	237,799
4.80% due 03/01/2014	212,000	195,610
8.25% due 10/15/2018	455,000	504,777
Peco Energy Company
5.35% due 03/01/2018	1,000,000	894,353
PSEG Power LLC
5.00% due 04/01/2014	214,000	182,295
8.625% due 04/15/2031	214,000	192,148
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	920,628
Scottish Power PLC
4.91% due 03/15/2010	225,000	222,094
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	761,724
Texas Competitive Electric Holdings Company LLC
10.50% due 11/01/2015 (h)	470,000	300,800
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (h)	96,000	100,566
Virginia Electric and Power Company
6.00% due 01/15/2036	620,000	514,444
8.875% due 11/15/2038	290,000	315,047
		19,597,485

Electronics - 0.07%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	15,130
Tyco Electronics Group SA
7.125% due 10/01/2037	501,000	388,119
		403,249

Energy - 0.53%
Duke Capital LLC
6.75% due 02/15/2032	511,000	357,205

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LP
4.95% due 06/01/2010	$210,000	$201,133
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (h)	680,000	577,846
6.875% due 03/01/2033	209,000	149,920
Nexen, Inc.
5.875% due 03/10/2035	577,000	398,410
6.40% due 05/15/2037	625,000	451,709
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	222,941	239,392
Sempra Energy
4.75% due 05/15/2009	208,000	204,412
8.90% due 11/15/2013	360,000	357,120
		2,937,147

Financial Services - 6.98%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	193,166
American Express Bank FSB, BKNT
6.00% due 09/13/2017	805,000	646,196
American Express Company
7.00% due 03/19/2018	1,065,000	947,807
American Express Credit Corp., Series C
7.30% due 08/20/2013	575,000	549,962
American General Finance Corp.
6.90% due 12/15/2017	335,000	133,163
American Honda Finance Corp.
7.625% due 10/01/2018 (h)	615,000	627,823
Astoria Depositor Corp.
8.144% due 05/01/2021 (h)	600,000	445,125
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	205,170
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	360,000	363,024
Bear Stearns Companies, Inc., MTN
2.3863% due 11/28/2011 (b)	640,000	584,682
Bosphorus Financial Services, Ltd.
3.975% due 02/15/2012 (b)(h)	304,484	305,626
Bunge Ltd. Finance Corp.
5.35% due 04/15/2014	430,000	317,732
5.875% due 05/15/2013	25,000	20,127
Capmark Financial Group, Inc.
5.875% due 05/10/2012	1,300,000	383,707
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	208,824
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	870,000	767,252
CIT Group, Inc.
5.00% due 02/13/2014	95,000	57,831
5.65% due 02/13/2017	125,000	72,344
CIT Group, Inc., MTN
5.125% due 09/30/2014	95,000	54,031
Citigroup, Inc.
5.50% due 04/11/2013	505,000	459,588
5.625% due 08/27/2012	219,000	195,139
6.125% due 11/21/2017	640,000	584,983
6.125% due 05/15/2018	590,000	534,207
6.875% due 03/05/2038	250,000	234,584
8.40% due 04/29/2049 (b)	1,305,000	769,950

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CNOOC Finance
5.50% due 05/21/2033 (h)	$10,000	$8,925
Credit Suisse First Boston USA, Inc.
2.2975% due 11/20/2009 (b)	1,220,000	1,167,837
6.50% due 01/15/2012	209,000	206,843
Dresdner Bank-New York
7.25% due 09/15/2015	281,000	253,189
ERP Operating LP
4.75% due 06/15/2009	13,000	12,711
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	428,000	391,620
Ford Motor Credit Company LLC
9.75% due 09/15/2010	468,000	243,360
9.875% due 08/10/2011	180,000	86,400
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	357,500
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	159,870
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	255,799
5.625% due 05/01/2018	455,000	416,725
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	285,399
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	640,000	522,023
6.75% due 10/01/2037	370,000	239,847
Harley-Davidson Funding Corp.
6.80% due 06/15/2018 (h)	1,000,000	642,638
HSBC Finance Corp.
5.00% due 06/30/2015	645,000	552,790
HVB Funding Trust III
9.00% due 10/22/2031 (h)	10,000	4,024
Independencia International, Ltd.
9.875% due 01/31/2017 (h)	290,000	115,275
9.875% due 05/15/2015 (h)	100,000	40,262
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	196,103
4.55% due 10/15/2009	7,000	6,028
4.75% due 07/01/2009	30,000	26,737
International Lease Finance Corp., MTN
5.45% due 03/24/2011	555,000	392,624
International Lease Finance Corp., Series P
5.1525% due 01/15/2010 (b)	13,000	9,938
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	139,908
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	38,680
JPMorgan Chase & Company
6.75% due 02/01/2011	218,000	219,215
JPMorgan Chase & Company, Series L
7.90% due 12/31/2049	2,070,000	1,624,950
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	543,333
JPMorgan Chase Capital XXIII
3.1488% due 05/15/2047 (b)	915,000	459,845
Kaupthing Bank HF
5.75% due 10/04/2011 (h)	750,000	45,000
Lehman Brothers Holdings, Inc., MTN
zero coupon due 01/26/2017 ^ (b)	1,120,000	100,800

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
MBNA Capital, Series B
3.9925% due 02/01/2027 (b)	$23,000	$14,205
Merrill Lynch & Company, Inc.
3.7425% due 05/02/2017 (b)	1,000,000	784,846
7.75% due 05/14/2038	1,855,000	1,706,885
Merrill Lynch & Company, Inc., MTN
3.0438% due 06/05/2012 (b)	472,000	374,691
6.875% due 04/25/2018	1,535,000	1,451,098
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	455,000	410,110
Morgan Stanley
4.25% due 05/15/2010	232,000	219,595
4.9525% due 10/18/2016 (b)	830,000	573,323
Morgan Stanley, MTN
5.95% due 12/28/2017	290,000	233,343
6.625% due 04/01/2018	825,000	685,976
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	161,214
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	184,032
6.80% due 01/15/2019	350,000	253,810
7.875% due 11/15/2010	216,000	194,420
Osiris Capital PLC, Series C
7.6025% due 01/15/2010 (b)(h)	920,000	892,952
Osiris Capital PLC, Series D
9.7525% due 01/15/2010 (b)(h)	360,000	351,756
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	760,000	684,993
PNC Funding Corp.
3.56% due 01/31/2012 (b)	1,000,000	815,307
4.50% due 03/10/2010	1,500,000	1,482,623
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,620
QBE Capital Funding II LP
6.797% due 06/01/2049 (b)(h)	430,000	182,971
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	664,419
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(h)	400,000	252,932
SLM Corp.
3.835% due 01/27/2014 (b)	1,840,000	971,115
4.50% due 07/26/2010	410,000	345,553
SLM Corp., MTN
8.45% due 06/15/2018	475,000	348,273
SLM Corp., MTN, Series A
3.675% due 07/27/2009 (b)	1,000,000	923,836
SLM Corp., MTN, Series X
2.9188% due 03/16/2009 (b)	600,000	587,957
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)	400,000	285,496
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	197,650
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)	208,000	162,467
Teco Finance, Inc.
6.572% due 11/01/2017	162,000	124,157
7.00% due 05/01/2012	233,000	219,972
Ucar Finance, Inc.
10.25% due 02/15/2012	20,000	19,250

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Vita Capital III, Ltd., Series B-I
4.9825% due 01/01/2011 (b)(h)	$870,000	$813,102
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	413,237
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049	1,000,000	811,231
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (h)	304,000	244,087
		38,482,745

Food & Beverages - 1.83%
ASG Consolidated LLC/ASG Finance, Inc.
11.50 due 11/01/2011 (h)	395,000	337,725
Bottling Group LLC
6.95% due 03/15/2014	355,000	371,799
Cargill, Inc.
6.125% due 09/15/2036 (h)	665,000	481,221
Coca-Cola Enterprises Inc
7.375% due 03/03/2014	415,000	436,897
General Mills, Inc.
5.20% due 03/17/2015	160,000	145,569
5.65% due 09/10/2012	600,000	592,910
5.70% due 02/15/2017	245,000	224,494
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	212,417
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	216,696
6.00% due 02/11/2013	715,000	699,439
6.125% due 02/01/2018	1,360,000	1,262,392
Kroger Company
6.40% due 08/15/2017	980,000	923,192
6.80% due 12/15/2018	920,000	817,244
7.00% due 05/01/2018	580,000	556,473
McCormick & Company, Inc.
5.75% due 12/15/2017	1,000,000	965,732
Nabisco, Inc.
7.55% due 06/15/2015	229,000	233,421
SABMiller PLC
6.50% due 07/15/2018 (h)	875,000	761,397
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	10,800
Supervalu, Inc.
7.50% due 11/15/2014	500,000	390,000
Tesco PLC
6.15% due 11/15/2037 (h)	570,000	451,604
		10,091,422

Gas & Pipeline Utilities - 2.12%
Buckeye Partners LP
5.125% due 07/01/2017	225,000	180,369
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	256,788
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	600,000	491,678
Energy Transfer Partners LP
6.70% due 07/01/2018	1,000,000	828,520
7.50% due 07/01/2038	1,440,000	1,099,909
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	240,000	200,605
5.80% due 03/15/2035	208,000	134,722

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Kinder Morgan Energy Partners LP (continued)
6.50% due 02/01/2037	$1,091,000	$775,533
7.30% due 08/15/2033	212,000	164,557
7.75% due 03/15/2032	200,000	170,782
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	540,000	402,626
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	330,000	214,500
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	11,002
NGPL Pipeco LLC
7.119% due 12/15/2017 (h)	1,420,000	1,172,798
ONEOK Partners LP
6.15% due 10/01/2016	728,000	638,562
6.65% due 10/01/2036	545,000	397,714
Southern Union Company
7.20% due 11/01/2066 (b)	950,000	520,125
Spectra Energy Capital LLC
6.20% due 04/15/2018	3,290,000	2,890,304
Targa Resources Partners LP
8.25% due 07/01/2016	280,000	162,400
TEPPCO Partners LP
7.00% due 06/01/2067 (b)	705,000	365,797
Texas Eastern Transmission LP
6.00% due 09/15/2017 (h)	685,000	600,814
		11,680,105

Healthcare Products - 0.15%
Covidien International Finance SA
6.00% due 10/15/2017	885,000	819,930
Healthcare Services - 0.30%
Coventry Health Care, Inc.
5.875% due 01/15/2012	225,000	175,932
6.30% due 08/15/2014	420,000	285,125
UnitedHealth Group, Inc.
4.875% due 02/15/2013	225,000	204,783
5.375% due 03/15/2016	240,000	200,798
5.50% due 11/15/2012	235,000	221,511
5.80% due 03/15/2036	115,000	78,220
WellPoint, Inc.
5.00% due 12/15/2014	208,000	176,150
6.375% due 06/15/2037	415,000	317,328
		1,659,847

Holdings Companies/Conglomerates - 0.19%
General Electric Company
5.00% due 02/01/2013	1,057,000	1,035,862
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (h)	16,000	15,797
		1,051,659

Homebuilders - 0.35%
Centex Corp.
4.55% due 11/01/2010	1,200,000	990,000
5.80% due 09/15/2009	830,000	782,275
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	151,200
		1,923,475

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants - 0.33%
Darden Restaurants, Inc.
6.80% due 10/15/2037	$835,000	$523,299
Marriott International, Inc.
4.625% due 06/15/2012	26,000	19,957
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	340,000	259,532
Yum! Brands, Inc.
6.25% due 03/15/2018	405,000	333,392
6.875% due 11/15/2037	965,000	674,575
		1,810,755

Household Products - 0.22%
Clorox Company
5.00% due 03/01/2013	600,000	564,901
5.95% due 10/15/2017	500,000	448,612
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015 (a)	415,000	195,050
		1,208,563

Industrial Machinery - 0.12%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	215,914
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	433,873
		649,787

Industrials - 0.17%
Parker Hannifin Corp., Series MTN
5.50% due 05/15/2018	1,000,000	953,266
Insurance - 2.94%
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,168,755
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	700,000	236,250
AON Capital Trust A
8.205% due 01/01/2027	990,000	503,395
Assurant, Inc.
5.625% due 02/15/2014	209,000	155,687
6.75% due 02/15/2034	550,000	323,940
AXA SA
6.379% due 12/14/2049 (b)(h)	585,000	285,933
6.463% due 12/31/2049 (b)(h)	275,000	122,513
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(h)	500,000	129,250
Chubb Corp.
5.75% due 05/15/2018	200,000	179,703
Cigna Corp.
6.15% due 11/15/2036	500,000	336,838
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	777,761
CNA Financial Corp.
6.00% due 08/15/2011	280,000	239,191
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	555,386
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(h)	795,000	248,125
Foundation Re II, Ltd.
8.8988% due 11/26/2010 (b)(h)	250,000	240,525
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	79,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	$8,000	$6,281
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	209,360
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (h)	683,000	448,868
7.50% due 08/15/2036 (h)	1,470,000	995,180
7.80% due 03/15/2037 (h)	455,000	230,717
Lincoln National Corp.
6.05% due 04/20/2067 (b)	495,000	198,000
7.00% due 05/17/2066 (b)	555,000	218,457
Markel Corp.
6.80% due 02/15/2013	325,000	320,865
Merna Reinsurance, Ltd., Series B
5.5119% due 07/07/2010 (b)(h)	1,000,000	926,700
Mystic Re, Ltd.
8.9443% due 12/05/2008 (b)(h)	250,000	249,925
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	395,687
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (h)	1,873,000	1,872,030
PartnerRe Finance II
6.44% due 12/01/2066 (b)	895,000	454,642
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	121,215
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	181,195
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	540,000	477,145
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,150,000	714,135
Symetra Financial Corp.
6.125% due 04/01/2016 (h)	350,000	270,830
8.30% due 10/15/2037 (b)(h)	310,000	179,981
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	342,495
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	903,392
6.15% due 08/15/2019	14,000	12,660
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(h)	1,540,000	696,972
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	134,832
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	82,500
		16,226,316

International Oil - 0.41%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	848,368
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (h)	173,162	174,860
Pemex Project Funding Master Trust
4.1188% due 06/15/2010 (b)(h)	218,000	206,010
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (h)	5,346	5,242
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (h)	330,000	222,371

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Talisman Energy, Inc.
6.25% due 02/01/2038	$1,150,000	$808,439
		2,265,290

Leisure Time - 0.90%
AMC Entertainment, Inc.
8.00% due 03/01/2014	495,000	311,850
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	150,000	122,625
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (h)	350,000	45,500
Greektown Holdings LLC
10.75% due 12/01/2013 (a)(h)	220,000	48,400
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)	225,000	105,750
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	145,700
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)	460,000	299,000
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)	85,000	32,300
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	12,960
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	174,720
8.00% due 04/01/2012	150,000	94,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	92,500
9.75% due 04/01/2010	285,000	211,969
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (h)	405,000	422,369
Turning Stone Resort Casino
9.125% due 09/15/2014 (h)	370,000	281,200
Vivendi
5.75% due 04/04/2013 (h)	2,515,000	2,332,235
Waterford Gaming LLC
8.625% due 09/15/2014 (h)	220,000	207,900
		4,941,478

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	7,590
Manufacturing - 0.22%
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	465,000	425,201
Tyco Electronics Group SA
6.55% due 10/01/2017	910,000	803,197
		1,228,398

Medical-Hospitals - 0.13%
Community Health Systems, Inc.
8.875% due 07/15/2015	305,000	247,050
Humana, Inc.
8.15% due 06/15/2038	590,000	452,021
		699,071

Metal & Metal Products - 0.13%
Alcan, Inc.
5.00% due 06/01/2015	6,000	4,637

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	$210,000	$157,500
CII Carbon LLC
11.125% due 11/15/2015 (h)	405,000	380,700
Commercial Metals Company
7.35% due 08/15/2018	270,000	189,257
		732,094

Mining - 0.20%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (h)	209,000	200,952
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	465,000	255,750
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	300,000	207,000
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	405,000	286,113
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	315,000	164,194
		1,114,009

Oil Comp-Integrated - 0.16%
Occidental Petroleum Corp.
7.00% due 11/01/2013	600,000	646,408
Petro-Canada
6.05% due 05/15/2018	320,000	253,273
		899,681

Oil Field Mach&Equip - 0.15%
BJ Services Company
6.00% due 06/01/2018	880,000	854,629
Paper - 0.14%
International Paper Company
7.95% due 06/15/2018	395,000	312,773
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	267,652
Verso Paper, Inc., Series B
9.125% due 08/01/2014	380,000	182,400
		762,825

Petroleum Services - 0.49%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	118,650
Anadarko Finance Company, Series B
7.50% due 05/01/2031	900,000	730,570
Anadarko Petroleum Corp.
6.45% due 09/15/2036	1,000,000	773,929
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	234,821
8.375% due 08/01/2066 (b)	700,000	437,500
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	177,625
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	208,989
		2,682,084

Pharmaceuticals - 0.61%
Allergan, Inc.
5.75% due 04/01/2016	400,000	367,633

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC
5.90% due 09/15/2017	$485,000	$481,218
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,454
Schering Plough Corp.
5.55% due 12/01/2013	218,000	215,646
6.00% due 09/15/2017	1,200,000	1,128,306
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	158,420
6.15% due 02/01/2036	170,000	146,079
Wyeth
5.50% due 03/15/2013	900,000	886,460
		3,391,216

Pipelines - 0.28%
Enbridge Energy Partners LP, Series B
7.50% due 04/15/2038	600,000	472,101
Plains All American Pipeline LP
6.50% due 05/01/2018	265,000	203,734
Texas Gas Transmission LLC
5.50% due 04/01/2013 (h)	1,000,000	879,918
		1,555,753

Publishing - 0.09%
Idearc, Inc.
8.00% due 11/15/2016	505,000	45,450
New York Times Company
4.50% due 03/15/2010	575,000	449,632
		495,082

Railroads & Equipment - 0.24%
CSX Corp.
5.50% due 08/01/2013	645,000	597,351
Union Pacific Corp.
5.70% due 08/15/2018	785,000	723,783
		1,321,134

Real Estate - 1.93%
AvalonBay Communities, Inc.
5.50% due 01/15/2012	605,000	487,832
Boston Properties, Ltd.
6.25% due 01/15/2013	215,000	169,451
Camden Property Trust
5.00% due 06/15/2015	216,000	106,018
Colonial Properties Trust
6.25% due 06/15/2014	211,000	134,618
Colonial Realty LP
5.50% due 10/01/2015	231,000	115,146
Developers Diversified Realty Corp.
4.625% due 08/01/2010	22,000	14,543
Duke Realty LP
5.95% due 02/15/2017	1,505,000	824,191
6.25% due 05/15/2013	1,000,000	727,515
HCP, Inc., MTN
6.70% due 01/30/2018	600,000	334,222
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,000,000	569,954
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	229,000	203,900
5.625% due 02/28/2013	520,000	396,444

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Health Care, Inc.
6.00% due 11/15/2013		$215,000	$164,486
6.20% due 06/01/2016		680,000	452,807
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011		360,000	273,447
Hospitality Properties Trust
6.75% due 02/15/2013		1,212,000	766,576
HRPT Properties Trust
6.65% due 01/15/2018		200,000	130,085
Kimco Realty Corp.
5.70% due 05/01/2017		775,000	481,213
Nationwide Health Properties, Inc.
6.50% due 07/15/2011		285,000	261,363
ProLogis
5.625% due 11/15/2016		2,075,000	770,979
6.625% due 05/15/2018		480,000	190,167
Realty Income Corp.
5.95% due 09/15/2016		560,000	392,512
Rouse Company LP
3.625% due 03/15/2009		645,000	193,500
6.75% due 05/01/2013 (h)		220,000	48,400
Simon Property Group LP
5.625% due 08/15/2014		530,000	357,020
5.75% due 12/01/2015		530,000	340,738
5.875% due 03/01/2017		595,000	367,088
USB Realty Corp.
6.091% due 12/22/2049 (b)(h)		500,000	263,750
Vornado Realty LP
5.60% due 02/15/2011		800,000	722,233
Westfield Group
5.40% due 10/01/2012 (h)		475,000	371,671
			10,631,869

Retail - 0.41%
CVS Caremark Corp.
3.1106% due 06/01/2010 (b)		900,000	805,042
5.75% due 06/01/2017		400,000	341,593
6.125% due 08/15/2016		515,000	463,869
6.302% due 06/01/2037 (b)		710,000	391,551
Macy's Retail Holdings, Inc.
7.875% due 07/15/2015		360,000	240,857
			2,242,912

Software - 0.05%
Fiserv, Inc.
6.80% due 11/20/2017		330,000	269,817
Telecommunications Equipment &
Services - 0.72%
BellSouth Corp.
6.55% due 06/15/2034		420,000	340,976
Citizens Communications Company
6.25% due 01/15/2013		290,000	228,375
9.00% due 08/15/2031		900,000	495,000
Deutsche Telekom International Finance BV
6.75% due 08/20/2018		870,000	780,374
7.125% due 07/11/2011 (b)	EUR	1,000	1,313
8.50% due 06/15/2010		$222,000	223,152
8.75 due 06/15/2030		227,000	214,795

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)	$400,000	$213,000
Embarq Corp.
7.995% due 06/01/2036	820,000	467,400
France Telecom SA
7.75% due 03/01/2011	20,000	20,344
SBC Communications, Inc.
4.125% due 09/15/2009	207,000	205,280
5.10% due 09/15/2014	16,000	14,352
5.625% due 06/15/2016	12,000	10,619
6.45% due 06/15/2034	580,000	466,752
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (h)	9,000	9,493
West Corp.
11.00% due 10/15/2016 (a)	645,000	277,350
		3,968,575

Telephone - 1.38%
AT&T, Inc.
5.60% due 05/15/2018	500,000	432,993
6.30% due 01/15/2038	500,000	404,378
6.40% due 05/15/2038	390,000	323,815
6.70% due 11/15/2013	980,000	975,809
BellSouth Corp.
4.20% due 09/15/2009	212,000	210,359
6.00% due 11/15/2034	820,000	620,056
British Telecommunications PLC
5.95% due 01/15/2018	10,000	8,537
Cincinnati Bell, Inc.
8.375% due 01/15/2014	405,000	301,725
Qwest Corp.
7.875% due 09/01/2011	315,000	269,325
Sprint Capital Corp.
6.375% due 05/01/2009	212,000	205,640
6.875% due 11/15/2028	900,000	441,000
8.375% due 03/15/2012	207,000	140,760
8.75% due 03/15/2032	685,000	356,200
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	606,350
7.20% due 07/18/2036	650,000	435,500
7.721% due 06/04/2038	600,000	441,014
Verizon Communications, Inc.
6.10% due 04/15/2018	910,000	793,952
6.90% due 04/15/2038	760,000	633,358
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	15,000	14,407
		7,615,178

Tobacco - 0.46%
Alliance One International, Inc.
8.50% due 05/15/2012	170,000	126,650
Altria Group, Inc.
8.50% due 11/10/2013	840,000	843,257
9.95% due 11/10/2038	720,000	713,119
Philip Morris International, Inc.
5.65% due 05/16/2018	620,000	556,186

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American, Inc.
7.25% due 06/01/2013	$320,000	$278,000
		2,517,212

Transportation - 0.10%
CMA CGM SA
7.25% due 02/01/2013 (h)	455,000	228,934
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	385,000	242,937
Overseas Shipholding Group, Inc.
8.75% due 12/01/2013	75,000	59,813
		531,684

Utility Service - 0.25%
Public Service Company of New Mexico
7.95% due 05/15/2018	1,000,000	870,169
Veolia Environnement
6.00% due 06/01/2018	600,000	515,497
		1,385,666

Water Treatment Systems - 0.09%
American Water Capital Corp.
6.085% due 10/15/2017	600,000	507,296
TOTAL CORPORATE BONDS (Cost $248,653,709)		$195,066,083

MUNICIPAL BONDS - 0.20%
District of Columbia - 0.20%
George Washington University, DC, Series B
5.095% due 09/15/2032	1,175,000	1,123,147
TOTAL MUNICIPAL BONDS (Cost $1,175,000)		$1,123,147

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.13%
American Home Mortgage Assets, Series 2006-6,
Class A1A
1.585% due 11/25/2036 (b)	504,418	199,479
American Home Mortgage Assets, Series 2006-6,
Class XP
1.9347% IO due 12/25/2046	8,849,600	287,612
American Home Mortgage Assets, Series 2007-5,
Class XP
2.4649% IO due 06/25/2047	7,054,478	370,360
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	708,945	400,427
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	6,252,610	341,940
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (h)	535,000	467,101
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,195
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	50,846	21,117
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3521% due 09/10/2047 (b)	470,000	344,996

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045	$1,600,000	$773,013
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.901% due 05/10/2045 (b)	970,000	736,464
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	995,000	697,761
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	556,073
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8863% due 03/20/2036 (b)	495,494	368,842
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9403% due 05/20/2036 (b)	323,943	56,535
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.8503% due 09/20/2037 (b)	372,557	255,058
Banc of America Large Loan,
Series 2005-MIB1, Class B
1.6825% due 03/15/2022 (b)(h)	895,000	649,550
Banc of America Large Loan, Series 2006-BIX1,
Class C
1.6025% due 10/15/2019 (b)(h)	1,000,000	675,605
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.0733% IO due 10/10/2045 (h)	84,453,425	189,978
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	39,746	38,512
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.4362% due 04/25/2035 (b)	179,684	54,130
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	9,402	5,462
Bear Stearns Commercial Mortgage Securities, Inc.
4.95% due 06/11/2041 (h)	665,000	144,374
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class X1
0.18% IO due 11/11/2041 (b)	57,767,150	458,735
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class X1
0.17% IO due 06/11/2041 (b)	67,421,646	531,761
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.419% IO due 07/11/2042	450,113	4,376
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.23% IO due 08/13/2046 (b)	551,600	4,898
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	19,134
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
1.8625% due 03/15/2019 (b)(h)	700,000	429,850
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (h)	400,000	71,231

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.604% IO due 10/12/2041	$28,875,170	$418,927
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
1.615% due 08/25/2036 (b)	437,512	162,520
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
1.605% due 12/25/2036 (b)	2,018,854	902,769
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	28,689
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	255,720	220,239
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9149% due 03/15/2049 (b)	700,000	456,264
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8385% due 12/25/2035 (b)	360,716	189,435
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	216,610	175,725
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3994% due 09/15/2020 (b)	190,000	46,012
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.23% due 09/15/2020 (b)	360,000	267,896
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.5917% due 01/15/2046 (b)	1,000,000	484,377
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	424,859	335,789
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.3994% due 06/10/2044 (b)	49,365	12,266
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
1.6225% due 11/15/2017 (b)(h)	515,548	398,582
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	1,229,274	587,363
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
1.8343% IO due 05/25/2036	2,804,390	98,154
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.1878% IO due 11/20/2035	7,335,436	220,063
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	565,951	270,419
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.521% due 07/20/2034 (b)	1,211,656	761,995
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
1.6525% due 04/15/2008 (b)(h)	870,000	616,775
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (h)	1,760,000	1,145,197

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (h)	$1,225,000	$800,878
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (h)	671,000	542,665
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (h)	515,000	356,071
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	262,458	237,262
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	307,087	283,451
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	144,746	129,380
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	160,860	139,550
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1653% IO due 02/15/2038 (h)	95,591,702	516,530
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	58,053	14,727
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.2776% IO due 08/19/2045	6,657,257	162,271
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	434,523	439,491
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	349,105	354,869
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	3,408	3,919
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	36,785	38,590
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,223,673	1,221,306
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0368% due 08/25/2034 (b)	1,508,393	780,374
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2143% due 12/25/2034 (b)	128,660	13,391
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1348% due 05/25/2036 (b)	198,984	12,074
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	112,531	109,284
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	19,601
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	164,809	139,669

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1316% IO due 06/10/2048 (h)	$1,677,541	$10,846
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	11,025
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (h)	295,000	266,872
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (h)	367,000	352,865
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (h)	135,000	125,597
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.6826% due 05/10/2040 (b)	1,370,000	1,123,957
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6316% due 04/19/2036 (b)	274,080	178,993
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
1.675% due 06/25/2045 (b)	131,077	49,654
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
1.755% due 10/25/2045 (b)	587,242	208,328
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
1.765% due 02/25/2036 (b)	960,187	383,262
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.2646% IO due 08/10/2042 (h)	26,992,354	211,971
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class C
5.554% due 02/10/2017	315,000	55,543
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class F
5.633% due 02/10/2017	170,000	25,906
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	204,942	183,623
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class E
5.7594% due 08/10/2038 (b)	800,000	225,312
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2124% IO due 07/10/2039 (h)	2,035,626	17,746
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038	1,350,000	664,524
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
5.2747% due 12/25/2034 (b)	390,217	188,696
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.523% due 08/25/2034 (b)	293,563	109,709
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3664% due 01/25/2036 (b)	713,200	480,862
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
1.8038% due 01/19/2036 (b)	330,744	116,447

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.06% IO due 09/19/2035	$4,915,097	$66,815
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
3.329% due 12/19/2036 (b)	681,503	250,113
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	15,260,245	95,376
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	15,271,469	100,219
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (h)	10,914,918	68,218
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	185,229	78,188
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
5.60% IO due 10/25/2036	11,204,604	258,826
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
1.5236% IO due 10/25/2036	14,868,017	120,431
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.4313% due 05/25/2035 (b)	297,793	41,897
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.3219% due 08/25/2036 (b)	298,276	20,170
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class G
5.4995% due 12/15/2044 (b)	600,000	127,019
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	2,025,000	1,417,612
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class AM
6.0071% due 06/15/2049 (b)	1,660,000	736,760
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	421,734	363,948
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	187,759	183,301
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	540,000	371,650
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	34,827
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	490,000	328,916
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	845,000	599,552
JPMorgan Mortgage Trust, Series 2006-A7, Class
2A5
5.7992% due 01/25/2037 (b)	700,607	275,744

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	$194,635	$176,692
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	402,888	329,235
LB-UBS Commercial Mortgage Trust, Series
2005-C2, Class E
5.4562% due 04/15/2030 (b)	740,000	177,982
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	1,393,363	1,353,805
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	26,970
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2535% IO due 03/17/2020 (h)	729,182	7,296
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(h)	25,472	5,616
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	53,139
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0802% due 06/15/2038 (b)	575,000	408,072
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,945,176	1,750,483
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
4.5366% due 04/21/2034 (b)	1,274,629	975,430
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6076% due 08/25/2034 (b)	710,444	419,430
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.569% due 03/25/2035 (b)	1,317,816	608,623
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9823% due 02/25/2036 (b)	610,101	417,065
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	1,080,000	687,731
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.564% IO due 02/14/2051 (h)	33,211,178	535,905
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	24,313
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.086% IO due 08/12/2020 (h)	218,282,923	635,705
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4152% due 11/12/2037 (b)	435,000	322,009
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	379,914	363,091

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.8409% due 05/12/2039 (b)	$1,000,000	$489,076
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5587% IO due 08/12/2026	21,056,032	258,063
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1044% due 06/12/2046 (b)	785,000	557,656
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9335% due 09/25/2037 (b)	289,955	134,235
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9335% due 09/25/2037 (b)	109,983	88,348
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9335% due 09/25/2037 (b)	69,989	48,747
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	70,272
Morgan Stanley Capital I, Series 1999-FNV1,
Class A2
6.53% due 03/15/2031	79,866	79,481
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	13,231	12,184
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3783% due 11/14/2042 (b)	415,000	336,608
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3783% due 11/14/2042 (b)	415,000	302,238
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	555,000	411,921
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2399% IO due 07/15/2056 (h)	670,716	8,586
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1817% IO due 12/31/2041 (h)	1,450,356	10,218
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
1.7525% due 12/20/2049 (b)(h)	1,000,000	100,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
1.8525% due 12/20/2049 (b)(h)	1,000,000	180,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.8147% due 05/25/2035 (b)	311,316	99,739
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	758,639	362,487
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9515% due 12/25/2035 (b)	463,916	304,476
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	631,042	320,846
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	548,605	262,130

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	$129,597	$123,212
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	23,069	21,633
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	980,000	933,641
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	135,000	123,377
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (h)	797,000	764,024
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (h)	100,000	85,221
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (h)	110,000	89,703
Sequoia Mortgage Trust, Series 2005-3, Class A1
1.6525% due 04/15/2032 (b)	5,318	2,970
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
5.2652% due 03/25/2033 (b)	538,291	408,521
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.731% due 04/25/2037 (b)	1,556,630	1,192,282
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (h)	900,000	791,121
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.53% due 12/15/2044 (b)	915,000	201,908
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1165% IO due 03/15/2042 (h)	77,257,703	310,669
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	15,182
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1163% due 03/23/2045 (h)	558,470	411,043
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4202% due 11/23/2043 (h)	865,849	747,661
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
1.745% due 12/25/2045 (b)	229,744	93,443
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
3.419% due 05/25/2046 (b)	565,010	200,578
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
2.00% due 10/25/2045 (b)	842,088	303,152
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
2.00% due 04/25/2045 (b)	959,501	297,445
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.4785% IO due 06/25/2017	29,326,158	274,933
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.4283% IO due 07/25/2047	16,618,982	150,609

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
2.72% due 12/25/2045 (b)	$506,516	$182,346
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.1804% due 02/25/2037 (b)	353,077	29,343
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	224,011	151,838
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.4843% IO due 04/25/2047	13,036,143	122,214
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	15,128	10,254
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6596% due 10/25/2036 (b)	762,106	297,890
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $85,007,306)		$55,883,814

ASSET BACKED SECURITIES - 3.65%
Alesco Preferred Funding, Ltd., Series 12A, Class B
5.3525% due 07/15/2037 (b)(h)	430,000	107,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.86% due 09/23/2037 (b)(h)	930,000	232,500
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.89% due 12/23/2037 (b)(h)	220,000	48,400
American Express Issuance Trust, Series 2008-1,
Class A
2.3725% due 12/15/2010 (b)	2,235,000	2,122,194
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	691	684
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (h)	1,150,000	230,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(h)	600,000	348,000
Anthracite, Ltd., Series 2002-CIBA, Class A
1.8487% due 05/24/2017 (b)(h)	881,939	546,802
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
4.135% due 01/26/2042 (b)(h)	370,000	55,500
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
4.585% due 01/26/2042 (b)(h)	615,000	30,750
Argent Securities, Inc., Series 2004-W1, Class M3
2.845% due 03/25/2034 (b)	10,456	1,568
Bank of America Credit Card Trust, Series
2008-A3, Class A3
2.1725% due 08/15/2011 (b)	1,588,000	1,567,659
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
1.9225% due 03/20/2050 (b)(h)	400,000	200,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
1.775% due 02/25/2052 (b)(h)	1,000,000	160,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Issuance Trust, Series 2008-A1, Class A1
1.8725% due 01/15/2012 (b)	$800,000	$755,237
CNH Equipment Trust, Series 2008-B, Class A2B
2.4225% due 04/15/2011 (b)	1,600,000	1,576,848
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	909,538	799,855
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (h)	460,000	284,281
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (h)	860,000	680,948
Crest, Ltd., Series 2002-IGA, Class A
3.9662% due 07/28/2017 (b)(h)	1,358,917	951,242
Crest, Ltd., Series 2003-1A, Class B1
3.7594% due 05/28/2038 (b)(h)	600,000	240,000
CW Capital Cobalt I, Series 2005-1A, Class A1
2.4375% due 05/25/2045 (b)(h)	455,316	243,708
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (h)	3,045,000	2,456,554
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	125,000	96,227
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.5138% due 12/05/2046 (b)(h)	975,000	165,750
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (h)	535,000	329,025
Equity One ABS, Inc., Series 2004-2, Class AV2
1.645% due 07/25/2034 (b)	647	236
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	472,188
Highland Park CDO, Ltd., Series 2006-1A, Class A2
2.5575% due 11/25/2051 (b)(h)	1,230,000	184,500
JER CDO, Series 2006-2A, Class AFL
1.725% due 03/25/2045 (b)(h)	700,000	210,000
Lehman XS Trust, Series 2005-5N, Class 3A2
1.755% due 11/25/2035 (b)	659,585	222,622
Lehman XS Trust, Series 2005-7N, Class 1A1B
1.695% due 12/25/2035 (b)	486,650	173,276
Lehman XS Trust, Series 2006-2N, Class 1A2
1.735% due 02/25/2046 (b)	1,471,033	476,425
LNR CDO, Ltd., Series 2006-1A, Class BFL
3.79% due 05/28/2043 (b)(h)	700,000	84,235
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
1.8987% due 12/24/2050 (b)(h)	570,000	85,500
North Street Referenced Linked Notes, Series
2000-1A, Class C
5.215% due 07/30/2010 (b)(h)	500,000	250,000
N-Star Real Estate CDO, Ltd.
3.6088% due 07/27/2040 (b)(h)	700,000	434,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
1.775% due 06/22/2051 (b)(h)	900,000	225,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.60% due 02/01/2041 (b)(h)	475,000	57,000

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.80% due 02/01/2041 (b)(h)	$475,000	$42,750
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,035,807	670,768
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	938,149	776,135
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	1,290,339	903,237
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
2.195% due 06/25/2045 (b)(h)	685,000	195,225
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	109,688	107,054
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	335,000	303,064
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	16,381	11,312
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	49,000	46,157
TOTAL ASSET BACKED SECURITIES
(Cost $34,843,697)		$20,161,916

SUPRANATIONAL OBLIGATIONS - 0.04%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (h)	12,000	13,223
Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	187,601
6.875% due 03/15/2012	20,000	19,136
		206,737

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,285)		$219,960

PREFERRED STOCKS - 0.19%
Financial Services - 0.07%
Merrill Lynch & Company, Inc., Series MER,
8.625%	20,775	371,353
Food & Beverages - 0.08%
Ocean Spray Cranberries, Inc., 6.25%	5,034	440,475
Telephone - 0.04%
Telephone & Data Systems, Inc., 7.60%	16,000	221,120
TOTAL PREFERRED STOCKS (Cost $1,341,891)		$1,032,948

TERM LOANS - 0.05%
Cable & Television - 0.05%
Time Warner Cable, Inc.
8.75% due 02/14/2019	295,000	289,808
TOTAL TERM LOANS (Cost $290,482)		$289,808

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	3,852	808
TOTAL WARRANTS (Cost $0)		$808

REPURCHASE AGREEMENTS - 3.75%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$20,695,087 on 12/1/2008,
collateralized by $855,000 Federal
National Mortgage Association,
6.02% due 10/23/2019 (valued at
$864,619, including interest) and
$805,000 Federal Home Loan
Bank, 2.25% due 10/02/2009
(valued at $810,031, including
interest) and $17,345,000 Federal
Home Loan Bank, 5.25% due
08/08/2033 (valued at
$18,775,963, including interest)
and $620,000 Federal National
Mortgage Association, 5% due
03/15/2016 (valued at $662,625,
including interest)	$20,694,999	$20,694,999
TOTAL REPURCHASE AGREEMENTS
(Cost $20,694,999)		$20,694,999

SHORT TERM INVESTMENTS - 10.09%
Federal Home Loan Bank Discount Note
0.01% due 12/11/2008 to 12/15/2008	$27,727,000	$27,724,515
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	27,911,463	27,911,463
TOTAL SHORT TERM INVESTMENTS
(Cost $55,635,978)		$55,635,978
Total Investments (Active Bond Fund)
(Cost $690,987,717) - 109.01%		$601,345,181
Liabilities in Excess of Other Assets - (9.01)%		(49,696,134)
TOTAL NET ASSETS - 100.00%		$551,649,047

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.99%
Aerospace - 1.63%
General Dynamics Corp.	56,900	$2,940,023
Lockheed Martin Corp.	30,300	2,336,433
		5,276,456

Agriculture - 0.41%
Bunge, Ltd. (a)	11,800	501,028
The Mosaic Company	27,100	822,485
		1,323,513

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel - 0.04%
Southwest Airlines Company	14,700	$127,155
Apparel & Textiles - 1.02%
Coach, Inc. *	61,700	1,104,430
Guess?, Inc.	34,100	451,143
Phillips-Van Heusen Corp.	49,700	866,768
Polo Ralph Lauren Corp., Class A	19,700	851,040
True Religion Apparel, Inc. *	2,600	32,734
		3,306,115
Auto Parts - 0.19%
Autoliv, Inc.	26,100	498,249
WABCO Holdings, Inc.	8,000	118,880
		617,129
Banking - 3.18%
Astoria Financial Corp.	46,500	858,390
Bank of America Corp.	56,900	924,625
Northern Trust Corp.	35,900	1,647,451
PNC Financial Services Group, Inc.	63,600	3,356,172
U.S. Bancorp	129,100	3,483,118
		10,269,756
Biotechnology - 2.09%
Alnylam Pharmaceuticals, Inc. *	16,900	308,087
Amgen, Inc. *	84,400	4,687,576
Charles River Laboratories International, Inc. *	26,200	597,360
Genomic Health, Inc. * (a)	3,500	64,855
Myriad Genetics, Inc. *	18,700	1,108,536
		6,766,414
Broadcasting - 0.27%
Liberty Media Corp. - Entertainment, Series A *	74,100	879,567
Building Materials & Construction - 0.18%
EMCOR Group, Inc. *	9,400	148,238
Perini Corp. * (a)	22,500	430,875
		579,113
Business Services - 1.20%
Accenture, Ltd., Class A	9,400	291,212
Brinks Company	89,500	1,948,415
Computer Sciences Corp. *	33,800	941,668
Global Sources, Ltd. *	11,000	71,060
Manpower, Inc.	20,300	639,044
		3,891,399
Cable & Television - 1.92%
Comcast Corp., Class A	252,500	4,378,350
DISH Network Corp. *	166,100	1,840,388
		6,218,738
Chemicals - 1.05%
Ashland, Inc.	60,400	576,820
CF Industries Holdings, Inc.	3,900	205,257
Terra Industries, Inc.	176,700	2,599,257
		3,381,334
Coal - 1.21%
Arch Coal, Inc.	92,800	1,427,264
Massey Energy Company	158,100	2,469,522
		3,896,786

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services - 0.19%
Brinks Home Security Holdings, Inc. *	30,100	$602,000
Computers & Business Equipment - 5.77%
Apple, Inc. *	7,700	713,559
Hewlett-Packard Company	197,600	6,971,328
International Business Machines Corp.	93,800	7,654,080
Lexmark International, Inc. *	52,100	1,363,978
Western Digital Corp. *	159,100	1,941,020
		18,643,965
Construction & Mining Equipment - 0.47%
Joy Global, Inc.	64,700	1,506,863
Containers & Glass - 0.22%
Sealed Air Corp.	44,800	709,184
Cosmetics & Toiletries - 2.22%
Colgate-Palmolive Company	75,600	4,919,292
Procter & Gamble Company	35,100	2,258,685
		7,177,977
Crude Petroleum & Natural Gas - 4.26%
Apache Corp.	49,700	3,841,810
Cimarex Energy Company	106,300	3,015,731
Occidental Petroleum Corp.	93,800	5,078,332
Swift Energy Company *	23,300	497,921
W&T Offshore, Inc.	95,200	1,332,800
		13,766,594
Domestic Oil - 1.09%
Clayton Williams Energy, Inc. *	1,200	55,104
Encore Aquisition Company *	63,200	1,671,008
Mariner Energy, Inc. *	162,600	1,786,974
		3,513,086
Drugs & Health Care - 0.50%
CV Therapeutics, Inc. * (a)	48,800	442,128
Perrigo Company	11,200	385,392
Quidel Corp. *	47,600	648,788
Vivus, Inc. *	23,900	141,966
		1,618,274
Electrical Equipment - 0.07%
GrafTech International, Ltd. *	33,000	220,770
Electrical Utilities - 2.68%
Dominion Resources, Inc.	79,600	2,930,872
Edison International	105,700	3,530,380
FirstEnergy Corp.	23,000	1,347,340
Pepco Holdings, Inc.	31,100	559,489
The Southern Company	8,100	294,192
		8,662,273
Electronics - 0.64%
Harman International Industries, Inc.	30,900	465,045
Jabil Circuit, Inc.	213,100	1,402,198
Multi-Fineline Electronix, Inc. *	17,700	184,788
		2,052,031
Energy - 0.71%
Progress Energy, Inc.	42,700	1,694,763
Rosetta Resources, Inc. *	11,700	88,101

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Sempra Energy	11,200	$522,704
		2,305,568
Financial Services - 6.49%
BlackRock, Inc.	7,500	942,825
Broadridge Financial Solutions, Inc.	47,100	536,940
Charles Schwab Corp.	230,700	4,228,731
CME Group, Inc.	3,500	741,825
JPMorgan Chase & Company	245,000	7,756,700
Nasdaq Stock Market, Inc. *	11,500	247,250
Visa, Inc.	46,700	2,454,552
Wells Fargo & Company	140,700	4,064,823
		20,973,646
Food & Beverages - 2.13%
Dean Foods Company *	52,100	758,576
General Mills, Inc.	18,400	1,162,328
J.M. Smucker Company	8,900	403,793
Sysco Corp.	195,000	4,572,750
		6,897,447
Healthcare Products - 4.04%
Baxter International, Inc.	65,700	3,475,530
Becton, Dickinson & Company	3,700	235,061
Covidien, Ltd.	21,900	807,015
Cypress Biosciences, Inc. * (a)	100,500	538,680
Herbalife, Ltd.	98,400	1,749,552
Johnson & Johnson	25,000	1,464,500
Kinetic Concepts, Inc. * (a)	62,900	1,361,156
Medicines Company *	30,700	395,723
St. Jude Medical, Inc. *	102,700	2,878,681
Zimmer Holdings, Inc. *	4,200	156,744
		13,062,642
Healthcare Services - 1.62%
Alliance Imaging, Inc. *	12,400	96,968
Centene Corp. *	29,200	540,200
Express Scripts, Inc. *	77,800	4,474,278
Humana, Inc. *	4,300	129,989
		5,241,435
Homebuilders - 0.29%
NVR, Inc. *	400	173,700
Walter Industries, Inc.	42,000	766,080
		939,780
Hotels & Restaurants - 1.98%
Brinker International, Inc.	35,900	238,376
CEC Entertainment, Inc. *	29,200	502,532
Darden Restaurants, Inc.	25,200	460,908
McDonald's Corp.	85,100	4,999,625
Wyndham Worldwide Corp.	43,900	209,842
		6,411,283
Household Products - 0.04%
Church & Dwight, Inc.	1,900	112,936
Industrial Machinery - 2.64%
AGCO Corp. *	72,900	1,794,798
Cummins, Inc.	107,500	2,749,850
Flowserve Corp.	33,700	1,696,121

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Gardner Denver, Inc. *	26,600	$658,350
Manitowoc Company, Inc.	100,000	788,000
Pall Corp.	25,200	693,252
W.W. Grainger, Inc.	1,900	134,083
		8,514,454
Insurance - 2.72%
Aetna, Inc.	153,600	3,351,552
Allied World Assurance Holdings, Ltd.	22,200	784,992
Assurant, Inc.	25,100	546,427
Progressive Corp.	144,300	2,167,386
Prudential Financial, Inc.	89,400	1,939,980
		8,790,337
International Oil - 3.99%
Chevron Corp.	7,700	608,377
Exxon Mobil Corp.	110,600	8,864,590
Murphy Oil Corp.	77,800	3,427,090
		12,900,057
Internet Content - 0.87%
Google, Inc., Class A *	8,100	2,372,976
Yahoo!, Inc. *	37,500	431,625
		2,804,601
Internet Retail - 0.25%
eBay, Inc. *	61,200	803,556
Internet Software - 0.12%
Symantec Corp. *	32,000	384,960
Manufacturing - 1.20%
General Electric Company	83,500	1,433,695
Honeywell International, Inc.	66,400	1,849,904
Insteel Industries, Inc.	7,200	70,272
Trinity Industries, Inc.	34,600	514,502
		3,868,373
Medical-Hospitals - 0.12%
LifePoint Hospitals, Inc. * (a)	14,300	286,858
Universal Health Services, Inc., Class B	2,800	104,020
		390,878
Metal & Metal Products - 0.18%
Precision Castparts Corp.	2,800	175,560
Timken Company	27,500	399,025
		574,585
Paper - 0.30%
International Paper Company	75,100	934,995
Xerium Technologies, Inc.	15,100	17,969
		952,964
Pharmaceuticals - 6.88%
Abbott Laboratories	8,400	440,076
Bristol-Myers Squibb Company	83,300	1,724,310
Cubist Pharmaceuticals, Inc. *	47,100	1,156,776
Eli Lilly & Company	156,900	5,358,135
Enzon Pharmaceuticals, Inc. *	40,100	196,891
Gilead Sciences, Inc. *	31,000	1,388,490
Medicis Pharmaceutical Corp., Class A	42,500	519,775
Merck & Company, Inc.	90,000	2,404,800

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
OSI Pharmaceuticals, Inc. *	27,600	$1,026,720
Pfizer, Inc.	465,800	7,653,094
POZEN, Inc. *	9,100	61,971
Schering-Plough Corp.	18,200	305,942
		22,236,980
Railroads & Equipment - 1.37%
Burlington Northern Santa Fe Corp. (a)	21,400	1,639,454
CSX Corp.	9,700	361,228
Norfolk Southern Corp.	49,200	2,433,924
		4,434,606
Real Estate - 1.06%
Apartment Investment & Management
Company, Class A, REIT (a)	4,010	45,995
Boston Properties, Inc., REIT	5,500	293,700
Equity Residential, REIT	22,300	678,589
Health Care, Inc., REIT	9,900	376,200
Liberty Property Trust, REIT	11,400	217,968
ProLogis, REIT	17,900	68,557
Public Storage, Inc., REIT	1,900	132,791
Regency Centers Corp., REIT	9,400	334,734
Simon Property Group, Inc., REIT	14,100	669,750
Vornado Realty Trust, REIT	11,400	609,330
		3,427,614
Retail Grocery - 0.36%
The Kroger Company	42,500	1,175,550
Retail Trade - 4.18%
Barnes & Noble, Inc.	12,900	203,562
Big Lots, Inc. *	65,600	1,149,312
Children's Place Retail Stores, Inc. *	3,900	91,455
New York & Company, Inc. *	2,600	4,888
Ross Stores, Inc.	7,600	201,400
Systemax, Inc. *	700	6,846
The Buckle, Inc.	14,100	265,926
The Gap, Inc.	102,800	1,338,456
United Rentals, Inc. *	206,200	1,664,034
Urban Outfitters, Inc. *	6,500	118,105
Wal-Mart Stores, Inc.	151,500	8,465,820
		13,509,804
Semiconductors - 0.84%
Altera Corp.	22,200	326,562
Intel Corp.	69,600	960,480
QLogic Corp. *	111,900	1,188,378
Volterra Semiconductor Corp. * (a)	33,300	249,084
		2,724,504
Software - 2.30%
Microsoft Corp.	368,100	7,442,982
Steel - 0.11%
United States Steel Corp.	11,800	358,720
Telecommunications Equipment &
Services - 0.35%
Embarq Corp.	34,000	1,109,760
Global Crossing, Ltd. *	3,100	23,777
		1,133,537

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 4.61%
AT&T, Inc.	251,900	$7,194,264
Atlantic Tele-Network, Inc.	2,500	57,350
Verizon Communications, Inc.	234,200	7,646,630
		14,898,244
Tobacco - 2.31%
Altria Group, Inc.	70,300	1,130,424
Philip Morris International, Inc.	149,900	6,319,784
		7,450,208
Toys, Amusements & Sporting Goods - 0.40%
Hasbro, Inc.	48,200	1,291,760
Transportation - 1.00%
Frontline, Ltd. (a)	90,800	2,682,232
Kirby Corp. *	22,000	559,460
		3,241,692
Trucking & Freight - 1.03%
Ryder Systems, Inc.	93,100	3,343,221
TOTAL COMMON STOCKS (Cost $379,196,475)		$287,605,416

SHORT TERM INVESTMENTS - 4.83%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$7,665,126	$7,665,126
U.S. Treasury Bills
zero coupon due 01/15/2009	7,940,000	7,935,385
TOTAL SHORT TERM INVESTMENTS
(Cost $15,600,511)		$15,600,511

REPURCHASE AGREEMENTS - 8.14%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$26,294,110 on 12/1/2008,
collateralized by $26,295,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at
$26,820,900, including interest)	$26,294,000	$26,294,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,294,000)		$26,294,000
Total Investments (All Cap Core Fund)
(Cost $421,090,986) - 101.96%		$329,499,927
Liabilities in Excess of Other Assets - (1.96)%		(6,330,172)
TOTAL NET ASSETS - 100.00%		$323,169,755

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 74.47%
Aerospace - 6.90%
General Dynamics Corp.	13,766	$711,289
Lockheed Martin Corp.	14,291	1,101,979
Raytheon Company	47,236	2,305,117

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Rockwell Collins, Inc.	8,791	$299,597
Spirit Aerosystems Holdings, Inc., Class A *	29,372	265,817
United Technologies Corp.	34,330	1,666,035
		6,349,834
Agriculture - 0.76%
Monsanto Company	2,625	207,900
The Mosaic Company	16,111	488,969
		696,869
Auto Parts - 0.10%
BorgWarner, Inc.	3,909	92,487
Building Materials & Construction - 0.28%
Chicago Bridge & Iron Company N.V.	3,049	31,009
Foster Wheeler, Ltd. *	10,247	228,098
		259,107
Business Services - 2.75%
Accenture, Ltd., Class A	66,307	2,054,191
Fluor Corp.	8,793	400,433
Jacobs Engineering Group, Inc. *	1,811	81,079
		2,535,703
Cellular Communications - 0.83%
China Mobile, Ltd.	83,372	765,656
Chemicals - 0.42%
Potash Corp. of Saskatchewan, Inc.	6,277	386,914
Coal - 0.99%
CONSOL Energy, Inc.	17,490	506,685
Peabody Energy Corp.	17,137	401,520
		908,205
Commercial Services - 0.29%
Morningstar, Inc. * (a)	8,324	268,033
Computers & Business Equipment - 2.06%
Apple, Inc. *	3,879	359,467
Cisco Systems, Inc. *	35,990	595,274
Cognizant Technology Solutions Corp.,
Class A *	21,734	417,293
Research In Motion, Ltd. *	12,298	522,296
		1,894,330
Construction & Mining Equipment - 0.88%
Joy Global, Inc.	7,909	184,201
National Oilwell Varco, Inc. *	22,077	624,558
		808,759
Cosmetics & Toiletries - 7.84%
Avon Products, Inc.	15,265	322,092
Colgate-Palmolive Company	52,546	3,419,168
Procter & Gamble Company	53,995	3,474,578
		7,215,838
Crude Petroleum & Natural Gas - 1.75%
Marathon Oil Corp.	15,438	404,167
Occidental Petroleum Corp.	22,378	1,211,545
		1,615,712
Drugs & Health Care - 0.65%
Shire, Ltd.	43,164	594,881

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services - 0.39%
Apollo Group, Inc., Class A *	4,709	$361,840
Electrical Equipment - 0.39%
Emerson Electric Company	5,762	206,798
Fanuc, Ltd.	2,497	154,189
		360,987
Electronics - 0.27%
Trimble Navigation, Ltd. *	12,374	251,935
Energy - 0.33%
McDermott International, Inc. *	31,539	307,505
Food & Beverages - 9.39%
General Mills, Inc.	8,323	525,764
Hansen Natural Corp. *	3,242	96,450
Kellogg Company	52,454	2,278,077
PepsiCo, Inc.	43,742	2,480,171
The Coca-Cola Company	69,729	3,268,198
		8,648,660
Gas & Pipeline Utilities - 1.07%
Transocean, Inc. *	14,676	981,531
Healthcare Products - 10.68%
Baxter International, Inc.	50,516	2,672,296
Becton, Dickinson & Company	30,232	1,920,639
Johnson & Johnson	53,783	3,150,608
Medtronic, Inc.	23,971	731,595
St. Jude Medical, Inc. *	48,502	1,359,511
		9,834,649
Healthcare Services - 0.96%
Express Scripts, Inc. *	7,170	412,347
Quest Diagnostics, Inc.	10,058	468,401
		880,748
Industrial Machinery - 0.52%
Cameron International Corp. *	17,670	372,837
Komatsu, Ltd.	8,556	102,877
		475,714
Industrials - 0.37%
ABB, Ltd. *	15,091	195,617
Mitsui O.S.K. Lines, Ltd.	27,858	148,334
		343,951
Insurance - 4.50%
ACE, Ltd.	35,697	1,865,168
Aon Corp.	5,891	266,863
Assurant, Inc.	10,765	234,354
Chubb Corp.	34,603	1,777,210
		4,143,595
International Oil - 0.65%
Exxon Mobil Corp.	7,437	596,076
Internet Content - 0.94%
Google, Inc., Class A *	2,958	866,576
Manufacturing - 0.89%
Honeywell International, Inc.	29,435	820,059
Metal & Metal Products - 0.14%
Precision Castparts Corp.	2,056	128,911

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Titanium Metals Corp.	602	$5,087
		133,998
Mining - 0.68%
BHP Billiton, Ltd.	18,189	343,718
Xstrata PLC	19,389	279,492
		623,210
Petroleum Services - 1.49%
Baker Hughes, Inc.	13,585	473,165
Schlumberger, Ltd.	10,393	527,341
Valero Energy Corp.	20,313	372,744
		1,373,250
Pharmaceuticals - 2.69%
Abbott Laboratories	12,415	650,422
Gilead Sciences, Inc. *	40,735	1,824,520
		2,474,942
Railroads & Equipment - 0.46%
Norfolk Southern Corp.	5,875	290,636
Union Pacific Corp.	2,650	132,606
		423,242
Retail Grocery - 1.84%
The Kroger Company	61,217	1,693,262
Sanitary Services - 1.05%
Waste Management, Inc.	33,183	968,944
Software - 4.31%
Adobe Systems, Inc. *	42,745	989,974
Autodesk, Inc. *	18,819	312,207
Microsoft Corp.	131,930	2,667,625
		3,969,806
Telecommunications Equipment &
Services - 3.63%
Amdocs, Ltd. *	16,356	307,329
KDDI Corp.	342	2,229,069
Nokia Oyj, SADR	57,207	810,623
		3,347,021
Transportation - 0.33%
Nippon Yusen Kabushiki Kaisha	55,590	302,480
TOTAL COMMON STOCKS (Cost $66,622,391)		$68,576,309

SHORT TERM INVESTMENTS - 0.27%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$252,175	$252,175
TOTAL SHORT TERM INVESTMENTS
(Cost $252,175)		$252,175

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 10.13%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$9,324,039 on 12/01/2008,
collateralized by $9,030,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at $9,515,363,
including interest)	$9,324,000	$9,324,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,324,000)		$9,324,000
Total Investments (All Cap Growth Fund)
(Cost $76,198,566) - 84.87%		$78,152,484
Other Assets in Excess of Liabilities - 15.13%		13,933,393
TOTAL NET ASSETS - 100.00%		$92,085,877

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.54%
Aerospace - 4.64%
Alliant Techsystems, Inc. *	13,100	$1,076,820
Curtiss-Wright Corp.	7,400	247,160
General Dynamics Corp.	26,500	1,369,255
United Technologies Corp.	40,720	1,976,142
		4,669,377
Agriculture - 5.55%
Archer-Daniels-Midland Company	195,300	5,347,314
Bunge, Ltd.	5,500	233,530
		5,580,844
Air Travel - 0.62%
Southwest Airlines Company	71,500	618,475
Auto Parts - 1.26%
Autoliv, Inc.	55,500	1,059,495
WABCO Holdings, Inc.	14,000	208,040
		1,267,535
Automobiles - 1.96%
Honda Motor Company, Ltd., ADR	53,400	1,179,072
PACCAR, Inc.	28,400	791,508
		1,970,580
Banking - 2.66%
Commerce Bancshares, Inc.	15,950	698,748
Cullen Frost Bankers, Inc.	33,635	1,823,353
PNC Financial Services Group, Inc.	2,900	153,033
		2,675,134
Biotechnology - 4.02%
Amgen, Inc. *	36,400	2,021,656
Biogen Idec, Inc. *	35,900	1,518,929
Life Technologies Corp. * (a)	19,100	498,510
		4,039,095

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 0.24%
Quanex Building Products Corp.	26,185	$242,473
Business Services - 1.07%
URS Corp. *	28,400	1,078,064
Chemicals - 1.51%
Cabot Corp.	30,000	620,700
Cytec Industries, Inc.	40,600	894,418
		1,515,118
Containers & Glass - 4.39%
Bemis Company, Inc.	48,000	1,296,960
Pactiv Corp. *	114,400	2,858,856
Silgan Holdings, Inc.	5,800	262,392
		4,418,208
Crude Petroleum & Natural Gas - 2.06%
Chesapeake Energy Corp.	29,700	510,246
Forest Oil Corp. *	6,100	106,445
Noble Energy, Inc.	6,700	350,276
XTO Energy, Inc.	28,800	1,101,312
		2,068,279
Domestic Oil - 0.13%
Range Resources Corp.	3,100	128,557
Electrical Equipment - 0.69%
Anixter International, Inc. *	23,589	646,339
Emerson Electric Company	1,400	50,246
		696,585
Electrical Utilities - 1.60%
The Southern Company	26,800	973,376
Wisconsin Energy Corp.	14,700	638,862
		1,612,238
Electronics - 0.18%
Teleflex, Inc.	3,900	184,782
Financial Services - 6.01%
Bank of New York Mellon Corp.	55,698	1,682,636
Charles Schwab Corp.	16,100	295,113
GATX Corp.	25,500	717,825
JPMorgan Chase & Company	57,500	1,820,450
Raymond James Financial, Inc. (a)	34,900	766,753
Wells Fargo & Company	26,400	762,696
		6,045,473
Food & Beverages - 1.72%
Diageo PLC, SADR	8,900	501,693
Hormel Foods Corp.	1,400	37,184
J.M. Smucker Company	15,200	689,624
Kellogg Company	4,500	195,435
PepsiCo, Inc.	5,479	310,659
		1,734,595
Gas & Pipeline Utilities - 4.72%
El Paso Corp.	178,800	1,321,332
Spectra Energy Corp.	64,200	1,043,892
UGI Corp.	52,200	1,219,392
Williams Companies, Inc.	71,800	1,164,596
		4,749,212

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gold - 1.55%
Barrick Gold Corp.	52,997	$1,561,292
Healthcare Products - 0.18%
Medicines Company *	14,000	180,460
Healthcare Services - 2.79%
DaVita, Inc. *	55,900	2,808,975
Holdings Companies/Conglomerates - 1.25%
Berkshire Hathaway, Inc., Class B *	360	1,259,640
Hotels & Restaurants - 1.07%
Brinker International, Inc.	35,400	235,056
Darden Restaurants, Inc.	39,200	716,968
Sonic Corp. *	14,700	124,215
		1,076,239
Industrial Machinery - 4.24%
Caterpillar, Inc.	5,200	213,148
Donaldson Company, Inc.	13,100	448,282
ITT Corp.	39,900	1,670,214
Kennametal, Inc.	21,800	407,660
Parker-Hannifin Corp.	37,200	1,528,176
		4,267,480
Insurance - 2.46%
Aon Corp.	41,100	1,861,830
Markel Corp. *	2,000	616,000
		2,477,830
International Oil - 1.54%
EnCana Corp.	6,800	318,308
Exxon Mobil Corp.	15,391	1,233,589
		1,551,897
Internet Software - 1.71%
McAfee, Inc. *	56,599	1,716,648
Liquor - 0.16%
Central European Distribution Corp. *	6,600	156,024
Manufacturing - 5.65%
AptarGroup, Inc.	24,000	802,560
Carlisle Companies, Inc.	77,254	1,640,102
Eaton Corp.	44,090	2,043,131
Hexcel Corp. *	18,900	141,750
Honeywell International, Inc.	29,100	810,726
Nordson Corp.	7,600	246,620
		5,684,889
Metal & Metal Products - 0.42%
Reliance Steel & Aluminum Company	20,400	420,648
Petroleum Services - 2.92%
Halliburton Company	44,458	782,461
PetroHawk Energy Corp. *	55,100	962,597
Smith International, Inc.	18,000	526,320
Superior Energy Services, Inc. *	39,300	662,205
		2,933,583
Pharmaceuticals - 10.04%
Abbott Laboratories	35,700	1,870,323
AmerisourceBergen Corp.	7,800	244,530
Onyx Pharmaceuticals, Inc. *	44,500	1,250,450

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
OSI Pharmaceuticals, Inc. * (a)	38,400	$1,428,480
Schering-Plough Corp.	212,504	3,572,192
Watson Pharmaceuticals, Inc. *	72,800	1,729,000
		10,094,975
Railroads & Equipment - 0.20%
Kansas City Southern *	9,000	197,280
Retail Grocery - 2.50%
The Kroger Company	90,734	2,509,702
Retail Trade - 4.82%
Costco Wholesale Corp.	39,800	2,048,506
Fossil, Inc. *	21,500	326,800
Kohl's Corp. *	18,500	604,210
MSC Industrial Direct Company, Inc., Class A	3,400	117,674
Wal-Mart Stores, Inc.	31,300	1,749,044
		4,846,234
Sanitary Services - 0.42%
Ecolab, Inc.	10,900	418,451
Software - 0.21%
Adobe Systems, Inc. *	9,300	215,388
Steel - 0.57%
Carpenter Technology Corp.	34,400	573,104
Transportation - 0.20%
Bristow Group, Inc. *	7,853	177,713
Kirby Corp. *	1,000	25,430
		203,143
Trucking & Freight - 0.61%
Heartland Express, Inc.	39,800	614,512
TOTAL COMMON STOCKS (Cost $98,110,152)		$91,063,018

SHORT TERM INVESTMENTS - 1.36%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$1,364,803	$1,364,803
TOTAL SHORT TERM INVESTMENTS
(Cost $1,364,803)		$1,364,803

REPURCHASE AGREEMENTS - 5.25%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$5,280,022 on 12/1/2008,
collateralized by $5,420,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $5,386,125,
including interest)	$5,280,000	$5,280,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,280,000)		$5,280,000
Total Investments (All Cap Value Fund)
(Cost $104,754,955) - 97.15%		$97,707,821
Other Assets in Excess of Liabilities - 2.85%		2,869,357
TOTAL NET ASSETS - 100.00%		$100,577,178

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.48%
Advertising - 0.35%
Focus Media Holding, Ltd., ADR *	48,000	$358,560
Monster Worldwide, Inc. *	43,300	496,651
		855,211
Aerospace - 1.48%
Boeing Company	36,800	1,568,784
Lockheed Martin Corp.	26,400	2,035,704
		3,604,488
Agriculture - 0.71%
Monsanto Company	3,290	260,568
The Mosaic Company	48,750	1,479,563
		1,740,131
Air Travel - 2.82%
Delta Air Lines, Inc. *	679,610	5,987,364
US Airways Group, Inc. *	145,500	867,180
		6,854,544
Apparel & Textiles - 0.49%
NIKE, Inc., Class B	22,300	1,187,475
Automobiles - 0.35%
Honda Motor Company, Ltd., ADR	38,500	850,080
Banking - 0.59%
Bank of America Corp.	19,472	316,420
National City Corp.	68,800	138,288
PNC Financial Services Group, Inc.	6,300	332,451
Signature Bank *	11,400	339,720
Standard Chartered PLC	20,400	266,174
Standard Chartered PLC *	6,725	42,407
		1,435,460
Biotechnology - 2.99%
Amgen, Inc. *	35,190	1,954,453
Cephalon, Inc. *	25,500	1,873,740
Charles River Laboratories International, Inc. *	23,200	528,960
Genentech, Inc. *	20,330	1,557,278
Genzyme Corp. *	14,550	931,491
Myriad Genetics, Inc. *	7,180	425,630
		7,271,552
Business Services - 2.09%
Accenture, Ltd., Class A	57,500	1,781,350
Ariba, Inc. *	130,705	1,052,175
Automatic Data Processing, Inc.	52,400	2,151,544
R.H. Donnelley Corp. *	167,700	92,235
		5,077,304
Cable & Television - 1.32%
Comcast Corp., Special Class A	128,900	2,161,653
Viacom, Inc., Class B *	7,700	122,584
Virgin Media, Inc.	198,600	939,378
		3,223,615
Cellular Communications - 1.29%
China Mobile, Ltd., SADR	1,300	59,579
MetroPCS Communications, Inc. *	210,600	3,083,184
		3,142,763

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals - 1.54%
FMC Corp.	51,100	$2,233,070
Potash Corp. of Saskatchewan, Inc.	14,950	921,518
Solutia, Inc. *	42,500	289,000
UCB SA	10,244	307,968
		3,751,556
Coal - 0.35%
CONSOL Energy, Inc.	21,260	615,902
Massey Energy Company	14,600	228,052
		843,954
Commercial Services - 0.09%
Pool Corp.	12,900	222,267
Computers & Business Equipment - 2.19%
Apple, Inc. *	2,250	208,507
CACI International, Inc., Class A *	3,800	168,758
Cisco Systems, Inc. *	109,400	1,809,476
EMC Corp. *	46,800	494,676
Hewlett-Packard Company	19,800	698,544
Research In Motion, Ltd. *	41,450	1,760,382
Seagate Technology	48,400	203,764
		5,344,107
Construction & Mining Equipment - 0.27%
National Oilwell Varco, Inc. *	23,000	650,670
Containers & Glass - 0.85%
Mobile Mini, Inc. *	28,900	375,411
Owens-Illinois, Inc. *	67,700	1,368,894
Pactiv Corp. *	12,700	317,373
		2,061,678
Cosmetics & Toiletries - 0.36%
Procter & Gamble Company	13,600	875,160
Crude Petroleum & Natural Gas - 4.42%
Apache Corp.	14,000	1,082,200
Cabot Oil & Gas Corp.	8,200	245,754
Chesapeake Energy Corp.	15,600	268,008
EOG Resources, Inc.	3,920	333,278
Forest Oil Corp. *	15,000	261,750
Hess Corp.	19,000	1,026,760
Marathon Oil Corp.	83,700	2,191,266
Newfield Exploration Company *	50,000	1,129,000
Noble Energy, Inc.	15,700	820,796
Ultra Petroleum Corp. *	20,500	832,915
XTO Energy, Inc.	67,450	2,579,288
		10,771,015
Domestic Oil - 0.19%
Range Resources Corp.	11,300	468,611
Drugs & Health Care - 1.00%
Wyeth	67,400	2,427,074
Educational Services - 0.14%
Strayer Education, Inc.	1,400	335,454
Electrical Equipment - 1.14%
American Science & Engineering, Inc.	4,080	309,550
Capstone Turbine Corp. *	175,100	150,586
FLIR Systems, Inc. *	63,000	1,954,260

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Vestas Wind Systems AS *	8,037	$364,343
		2,778,739
Electronics - 0.06%
Flextronics International, Ltd. *	63,500	148,590
Energy - 0.80%
Covanta Holding Corp. *	31,800	634,410
Energy Conversion Devices, Inc. *	20,900	584,782
First Solar, Inc. *	5,750	717,830
		1,937,022
Financial Services - 7.09%
American Express Company	73,900	1,722,609
Ameriprise Financial, Inc.	15,900	293,514
Citigroup, Inc.	145,120	1,203,045
Deutsche Boerse AG	4,753	339,495
Goldman Sachs Group, Inc.	37,050	2,926,580
JPMorgan Chase & Company	75,100	2,377,666
MasterCard, Inc., Class A	3,150	457,695
Morgan Stanley	24,900	367,275
PennantPark Investment Corp.	88,300	260,485
TD Ameritrade Holding Corp. *	29,400	391,020
UBS AG *	7,300	93,002
Visa, Inc.	26,990	1,418,594
Wells Fargo & Company	150,500	4,347,945
Western Union Company	80,690	1,070,756
		17,269,681
Food & Beverages - 2.54%
Dean Foods Company *	18,900	275,184
Flowers Foods, Inc.	13,630	365,011
General Mills, Inc.	6,000	379,020
Nestle SA	12,554	454,678
Nestle SA-Sponsored ADR	26,900	975,125
Pan Fish ASA *	1,870,000	268,903
PepsiCo, Inc.	13,000	737,100
Ralcorp Holdings, Inc. *	15,300	957,168
Smithfield Foods, Inc. *	76,200	518,922
Sysco Corp.	53,400	1,252,230
		6,183,341
Gas & Pipeline Utilities - 0.24%
OAO Gazprom, SADR	32,812	576,264
Gold - 0.14%
Barrick Gold Corp.	11,540	339,968
Healthcare Products - 3.54%
ATS Medical, Inc. *	200,900	431,935
Baxter International, Inc.	6,530	345,437
China Medical Technologies, Inc. *	8,600	176,386
Covidien, Ltd.	36,050	1,328,442
Intuitive Surgical, Inc. *	1,760	233,253
Medtronic, Inc.	56,600	1,727,432
Mindray Medical International, Ltd., ADR	8,400	151,872
NutriSystem, Inc.	50,700	710,307
Varian Medical Systems, Inc. *	58,830	2,374,379
Volcano Corp. *	48,370	789,398

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Zoll Medical Corp. *	19,600	$349,076
		8,617,917
Healthcare Services - 3.30%
Cardinal Health, Inc.	42,000	1,365,840
Coventry Health Care, Inc. *	12,000	149,640
Humana, Inc. *	24,700	746,681
ICON PLC, SADR *	23,000	487,370
McKesson Corp.	42,000	1,467,480
UnitedHealth Group, Inc.	181,900	3,821,719
		8,038,730
Holdings Companies/Conglomerates - 0.12%
Mitsui & Company, Ltd.	33,600	298,595
Homebuilders - 0.21%
M.D.C. Holdings, Inc.	16,310	505,610
Household Products - 0.62%
Jarden Corp. *	121,800	1,520,064
Industrial Machinery - 1.16%
Caterpillar, Inc.	5,300	217,247
Deere & Company	28,670	998,003
Flowserve Corp.	24,000	1,207,920
Pall Corp.	14,300	393,393
		2,816,563
Industrials - 1.02%
Aecom Technology Corp. *	93,500	2,476,815
Insurance - 3.27%
ACE, Ltd.	55,800	2,915,550
Allied World Assurance Holdings, Ltd.	11,100	392,496
Everest Re Group, Ltd.	4,100	321,686
Hartford Financial Services Group, Inc.	51,400	434,330
Marsh & McLennan Companies, Inc.	139,900	3,567,450
The Travelers Companies, Inc.	7,700	336,105
		7,967,617
International Oil - 0.66%
EnCana Corp.	6,070	284,137
Lundin Petroleum AB, Series A *	78,833	384,447
Talisman Energy, Inc. - USD	68,300	632,458
Weatherford International, Ltd. *	23,530	300,478
		1,601,520
Internet Content - 0.11%
Google, Inc., Class A *	910	266,594
Internet Service Provider - 0.28%
Equinix, Inc. *	9,700	440,477
Netease.com, Inc., ADR *	13,200	242,880
		683,357
Internet Software - 0.60%
Akamai Technologies, Inc. *	16,200	198,774
McAfee, Inc. *	41,400	1,255,662
		1,454,436
Leisure Time - 1.57%
DreamWorks Animation SKG, Inc., Class A *	21,800	503,580
Electronic Arts, Inc. *	90,600	1,726,836

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Las Vegas Sands Corp. *	45,700	$236,269
Walt Disney Company	59,700	1,344,444
		3,811,129
Life Sciences - 0.88%
American Ecology Corp.	52,500	928,200
Pharmaceutical Product Development, Inc.	35,500	935,070
Sequenom, Inc. *	17,330	289,584
		2,152,854
Manufacturing - 2.18%
ABB, Ltd., SADR	22,000	284,460
General Electric Company	129,700	2,226,949
Hansen Transmissions International NV *	351,725	480,012
Honeywell International, Inc.	71,500	1,991,990
Siemens AG	5,622	336,209
		5,319,620
Medical-Hospitals - 0.15%
Novavax, Inc. *	166,700	353,404
Metal & Metal Products - 0.92%
Cameco Corp.	39,930	687,994
Companhia Vale Do Rio Doce, ADR *	84,880	1,013,467
Precision Castparts Corp.	5,800	363,660
Vedanta Resources PLC	17,219	162,709
		2,227,830
Mining - 1.17%
Agnico Eagle Mines, Ltd.	10,880	409,741
BHP Billiton PLC	7,975	144,310
Cliffs Natural Resources, Inc.	26,360	626,050
Freeport-McMoRan Copper & Gold, Inc.,
Class B	29,460	706,745
Goldcorp Inc.	15,090	406,977
Newmont Mining Corp.	12,970	436,441
Xstrata PLC	7,577	109,223
		2,839,487
Office Furnishings & Supplies - 0.09%
OfficeMax, Inc.	39,200	213,640
Oil & Gas Drilling - 0.08%
Karoon Gas Australia, Ltd. *	131,904	201,223
Paper - 0.04%
Aracruz Celulose SA, SADR	4,260	35,401
Smurfit-Stone Container Corp. *	120,900	68,913
		104,314
Petroleum Services - 1.53%
Baker Hughes, Inc.	4,650	161,960
Halliburton Company	9,100	160,160
Schlumberger, Ltd.	29,000	1,471,460
Suncor Energy, Inc.	11,200	240,128
Total SA, ADR	32,100	1,693,275
		3,726,983
Pharmaceuticals - 6.34%
Abbott Laboratories	70,770	3,707,640
Amylin Pharmaceuticals, Inc. *	8,606	63,771
AstraZeneca PLC, SADR	10,000	377,300

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc. *	13,500	$294,030
Barr Pharmaceuticals, Inc. *	5,960	389,724
Cubist Pharmaceuticals, Inc. *	30,840	757,430
Elan Corp. PLC, SADR *	174,600	1,094,742
Eli Lilly & Company	37,200	1,270,380
Gilead Sciences, Inc. *	9,120	408,485
Pfizer, Inc.	8,000	131,440
Schering-Plough Corp.	311,400	5,234,634
Teva Pharmaceutical Industries, Ltd., SADR	39,820	1,718,233
		15,447,809
Railroads & Equipment - 0.36%
Burlington Northern Santa Fe Corp.	3,580	274,264
CSX Corp.	9,570	356,387
Kansas City Southern *	11,300	247,696
		878,347
Real Estate - 0.66%
Anworth Mortgage Asset Corp., REIT	120,200	760,866
MFA Mortgage Investments, Inc., REIT	108,300	670,377
Simon Property Group, Inc., REIT	3,900	185,250
		1,616,493
Retail Grocery - 0.20%
The Kroger Company	17,440	482,390
Retail Trade - 2.81%
Advance Auto Parts, Inc.	14,500	440,220
Best Buy Company, Inc.	13,000	269,230
Big Lots, Inc. *	20,300	355,656
Dick's Sporting Goods, Inc. *	16,400	206,804
GameStop Corp., Class A *	29,600	646,760
Kohl's Corp. *	23,200	757,712
Staples, Inc.	182,000	3,159,520
Wal-Mart Stores, Inc.	18,100	1,011,428
		6,847,330
Semiconductors - 0.49%
Intel Corp.	35,700	492,660
Lam Research Corp. *	4,500	90,900
Marvell Technology Group, Ltd. *	51,900	301,020
Maxim Integrated Products, Inc.	11,200	138,544
ON Semiconductor Corp. *	62,000	181,040
		1,204,164
Software - 2.83%
BMC Software, Inc. *	67,800	1,692,288
Concur Technologies, Inc. *	12,700	348,615
Microsoft Corp.	101,500	2,052,330
Red Hat, Inc. *	87,100	805,675
Solera Holdings, Inc. *	48,300	945,231
UbiSoft Entertainment SA *	45,485	1,051,660
		6,895,799
Steel - 0.04%
ArcelorMittal	3,650	86,432
Telecommunications Equipment &
Services - 0.80%
Amdocs, Ltd. *	32,800	616,312
Corning, Inc.	92,300	831,623

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
NICE Systems, Ltd., ADR *	7,700	$171,710
QUALCOMM, Inc.	9,700	325,629
		1,945,274
Telephone - 1.26%
AT&T, Inc.	107,700	3,075,912
Tobacco - 0.75%
Japan Tobacco, Inc.	181	665,994
Lorillard, Inc.	5,610	339,012
Philip Morris International, Inc.	9,980	420,757
UST, Inc.	5,770	396,688
		1,822,451
Toys, Amusements & Sporting Goods - 1.13%
Marvel Entertainment, Inc. *	45,900	1,351,755
Nintendo Company, Ltd.	4,100	1,274,639
		2,758,450
Travel Services - 0.12%
Ctrip.com International, Ltd., ADR	12,400	288,548
Trucking & Freight - 1.70%
Heartland Express, Inc.	75,400	1,164,176
Hub Group, Inc., Class A *	42,000	1,121,400
United Parcel Service, Inc., Class B	32,100	1,848,960
		4,134,536
Utility Service - 0.60%
Sunpower Corp., Class B *	56,600	1,472,732
TOTAL COMMON STOCKS (Cost $209,210,230)		$198,382,743

INVESTMENT COMPANIES - 1.99%
Investment Companies - 1.99%
iShares Russell 1000 Index Fund	12,300	596,181
Ishares Russell Midcap Growth Index Fund * *	36,200	1,097,946
SPDR Trust Series 1	20,200	1,816,990
		4,840,237
TOTAL INVESTMENT COMPANIES (Cost $4,713,584)		$4,840,237

COMMON STOCKS - 81.48%
Toys, Amusements & Sporting Goods - 1.13%
Nintendo Company, Ltd.	3,400	132,056
TOTAL COMMON STOCKS (Cost $209,210,230)		$198,382,743

INVESTMENT COMPANIES - 1.99%
Investment Companies - 1.99%
Midcap SPDR Trust, Series 1	14,200	1,329,120
TOTAL INVESTMENT COMPANIES (Cost $4,713,584)		$4,840,237

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 17.18%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$41,844,174 on 12/01/2008,
collateralized by $41,130,000
Federal Home Loan Bank, 4.375%
due 09/17/2010 (valued at
$42,684,714, including interest)	$41,844,000	$41,844,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,844,000)		$41,844,000
Total Investments (Alpha Opportunities Fund)
(Cost $255,767,814) - 100.65%		$245,066,980
Liabilities in Excess of Other Assets - (0.65)%		(1,588,847)
TOTAL NET ASSETS - 100.00%		$243,478,133

American Diversified Growth & Income Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.99%
American Funds Insurance Series - 100.99%
American Capital World Bond Fund	3,945	$70,217
American High-Income Trust	3,073	23,415
Bond Fund of America	15,470	163,675
Capital Income Builder Fund	1,161	47,135
Capital World Growth and Income Fund	2,341	59,710
EuroPacific Growth Fund	2,108	59,515
Fundamental Investors Fund	5,840	144,356
Growth Fund of America	8,186	167,320
Income Fund of America	3,646	46,518
Investment Company of America	8,035	166,556
New Perspective Fund	2,389	47,978
New World Fund	789	23,827
SMALLCAP World Fund	1,205	23,580
Washington Mutual Investors Fund	6,622	144,498
		1,188,300
TOTAL INVESTMENT COMPANIES (Cost $1,519,261)		$1,188,300
Total Investments (American Diversified Growth & Income		$1,188,300
Fund) (Cost $1,519,261) - 100.99%
Liabilities in Excess of Other Assets - (0.99)%		(11,656)
TOTAL NET ASSETS - 100.00%		$1,176,644

American Fundamental Holdings Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.95%
American Funds Insurance Series - 100.95%
Bond Fund of America	27,074	$286,441
EuroPacific Growth Fund	5,568	157,176
Fundamental Investors Fund	6,024	148,908
Growth Fund of America	7,261	148,418

American Fundamental Holdings Fund (continued)
Shares or
Principal
Amount		Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series
(continued)
Income Fund of America	7,407	$94,511
Investment Company of America	7,046	146,068
U.S. Government Securities Fund	6,794	93,695
Washington Mutual Investors Fund	5,670	123,711
		1,198,928
TOTAL INVESTMENT COMPANIES (Cost $1,446,680)		$1,198,928
Total Investments (American Fundamental Holdings Fund)
(Cost $1,446,680) - 100.95%		$1,198,928
Liabilities in Excess of Other Assets - (0.95)%		(11,316)
TOTAL NET ASSETS - 100.00%		$1,187,612

American Global Diversification Fund
Shares or
Principal
Amount		Value

INVESTMENT COMPANIES - 101.01%
American Funds Insurance Series - 101.01%
American High-Income Trust	10,844	$82,629
Bond Fund of America	23,384	247,404
Capital Income Builder Fund	2,330	94,562
Capital World Growth and Income Fund	7,508	191,540
EuroPacific Growth Fund	4,215	118,979
New Perspective Fund	7,183	144,236
New World Fund	3,993	120,517
SMALLCAP World Fund	9,899	193,730
		1,193,597
TOTAL INVESTMENT COMPANIES (Cost $1,591,525)		$1,193,597
Total Investments (American Global Diversification Fund)
(Cost $1,591,525) - 101.01%		$1,193,597
Liabilities in Excess of Other Assets - (1.01)%		(11,954)
TOTAL NET ASSETS - 100.00%		$1,181,643

Blue Chip Growth Fund
Shares or
Principal
Amount		Value

COMMON STOCKS - 98.83%
Advertising - 0.32%
Omnicom Group, Inc.	125,800	3,558,882
Aerospace - 0.38%
General Dynamics Corp.	45,926	2,372,997
Lockheed Martin Corp.	22,300	1,719,553
Rockwell Collins, Inc.	4,301	146,578
		4,239,128
Agriculture - 2.00%
Monsanto Company	284,996	22,571,683
Apparel & Textiles - 0.74%
Coach, Inc. *	138,700	2,482,730

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
NIKE, Inc., Class B	110,100	$5,862,825
		8,345,555
Banking - 1.20%
Northern Trust Corp.	241,311	11,073,762
PNC Financial Services Group, Inc.	47,800	2,522,406
		13,596,168
Biotechnology - 3.95%
Amgen, Inc. *	241,200	13,396,248
Genentech, Inc. *	408,778	31,312,395
		44,708,643
Broadcasting - 0.80%
Discovery Communications, Inc., Series A *	358,900	5,383,500
Discovery Communications, Inc., Series C *	240,900	3,644,817
		9,028,317
Business Services - 2.99%
Accenture, Ltd., Class A	463,800	14,368,524
Automatic Data Processing, Inc.	247,067	10,144,571
Fiserv, Inc. *	271,200	9,258,768
		33,771,863
Cellular Communications - 1.39%
America Movil SAB de CV, Series L, ADR	443,849	13,315,470
MetroPCS Communications, Inc. * (a)	160,700	2,352,648
		15,668,118
Chemicals - 1.94%
Potash Corp. of Saskatchewan, Inc.	118,800	7,322,832
Praxair, Inc.	247,600	14,620,780
		21,943,612
Computers & Business Equipment - 7.73%
Apple, Inc. *	391,100	36,243,237
Cisco Systems, Inc. *	641,982	10,618,382
Dell, Inc. *	2,327	25,993
EMC Corp. *	320,648	3,389,249
Hewlett-Packard Company	414,500	14,623,560
Juniper Networks, Inc. *	1,045,579	18,172,163
Research In Motion, Ltd. *	101,600	4,314,952
		87,387,536
Cosmetics & Toiletries - 0.12%
Procter & Gamble Company	21,728	1,398,197
Crude Petroleum & Natural Gas - 1.64%
EOG Resources, Inc.	218,200	18,551,364
Drugs & Health Care - 1.17%
Novartis AG	56,600	2,641,194
Wyeth	294,646	10,610,203
		13,251,397
Educational Services - 0.44%
Apollo Group, Inc., Class A *	64,800	4,979,232
Electrical Utilities - 0.19%
Entergy Corp.	25,400	2,161,540
Electronics - 0.10%
Thermo Fisher Scientific, Inc. *	32,500	1,159,600

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 0.58%
First Solar, Inc. *	23,600	$2,946,224
NRG Energy, Inc. *	154,300	3,655,367
		6,601,591
Financial Services - 10.60%
American Express Company	75,348	1,756,362
Ameriprise Financial, Inc.	15,089	278,543
Bank of New York Mellon Corp.	242,339	7,321,061
BlackRock, Inc.	28,970	3,641,819
Charles Schwab Corp.	426,614	7,819,835
CME Group, Inc.	21,350	4,525,132
Credit Suisse Group AG	1,600	46,893
Franklin Resources, Inc.	269,835	16,392,476
Goldman Sachs Group, Inc.	145,124	11,463,345
IntercontinentalExchange, Inc. *	117,850	8,673,760
JPMorgan Chase & Company	198,600	6,287,676
MasterCard, Inc., Class A	39,460	5,733,538
Merrill Lynch & Company, Inc.	45,810	605,608
Morgan Stanley	375,300	5,535,675
State Street Corp.	462,129	19,460,252
Visa, Inc.	128,900	6,774,984
Wells Fargo & Company	259,700	7,502,733
Western Union Company	454,500	6,031,215
		119,850,907
Food & Beverages - 1.20%
PepsiCo, Inc.	149,066	8,452,042
The Coca-Cola Company	107,900	5,057,273
		13,509,315
Healthcare Products - 6.24%
Alcon, Inc.	74,300	5,928,397
Baxter International, Inc.	253,600	13,415,440
Becton, Dickinson & Company	99,900	6,346,647
Covidien, Ltd.	180,300	6,644,055
Intuitive Surgical, Inc. * (a)	21,550	2,856,022
Medtronic, Inc.	487,646	14,882,956
St. Jude Medical, Inc. *	417,064	11,690,304
Stryker Corp.	226,521	8,816,197
		70,580,018
Healthcare Services - 4.38%
Express Scripts, Inc. *	217,400	12,502,674
Humana, Inc. *	118,100	3,570,163
McKesson Corp.	237,200	8,287,768
Medco Health Solutions, Inc. *	493,500	20,727,000
WellPoint, Inc. *	122,928	4,376,237
		49,463,842
Hotels & Restaurants - 2.69%
Marriott International, Inc., Class A	189,112	3,175,190
McDonald's Corp.	250,800	14,734,500
Wynn Resorts, Ltd. * (a)	98,000	3,902,360
Yum! Brands, Inc.	320,500	8,634,270
		30,446,320
Industrial Machinery - 0.20%
Deere & Company	34,600	1,204,426

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
FMC Technologies, Inc. *	40,000	$1,098,800
		2,303,226
Industrials - 0.33%
Fastenal Company (a)	97,200	3,743,172
Insurance - 0.42%
Aetna, Inc.	32,752	714,649
Aon Corp.	88,900	4,027,170
Prudential Financial, Inc.	1,700	36,890
		4,778,709
International Oil - 2.91%
Chevron Corp.	103,900	8,209,139
Exxon Mobil Corp.	307,762	24,667,124
		32,876,263
Internet Content - 3.31%
Google, Inc., Class A *	127,784	37,435,601
Internet Retail - 2.78%
Amazon.com, Inc. *	671,011	28,652,170
eBay, Inc. *	1,662	21,822
Expedia, Inc. *	324,300	2,724,120
		31,398,112
Internet Software - 1.83%
McAfee, Inc. *	321,400	9,748,062
Tencent Holdings, Ltd.	579,400	3,187,160
VeriSign, Inc. *	359,900	7,770,241
		20,705,463
Leisure Time - 0.76%
Electronic Arts, Inc. *	387,496	7,385,674
International Game Technology	4,498	48,173
MGM Mirage, Inc. * (a)	96,265	1,153,255
		8,587,102
Manufacturing - 3.25%
Danaher Corp.	612,237	34,064,867
General Electric Company	1,798	30,871
Illinois Tool Works, Inc.	78,826	2,689,543
		36,785,281
Mining - 0.00%
BHP Billiton, Ltd.	1,800	34,015
Multimedia - 0.09%
Time Warner, Inc.	106,900	967,445
Petroleum Services - 4.24%
Baker Hughes, Inc.	841	29,292
Schlumberger, Ltd.	614,508	31,180,136
Smith International, Inc.	572,828	16,749,491
		47,958,919
Pharmaceuticals - 7.25%
Allergan, Inc.	292,900	11,036,472
Celgene Corp. *	404,300	21,064,030
Gilead Sciences, Inc. *	767,438	34,373,548
Roche Holdings AG - Genusschein	60,406	8,462,535
Schering-Plough Corp.	48,400	813,604

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., SADR	144,700	$6,243,805
		81,993,994
Publishing - 1.22%
McGraw-Hill Companies, Inc.	551,400	13,785,000
Railroads & Equipment - 0.53%
Union Pacific Corp.	120,700	6,039,828
Retail Trade - 5.23%
Bed Bath & Beyond, Inc. *	271,600	5,510,764
Costco Wholesale Corp.	128,100	6,593,307
CVS Caremark Corp.	427,832	12,377,180
Kohl's Corp. *	329,570	10,763,756
Wal-Mart Stores, Inc.	427,336	23,879,536
		59,124,543
Semiconductors - 2.37%
Altera Corp.	191,100	2,811,081
Broadcom Corp., Class A *	174,300	2,668,533
Intel Corp.	180,708	2,493,770
Marvell Technology Group, Ltd. *	1,474,790	8,553,782
Xilinx, Inc.	630,575	10,316,207
		26,843,373
Software - 4.04%
Adobe Systems, Inc. *	159,625	3,696,915
Autodesk, Inc. *	337,900	5,605,761
Intuit, Inc. *	152,078	3,370,048
Microsoft Corp.	1,462,266	29,567,019
Oracle Corp. *	214,238	3,447,089
		45,686,832
Steel - 0.41%
Nucor Corp.	128,700	4,592,016
Telecommunications Equipment &
Services - 3.21%
American Tower Corp., Class A *	612,362	16,680,741
QUALCOMM, Inc.	585,023	19,639,222
		36,319,963
Telephone - 0.03%
AT&T, Inc.	13,600	388,416
Toys, Amusements & Sporting Goods - 1.14%
Nintendo Company, Ltd.	41,500	12,901,834
Transportation - 0.30%
Expeditors International of Washington, Inc.	100,300	3,353,029
Utility Service - 0.19%
Sunpower Corp., Class B * (a)	81,300	2,115,426
TOTAL COMMON STOCKS (Cost $1,370,054,727)		$1,117,490,390

SHORT TERM INVESTMENTS - 1.93%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$11,468,015	$11,468,015
T. Rowe Price Reserve Investment Fund,
2.7528%	10,342,905	10,341,905
TOTAL SHORT TERM INVESTMENTS
(Cost $21,809,920)		$21,809,920

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$194,001 on 12/01/2008,
collateralized by $140,000 U.S.
Treasury Bonds, 8.5% due
02/15/2020 (valued at $204,974,
including interest)	$194,000	$194,000
TOTAL REPURCHASE AGREEMENTS
(Cost $194,000)		$194,000
Total Investments (Blue Chip Growth Fund)
(Cost $1,392,058,647) - 100.78%		$1,139,494,310
Liabilities in Excess of Other Assets - (0.78)%		(8,836,374)
TOTAL NET ASSETS - 100.00%		$1,130,657,936

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.38%
Aerospace - 3.45%
Lockheed Martin Corp.	115,900	$8,937,049
Raytheon Company	189,500	9,247,600
United Technologies Corp.	78,400	3,804,752
		21,989,401
Agriculture - 2.66%
Monsanto Company	213,600	16,917,120
Apparel & Textiles - 1.80%
NIKE, Inc., Class B	215,292	11,464,299
Biotechnology - 4.65%
Genentech, Inc. *	331,231	25,372,295
Genzyme Corp. *	66,400	4,250,928
		29,623,223
Computers & Business Equipment - 9.93%
Apple, Inc. *	102,576	9,505,718
Cisco Systems, Inc. *	912,330	15,089,938
Hewlett-Packard Company	505,900	17,848,152
International Business Machines Corp.	84,200	6,870,720
Research In Motion, Ltd. *	327,700	13,917,419
		63,231,947
Cosmetics & Toiletries - 3.03%
Colgate-Palmolive Company	296,800	19,312,776
Crude Petroleum & Natural Gas - 3.64%
Occidental Petroleum Corp.	177,500	9,609,850
Southwestern Energy Company *	395,800	13,603,646
		23,213,496
Drugs & Health Care - 1.14%
Wyeth	201,200	7,245,212
Electronics - 1.91%
Thermo Fisher Scientific, Inc. *	341,000	12,166,880
Financial Services - 6.32%
Charles Schwab Corp.	753,331	13,808,557

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc.	71,610	$5,656,474
Lazard, Ltd., Class A	38,000	1,187,880
Visa, Inc.	372,300	19,568,088
		40,220,999
Food & Beverages - 4.20%
PepsiCo, Inc.	228,835	12,974,945
The Coca-Cola Company	293,700	13,765,719
		26,740,664
Healthcare Products - 5.55%
Alcon, Inc.	190,019	15,161,616
Baxter International, Inc.	382,100	20,213,090
		35,374,706
Healthcare Services - 1.98%
Medco Health Solutions, Inc. *	300,500	12,621,000
Internet Content - 4.09%
Google, Inc., Class A *	88,993	26,071,389
Internet Retail - 2.12%
Amazon.com, Inc. *	315,900	13,488,930
Leisure Time - 1.55%
Walt Disney Company	437,000	9,841,240
Petroleum Services - 2.74%
Schlumberger, Ltd.	343,994	17,454,256
Pharmaceuticals - 15.89%
Abbott Laboratories	361,500	18,938,985
Celgene Corp. *	267,800	13,952,380
Gilead Sciences, Inc. *	809,672	36,265,209
Mylan, Inc. * (a)	342,200	3,220,102
Roche Holding AG, SADR	53,600	3,735,920
Shire Pharmaceuticals Group PLC, ADR	150,970	6,189,770
Teva Pharmaceutical Industries, Ltd., SADR	438,700	18,929,905
		101,232,271
Railroads & Equipment - 0.41%
Union Pacific Corp.	51,900	2,597,076
Retail Trade - 8.28%
Costco Wholesale Corp.	269,900	13,891,753
CVS Caremark Corp.	525,300	15,196,929
Wal-Mart Stores, Inc.	423,400	23,659,592
		52,748,274
Semiconductors - 0.34%
NVIDIA Corp. *	286,500	2,140,155
Software - 5.22%
Adobe Systems, Inc. *	483,615	11,200,523
Infosys Technologies, Ltd., ADR	273,300	6,873,495
Microsoft Corp.	451,541	9,130,159
Oracle Corp. *	373,800	6,014,442
		33,218,619
Telecommunications Equipment &
Services - 3.48%
QUALCOMM, Inc.	661,000	22,189,770
TOTAL COMMON STOCKS (Cost $685,090,529)		$601,103,703

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.03%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$187,150	$187,150
TOTAL SHORT TERM INVESTMENTS
(Cost $187,150)		$187,150

REPURCHASE AGREEMENTS - 5.89%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$37,538,156 on 12/01/2008,
collateralized by $38,630,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $38,291,988, including
interest)	$37,538,000	$37,538,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,538,000)		$37,538,000
Total Investments (Capital Appreciation Fund)
(Cost $722,815,679) - 100.30%		$638,828,853
Liabilities in Excess of Other Assets - (0.30)%		(1,917,563)
TOTAL NET ASSETS - 100.00%		$636,911,290

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 5.77%
U.S. Treasury Bonds - 4.50%
2.75% due 10/31/2013	$2,386,000	$2,480,507
3.75% due 11/15/2018	3,347,000	3,575,276
4.375% due 02/15/2038	66,000	76,493
4.50% due 05/15/2038	1,493,000	1,766,289
5.00% due 05/15/2037	700	884
		7,899,449

U.S. Treasury Notes - 0.87%
3.875% due 05/15/2018	1,412,000	1,524,188
U.S. Treasury Strips - 0.40%
6.125% due 11/15/2027	1,459,000	702,508
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,882,637)		$10,126,145

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.39%
Federal Home Loan Bank - 1.08%
5.46% due 11/27/2015	1,880,663	1,893,774
Federal Home Loan Mortgage Corp. - 18.98%
3.57% due 06/15/2029	174,863	175,086
3.90% due 01/15/2023	576,659	579,710
4.00% due 09/01/2018	554,870	550,448
4.50% due 04/01/2028 to 03/01/2036	1,371,257	1,351,885
5.00% due 10/01/2014	425,988	430,776
5.50% due 01/01/2017 to 12/01/2099	17,731,564	17,963,615
5.50% TBA **	5,500,000	5,572,188
5.734% due 05/01/2037 (b)	484,273	488,203
5.864% due 12/01/2036 (b)	324,216	326,589
5.874% due 01/01/2037 (b)	3,797	3,835

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.93% due 05/01/2037 (b)	$151,851	$152,519
5.944% due 03/01/2037 to 05/01/2037 (b)	173,204	174,166
6.00% due 08/01/2016 to 07/01/2023	2,927,621	2,988,464
6.146% due 09/01/2037 (b)	680,501	688,092
6.306% due 06/01/2036 to 04/01/2037 (b)	414,723	419,397
6.371% due 10/01/2037 (b)	242,235	246,557
6.402% due 11/01/2037 (b)	130,781	131,919
6.50% due 07/01/2034 to 08/01/2038	1,025,536	1,062,010
		33,305,459

Federal National Mortgage
Association - 29.21%
4.00% due 05/01/2034	1,650,287	1,598,722
4.50% due 06/01/2013 to 09/01/2037	14,303,244	14,138,113
4.50% TBA **	6,500,000	6,398,438
5.00% TBA **	3,100,000	3,128,453
5.50% due 01/01/2019 to 07/01/2037	10,699,342	10,878,161
5.50% TBA **	3,500,000	3,555,781
5.746% due 05/01/2037 (b)	344,825	348,644
5.766% due 08/01/2037 (b)	506,645	512,148
5.881% due 02/01/2037 (b)	186,827	187,964
5.946% due 01/01/2037 (b)	281,834	284,137
5.983% due 04/01/2037 (b)	227,928	230,102
6.00% due 05/01/2021 to 11/01/2023	1,248,801	1,281,489
6.003% due 04/01/2037 (b)	155,860	157,084
6.00% TBA **	1,000,000	1,019,375
6.02% due 01/01/2037 (b)	221,023	223,104
6.105% due 11/01/2037 (b)	572,562	579,357
6.115% due 12/01/2036 (b)	182,927	185,243
6.233% due 09/01/2037 (b)	621,204	630,838
6.50% due 12/01/2037 to 09/01/2038	2,547,994	2,582,982
6.50% TBA **	1,500,000	1,538,848
7.00% due 08/01/2028 to 12/01/2037	736,290	770,612
7.00% TBA **	1,000,000	1,035,313
		51,264,908

Government National Mortgage
Association - 6.12%
4.50% due 09/15/2034	1,700,822	1,680,472
5.50% TBA **	2,500,000	2,533,301
6.00% TBA **	5,000,000	5,084,375
6.50% due 12/15/2032	1,367,972	1,446,684
		10,744,832

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $95,044,126)		$97,208,973

FOREIGN GOVERNMENT OBLIGATIONS - 0.06%
Mexico - 0.06%
Government of Mexico
5.875% due 01/15/2014	109,000	103,550
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $110,632)		$103,550

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 21.55%
Aluminum - 0.12%
Alcoa, Inc.
6.00% due 07/15/2013	$245,000	$210,234
Automobiles - 0.69%
DaimlerChrysler N.A. Holding Corp., MTN
3.1688% due 03/13/2009 (b)	610,000	581,700
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	690,000	518,335
8.50% due 01/18/2031	140,000	103,913
		1,203,948

Banking - 1.93%
Bank of America Corp.
5.375% due 06/15/2014	135,000	128,229
5.65% due 05/01/2018	325,000	303,772
Credit Suisse New York
5.75% due 02/15/2018	485,000	410,112
Credit Suisse New York, MTN
5.00% due 05/15/2013	345,000	325,298
Export-Import Bank Of Korea
5.50% due 10/17/2012	565,000	499,748
HSBC Holdings PLC
6.80% due 06/01/2038	235,000	196,608
PNC Funding Corp.
5.25% due 11/15/2015	304,000	279,453
US Bank NA, MTN
5.92% due 05/25/2012	1,159,511	1,243,564
		3,386,784

Broadcasting - 0.17%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (h)	290,000	292,750
Business Services - 0.12%
Thomson Reuters Corp.
5.95% due 07/15/2013	215,000	204,161
Cable & Television - 0.88%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,272,000	1,271,338
Rogers Cable, Inc.
5.50% due 03/15/2014	145,000	131,557
Time Warner Entertainment Company LP
8.375% due 07/15/2033	156,000	134,130
		1,537,025

Cellular Communications - 1.01%
Rogers Wireless, Inc.
6.375% due 03/01/2014	680,000	609,103
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)	585,000	579,570
8.50% due 11/15/2018 (h)	580,000	585,212
		1,773,885

Cellular Telecom - 0.13%
Verizon Communications, Inc.
8.75% due 11/01/2018	120,000	120,031
8.95% due 03/01/2039	115,000	117,988
		238,019

Commercial Services - 0.07%
Hutchison Whampoa International, Ltd.
7.45% due 11/24/2033 (h)	155,000	126,421

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment - 0.44%
International Business Machines Corp
7.625% due 10/15/2018	$290,000	$311,706
Xerox Corp.
5.50% due 05/15/2012	220,000	175,761
6.35% due 05/15/2018	400,000	286,867
		774,334

Crude Petroleum & Natural Gas - 1.56%
Husky Oil Company, Ltd.
7.55% due 11/15/2016	155,000	142,386
Petrobras International Finance Company
5.875% due 03/01/2018	585,000	506,359
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (h)	355,000	255,167
Southern Natural Gas Company
5.90% due 04/01/2017 (h)	280,000	214,200
Spectra Energy Capital LLC
7.50% due 09/15/2038	215,000	164,037
Transocean, Inc.
6.00% due 03/15/2018	280,000	247,880
Weatherford International, Inc.
5.95% due 06/15/2012	165,000	152,020
6.35% due 06/15/2017	210,000	181,375
XTO Energy, Inc.
5.75% due 12/15/2013	600,000	563,983
6.50% due 12/15/2018	335,000	309,228
		2,736,635

Domestic Oil - 0.33%
Devon Financing Corp., ULC
6.875% due 09/30/2011	575,000	577,065
Drugs & Health Care - 0.63%
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	290,000	274,391
Wyeth
6.95% due 03/15/2011	810,000	837,787
		1,112,178

Electrical Utilities - 2.17%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (h)	235,000	220,900
CMS Energy Corp.
6.55% due 07/17/2017	185,000	143,963
Commonwealth Edison
6.15% due 09/15/2017	185,000	161,408
Dominion Resources, Inc.
8.875% due 01/15/2019	325,000	331,235
DPL, Inc.
6.875% due 09/01/2011	735,000	716,576
Duke Energy Carolinas LLC
6.00% due 01/15/2038	130,000	119,127
Florida Power Corp.
6.40% due 06/15/2038	270,000	259,527
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	566,712
Progress Energy, Inc.
6.85% due 04/15/2012	165,000	163,513
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (h)	1,039,000	905,525

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Virginia Electric and Power Company
8.875% due 11/15/2038	$205,000	$222,705
		3,811,191

Financial Services - 5.32%
Allied Capital Corp.
6.625% due 07/15/2011	1,105,000	837,054
American Express Bank FSB
5.50% due 04/16/2013	515,000	456,476
American Express Company
8.15% due 03/19/2038	125,000	116,002
Citigroup, Inc.
3.625% due 02/09/2009	310,000	306,989
6.125% due 05/15/2018	420,000	380,283
6.50% due 08/19/2013	1,310,000	1,247,636
8.40% due 04/29/2049 (b)	355,000	209,450
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	406,000	401,584
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	605,000	227,193
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	285,000	232,463
6.75% due 10/01/2037	690,000	447,283
JPMorgan Chase & Company
6.40% due 05/15/2038	325,000	318,658
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	475,000	440,810
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	425,000	312,357
Lazard Group LLC
6.85% due 06/15/2017	415,000	246,659
7.125% due 05/15/2015	555,000	344,669
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	805,000	760,999
Morgan Stanley
5.30% due 03/01/2013	265,000	226,414
6.25% due 08/28/2017	325,000	265,847
Morgan Stanley, MTN
5.95% due 12/28/2017	425,000	341,969
6.625% due 04/01/2018	1,125,000	935,422
The Goldman Sachs Group, Inc.
5.15% due 01/15/2014	330,000	281,673
		9,337,890

Food & Beverages - 0.37%
Kraft Foods, Inc.
6.125% due 02/01/2018	660,000	612,631
6.125% due 08/23/2018	45,000	41,318
		653,949

Gas & Pipeline Utilities - 0.57%
El Paso Natural Gas Company
5.95% due 04/15/2017	145,000	111,090
Kinder Morgan, Inc.
6.50% due 09/01/2012	920,000	736,000
TransCanada Pipelines, Ltd.
7.25% due 08/15/2038	170,000	146,384
		993,474

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 0.25%
Coventry Health Care, Inc.
5.95% due 03/15/2017	$455,000	$237,470
UnitedHealth Group, Inc.
6.875% due 02/15/2038	260,000	201,109
		438,579

Hotels & Restaurants - 0.11%
Yum! Brands, Inc.
6.875% due 11/15/2037	270,000	188,741
Industrial Machinery - 0.05%
Weatherford International, Ltd.
7.00% due 03/15/2038	105,000	80,825
Insurance - 0.29%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	200,000	168,395
6.70% due 05/15/2036	95,000	73,899
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (h)	383,000	259,288
		501,582
International Oil - 0.15%
Husky Energy, Inc.
6.80% due 09/15/2037	150,000	109,689
Petro-Canada
6.80% due 05/15/2038	225,000	160,012
		269,701
Liquor - 0.18%
Diageo Capital PLC
5.20% due 01/30/2013	190,000	182,049
5.75% due 10/23/2017	145,000	131,040
		313,089
Mining - 0.44%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	590,000	458,604
6.50% due 07/15/2018	435,000	307,306
		765,910
Pharmaceuticals - 0.33%
AstraZeneca PLC
5.40% due 09/15/2012	270,000	279,373
Schering-Plough Corp.
6.55% due 09/15/2037	345,000	304,557
		583,930
Pipelines - 0.14%
Plains All American Pipeline LP
6.50% due 05/01/2018	326,000	250,631
Real Estate - 0.62%
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	450,000	268,851
WEA Finance LLC
7.125% due 04/15/2018 (h)	830,000	567,134
Westfield Group
5.40% due 10/01/2012 (h)	331,000	258,996
		1,094,981

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade - 0.07%
Nordstrom, Inc.
7.00% due 01/15/2038	$195,000	$123,897
Software - 0.20%
Oracle Corp.
5.75% due 04/15/2018	371,000	347,717
Telecommunications Equipment &
Services - 0.38%
Corning, Inc.
7.25% due 08/15/2036	145,000	107,766
France Telecom SA
7.75% due 03/01/2011	315,000	320,416
SBC Communications, Inc.
5.10% due 09/15/2014	260,000	233,215
		661,397

Telephone - 0.97%
AT&T, Inc.
6.40% due 05/15/2038	149,000	123,714
British Telecommunications PLC
8.625% due 12/15/2030	400,000	375,666
Qwest Corp.
7.50% due 10/01/2014	480,000	369,600
Telefonica Emisiones SAU
5.855% due 02/04/2013	140,000	128,805
5.984% due 06/20/2011	740,000	707,786
		1,705,571

Tobacco - 0.60%
Altria Group, Inc.
9.70% due 11/10/2018	630,000	637,508
9.95% due 11/10/2038	420,000	415,986
		1,053,494

Transportation - 0.11%
Burlington Northern Santa Fe Corp.
5.75% due 03/15/2018	220,000	201,190
Utility Service - 0.15%
Pacificorp
6.25% due 10/15/2037	290,000	268,101
TOTAL CORPORATE BONDS (Cost $43,197,149)		$37,819,279

COLLATERALIZED MORTGAGE
OBLIGATIONS - 24.69%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (h)	484,000	369,921
Banc of America Commercial Mortgage, Inc.,
Series 2008-1, Class A4
6.3457% due 12/10/2017 (b)	134,000	89,197
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	434,224	426,952
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	128,379
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	261,831

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	$78,000	$60,175
Bear Stearns Commercial Mortgage Securities
5.61% due 11/15/2033	132,000	119,398
6.48% due 02/15/2035	268,000	250,114
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	246,000	206,978
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (h)	569,000	566,478
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	69,593
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A4
6.2989% due 12/10/2049 (b)	604,000	402,362
Citimortgage Alternative Loan Trust, Inc., Series
2006-A1, Class 1A6
6.00% due 04/25/2036	511,793	267,252
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	203,000	182,574
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	868,000	791,094
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
1.465% due 07/25/2036 (b)	320,725	286,361
CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A2
4.94% due 12/15/2035	146,000	121,848
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	320,610	301,849
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	175,314	165,136
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	360,637	326,016
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	33,000	29,497
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,017,000	865,858
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	194,609
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	210,000	167,504
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	180,000	147,680
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	131,000	106,253

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	$405,707	$398,713
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	366,038	352,629
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	125,282	123,935
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	739,926	773,319
Federal Home Loan Mortgage Corp., Series
2003-2695, Class BG
4.50% due 04/15/2032	487,000	479,850
Federal Home Loan Mortgage Corp., Series
2003-2702, Class AD
4.50% due 08/15/2032	426,000	419,360
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	302,000	285,995
Federal Home Loan Mortgage Corp., Series
2007-3317, Class PG
5.00% due 04/15/2036	149,000	143,471
Federal Home Loan Mortgage Corp., Series
2008-3460, Class PB
5.00% due 06/15/2031	175,000	175,680
Federal Home Loan Mortgage Corp., Series 2564,
Class BQ
5.50% due 10/15/2017	172,443	174,737
Federal Home Loan Mortgage Corp., Series 2590,
Class BY
5.00% due 03/15/2018	73,000	72,061
Federal Home Loan Mortgage Corp., Series 3320,
Class TB
5.50% due 06/15/2030	197,000	200,686
Federal Home Loan Mortgage Corp., Series 3465,
Class HA
4.00% due 07/15/2017	447,911	442,985
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	686,000	687,355
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	520,000	515,509
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	392,058
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	676,983	688,093
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	333,008
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	149,072	149,431
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	76,271	76,290

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	$408,000	$364,362
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	389,532	392,160
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	266,436	272,015
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	585,000	592,613
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	273,691
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	327,000	333,910
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	302,000	285,246
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	316,222
Federal National Mortgage Association, Series
2001-81, Class HE
6.50% due 01/25/2032	5,361,122	5,527,875
Federal National Mortgage Association, Series
2001-T6, Class A
5.703% due 05/25/2011	37,070	36,789
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	34	34
Federal National Mortgage Association, Series
2007-26, Class BA
5.50% due 05/25/2029	130,000	131,406
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	333,000	315,617
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	58,278	58,120
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	138,630	138,698
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	170,076	171,135
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	323,129
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	335,018	332,201
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	71,758	71,497
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	258,287	263,944

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	$224,807	$229,100
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	313,439
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	619,432	606,134
First Boston Mortgage Securities Corp.
6.53% due 06/15/2034	451,000	420,973
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	282,461	254,620
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	496,831	256,644
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	254,202	243,990
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	20,358	19,934
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	170,518
GE Capital Commercial Mortgage Corp, Series
2002-1A, Class A3
6.269% due 12/10/2035	252,000	222,469
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	116,980	112,846
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	28,730	28,531
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	438,570	429,965
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	775,367	738,078
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	397,000	333,465
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4832% due 05/10/2040 (b)	193,000	159,107
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	101,795	100,166
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	243,954
GS Mortgage Securities Corp II, Series
2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	826,000	728,467
GSR Mortgage Loan Trust, Series 2006-8F, Class
3A5
6.25% due 09/25/2036	1,297,246	1,281,248

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035	$876,000	$801,836
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	276,000	210,886
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	126,174
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2003-CB7, Class A4
4.879% due 01/12/2038 (b)	290,000	223,009
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	296,787	289,239
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	62,881	59,686
JPMorgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	272,450	266,141
LB-UBS Commercial Mortgage Trust, Series
2000-C5, Class A2
6.51% due 12/15/2026	472,321	447,384
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	115,823	112,535
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	242,000	227,044
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	569,184
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	88,000	69,244
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	3,281	3,241
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	408,000	310,109
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	421,807
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	334,000	262,241
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	368,830
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1849% due 11/14/2042 (b)	394,000	319,951
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	514,875	476,040
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	475,097	449,613

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	$1,006,000	$918,998
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	56,801	56,235
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
1.505% due 02/25/2047 (b)	135,388	128,311
Nomura Asset Securities Corp.
6.69% due 03/15/2030	354,000	330,511
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	312,176	276,062
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	242,421	230,477
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A3
6.011% due 06/15/2045 (b)	494,000	316,886
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	306,769
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,181,000	972,976
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	136,000	107,202
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,360,000	1,217,787
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	197,000	179,648
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	755,000	572,766
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A4
5.03% due 01/15/2041	379,000	312,945
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	105,000	75,471
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	276,000	207,080
WaMu Mortgage Pass Through Certificates, Series
2006-AR12, Class 1A1
6.0624% due 10/25/2036 (b)	260,602	215,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,790,626)		$43,324,676

ASSET BACKED SECURITIES - 11.28%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 11/08/2011 (b)	537,000	529,411
Capital One Multi-Asset Execution Trust, Series
2005-A10, Class A
1.5025% due 09/15/2015 (b)	417,000	298,930

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2005-A6, Class A6
4.8688% due 07/15/2015 (b)	$377,000	$295,873
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
1.5125% due 06/17/2019 (b)	1,709,000	1,048,380
Capital One Multi-Asset Execution Trust, Series
2006-A5, Class A5
1.4825% due 01/15/2016 (b)	433,000	326,338
Capital One Multi-Asset Execution Trust, Series
2006-A7, Class A7
1.4525% due 03/17/2014 (b)	135,000	115,021
Capital One Multi-Asset Execution Trust, Series
2007-A4, Class A4
1.4525% due 03/16/2015 (b)	754,000	572,943
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	865,000	646,166
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A1
5.956% due 07/25/2036 (b)	23,142	23,166
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	283,383
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	305,469
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
1.435% due 12/25/2036 (b)	182,443	158,973
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	365,187	312,646
Daimler Chrysler Master Owner Trust, Series
2006-A, Class A
1.4525% due 11/15/2011 (b)	257,000	237,818
Discover Card Master Trust I, Series 2005-4, Class
A2
1.5125% due 06/16/2015 (b)	3,000	2,168
Discover Card Master Trust I, Series 2006-2, Class
A3
1.5025% due 01/19/2016 (b)	964,000	712,018
Discover Card Master Trust, Series 2007-A2, Class
A2
3.1588% due 06/15/2015 (b)	650,000	505,825
Discover Card Master Trust, Series 2008-A3, Class
A3
5.10% due 10/15/2013	1,177,000	1,087,717
Discover Card Master Trust, Series 2008-A4, Class
A4
5.65% due 12/15/2015	2,134,000	1,845,314
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	882,000	664,072
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (h)	480,000	335,622
Ford Credit Auto Owner Trust, Series 2006-C,
Class A4A
5.15% due 02/15/2012	481,000	452,801

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
1.6725% due 06/15/2013 (b)	$783,000	$632,915
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (h)	197,577	197,202
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	284,000	269,924
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	361,000	344,449
Honda Auto Receivables Owner Trust, Series
2008-1, Class A4
4.88% due 09/18/2014	542,000	484,132
Huntington Auto Trust, Series 2008-1A, Class A3A
4.81% due 04/16/2012	1,129,000	1,027,680
Hyundai Auto Receivables Trust, Series 2008-A,
Class A4
5.48% due 11/17/2014	237,000	200,675
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
1.435% due 01/25/2037 (b)	107,216	99,022
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
1.445% due 12/25/2036 (b)	101,049	92,305
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	248,000	231,673
SLM Student Loan Trust, Series 2005-6, Class A5B
4.735% due 07/27/2026 (b)	1,222,000	1,148,680
SLM Student Loan Trust, Series 2006-5, Class A4
3.615% due 04/25/2023 (b)	717,000	628,239
SLM Student Loan Trust, Series 2008-4, Class A4
5.185% due 01/24/2017 (b)	236,000	190,091
SLM Student Loan Trust, Series 2008-6, Class A4
4.635% due 07/25/2023 (b)	1,285,000	1,166,740
SLM Student Loan Trust, Series 2008-8, Class A4
5.035% due 04/25/2023 (b)	377,000	353,143
Swift Master Auto Receivables Trust, Series
2007-1, Class A
1.5225% due 06/15/2012 (b)	315,000	267,401
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	557,756	537,860
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	294,559	283,354
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	412,000	385,941
Washington Mutual Master Note Trust, Series
2007-A2, Class A2
1.4525% due 05/15/2014 (b)	167,000	136,383
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
1.4725% due 06/15/2015 (b)(h)	462,000	355,877
TOTAL ASSET BACKED SECURITIES
(Cost $22,508,568)		$19,793,740

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$3,776,016 on 12/01/2008,
collateralized by $3,895,000
Federal National Mortgage
Association, 5.5% due 07/14/2028
(valued at $3,856,050, including
interest)	$3,776,000	$3,776,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,776,000)		$3,776,000

SHORT TERM INVESTMENTS - 3.01%
Deutsche Bank Financial LLC
0.50% due 12/01/2008	$2,640,000	$2,640,000
UBS Finance Delaware LLC
0.50% due 12/01/2008	2,640,000	2,640,000
TOTAL SHORT TERM INVESTMENTS
(Cost $5,280,000)		$5,280,000
Total Investments (Core Bond Fund)
(Cost $226,589,738) - 123.90%		$217,432,363
Liabilities in Excess of Other Assets - (23.90)%		(41,938,780)
TOTAL NET ASSETS - 100.00%		$175,493,583

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$2,856,000	$2,901,731
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $2,857,484)		$2,901,731
Total Securities Sold Short (Core Bond Fund)
(Proceeds $2,857,484)		$2,901,731

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 6.81%
Banking - 0.06%
Bank of America Corp.	1,872	$30,420
Biotechnology - 0.28%
Amgen, Inc. *	2,625	145,792
Computers & Business Equipment - 0.77%
Cisco Systems, Inc. *	7,600	125,704
EMC Corp. *	2,250	23,783
Hewlett-Packard Company	3,450	121,716
International Business Machines Corp.	1,625	132,600
		403,803

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 0.06%
Avon Products, Inc.	1,350	$28,485
Electrical Utilities - 0.52%
AES Corp. *	35,450	272,610
Financial Services - 1.10%
American Express Company	1,150	26,806
Capital One Financial Corp.	975	33,550
Citigroup, Inc.	13,920	115,397
Goldman Sachs Group, Inc.	250	19,747
JPMorgan Chase & Company	2,300	72,818
Merrill Lynch & Company, Inc.	8,300	109,726
NYSE Euronext	3,250	77,383
State Street Corp.	2,750	115,803
		571,230
Healthcare Services - 0.44%
UnitedHealth Group, Inc.	11,000	231,110
Insurance - 0.40%
Aetna, Inc.	9,650	210,563
Internet Content - 0.46%
Google, Inc., Class A *	375	109,860
Yahoo!, Inc. *	11,100	127,761
		237,621
Internet Retail - 0.77%
Amazon.com, Inc. *	5,850	249,795
eBay, Inc. *	11,550	151,651
		401,446
Leisure Time - 0.15%
Electronic Arts, Inc. *	4,100	78,146
Manufacturing - 0.32%
3M Company	350	23,426
General Electric Company	8,350	143,369
		166,795
Multimedia - 0.26%
Time Warner, Inc.	14,950	135,298
Pharmaceuticals - 0.03%
Merck & Company, Inc.	600	16,032
Photography - 0.24%
Eastman Kodak Company	16,844	127,509
Retail Trade - 0.35%
J.C. Penney Company, Inc.	3,400	64,566
Sears Holdings Corp. * (a)	3,212	116,435
		181,001
Semiconductors - 0.19%
Texas Instruments, Inc.	6,400	99,648
Software - 0.30%
CA, Inc.	7,950	133,878
Microsoft Corp.	1,050	21,231
		155,109
Steel - 0.07%
Nucor Corp.	1,050	37,464

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 0.04%
AT&T, Inc.	800	$22,848
TOTAL COMMON STOCKS (Cost $4,826,322)		$3,552,930

SHORT TERM INVESTMENTS - 1.96%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$1,021,972	$1,021,972
TOTAL SHORT TERM INVESTMENTS
(Cost $1,021,972)		$1,021,972

REPURCHASE AGREEMENTS - 9.41%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$4,915,020 on 12/01/2008,
collateralized by $4,825,000
Federal Home Loan Bank, 3.625%
due 08/15/2011 (valued at
$5,018,000, including interest)	$4,915,000	$4,915,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,915,000)		$4,915,000
Total Investments (Core Equity Fund)
(Cost $10,763,294) - 18.18%		$9,489,902
Other Assets in Excess of Liabilities - 81.82%		42,712,351
TOTAL NET ASSETS - 100.00%		$52,202,253

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 18.95%
Energy - 18.95%
InterOil Corp.
8.00% due 05/09/2013 (h)	$1,025,000	$758,500
TOTAL CONVERTIBLE BONDS (Cost $1,025,000)		$758,500

REPURCHASE AGREEMENTS - 67.67%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$2,708,011 on 12/01/2008,
collateralized by $2,735,000
Federal National Mortgage
Association, 6.02% due
10/23/2019 (valued at $2,765,769,
including interest)	$2,708,000	$2,708,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,708,000)		$2,708,000
Total Investments (Emerging Growth Fund)
(Cost $3,733,000) - 86.62%		$3,466,500
Other Assets in Excess of Liabilities - 13.38%		535,244
TOTAL NET ASSETS - 100.00%		$4,001,744

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.55%
Brazil - 5.95%
Aracruz Celulose SA, SADR (a)	26,821	$222,883
Banco Alfa de Investimento SA *	3,300	9,333
Banco Bradesco SA, ADR (a)	131,750	1,401,820
Banco Bradesco SA	62,500	571,850
Bematech SA *	49,100	111,304
BR Malls Participacoes SA *	26,000	106,090
Brascan Residential Properties SA	85,900	83,825
Braskem SA, SADR (a)	119,002	659,271
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR * (a)	21,900	722,481
Cia Hering *	23,600	68,274
Cosan SA Industria e Comercio *	23,600	114,130
Empresa Brasileira de Aeronautica SA, ADR (a)	28,000	434,840
Eternit SA	35,600	75,321
Gafisa SA	69,800	264,016
Gerdau SA, SADR	682,778	4,451,713
Gerdau SA	97,300	510,458
Grendene SA	37,000	174,140
Guararapes Confeccoes SA	11,400	84,911
IdeiasNet SA *	29,500	29,424
Iguatemi Empresa de Shopping Centers SA	22,600	88,119
Industrias Romi SA *	36,900	108,344
JBS SA	213,300	465,107
M Dias Branco SA	33,200	275,239
Medial Saude SA	25,400	61,966
Net Servicos de Comunicacao SA, PR ADR * (a)	98,904	572,654
Obrascon Huarte Lain Brasil SA	24,700	132,141
PDG Realty SA Empreendimentos e
Participacoes	51,300	209,546
Perdigao SA, SADR *	55,763	1,786,089
Porto Seguro SA *	84,500	402,807
Rossi Residencial SA	22,000	32,678
Sadia SA, SADR (a)	152,429	672,212
Sao Carlos Empreendimentos e
Participacoes SA	29,600	134,072
Sao Martinho SA *	43,900	217,988
Ultrapar Participacoes SA, ADR	48,994	1,079,828
Unibanco - Uniao de Bancos Brasileiros SA *	113,300	721,105
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	47,100	3,018,639
Usinas Siderurgicas de Minas Gerais SA	28,900	267,044
Votorantim Celulose e Papel SA, SADR * (a)	102,450	569,622
		20,911,284
Chile - 3.07%
Cementos Bio Bio SA	2,795	3,597
Cia General de Electricidad	53,123	225,932
Cintac SA	78,352	16,608
Companhia de Consumidores de Gas de
Santiago SA	6,504	15,756
Companhia Sudamericana de Vapores SA	525,339	361,110
Corpbanca SA, SADR	4,614	85,913
Cristalerias de Chile SA	7,774	54,155
Empresas CMPC SA	53,640	868,993
Empresas Copec SA	337,656	2,557,183
Empresas Iansa SA	439,146	9,302
Enersis SA, SADR	459,633	6,002,807

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Industrias Forestales SA	77,846	$10,030
Madeco SA, SADR	41,779	237,305
Masisa SA	2,957,145	230,581
Soquimich Comercial SA	129,645	40,239
Vina San Pedro SA	9,342,203	51,628
		10,771,139
China - 4.50%
Air China, Ltd., Class H	510,000	131,860
Angang New Steel Company, Ltd., Class H	992,000	801,833
AviChina Industry & Technology Company,
Ltd. *	1,284,000	105,150
Bank of China, Ltd.	14,925,000	4,744,906
Beijing Capital International Airport Company,
Ltd., Class H	838,000	457,557
Chaoda Modern Agriculture Holdings, Ltd. *	1,768,900	1,028,623
China Construction Bank	363,000	192,849
China National Building Material Company,
Ltd.	198,000	144,066
China Rare Earth Holdings, Ltd. - Hong Kong
Exchange	722,000	61,891
China Shineway Pharmaceutical Group, Ltd. -
Hong Kong Exchange	142,000	77,207
China Shipping Container Lines Company, Ltd.	2,962,850	359,078
China Shipping Development Company, Ltd.,
Class H	1,096,000	917,734
Country Garden Holdings Company, Ltd.	2,771,000	515,471
Dongfeng Motor Group Company, Ltd.	2,780,000	638,169
Guangshen Railway Company, Ltd., Class H	110,000	37,438
Guangshen Railway Company, Ltd., SADR	25,600	432,640
Guangzhou R&F Properties Company, Ltd., H
Shares	945,600	589,815
Hunan Non Ferrous Metal Corp., Ltd.	1,656,000	185,156
Jiangxi Copper Company, Ltd., Class H	1,199,000	689,028
KWG Property Holding, Ltd.	587,987	125,077
Maanshan Iron & Steel Company, Ltd.	1,682,000	447,264
PICC Property & Casualty Company, Ltd.,
Class H *	2,246,000	784,215
Qingling Motors Company, Ltd.	580,000	53,331
Semiconductor Manufacturing International
Corp., SADR *	209,323	205,137
Semiconductor Manufacturing
International Corp. *	6,395,000	124,391
Shanghai Electric Group Company, Ltd. *	2,739,000	987,788
Shanghai Forte Land Company *	775,405	108,895
Shui On Land, Ltd.	162,000	35,520
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	22,600	512,568
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	1,404,000	149,485
Sinotrans, Ltd., Class H	1,330,000	181,683
		15,825,825
Czech Republic - 1.06%
Telefonica Czech Republic AS	139,510	3,081,193
Unipetrol AS	111,126	640,080
		3,721,273

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 7.79%
Agile Property Holdings, Ltd.	1,302,000	$505,736
Amvig Holdings, Ltd.	432,000	185,950
Baoye Group Company, Ltd.	110,000	15,679
Beijing Capital Land, Ltd.	852,000	96,060
Beijing Enterprises Holdings, Ltd.	442,000	1,567,506
Beijing North Star Co., Ltd.	604,000	73,435
Bosideng International Holdings, Ltd.	2,086,000	170,013
Brilliance China Automotive Holdings, Ltd. *	2,276,000	112,311
Catic Shenzhen Holdings, Ltd. *	140,000	32,109
China Aerospace International Holdings, Ltd. *	1,815,400	89,012
China Agri-Industries Holdings, Ltd. *	1,010,000	368,140
China Aoyuan Property Group Ltd	791,000	67,744
China CITIC Bank	2,840,000	956,598
China Everbright, Ltd.	699,000	714,860
China Grand Forestry Resources Group, Ltd. *	3,672,000	145,483
China Haidian Holdings, Ltd. *	726,000	29,040
China Merchants Holdings International
Company, Ltd.	942,000	1,804,515
China Molybdenum Company, Ltd. (h)	1,008,000	371,535
China Nickel Resources Holding Co., Ltd.	130,000	9,114
China Pharmaceutical Group, Ltd.	794,000	212,180
China Properties Group, Ltd. *	461,000	56,565
China Resources Enterprises, Ltd.	1,034,000	1,606,579
China State Construction International
Holdings, Ltd.	1,140,000	139,747
China Travel International Investment
Hong Kong, Ltd.	2,864,000	361,386
China Unicom, Ltd., ADR	355,300	4,387,955
China Unicom, Ltd.	234,000	289,126
Chongqing Iron & Steel Company, Ltd.	306,000	64,090
Citic Pacific, Ltd.	1,011,923	691,756
CITIC Resources Holdings, Ltd. *	2,188,000	165,858
CNPC Hong Kong, Ltd.	2,440,000	770,203
COFCO International, Ltd.	866,000	257,419
Comba Telecom Systems Holdings, Ltd.	254,000	28,377
Cosco International Holdings, Ltd.	650,000	100,833
Cosco Pacific, Ltd.	1,090,000	808,006
Dalian Port PDA Company, Ltd.	822,000	164,613
Denway Motors, Ltd.	4,758,000	1,237,592
Digital China Holdings, Ltd.	103,000	27,310
Dynasty Fine Wines Group, Ltd.	654,000	84,972
First Tractor Company, Ltd.	236,000	41,425
Fosun International	1,363,000	320,550
Fu Ji Food & Catering Services Holdings, Ltd.	233,000	75,744
Geely Automobile Holdings Company, Ltd.	2,210,000	139,260
Global Bio-Chem Technology
Group Company, Ltd.	1,406,000	127,617
Great Wall Motor Company, Ltd.	331,000	95,951
Great Wall Technology Company, Ltd. *	142,000	8,995
Greentown China Holdings, Ltd.	415,500	135,278
Guangzhou Investment Company, Ltd.	3,420,000	211,235
Guangzhou Pharmaceutical Company, Ltd.	314,000	78,775
Hainan Meilan International Airport Company,
Ltd.	104,000	35,424
Harbin Power Equipment Company, Ltd.	678,000	417,144
Hidili Industry International Development, Ltd.	814,000	149,835
HKC Holdings, Ltd.	3,572,000	182,927

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hopson Development Holdings, Ltd., GDR	596,000	$249,282
Innomaxx Biotechnology Group, Ltd. *	4,378,000	113,206
Intime Department Store Group Co., Ltd.	262,000	68,086
Jingwei Textile Machinery Company, Ltd.	62,000	5,475
Ju Teng International Holdings, Ltd. *	54,000	10,520
Kingway Brewery Holdings, Ltd. *	522,000	48,271
Lingbao Gold Company, Ltd.	134,000	21,329
Lonking Holdings, Ltd.	160,000	66,782
Minmetals Resources, Ltd.	900,000	98,041
Minth Group, Ltd.	334,000	129,840
Nan Hai Corp., Ltd. *	12,700,000	59,189
Neo-China Group Holdings, Ltd.	341,500	109,058
Nine Dragons Paper Holdings, Ltd.	1,261,000	235,124
Poly Hong Kong Investment, Ltd.	200,000	36,026
Qin Jia Yuan Media Services Company, Ltd.	46,000	8,725
Qunxing Paper Holdings Co., Ltd.	259,000	40,152
Shanghai Industrial Holdings, Ltd.	520,000	990,238
Shanghai Prime Machinery Company, Ltd.	762,000	69,062
Shanghai Real Estate, Ltd.	1,814,000	96,299
Shenzhen International Holdings, Ltd.	6,267,500	193,595
Shenzhen Investment, Ltd.	1,778,000	211,998
Shenzhou International Group Holdings, Ltd.	274,000	42,723
Shimao Property Holdings, Ltd., GDR	1,450,000	874,927
Shougang Concord International Enterprises
Company, Ltd.	2,466,000	231,352
Sichuan Xinhua Winshare Chainstore Co., Ltd.	417,000	81,323
Sino Biopharmaceutical, Ltd.	268,000	35,438
Sino Union Petroleum & Chemical
International, Ltd. *	1,460,000	96,606
SinoCom Software Group, Ltd.	17,000	1,209
Sinofert Holdings, Ltd.	172,000	76,947
Sinolink Worldwide Holdings, Ltd.	1,362,000	76,648
Sino-Ocean Land Holdings, Ltd.	2,653,000	914,886
Sinopec Kantons Holdings, Ltd.	620,000	65,013
Skyworth Digital Holdings, Ltd.	1,230,000	64,735
Stone Group Holdings, Ltd. *	750,000	28,251
TCL Communication Technology
Holdings, Ltd. *	2,756,000	20,309
TCL Multimedia Technology Holdings, Ltd. *	3,146,000	43,673
Tian An China Investment, Ltd.	102,000	21,799
Tianjin Capital Environmental Protection	104,000	14,723
Tianjin Port Development Holdings, Ltd.	558,000	105,739
TPV Technology, Ltd.	1,422,000	258,852
Travelsky Technology, Ltd., Class H	574,000	185,301
Vinda International Holdings, Ltd.	104,000	22,891
Wasion Group Holdings, Ltd.	106,000	18,167
Weiqiao Textile Company, Ltd.	430,500	99,099
Wuyi International Pharmaceutical Co., Ltd.	525,000	44,473
Xiamen International Port Company, Ltd.	784,000	68,209
Xingda International Holdings, Ltd.	200,000	20,305
Xinjiang Xinxin Mining Industry Co., Ltd.	633,000	124,533
Xiwang Sugar Holdings Company, Ltd.	440,000	53,556
Zhejiang Glass Company, Ltd. *	172,000	20,585
		27,362,137
Hungary - 2.46%
Danubius Hotel and Spa PLC *	633	15,298

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Egis Gyogyszergyar Nyrt.	4,403	$247,982
Fotex PLC *	65,740	126,672
Gedeon Richter Rt.	12,527	1,678,241
MOL Magyar Olaj & Gazipari Rt.	72,209	3,786,867
OTP Bank Rt. * (a)	181,196	2,675,458
Pannonplast PLC *	16,510	60,332
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	11,794	39,036
Synergon Information Systems, Ltd. *	2,700	9,046
		8,638,932
India - 9.01%
ABG Shipyard, Ltd.	4,049	8,030
ACC, Ltd.	39,341	321,464
Aditya Birla Nuvo, Ltd.	29,513	286,274
Ador Welding, Ltd.	8,367	14,084
Aftek, Ltd.	28,741	6,701
Alembic, Ltd.	38,000	22,522
Allahabad Bank	100,705	93,826
Alok Industries, Ltd.	72,774	21,270
Ambuja Cements, Ltd.	604,511	622,644
Amtek Auto, Ltd.	50,948	55,505
Andhra Bank	84,843	95,243
Ansal Properties & Infrastructure, Ltd.	9,294	4,865
Apollo Hospitals Enterprise, Ltd.	37,049	278,849
Apollo Tyres, Ltd.	154,850	65,789
Arvind Mills, Ltd. *	104,142	27,982
Ashapura Minechem, Ltd.	5,400	2,421
Ashok Leyland, Ltd.	432,251	121,176
Aurobindo Pharma, Ltd.	27,566	61,758
Avaya Global Connect, Ltd.	5,668	7,845
Axis Bank, Ltd.	134,570	1,111,775
Bajaj Auto Finance, Ltd.	11,946	17,831
Bajaj Auto, Ltd.	24,762	121,211
Bajaj Finserv, Ltd.	24,676	47,783
Bajaj Hindusthan, Ltd.	51,874	43,113
Balaji Telefilms, Ltd.	11,528	13,803
Ballarpur Industries, Ltd.	218,226	84,067
Balmer Lawrie & Company, Ltd.	1,500	6,221
Balrampur Chini Mills, Ltd. *	151,222	98,835
Bank of Maharashtra	130,888	58,146
Bank of Rajasthan	47,965	31,396
Bata India, Ltd.	25,249	42,485
Bharat Earth Movers, Ltd.	13,744	80,595
Bharat Forge, Ltd.	68,135	118,191
Bhushan Steel, Ltd.	16,585	132,006
Biocon, Ltd.	46,564	86,027
Birla Corp., Ltd.	22,168	45,937
Bombay Dyeing & Manufacturing Company,
Ltd.	6,668	19,604
Cadila Healthcare, Ltd.	6,700	30,571
Cairn India, Ltd. *	239,016	683,685
Century Textile & Industries, Ltd.	6,045	16,465
Chambal Fertilizers & Chemicals, Ltd.	122,930	86,128
Chi Investments, Ltd. *	6,513	1,323
Cholamandalam DBS Finance, Ltd.	7,563	4,500
City Union Bank, Ltd.	58,500	15,560

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
CMC, Ltd.	1,800	$12,548
Coromandel Fertilisers, Ltd.	12,000	22,219
Cranes Software International, Ltd.	3,000	5,006
Dalmia Cement Bharat, Ltd.	6,800	10,263
DCM Shriram Consolidated, Ltd.	26,804	15,235
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	34,936
Dr. Reddy's Laboratories, Ltd., ADR	133,510	1,184,234
Eicher Motors, Ltd.	8,302	36,661
EID Parry India, Ltd.	19,449	52,241
EIH, Ltd.	108,400	210,088
Elder Pharmaceuticals, Ltd.	3,200	15,016
Electrosteel Castings, Ltd.	47,000	13,198
Escorts, Ltd. *	36,222	23,011
Essel Propack, Ltd.	6,500	1,455
Eveready Industries, Ltd. *	21,000	6,054
FDC, Ltd.	31,000	16,680
Federal Bank, Ltd.	107,652	293,446
Financial Technologies (India), Ltd.	3,429	40,429
Finolex Cables, Ltd.	27,100	10,986
Finolex Industries, Ltd.	62,340	36,191
Fortis Healthcare, Ltd. *	30,661	37,619
Gammon India, Ltd.	28,239	32,446
Geodesic, Ltd.	20,000	26,084
Gitanjali Gems, Ltd.	31,915	40,578
Graphite India, Ltd.	75,397	51,366
Grasim Industries, Ltd.	30,934	548,864
Great Eastern Shipping Company, Ltd.	51,772	180,484
Great Offshore, Ltd.	17,289	86,832
GTL, Ltd.	48,244	193,063
Gujarat Alkalies & Chemicals, Ltd.	35,989	45,827
Gujarat Ambuja Exports, Ltd.	15,000	5,694
Gujarat Flourochemicals, Ltd.	13,363	16,804
Gujarat Narmada Valley Fertilizers Company,
Ltd.	51,735	53,474
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	24,882
HCL Infosystems, Ltd.	63,711	86,505
HEG, Ltd.	13,300	30,391
Hexaware Technologies, Ltd.	38,931	15,655
Himatsingka Seide, Ltd. *	4,000	1,978
Hinduja TMT, Ltd.	5,652	13,799
Hindustan Construction Company, Ltd.	60,588	42,041
Hindustan Motors, Ltd. *	62,438	13,102
Hotel Leela Venture, Ltd.	112,844	39,827
ICI India, Ltd.	4,700	39,976
ICICI Bank, Ltd., SADR	287,841	4,098,856
I-Flex Solutions, Ltd. *	23,651	218,725
India Cements, Ltd.	127,371	220,877
India Glycols, Ltd.	14,305	15,191
Indian Hotels Company, Ltd.	353,108	287,714
Indian Overseas Bank	99,569	125,655
IndusInd Bank, Ltd.	141,614	91,467
Industrial Development Bank of India, Ltd.	234,735	276,357
Infomedia India, Ltd.	7,700	10,250
Infotech Enterprises, Ltd.	2,000	3,979
Infrastructure Development Finance
Company, Ltd.	382,059	400,090

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Ingersoll-Rand India Ltd	6,375	$29,607
Ipca Laboratories, Ltd.	4,298	28,587
IVRCL Infrastructures & Projects, Ltd.	57,439	156,582
Jammu & Kashmir Bank, Ltd.	19,931	120,270
JB Chemicals & Pharmaceuticals, Ltd.	21,800	14,511
JBF Industries, Ltd. *	33,159	21,117
Jet Airways India, Ltd. *	16,718	42,949
Jindal Saw, Ltd.	19,725	103,711
Jindal Stainless, Ltd.	44,557	26,879
JK Tyre & Industries, Ltd.	14,533	13,273
JSW Steel, Ltd.	54,814	211,230
Jyoti Structures, Ltd.	10,126	11,917
Kalpataru Power Transmission Ltd	5,788	35,764
Karnataka Bank, Ltd.	64,297	97,064
Karur Vysya Bank, Ltd.	21,841	91,661
Kesoram Industries, Ltd.	9,260	27,883
Kirloskar Oil Engines, Ltd.	57,456	48,174
Lakshmi Machine Works, Ltd.	1,969	22,037
LIC Housing Finance, Ltd.	41,467	136,973
Madras Cements, Ltd. *	60,996	69,874
Maharashtra Seamless, Ltd.	22,979	60,100
Mahindra & Mahindra, Ltd.	195,127	1,101,761
Mahindra Lifespace Developers, Ltd.	9,110	27,935
Mangalam Cement, Ltd.	14,461	13,439
Maruti Udyog, Ltd.	65,711	709,686
Mastek, Ltd.	11,271	36,765
Matrix Laboratories, Ltd. *	58,149	60,829
MAX India, Ltd. *	61,355	120,785
Mercator Lines, Ltd.	105,166	56,550
Monnet Ispat & Energy, Ltd.	17,433	41,260
Moser Baer India, Ltd.	70,858	78,890
MRF, Ltd.	680	23,046
Mukand, Ltd.	28,732	13,613
Nagarjuna Construction Company, Ltd.	69,234	83,446
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	62,943
Nahar Spinning Mills, Ltd.	6,600	2,769
National Organic Chemical Industries, Ltd.	80,241	18,464
Navneet Publications India, Ltd.	46,585	36,597
NIIT Technologies, Ltd.	18,577	20,310
NIIT, Ltd.	35,844	17,399
Nirma, Ltd.	20,100	36,303
OCL India, Ltd.	1,500	1,186
Orchid Chemicals & Pharmaceuticals, Ltd.	28,645	50,129
Orient Paper & Industries, Ltd.	51,770	18,831
Oriental Bank of Commerce	36,727	108,187
Panacea Biotec, Ltd.	26,548	68,192
Patel Engineering Ltd	6,029	14,334
Patni Computer Systems, Ltd.	38,484	105,556
Petronet LNG, Ltd.	324,528	205,521
Pfizer, Ltd.	4,850	46,600
Polaris Software Lab, Ltd.	39,735	29,846
Prism Cement, Ltd.	45,201	13,489
PSL, Ltd.	6,900	11,769
PTC India, Ltd.	132,096	153,542
Punj Lloyd, Ltd.	34,469	96,986
Punjab Tractors, Ltd.	18,068	32,989

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Raymond, Ltd.	13,679	$22,746
Rei Agro, Ltd.	2,077	22,525
Rei Six Ten Retail, Ltd. *	1,558	35,749
Reliance Communications, Ltd.	520,187	2,080,836
Reliance Industries, Ltd., GDR (h)	121,038	5,567,748
Reliance Industries, Ltd.	6,070	138,971
Rolta India, Ltd.	58,756	204,311
Ruchi Soya Industries, Ltd.	99,626	45,655
Sakthi Sugars, Ltd.	25,066	17,451
Seamec, Ltd. *	14,000	9,939
Shriram Transport Finance Company, Ltd.	33,252	151,295
Sicagen India, Ltd. *	4,881	326
Sical Logistics, Ltd. *	4,881	2,461
SKF India, Ltd.	4,700	12,158
Sonata Software, Ltd.	23,000	7,083
South Indian Bank, Ltd.	46,867	50,679
SREI Infrastructure Finance, Ltd.	45,066	35,917
SRF, Ltd.	37,385	52,728
Sterlite Optical Technologies, Ltd.	20,008	19,221
Strides Arcolab, Ltd. *	13,608	25,437
Syndicate Bank, Ltd.	189,537	208,064
Tanla Solutions, Ltd.	27,223	35,100
Tata Chemicals, Ltd.	71,422	213,948
Tata Communications, Ltd., ADR	41,383	655,093
Tata Investment Corp., Ltd.	6,928	30,063
Tata Metaliks, Ltd.	7,900	11,322
Tata Motors, Ltd., SADR (a)	64,300	292,565
Tata Motors, Ltd.	157,232	434,215
Tata Steel, Ltd.	107,899	327,297
Tata Tea, Ltd.	25,594	268,669
Teledata Marine Solutions *	23,607	16,143
Teledata Technology Solutions *	23,607	16,143
Torrent Pharmaceuticals, Ltd.	11,441	27,710
Triveni Engineering & Industries, Ltd. *	50,901	39,809
Tube Investments of India, Ltd.	59,975	43,336
TVS Motor Company, Ltd.	63,451	29,420
Unichem Laboratories, Ltd.	6,400	19,014
Union Bank of India, Ltd.	82,405	248,063
United Phosphorus, Ltd.	172,150	283,995
Usha Martin, Ltd.	106,610	41,972
Uttam Galva Steels, Ltd. *	56,948	28,484
Varun Shipping Company, Ltd.	62,246	54,804
Vimta Labs, Ltd.	13,038	5,226
Wockhardt, Ltd.	24,300	45,930
Zee Entertainment Enterprises, Ltd.	139,124	302,359
Zensar Technologies, Ltd.	12,328	21,825
Zuari Industries, Ltd.	3,500	8,807
		31,634,577
Indonesia - 1.69%
Astra Graphia Tbk PT	606,500	9,953
Astra International Tbk PT	2,452,500	2,099,663
Bakrie & Brothers Tbk PT *	5,064,750	24,850
Bakrieland Development Tbk PT *	11,972,500	75,380
Bank Danamon Indonesia Tbk PT	2,231,000	490,593
Bank Pan Indonesia Tbk PT *	11,315,500	491,545
Berlian Laju Tanker Tbk PT	2,652,000	100,055

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bhakti Investama Tbk PT	3,342,825	$50,523
Budi Acid Jaya Tbk PT	2,039,000	22,348
Charoen Pokphand Indonesia Tbk PT *	2,106,000	79,673
Ciputra Surya Tbk PT *	971,000	12,998
Davomas Abadi Tbk PT *	8,435,500	36,022
Enseval Putera Megatrading Tbk PT	1,104,500	25,720
Global Mediacom Tbk PT *	2,520,000	37,957
Gudang Garam Tbk PT	400,500	145,007
Holcim Indonesia Tbk PT *	1,168,500	42,705
Indocement Tunggal Prakarsa Tbk PT	1,178,500	345,789
Indofood Sukses Makmur Tbk PT	5,344,500	434,642
Kalbe Farma Tbk PT	5,720,500	196,630
Kawasan Industri Jababeka Tbk PT *	10,378,000	43,477
Lippo Karawaci Tbk PT	3,900,750	296,726
Matahari Putra Prima Tbk PT	2,845,500	157,144
Medco Energi Internasional Tbk PT *	1,934,500	301,027
Mitra Adiperkasa Tbk PT	866,000	29,187
Panin Insurance Tbk PT *	1,443,000	16,602
Panin Life Tbk PT *	11,175,000	75,086
Polychem Indonesia Tbk PT *	1,930,000	10,320
Ramayana Lestari Sentosa Tbk PT	2,245,500	88,236
Samudera Indonesia Tbk PT	74,500	17,347
Sumalindo Lestari Jaya Tbk PT *	920,000	7,643
Summarecon Agung Tbk PT	3,792,000	63,381
Suryainti Permata Tbk PT *	1,802,000	33,838
Trias Sentosa Tbk PT	1,000,000	15,046
Trimegah Securities Tbk PT	1,540,500	15,073
Tunas Ridean Tbk PT	948,500	57,212
		5,949,398
Israel - 2.74%
Africa-Israel Investments, Ltd.	8,070	89,591
Alvarion, Ltd. *	33,467	103,888
American Israeli Paper Mills, Inc. *	2,074	77,940
AudioCodes, Ltd. *	26,116	49,087
Azorim Investment Development &
Construction Company, Ltd.	15,529	38,532
Bank Hapoalim, Ltd. *	1,251,097	2,445,828
Bank Leumi Le-Israel, Ltd.	1,268,880	2,757,324
Baran Group, Ltd. *	3,200	13,002
Clal Industries & Investments, Ltd.	68,901	135,958
Clal Insurance Enterprise Holdings, Ltd.	29,578	180,971
Delta Galil Industries, Ltd. *	8,190	12,293
Direct Insurance Financial Investments, Ltd.	15,338	18,800
Discount Investment Corp.	25,268	205,402
Electra, Ltd.	1,422	109,532
Elron Electronic Industries, Ltd. *	23,021	34,730
First International Bank of Israel, Ltd. *	57,569	58,273
Formula Systems, Ltd., GDR	3,500	20,405
Formula Systems, Ltd.	5,626	32,558
Frutarom Industries, Ltd.	4,526	31,862
Harel Insurance Investments, Ltd.	13,397	387,048
IDB Development Corp., Ltd.	12,172	76,980
Ituran Location & Control, Ltd.	2,562	18,431
Koor Industries, Ltd. *	11,087	158,177
Leader Holding & Investments, Ltd.	21,500	6,579
Makhteshim-Agam Industries, Ltd.	129,950	403,127

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Matav-Cable Systems Media Ltd *	11,717	$65,342
Menorah Mivtachim Holdings, Ltd. *	29,464	156,865
Migdal Insurance Holdings, Ltd.	344,934	313,156
Mivtach Shamir Holdings, Ltd.	4,390	78,847
Oil Refineries, Ltd.	496,464	192,398
Orbotech, Ltd. *	45,156	190,107
Packer Plada, Ltd.	575	11,723
Radvision, Ltd. *	12,480	86,742
Retalix, Ltd. *	26,834	165,689
Scailex Corp., Ltd.	11,425	69,885
Union Bank of Israel, Ltd. *	25,609	57,306
United Mizrahi Bank, Ltd.	149,802	740,122
Urdan Industries, Ltd.	59,724	29,529
		9,624,029
Malaysia - 3.96%
Affin Holdings BHD	788,300	283,703
AirAsia BHD *	911,500	279,904
AMDB BHD *	540,000	15,012
AMMB Holdings BHD	1,377,750	785,657
Ann Joo Resources BHD	108,900	38,583
Asas Dunia BHD *	94,000	15,046
Asia Pacific Land BHD *	282,100	21,061
Bandar Raya Developments BHD	242,900	71,992
Batu Kawan BHD	153,900	319,216
Berjaya Corp. BHD	1,312,300	212,762
Berjaya Land BHD	162,200	156,310
BIMB Holdings Bhd	25,000	5,808
Boustead Holdings BHD	368,900	327,386
Cahya Mata Sarawak BHD	235,100	75,147
Dijaya Corp. BHD	16,900	4,468
DNP Holdings BHD	132,800	26,723
DRB-Hicom BHD	904,600	191,313
Eastern & Oriental BHD *	66,000	9,561
Eastern Pacific Industrial Corp. BHD	155,700	40,458
ECM Libra Avenue BHD	516,700	53,104
Encorp BHD	114,800	17,837
EON Capital BHD	409,900	335,401
Esso Malaysia BHD	89,000	50,903
Gamuda BHD	100,000	46,849
General Corp. BHD	242,500	42,287
Globetronics Technology BHD	864,900	35,928
Glomac BHD	108,200	14,971
Goldis BHD	179,000	49,400
Hap Seng Consolidated BHD	382,300	195,270
Hong Leong Credit BHD	308,300	323,730
Hong Leong Industries BHD	52,000	48,506
Hume Industries Malaysia BHD	138,900	111,731
Hunza Properties BHD	102,400	37,043
Hwang-DBS Malaysia BHD	69,400	20,526
IGB Corp. BHD	968,400	329,617
IJM Corp. BHD *	549,100	381,591
Insas BHD *	460,100	34,514
Integrated Logistics BHD	167,200	26,883
Jaks Resources BHD *	245,000	26,803
Jaya Tiasa Holdings BHD	56,700	29,347
K & N Kenanga Holdings BHD	154,200	17,961

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Karambunai Corp. BHD *	2,558,200	$42,626
Keck Seng BHD	178,900	141,307
Kian Joo Can Factory BHD	332,000	97,350
Kim Loong Resources BHD	37,800	15,849
KLCC Property Holdings BHD	571,000	431,937
KPJ Healthcare BHD	93,000	72,056
KSL Holdings BHD	155,066	25,521
KUB Malaysia BHD *	592,900	43,646
Kulim Malaysia BHD	154,100	206,398
Kumpulan Hartanah Selangor BHD *	410,900	36,470
Land & General BHD *	1,048,300	50,876
Landmarks BHD	227,400	54,406
LBS Bina Group BHD *	210,000	13,978
Leader Universal Holdings BHD	717,000	89,244
Lion Corp. BHD *	454,900	26,456
Lion Diversified Holdings Berhad *	286,880	0
Lion Diversified Holdings BHD	358,600	34,309
Lion Industries Corp. BHD	448,000	80,145
MAA Holdings BHD *	139,500	19,914
Malaysian Airline System BHD	162,200	114,761
Malaysian Plantations BHD	545,400	290,036
Malaysian Resources Corp. BHD	163,300	31,646
Matrix International BHD *	258,500	19,585
MBM Resources BHD	5,000	2,981
Measat Global BHD *	7,500	1,991
Mega First Corp. BHD	193,700	38,862
Melewar Industrial Group BHD *	62,200	9,221
MK Land Holdings BHD	656,100	28,254
MMC Corp. BHD	371,700	138,823
MNRB Holdings BHD	18,000	13,914
MTD ACPI Engineering BHD	88,100	10,143
Mulpha International BHD *	909,800	96,818
NCB Holdings BHD	4,000	2,631
New Straits Times Press BHD	183,500	54,014
Nylex Malaysia BHD *	52,000	11,409
Oriental Holdings BHD	304,200	417,004
OSK Holdings BHD	441,300	110,543
OSK Property Holdings Bhd	80,236	6,485
Padiberas Nasional BHD	428,300	139,704
Panasonic Manufacturing Malaysia BHD	8,100	23,033
PJ Development Holdings BHD	297,900	37,840
POS Malaysia & Services Holdings BHD	419,700	225,443
PPB Group BHD	637,800	1,508,140
Protasco BHD	141,500	22,732
Proton Holdings BHD *	338,000	173,751
Ranhill BHD	382,200	64,542
RB Land Holdings BHD *	60,100	13,312
RHB Capital BHD	255,500	266,049
Sarawak Energy BHD	583,800	349,253
Scomi Group BHD	652,300	67,876
Selangor Dredging BHD	328,000	38,314
Shangri-La Hotels BHD	24,100	8,519
Shell Refining Company Federation
of Malaya BHD	133,200	323,521
SHL Consolidated BHD	185,100	52,616
Sunrise Berhad *	173,000	63,698

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Sunway City BHD	268,900	$107,146
Sunway Holdings, Inc. BHD *	224,800	44,507
Suria Capital Holdings BHD	286,100	69,371
TA Enterprise BHD	895,600	152,469
Talam Corp. BHD *	360,000	13,353
Tan Chong Motor Holdings BHD	444,000	136,436
TDM BHD	150,700	44,626
Tebrau Teguh BHD *	333,800	38,934
TH Group BHD	225,000	40,672
Time.com BHD *	1,132,700	78,737
Tradewinds Malaysia BHD	82,400	61,903
Tronoh Consolidated M Berhad	218,400	52,665
Unisem M BHD	289,600	58,513
United Malacca BHD	58,900	88,596
V.S. Industry BHD	166,897	53,199
WTK Holdings BHD *	257,500	73,363
YNH Property Berhad	199,536	66,189
YTL Corp. BHD	738,000	1,347,078
		13,898,021
Mexico - 7.85%
Alfa SA de CV	433,200	792,696
Alsea SAB de CV *	202,800	95,425
Cemex SA de CV, SADR * (a)	663,094	4,608,503
Coca-Cola Femsa SAB de CV, SADR	28,121	978,611
Consorcio ARA SA de CV	587,500	209,743
Controladora Comercial Mexicana SA de CV	282,294	62,830
Corp Moctezuma SAB de CV	446,200	666,851
Corp. GEO SA de CV, Series B *	549,352	495,233
Dine SA de CV *	103,700	34,853
Embotelladoras Arca SA de CV	496,941	1,002,122
Empresas ICA SA de CV, SADR *	111,556	630,291
Empresas ICA Sociedad
Controladora SA de CV *	25,600	36,500
Fomento Economico Mexicano SA de CV,
SADR	245,825	6,762,646
GMD Resorts SAB de CV *	69,300	23,550
Gruma SA de CV, SADR *	70,893	136,823
Gruma SA de CV *	19,921	9,671
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	31,800	705,960
Grupo Aeroportuario del Sureste SA de CV,
SADR	28,650	796,470
Grupo Aeroportuario del Sureste SA de CV	27,200	75,166
Grupo Carso SA de CV	662,500	1,613,078
Grupo Cementos de Chihuahua SA de CV	57,000	117,116
Grupo Continential SA de CV	461,100	619,208
Grupo Financiero Banorte SA de CV	236,500	383,303
Grupo Financiero Inbursa SA de CV	468,035	1,225,581
Grupo Industrial Maseca SA de CV	2,600	1,748
Grupo Industrial Saltillo SA de CV *	100,600	30,055
Grupo Iusacell SA de CV *	6	11
Grupo Kuo SA de CV *	164,700	55,355
Grupo Mexicano de Desarrollo, SAB *	69,300	87,835
Grupo Mexico SA	2,614,071	1,640,018
Grupo Simec SAB de CV *	198,600	296,513
Industrias CH SA de CV *	358,600	667,973

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Organizacion Soriana SA de CV *	1,101,100	$2,055,979
Qualitas Compania de Seguros SA de CV *	258,200	77,138
Urbi Desarrollos Urbanos SA de CV *	287,800	427,756
Vitro SA de CV, SADR (a)	92,452	157,168
		27,579,779
Philippines - 0.59%
Ayala Corp.	45,000	178,900
Belle Corp. *	1,800,000	19,938
Benpres Holdings Corp. *	1,630,000	34,288
China Banking Corp.	4,140	31,834
DMCI Holdings, Inc.	1,264,000	63,901
Empire East Land Holdings, Inc. *	5,890,000	24,922
Filinvest Development Corp.	404,000	7,705
Filinvest Land, Inc.	19,468,750	168,780
First Philippine Holdings Corp. *	281,100	95,587
Megaworld Corp.	11,019,000	141,196
Metropolitan Bank & Trust Company	724,600	365,688
Philippine National Bank *	330,400	110,247
Rizal Commercial Banking Corp.	455,400	92,601
Robinsons Land Corp.	1,703,000	204,160
Security Bank Corp.	155,100	92,025
SM Investments Corp.	39,000	146,515
Union Bank of Philippines	221,200	99,732
Universal Robina Corp.	1,082,100	110,936
Vista Land & Lifescapes, Inc.	4,324,000	94,127
		2,083,082
Poland - 2.78%
Agora SA	46,104	258,692
Bank BPH SA *	10,227	109,259
Bank Millennium SA	117,367	127,551
Barlinek SA *	5,475	4,213
Bioton SA *	1,373,084	106,976
Boryszew SA *	21,709	13,733
Cersanit-Krasnystaw SA *	12,636	58,106
Ciech SA	16,728	150,084
Computerland SA *	9,818	84,772
Debica SA	7,943	96,562
Dom Development SA	4,937	30,120
Echo Investment SA *	319,170	238,624
Elstar Oils SA *	87,723	117,875
Emperia Holding SA	2,613	46,906
Fabryka Kotlow Rafako SA *	41,805	61,169
Fabryki Mebli Forte SA *	23,417	37,881
Farmacol SA *	11,889	102,463
Firma Chemiczna Dwory SA *	678,621	138,114
Getin Holding SA *	365,502	613,275
Grupa Kety SA	11,048	267,333
Grupa Lotos SA *	57,549	240,713
Impexmetal SA	74,550	30,324
Inter Cars SA	700	6,810
KGHM Polska Miedz SA	140,407	1,381,428
Kredyt Bank SA	59,632	215,654
MNI SA *	41,057	31,589
Mostostal-Export SA *	22,387	15,415
Netia SA *	306,083	256,582

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Orbis SA	34,217	$393,658
Pekaes SA	6,381	23,545
Pfleiderer Grajewo SA	6,153	13,600
Polnord SA *	13,014	108,726
Polski Koncern Miesny Duda SA *	91,151	40,441
Polski Koncern Naftowy Orlen SA	382,506	3,374,012
Przedsiebiorstwo Eksportu i Importu Kopex SA *	17,101	50,336
Softbank SA	46,450	754,603
Stalexport Autostrady SA *	202,394	122,894
Zaklady Tluszczowe Kruszwica SA	1,270	17,972
Zelmer SA	4,342	36,940
		9,778,950
South Africa - 10.57%
ABSA Group, Ltd.	259,189	2,678,604
Aeci, Ltd.	91,440	433,799
Afgri, Ltd.	325,008	143,084
African Bank Investments, Ltd.	658,550	1,799,165
AG Industries, Ltd. *	94,914	5,194
Allied Electronics Corp., Ltd.	36,305	88,528
Argent Industrial, Ltd.	55,365	52,127
Aveng, Ltd.	263,927	767,524
Barloworld, Ltd.	181,179	809,084
Bell Equipment, Ltd.	1,461	2,482
Caxton & CTP Publishers & Printers, Ltd.	167,748	193,015
Ceramic Industries, Ltd.	1,781	13,814
DataTec, Ltd. *	181,694	248,927
Drdgold, Ltd.	100,663	45,830
Enaleni Pharmaceuticals, Ltd. *	380,905	88,698
Eqstra Holdings, Ltd. *	91,166	70,593
Freeworld Coatings, Ltd.	26,940	16,194
Gijima Ast Group, Ltd.	338,993	16,290
Gold Fields, Ltd., SADR	448,708	3,688,380
Grindrod, Ltd.	255,142	329,164
Harmony Gold Mining Company, Ltd., SADR * (a)	290,005	2,505,643
Highveld Steel & Vanadium Corp., Ltd.	3,483	22,327
Hulamin, Ltd.	57,107	82,668
Iliad Africa, Ltd. *	106,304	63,436
Imperial Holdings, Ltd.	188,294	944,730
Investec, Ltd.	224,011	965,803
JD Group, Ltd.	191,097	579,469
Kap International Holdings, Ltd. *	90,584	10,446
Lewis Group, Ltd.	90,777	380,971
Liberty Holdings, Ltd.	100,815	613,395
Medi-Clinic Corp., Ltd.	285,993	514,690
Merafe Resources, Ltd. *	427,876	32,639
Metair Investments, Ltd.	99,170	56,795
Metorex, Ltd. *	16,745	3,942
Metropolitan Holdings, Ltd.	614,720	650,401
Mittal Steel South Africa, Ltd.	169,731	1,469,561
Mondi, Ltd.	163,880	501,315
Mustek, Ltd.	97,803	24,343
Mvelaphanda Group, Ltd.	204,905	92,015
Nampak, Ltd. *	641,310	801,156
Nedbank Group, Ltd.	211,228	1,975,709
Nu-World Holdings, Ltd. *	9,429	14,057
Peregrine Holdings, Ltd.	98,024	81,430

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
PSG Group, Ltd.	120,443	$159,681
Sanlam, Ltd.	2,231,292	3,678,633
Sappi, Ltd., SADR	169,895	910,637
Simmer and Jack Mines, Ltd. *	292,740	55,636
Spur Corp., Ltd.	9,000	5,568
Standard Bank Group, Ltd.	788,663	6,825,514
Steinhoff International Holdings, Ltd. *	1,118,036	1,192,186
Super Group, Ltd. *	196,625	54,813
Tiger Wheels, Ltd. *	14,267	0
Trans Hex Group, Ltd.	57,462	19,867
Trencor, Ltd.	165,687	306,908
Value Group, Ltd.	267,946	61,138
		37,148,018
South Korea - 10.21%
Aekyung Petrochemical Company, Ltd.	1,450	12,530
Asia Cement Company, Ltd.	1,280	33,936
Asia Paper Manufacturing Company, Ltd.	2,000	6,000
Asiana Airlines	53,500	121,063
AUK Corp.	5,400	4,139
Binggrae Company, Ltd.	2,700	73,638
BNG Steel Comapny, Ltd.	1,630	4,318
Boryung Pharmaceutical Company, Ltd.	1,164	15,275
Byucksan Engineering & Construction
Company, Ltd.	6,140	6,266
C. & Woobang Construction Company, Ltd. *	7,230	1,684
Cheil Industries, Inc.	14,720	400,351
Chin Hung International, Inc. *	41,110	18,482
Chokwang Leather Company, Ltd.	2,300	8,258
Chong Kun Dang Pharm Corp.	1,200	10,508
Choongwae Pharma Corp.	2,590	15,304
Chosun Refractories Company, Ltd.	700	25,591
CJ Corp. *	9,696	200,128
Crown Confectionery Company, Ltd.	230	12,481
Dae Chang Industrial Company, Ltd.	27,000	6,753
Dae Dong Industrial Company, Ltd.	2,600	30,491
Dae Han Flour Mills Company, Ltd.	500	38,951
Dae Won Kang Up Company, Ltd.	18,000	18,325
Daeduck Electronics Company, Ltd.	15,700	34,287
Daeduck GDS Company, Ltd.	5,010	14,518
Daegu Bank	89,580	425,583
Daehan Steel Co., Ltd. *	1,870	70,837
Daehan Synthetic Fiber Company, Ltd.	130	5,884
Daekyo Company, Ltd.	24,800	70,946
Daelim Industrial Company	19,890	450,324
Daesang Corp.	7,470	27,323
Daesung Industrial Company, Ltd.	900	33,856
Daewoo Engineering & Construction
Company, Ltd.	64,860	363,627
Daewoo Motor Sales Corp.	21,020	112,124
Daewoong Company, Ltd.	620	6,907
Daishin Securities Company, Ltd.	32,690	274,655
Daiyang Metal *	4,090	3,536
Daou Technology, Inc.	20,060	51,946
DI Corp.	8,700	4,754
Digital Power Communications Company, Ltd.	14,000	7,321
Dong Ah Tire & Rubber Company, Ltd.	3,100	12,924

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dong Su Industrial Company, Ltd.	10,880	$34,373
Dong Wha Pharmaceutical Industrial
Company, Ltd.	4,030	88,005
Dongbang Transport Logistics Company, Ltd.	5,650	6,045
Dongbu Corp.	6,900	21,483
Dongbu Hannong Chemicals Company, Ltd. *	20,930	48,383
Dongbu Securities Company, Ltd.	17,159	45,637
Dongbu Steel Company, Ltd.	7,360	29,168
Dong-Il Corp.	615	20,964
Dongil Paper Manufacturing Comapny, Ltd.	13,000	5,072
Dongkuk Steel Mill Company, Ltd.	26,520	417,508
Dongwon F & B Company, Ltd.	800	12,576
Dongyang Engineering & Construction Corp.	970	7,039
Dongyang Mechatronics Corp.	24,424	33,631
Doosan Industrial Development Company, Ltd.	20,210	65,690
En Paper Manufacturing Company, Ltd. *	7,900	10,019
F&F Company, Ltd.	5,100	8,857
Fursys, Inc.	1,550	20,575
Gaon Cable Company, Ltd.	1,160	14,484
GIIR, Inc.	3,900	29,015
Global & Yuasa Battery Company, Ltd.	4,200	41,205
Green Non-Life Insurance Company, Ltd.	6,490	25,057
GS Holdings Corp.	35,530	527,548
Gwangju Shinsegae Company, Ltd.	220	15,332
H.S. R & A Company, Ltd.	2,200	7,415
Hae In Corp.	4,100	14,410
Halla Climate Control Company, Ltd.	7,130	39,576
Halla Engineering & Construction Corp.	2,090	9,488
Han Kuk Carbon Co., Ltd. *	16,340	42,262
Hana Financial Group, Inc.	77,440	925,214
Handok Pharmaceuticals Company, Ltd.	1,000	8,173
Handsome Company, Ltd.	8,058	40,247
Hanil Cement Manufacturing Company, Ltd.	4,329	162,841
Hanil Construction Company, Ltd.	1,470	3,613
Hanil E-Wha Company, Ltd.	6,400	6,059
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	7,550	58,968
Hanjin Shipping Company, Ltd.	46,820	505,898
Hanjin Transportation Company, Ltd.	7,080	169,502
Hankook Cosmetics Company, Ltd.	6,300	10,423
Hankook Tire Company, Ltd.	51,710	487,043
Hankuk Electric Glass Company, Ltd.	3,370	61,124
Hankuk Glass Industries, Inc.	1,820	26,739
Hankuk Paper Manufacturing Company, Ltd.	1,520	26,682
Hanmi Capital Company, Ltd.	3,100	8,056
Hanshin Construction Company, Ltd.	3,010	21,515
Hansol Chemical Company, Ltd.	3,500	10,524
Hansol CSN Company, Ltd.	23,450	13,089
Hansol LCD, Inc.	2,650	25,156
Hansol Paper Company, Inc. *	13,550	86,027
Hanssem Company, Ltd.	6,330	30,363
Hanwha Chem Corp.	58,760	200,086
Hanwha Securities Company, Ltd.	23,910	82,238
Hanwha Timeworld Company, Ltd.	1,700	12,331
Hanyang Securities Company, Ltd.	7,000	33,671
Heung-A Shipping Company, Ltd.	19,140	11,979
Honam Petrochemical Corp.	9,981	301,704

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hotel Shilla Company, Ltd.	22,640	$230,660
Husteel Company, Ltd.	1,100	10,491
Hwa Shin Company, Ltd.	14,690	14,014
Hwa Sung Industrial Company, Ltd.	3,530	7,695
Hwacheon Machine Tool Company, Ltd.	730	11,422
Hynix Semiconductor, Inc. *	195,100	987,349
Hyosung Corp.	16,050	373,576
Hyundai Cement Company, Ltd.	2,370	11,963
Hyundai Department Store Company, Ltd.	660	24,796
Hyundai Development Company	42,000	871,095
Hyundai DSF Company, Ltd.	2,800	10,996
Hyundai Elevator Company, Ltd.	1,120	38,998
Hyundai H & S Company, Ltd.	2,602	99,266
Hyundai Hysco Company, Ltd.	21,140	93,444
Hyundai Mipo Dockyard	8,355	728,155
Hyundai Motor Company, Ltd.	88,686	2,511,611
Hyundai Pharmaceutical Industrial Company,
Ltd.	9,400	14,125
Hyundai Securities Company, Ltd.	97,057	492,461
Hyundai Steel Company	33,282	750,884
Il Dong Pharmaceutical Company, Ltd.	1,810	30,092
Iljin Diamond Company, Ltd.	712	3,311
Iljin Electric, Ltd.	15,328	19,540
Ilsung Pharmaceutical Company, Ltd.	990	47,748
Inzi Controls Company, Ltd.	6,490	10,182
Isu Chemical Company, Ltd.	7,260	48,763
Jahwa Electronics Company, Ltd.	5,200	12,129
Jeil Mutual Savings Bank	1,850	3,275
Jeil Pharmaceutical Co. *	1,910	7,230
Jeonbuk Bank, Ltd.	31,020	113,405
Joongang Construction Company, Ltd. *	2,700	6,516
KC Tech Company, Ltd.	13,460	21,264
KCC Corp.	3,184	557,238
KCTC	1,100	7,359
Keangnam Enterprises, Ltd.	3,358	12,316
Keyang Electric Machinery Company, Ltd.	18,120	14,865
KG Chemical Corp. *	5,600	21,063
Kia Motors Corp. *	100,940	482,986
Kirin Company, Ltd. *	1,540	825
KISCO Corp. *	2,586	48,058
Kiswire, Ltd.	4,730	122,038
Kolon Engineering &
Construction Company, Ltd.	16,480	46,054
Kolon Industries, Inc. *	8,820	123,635
Korea Airport Service Company, Ltd.	1,020	18,817
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	9,972
Korea Circuit Company, Ltd. *	5,500	6,670
Korea Development Corp.	2,330	6,431
Korea Development Financing Corp.	1,960	31,863
Korea Electric Terminal Company, Ltd.	2,340	18,126
Korea Exchange Bank	157,150	773,363
Korea Flange Company, Ltd.	1,830	7,965
Korea Investment Holdings Company, Ltd.	28,307	483,703
Korea Iron & Steel Company, Ltd.	783	17,624
Korea Kumho Petrochemical Company, Ltd.	9,110	119,637
Korea Line Corp.	4,942	193,475
Korea Mutual Savings Bank	870	8,902

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Polyol Company, Ltd.	1,522	$40,535
Korea Zinc Company, Ltd.	6,355	300,800
Korean Air Lines Company, Ltd.	25,070	661,584
Korean Petrochemical Industrial Company,
Ltd.	2,450	26,417
KP Chemical Corp. *	27,830	69,644
KT Freetel Company, Ltd. *	51,100	992,420
KTB Network Corp. *	48,830	96,473
Kukdo Chemical Company, Ltd.	1,520	16,978
Kumho Electric Company, Ltd.	2,450	30,674
Kumho Industrial Company, Ltd.	16,070	137,538
Kumho Investment Bank	60,370	21,426
Kumho Tire Company, Inc.	20,800	62,597
Kumkang Industrial Company, Ltd.	1,400	4,460
Kwang Dong Pharmaceutical Company, Ltd.	31,100	52,028
Kyeryong Construction
Industrial Company, Ltd.	2,550	24,586
Kyobo Securities Company, Ltd.	16,180	81,553
Kyung Nong Corp.	11,060	22,340
Kyungbang, Ltd. *	681	26,107
Lee Ku Industrial Company, Ltd.	8,740	4,643
LG Chem, Ltd.	6,700	318,000
LG Dacom Corp.	20,670	275,243
LG International Corp.	9,400	86,581
LG Philips LCD Company, Ltd., ADR	151,850	1,070,542
Lotte Chilsung Beverage Company, Ltd.	486	247,266
Lotte Confectionery Company, Ltd.	400	333,323
Lotte Midopa Company, Ltd. *	18,300	78,232
Lotte Samkang Company, Ltd.	350	33,960
Lotte Shopping Company, Ltd.	6,685	818,575
LS Cable, Ltd.	6,135	291,921
Manho Rope & Wire, Ltd.	1,400	9,348
Meritz Investment Bank *	33,274	13,364
Meritz Securities Company, Ltd.	116,360	69,080
Moorim Paper Company, Ltd.	4,880	29,449
Namyang Dairy Products Company, Ltd.	342	98,578
Nexen Tire Corp.	16,240	19,534
NH Investment & Securities Company, Ltd.	13,470	38,812
Nong Shim Company, Ltd.	1,158	177,636
Nong Shim Holdings Company, Ltd.	1,340	49,420
On*Media Corp. *	56,410	71,468
Ottogi Corp.	706	70,708
Pacific Corp.	2,126	144,501
Pang Rim Company, Ltd.	950	6,483
PaperCorea, Inc.	2,900	15,435
Pohang Coated Steel Company, Ltd.	1,600	15,815
Poonglim Industrial Company, Ltd.	5,520	8,306
Poongsan Corp.	1,300	8,441
Poongsan Corp. *	6,919	31,840
Pulmuone Company, Ltd.	1,122	33,338
Pumyang Construction Company, Ltd.	1,610	9,040
Pusan Bank	88,980	367,624
Pusan City Gas Company, Ltd.	3,700	45,243
S&T Corp.	2,360	10,910
S&T Dynamics Company, Ltd.	10,410	48,274
Saehan Industries, Inc. *	17,230	54,271
Saehan Media Company, Ltd. *	6,266	5,061

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Sam Kwang Glass Industrial Company, Ltd.	800	$9,818
Sam Lip General Foods Company, Ltd.	3,850	19,822
Sam Young Electronics Company, Ltd.	5,610	31,130
Sam Yung Trading Company, Ltd.	4,500	8,412
Sambu Construction Company, Ltd.	2,400	17,862
Samho International Company, Ltd.	6,780	11,563
Samick Musical Instruments Company, Ltd. *	8,830	3,116
Samick THK Company, Ltd.	11,120	10,240
Samjin Pharmaceutical Company, Ltd.	5,305	26,440
Samsung Corp.	34,785	940,202
Samsung Fine Chemicals Company, Ltd.	7,550	189,792
Samsung SDI Company, Ltd. *	20,755	840,960
Samwhan Corp.	3,850	16,385
Samyang Corp.	3,991	81,731
Samyang Genex Company, Ltd.	800	28,237
Samyang Tongsang Company, Ltd.	690	9,617
Savezone I & C Corp.	16,880	10,025
Seah Besteel Corp.	6,940	85,296
SeAH Holdings Corp.	1,020	42,849
SeAH Steel Corp.	900	23,790
Sebang Company, Ltd.	5,070	31,417
Sejong Industrial Company, Ltd.	7,830	16,318
Seoul Securities Company, Ltd.	229,660	186,570
Sgwicus Corp. *	4,800	3,002
SH Chemical Company, Ltd. *	31,743	9,113
Shin Poong Pharmaceutical Company, Ltd.	1,880	17,749
Shinhan Engineering & Construction
Company, Ltd. *	3,177	31,269
Shinhan Financial Group Company, Ltd.,
SADR (a)	69,776	2,955,014
Shinheung Securities Company, Ltd.	3,650	31,277
Shinsegae Engineering & Construction
Company, Ltd.	1,110	8,156
Shinsung ENG Company, Ltd.	6,445	27,697
Shinsung ENG Company, Ltd. *	3,222	6,339
Shinsung FA Company, Ltd. *	3,222	6,459
Shinyoung Securities Company, Ltd.	3,180	49,605
Silla Company, Ltd.	11,550	110,196
Sindo Ricoh Company, Ltd.	2,940	116,450
SJM Company, Ltd.	8,130	18,336
SK Chemicals Company, Ltd.	11,690	164,957
SK Corp.	21,407	1,259,606
SK Gas Company, Ltd.	2,662	78,720
SKC Company, Ltd.	12,910	137,835
SL Corp.	5,830	8,375
Solomon Mutual Savings Bank	3,600	4,682
Ssangyong Cement Industrial Company, Ltd. *	21,560	67,119
Ssangyong Motor Company, Ltd. *	27,890	20,336
Suheung Capsule Company, Ltd.	2,900	7,989
Sung Bo Chemicals Company, Ltd.	410	5,226
Sung Chang Enterprise Company, Ltd. *	1,680	17,167
Sungjee Construction Company, Ltd.	2,210	5,893
Sungshin Cement Company, Ltd. *	5,760	11,552
Sungwon Corp.	4,230	8,868
Sunjin Company, Ltd.	1,010	9,099
Tae Kyung Industrial Company, Ltd.	14,930	35,489
Taegu Department Store Company, Ltd.	2,740	13,294

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Taekwang Industrial Company, Ltd.	285	$222,723
Taeyoung Engineering & Construction, Ltd.	31,060	80,693
Taihan Electric Wire Company, Ltd.	17,540	183,831
Telcoware Company, Ltd.	4,000	15,231
Tong Yang Investment Bank	55,690	163,716
Trybrands, Inc. *	5,723	8,188
Trybrands, Inc. *	3,036	4,206
TS Corp.	1,100	37,455
Uangel Corp.	7,990	23,920
Unid Company, Ltd.	2,000	42,011
Union Steel Company, Ltd. *	3,060	27,538
Wiscom Company, Ltd.	3,680	9,183
Woongjin Holdings Company, Ltd.	2,870	12,780
Woori Investment & Securities Company, Ltd.	59,890	423,005
Yesco Company, Ltd.	1,480	27,332
Yoosung Enterprise Company, Ltd.	9,880	10,499
Youlchon Chemical Company, Ltd.	9,090	48,634
Young Poong Corp.	307	101,926
Youngone Corp.	23,530	85,232
Yuhwa Securities Company, Ltd.	3,240	28,305
		35,868,641
Taiwan - 11.72%
Accton Technology Corp. *	461,000	88,906
Achem Technology Corp.	138,000	46,135
AGV Products Corp. *	228,505	41,825
Allis Electric Company, Ltd.	135,000	20,343
AmTRAN Technology Company, Ltd.	469,000	132,323
Arima Communication Corp. *	202,000	27,068
Arima Computer Corp. *	490,000	29,122
Arima Optoelectronics Corp. *	100,134	10,883
Asia Polymer Corp.	126,000	50,392
Asia Vital Components Company, Ltd.	196,800	74,701
AU Optronics Corp. ADR	437,522	2,642,633
Audix Corp.	81,200	27,038
Avision, Inc.	111,916	25,999
Bank of Kaohsiung, Ltd.	251,680	49,869
Basso Industry Corp.	105,000	51,707
Behavior Technology Computer Corp. *	48,800	1,980
BenQ Corp.	587,512	110,116
BES Engineering Corp.	1,063,200	199,539
Biostar Microtech International Corp.	85,280	19,268
C Sun Manufacturing, Ltd.	49,469	13,738
Carnival Industrial Corp. *	198,000	22,612
Cathay Chemical Works, Inc.	73,000	15,649
Cathay Real Estate Development
Company, Ltd.	658,000	134,625
Central Reinsurance Company, Ltd.	269,535	61,883
Chain Qui Development Company, Ltd.	76,000	23,873
Champion Building Materials Comapny, Ltd.	166,950	40,065
Chang Hwa Commercial Bank, Ltd.	2,733,000	1,000,590
Charoen Pokphand Enterprise Company, Ltd.	122,000	35,134
Cheng Loong Corp.	750,000	150,653
Chenming Mold Industrial Corp.	92,128	24,702
Chi Mei Optoelectronics Corp.	3,322,950	973,346
Chia Hsin Cement Corp. *	395,560	161,752
Chien Shing Stainless Steel Company, Ltd. *	181,000	18,003

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chilisin Electronics Corp.	63,240	$13,044
China Airlines, Ltd. *	1,243,874	293,733
China Chemical & Pharmaceutical Company,
Ltd.	129,000	45,816
China Development Financial Holdings Corp.	7,152,216	1,434,412
China Electric Manufacturing Corp.	170,000	47,294
China General Plastics Corp. *	215,000	41,113
China Glaze Company, Ltd.	109,203	22,919
China Manmade Fibers Corp.	822,000	98,260
China Motor Company, Ltd.	454,905	118,881
China Petrochemical Development Corp. *	1,338,780	250,062
China Steel Structure Company, Ltd.	107,000	42,090
China Synthetic Rubber Corp.	239,000	237,511
China Wire & Cable Company, Ltd. *	120,000	20,685
Ching Feng Home Fashions Company, Ltd.	108,780	11,670
Chin-Poon Industrial Company, Ltd.	307,000	93,753
Chun Yu Works & Company, Ltd.	115,000	25,331
Chun Yuan Steel Industrial Company, Ltd.	273,962	77,861
Chung Hsin Electric & Machinery
Manufacturing Corp.	265,000	128,232
Chung Hwa Pulp Corp.	237,000	65,950
Chunghwa Picture Tubes, Ltd.	5,687,000	421,634
CMC Magnetics Corp. *	2,370,000	315,585
Collins Company, Ltd. *	155,400	37,299
Compeq Manufactuing Company, Ltd.	610,000	77,093
Continental Engineering Corp.	483,000	129,870
Da-Cin Construction Company, Ltd.	175,000	65,405
Delpha Construction Company, Ltd. *	174,000	15,120
D-Link Corp.	368,220	215,494
E.Sun Financial Holding Company, Ltd.	2,361,720	620,315
Eastern Media International Corp.	676,053	73,823
Eclat Textile Company, Ltd.	123,600	35,071
Edom Technology Company, Ltd.	64,000	11,127
Elite Material Company, Ltd.	200,955	30,792
Elitegroup Computer Systems Company, Ltd.	621,576	103,382
Enlight Corp.	164,799	2,584
Eternal Chemical Company, Ltd.	267,300	137,386
EVA Airways Corp. *	1,158,000	273,307
Everest Textile Company, Ltd.	224,000	27,088
Evergreen International Storage & Transport
Corp.	453,000	240,443
Evergreen Marine Corp.	894,000	440,530
Everlight Chemical Industrial Corp.	166,000	49,093
Everspring Industry Company, Ltd. *	61,000	9,191
Evertop Wire Cable Corp. *	98,275	11,642
Excel Cell Electronic Company, Ltd.	29,000	6,683
Far Eastern Department Stores Company, Ltd.	614,000	310,599
Far Eastern International Bank *	1,470,000	239,533
Federal Corp.	233,527	75,632
Feng TAY Enterprise Company, Ltd.	45,000	20,949
First Copper Technology Company, Ltd.	169,000	26,755
First Insurance Company, Ltd.	150,165	27,381
Formosa Taffeta Company, Ltd.	653,000	360,552
Formosan Rubber Group, Inc.	388,000	129,521
Formosan Union Chemical *	173,264	55,375
FU I Industrial *	159,000	34,968
Fubon Group Company, Ltd.	2,226,000	1,343,954

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Fuhwa Financial Holdings Company, Ltd.	2,894,000	$1,110,011
Fwusow Industry Company, Ltd.	103,000	21,852
Gigabyte Technology Company, Ltd.	416,000	142,024
Gigastorage Corp. *	146,000	9,573
Gold Circuit Electronics, Ltd.	257,040	53,584
Goldsun Development & Construction
Company, Ltd.	896,301	242,185
Gordon Auto Body Parts Company, Ltd.	50,181	10,821
Grand Pacific Petrochemical Corp. *	484,000	58,982
Great China Metal Industry Company, Ltd.	198,000	74,802
GTM Corp.	95,000	22,715
Hey Song Corp.	412,000	116,176
Hitron Technology, Inc. *	67,000	8,238
Ho Tung Chemical Corp. *	312,000	71,710
Hocheng Group Corp. *	177,000	34,969
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	16,885
Hong TAI Electric Industrial	155,000	47,029
Hsin Kuang Steel Co Ltd	169,000	68,443
Hsing TA Cement Company, Ltd.	227,000	54,418
Hua Eng Wire & Cable Company, Ltd.	598,000	88,720
Hung Ching Development Company, Ltd.	147,000	17,522
Hung Sheng Construction Company, Ltd.	325,000	65,284
Hwa Fong Rubber Company, Ltd. *	178,770	36,013
Ichia Technologies, Inc.	278,300	58,921
International Semiconductor Technology, Ltd. *	171,000	18,676
Inventec Company, Ltd.	1,156,050	297,133
Jui Li Enterprise Company, Ltd.	66,950	11,547
K Laser Technology, Inc.	82,214	26,171
Kang Na Hsiung Enterprise Company, Ltd.	135,000	55,582
Kao Hsing Chang Iron & Steel Corp. *	130,000	18,684
Kaulin Manufacturing Company, Ltd.	164,490	55,979
KEE TAI Properties Company, Ltd.	293,512	60,709
Kenda Rubber Industrial Company, Ltd. *	208,550	98,491
Kindom Construction Company, Ltd.	306,000	64,157
King Yuan Electronics Company, Ltd.	850,056	177,155
King's Town Bank *	647,000	121,785
Kinpo Electronics, Inc.	963,724	176,524
Kuoyang Construction Co., Ltd.	252,000	60,721
Kwong Fong Industries Corp. *	275,000	40,747
Lan Fa Textile Company, Ltd.	169,781	25,872
Lead Data, Inc. *	205,000	11,829
Lealea Enterprise Company, Ltd. *	726,500	93,130
LEE CHI Enterprises Company, Ltd.	110,000	28,351
Lelon Electronics Corp.	92,000	13,451
Leofoo Development Company, Ltd. *	179,000	58,085
Li Peng Enterprise Company, Ltd. *	292,864	27,331
Lien Hwa Industrial Corp.	459,574	165,043
Lingsen Precision Industries, Ltd.	146,178	26,770
Lite-On Technology Corp.	1,451,950	1,034,808
Long Bon Development Company, Ltd.	253,345	44,427
Long Chen Paper Company, Ltd. *	277,060	51,833
Lucky Cement Corp.	190,000	32,991
Macronix International Company, Ltd.	2,289,063	594,921
Mega Financial Holding Company, Ltd.	6,303,000	1,941,209
Meiloon Industrial Company, Ltd.	112,231	22,653
Mercuries & Associates, Ltd.	329,700	96,635

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Microelectronics Technology	192,000	$60,270
Micro-Star International Company, Ltd.	668,479	296,069
Mitac International	884,916	309,329
Mitac Technology Corp.	250,000	87,664
Mobiletron Electronics Company, Ltd.	31,000	8,352
Mustek Systems, Inc. *	103,576	5,689
Namchow Chemical Industrial Company, Ltd. *	100,000	14,714
Nanya Technology Corp. *	2,158,057	313,375
Nien Hsing Textile Company, Ltd.	441,000	104,577
Optimax Technology Corp. *	319,000	7,116
Oriental Union Chemical Corp.	183,000	79,751
Pacific Construction Company, Ltd. *	267,000	17,322
Pan Jit International, Inc.	137,806	44,999
Phihong Technology Company, Ltd.	194,573	41,483
Phoenix Precision Technology Corp.	416,847	84,514
Prince Housing Development Corp.	468,650	62,309
Prodisc Technology, Inc. *	540,000	0
Quintain Steel Company, Ltd. *	169,000	21,758
Radium Life Tech Company, Ltd.	320,000	90,567
Ralec Electronic Corp.	39,000	18,086
Rexon Industrial Corp., Ltd. *	153,000	14,394
Ritek Corp. *	1,974,000	238,985
Sampo Corp. *	868,000	85,620
Sanyang Industrial Company, Ltd.	386,481	70,209
SDI Corp.	137,000	42,717
Sesoda Corp.	69,750	55,522
Sheng Yu Steel Company, Ltd.	151,000	85,411
Shin Kong Financial Holding Company, Ltd.	3,155,398	837,683
Shinkong Insurance Company, Ltd.	151,788	40,057
Shinkong Spinning Company, Ltd.	200,000	83,931
Shinkong Synthetic Fibers Corp.	971,000	122,036
Shuttle, Inc.	122,000	27,750
Sigurd Microelectronics Corp.	151,326	32,305
Silicon Integrated Systems Corp. *	977,000	108,889
Sinon Corp.	164,000	44,219
SinoPac Holdings Company, Ltd.	4,806,000	989,419
Sintek Photronic Corp. *	217,140	26,913
Siward Crystal Technology Company, Ltd.	62,192	16,180
Solomon Technology Corp. *	101,200	20,561
Southeast Cement Company, Ltd.	270,000	65,185
Spirox Corp.	59,971	17,439
Stark Technology, Inc.	57,000	17,182
Sunplus Technology Company, Ltd.	285,595	101,751
Ta Chen Stainless Pipe Company, Ltd.	306,000	104,841
Ta Chong Bank, Ltd. *	1,416,000	235,096
Ta Ya Electric Wire & Cable Company, Ltd.	594,571	97,200
Tah Hsin Industrial Company, Ltd.	105,000	43,983
TA-I Technology Company, Ltd.	174,944	80,815
Taichung Commercial Bank	932,072	156,617
Tainan Enterprises Company, Ltd.	59,000	30,120
Tainan Spinning Company, Ltd.	953,000	179,653
Taishin Financial Holdings Company, Ltd.	5,240,000	830,435
Taisun Enterprise Company, Ltd. *	220,000	41,798
Taita Chemical Company, Ltd.	95,790	14,076
Taiwan Acceptance Corp.	83,000	39,297
Taiwan Business Bank *	1,855,000	370,141

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cement Corp.	1,987,000	$1,482,618
Taiwan Cooperative Bank	2,275,275	1,043,852
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	29,714
Taiwan Glass Industrial Corp.	580,011	358,185
Taiwan Kai Yih Industrial Company, Ltd.	121,563	40,472
Taiwan Kolin Company, Ltd. *	400,000	0
Taiwan Life Insurance Company, Ltd.	126,000	60,243
Taiwan Mask Corp.	314,000	68,693
Taiwan Paiho, Ltd.	141,900	44,094
Taiwan Pulp & Paper Corp. *	179,000	42,310
Taiwan Sakura Corp.	87,868	21,178
Taiwan Styrene Monomer Corp.	516,479	108,986
Taiwan Tea Corp. *	374,000	130,485
Taiyen Biotech Company, Ltd.	131,000	47,160
Tatung Company, Ltd. *	2,906,000	492,661
Teapo Electronic Corp. *	205,000	14,539
Teco Electric & Machinery Company, Ltd.	1,534,000	463,769
Tex-Ray Industrial Company, Ltd.	90,000	12,771
Thinking Electronic Industrial Company, Ltd.	59,000	21,569
Ton Yi Industrial Corp.	773,000	254,655
Tong Yang Industry Company, Ltd.	260,020	86,391
Tsann Kuen Enterprise Company, Ltd.	132,000	49,710
Twinhead International Corp. *	224,000	11,867
TYC Brother Industrial Company, Ltd.	124,887	40,730
Tycoons Group Enterprise Company, Ltd. *	238,000	35,212
Tze Shin International Company, Ltd.	96,830	33,401
Union Bank of Taiwan *	919,000	140,086
Unitech Electronics Company, Ltd.	101,299	28,954
Unitech Printed Circuit Board Corp.	376,950	81,172
United Integrated Services Company, Ltd.	98,000	35,304
United Microelectronics Corp.	9,126,406	2,174,114
Unity Opto Technology Company, Ltd.	196,000	49,215
Universal Cement Corp. *	427,808	179,493
Universal Scientific Industrial Company, Ltd.	681,100	153,280
UPC Technology Corp.	391,600	107,137
USI Corp.	361,000	104,603
U-Tech Media Corp.	180,000	20,019
Ve Wong Corp. *	84,000	30,140
Walsin Lihwa Corp.	2,215,000	427,462
Walsin Technology Corp.	329,262	65,034
Waterland Financial Holding Company	1,443,800	226,134
Wei Chih Steel Industrial Company, Ltd. *	110,000	16,242
Winbond Electronics Corp. *	2,518,000	175,765
Wintek Corp.	801,000	138,305
WUS Printed Circuit Company, Ltd. *	254,000	26,905
Yageo Corp.	1,685,000	185,963
Yang Ming Marine Transport Corp.	1,077,015	381,077
Yeun Chyang Industrial Company, Ltd.	249,336	79,982
Yi Jinn Industrial Company, Ltd. *	219,800	23,820
Yieh Phui Enterprise Company, Ltd.	740,617	196,216
Yosun Industrial Corp.	158,993	55,165
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	848,711	177,097
Yulon Motor Company, Ltd.	665,900	281,862
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	68,850	60,431
Yungtay Engineering Company, Ltd.	317,000	125,249

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zig Sheng Industrial Company, Ltd.	270,179	$30,511
Zippy Technology Corp.	69,300	18,569
		41,181,487
Thailand - 2.09%
Aapico Hitech PCL	192,300	15,614
Adkinson Securities PCL *	2,243,400	32,889
Bangchak Petroleum PCL	150,000	27,065
Bangkok Bank PCL, Foreign Shares	531,900	997,552
Bangkok Bank PCL, NVDR	1,142,800	2,130,205
Bangkok Expressway PCL	300,700	106,818
Bangkok Insurance PCL	2,500	12,616
Bangkok Land PCL *	6,465,300	40,101
Bank of Ayudhya PCL - Foreign Shares	720,000	195,938
Bank of Ayudhya PCL, NVDR	610,000	165,738
Cal-Comp Electronics Thailand PCL	1,014,300	44,038
CH. Karnchang PCL	318,100	19,012
Charoen Pokphand Foods PCL	2,954,000	233,189
CS Loxinfo PCL	213,700	11,989
Delta Electronics Thailand PCL	321,600	94,295
Eastern Water Resources Development &
Management PCL	140,000	10,262
Hana Microelectronics PCL	190,000	45,531
Hemaraj Land & Development PCL	5,223,400	80,994
Jasmine International PCL	3,860,700	43,538
KGI Securities Thailand PCL	1,922,600	35,774
Kiatnakin Finance PCL	282,500	71,680
Krung Thai Bank PCL	4,491,100	417,836
Krungthai Card PCL	126,000	24,866
Loxley PCL *	988,200	29,253
MBK PCL	57,800	76,589
Nakornthai Strip Mill PCL *	7,100,000	22,019
National Finance PCL	793,700	152,161
Padaeng Industry PCL	20,000	5,131
Polyplex PCL	190,000	17,034
Power Line Engineering PCL	246,200	6,663
Pranda Jewelry PCL	214,300	29,967
Precious Shipping PCL	120,000	31,294
PTT Chemical PCL	584,500	502,601
Quality House PCL	3,882,100	85,369
Regional Container Lines PCL	209,100	32,718
Saha-Union PCL	134,800	50,545
Sahaviriya Steel Industries PCL	6,536,000	60,809
Sansiri PCL	1,102,100	50,336
SC Asset Corp. PCL	168,200	23,947
Seamico Securities PCL	421,400	18,771
Shin Satellite PCL *	544,900	36,562
Siam Commercial Bank PCL	368,200	498,269
Siam Industrial Credit PCL	402,200	14,287
Sino Thai Engineering & Construction PCL *	512,900	28,920
Supalai PCL	985,400	42,783
Tata Steel Thailand PCL	2,220,800	41,323
Thai Plastic & Chemical PCL	292,800	88,327
Thai Union Frozen Products PCL	341,400	172,288
Thoresen Thai Agencies PCL	130,600	47,498
Tipco Asphalt PCL	103,300	22,134
Tisco Bank PCL, Foreign	295,100	62,296

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
TMB Bank PCL *	7,318,998	$113,489
TPI Polene PCL *	921,000	65,433
Vanachai Group PCL	672,000	32,208
Vinythai PCL	100,000	9,642
		7,328,206
Turkey - 2.09%
Adana Cimento Sanayii TAS	140,546	28,873
Akcansa Cimento AS	67,302	89,485
Aksa Akrilik Kimya Sanayii AS *	43,831	35,974
Aksigorta AS	144,950	221,871
Alarko Holding AS	117,599	131,579
Anadolu Cam Sanayii AS *	66,575	43,891
Anadolu Isuzu Otomotiv Sanayi AS	7,282	14,451
Anadolu Sigorta AS	187,727	108,984
Arcelik AS	119,568	123,453
Ayen Enerji AS *	20,072	15,807
Aygaz AS *	109,473	126,494
BatiSoke AS	17,732	7,967
Bolu Cimento Sanayii AS	83,405	52,477
Borusan Mannesmann Boru Sanayi AS	13,810	48,316
Bossa Ticaret ve Sanayi Isletmeleri TAS	35,235	46,228
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	831	18,054
Cemtas Celik Makina Sanayi ve Ticaret AS	56,218	25,616
Cimsa Cimento Sanayi ve Ticaret AS	47,945	83,546
Dogan Gazetecilik AS *	26,131	23,719
Dogan Sirketler Grubu Holdings AS *	723,581	533,168
Dogan Yayin Holding AS *	125,716	55,239
Dogus Otomotiv Servis ve Ticaret AS	47,528	52,490
Eczacibasi Ilac Sanayi AS	231,248	127,867
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	10,809
EGE Seramik Sanayi ve Ticaret AS *	26,340	7,079
Eregli Demir ve Celik Fabrikalari TAS	735,863	1,770,839
Ford Otomotiv Sanayi AS	28,857	80,976
Gentas Genel Metal Sanayi ve Ticaret AS	46,226	25,180
Global Yatirim Holding AS *	146,381	23,527
Goldas Kuyumculuk Sanayi AS *	54,847	25,414
Goodyear Lastikleri TAS *	3,921	14,977
GSD Holding AS *	221,249	57,178
Gunes Sigorta AS	31,526	26,176
Hektas Ticaret TAS	57,406	21,419
Hurriyet Gazetecilik AS *	212,666	94,346
Ihlas Holding AS *	55,660	7,874
Izmir Demir Celik Sanayi AS	27,749	26,849
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	106,346	39,816
Kartonsan Karton Sanayi ve Ticaret AS	638	22,308
KOC Holdings AS *	503,279	820,966
Konya Cimento Sanayii AS	977	20,426
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	66,659	53,143
Marmaris Marti Otel Isletmeleri AS *	71,538	16,992
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	13,783
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	15,871
Net Turizm Ticaret ve Sanayi AS *	98,336	32,255

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Nortel Networks Netas Telekomunikasyon AS	5,215	$38,167
Parsan Makina Parcalari Sanayii AS *	24,048	12,373
Pinar Entegre Et ve Un Sanayi AS	36,324	37,455
Pinar Sut Mamulleri Sanayii AS	15,498	24,753
Sanko Pazarlama Ithalat Ihracat AS *	20,076	20,553
Sarkuysan Elektrolitik Bakir AS	47,083	38,906
Sekerbank TAS	144,158	97,762
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	175,810	122,034
Tekstil Bankasi AS *	140,973	43,187
Tofas Turk Otomobil Fabrik AS	35,538	25,880
Trakya Cam Sanayi AS *	255,275	157,548
Turcas Petrolculuk AS	22,205	36,942
Turk Ekonomi Bankasi AS *	39,312	20,191
Turk Sise ve Cam Fabrikalari AS *	416,279	289,145
Turkiye Sinai Kalkinma Bankasi AS *	340,804	184,012
Turkiye Vakiflar Bankasi Tao	961,950	742,897
Ulker Gida Sanayi ve Ticaret AS	91,247	99,783
Usas Ucak Servisi AS *	18,304	10,047
Vestel Elektronik Sanayi ve Tracaret AS *	72,630	39,371
Zorlu Enerji Elektrik Uretim AS *	37,761	49,394
		7,334,152
United States - 1.42%
Aluminum Corp. China, Ltd., ADR	97,450	1,123,599
Blue Square-Israel, Ltd., ADR	3,200	24,160
China Southern Airlines Company, Ltd. *	11,900	76,279
KB Financial Group, Inc. * (a)	134,847	2,749,530
Patni Computer Systems, Ltd., SADR	15,362	89,868
Sterlite Industries India, Ltd.	134,441	662,794
Yanzhou Coal Mining Company, Ltd.	44,421	245,648
		4,971,878
TOTAL COMMON STOCKS (Cost $668,926,745)		$321,610,808

PREFERRED STOCKS - 3.11%
Brazil - 3.11%
Banco Pine SA (j)	18,300	35,242
Banco Sofisa SA (j)	11,700	19,197
Bardella SA Industrias Mecanicas (j)	916	66,843
Companhia de Tecidos Norte de Minas SA *	42,900	72,242
Contax Participacoes SA (j)	10,300	160,107
Duratex SA (j)	14,100	88,827
Fabrica de Produtos Alimenticios Vigor SA *	63,670	145,158
Forjas Taurus SA (j)	11,400	18,754
Klabin SA (j)	473,000	692,359
Marcopolo SA (j)	113,100	180,690
Metalurgica Gerdau SA (j)	336,600	2,964,934
Petroquimica Uniao SA (j)	13,590	90,309
Sao Paulo Alpargatas SA (j)	4,900	87,191
Saraiva SA Livreiros Editores (j)	5,200	38,597
Suzano Papel e Celulose SA *	137,900	738,341
Telemar Norte Leste SA, Series A (j)	100,000	2,512,576
Uniao de Industrias Petroquimicas SA, Series
B (j)	540,210	144,619
Universo Online SA (j)	35,700	106,362

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA,
Series A (j)	273,150	$2,756,327
		10,918,675

TOTAL PREFERRED STOCKS (Cost $18,798,817)		$10,918,675

RIGHTS - 0.00%
Poland - 0.00%
Barlinek SA *	5,475	1,599
TOTAL RIGHTS (Cost $0)		$1,599

SHORT TERM INVESTMENTS - 4.63%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$16,273,373	$16,273,373
TOTAL SHORT TERM INVESTMENTS
(Cost $16,273,373)		$16,273,373

REPURCHASE AGREEMENTS - 3.44%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$12,069,050 on 12/01/2008,
collateralized by $12,070,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at
$12,311,400, including interest)	$12,069,000	$12,069,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,069,000)		$12,069,000
Total Investments (Emerging Markets Value Fund)
(Cost $716,067,935) - 102.73%		$360,873,455
Liabilities in Excess of Other Assets - (2.73)%		(9,592,504)
TOTAL NET ASSETS - 100.00%		$351,280,951

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Banking	15.12%
Financial Services	6.95%
Food & Beverages	5.10%
Holdings Companies/Conglomerates	4.94%
Steel	3.95%

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.66%
Aerospace - 0.30%
Triumph Group, Inc.	1,975	$67,545
Air Travel - 1.29%
Flughafen Wien AG	2,142	84,268
UAL Corp. *	8,168	91,890

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
US Airways Group, Inc. *	18,689	$111,386
		287,544
Apparel & Textiles - 3.39%
Deckers Outdoor Corp. *	2,435	145,223
Gymboree Corp. *	7,725	194,284
Lululemon Athletica, Inc. * (a)	16,175	158,839
True Religion Apparel, Inc. *	10,954	137,911
Warnaco Group, Inc. *	6,810	121,899
		758,156
Banking - 1.99%
Colonial Bancgroup, Inc. (a)	37,915	95,167
Glacier Bancorp, Inc.	5,358	95,265
PrivateBancorp, Inc. (a)	8,165	254,421
		444,853
Biotechnology - 1.93%
Illumina, Inc. * (a)	9,345	205,683
Immucor, Inc. *	9,269	224,959
		430,642
Building Materials & Construction - 1.07%
Carillion PLC	39,050	130,760
Kier Group PLC	7,960	109,175
		239,935
Business Services - 4.02%
FactSet Research Systems, Inc. (a)	8,230	329,200
Parexel International Corp. *	15,740	130,957
Stanley, Inc. *	7,363	234,880
Watson Wyatt Worldwide, Inc., Class A	5,067	204,301
		899,338
Cable & Television - 0.28%
Central European Media Enterprises, Ltd.,
Class A *	4,113	63,217
Colleges & Universities - 0.10%
Corinthian Colleges, Inc. *	1,385	22,271
Commercial Services - 2.56%
HMS Holdings Corp. *	7,295	215,202
Quanta Services, Inc. *	1,400	22,764
Riskmetrics Group, Inc. *	10,125	151,268
Team, Inc. *	6,485	183,007
		572,241
Computers & Business Equipment - 2.68%
Intermec, Inc. *	10,375	137,780
MICROS Systems, Inc. *	11,235	187,063
Sykes Enterprises, Inc. *	14,840	275,282
		600,125
Containers & Glass - 1.76%
Packaging Corp. of America	7,355	109,810
Silgan Holdings, Inc.	6,295	284,786
		394,596
Correctional Facilities - 0.92%
The Geo Group, Inc. *	10,605	204,676

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 2.47%
Alberto-Culver Company	11,925	$256,030
Chattem, Inc. *	4,090	296,811
		552,841
Crude Petroleum & Natural Gas - 3.77%
Arena Resources, Inc. *	6,605	174,834
Carrizo Oil & Gas, Inc. * (a)	9,786	202,570
Concho Resources, Inc. *	5,239	123,588
Dana Petroleum PLC *	7,705	103,626
Goodrich Petroleum Corp. *	2,508	90,464
JKX Oil & Gas PLC	20,650	47,615
Penn Virginia Corp.	3,315	99,549
		842,246
Drugs & Health Care - 0.56%
Abiomed, Inc. * (a)	8,930	125,377
Educational Services - 2.30%
American Public Education, Inc. * (a)	5,005	197,998
Capella Education Company *	5,275	315,761
		513,759
Electrical Equipment - 0.81%
DTS, Inc. *	10,920	180,944
Electrical Utilities - 1.68%
Avista Corp.	21,270	375,841
Financial Services - 1.91%
Affiliated Managers Group, Inc. *	4,030	112,840
GFI Group, Inc.	34,800	131,892
Stifel Financial Corp. *	4,255	183,008
		427,740
Food & Beverages - 1.91%
Flowers Foods, Inc.	7,080	189,603
Hansen Natural Corp. *	4,879	145,150
Sligro Food Group NV	5,017	92,626
		427,379
Healthcare Products - 6.87%
CardioNet, Inc. *	8,840	175,739
Conceptus, Inc. *	8,280	121,716
Masimo Corp. *	5,420	147,912
Natus Medical, Inc. *	10,894	138,463
PSS World Medical, Inc. *	14,730	256,155
Thoratec Corp. *	7,990	199,990
Volcano Corp. *	10,545	172,094
Wright Medical Group, Inc. *	9,400	159,424
Zoll Medical Corp. *	9,260	164,920
		1,536,413
Healthcare Services - 4.49%
Alliance Imaging, Inc. *	17,056	133,378
Amedisys, Inc. * (a)	2,920	113,559
ICON PLC, SADR *	8,340	176,725
Phase Forward, Inc. *	8,535	118,380
Psychiatric Solutions, Inc. *	9,240	233,772
Sun Healthcare Group, Inc. *	22,873	229,187
		1,005,001

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 1.32%
Actuant Corp., Class A	16,489	$295,813
Industrials - 2.78%
Clean Harbors, Inc. *	4,174	263,505
Harsco Corp.	14,215	357,507
		621,012
Insurance - 4.27%
Argo Group International Holdings, Ltd. *	9,540	301,845
Arthur J. Gallagher & Company	5,965	147,932
Tower Group, Inc.	10,400	237,224
Zenith National Insurance Corp.	8,130	268,209
		955,210
International Oil - 0.39%
Parker Drilling Company *	28,425	86,981
Internet Content - 0.46%
Moneysupermarket.com Group PLC	141,487	103,647
Internet Software - 1.10%
Switch & Data Facilities Company, Inc. *	17,835	92,921
Vocus, Inc. *	8,413	152,864
		245,785
Life Sciences - 1.58%
Celera Corp. *	24,710	240,675
Dawson Geophysical Company *	5,458	112,271
		352,946
Liquor - 0.74%
Central European Distribution Corp. *	7,030	166,189
Manufacturing - 4.27%
Aalberts Industries NV	11,940	87,572
Barnes Group, Inc.	11,209	150,089
Kaydon Corp.	6,370	196,514
Mettler-Toledo International, Inc. *	2,816	231,616
Peace Mark Holdings, Ltd.	204,000	0
Snap-on, Inc.	7,230	260,642
ULVAC, Inc. *	2,850	27,893
		954,326
Medical-Hospitals - 1.24%
Genoptix, Inc. *	8,760	277,955
Petroleum Services - 1.72%
Core Laboratories N.V.	845	56,285
GulfMark Offshore, Inc. *	4,162	117,785
Rex Energy Corp. *	22,150	135,115
Superior Energy Services, Inc. *	4,535	76,415
		385,600
Pharmaceuticals - 2.09%
Eurand NV *	20,610	162,407
OSI Pharmaceuticals, Inc. * (a)	4,105	152,706
United Therapeutics Corp. *	2,788	152,866
		467,979
Real Estate - 1.99%
Alexandria Real Estate Equities, Inc., REIT	4,045	179,112
Corporate Office Properties Trust, REIT	6,735	200,097

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Gafisa S.A., SADR	8,160	$65,770
		444,979
Retail Grocery - 1.71%
Spartan Stores, Inc.	16,140	382,841
Retail Trade - 2.63%
Aaron Rents, Inc., Class B	5,725	151,312
American Eagle Outfitters, Inc.	15,395	147,792
Dollar Tree, Inc. *	6,840	289,742
		588,846
Semiconductors - 5.81%
Atmel Corp. *	47,205	132,174
Entegris, Inc. *	19,428	27,005
Intersil Corp., Class A	13,330	120,770
Microsemi Corp. *	11,556	225,227
Monolithic Power Systems, Inc. *	15,990	153,024
Netlogic Microsystems, Inc. *	7,255	135,233
ON Semiconductor Corp. *	43,920	128,246
Pericom Semiconductor Corp. *	5,100	27,591
PMC-Sierra, Inc. *	37,072	148,659
Verigy, Ltd. *	21,920	201,883
		1,299,812
Software - 8.54%
AsiaInfo Holdings, Inc. *	12,787	141,041
Blackboard, Inc. *	6,595	162,435
JDA Software Group, Inc. *	20,770	273,749
MedAssets, Inc. *	12,376	157,175
Nuance Communications, Inc. *	19,525	179,239
Omniture, Inc. * (a)	12,175	121,019
Progress Software Corp. *	13,120	279,194
Quest Software, Inc. *	19,195	256,253
Solera Holdings, Inc. *	14,770	289,049
VeriFone Holdings, Inc. * (a)	12,655	52,012
		1,911,166
Telecommunications Equipment &
Services - 3.49%
Centennial Communications Corp., Class A *	36,920	285,392
Comtech Telecommunications Corp. *	5,165	244,976
NTELOS Holdings Corp.	11,262	250,129
		780,497
Transportation - 0.67%
Atlas Air Worldwide Holdings, Inc. *	9,762	149,359
Trucking & Freight - 1.80%
Forward Air Corp.	9,500	219,640
Landstar Systems, Inc.	5,710	183,519
		403,159
TOTAL COMMON STOCKS (Cost $28,141,276)		$21,846,782

SHORT TERM INVESTMENTS - 6.12%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$1,368,483	$1,368,483
TOTAL SHORT TERM INVESTMENTS
(Cost $1,368,483)		$1,368,483

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.13%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$254,001 on 12/01/2008,
collateralized by $260,000 Federal
Home Loan Mortgage Corp., 0%
due 03/31/2009 (valued at
$259,350, including interest)	$254,000	$254,000
TOTAL REPURCHASE AGREEMENTS
(Cost $254,000)		$254,000
Total Investments (Emerging Small Company Fund)
(Cost $29,763,759) - 104.91%		$23,469,265
Liabilities in Excess of Other Assets - (4.91)%		(1,098,048)
TOTAL NET ASSETS - 100.00%		$22,371,217

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.24%
Aerospace - 0.81%
Boeing Company	117,300	$5,000,499
Aluminum - 0.37%
Alcoa, Inc. (a)	213,300	2,295,108
Auto Parts - 0.68%
Genuine Parts Company	107,250	4,198,838
Automobiles - 0.14%
Ford Motor Company *	315,900	849,771
Banking - 4.99%
Allied Irish Banks PLC - London Exchange	376,700	1,297,520
Bank of America Corp.	300,470	4,882,638
Fifth Third Bancorp	321,662	3,075,089
KeyCorp	298,900	2,803,682
Marshall & Ilsley Corp. (a)	85,800	1,325,610
National City Corp.	340,500	684,405
SunTrust Banks, Inc.	214,400	6,802,912
U.S. Bancorp	364,500	9,834,210
		30,706,066
Biotechnology - 1.26%
Amgen, Inc. *	139,200	7,731,168
Broadcasting - 0.15%
CBS Corp., Class B	135,200	900,432
Building Materials & Construction - 0.55%
Masco Corp.	352,500	3,376,950
Business Services - 1.37%
Computer Sciences Corp. *	126,200	3,515,932
H & R Block, Inc.	256,900	4,914,497
		8,430,429
Cable & Television - 0.41%
Cablevision Systems Corp., Class A	171,600	2,515,656
Chemicals - 0.78%
E.I. Du Pont de Nemours & Company	192,000	4,811,520

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal - 0.31%
CONSOL Energy, Inc.	65,200	$1,888,844
Computers & Business Equipment - 0.90%
Cisco Systems, Inc. *	117,900	1,950,066
Dell, Inc. *	321,700	3,593,389
		5,543,455
Construction Materials - 1.14%
USG Corp. * (a)	127,800	1,207,710
Vulcan Materials Company (a)	96,500	5,788,070
		6,995,780
Cosmetics & Toiletries - 1.70%
Colgate-Palmolive Company	21,000	1,366,470
International Flavors & Fragrances, Inc.	139,400	4,257,276
Kimberly-Clark Corp.	84,000	4,854,360
		10,478,106
Crude Petroleum & Natural Gas - 0.95%
Sunoco, Inc.	146,300	5,813,962
Drugs & Health Care - 1.19%
Wyeth	203,700	7,335,237
Electrical Equipment - 0.37%
Cooper Industries, Ltd., Class A	94,200	2,273,988
Electrical Utilities - 3.49%
Entergy Corp.	51,500	4,382,650
FirstEnergy Corp.	63,975	3,747,655
PG&E Corp.	106,600	4,055,064
Pinnacle West Capital Corp.	107,200	3,258,880
Teco Energy, Inc.	91,700	1,192,100
Xcel Energy, Inc.	257,300	4,839,813
		21,476,162
Electronics - 0.50%
Harman International Industries, Inc.	77,100	1,160,355
Tyco Electronics, Ltd.	117,700	1,939,696
		3,100,051
Energy - 1.75%
Duke Energy Corp.	300,200	4,671,112
NRG Energy, Inc. *	42,000	994,980
Progress Energy, Inc.	128,700	5,108,103
		10,774,195
Financial Services - 11.72%
American Express Company	266,900	6,221,439
Bank of New York Mellon Corp.	274,500	8,292,645
Capital One Financial Corp.	153,600	5,285,376
Citigroup, Inc.	245,296	2,033,504
Goldman Sachs Group, Inc.	58,700	4,636,713
Janus Capital Group, Inc.	112,600	917,690
JPMorgan Chase & Company	621,914	19,689,797
Legg Mason, Inc.	41,700	751,434
Merrill Lynch & Company, Inc.	297,415	3,931,826
Merrill Lynch & Company, Inc. *	136,984	1,629,836
SLM Corp. *	418,700	3,856,227
UBS AG *	247,160	3,148,818
Wells Fargo & Company	405,200	11,706,228
		72,101,533

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 3.03%
Hershey Company (a)	300,200	$10,807,200
Kraft Foods, Inc., Class A	193,000	5,251,530
McCormick & Company, Inc.	85,800	2,554,266
		18,612,996
Forest Products - 0.33%
Weyerhaeuser Company	53,600	2,016,432
Gas & Pipeline Utilities - 1.30%
NiSource, Inc.	448,000	5,398,400
Spectra Energy Corp.	159,900	2,599,974
		7,998,374
Healthcare Products - 1.02%
Johnson & Johnson	107,200	6,279,776
Healthcare Services - 0.43%
WellPoint, Inc. *	74,600	2,655,760
Homebuilders - 0.14%
D.R. Horton, Inc.	126,000	865,620
Hotels & Restaurants - 0.35%
Marriott International, Inc., Class A	128,700	2,160,873
Household Appliances - 1.05%
Black & Decker Corp.	52,600	2,232,344
Whirlpool Corp. (a)	107,200	4,221,536
		6,453,880
Household Products - 1.84%
Fortune Brands, Inc.	193,300	7,306,740
Newell Rubbermaid, Inc.	298,600	3,989,296
		11,296,036
Industrial Machinery - 0.67%
Deere & Company	118,300	4,118,023
Insurance - 3.66%
Chubb Corp.	64,000	3,287,040
Hartford Financial Services Group, Inc.	23,500	198,575
Lincoln National Corp.	196,498	2,697,917
Marsh & McLennan Companies, Inc.	364,500	9,294,750
Progressive Corp.	189,300	2,843,286
The Travelers Companies, Inc.	96,449	4,209,999
		22,531,567
International Oil - 12.03%
Anadarko Petroleum Corp.	128,200	5,262,610
BP PLC, SADR	160,792	7,828,962
Chevron Corp.	257,360	20,334,014
Exxon Mobil Corp.	257,324	20,624,519
Murphy Oil Corp.	154,400	6,801,320
Royal Dutch Shell PLC, ADR	246,600	13,180,770
		74,032,195
Internet Content - 0.56%
Yahoo!, Inc. *	300,200	3,455,302
Internet Retail - 0.39%
eBay, Inc. *	180,200	2,366,026
Leisure Time - 1.30%
MGM Mirage, Inc. * (a)	166,700	1,997,066

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Walt Disney Company	266,500	$6,001,580
		7,998,646
Manufacturing - 7.28%
3M Company	160,800	10,762,344
Eaton Corp.	44,200	2,048,228
General Electric Company	1,093,600	18,777,112
Harley-Davidson, Inc.	139,400	2,371,194
Honeywell International, Inc.	139,400	3,883,684
Illinois Tool Works, Inc.	203,700	6,950,244
		44,792,806
Multimedia - 0.96%
Time Warner, Inc.	650,500	5,887,025
Office Furnishings & Supplies - 0.77%
Avery Dennison Corp.	152,900	4,755,190
Paper - 1.32%
International Paper Company	415,825	5,177,021
MeadWestvaco Corp.	186,500	2,174,590
WPP PLC	136,800	763,693
		8,115,304
Petroleum Services - 0.77%
BJ Services Company	106,600	1,278,134
Schlumberger, Ltd.	68,600	3,480,764
		4,758,898
Pharmaceuticals - 4.80%
Abbott Laboratories	63,900	3,347,721
Bristol-Myers Squibb Company	277,300	5,740,110
Eli Lilly & Company	170,800	5,832,820
Merck & Company, Inc.	257,300	6,875,056
Pfizer, Inc.	471,800	7,751,674
		29,547,381
Photography - 0.18%
Eastman Kodak Company (a)	149,900	1,134,743
Publishing - 1.49%
Gannett Company, Inc. (a)	93,900	817,869
McGraw-Hill Companies, Inc.	245,300	6,132,500
The New York Times Company, Class A (a)	294,500	2,220,530
		9,170,899
Retail Grocery - 0.12%
Whole Foods Market, Inc. (a)	67,700	716,266
Retail Trade - 2.94%
Bed Bath & Beyond, Inc. *	254,600	5,165,834
Home Depot, Inc.	418,200	9,664,602
Macy's, Inc.	148,700	1,103,354
Tiffany & Company	110,300	2,182,837
		18,116,627
Semiconductors - 1.35%
Analog Devices, Inc.	214,400	3,666,240
Applied Materials, Inc.	180,700	1,731,106
Intel Corp.	212,200	2,928,360
		8,325,706

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.28%
Microsoft Corp.	390,000	$7,885,800
Steel - 0.91%
Nucor Corp.	156,500	5,583,920
Telecommunications Equipment &
Services - 0.50%
Alcatel-Lucent, SADR *	500,000	1,070,000
Vodafone Group PLC	1,029,300	2,018,931
		3,088,931
Telephone - 4.35%
AT&T, Inc.	514,673	14,699,061
Qwest Communications International, Inc. (a)	1,051,900	3,366,080
Sprint Nextel Corp.	500,000	1,395,000
Verizon Communications, Inc.	224,052	7,315,298
		26,775,439
Toys, Amusements & Sporting Goods - 0.59%
Mattel, Inc. *	266,600	3,644,422
Trucking & Freight - 1.00%
United Parcel Service, Inc., Class B	107,200	6,174,720
TOTAL COMMON STOCKS (Cost $834,926,313)		$579,913,333

PREFERRED STOCKS - 0.04%
Financial Services - 0.04%
Federal National Mortgage Association,
Series 08-1 *	129,100	237,544
TOTAL PREFERRED STOCKS (Cost $5,630,239)		$237,544

CONVERTIBLE BONDS - 0.05%
Automobiles - 0.05%
Ford Motor Company
4.25% due 12/15/2036	1,043,000	327,015
TOTAL CONVERTIBLE BONDS (Cost $1,043,000)		$327,015

SHORT TERM INVESTMENTS - 5.89%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$21,981,925	$21,981,925
T. Rowe Price Reserve Investment Fund,
2.7528%	14,288,394	14,285,338
TOTAL SHORT TERM INVESTMENTS
(Cost $36,267,263)		$36,267,263

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.31%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$1,900,008 on 12/01/2008,
collateralized by $1,815,000
Federal National Mortgage
Association, 5.00% due
03/15/2016 (valued at $1,939,781,
including interest)	$1,900,000	$1,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,900,000)		$1,900,000
Total Investments (Equity-Income Fund)
(Cost $879,766,815) - 100.53%		$618,645,155
Liabilities in Excess of Other Assets - (0.53)%		(3,278,452)
TOTAL NET ASSETS - 100.00%		$615,366,703

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.60%
Agriculture - 0.46%
Monsanto Company	57,000	$4,514,400
Automobiles - 0.27%
PACCAR, Inc.	95,800	2,669,946
Banking - 0.21%
Wachovia Corp.	369,630	2,077,321
Broadcasting - 2.37%
Grupo Televisa SA, SADR	663,339	9,857,218
Liberty Media Corp. - Entertainment, Series A *	166,688	1,978,587
News Corp., Class A	1,427,515	11,277,368
		23,113,173
Business Services - 3.61%
Dun & Bradstreet Corp.	25,405	2,032,400
H & R Block, Inc.	627,587	12,005,739
Iron Mountain, Inc. *	677,694	14,726,291
Moody's Corp.	296,684	6,441,010
		35,205,440
Cable & Television - 2.37%
Comcast Corp., Special Class A	1,379,100	23,127,507
Coal - 0.35%
China Coal Energy Company, Series H	5,588,652	3,407,534
Computers & Business Equipment - 2.09%
Cisco Systems, Inc. *	299,857	4,959,635
Dell, Inc. *	301,645	3,369,374
Hewlett-Packard Company (a)	342,110	12,069,641
		20,398,650
Construction Materials - 1.51%
Martin Marietta Materials, Inc. (a)	80,838	7,084,642
Vulcan Materials Company (a)	128,221	7,690,696
		14,775,338

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass - 1.60%
Sealed Air Corp.	984,256	$15,580,772
Cosmetics & Toiletries - 1.88%
Avon Products, Inc.	136,730	2,885,003
Procter & Gamble Company	239,616	15,419,290
		18,304,293
Crude Petroleum & Natural Gas - 10.68%
Devon Energy Corp.	467,004	33,783,069
EOG Resources, Inc. (a)	411,777	35,009,281
Occidental Petroleum Corp.	638,355	34,560,540
OGX Petroleo e Gas Participacoes SA *	5,200	864,440
		104,217,330
Electrical Utilities - 0.23%
AES Corp. *	289,700	2,227,793
Electronics - 1.40%
Agilent Technologies, Inc. *	451,530	8,502,310
Garmin, Ltd. (a)	67,800	1,158,024
Tyco Electronics, Ltd.	243,973	4,020,675
		13,681,009
Financial Services - 15.41%
American Express Company	1,139,270	26,556,384
Ameriprise Financial, Inc.	231,317	4,270,112
Bank of New York Mellon Corp.	633,745	19,145,436
Brookfield Asset Management, Inc.	289,000	4,181,830
Citigroup, Inc.	323,023	2,677,861
Discover Financial Services	82,219	841,100
E*TRADE Financial Corp. * (a)	110,881	149,689
Goldman Sachs Group, Inc.	43,940	3,470,821
JPMorgan Chase & Company	1,289,643	40,830,097
Merrill Lynch & Company, Inc.	389,651	5,151,186
Morgan Stanley	51,842	764,670
State Street Corp.	38,275	1,611,760
Visa, Inc.	42,110	2,213,302
Wells Fargo & Company	1,333,188	38,515,801
		150,380,049
Food & Beverages - 1.61%
Diageo PLC, SADR	239,798	13,517,413
Hershey Company (a)	62,099	2,235,564
		15,752,977
Forest Products - 0.29%
Sino-Forest Corp. *	491,550	2,869,555
Gas & Pipeline Utilities - 0.69%
Transocean, Inc. *	99,928	6,683,185
Healthcare Products - 0.55%
Johnson & Johnson	91,000	5,330,780
Healthcare Services - 2.51%
Cardinal Health, Inc.	230,669	7,501,356
Express Scripts, Inc. *	162,060	9,320,071
UnitedHealth Group, Inc.	364,120	7,650,161
		24,471,588
Holdings Companies/Conglomerates - 6.57%
Berkshire Hathaway, Inc., Class A *	553	57,512,000

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
China Merchants Holdings International
Company, Ltd.	3,423,531	$6,558,189
		64,070,189
Household Products - 0.11%
Hunter Douglas NV	46,643	1,070,893
Industrials - 0.14%
Cosco Pacific, Ltd.	1,879,926	1,393,570
Insurance - 6.70%
American International Group, Inc.	1,281,998	2,576,816
Loews Corp.	800,862	21,935,610
Markel Corp. *	3,265	1,005,620
MBIA, Inc. (a)	75,700	442,845
NIPPONKOA Insurance Company, Ltd.	918,665	5,835,945
Principal Financial Group, Inc.	96,830	1,337,222
Progressive Corp.	1,290,834	19,388,327
Sun Life Financial, Inc.	57,195	1,154,767
Tokio Marine Holdings, Inc.	126,284	3,056,342
Transatlantic Holdings, Inc.	218,505	8,661,538
		65,395,032
International Oil - 5.45%
Canadian Natural Resources, Ltd. (a)	310,613	12,843,848
ConocoPhillips	767,672	40,318,133
		53,161,981
Internet Content - 0.56%
Google, Inc., Class A *	18,496	5,418,588
Internet Retail - 0.54%
Amazon.com, Inc. *	69,955	2,987,078
eBay, Inc. *	121,100	1,590,043
Liberty Media Holding Corp.-Interactive A *	254,336	668,904
		5,246,025
Liquor - 0.78%
Heineken Holding NV	293,728	7,631,734
Manufacturing - 1.75%
ABB, Ltd., SADR	105,460	1,363,598
Harley-Davidson, Inc.	399,672	6,798,421
Siemens AG	64,100	3,833,334
Tyco International, Ltd.	244,217	5,104,135
		17,099,488
Mining - 0.50%
BHP Billiton PLC	179,002	3,239,096
Rio Tinto PLC	63,937	1,590,326
		4,829,422
Multimedia - 0.05%
WPP PLC, ADR	16,751	464,338
Pharmaceuticals - 1.13%
Schering-Plough Corp.	657,200	11,047,532
Real Estate - 0.50%
Hang Lung Group, Ltd.	1,456,509	4,856,071
Retail Grocery - 0.11%
Whole Foods Market, Inc. (a)	101,200	1,070,696

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 7.83%
Bed Bath & Beyond, Inc. *	316,303	$6,417,788
CarMax, Inc. *	347,708	2,646,058
Costco Wholesale Corp.	850,323	43,766,125
CVS Caremark Corp.	598,620	17,318,076
Lowe's Companies, Inc.	272,836	5,636,792
Sears Holdings Corp. * (a)	16,662	603,997
		76,388,836
Semiconductors - 1.50%
Texas Instruments, Inc.	937,053	14,589,915
Shipbuilding - 0.22%
China Shipping Development Company, Ltd.,
Class H	2,579,063	2,159,575
Software - 1.85%
Microsoft Corp.	891,629	18,028,738
Telephone - 0.28%
Sprint Nextel Corp.	995,128	2,776,407
Tobacco - 3.92%
Altria Group, Inc.	642,420	10,330,114
Philip Morris International, Inc.	661,220	27,877,035
		38,207,149
Trucking & Freight - 1.02%
Kuehne & Nagel International AG	74,316	4,535,009
United Parcel Service, Inc., Class B	94,871	5,464,570
		9,999,579

TOTAL COMMON STOCKS (Cost $1,280,192,378)		$893,694,398

CONVERTIBLE BONDS - 0.12%
Forest Products - 0.12%
Sino-Forest Corp.
5.00% due 08/01/2013 (h)	2,257,900	1,222,088
TOTAL CONVERTIBLE BONDS (Cost $2,239,049)		$1,222,088

SHORT TERM INVESTMENTS - 11.53%
Intesa Funding LLC
0.90% due 12/03/2008	$37,527,000	$37,525,124
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	34,854,860	34,854,860
UBS Finance Delaware LLC
0.50% due 12/01/2008	40,073,000	40,073,000
TOTAL SHORT TERM INVESTMENTS
(Cost $112,452,984)		$112,452,984
Total Investments (Fundamental Value Fund)
(Cost $1,394,884,411) - 103.25%		$1,007,369,470
Liabilities in Excess of Other Assets - (3.25)%		(31,733,673)
TOTAL NET ASSETS - 100.00%		$975,635,797

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.63%
Federal Home Loan Bank - 1.11%
3.654% due 10/23/2009 (b)		$5,700,000	$5,697,178
Federal Home Loan Mortgage Corp. - 4.24%
4.00% due 03/01/2010		836,921	835,534
4.50% due 02/01/2010		384,846	385,984
5.00% TBA **		4,900,000	4,926,029
5.50% TBA **		1,500,000	1,519,687
6.00% TBA **		13,700,000	13,995,399
			21,662,633
Federal National Mortgage
Association - 26.36%
3.6088% due 03/25/2044 (b)		536,892	513,957
3.864% due 11/01/2042 to 10/01/2044 (b)		3,909,385	3,848,451
4.609% due 11/01/2035 (b)		668,278	665,676
5.00% TBA **		56,500,000	56,802,617
5.145% due 09/01/2035 (b)		354,321	353,562
5.188% due 07/01/2035 (b)		362,305	362,426
5.50% TBA **		65,100,000	66,092,141
6.50% TBA **		6,000,000	6,155,390
			134,794,220

Government National Mortgage
Association - 13.92%
6.00% due 09/20/2038		4,882,967	4,992,261
6.00% TBA **		13,600,000	13,881,899
6.50% due 07/15/2038 to 10/20/2038		2,992,687	3,068,975
6.50% TBA **		48,000,000	49,203,749
			71,146,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $230,812,195)			$233,300,915

FOREIGN GOVERNMENT OBLIGATIONS - 55.89%
Canada - 1.42%
Province of Quebec, Canada
5.00% due 12/01/2038	CAD	3,700,000	2,860,027
5.75% due 12/01/2036		2,800,000	2,501,881
9.00% due 06/01/2025		1,400,000	1,806,555
Province of Ontario
6.20% due 06/02/2031		100,000	90,214
			7,258,677

France - 0.57%
Government of France
4.00% due 10/25/2038	EUR	1,600,000	2,059,226
4.75% due 04/25/2035		600,000	856,794
			2,916,020

Germany - 10.18%
Federal Republic of Germany
4.00% due 01/04/2037		600,000	795,437
4.00% due 07/04/2016		300,000	402,898
4.00% due 10/11/2013		2,100,000	2,826,851
4.25% due 07/04/2039		13,000,000	17,986,131
4.75% due 07/04/2034		1,800,000	2,598,741
6.25% due 01/04/2030		4,400,000	7,340,097
6.50% due 07/04/2027		11,900,000	20,120,896
			52,071,051

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Ireland - 1.35%
Republic of Ireland
4.40% due 06/18/2019	EUR	5,400,000	$6,885,396
Italy - 1.54%
Republic of Italy
4.25% due 08/01/2014		6,100,000	7,861,803
Japan - 37.16%
Government of Japan
0.90% due 12/20/2012	JPY	2,690,000,000	28,231,602
1.00% due 06/10/2016		681,120,000	5,989,466
1.10% due 12/10/2016		3,023,750,000	26,684,428
1.10% due 09/20/2012		3,560,000,000	37,689,363
1.20% due 03/10/2017		164,800,000	1,463,145
1.20% due 06/10/2017		2,272,600,000	20,038,925
1.20% due 03/20/2012		740,000,000	7,853,888
1.20% due 12/10/2017		297,270,000	2,617,792
1.30% due 03/20/2018		530,000,000	5,540,732
1.50% due 12/20/2017		1,890,000,000	20,169,525
2.40% due 03/20/2034		600,000,000	6,509,463
2.50% due 09/20/2035		540,000,000	5,985,570
2.50% due 06/20/2036		1,780,000,000	19,698,344
2.50% due 03/20/2036		140,000,000	1,549,050
			190,021,293

Netherlands - 0.53%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	2,100,000	2,714,660
United Kingdom - 3.14%
Government of United Kingdom
4.25% due 03/07/2036	GBP	2,000,000	3,061,136
4.25% due 06/07/2032		6,700,000	10,011,112
4.50% due 12/07/2042		1,400,000	2,281,888
4.75% due 12/07/2038		400,000	680,943
			16,035,079

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $275,883,185)			$285,763,979

CORPORATE BONDS - 46.41%
Australia - 0.34%
National Australia Bank, Ltd., EMTN
3.2525% due 06/19/2017 (b)		$1,700,000	1,320,621
3.9987% due 06/29/2016 (b)		500,000	401,029
			1,721,650

British Virgin Islands - 0.08%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(h)		800,000	390,536
Canada - 2.26%
Alcan, Inc.
6.45% due 03/15/2011		700,000	677,100
Canadian Imperial Bank of Commerce, Series E,
MTN
5.25% due 09/16/2010	EUR	3,000,000	3,872,559
Citigroup Finance Canada, Inc., MTN
5.50% due 05/21/2013	CAD	300,000	212,182
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009		700,000	552,019

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada (continued)
Falconbridge, Ltd.
7.35% due 06/05/2012		$3,000,000	$2,872,719
Master Credit Card Trust, Series 06-1
4.38% due 11/21/2009	CAD	1,600,000	1,296,616
Toronto-Dominion Bank, EMTN
5.375% due 05/14/2015	EUR	1,700,000	2,045,334
			11,528,529

Cayman Islands - 2.35%
Foundation Re II, Ltd.
8.8988% due 11/26/2010 (b)(h)		$400,000	384,840
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		1,700,000	1,233,401
Mizuho Finance, Ltd.
1.835% due 09/28/2049 (b)	JPY	200,000,000	2,088,756
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$2,500,000	2,253,350
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	1,984,838
Residential Reinsurance 2007, Ltd., Series CL4
8.8106% due 06/07/2010 (b)(h)		$1,900,000	1,827,610
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)		1,700,000	1,213,357
STB Finance Cayman, Ltd.
1.6963% due 08/12/2049 (b)	JPY	100,000,000	1,043,207
			12,029,359

Denmark - 0.00%
Nykredit Realkredit AS, Series IOH
5.00% due 10/01/2038 (b)	DKK	3	1
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		71	11
			12

France - 1.90%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	1,700,000	2,225,379
CM-CIC Covered Bonds, EMTN
5.25% due 06/09/2010		1,600,000	2,066,503
Lafarge SA
6.50% due 07/15/2016		$2,000,000	1,442,482
Vivendi
5.75% due 04/04/2013 (h)		4,300,000	3,987,519
			9,721,883

Germany - 0.79%
Deutsche Bank AG
4.875% due 05/20/2013		2,500,000	2,396,225
6.00% due 09/01/2017		1,700,000	1,631,713
			4,027,938

Ireland - 0.26%
Osiris Capital PLC, Series D
9.7525% due 01/15/2010 (b)(h)		500,000	488,550
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (h)		1,500,000	855,000
			1,343,550

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Italy - 0.13%
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	450,000	$668,879
Japan - 1.34%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	600,000	710,862
Mizuho Trust & Banking Company
2.8813% due 04/27/2009	JPY	100,000,000	1,051,843
Sumitomo Mitsui Banking Corp., Series E, MTN
1.7713% due 12/31/2049 (b)		100,000,000	1,003,647
1.8162% due 12/31/2049 (b)		100,000,000	1,048,917
1.8438% due 12/01/2049 (b)		300,000,000	3,011,301
			6,826,570

Luxembourg - 0.71%
Gaz Capital SA
7.343% due 04/11/2013 (h)		$1,000,000	790,000
8.146% due 04/11/2018 (h)		700,000	448,000
Telecom Italia Capital SA
3.6725% due 02/01/2011 (b)		3,000,000	2,416,209
			3,654,209

Netherlands - 0.09%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030		500,000	473,116
Norway - 0.43%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	1,700,000	2,198,770
South Korea - 0.24%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,100,000	1,232,806
Spain - 1.89%
Bankinter SA, Series E, MTN
5.00% due 05/14/2010		3,600,000	4,634,493
Caja de Ahorros y Monte de Piedad de Madrid, SA
4.25% due 02/21/2014		2,700,000	3,465,064
Santander US Debt SA Unipersonal
2.8738% due 11/20/2009 (b)(h)		$1,600,000	1,576,086
			9,675,643

Switzerland - 0.83%
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		5,000,000	4,242,215
United Kingdom - 1.66%
Barclays Bank PLC
6.05% due 12/04/2017 (h)		1,200,000	1,023,600
7.70% due 12/31/2049 (b)(h)		1,000,000	761,840
8.25% due 02/28/2049	GBP	600,000	800,727
Barclays Bank PLC, EMTN
6.00% due 01/23/2018	EUR	600,000	722,538
HBOS Treasury Services PLC, MTN
4.59% due 07/17/2009 (b)(h)		$200,000	199,641
HSBC Holdings PLC
6.50% due 05/02/2036		2,000,000	1,680,008
Pearson Dollar Finance Two PLC
6.25% due 05/06/2018 (h)		1,000,000	872,783
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	3,500,000	2,001,081

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
XL Capital Finance PLC
6.50% due 01/15/2012		$600,000	$424,774
			8,486,992

United States - 31.11%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	267,373
Alcoa, Inc.
6.00% due 01/15/2012		1,900,000	1,769,875
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		1,800,000	1,700,080
American Electric Power Company, Inc.
5.25% due 06/01/2015		2,000,000	1,751,910
American Express Bank FSB
5.50% due 04/16/2013		3,700,000	3,279,536
American Express Bank FSB, BKNT
1.6888% due 06/12/2012 (b)		900,000	738,442
American Express Company
7.00% due 03/19/2018		4,500,000	4,004,819
American Express Credit Corp., MTN
1.5375% due 05/18/2009 (b)		1,400,000	1,318,948
4.6588% due 05/27/2010 (b)		700,000	608,958
5.875% due 05/02/2013		1,200,000	1,078,873
American General Finance Corp.
6.90% due 12/15/2017		2,000,000	795,000
American International Group, Inc.
8.00% due 05/22/2038 (b)	EUR	1,150,000	392,094
8.175% due 05/15/2058 (b)(h)		$3,600,000	1,215,000
8.25% due 08/15/2018 (h)		1,800,000	1,200,956
American International Group, Inc., MTN
5.85% due 01/16/2018		2,200,000	1,306,411
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	279,510
Amgen, Inc.
6.15% due 06/01/2018		$3,000,000	2,966,088
Autozone, Inc.
5.875% due 10/15/2012		500,000	449,838
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 (h)		700,000	707,413
Bank of America Corp.
8.125% due 12/29/2049 (b)		4,400,000	3,091,968
Bank of America Corp., Series E, MTN
4.625% due 02/07/2017	EUR	1,500,000	1,496,263
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		$3,100,000	3,121,071
7.25% due 02/01/2018		4,400,000	4,436,964
BellSouth Corp.
5.20% due 09/15/2014		600,000	538,362
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	612,500
Capital One Financial Corp., MTN
5.70% due 09/15/2011		600,000	507,453
Charter One Bank NA, BKNT
3.585% due 04/24/2009 (b)		3,250,000	3,193,424
Citigroup Funding, Inc., MTN
1.3987% due 04/23/2009 (b)		300,000	295,386
Citigroup, Inc.
5.50% due 04/11/2013		3,400,000	3,094,255
6.00% due 08/15/2017		1,900,000	1,725,057

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. (continued)
6.125% due 11/21/2017		$6,600,000	$6,032,638
6.125% due 05/15/2018		8,300,000	7,515,111
8.40% due 04/29/2049 (b)		4,300,000	2,537,000
Clorox Company
5.45% due 10/15/2012		2,000,000	1,952,264
CNA Financial Corp.
6.00% due 08/15/2011		1,000,000	854,254
Consumers Energy Company
5.00% due 02/15/2012		900,000	870,214
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	690,413
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	624,000
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		300,000	240,983
FPL Group Capital, Inc.
3.6962% due 06/17/2011 (b)		1,200,000	1,212,065
General Electric Capital Corp.
5.875% due 01/14/2038		5,000,000	4,093,360
6.375% due 11/15/2067 (b)		1,000,000	639,711
General Electric Capital Corp., MTN
3.0531% due 05/22/2013 (b)		1,900,000	1,637,473
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		1,900,000	1,831,286
Goldman Sachs Group, Inc.
5.25% due 06/01/2016	CAD	1,500,000	954,850
5.95% due 01/18/2018		$1,300,000	1,049,443
6.15% due 04/01/2018		2,000,000	1,631,798
7.25% due 04/10/2028	GBP	300,000	396,348
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	700,000	791,255
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)		$600,000	589,944
Home Depot, Inc.
5.40% due 03/01/2016		1,000,000	798,303
HSBC Finance Corp.
5.25% due 01/15/2014		1,700,000	1,549,098
Intuit, Inc.
5.75% due 03/15/2017		2,000,000	1,437,380
J.C. Penney Company, Inc.
8.00% due 03/01/2010		700,000	633,783
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	548,726
JPMorgan Chase & Company
6.00% due 01/15/2018		5,400,000	5,211,929
6.40% due 05/15/2038		1,900,000	1,862,921
JPMorgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	700,000	522,912
JPMorgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	500,000	466,785
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		$900,000	652,000
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		2,500,000	1,864,010
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^		3,600,000	360,000
6.875% due 05/02/2018 ^		4,200,000	420,000

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Loews Corp.
5.25% due 03/15/2016	$200,000	$171,462
Masco Corp.
6.125% due 10/03/2016	700,000	502,967
McKesson Corp.
5.70% due 03/01/2017	600,000	525,668
Merrill Lynch & Company, Inc., MTN
2.2225% due 08/14/2009 (b)	300,000	284,007
4.485% due 05/12/2010 (b)	5,500,000	5,091,746
6.875% due 04/25/2018	4,000,000	3,781,364
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)	3,500,000	3,140,659
Morgan Stanley
4.9525% due 10/18/2016 (b)	600,000	414,450
6.25% due 08/28/2017	300,000	245,397
Morgan Stanley, MTN
6.00% due 04/28/2015	9,400,000	7,754,831
Motorola, Inc.
6.00% due 11/15/2017	700,000	486,285
Nabors Industries, Inc.
6.15% due 02/15/2018	2,000,000	1,731,430
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	600,000	550,237
Newell Rubbermaid, Inc.
4.00% due 05/01/2010	600,000	576,216
Nisource Finance Corp.
5.40% due 07/15/2014	200,000	155,265
Norfolk Southern Corp.
5.257% due 09/17/2014	2,000,000	1,831,892
Pricoa Global Funding I
3.565% due 01/30/2012 (b)(h)	3,000,000	2,253,042
3.6063% due 06/26/2012 (b)(h)	2,900,000	2,102,442
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	2,000,000	1,416,716
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)(h)	1,700,000	1,114,925
Reynolds American, Inc.
3.5187% due 06/15/2011 (b)	800,000	643,854
Sabre Holdings Corp.
7.35% due 08/01/2011	700,000	229,250
Sara Lee Corp.
6.25% due 09/15/2011	500,000	487,060
Sealed Air Corp.
5.625% due 07/15/2013 (h)	700,000	699,248
Simon Property Group LP
6.10% due 05/01/2016	1,000,000	688,040
Southwest Airlines Company
5.125% due 03/01/2017	500,000	372,149
Sprint Capital Corp.
8.75% due 03/15/2032	200,000	104,000
Sprint Nextel Corp.
6.00% due 12/01/2016	1,000,000	555,000
State Street Capital Trust IV
3.8188% due 06/01/2067 (b)	1,800,000	1,010,880
Supervalu, Inc.
7.50% due 11/15/2014	100,000	78,000
Target Corp.
7.00% due 01/15/2038	2,100,000	1,660,163

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)		$300,000	$234,327
Verizon Communications, Inc.
4.35% due 02/15/2013		4,000,000	3,608,540
Viacom, Inc.
5.75% due 04/30/2011		600,000	546,745
Virginia Electric & Power Company
6.35% due 11/30/2037		100,000	86,763
Wachovia Corp., MTN
5.50% due 05/01/2013		4,200,000	3,980,214
WEA Finance LLC
7.125% due 04/15/2018 (h)		2,000,000	1,366,588
Wells Fargo & Company
4.375% due 01/31/2013		1,900,000	1,813,856
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049		2,000,000	1,622,462
WM Covered Bond Program, Series EMTN
3.875% due 09/27/2011	EUR	3,500,000	4,026,571
Xerox Corp.
9.75% due 01/15/2009		$700,000	695,392
			159,056,187

TOTAL CORPORATE BONDS (Cost $289,441,218)			$237,278,844

MUNICIPAL BONDS - 2.03%
California - 1.37%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A
5.00% due 06/01/2038		4,300,000	3,228,440
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		300,000	168,639
State of California
5.00% due 11/01/2037		2,800,000	2,350,600
5.00% due 12/01/2037		1,500,000	1,259,055
			7,006,734

Illinois - 0.44%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040		2,100,000	1,996,890
Chicago Illinois, Series A
4.75% due 01/01/2030		300,000	261,606
			2,258,496

New York - 0.01%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
8.248% due 12/15/2013 (b)		130,000	71,937
Ohio - 0.21%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	1,047,081
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		500,000	17,045
TOTAL MUNICIPAL BONDS (Cost $12,864,041)			$10,401,293

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.87%
Australia - 1.74%
Crusade Global Trust, Series 2004-2, Class A2
4.331% due 11/19/2037 (b)	EUR	1,179,681	$1,390,731
Puma Finance, Ltd., Series 2004-P10, Class BA
5.57% due 07/12/2036 (b)	AUD	593,408	383,946
Puma Finance, Ltd., Series 2005-P11, Class BA
6.225% due 08/22/2037 (b)		522,258	331,818
Superannuation Members Home Loans Global
Fund, Series 2004-7, Class A1
2.9543% due 03/09/2036 (b)		$1,525,606	1,339,760
Swan, Series 2006-1E, Class A1
2.315% due 05/12/2037 (b)		2,197,827	2,135,506
Swan, Series 2006-1E, Class A2
4.975% due 05/12/2037 (b)	AUD	1,978,044	1,263,279
Torrens Trust, Series 2007-1, Class A
5.41% due 09/19/2014 (b)		3,153,132	2,038,228
			8,883,268

Ireland - 0.58%
German Residential Asset Note Distributor PLC,
Series 2006-1, Class A
5.33% due 07/20/2016 (b)	EUR	1,240,708	1,356,487
Immeo Residential Finance PLC, Series 2007-2,
Class A
5.118% due 12/15/2016 (b)		1,350,647	1,606,881
			2,963,368

Italy - 0.14%
Cordusio RMBS SRL, Series 2007-4, Class A1
5.202% due 12/31/2040 (b)		300,000	380,240
IntesaBci Sec 2 SRL, Series 2003-1, Class A2
5.245% due 08/28/2023 (b)		290,880	353,292
			733,532

Netherlands - 0.88%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.689% due 04/18/2009 (b)		597,920	752,624
Delphinus BV, Series 2001-II, Class A1
5.255% due 11/28/2031 (b)		1,031,316	1,249,491
Delphinus BV, Series 2003-I, Class A1
5.201% due 04/25/2093 (b)		1,000,000	1,258,925
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.403% due 11/20/2035 (b)		1,062,309	1,227,863
			4,488,903

Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
5.031% due 10/25/2037 (b)		507,964	470,841
United States - 17.44%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1345% due 09/25/2035 (b)		$171,128	87,250
American Home Mortgage Investment Trust, Series
2007-1, Class GA2
3.4987% due 05/25/2047 (b)		448,761	121,433
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		584,788	404,904

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043	$1,374,389	$1,268,618
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6252% due 02/20/2036 (b)	1,781,350	1,493,670
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1287% due 01/20/2047 (b)	238,038	124,276
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	1,503,408	1,295,073
BCAP LLC Trust, Series 2006-AA2, Class A1
3.4288% due 01/25/2037 (b)	2,802,964	1,001,101
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.487% due 08/25/2033 (b)	145,836	129,745
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6443% due 10/25/2033 (b)	288,836	250,936
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.5595% due 02/25/2034 (b)	38,297	23,387
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.4193% due 05/25/2034 (b)	469,327	329,015
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6298% due 05/25/2034 (b)	184,170	180,625
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,958,239	2,507,618
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,084,085	853,042
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.13% due 08/25/2035 (b)	1,527,349	1,281,890
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,692,660	1,392,221
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)	3,190,083	2,395,107
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4955% due 09/25/2036 (b)	2,157,626	1,438,360
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5773% due 11/25/2035 (b)	1,121,853	766,631
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
1.555% due 02/25/2034 (b)	103,435	48,650
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.7699% due 11/25/2036 (b)	2,520,585	1,081,124
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.7561% due 10/25/2036 (b)	1,918,337	801,103
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
6.7054% due 01/26/2036 (b)	1,165,931	729,091

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
1.7025% due 05/20/2045 (b)	$810,889 $	$394,988
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A3B
5.8885% due 02/10/2017 (b)	900,000	588,601
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	468,106	376,802
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,257,782	1,800,145
Citigroup Mortgage Loan Trust, Inc., Series
2005-12, Class 2A1
4.0587% due 08/25/2035 (b)	1,147,243	951,015
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	876,900	730,259
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	963,076	787,284
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
2.5775% due 02/05/2019 (b)(h)	2,600,000	2,091,894
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	292,506	189,738
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A2
4.705% due 11/25/2035 (b)	125,768	64,793
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A3
4.165% due 11/25/2035 (b)	125,682	63,392
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
1.6325% due 02/20/2047 (b)	2,349,165	973,808
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
3.6088% due 05/25/2037 (b)	530,109	214,658
Countrywide Alternative Loan Trust, Series
2007-16CB, Class 5A1
6.25% due 08/25/2037	257,995	151,224
Countrywide Alternative Loan Trust, Series
2007-7T2, Class A9
6.00% due 04/25/2037	428,616	266,490
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
3.4388% due 05/25/2047 (b)	2,494,869	950,544
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	731,268	710,274
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
1.675% due 02/25/2037 (b)	4,424,249	1,764,864
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
1.6625% due 03/20/2046 (b)	1,492,137	620,792

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.7229% due 08/25/2034 (b)	$110,101	$66,468
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7919% due 11/25/2034 (b)	343,740	189,940
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
3.5987% due 06/25/2035 (b)(h)	152,556	118,640
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)	648,611	272,312
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7054% due 08/25/2034 (b)	1,075,739	683,070
Countrywide Home Loans,
Series 2004-25, Class 1A1
3.5887% due 02/25/2035 (b)	289,107	132,177
Countrywide Home Loans,
Series 2004-25, Class 2A1
1.735% due 02/25/2035 (b)	342,589	177,453
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	728,287	386,363
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
5.0622% due 07/25/2033 (b)	38,042	32,489
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.5557% due 08/25/2033 (b)	385,820	315,739
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
3.8643% due 02/25/2045 (b)	314,159	280,407
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016	5,294,655	5,370,959
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022	231,013	230,673
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
1.7725% due 06/15/2031 (b)	637,118	618,718
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018	3,311,532	3,342,485
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	423,791	427,184
Federal National Mortgage Association, Series
2003-W6, Class F
1.745% due 09/25/2042 (b)	696,360	684,618
Federal National Mortgage Association, Series
2005-120, Class NF
1.495% due 01/25/2021 (b)	415,857	406,968
Federal National Mortgage Association, Series
2006-15, Class FC
3.3888% due 03/25/2036 (b)	1,122,249	959,862

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage Association, Series
2006-16, Class FC
3.5587% due 03/25/2036 (b)	$2,273,761	$2,168,054
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6651% due 02/25/2036 (b)	1,039,637	1,097,590
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.4283% due 07/25/2033 (b)	93,086	89,382
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.7587% due 12/25/2033 (b)	232,833	182,757
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3544% due 08/25/2035 (b)	171,695	121,429
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
1.7725% due 11/15/2031 (b)	383,331	285,486
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.2732% due 06/25/2034 (b)	28,344	13,988
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	905,043	864,016
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
1.475% due 10/25/2046 (b)	1,960,048	1,560,755
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
5.5088% due 10/25/2033 (b)	23,460	18,439
GS Mortgage Securities Corp., Series 2003-1,
Class A2
2.095% due 01/25/2032 (b)	342,929	284,338
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.4962% due 03/25/2033 (b)	246,041	205,688
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
5.156% due 05/19/2033 (b)	396,139	285,667
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1452% due 07/19/2035 (b)	54,005	29,338
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
1.7138% due 03/19/2037 (b)	1,540,238	647,637
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
1.5638% due 01/19/2038 (b)	1,030,362	915,207
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
1.6638% due 01/19/2038	2,337,176	931,793
Impac Secured Assets Corp., Series 2006-4, Class
A2A
3.3388% due 01/25/2037 (b)	1,102,023	1,016,280
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0558% due 12/25/2034 (b)	94,114	64,560
JPMorgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	722,969	563,537

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
JPMorgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3711% due 11/25/2033 (b)	$287,218	$220,023
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0246% due 02/25/2035 (b)	551,771	394,568
JPMorgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 08/25/2019	1,536,929	1,461,082
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.1344% due 07/25/2034 (b)	153,334	143,718
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
1.8625% due 12/15/2030 (b)	1,049,019	842,232
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
5.928% due 02/25/2033 (b)	137,742	126,768
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.78% due 10/25/2035 (b)	1,408,004	1,065,025
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
3.5087% due 08/25/2036 (b)	232,186	112,627
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
3.5888% due 06/25/2028 (b)	646,272	445,772
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 10/12/2041	232,953	228,647
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	900,000	573,839
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
6.1558% due 08/12/2049 (b)	2,000,000	1,318,023
Puma Finance, Ltd., Series 2006-G5, Class A1
2.2425% due 02/21/2038 (b)	1,767,500	1,673,296
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
3.4388% due 06/25/2046 (b)	2,756,407	1,155,686
Residential Accredit Loans, Inc., Series 2007-QO2,
Class A1
3.4088% due 02/25/2047 (b)	630,366	212,135
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
3.4688% due 04/25/2046 (b)	1,764,948	754,748
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	366,933	285,503
Residential Asset Securitization Trust, Series
2006-R1, Class A2
3.6588% due 01/25/2046 (b)	715,856	386,947
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2066% due 09/25/2035 (b)	204,106	124,495
Sequoia Mortgage Trust, Series 5, Class A
1.8238% due 10/19/2026 (b)	254,105	202,802

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	$197,725	$120,537
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	1,087,490	682,475
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	889,222	684,808
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
3.879% due 01/25/2035 (b)	852,486	426,363
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	428,593	246,411
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
3.4787% due 05/25/2036 (b)	2,044,543	829,277
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
1.515% due 08/25/2036 (b)	1,964,595	1,624,240
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class APB
5.037% due 03/15/2042	1,700,000	1,392,203
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A5
4.5687% due 09/25/2033 (b)	1,029,240	1,008,965
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A6
4.5687% due 09/25/2033 (b)	4,000,000	3,317,276
WaMu Mortgage Pass Through Certificates, Series
2004-AR9, Class A7
4.1357% due 08/25/2034 (b)	1,500,000	1,429,810
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
3.405% due 01/25/2047 (b)	665,695	232,020
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
3.865% due 11/25/2042 (b)	461,128	378,831
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.5604% due 06/25/2033 (b)	130,624	117,439
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
1.685% due 10/25/2045 (b)	205,546	83,517
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
1.705% due 01/25/2045 (b)	351,266	177,778
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
1.6258% due 04/25/2045 (b)	595,699	240,639
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
3.475% due 12/25/2046 (b)	495,430	209,830
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
3.665% due 02/25/2046 (b)	1,141,810	480,778

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
3.7987% due 12/25/2027 (b)		$1,077,446	$900,373
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
3.605% due 07/25/2046 (b)		467,780	164,636
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.6206% due 09/25/2034 (b)		1,987,951	1,495,641
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)		2,234,481	1,449,804
			89,160,488

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $143,456,371)			$106,700,400

ASSET BACKED SECURITIES - 8.32%
Ireland - 0.63%
Cars Alliance Funding PLC, Series 2007-1, Class A
5.465% due 10/08/2023 (b)	EUR	1,700,000	1,975,895
SC Germany Auto, Series 2007-1, Class A
4.085% due 08/11/2015 (b)		1,022,052	1,258,097
			3,233,992

Italy - 0.21%
Locat Securitisation Vehicle Srl, Series 2006-4,
Class A2
5.119% due 12/12/2028 (b)		900,000	1,039,774
Luxembourg - 0.27%
Silver Arrow SA, Series 2006-2, Class A
3.939% due 08/15/2014 (b)		1,091,907	1,370,481
United States - 7.21%
Access Group, Inc., Series 2008-1, Class A
4.835% due 10/27/2025 (b)		$2,700,000	2,482,361
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
3.3087% due 08/25/2036 (b)		235,056	231,064
ACE Securities Corp., Series 2006-NC1, Class A2B
3.4087% due 12/25/2035 (b)		1,218,928	1,159,795
American Express Credit Account Master Trust,
Series 2006-A, Class A
1.4125% due 08/15/2011 (b)		2,000,000	1,986,758
Argent Securities, Inc., Series 2006-M2, Class A2A
1.445% due 09/25/2036 (b)		439,949	429,886
BA Credit Card Trust, Series 2006-A9, Class A9
1.4325% due 02/15/2013 (b)		3,400,000	3,071,032
Capital Auto Receivables Asset Trust, Series
2008-2, Class A2B
2.3425% due 03/15/2011 (b)		500,000	482,738
Chase Issuance Trust, Series 2008-A13, Class A13
4.3187% due 09/15/2015 (b)		5,700,000	4,742,835
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
1.4925% due 10/01/2036 (b)(h)		21,193	16,926

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
1.465% due 06/25/2037 (b)	$1,583,530	$1,464,873
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
1.445% due 11/25/2036 (b)	1,326,286	1,192,932
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
3.3288% due 12/25/2037 (b)	1,314,801	1,234,256
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
2.3225% due 01/15/2011 (b)	1,700,000	1,644,549
Franklin Auto Trust, Series 2008-A, Class A2
2.4525% due 10/20/2011 (b)	1,689,411	1,635,283
GSAMP Trust, Series 2006-SD1, Class A1
3.3788% due 12/25/2035 (b)(h)	4,427	4,427
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
1.495% due 11/25/2030 (b)	13,725	13,524
Honda Auto Receivables Owner Trust, Series
2008-1, Class A2
3.77% due 09/20/2010	1,700,000	1,663,514
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
1.445% due 12/25/2036 (b)	1,454,795	1,269,576
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	695,678
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
1.445% due 08/25/2036 (b)	633,792	595,242
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
1.5025% due 09/15/2021 (b)(h)	332,877	205,152
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027	81,834	81,252
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
1.675% due 10/25/2034 (b)	134,514	81,948
Mid-State Trust, Series 1995-4, Class A
8.33% due 04/01/2030	1,510,760	1,305,821
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
3.3788% due 02/25/2036 (b)	995,371	974,436
Nelnet Student Loan Trust, Series 2008-4, Class A1
4.065% due 04/27/2015 (b)	1,694,131	1,678,903
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
3.3988% due 01/25/2036 (b)(h)	63,563	50,031
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
3.3587% due 08/25/2046 (b)	935,461	863,067
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
1.465% due 11/25/2036 (b)	657,590	630,166
SACO I, Inc., Series 2005-10, Class 1A
3.5188% due 11/25/2033 (b)	571,911	319,669

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
SLM Student Loan Trust, Series 2003-6, Class A4
3.0187% due 12/17/2018 (b)	$516,613	$479,758
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
1.445% due 10/25/2036 (b)	59,712	59,052
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
3.3388% due 01/25/2037 (b)	775,715	732,837
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.0336% due 10/25/2035 (b)(h)	736,814	455,239
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	3,000,000	1,978,162
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
3.4887% due 10/25/2035 (b)(h)	522,543	490,278
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
3.4987% due 11/25/2035 (b)(h)	490,310	474,326
		36,877,346

TOTAL ASSET BACKED SECURITIES
(Cost $48,737,770)		$42,521,593

PREFERRED STOCKS - 0.76%
United States - 0.76%
Bank of America Corp., 8.00%	5,600,000	3,889,066
TOTAL PREFERRED STOCKS (Cost $5,648,000)		$3,889,066

TERM LOANS - 0.80%
United States - 0.80%
Chrysler Financial
6.82% due 08/03/2012 (b)	3,933,049	2,077,960
Ford Motor Company, Term B
4.43% due 11/29/2013	982,500	386,329
Georgia Pacific Corp.
4.6924% due 12/20/2012 (b)	935,142	703,694
HCA, Inc., Tranche B
6.0119% due 11/16/2013 (b)	1,277,250	953,813
		4,121,796

TOTAL TERM LOANS (Cost $6,992,052)		$4,121,796

OPTIONS - 3.61%
Germany - 0.00%
EUREX American Call on Euro-Bobl Futures
Expiration 02/20/2009 at $135.00 *	8,200,000	521
EUREX American Call on Euro-Shatz Futures
Expiration 01/23/2009 at $116.00 *	500,000	32
EUREX American Put on Euro-Bund Futures
Expiration 02/20/2009 at $103.00 *	900,000	114
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 12/15/2008 at $0.80 *	1,000,000	0
		667

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States - 3.61%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 01/23/2009 at $142.00 *	88,000	$1,375
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond Futures
Expiration 02/20/2009 at $71.00 *	330,000	5,156
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 02/20/2009 at $75.00 *	96,000	1,500
Over The Counter European Purchase Call on
FNMA TBA, 6.50%
Expiration 12/04/2008 at $107.50 *	13,000,000	0
Over The Counter European Purchase Call on
Treasury Note, 3.25%
Expiration 02/06/2009 at $102.875 *	41,500,000	1
Expiration 03/13/2009 at $104.00 *	42,000,000	1
Over The Counter European Purchase Call on
Treasury Note, 4.50%
Expiration 12/12/2008 at $117.50 *	15,600,000	0
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	96,080
Over The Counter European Purchase Put on FG
TBA, 5.00%
Expiration 12/04/2008 at $72.00 *	4,900,000	0
Over The Counter European Purchase Put on FG
TBA, 5.50%
Expiration 01/06/2009 at $60.25 *	1,500,000	0
Over The Counter European Purchase Put on FG
TBA, 6.00%
Expiration 12/04/2008 at $80.00 *	13,700,000	0
Over The Counter European Purchase Put on
FNMA TBA, 5.00%
Expiration 01/06/2009 at $45.00 *	65,000,000	3
Expiration 12/04/2008 at $72.00 *	26,000,000	0
Expiration 12/09/2008 at $75.00 *	1,500,000	0
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 12/04/2008 at $75.00 *	30,100,000	0
Expiration 12/04/2008 at $75.00 *	38,000,000	1
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 12/04/2008 at $81.00 *	15,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 12/04/2008 at $90.00 *	21,000,000	0
Over The Counter European Purchase Put on
GNMA TBA, 6.00%
Expiration 12/11/2008 at $81.00 *	16,000,000	0
Over The Counter European Purchase Put on
GNMA TBA, 6.50%
Expiration 01/14/2009 at $58.00 *	6,000,000	0
Expiration 01/14/2009 at $84.00 *	26,000,000	0
Expiration 12/11/2008 at $86.00 *	16,000,000	0
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	936,240
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	10,100,000	251,855

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States (continued)
Over The Counter European Style Call on
USD-LIBOR Rate Swaption (continued)
Expiration 08/03/2009 at $3.45 *	61,200,000	$1,526,089
Expiration 08/03/2009 at $3.45 *	9,200,000	229,412
Expiration 08/03/2009 at $3.50 *	126,700,000	3,257,711
Expiration 08/03/2009 at $3.85 *	33,300,000	1,044,734
Expiration 07/06/2009 at $4.25 *	48,900,000	1,897,462
Expiration 09/08/2009 at $4.75 *	57,800,000	2,684,469
Expiration 08/28/2009 at $5.00 *	37,000,000	1,891,684
Expiration 08/28/2009 at $5.00 *	74,100,000	3,788,481
Expiration 08/28/2009 at $5.00 *	16,200,000	828,251
		18,440,505
TOTAL OPTIONS (Cost $5,750,971)		$18,441,172

REPURCHASE AGREEMENTS - 4.74%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 11/28/2008 at 0.35% to be
repurchased at $24,250,707 on
12/01/2008, collateralized by
$22,740,000 Federal Home Loan
Mortgage Corp., 4.5% due
07/15/2013 (valued at
$24,454,028, including interest)
and $190,000 Federal National
Mortgage Association, 3.875% due
07/12/2013 (valued at $199,313,
including interest)	$24,250,000	$24,250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $24,250,000)		$24,250,000

SHORT TERM INVESTMENTS - 7.01%
Bank Scotland PLC
2.90% due 12/01/2008	$12,000,000	$12,000,000
Goldman Sachs Group, Inc., Discount Note
3.25% due 01/22/2009	3,100,000	3,085,447
U.S. Treasury Bills
zero coupon due 12/11/2008 to
02/26/2009	20,520,000	20,517,247
UBS Finance Delaware LLC
0.50% due 12/01/2008	250,000	250,000
TOTAL SHORT TERM INVESTMENTS
(Cost $35,852,694)		$35,852,694
Total Investments (Global Bond Fund)
(Cost $1,079,688,497) - 196.07%		$1,002,521,752
Liabilities in Excess of Other Assets - (96.07)%		(491,224,372)
TOTAL NET ASSETS - 100.00%		$511,297,380

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 45.62%
Federal National Mortgage Association
5.50%, TBA **	$35,000,000	$35,585,158

	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (continued)
Federal National Mortgage Association
(continued)
6.00%, TBA **	$1,000,000	$1,022,656
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $36,034,375)		$36,607,814

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.28%
Government National Mortgage Association
6.50%, due 07/15/2038	128,882	$131,822
6.50%, due 09/15/2038	871,118	$890,990
TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $1,034,843)		$1,022,812

U.S. TREASURY NOTES - 53.10%
U.S. Treasury Notes
3.25%, due 12/31/2009	41,500,000	42,612,075
TOTAL U.S. TREASURY
NOTES (Proceeds $42,551,453)		42,612,075
Total Securities Sold Short (Global Bond Fund)
(Proceeds $79,620,672)		80,242,701

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.42%
Australia - 10.64%
Abacus Property Group	137,848	$25,023
Aspen Group, Ltd.	1,314,294	494,153
Becton Property Group	517,973	27,528
CFS Gandel Retail Trust	2,959,734	4,107,162
Charter Hall Group, Ltd.	1,265,792	250,149
Commonwealth Property Office Fund, Ltd.	2,136,034	1,856,296
Compass Hotel Group, Ltd. *	98,375	16,008
Dexus Property Group, REIT	3,904,781	2,155,969
General Property Trust, Ltd.	3,055,068	1,899,904
ING Industrial Fund	705,573	203,918
Macquarie CountryWide Trust	1,502,721	288,714
Macquarie Goodman Group, Ltd.	3,442,669	2,204,084
Macquarie Leisure Trust Group	508,864	372,529
Macquarie Office Trust	1,092,888	217,036
Mirvac Group, Ltd.	1,657,412	1,515,861
Stockland Company, Ltd.	1,604,395	4,718,116
Valad Property Group	598,356	21,782
Westfield Group	2,286,447	22,657,703
		43,031,935
Austria - 0.29%
Conwert Immobilien Invest AG *	225,000	1,168,802
Brazil - 0.09%
Iguatemi Empresa de Shopping Centers SA	91,900	358,322
Canada - 1.67%
Allied Properties Real Estate Investment Trust	149,550	1,496,465

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Brookfield Properties Corp.	213,720	$1,564,430
Chartwell Seniors Housing Real Estate
Investment Trust	82,200	308,200
Extendicare Real Estate Investment Trust *	402,250	1,427,109
RioCan Real Estate Investment Trust *	162,900	1,943,977
		6,740,181
Finland - 0.42%
Sponda Oyj	180,192	575,301
Technopolis Oyj	300,000	1,124,149
		1,699,450
France - 4.14%
Fonciere Des Regions	34,000	1,946,096
ICADE	20,000	1,273,511
Societe de la Tour Eiffel	20,000	1,041,291
Unibail-Rodamco, REIT	93,000	12,497,223
		16,758,121
Guernsey - 0.11%
Camper & Nicholsons Marina Investments, Ltd. *	1,200,000	433,702
Hong Kong - 12.24%
China Overseas Land & Investment, Ltd.	5,608,166	7,330,029
China Resources Land, Ltd.	2,461,000	2,858,064
Hang Lung Properties, Ltd.	2,211,592	4,800,727
Henderson Land Development Company, Ltd.	1,030,000	3,533,007
Kerry Properties, Ltd.	670,803	1,492,685
Link, REIT	4,558,000	8,728,968
New World China Land, Ltd.	2,872,000	583,266
New World Development Company, Ltd.	3,719,863	2,958,886
Sino Land Company, Ltd.	396,000	294,460
Sun Hung Kai Properties, Ltd.	2,122,173	16,938,074
		49,518,166
Japan - 17.52%
Aeon Mall Company, Ltd.	200,300	4,227,917
Japan Real Estate Investment Corp., REIT	972	8,618,811
Japan Retail Fund Investment Corp., REIT	633	2,384,446
Mitsubishi Estate Company, Ltd.	1,431,000	21,346,543
Mitsui Fudosan Company, Ltd.	1,164,000	17,946,717
Nippon Building Fund, Inc., REIT	927	9,201,632
Sumitomo Realty &
Development Company, Ltd.	488,000	7,173,137
		70,899,203
Netherlands - 1.21%
Corio NV	85,000	3,882,862
NR Nordic and Russia Properties, Ltd. *	1,750,000	332,695
ProLogis European Properties *	362,032	695,863
		4,911,420
Norway - 0.04%
Scandinavian Property Development ASA *	120,590	143,658
Singapore - 3.45%
Ascendas India Trust *	2,899,959	834,424
Ascendas, REIT *	1,786,958	1,765,492
Capitaland, Ltd.	2,246,000	4,150,750
CapitaMall Trust *	1,559,000	1,763,275
City Developments, Ltd.	302,000	1,168,269

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Hong Kong Land Holdings, Ltd.	1,782,000	$4,292,319
		13,974,529
Sweden - 0.60%
Hufvudstaden AB	225,000	1,289,030
Klovern AB	371,358	603,192
Lennart Wallenstam Byggnads AB, Series B	75,000	514,915
		2,407,137
United Kingdom - 8.15%
Aseana Properties, Ltd. *	977,786	257,457
Big Yellow Group PLC	275,000	897,629
British Land Company PLC	600,000	4,856,998
Brixton PLC	240,000	445,309
Capital & Regional PLC	1,000,000	1,176,440
Derwent Valley Holdings PLC	220,000	2,361,995
Equest Balkan Properties PLC *	647,078	336,780
Great Portland Estates PLC	481,700	1,871,124
Hammerson PLC	440,000	3,517,881
Hansteen Holdings PLC	750,000	778,976
Helical Bar PLC	500,000	2,054,472
Land Securities Group PLC	365,000	5,319,979
Liberty International PLC	140,000	1,172,136
London & Stamford Property, Ltd.	620,000	830,288
Mapeley, Ltd.	32,995	67,949
Minerva PLC *	624,000	137,498
Mucklow A & J Group PLC	36,828	124,784
North Real Estate Opportunities Fund, Ltd. *	600,000	323,977
Safestore Holdings, Ltd.	700,000	530,810
Segro PLC, REIT	800,000	2,744,444
South African Property Opportunities PLC *	1,250,000	826,648
Terrace Hill Group PLC	1,500,000	577,290
Unite Group PLC	1,046,932	1,781,204
		32,992,068
United States - 36.85%
American Campus Communities, Inc., REIT	166,100	3,718,979
Avalon Bay Communities, Inc., REIT	185,610	11,260,959
BioMed Realty Trust, Inc., REIT	209,050	1,948,346
Boston Properties, Inc., REIT	180,450	9,636,030
BRE Properties, Inc., Class A, REIT	121,450	3,565,772
Camden Property Trust, REIT	58,600	1,551,142
DCT Industrial Trust, Inc., REIT	321,250	1,439,200
Digital Realty Trust, Inc., REIT	180,250	4,931,640
DuPont Fabros Technology, Inc., REIT	117,250	250,915
Equity Lifestyle Properties, Inc., REIT	104,280	3,608,088
Equity Residential, REIT	238,650	7,262,119
Extra Space Storage, Inc., REIT	284,850	2,520,922
Federal Realty Investment Trust, REIT (a)	138,990	8,039,182
First Capital Realty, Inc. *	154,300	2,271,825
HCP, Inc., REIT	20,250	418,567
Hospitality Properties Trust, REIT	57,050	653,793
Host Hotels & Resorts, Inc., REIT	540,860	4,067,267
Kilroy Realty Corp., REIT	57,250	1,744,407
Liberty Property Trust, REIT	258,300	4,938,696
LTC Properties, Inc., REIT	108,730	2,118,060
Macerich Company, REIT (a)	98,500	1,325,810
Medical Properties Trust, Inc., REIT	288,172	1,795,312

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Nationwide Health Properties, Inc., REIT		76,068	$1,721,419
Omega Healthcare Investors, REIT		139,950	1,852,938
Post Properties, Inc., REIT		149,025	2,336,712
Public Storage, Inc., REIT		144,600	10,106,094
Regency Centers Corp., REIT		257,380	9,165,302
Saul Centers, Inc., REIT		21,300	749,760
Senior Housing Properties Trust, REIT		340,963	4,749,615
Simon Property Group, Inc., REIT (a)		287,290	13,646,275
SL Green Realty Corp., REIT		115,750	2,194,620
Taubman Centers, Inc., REIT		136,700	3,258,928
Ventas, Inc., REIT		401,921	9,236,145
Vornado Realty Trust, REIT		206,126	11,017,435
			149,102,274

TOTAL COMMON STOCKS (Cost $605,800,021)			$394,138,968

CONVERTIBLE BONDS - 0.01%
Germany - 0.01%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	43,428
TOTAL CONVERTIBLE BONDS (Cost $222,952)			$43,428

SHORT TERM INVESTMENTS - 2.33%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		$9,450,650	$9,450,650
TOTAL SHORT TERM INVESTMENTS
(Cost $9,450,650)			$9,450,650

REPURCHASE AGREEMENTS - 2.45%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$9,910,041 on 12/01/2008,
collateralized by $9,910,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at
$10,108,200, including interest)		$9,910,000	$9,910,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,910,000)			$9,910,000
Total Investments (Global Real Estate Fund)
(Cost $625,383,623) - 102.21%			$413,543,046
Liabilities in Excess of Other Assets - (2.21)%			(8,949,953
TOTAL NET ASSETS - 100.00%			$404,593,093

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Real Estate	96.17%
Building Materials & Construction	0.88%
Investment Companies	0.29%
Retail Grocery	0.07%
Hotels & Restaurants	0.00%

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 51.57%
Advertising - 1.15%
R.H. Donnelley Corp.
6.875% due 01/15/2013	$385,000	$51,975
8.875% due 10/15/2017	7,640,000	1,031,400
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,890,000	390,150
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	8,686,000	1,129,180
Vertis, Inc.
13.50% due 04/01/2014	851,414	55,700
18.50% due 10/01/2012	3,108,000	870,240
		3,528,645

Air Travel - 5.68%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	95,227	61,183
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	419,840
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (h)	971,425	704,283
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	1,957,500
Continental Airlines, Inc.
5.00% due 06/15/2023	7,780,000	6,865,850
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	5,830,000	3,789,500
Gol Finance
8.75% due 12/31/2049 (h)	3,470,000	988,950
Northwest Airlines
1.00% due 01/16/2017	4,470,000	2,816
6.625% due 02/15/2023	15,690,000	19,613
7.625% due 11/15/2023	8,745,000	10,931
8.70% due 03/15/2049	2,055,000	2,569
8.875% due 06/01/2049	6,360,000	7,950
9.875% due 03/15/2037	7,045,000	8,806
10.00% due 02/01/2009	3,115,000	3,894
US Airways Group, Inc.
7.00% due 09/30/2020	5,920,000	2,553,000
		17,396,685

Auto Parts - 3.49%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)	6,840,000	3,420,000
11.25% due 11/01/2015 (h)	12,670,000	5,131,350
Tenneco Automotive, Inc.
8.625% due 11/15/2014	5,730,000	2,120,100
		10,671,450

Auto Services - 0.06%
United Rentals North America, Inc.
7.00% due 02/15/2014	335,000	190,950
Broadcasting - 3.39%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	4,045,000	1,334,850
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	795,033
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,152,000	1,752,240
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (h)	7,275,000	954,844

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
XM Satellite Radio Holdings, Inc. (continued)
13.00% due 08/01/2013 (h)	$21,680,000	$5,528,400
		10,365,367

Building Materials & Construction - 0.24%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	736,895
Business Services - 0.16%
MSX International UK
12.50% due 04/01/2012 (h)	1,185,000	474,000
Cable & Television - 3.95%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	90,000
9.875% due 03/01/2049	1,965,000	58,950
10.25% due 11/01/2049	985,000	29,550
CCH I Holdings LLC
11.125% due 01/15/2014	2,830,000	396,200
CCH II LLC / CCH I Capital Corp.
11.00% due 09/15/2010 (h)	785,000	398,388
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (h)	1,449,000	659,295
10.25% due 09/15/2010	1,360,000	646,000
Century Communications
8.375% due 12/15/2049	1,000,000	100
Charter Communications Holdings I LLC
9.92% due 04/01/2014	8,660,000	1,169,100
10.00% due 05/15/2014	4,765,000	643,275
11.00% due 10/01/2015	13,145,000	3,483,425
11.75% due 05/15/2014	3,510,000	456,300
12.125% due 01/15/2015	2,925,000	394,875
Charter Communications Holdings LLC
8.75% due 11/15/2013	2,845,000	1,621,650
Charter Communications, Inc.
10.875% due 09/15/2014	2,680,000	1,922,900
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	17,325
Young Broadcasting, Inc.
10.00% due 03/01/2011	8,135,000	111,856
		12,099,189

Cellular Communications - 2.42%
American Tower Corp.
5.00% due 02/15/2010	441,000	424,458
Centennial Communications Corp.
9.6325% due 01/01/2013 (b)(h)	600,000	564,000
Cricket Communications, Inc.
9.375% due 11/01/2014	4,400,000	3,492,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,565,000	2,923,300
		7,404,258

Chemicals - 2.21%
American Pacific Corp.
9.00% due 02/01/2015	7,485,000	6,586,800
Tronox Worldwide LLC
9.50% due 12/01/2012 (a)	3,255,000	162,750
		6,749,550

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 1.43%
BWAY Corp.
10.00% due 10/15/2010	$755,000	$649,300
Pliant Corp.
11.125% due 09/01/2009 (a)	552,000	27,600
11.85% due 06/15/2009	958,910	431,509
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	11,000,000	2,915,000
8.375% due 07/01/2012	400,000	112,000
US Corrugated, Inc.
10.00% due 06/12/2013	460,000	239,200
		4,374,609

Drugs & Health Care - 0.61%
Duane Reade, Inc.
9.75% due 08/01/2011 (a)	3,450,000	1,863,000
Electrical Utilities - 2.57%
CMS Energy Corp.
8.50% due 04/15/2011	37,000	35,254
Texas Competitive Electric Holdings Company LLC
10.50% due 11/01/2015 (h)	12,220,000	7,820,800
		7,856,054

Electronics - 0.71%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009	919,000	551,400
10.00% due 02/15/2009	2,170,000	1,632,925
		2,184,325

Energy - 0.59%
Exide Technologies, Series B
10.50% due 03/15/2013	3,390,000	1,813,650
Financial Services - 0.40%
TAM Capital, Inc.
7.375% due 04/25/2017	2,090,000	961,400
Ucar Finance, Inc.
10.25% due 02/15/2012	282,000	271,425
		1,232,825

Food & Beverages - 1.22%
ASG Consolidated LLC/ASG Finance, Inc.
11.50 due 11/01/2011 (h)	4,360,000	3,727,800
Healthcare Products - 0.07%
Inverness Medical Innovations, Inc.
7.6788% due 06/26/2015 (b)	320,000	212,000
Holdings Companies/Conglomerates - 0.75%
UAL Corp.
4.50% due 06/30/2021 (h)	5,080,000	2,307,336
Homebuilders - 0.00%
Meritage Homes Corp.
7.00% due 05/01/2014	18,000	10,800
Hotels & Restaurants - 0.17%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (h)	1,595,000	526,350
Household Products - 0.65%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	4,225,000	1,985,750

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.40%
MBIA Insurance Company
14.00% due 01/15/2033 (b)(h)	$2,585,000	$1,234,337
International Oil - 0.41%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011	1,685,000	1,257,852
Leisure Time - 7.93%
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (h)	19,240,000	2,501,200
Fontainebleau Senior Note
12.50% due 06/01/2022	3,372,024	480,514
Greektown Holdings LLC
10.75% due 12/01/2013 (a)(h)	7,679,000	1,689,380
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)	1,110,000	521,700
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	15,366,000	6,607,380
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	846,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)	4,450,000	2,892,500
Majestic Star Casino LLC
9.50% due 10/15/2010	6,950,000	2,224,000
9.75% due 01/15/2011	4,515,000	158,025
Marquee Holdings, Inc.
9.505 due 08/15/2014	820,000	465,350
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)	4,740,000	1,801,200
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,720,000	1,360,000
9.75% due 04/01/2010	95,000	70,656
Seminole Hard Rock Entertainment, Inc.
5.3188% due 03/15/2014 (b)(h)	805,000	466,900
Travelport LLC
11.875% due 09/01/2016	715,000	171,600
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	13,440,000	2,016,000
		24,272,405

Manufacturing - 0.41%
Sequa Corp.
11.75% due 12/01/2015 (h)	1,655,000	728,200
Vitro SAB de CV
9.125% due 02/01/2017	2,075,000	518,750
		1,246,950

Metal & Metal Products - 4.69%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	705,000	528,750
CII Carbon LLC
11.125% due 11/15/2015 (h)	14,700,000	13,818,000
		14,346,750

Mining - 0.08%
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	470,000	258,500
Paper - 0.63%
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	1,620,000	234,900
7.75% due 06/15/2011	2,051,000	307,650

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Abitibi-Consolidated Company of Canada
(continued)
8.375% due 04/01/2015	$2,850,000	$441,750
13.75% due 04/01/2011 (h)	385,000	269,500
15.50% due 07/15/2010 (h)	360,000	104,400
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	500,000	85,000
7.50% due 04/01/2028	347,000	50,315
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	197,950
Newark Group, Inc.
9.75% due 03/15/2014	411,000	41,100
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	198,450
Pope & Talbot, Inc.
8.375% due 06/01/2013	400,000	500
8.375% due 06/01/2013	1,800,000	2,250
		1,933,765

Publishing - 0.73%
Idearc, Inc.
8.00% due 11/15/2016	17,025,000	1,532,250
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,255,000	146,475
8.75% due 03/15/2016 (h)	560,000	100,800
Quebecor World, Inc.
9.75% due 01/15/2015 (h)	3,155,000	457,475
		2,237,000

Real Estate - 0.03%
Realogy Corp.
10.50% due 04/15/2014	505,000	88,375
Retail - 0.65%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,452,300
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (h)	745,000	521,500
		1,973,800

Telecommunications Equipment &
Services - 1.46%
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)	3,815,000	2,031,487
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (h)	1,190,000	523,600
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (h)	1,323,557	900,019
West Corp.
11.00% due 10/15/2016	2,365,000	1,016,950
		4,472,056

Tobacco - 1.75%
Alliance One International, Inc.
11.00% due 05/15/2012	2,150,000	1,763,000
12.75% due 11/15/2012	2,330,000	1,747,500
North Atlantic Trading Company
10.00% due 03/01/2012 (h)	2,626,750	1,838,725
		5,349,225

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Travel Services - 0.48%
Travelport LLC
9.875% due 09/01/2014	$4,250,000	$1,466,250
TOTAL CORPORATE BONDS (Cost $359,957,280)		$157,848,753

CONVERTIBLE BONDS - 6.70%
Air Travel - 5.07%
AMR Corp.
4.50% due 02/15/2024	4,683,000	4,454,470
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,535,000	1,034,974
UAL Corp.
4.50% due 06/30/2021	22,071,000	10,024,648
		15,514,092

Broadcasting - 1.57%
XM Satellite Radio Holdings, Inc.
10.00% due 12/01/2009	12,885,000	4,799,662
Cable & Television - 0.06%
Charter Communications, Inc.
6.50% due 10/01/2027	2,259,000	192,015
TOTAL CONVERTIBLE BONDS (Cost $30,317,987)		$20,505,769

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.81%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
3.145% due 06/25/2047 (b)(h)	1,074,977	108
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
3.145% due 06/25/2047 (b)(h)	320,214	0
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
3.145% due 06/25/2047 (b)(h)	387,776	1,939
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.67% IO due 06/25/2047	50,485,827	2,145,648
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.2776% IO due 08/19/2045	49,631,134	1,209,759
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (h)	515,000	461,991
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	2,500
Harborview Mortgage Loan Trust, Series
2006-BU1, Class R
1.00% due 02/19/2046	182,562,058	2,481,712
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	68,671,103	429,194
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	68,721,612	450,986
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (h)	49,117,132	306,982

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (h)	$317,665	$206,482
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (h)	470,000	13,301
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	1,750,000	1,667,216
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	1,325,000	1,210,925
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
2.72% due 12/25/2045 (b)	3,008,264	1,082,975
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $20,526,584)		$11,671,718

ASSET BACKED SECURITIES - 1.10%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	1,525,000	1,173,976
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (h)	3,560,000	2,189,400
TOTAL ASSET BACKED SECURITIES
(Cost $5,099,919)		$3,363,376

COMMON STOCKS - 11.04%
Air Travel - 6.82%
Delta Air Lines, Inc. *	2,149,714	18,938,978
UAL Corp. *	47,000	528,750
US Airways Group, Inc. *	234,532	1,397,811
		20,865,539
Auto Parts - 0.05%
Federal Mogul Corp. *	31,002	164,001
Broadcasting - 0.44%
Canadian Satellite Radio Holdings, Inc. *	577,161	460,723
Sirius XM Radio, Inc. *	4,226,931	880,470
		1,341,193
Cable & Television - 2.94%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	58,064
Adelphia Recovery Trust, Series Arahova *	424,949	50,994
Canadian Satellite Radio Holdings, Series A *	26,853	17,322
Charter Communications, Inc., Class A *	414,100	78,679
Comcast Corp., Special Class A	347,333	5,824,774
Time Warner Cable, Inc. *	146,661	2,977,218
		9,007,051
Cellular Communications - 0.36%
USA Mobility, Inc. *	100,901	1,099,821
Forest Products - 0.01%
Tembec, Inc. *	25,800	22,883
International Oil - 0.11%
Dominion Petroleum, Ltd., GDR *	4,000,372	340,005
Leisure Time - 0.02%
Fontainebleau Resorts LLC, Class A *	65,203	62,790

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 0.29%
Sprint Nextel Corp.	321,650	$897,403
TOTAL COMMON STOCKS (Cost $68,278,876)		$33,800,686

PREFERRED STOCKS - 3.99%
Air Travel - 2.98%
Continental Airlines Finance Trust II, 6.00%	515,074	9,110,372
Containers & Glass - 0.00%
Pliant Corp., Series AA, 13.00%	685	1,781
Financial Services - 1.01%
CIT Group, Inc., 7.75%	86,874	553,387
iStar Financial, Inc., Series E, 7.875%	310,545	931,635
iStar Financial, Inc., Series F, 7.80%	198,032	584,195
iStar Financial, Inc., Series G, 7.65%	79,317	248,262
iStar Financial, Inc., Series I, 7.50%	232,232	777,977
		3,095,456

TOTAL PREFERRED STOCKS (Cost $19,027,584)		$12,207,609

TERM LOANS - 13.59%
Advertising - 0.49%
R.H. Donnelley Corp.
zero coupon due 06/30/2011 (k)	2,250,000	1,485,000
Air Travel - 4.07%
Delta Airlines, Inc.
4.5813% due 04/30/2012 (b)	2,519,400	1,234,506
5.8313% due 04/30/2014 (b)	7,456,092	3,653,485
Northwest Airlines
3.543% due 08/21/2013 (b)	1,075,340	785,761
US Airways Group, Inc.
3.93625% due 03/26/2014 (b)	14,027,253	6,459,550
5.71875% due 03/26/2014 (b)	560,606	339,356
		12,472,658
Broadcasting - 0.06%
Sirius Satellite Radio, Inc.
3.6875% due 12/20/2012 (b)	330,813	195,179
Electrical Utilities - 0.47%
Texas Competitive Electric Holdings Company LLC
4.18375% due 10/10/2014 (b)	2,100,000	1,429,323
Forest Products - 0.03%
Tembec, Inc.
8.43625% due 02/28/2012 (b)	180,000	105,600
Healthcare Products - 0.89%
Bausch & Lomb, Inc.
zero coupon due 04/11/2015 (k)	268,276	268,276
7.0119% due 04/26/2015 (b)	3,065,057	2,452,046
		2,720,322
Healthcare Services - 1.48%
Community Health Systems, Inc.
3.43375% due 07/25/2014 (b)	300,415	220,571
3.43375% due 07/25/2014 (b)	5,874,028	4,312,823
		4,533,394

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time - 1.10%
East Valley Tourist Development
10.3106% due 08/06/2012 (b)	$765,000	$443,700
Fontainebleau Delay Draw
zero coupon due 06/06/2014 (k)	896,963	896,963
Fontainebleau Tranche B
zero coupon due 06/06/2014 (k)	1,915,537	641,705
Isle of Capri Casinos, Inc.
5.5119% due 11/25/2013 (b)	451,821	279,376
5.5119% due 11/25/2013 (b)	513,765	317,678
5.5119% due 11/25/2013 (b)	1,284,414	794,195
		3,373,617

Medical-Hospitals - 0.00%
Ralin Medical, Inc.
zero coupon due 11/21/2037 (k)	170	0
Newspapers - 0.33%
Star Tribune Corp.
6.25% due 03/01/2014 (b)	2,826,950	819,816
10.83% due 03/01/2015 ^ (b)	3,880,000	194,000
Tribune Corp.
5.7863% due 05/30/2014 (b)	4,266	4,240
		1,018,056

Paper - 0.09%
AbitibiBowater, Inc.
11.50% due 03/31/2009 (b)	338,226	270,581
Publishing - 1.66%
Idearc, Inc.
3.44% due 04/11/2017 (b)	11,529,111	3,772,902
3.44% due 11/17/2014 (b)	4,000,000	1,302,856
		5,075,758

Real Estate - 0.27%
Realogy Corp.
5.7063% due 10/10/2013 (b)	1,481,250	814,688
Retail - 0.36%
Michaels Stores, Inc.
3.6875% due 10/31/2013 (b)	2,246,565	1,105,310
Trucking & Freight - 2.29%
Saint Acquisition Corp.
6.50% due 05/06/2014 (b)	14,900,000	6,993,762
TOTAL TERM LOANS (Cost $64,925,559)		$41,593,248

WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	44,388	9,306
TOTAL WARRANTS (Cost $0)		$9,306

OPTIONS - 5.60%
Call Options - 5.60%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	43,700	227,240
Expiration 01/16/2010 at $20.00 *	161,500	484,500
Expiration 01/16/2010 at $25.00 *	8,450,000	114,075

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Call Options (continued)
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00 *		350,000	$1,977,500
Expiration 01/16/2010 at $7.50 *		150,000	690,000
Expiration 01/16/2010 at $10.00 *		150,000	562,500
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30 *		98,000,000	6,548,360
Expiration 04/01/2010 at $1.30 *		98,000,000	6,548,360
			17,152,535

TOTAL OPTIONS (Cost $5,566,002)			$17,152,535

REPURCHASE AGREEMENTS - 6.16%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$18,851,079 on 12/01/2008,
collateralized by $18,855,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at
$19,232,100, including interest)		$18,851,000	$18,851,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,851,000)			$18,851,000

SHORT TERM INVESTMENTS - 0.84%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		$2,323,360	$2,323,360
Quebecor World Capital Corp.
zero due 11/15/2009		365,000	$251,314
TOTAL SHORT TERM INVESTMENTS
(Cost $2,574,674)			$2,574,674
Total Investments (High Income Fund)
(Cost $595,125,465) - 104.40%			$319,578,674
Liabilities in Excess of Other Assets - (4.40)%			(13,480,998)
TOTAL NET ASSETS - 100.00%			$306,097,676

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.11%
Argentina - 0.07%
Republic of Argentina
1.2621% due 12/15/2035 (b)	EUR	587,000	$25,282
1.3182% due 12/15/2035 (b)		$48,000	2,256
2.458% due 12/15/2035 (b)	ARS	1,938,355	42,516
7.00% due 09/12/2013		$751,000	208,027
9.00% due 05/26/2009	EUR	100,000	3,812
11.75% due 05/20/2011		2,425,000	157,527
11.75% due 11/13/2026		1,800,000	357,914
			797,334

Brazil - 1.14%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	2,852,000	1,769,685

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Brazil (continued)
Federative Republic of Brazil (continued)
10.00% due 01/01/2012	BRL	10,336,000	$4,034,432
10.00% due 07/01/2010		17,039,000	7,169,314
10.00% due 01/01/2010		1,000	430
			12,973,861
Ecuador - 0.06%
Republic of Ecuador
9.375% due 12/15/2015		$60,000	18,000
10.00% due 08/15/2030		2,222,000	627,715
			645,715
Indonesia - 0.24%
Republic of Indonesia
9.75% due 05/15/2037	IDR	11,122,000,000	579,014
10.25% due 07/15/2027		9,327,000,000	520,420
10.25% due 07/15/2022		14,706,000,000	864,568
11.00% due 09/15/2025		12,836,000,000	775,828
			2,739,830

Panama - 0.19%
Republic of Panama
9.375% due 04/01/2029		$2,150,000	2,139,250
Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037		648,000	508,680
7.35% due 07/21/2025		77,000	69,493
8.75% due 11/21/2033		862,000	862,000
			1,440,173
Turkey - 0.84%
Republic of Turkey
6.875% due 03/17/2036		10,496,000	7,347,200
7.00% due 06/05/2020		146,000	110,960
7.00% due 09/26/2016		535,000	454,750
7.375% due 02/05/2025		1,929,000	1,562,490
			9,475,400
Venezuela - 0.44%
Republic of Venezuela
5.75% due 02/26/2016		4,667,000	2,135,153
7.65% due 04/21/2025		949,000	431,795
8.50% due 10/08/2014		339,000	194,925
9.375% due 01/13/2034		1,588,000	817,820
10.75% due 09/19/2013		1,952,000	1,385,920
			4,965,613

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $52,921,775)			$35,177,176

CORPORATE BONDS - 85.06%
Advertising - 0.04%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,960,000	254,800
R.H. Donnelley, Inc.
11.75% due 05/15/2015		680,000	180,200
			435,000

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace - 1.59%
BE Aerospace, Inc.
8.50% due 07/01/2018	$3,690,000	$3,025,800
DRS Technologies, Inc.
6.625% due 02/01/2016	10,585,000	10,505,612
7.625% due 02/01/2018	4,490,000	4,456,325
		17,987,737

Air Travel - 1.11%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,060,000	2,749,432
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (h)	14,000,000	9,800,000
		12,549,432

Airlines - 0.15%
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,107,498	1,713,724
Aluminum - 0.52%
Novelis, Inc.
7.25% due 02/15/2015	10,236,000	5,936,880
Apparel & Textiles - 0.23%
Oxford Industries, Inc.
8.875% due 06/01/2011	3,725,000	2,644,750
Auto Parts - 0.71%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)	293,000	146,500
11.25% due 11/01/2015 (h)	7,257,000	2,939,085
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	2,660,000	1,010,800
Visteon Corp.
8.25% due 08/01/2010 (a)	7,089,000	2,197,590
12.25% due 12/31/2016 (a)(h)	10,525,000	1,789,250
		8,083,225

Auto Services - 1.07%
Ashtead Holdings PLC
8.625% due 08/01/2015 (h)	1,505,000	872,900
AutoNation, Inc.
6.7525% due 04/15/2013 (b)	2,430,000	1,543,050
7.00% due 04/15/2014	515,000	334,750
Hertz Corp.
10.50% due 01/01/2016	15,005,000	6,002,000
Penhall International Corp.
12.00% due 08/01/2014 (h)	8,930,000	3,393,400
		12,146,100

Automobiles - 0.69%
Ford Motor Company
7.45% due 07/16/2031	2,355,000	588,750
General Motors Corp.
7.20% due 01/15/2011 (a)	11,820,000	3,191,400
8.375% due 07/15/2033 (a)	18,495,000	4,068,900
		7,849,050

Banking - 1.62%
ATF Capital BV
9.25% due 02/21/2014 (h)	7,890,000	4,734,000
Deutsche Bank AG/London, Series EMTN
zero coupon due 08/10/2009	37,840,000	1,458,011

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Bank PLC, MTN
7.00% due 11/01/2011	$588,536	$537,052
HSBC Bank USA, BKNT
7.00% due 11/01/2011	257,513	203,487
7.00% due 11/01/2011	247,828	195,536
HSBK Europe BV
7.25% due 05/03/2017 (h)	7,660,000	4,366,200
9.25% due 10/16/2013 (h)	530,000	402,800
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(h)	1,864,000	938,709
6.375% due 04/30/2022 (b)	1,573,000	783,794
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (h)	944,000	485,971
7.125% due 01/14/2014 (h)	1,180,000	752,604
7.175% due 05/16/2013 (h)	1,069,000	720,827
TuranAlem Finance BV
8.25% due 01/22/2037 (h)	4,265,000	1,663,350
8.25% due 01/22/2037	2,738,000	1,067,820
		18,310,161

Broadcasting - 0.04%
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,405,000	426,888
Building Materials & Construction - 1.96%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	11,795,000	6,015,450
9.75% due 04/15/2012	7,465,000	6,382,575
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017	820,000	221,400
Nortek, Inc.
10.00% due 12/01/2013 (h)	4,700,000	3,290,000
NTK Holdings, Inc.
10.75% due 03/01/2014	10,440,000	2,401,200
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (h)	5,200,000	3,900,000
		22,210,625

Business Services - 1.76%
Affinion Group, Inc.
10.125% due 10/15/2013	3,110,000	2,130,350
11.50% due 10/15/2015	11,670,000	6,826,950
Ceridian Corp.
11.25% due 11/15/2015 (h)	840,000	441,000
Ceridian Corp., PIK
12.25% due 11/15/2015 (h)	4,200,000	2,016,000
SunGard Data Systems, Inc.
10.25% due 08/15/2015	5,350,000	3,103,000
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (h)	620,000	452,600
11.75% due 05/01/2016 (h)	7,790,000	4,907,700
		19,877,600

Cable & Television - 2.79%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	270,000	221,400
Charter Communications Holdings I LLC
11.00% due 10/01/2015 (a)	24,014,000	6,363,710

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Charter Communications Holdings II LLC
10.25% due 10/01/2013 (a)	$3,338,000	$1,518,790
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,755,000	368,550
12.125 due 01/15/2012	1,840,000	772,800
Charter Communications, Inc.
10.875% due 09/15/2014	10,490,000	7,526,575
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,135,625
8.50% due 06/15/2015 (h)	2,720,000	2,196,400
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	690,300
8.125% due 08/15/2009	2,715,000	2,606,400
8.125% due 07/15/2009	470,000	451,200
DirecTV Holdings LLC
8.375% due 03/15/2013	1,990,000	1,830,800
EchoStar DBS Corp.
6.625% due 10/01/2014	1,860,000	1,329,900
7.75% due 05/31/2015	4,830,000	3,550,050
		31,562,500

Cellular Communications - 1.41%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (h)	3,940,000	4,294,600
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,182,520
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,840,000	1,508,800
True Move Company, Ltd.
10.75% due 12/16/2013 (h)	18,540,000	6,489,000
10.75% due 12/16/2013	700,000	315,754
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	3,600,000	1,629,648
Vimpelcom
8.375% due 04/30/2013 (h)	940,000	517,000
		15,937,322

Chemicals - 0.76%
Georgia Gulf Corp.
10.75% due 10/15/2016 (a)	11,480,000	3,271,800
Huntsman International LLC
7.875% due 11/15/2014	320,000	211,200
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,556,256
Montell Finance Company BV
8.10% due 03/15/2027 (h)	6,515,000	1,042,400
Westlake Chemical Corp.
6.625% due 01/15/2016	800,000	544,000
		8,625,656

Coal - 0.59%
International Coal Group, Inc.
10.25% due 07/15/2014	8,855,000	6,685,525
Commercial Services - 1.76%
American Achievement Corp.
8.25% due 04/01/2012 (h)	695,000	681,100
DI Finance/DynCorp International
9.50% due 02/15/2013 (h)	5,880,000	5,012,700

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	$10,434,000	$8,868,900
Rental Service Corp.
9.50% due 12/01/2014	7,685,000	3,765,650
Ticketmaster
10.75% due 08/01/2016 (h)	3,160,000	1,580,000
		19,908,350

Computers & Business Equipment - 0.28%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,445,000	3,158,100
Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	1,300,000	396,500
Containers & Glass - 1.11%
Berry Plastics Holding Corp.
10.25% due 03/01/2016 (a)	2,050,000	820,000
Graham Packaging Company
9.875% due 10/15/2014	2,950,000	1,858,500
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	5,195,000	3,584,550
Greif, Inc.
6.75% due 02/01/2017	3,165,000	2,658,600
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (h)	1,790,000	1,226,150
Radnor Holdings Corp.
11.00% due 03/15/2010	2,350,000	2,938
Solo Cup Company
8.50% due 02/15/2014	3,945,000	2,445,900
		12,596,638

Correctional Facilities - 0.35%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,278,000
6.75% due 01/31/2014	750,000	671,250
		3,949,250

Crude Petroleum & Natural Gas - 3.45%
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	4,051,175
6.375% due 06/15/2015	815,000	570,500
6.50% due 08/15/2017	2,655,000	1,812,037
6.625% due 01/15/2016	1,000,000	697,500
7.00% due 08/15/2014	425,000	323,000
7.25% due 12/15/2018	6,265,000	4,385,500
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,183,000
8.00% due 05/15/2017	1,760,000	941,600
OPTI Canada, Inc.
7.875% due 12/15/2014	1,435,000	545,300
8.25% due 12/15/2014	6,055,000	2,361,450
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,600,000	2,875,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (h)	1,390,000	979,950
9.125% due 07/15/2013	3,125,000	2,390,625
Quicksilver Resources, Inc.
7.125% due 04/01/2016	2,675,000	1,538,125
8.25% due 08/01/2015	415,000	267,675

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	$3,460,000	$2,214,400
Southwestern Energy Company
7.50% due 02/01/2018 (h)	3,590,000	3,033,550
Turbo Beta, Ltd.
14.50% due 03/15/2018	7,743,756	6,862,904
W&T Offshore, Inc.
8.25% due 06/15/2014 (h)	3,320,000	2,058,400
		39,091,691

Domestic Oil - 1.81%
Exco Resources, Inc.
7.25% due 01/15/2011	8,815,000	6,787,550
SandRidge Energy, Inc.
8.625% due 04/01/2015	9,780,000	6,210,300
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	2,197,350
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,485,000	1,002,375
7.25% due 05/01/2012	5,595,000	4,252,200
		20,449,775

Educational Services - 0.46%
Education Management Corp.
8.75% due 06/01/2014	760,000	551,000
10.25% due 06/01/2016	6,631,000	4,608,545
		5,159,545

Electrical Utilities - 6.53%
AES Corp.
8.00% due 10/15/2017	5,570,000	3,843,300
8.00% due 06/01/2020 (h)	750,000	480,000
8.75% due 05/15/2013 (h)	3,512,000	3,090,560
8.875% due 02/15/2011	2,220,000	1,920,300
9.375% due 09/15/2010	5,000,000	4,300,000
Edison Mission Energy
7.20% due 05/15/2019	3,670,000	2,679,100
7.625% due 05/15/2027	6,410,000	4,358,800
7.75% due 06/15/2016	3,140,000	2,457,050
EEB International Ltd.
8.75% due 10/31/2014 (h)	5,250,000	4,488,750
Energy Future Holdings Corp.
11.25% due 11/01/2017 (h)	55,670,000	29,644,275
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (h)	835,000	634,600
Midwest Generation LLC, Series A
8.30% due 07/02/2009	590,388	565,297
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	6,001,654	5,341,471
Orion Power Holdings, Inc.
12.00% due 05/01/2010	4,515,000	4,379,550
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (h)	10,520,000	5,680,800
		73,863,853

Electronics - 0.27%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,381,875

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electronics (continued)
L-3 Communications Corp., Series B
6.375% due 10/15/2015		$810,000	$672,300
			3,054,175

Energy - 2.28%
Dynegy Holdings, Inc.
7.75% due 06/01/2019		11,010,000	7,321,650
Mirant North America LLC
7.375% due 12/31/2013		1,050,000	908,250
NRG Energy, Inc.
7.25% due 02/01/2014		5,220,000	4,254,300
7.375% due 02/01/2016		11,355,000	9,225,937
7.375% due 01/15/2017		1,305,000	1,053,788
Sonat, Inc.
7.625% due 07/15/2011		2,900,000	2,397,955
VeraSun Energy Corp.
9.375% due 06/01/2017		5,835,000	671,025
			25,832,905

Financial Services - 7.79%
AAC Group Holding Corp.
10.25 due 10/01/2012 (h)		240,000	199,200
Capmark Financial Group, Inc.
5.875% due 05/10/2012		3,080,000	909,090
Citigroup, Inc.
8.40% due 04/29/2049 (b)		5,780,000	3,410,200
Credit Suisse Nassau
6.79% due 10/29/2009 (h)	RUB	93,970,000	3,144,780
7.00% due 10/27/2011 (h)		31,320,000	914,605
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)		$9,075,000	7,527,422
First Data Corp.
9.875% due 09/24/2015 (h)		6,460,000	3,714,500
Ford Motor Credit Company LLC
7.5688% due 01/13/2012 (b)		1,400,000	616,000
8.0688% due 06/15/2011 (b)		7,400,000	3,182,000
9.2025% due 04/15/2009 (b)		5,710,000	4,496,625
12.00% due 05/15/2015		37,210,000	18,154,052
General Motors Acceptance Corp.
5.85% due 01/14/2009		460,000	384,024
8.00% due 11/01/2031		26,750,000	7,035,036
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015		14,775,000	6,057,750
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC
6.6488% due 11/15/2014 (b)		2,215,000	1,085,350
JPMorgan Chase & Company, Series L
7.90% due 12/31/2049		7,405,000	5,812,925
JSG Funding PLC
7.75% due 04/01/2015		1,275,000	854,250
Leucadia National Corp.
8.125% due 09/15/2015		3,650,000	3,166,375
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017		3,110,000	1,617,200
Nell AF SARL
8.375% due 08/15/2015 (h)		4,033,000	615,032
Residential Capital LLC
8.50% due 05/15/2010 (h)		6,879,000	1,994,910
9.625% due 05/15/2015 (h)		6,527,000	669,018

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
SLM Corp., MTN
3.695% due 07/26/2010 (b)	$1,590,000	$1,244,059
5.585% due 10/25/2011 (b)	1,540,000	1,039,500
8.45% due 06/15/2018	7,960,000	5,836,328
TNK-BP Finance SA
6.625% due 03/20/2017 (h)	96,000	39,360
6.625% due 03/20/2017	1,870,000	840,677
7.50% due 07/18/2016 (h)	2,282,000	1,004,080
7.875% due 03/13/2018 (h)	3,020,000	1,298,600
Wells Fargo Capital XV
9.75% due 12/29/2049	1,390,000	1,313,550
		88,176,498

Food & Beverages - 0.64%
Dole Food Company, Inc.
7.25% due 06/15/2010	1,740,000	1,226,700
8.625% due 05/01/2009	3,575,000	3,199,625
8.875% due 03/15/2011	4,325,000	2,811,250
		7,237,575

Funeral Services - 0.24%
Service Corp. International
6.75% due 04/01/2016	95,000	71,725
7.50% due 04/01/2027	2,655,000	1,672,650
7.625% due 10/01/2018	1,310,000	943,200
		2,687,575

Furniture & Fixtures - 0.93%
Norcraft Companies LP
9.00% due 11/01/2011	6,875,000	6,187,500
Norcraft Holdings Capital
9.75 due 09/01/2012	5,395,000	4,316,000
		10,503,500

Gas & Pipeline Utilities - 2.41%
Atlas Pipeline Partners LP
8.75% due 06/15/2018 (h)	5,290,000	3,385,600
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,091,349
El Paso Corp.
7.375% due 12/15/2012	225,000	190,736
7.80% due 08/01/2031	6,395,000	4,060,422
7.875% due 06/15/2012	6,025,000	5,019,488
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (h)	3,140,000	1,978,200
Targa Resources Partners LP
8.25% due 07/01/2016	1,040,000	603,200
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	2,921,417
Williams Companies, Inc.
7.625% due 07/15/2019	3,050,000	2,333,250
7.875% due 09/01/2021	4,070,000	3,093,200
8.75% due 03/15/2032	3,550,000	2,591,500
		27,268,362

Healthcare Products - 1.09%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	2,805,000	1,542,750
Biomet, Inc.
10.375% due 10/15/2017	5,775,000	4,273,500

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Biomet, Inc. (continued)
11.625% due 10/15/2017	$880,000	$660,000
FMC Finance III SA
6.875% due 07/15/2017	3,430,000	2,864,050
Leiner Health Products, Inc.
11.00% due 06/01/2012 (a)	14,530,000	726,500
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	1,300,000	845,000
8.50% due 06/01/2015	1,855,000	1,409,800
		12,321,600

Healthcare Services - 2.61%
CRC Health Corp.
10.75% due 02/01/2016	11,340,000	6,577,200
DaVita, Inc.
6.625% due 03/15/2013	3,050,000	2,699,250
7.25% due 03/15/2015	5,295,000	4,580,175
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012	11,120,000	7,005,600
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015	3,635,000	2,798,950
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,300,000	5,840,000
		29,501,175

Holdings Companies/Conglomerates - 0.33%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (h)	4,557,000	2,643,060
Leucadia National Corp.
7.125% due 03/15/2017	1,370,000	1,133,675
		3,776,735

Homebuilders - 0.57%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	8,490,000	6,494,850
Hotels & Restaurants - 0.83%
Buffets, Inc.
12.50% due 11/01/2014	5,915,000	14,787
Carrols Corp.
9.00% due 01/15/2013	850,000	565,250
CCM Merger, Inc.
8.00% due 08/01/2013 (h)	3,405,000	1,906,800
Denny's Corp.
10.00% due 10/01/2012	2,500,000	1,712,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,120,000	2,308,800
MGM Mirage, Inc.
13.00% due 11/15/2013 (h)	1,210,000	1,010,350
Sbarro, Inc.
10.375% due 02/01/2015 (a)	3,380,000	1,892,800
		9,411,287

Industrial Machinery - 0.37%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	8,040,000	4,180,800
Insurance - 0.25%
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	8,390,000	2,831,625

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil - 1.04%
Corral Finans AB, PIK
6.2525% due 04/15/2010 (b)(h)	$8,876,007	$5,725,025
Gaz Capital for Gazprom
6.51% due 03/07/2022 (h)	1,590,000	810,900
6.51% due 03/07/2022	103,000	59,740
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (h)	2,860,000	2,173,600
Pemex Project Funding Master Trust
9.125% due 10/13/2010	50,000	52,000
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (h)	1,745,000	1,125,525
7.00% due 05/01/2017 (h)	2,950,000	1,829,000
		11,775,790

Leisure Time - 2.72%
Boyd Gaming Corp.
6.75% due 04/15/2014	3,370,000	2,022,000
7.125% due 02/01/2016	2,530,000	1,429,450
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (h)	1,587,000	841,110
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (h)	3,600,000	2,097,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (h)	3,000,000	390,000
Harrah's Operating Company, Inc.
10.75% due 02/01/2016 (h)	420,000	93,450
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (a)(h)	4,810,000	2,260,700
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	7,526,000	2,483,580
Mandalay Resort Group
7.625% due 07/15/2013	1,500,000	510,000
MGM Mirage, Inc.
5.875% due 02/27/2014	1,100,000	561,000
6.625% due 07/15/2015	260,000	137,150
6.75% due 09/01/2012	2,200,000	1,188,000
8.375% due 02/01/2011 (a)	2,800,000	1,351,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014 (a)	2,900,000	1,522,500
Park Place Entertainment Corp.
8.125% due 05/15/2011 (a)	7,780,000	2,645,200
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	364,900
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,222,750
Snoqualmie Entertainment Authority
6.875% due 02/01/2014 (b)(h)	2,315,000	1,365,850
Station Casinos, Inc.
6.00% due 04/01/2012	3,630,000	1,125,300
6.50% due 02/01/2014	500,000	45,000
6.625% due 03/15/2018	1,705,000	153,450
7.75% due 08/15/2016 (a)	6,180,000	1,884,900
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	7,280,000	5,150,600
		30,844,890

Manufacturing - 0.19%
Sequa Corp.
11.75% due 12/01/2015 (h)	2,540,000	1,117,600

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Sequa Corp. (continued)
13.50% due 12/01/2015 (h)	$2,625,725	$997,776
		2,115,376

Medical-Hospitals - 3.37%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,670,000	2,162,700
HCA, Inc.
6.375% due 01/15/2015	5,055,000	2,906,625
7.50% due 12/15/2023	3,050,000	1,539,222
8.75% due 09/01/2010	600,000	555,000
9.25% due 11/15/2016	3,695,000	3,002,188
9.625% due 11/15/2016	19,168,000	13,800,960
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,690,000	4,324,400
6.50% due 06/01/2012	2,015,000	1,470,950
7.375% due 02/01/2013	6,086,000	4,199,340
9.875% due 07/01/2014	5,750,000	4,140,000
		38,101,385

Metal & Metal Products - 0.14%
Noranda Aluminium Holding Corp.
8.345% due 11/15/2014 (b)	13,700,000	1,644,000
Mining - 1.05%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	11,740,000	8,100,600
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,612,000	1,313,116
8.25% due 01/17/2034	1,021,000	981,967
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	2,870,000	1,495,988
		11,891,671

Office Furnishings & Supplies - 0.42%
Interface, Inc.
9.50% due 02/01/2014	3,400,000	2,720,000
10.375% due 02/01/2010	2,110,000	2,036,150
		4,756,150

Paper - 2.62%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (h)	12,415,000	8,690,500
15.50% due 07/15/2010 (h)	10,746,000	3,116,340
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	1,483,500
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	4,845,000	2,616,300
NewPage Corp.
9.4425% due 05/01/2012 (b)	12,510,000	6,567,750
NewPage Holding Corp.
10.265% due 11/01/2013 (b)	3,981,969	1,781,931
Rock-Tenn Company
9.25% due 03/15/2016 (h)	2,730,000	2,347,800
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,280,000	2,164,800
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	2,310,000	854,700
		29,623,621

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 1.60%
Belden & Blake Corp.
8.75% due 07/15/2012	$9,385,000	$6,569,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,098,500
Complete Production Services, Inc.
8.00% due 12/15/2016	3,495,000	2,201,850
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	3,350,000	1,942,351
8.375% due 08/01/2066 (b)	2,800,000	1,750,000
Key Energy Services, Inc.
8.375% due 12/01/2014	4,080,000	2,845,800
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,082,675
SemGroup LP
8.75% due 11/15/2015 (h)	10,803,000	216,060
Tesoro Corp.
6.50% due 06/01/2017	700,000	409,500
		18,116,236

Publishing - 0.76%
Dex Media West LLC
9.875% due 08/15/2013	2,530,000	556,600
Dex Media, Inc.
8.00% due 11/15/2013	25,000	3,250
9.00% due 11/15/2013	3,660,000	475,800
9.00% due 11/15/2013	2,670,000	347,100
Idearc, Inc.
8.00% due 11/15/2016	9,775,000	879,750
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	1,113,750
TL Acquisitions, Inc.
zero coupon, Step to 13.25% on
7/15/2009 due 07/15/2015 (h)	4,540,000	1,963,550
10.50% due 01/15/2015 (h)	6,000,000	3,240,000
		8,579,800

Railroads & Equipment - 1.17%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,159,200
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	10,075,000	8,009,625
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,975,000	2,186,625
7.625% due 12/01/2013	1,150,000	868,250
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	999,050
		13,222,750

Real Estate - 0.94%
Ashton Woods USA
9.50% due 10/01/2015	3,150,000	630,000
Forest City Enterprises, Inc.
7.625% due 06/01/2015	145,000	72,500
Host Marriott LP
7.125% due 11/01/2013	5,100,000	3,710,250
Realogy Corp.
10.50% due 04/15/2014	7,440,000	1,302,000
11.00% due 04/15/2014 (a)	608,956	92,866
12.375% due 04/15/2015	6,010,000	976,625

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Ventas Realty LP
6.50% due 06/01/2016	$675,000	$528,187
6.75% due 04/01/2017	4,390,000	3,292,500
		10,604,928

Retail - 1.25%
Eye Care Centers of America
10.75% due 02/15/2015	3,170,000	2,979,800
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (h)	1,435,000	1,054,725
Michaels Stores, Inc.
10.00% due 11/01/2014 (a)	3,915,000	1,233,225
Stater Brothers Holdings
7.75% due 04/15/2015	1,060,000	848,000
Suburban Propane Partners LP
6.875% due 12/15/2013	10,440,000	7,986,600
		14,102,350

Retail Grocery - 0.20%
Delhaize America, Inc.
9.00% due 04/15/2031	2,430,000	2,244,205
Retail Trade - 1.64%
ACE Hardware Corp.
9.125% due 06/01/2016 (h)	565,000	412,450
American Greetings Corp.
7.375% due 06/01/2016	375,000	298,125
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	6,145,000	3,041,775
Dollar General Corp., PIK
11.875% due 07/15/2017	8,605,000	6,905,513
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	1,770,000	1,505,753
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	860,200
9.00% due 10/15/2015 (h)	12,940,000	5,499,500
		18,523,316

Semiconductors - 0.17%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	560,000	190,400
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	1,110,000	227,550
NXP BV/NXP Funding LLC
7.5025% due 10/15/2013 (b)	1,540,000	381,150
7.875% due 10/15/2014	1,267,000	380,100
Sensata Technologies B.V.
8.00% due 05/01/2014 (h)	1,720,000	774,000
		1,953,200

Steel - 2.07%
Evraz Group SA
8.875% due 04/24/2013 (h)	2,140,000	930,900
9.50% due 04/24/2018 (h)	910,000	391,300
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (h)	4,215,000	3,528,545
7.25% due 10/20/2017	4,530,000	3,726,197
Metals USA Holdings Corp., PIK
9.8825% due 07/01/2012	890,000	244,750
Metals USA, Inc.
11.125% due 12/01/2015	7,850,000	4,827,750

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
Ryerson, Inc.
10.5675% due 11/01/2014 (b)(h)	$230,000	$151,800
12.00% due 11/01/2015 (h)	15,095,000	9,358,900
Tube City IMS Corp.
9.75% due 02/01/2015	445,000	222,500
		23,382,642

Telecommunications Equipment &
Services - 4.22%
Axtel SAB de CV
7.625% due 02/01/2017 (h)	7,200,000	4,896,000
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	350,000	277,375
Citizens Communications Company
7.05% due 10/01/2046	1,000,000	410,000
7.875% due 01/15/2027	3,930,000	1,925,700
9.25% due 05/15/2011	100,000	85,750
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (h)	3,798,000	2,914,965
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	3,360,000	16,800
Inmarsat Finance PLC
10.375 due 11/15/2012	2,535,000	2,224,462
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,120,000	2,511,600
Intelsat Corp.
9.25% due 08/15/2014 (h)	10,500,000	9,056,250
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (h)	3,265,000	2,758,925
11.50% due 06/15/2016 (h)	17,220,000	16,100,700
iPCS, Inc.
5.3175% due 05/01/2013 (b)(h)	3,140,000	2,198,000
Level 3 Communications, Inc.
12.25% due 03/15/2013	2,470,000	1,420,250
True Move Company, Ltd.
10.375% due 08/01/2014 (h)	2,610,000	861,300
World Access, Inc.
13.25% due 01/15/2049	1,455,674	67,325
		47,725,402

Telephone - 4.40%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,115,000	1,205,550
Level 3 Financing, Inc.
6.845% due 02/15/2015 (b)	1,700,000	739,500
9.25% due 11/01/2014	9,775,000	5,131,875
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (h)	9,040,000	6,554,000
Qwest Communications International, Inc.
7.25% due 02/15/2011	25,000	19,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	8,343,000	5,422,950
Sprint Capital Corp.
6.875% due 11/15/2028	12,770,000	6,257,300
7.625% due 01/30/2011	8,595,000	6,188,400
8.375% due 03/15/2012	2,010,000	1,366,800
8.75% due 03/15/2032	5,415,000	2,815,800
Virgin Media, Inc.
9.125% due 08/15/2016	10,555,000	7,441,275

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Windstream Corp.
8.625% due 08/01/2016		$8,560,000	$6,676,800
			49,820,000

Tobacco - 0.70%
Alliance One International, Inc.
8.50% due 05/15/2012		2,870,000	2,138,150
11.00% due 05/15/2012		2,580,000	2,115,600
Altria Group, Inc.
9.70% due 11/10/2018		3,620,000	3,663,140
			7,916,890

Transportation - 0.82%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,399,250
Horizon Lines, Inc.
4.25% due 08/15/2012		5,375,000	3,062,057
Teekay Shipping Corp.
8.875% due 07/15/2011		5,627,000	4,825,152
			9,286,459

Travel Services - 0.02%
Expedia, Inc.
8.50% due 07/01/2016 (h)		475,000	289,750
Trucking & Freight - 0.12%
Saint Acquisition Corp.
9.8988% due 05/15/2015 (b)(h)		7,300,000	839,500
12.50% due 05/15/2017 (a)(h)		4,235,000	566,431
			1,405,931

TOTAL CORPORATE BONDS (Cost $1,572,412,597)			$962,761,281

CONVERTIBLE BONDS - 0.20%
Telecommunications Equipment &
Services - 0.20%
Virgin Media, Inc.
6.50% due 11/15/2016 (h)		5,530,000	2,301,033
TOTAL CONVERTIBLE BONDS (Cost $3,351,819)			$2,301,033

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.17%
Argentina - 0.17%
Republic of Argentina
7.00% due 03/18/2049	EUR	6,100,000,000	540,333
7.00% due 03/18/2049		625,000	99,258
7.625 due 08/11/2007		505,000,000	39,349
8.00% due 02/26/2008		304,137	110,126
8.00% due 10/30/2009		175,000,000	9,689
8.125% due 04/21/2008		625,000	220,763
8.125% due 10/04/2049		375,000	61,937
8.50% due 02/23/2049		2,400,000	456,087
9.00% due 06/20/2049		600,000	94,335
9.25% due 10/21/2049		225,000	37,162
9.50% due 03/04/2049		456,000	76,763
9.75% due 11/26/2049		425,000	105,293

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)
Argentina (continued)
Republic of Argentina (continued)
10.00% due 02/22/2007	EUR	775,000	$131,695
			1,982,790

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,482,084)			$1,982,790

COMMON STOCKS - 0.01%
Household Products - 0.01%
Home Interiors & Gifts, Inc. *		9,260,656	92,606
Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. *		821	161
TOTAL COMMON STOCKS (Cost $2,429,007)			$92,767

PREFERRED STOCKS - 0.68%
Banking - 0.50%
Bank of America Corp., Series L, 7.25%		9,380	5,674,900
Cable & Television - 0.00%
ION Media Networks, Inc., Series B, 12.00%		10	4,000
Financial Services - 0.18%
Citigroup, Inc., Series T, 6.50%		77,700	1,996,890
TOTAL PREFERRED STOCKS (Cost $13,234,158)			$7,675,790

TERM LOANS - 2.77%
Apparel & Textiles - 0.00%
Simmons Holdco, Inc., PIK
8.2044% due 02/15/2012 (b)		2,500,000	25,000
Auto Parts - 0.41%
Allison Transmission, Inc.
5.22% due 08/07/2014 (b)		6,330,161	3,770,966
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)		1,400,000	833,999
			4,604,965

Auto Services - 0.10%
Penhall Holdings, PIK
12.2875% due 04/01/2012 (b)		2,945,924	1,178,370
Banking - 0.35%
HSBC Bank PLC
8.90% due 12/20/2010 (b)		52,153,000	1,105,320
RSHB Capital
9.50% due 02/11/2011 (b)		120,168,000	2,847,699
			3,953,019

Containers & Glass - 0.19%
Berry Plastics Group, Inc.
11.3338% due 06/15/2014 (b)		7,317,108	2,195,132
Domestic Oil - 0.18%
Ashmore Energy
6.7619% due 03/30/2014 (b)		3,544,071	2,002,400
Gas & Pipeline Utilities - 0.19%
Stallion Oilfield Services
8.5063% due 07/31/2012 (b)		4,200,000	2,100,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)
Healthcare Services - 0.26%
Iasis Holdco, Inc., PIK
8.7575% due 06/15/2014 (b)		$5,761,409	$2,880,705
Paper - 0.25%
Georgia Pacific Corp.
5.5119% due 12/20/2012		3,000,000	2,297,499
Verso Paper Holdings, Inc.
10.0119% due 02/01/2013 (b)		1,344,000	571,200
			2,868,699

Publishing - 0.33%
Idearc, Inc.
7.38% due 11/01/2014		1,284,634	418,423
Newsday LLC
9.75% due 08/01/2013		4,000,000	3,320,000
			3,738,423

Telecommunications Equipment &
Services - 0.51%
Wind Acquisition Finance SA, PIK
13.0613% due 12/21/2011 (b)		8,476,978	5,764,345
TOTAL TERM LOANS (Cost $56,726,969)			$31,311,058

WARRANTS - 0.01%
Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		305,000	74,725
TOTAL WARRANTS (Cost $94,550)			$74,725

REPURCHASE AGREEMENTS - 1.94%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 11/28/2008 at 0.17% to be
repurchased at $13,165,186 on
12/01/2008, collateralized by
$13,462,000 Federal Home Loan
Bank, zero coupon, due
12/31/2008 (valued at
$13,428,301, including interest)		$13,165,000	$13,165,000
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/28/2008 at 0.18% to
be repurchased at $8,835,133 on
12/01/2008, collateralized $9,014,000
Federal National Mortgage Association,
zero coupon, due 12/31/2008 (valued at
$9,011,700, including interest)		8,835,000	8,835,000
TOTAL REPURCHASE AGREEMENTS
(Cost $22,000,000)			$22,000,000

SHORT TERM INVESTMENTS - 10.69%
Bank Negara Malaysia Monetary Notes
zero coupon due 12/16/2008 to
12/23/2008	MYR	1,890,000	$520,022
Bank Negara Malaysia Monetary Notes, Series 114
zero coupon due 12/30/2008		540,000	148,643
Bank Negara Malaysia Monetary Notes, Series 119
zero coupon due 12/30/2008		300,000	82,579

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Bank Negara Malaysia Monetary Notes, Series 3508
zero coupon due 02/17/2009	MYR	800,000	$219,158
Bank Negara Malaysia Monetary Notes, Series 3808
zero coupon due 12/16/2008		1,180,000	325,217
Bank Negara Malaysia Monetary Notes, Series 4008
zero coupon due 12/30/2008		5,582,000	1,536,301
Federal Home Loan Mortgage Corp., Discount Notes
zero coupon due 01/23/2009 (a)		$50,000,000	49,896,945
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		68,281,051	68,281,051
TOTAL SHORT TERM INVESTMENTS
(Cost $121,113,064)			$121,009,916
Total Investments (High Yield Fund)
(Cost $1,847,766,023) - 104.64%			$1,184,386,536
Liabilities in Excess of Other Assets - (4.64)%			(52,504,783)
TOTAL NET ASSETS - 100.00%			$1,131,881,753

Index 500 Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 97.11%
Advertising - 0.15%
Interpublic Group of Companies, Inc. *		118,760	$485,728
Monster Worldwide, Inc. *		30,902	354,446
Omnicom Group, Inc.		79,461	2,247,952
			3,088,126
Aerospace - 2.09%
Boeing Company		184,506	7,865,491
General Dynamics Corp.		99,018	5,116,260
Goodrich Corp.		31,182	1,049,274
Lockheed Martin Corp.		82,984	6,398,896
Northrop Grumman Corp.		84,130	3,445,124
Raytheon Company		103,913	5,070,954
Rockwell Collins, Inc.		39,734	1,354,135
United Technologies Corp.		240,366	11,664,962
			41,965,096
Agriculture - 0.76%
Archer-Daniels-Midland Company		160,584	4,396,790
Monsanto Company		137,088	10,857,369
			15,254,159
Air Travel - 0.08%
Southwest Airlines Company		182,933	1,582,370
Aluminum - 0.11%
Alcoa, Inc.		202,739	2,181,472
Apparel & Textiles - 0.47%
Cintas Corp.		32,944	791,315
Coach, Inc. *		83,970	1,503,063
Jones Apparel Group, Inc.		20,795	106,678
Liz Claiborne, Inc.		23,623	67,326
NIKE, Inc., Class B		97,789	5,207,264
Polo Ralph Lauren Corp., Class A		14,170	612,144

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
VF Corp.	21,717	$1,135,582
		9,423,372
Auto Parts - 0.26%
AutoZone, Inc. *	9,537	1,041,631
Genuine Parts Company	40,330	1,578,919
Johnson Controls, Inc.	147,998	2,613,645
		5,234,195
Auto Services - 0.01%
AutoNation, Inc. *	26,859	229,376
Automobiles - 0.24%
Ford Motor Company *	563,642	1,516,197
General Motors Corp. (a)	152,158	797,308
PACCAR, Inc.	90,564	2,524,019
		4,837,524
Banking - 3.09%
Bank of America Corp.	1,250,018	20,312,792
BB&T Corp. (a)	136,961	4,104,721
Comerica, Inc.	37,500	845,625
Fifth Third Bancorp	143,950	1,376,162
First Horizon National Corp.	50,285	537,550
Hudson City Bancorp, Inc.	129,529	2,164,430
Huntington BancShares, Inc.	91,263	730,104
KeyCorp	123,294	1,156,498
M&T Bank Corp. (a)	19,228	1,235,399
Marshall & Ilsley Corp. (a)	64,665	999,074
National City Corp.	521,671	1,048,559
Northern Trust Corp.	55,096	2,528,355
PNC Financial Services Group, Inc.	86,365	4,557,481
Regions Financial Corp.	173,180	1,764,704
Sovereign Bancorp, Inc. * (a)	135,454	334,571
SunTrust Banks, Inc.	88,157	2,797,222
U.S. Bancorp	434,208	11,714,932
Wachovia Corp.	538,096	3,024,100
Zions Bancorp (a)	28,582	911,480
		62,143,759
Biotechnology - 1.27%
Amgen, Inc. *	263,716	14,646,787
Biogen Idec, Inc. *	72,346	3,060,959
Cephalon, Inc. *	16,945	1,245,119
Genzyme Corp. *	66,962	4,286,907
Life Technologies Corp. *	60,509	1,579,285
Millipore Corp. *	13,755	696,828
		25,515,885
Broadcasting - 0.28%
CBS Corp., Class B	169,471	1,128,677
News Corp., Class A	572,268	4,520,917
		5,649,594
Building Materials & Construction - 0.04%
Masco Corp.	89,730	859,613
Business Services - 1.00%
Affiliated Computer Services, Inc., Class A *	24,244	980,670
Automatic Data Processing, Inc.	126,835	5,207,845
Computer Sciences Corp. *	37,722	1,050,935

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Convergys Corp. *	30,365	$190,996
Equifax, Inc.	31,966	813,535
Fiserv, Inc. *	40,887	1,395,882
Fluor Corp.	44,616	2,031,813
H & R Block, Inc.	81,776	1,564,375
Jacobs Engineering Group, Inc. *	30,512	1,366,022
Moody's Corp.	49,202	1,068,175
Paychex, Inc.	79,972	2,260,009
R.R. Donnelley & Sons Company	52,343	667,897
Robert Half International, Inc.	38,861	811,806
Total Systems Services, Inc.	49,271	703,097
		20,113,057
Cable & Television - 0.93%
Comcast Corp., Class A	727,356	12,612,353
DIRECTV Group, Inc. *	136,127	2,996,155
Scripps Networks Interactive, Inc., Class A	22,402	622,552
Viacom, Inc., Class B *	154,763	2,463,827
		18,694,887
Cellular Communications - 0.12%
Motorola, Inc.	564,648	2,433,633
Chemicals - 1.18%
Air Products & Chemicals, Inc.	52,801	2,521,776
Ashland, Inc.	1,953	18,651
CF Industries Holdings, Inc.	14,081	741,083
Dow Chemical Company	230,549	4,276,684
E.I. Du Pont de Nemours & Company	224,865	5,635,117
Eastman Chemical Company	18,081	594,865
PPG Industries, Inc.	40,907	1,796,635
Praxair, Inc.	78,510	4,636,015
Rohm & Haas Company	30,870	2,111,817
Sigma-Aldrich Corp.	31,398	1,353,568
		23,686,211
Coal - 0.16%
CONSOL Energy, Inc.	45,660	1,322,770
Massey Energy Company	21,078	329,239
Peabody Energy Corp.	67,782	1,588,132
		3,240,141
Commercial Services - 0.01%
CB Richard Ellis Group, Inc. *	53,464	243,796
Computer Services - 0.05%
NetApp, Inc. *	81,603	1,101,640
Computers & Business Equipment - 5.59%
Apple, Inc. *	220,805	20,461,999
Cisco Systems, Inc. *	1,472,355	24,352,752
Cognizant Technology Solutions Corp.,
Class A *	72,688	1,395,610
Dell, Inc. *	434,428	4,852,561
EMC Corp. *	516,080	5,454,966
Hewlett-Packard Company	610,440	21,536,323
International Business Machines Corp.	337,694	27,555,830
Juniper Networks, Inc. *	135,478	2,354,608
Lexmark International, Inc. *	19,541	511,583
Metavante Technologies, Inc. *	1	17
Pitney Bowes, Inc.	51,790	1,279,731

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
SanDisk Corp. *	56,084	$448,672
Sun Microsystems, Inc. *	187,674	594,926
Xerox Corp.	217,404	1,519,654
		112,319,232
Construction & Mining Equipment - 0.17%
National Oilwell Varco, Inc. *	104,032	2,943,065
Rowan Companies, Inc.	28,166	488,680
		3,431,745
Construction Materials - 0.15%
The Sherwin-Williams Company (a)	24,593	1,449,266
Vulcan Materials Company (a)	27,376	1,642,012
		3,091,278
Containers & Glass - 0.15%
Ball Corp.	24,099	878,408
Bemis Company, Inc.	24,839	671,150
Pactiv Corp. *	32,632	815,474
Sealed Air Corp.	39,404	623,765
		2,988,797
Cosmetics & Toiletries - 3.28%
Avon Products, Inc.	106,104	2,238,794
Colgate-Palmolive Company	126,054	8,202,334
Estee Lauder Companies, Inc., Class A	28,619	798,470
International Flavors & Fragrances, Inc.	19,581	598,004
Kimberly-Clark Corp.	103,492	5,980,802
Procter & Gamble Company	746,668	48,048,086
		65,866,490
Crude Petroleum & Natural Gas - 2.70%
Apache Corp.	83,362	6,443,883
Cabot Oil & Gas Corp.	25,761	772,057
Chesapeake Energy Corp.	129,921	2,232,043
Devon Energy Corp.	110,119	7,966,008
EOG Resources, Inc.	62,014	5,272,430
Hess Corp.	70,548	3,812,414
Marathon Oil Corp.	175,858	4,603,962
Noble Energy, Inc.	43,045	2,250,393
Occidental Petroleum Corp.	203,657	11,025,990
Pioneer Natural Resources Company	29,825	598,886
Southwestern Energy Company *	85,539	2,939,975
Sunoco, Inc.	29,128	1,157,547
XTO Energy, Inc.	136,920	5,235,821
		54,311,409
Domestic Oil - 0.08%
Range Resources Corp.	38,659	1,603,189
Drugs & Health Care - 0.60%
Wyeth	332,358	11,968,212
Educational Services - 0.10%
Apollo Group, Inc., Class A *	26,471	2,034,032
Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	43,368	1,046,903
Emerson Electric Company	193,404	6,941,270

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Molex, Inc.	35,559	$483,602
		8,471,775
Electrical Utilities - 3.28%
AES Corp. *	167,682	1,289,475
Allegheny Energy, Inc.	42,089	1,483,637
Ameren Corp.	52,394	1,864,179
American Electric Power Company, Inc.	100,263	3,137,229
CenterPoint Energy, Inc.	85,200	1,101,636
CMS Energy Corp.	56,152	570,504
Consolidated Edison, Inc.	68,092	2,750,236
Constellation Energy Group, Inc.	44,449	1,087,667
Dominion Resources, Inc.	144,550	5,322,331
DTE Energy Company	40,652	1,511,848
Dynegy, Inc., Class A *	126,008	280,998
Edison International	81,209	2,712,381
Entergy Corp.	47,750	4,063,525
Exelon Corp.	163,840	9,209,447
FirstEnergy Corp.	75,981	4,450,967
FPL Group, Inc.	101,817	4,964,597
Integrys Energy Group, Inc.	19,049	841,585
Pepco Holdings, Inc.	53,778	967,466
PG&E Corp.	89,370	3,399,635
Pinnacle West Capital Corp.	25,108	763,283
PPL Corp.	93,342	3,163,360
Teco Energy, Inc.	53,025	689,325
The Southern Company	191,970	6,972,350
Wisconsin Energy Corp.	29,142	1,266,511
Xcel Energy, Inc.	111,167	2,091,051
		65,955,223
Electronics - 0.55%
Agilent Technologies, Inc. *	89,117	1,678,073
Amphenol Corp., Class A	44,068	1,023,259
Harman International Industries, Inc.	14,589	219,564
Jabil Circuit, Inc.	52,351	344,470
L-3 Communications Holdings, Inc.	30,264	2,032,833
Thermo Fisher Scientific, Inc. *	104,440	3,726,419
Tyco Electronics, Ltd.	120,893	1,992,317
		11,016,935
Energy - 0.52%
Duke Energy Corp.	315,276	4,905,694
Progress Energy, Inc.	65,301	2,591,797
Sempra Energy	61,410	2,866,005
		10,363,496
Financial Services - 6.89%
American Express Company	288,977	6,736,054
Ameriprise Financial, Inc.	54,071	998,151
Bank of New York Mellon Corp.	285,659	8,629,758
Capital One Financial Corp.	93,652	3,222,565
Charles Schwab Corp.	232,523	4,262,147
CIT Group, Inc.	71,126	237,561
Citigroup, Inc.	1,357,265	11,251,727
CME Group, Inc.	16,724	3,544,652
Discover Financial Services	119,477	1,222,250
E*TRADE Financial Corp. * (a)	133,904	180,770

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federated Investors, Inc., Class B	21,903	$434,775
Fidelity National Information Services, Inc.	47,287	812,391
Franklin Resources, Inc.	37,953	2,305,645
Goldman Sachs Group, Inc.	108,288	8,553,669
IntercontinentalExchange, Inc. *	18,789	1,382,870
Invesco, Ltd.	96,400	1,209,820
Janus Capital Group, Inc.	39,833	324,639
JPMorgan Chase & Company	918,226	29,071,035
Legg Mason, Inc.	35,329	636,629
Leucadia National Corp.	44,107	862,292
MasterCard, Inc., Class A	18,031	2,619,904
Merrill Lynch & Company, Inc.	381,718	5,046,312
Morgan Stanley	276,422	4,077,224
Nasdaq Stock Market, Inc. *	33,885	728,527
NYSE Euronext	66,300	1,578,603
People's United Financial, Inc.	86,468	1,648,945
SLM Corp. *	116,474	1,072,726
State Street Corp.	107,614	4,531,625
T. Rowe Price Group, Inc.	64,492	2,206,271
Wells Fargo & Company	926,329	26,761,645
Western Union Company	181,737	2,411,650
		138,562,832
Food & Beverages - 4.10%
Campbell Soup Company	52,782	1,691,663
Coca-Cola Enterprises, Inc.	79,034	725,532
ConAgra Foods, Inc.	112,913	1,665,467
Dean Foods Company *	37,974	552,902
Dr Pepper Snapple Group, Inc. *	63,231	1,020,548
General Mills, Inc.	83,799	5,293,583
H.J. Heinz Company	77,844	3,023,461
Hershey Company	41,307	1,487,052
J.M. Smucker Company	29,409	1,334,286
Kellogg Company	62,414	2,710,640
Kraft Foods, Inc., Class A	378,390	10,295,992
McCormick & Company, Inc.	32,143	956,897
Pepsi Bottling Group, Inc.	34,041	615,802
PepsiCo, Inc.	390,206	22,124,680
Sara Lee Corp.	176,067	1,616,295
Sysco Corp.	150,047	3,518,602
The Coca-Cola Company	495,482	23,223,241
Tyson Foods, Inc., Class A	74,785	501,808
		82,358,451
Forest Products - 0.10%
Weyerhaeuser Company	52,662	1,981,144
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	40,065	584,949
Gas & Pipeline Utilities - 0.70%
El Paso Corp.	174,774	1,291,580
Nicor, Inc.	11,253	458,897
NiSource, Inc.	68,351	823,630
Questar Corp.	43,216	1,391,123
Spectra Energy Corp.	153,248	2,491,812
Transocean, Inc. *	79,518	5,318,164

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc.	143,634	$2,329,744
		14,104,950
Healthcare Products - 4.04%
Baxter International, Inc.	156,444	8,275,888
Becton, Dickinson & Company	60,710	3,856,906
Boston Scientific Corp. *	374,035	2,307,796
C.R. Bard, Inc.	24,760	2,031,063
Covidien, Ltd.	125,075	4,609,014
DENTSPLY International, Inc.	37,053	966,342
Intuitive Surgical, Inc. *	9,680	1,282,890
Johnson & Johnson	696,528	40,802,610
Medtronic, Inc.	281,228	8,583,079
Patterson Companies, Inc. *	22,702	427,252
St. Jude Medical, Inc. *	85,191	2,387,904
Stryker Corp.	61,661	2,399,846
Varian Medical Systems, Inc. *	31,118	1,255,922
Zimmer Holdings, Inc. *	56,139	2,095,107
		81,281,619
Healthcare Services - 1.61%
Cardinal Health, Inc.	89,519	2,911,158
Coventry Health Care, Inc. *	36,919	460,380
DaVita, Inc. *	26,022	1,307,605
Express Scripts, Inc. *	61,472	3,535,255
Humana, Inc. *	42,096	1,272,562
IMS Health, Inc.	45,331	596,102
Laboratory Corp. of America Holdings *	27,716	1,756,086
McKesson Corp.	68,771	2,402,859
Medco Health Solutions, Inc. *	126,045	5,293,890
Quest Diagnostics, Inc.	39,396	1,834,672
UnitedHealth Group, Inc.	303,499	6,376,514
WellPoint, Inc. *	127,450	4,537,220
		32,284,303
Holdings Companies/Conglomerates - 0.05%
Textron, Inc.	61,948	943,468
Homebuilders - 0.09%
Centex Corp.	30,801	282,137
D.R. Horton, Inc.	68,656	471,667
KB Home	18,760	218,179
Lennar Corp., Class A	35,232	250,500
Pulte Homes, Inc.	53,253	567,144
		1,789,627
Hotels & Restaurants - 1.23%
Darden Restaurants, Inc.	35,006	640,260
Marriott International, Inc., Class A	73,655	1,236,667
McDonald's Corp.	280,326	16,469,152
Starbucks Corp. *	182,103	1,626,180
Starwood Hotels & Resorts Worldwide, Inc.	46,538	784,631
Wyndham Worldwide Corp.	44,235	211,443
Wynn Resorts, Ltd. *	15,319	610,003
Yum! Brands, Inc.	116,830	3,147,400
		24,725,736
Household Appliances - 0.07%
Black & Decker Corp.	14,947	634,351

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Appliances (continued)
Whirlpool Corp.	18,554	$730,656
		1,365,007
Household Products - 0.22%
Clorox Company	34,419	2,036,228
Fortune Brands, Inc.	37,368	1,412,510
Newell Rubbermaid, Inc.	69,068	922,749
		4,371,487
Industrial Machinery - 1.07%
Cameron International Corp. *	54,258	1,144,844
Caterpillar, Inc.	151,723	6,219,126
Cummins, Inc.	50,523	1,292,378
Deere & Company	106,431	3,704,863
Dover Corp.	46,821	1,396,670
Flowserve Corp.	14,302	719,820
Ingersoll-Rand Company, Ltd., Class A	79,393	1,244,882
ITT Corp.	45,300	1,896,258
Manitowoc Company, Inc.	32,472	255,879
Pall Corp.	29,879	821,971
Parker-Hannifin Corp.	41,782	1,716,405
W.W. Grainger, Inc.	16,152	1,139,847
		21,552,943
Industrials - 0.06%
Fastenal Company (a)	32,209	1,240,369
Insurance - 2.54%
Aetna, Inc.	117,547	2,564,876
AFLAC, Inc.	118,696	5,495,625
Allstate Corp.	134,973	3,433,713
American International Group, Inc.	670,192	1,347,086
Aon Corp.	69,209	3,135,168
Assurant, Inc.	29,560	643,521
Chubb Corp.	89,869	4,615,672
CIGNA Corp.	68,509	829,644
Cincinnati Financial Corp.	40,474	1,183,460
Genworth Financial, Inc., Class A	107,943	156,517
Hartford Financial Services Group, Inc.	75,098	634,578
Lincoln National Corp.	64,014	878,912
Loews Corp.	90,254	2,472,057
Marsh & McLennan Companies, Inc.	127,840	3,259,920
MBIA, Inc. (a)	48,731	285,076
MetLife, Inc.	189,850	5,460,086
Principal Financial Group, Inc.	64,595	892,057
Progressive Corp.	168,381	2,529,083
Prudential Financial, Inc.	106,430	2,309,531
The Travelers Companies, Inc.	147,257	6,427,768
Torchmark Corp.	21,742	785,973
Unum Group	86,115	1,283,114
XL Capital, Ltd., Class A	82,449	414,718
		51,038,155
International Oil - 8.75%
Anadarko Petroleum Corp.	116,767	4,793,285
Chevron Corp.	512,077	40,459,204
ConocoPhillips	378,812	19,895,206
Exxon Mobil Corp.	1,294,606	103,762,671
Murphy Oil Corp.	47,466	2,090,877

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Nabors Industries, Ltd. *	69,829	$1,012,521
Noble Corp.	67,080	1,797,073
Weatherford International, Ltd. *	169,652	2,166,456
		175,977,293
Internet Content - 1.07%
Google, Inc., Class A *	59,565	17,450,162
Yahoo!, Inc. *	345,409	3,975,658
		21,425,820
Internet Retail - 0.37%
Amazon.com, Inc. *	79,621	3,399,816
eBay, Inc. *	272,299	3,575,286
Expedia, Inc. *	52,157	438,119
		7,413,221
Internet Software - 0.24%
Akamai Technologies, Inc. *	42,153	517,217
Salesforce.com, Inc. *	25,937	742,317
Symantec Corp. *	209,146	2,516,027
VeriSign, Inc. *	48,158	1,039,731
		4,815,292
Investment Companies - 0.01%
American Capital, Ltd. (a)	51,596	218,767
Leisure Time - 0.75%
Carnival Corp.	108,911	2,287,131
Electronic Arts, Inc. *	79,466	1,514,622
International Game Technology	77,167	826,459
Walt Disney Company	467,700	10,532,604
		15,160,816
Life Sciences - 0.08%
PerkinElmer, Inc.	29,788	537,971
Waters Corp. *	24,672	1,017,227
		1,555,198
Liquor - 0.17%
Brown Forman Corp., Class B	24,444	1,072,847
Constellation Brands, Inc., Class A *	48,313	616,474
Molson Coors Brewing Company, Class B	37,546	1,669,671
		3,358,992
Manufacturing - 3.79%
3M Company	174,224	11,660,812
Danaher Corp.	63,596	3,538,481
Eaton Corp.	41,425	1,919,635
General Electric Company	2,616,095	44,918,351
Harley-Davidson, Inc.	58,655	997,722
Honeywell International, Inc.	185,551	5,169,451
Illinois Tool Works, Inc.	99,678	3,401,013
Rockwell Automation, Inc.	36,289	1,130,402
Snap-on, Inc.	14,316	516,092
Stanley Works	19,585	622,607
Tyco International, Ltd.	115,180	2,407,262
		76,281,828
Medical-Hospitals - 0.01%
Tenet Healthcare Corp. *	103,394	125,107

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 0.12%
Precision Castparts Corp.	34,733	$2,177,759
Titanium Metals Corp. (a)	21,211	179,233
		2,356,992
Mining - 0.30%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	95,702	2,295,891
Newmont Mining Corp.	113,827	3,830,279
		6,126,170
Multimedia - 0.40%
Time Warner, Inc.	893,019	8,081,822
Office Furnishings & Supplies - 0.05%
Avery Dennison Corp.	26,542	825,456
Office Depot, Inc. *	68,541	135,026
		960,482
Paper - 0.17%
International Paper Company	106,568	1,326,772
MeadWestvaco Corp.	42,575	496,424
Plum Creek Timber Company, Inc.	42,653	1,518,020
		3,341,216
Petroleum Services - 1.39%
Baker Hughes, Inc.	76,827	2,675,885
BJ Services Company	73,317	879,071
ENSCO International, Inc.	35,720	1,157,685
Halliburton Company	218,562	3,846,691
Schlumberger, Ltd.	299,000	15,171,260
Smith International, Inc.	53,837	1,574,194
Tesoro Corp.	34,370	315,860
Valero Energy Corp.	130,398	2,392,803
		28,013,449
Pharmaceuticals - 5.70%
Abbott Laboratories	384,231	20,129,862
Allergan, Inc.	76,648	2,888,097
AmerisourceBergen Corp.	39,497	1,238,231
Barr Pharmaceuticals, Inc. *	27,126	1,773,769
Bristol-Myers Squibb Company	493,420	10,213,794
Celgene Corp. *	113,380	5,907,098
Eli Lilly & Company	249,379	8,516,293
Forest Laboratories, Inc. *	75,988	1,837,390
Gilead Sciences, Inc. *	229,289	10,269,854
Hospira, Inc. *	39,743	1,193,482
King Pharmaceuticals, Inc. *	61,437	590,410
Merck & Company, Inc.	534,012	14,268,801
Mylan, Inc. * (a)	75,894	714,162
Pfizer, Inc.	1,680,195	27,605,604
Schering-Plough Corp.	405,179	6,811,059
Watson Pharmaceuticals, Inc. *	26,038	618,402
		114,576,308
Photography - 0.02%
Eastman Kodak Company (a)	66,914	506,539
Publishing - 0.17%
Gannett Company, Inc. (a)	56,858	495,233
McGraw-Hill Companies, Inc.	79,162	1,979,050
Meredith Corp.	9,023	145,631

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
The New York Times Company, Class A (a)	29,028	$218,871
The Washington Post Company, Class B	1,494	591,475
		3,430,260
Railroads & Equipment - 1.00%
Burlington Northern Santa Fe Corp. (a)	70,391	5,392,655
CSX Corp.	101,605	3,783,770
Norfolk Southern Corp.	93,518	4,626,336
Union Pacific Corp.	126,911	6,350,626
		20,153,387
Real Estate - 0.76%
Apartment Investment & Management
Company, Class A, REIT (a)	21,340	244,770
Avalon Bay Communities, Inc., REIT	19,203	1,165,046
Boston Properties, Inc., REIT	29,863	1,594,684
Developers Diversified Realty Corp., REIT	29,978	143,894
Equity Residential, REIT	67,528	2,054,877
HCP, Inc., REIT	62,722	1,296,464
Host Hotels & Resorts, Inc., REIT	129,478	973,675
Kimco Realty Corp., REIT	56,600	800,890
ProLogis, REIT (a)	65,422	250,566
Public Storage, Inc., REIT	31,214	2,181,546
Simon Property Group, Inc., REIT	56,092	2,664,370
Vornado Realty Trust, REIT	34,137	1,824,623
		15,195,405
Retail Grocery - 0.39%
Safeway, Inc.	108,523	2,365,802
SUPERVALU, Inc.	52,941	630,527
The Kroger Company	163,236	4,515,108
Whole Foods Market, Inc. (a)	34,966	369,940
		7,881,377
Retail Trade - 4.80%
Abercrombie & Fitch Company, Class A	21,694	419,345
Bed Bath & Beyond, Inc. *	64,908	1,316,983
Best Buy Company, Inc.	84,193	1,743,637
Big Lots, Inc. *	20,445	358,196
Costco Wholesale Corp.	108,368	5,577,701
CVS Caremark Corp.	357,720	10,348,840
Family Dollar Stores, Inc.	34,819	967,272
GameStop Corp., Class A *	40,716	889,645
Home Depot, Inc.	423,343	9,783,457
J.C. Penney Company, Inc.	55,353	1,051,153
Kohl's Corp. *	75,911	2,479,253
Limited Brands, Inc.	71,132	662,239
Lowe's Companies, Inc.	365,321	7,547,532
Macy's, Inc.	104,822	777,779
Nordstrom, Inc.	39,750	451,958
RadioShack Corp.	32,685	321,947
Sears Holdings Corp. * (a)	14,179	513,989
Staples, Inc.	177,227	3,076,661
Target Corp.	188,099	6,350,222
The Gap, Inc.	117,032	1,523,757
The TJX Companies, Inc.	104,538	2,385,557
Tiffany & Company	30,909	611,689
Walgreen Company	246,729	6,104,075

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Wal-Mart Stores, Inc.	558,910	$31,231,891
		96,494,778
Sanitary Services - 0.37%
Allied Waste Industries, Inc. *	84,466	907,165
Ecolab, Inc.	43,758	1,679,870
Stericycle, Inc. *	21,287	1,219,745
Waste Management, Inc.	122,248	3,569,641
		7,376,421
Semiconductors - 1.99%
Advanced Micro Devices, Inc. * (a)	151,343	357,170
Altera Corp.	74,978	1,102,926
Analog Devices, Inc.	72,394	1,237,937
Applied Materials, Inc.	334,409	3,203,638
Broadcom Corp., Class A *	110,007	1,684,207
Intel Corp.	1,401,285	19,337,733
KLA-Tencor Corp.	43,176	812,141
Linear Technology Corp.	55,216	1,101,559
LSI Logic Corp. *	160,423	429,934
MEMC Electronic Materials, Inc. *	56,305	845,701
Microchip Technology, Inc.	45,894	849,039
Micron Technology, Inc. *	189,690	519,751
National Semiconductor Corp.	48,595	534,545
Novellus Systems, Inc. *	24,713	306,194
NVIDIA Corp. *	138,728	1,036,298
QLogic Corp. *	32,697	347,242
Teradyne, Inc. *	42,089	159,517
Texas Instruments, Inc.	326,737	5,087,295
Xilinx, Inc.	68,904	1,127,270
		40,080,097
Software - 3.31%
Adobe Systems, Inc. *	132,216	3,062,123
Autodesk, Inc. *	56,069	930,185
BMC Software, Inc. *	47,364	1,182,205
CA, Inc.	98,173	1,653,233
Citrix Systems, Inc. *	45,458	1,211,910
Compuware Corp. *	63,532	403,428
Intuit, Inc. *	80,012	1,773,066
Microsoft Corp.	1,957,126	39,573,088
Novell, Inc. *	86,054	391,546
Oracle Corp. *	976,672	15,714,652
Teradata Corp. *	44,491	597,514
		66,492,950
Steel - 0.22%
AK Steel Holding Corp.	27,967	220,380
Allegheny Technologies, Inc. (a)	24,996	573,658
Nucor Corp.	78,907	2,815,402
United States Steel Corp.	29,284	890,234
		4,499,674
Telecommunications Equipment &
Services - 1.09%
American Tower Corp., Class A *	98,190	2,674,696
Ciena Corp. *	22,511	166,581
Corning, Inc.	393,296	3,543,597
Embarq Corp.	35,520	1,159,373

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
JDS Uniphase Corp. *	53,434	$145,340
QUALCOMM, Inc.	409,010	13,730,466
Tellabs, Inc. *	99,095	413,226
		21,833,279
Telephone - 3.57%
AT&T, Inc.	1,468,832	41,949,842
CenturyTel, Inc.	25,511	677,572
Frontier Communications Corp.	78,752	686,717
Harris Corp.	33,449	1,166,701
Qwest Communications International, Inc. (a)	369,965	1,183,888
Sprint Nextel Corp.	711,409	1,984,831
Verizon Communications, Inc.	709,798	23,174,905
Windstream Corp.	109,573	970,817
		71,795,273
Tires & Rubber - 0.02%
Goodyear Tire & Rubber Company *	60,105	386,475
Tobacco - 1.83%
Altria Group, Inc.	513,388	8,255,279
Lorillard, Inc.	43,351	2,619,701
Philip Morris International, Inc.	513,757	21,659,995
Reynolds American, Inc.	42,372	1,740,642
UST, Inc.	36,777	2,528,419
		36,804,036
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	31,295	838,706
Mattel, Inc. *	89,861	1,228,400
		2,067,106
Transportation - 0.20%
C.H. Robinson Worldwide, Inc.	42,376	2,164,566
Expeditors International of Washington, Inc.	53,104	1,775,267
		3,939,833
Trucking & Freight - 1.02%
FedEx Corp.	77,564	5,479,896
Ryder Systems, Inc.	14,071	505,290
United Parcel Service, Inc., Class B	251,285	14,474,016
		20,459,202
Utility Service - 0.19%
Public Service Enterprise Group, Inc.	126,739	3,916,235
TOTAL COMMON STOCKS (Cost $2,340,763,580)		$1,952,185,859

SHORT TERM INVESTMENTS - 8.23%
Federal Home Loan Mortgage Association
Discount Notes
zero coupon due 01/06/2009	$725,000	$724,565
Federal National Mortgage Association Discount
Notes
zero coupon due 02/25/2009 to
03/16/2009	60,500,000	60,405,096
zero coupon due 01/27/2009 to
02/11/2009 (a)	29,446,000	29,392,494
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	73,919,101	73,919,101

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
UBS Finance Delaware LLC
0.50% due 12/01/2008	$990,000	$990,000
TOTAL SHORT TERM INVESTMENTS
(Cost $165,431,256)		$165,431,256
Total Investments (Index 500 Fund)
(Cost $2,506,194,836) - 105.34%		$2,117,617,115
Liabilities in Excess of Other Assets - (5.34)%		(107,379,558)
TOTAL NET ASSETS - 100.00%		$2,010,237,557

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.46%
Chile - 0.39%
Banco Santander	1,001	$5,723
Banco Santander SA	52,587	429,600
		1,344,052
Israel - 0.57%
Koor Industries, Ltd.	225	0
Luxembourg - 0.28%
Reinet Investments SCA	2,402	3,509
South Africa - 1.16%
Reinet Investments SCA	921	1,553
Sappi, Ltd.	6,082	8,990
		3,970,124
Spain - 2.96%
Cintra Concesiones de Infrestructuras de
Transporte SA	242	1,890
Mapfre SA	11	0
		10,142,737
Sweden - 1.38%
Getinge AB	6,000	9,781

COMMON STOCKS - 93.46%
Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,810	18,686
Telecom Argentina SA, ADR, B Shares *	2,416	20,826
		39,512
Australia - 4.15%
AGL Energy, Ltd.	14,618	147,030
Alumina, Ltd.	37,887	31,665
Amcor, Ltd.	23,093	90,492
AMP, Ltd.	60,320	213,892
Aristocrat Leisure, Ltd.	9,363	24,270
Asciano Group	13,391	9,280
Australia and New Zealand
Banking Group, Ltd.	69,809	683,812
Australian Stock Exchange, Ltd.	5,604	114,033
Axa Asia Pacific Holdings, Ltd.	21,366	63,607
Babcock & Brown, Ltd.	6,031	989
Bendigo Bank, Ltd.	7,153	52,480

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
BHP Billiton, Ltd.	113,703	$2,148,648
Billabong International, Ltd.	3,825	26,794
Bluescope Steel, Ltd.	24,826	65,457
Boral, Ltd.	16,590	43,603
Brambles, Ltd.	43,820	209,691
Caltex Australia, Ltd.	3,106	15,166
Centro Properties Group, Ltd. *	20,831	872
Centro Retail Group	32,506	1,919
CFS Gandel Retail Trust	63,945	88,735
Coca-Cola Amatil, Ltd.	20,099	114,586
Cochlear, Ltd.	1,292	47,110
Commonwealth Bank of Australia, Ltd.	47,469	1,068,945
Computershare, Ltd.	12,207	53,115
Crown, Ltd.	10,846	33,318
CSL, Ltd.	20,026	459,307
CSR, Ltd.	26,804	24,074
Dexus Property Group, REIT	76,332	42,146
Fortescue Metals Group, Ltd. *	39,653	54,079
Foster's Group, Ltd.	66,526	240,446
General Property Trust, Ltd.	171,552	106,686
Goodman Fielder, Ltd.	50,836	45,106
Harvey Norman Holding, Ltd.	11,715	16,639
Incitec Pivot, Ltd.	50,675	88,891
James Hardie Industries, Ltd.	10,713	26,859
John Fairfax Holdings, Ltd.	47,696	42,596
Leighton Holdings, Ltd.	4,881	78,734
Lend Lease Corp.	9,135	46,837
Lion Nathan, Ltd.	6,742	38,579
Macquarie Airports, Ltd.	17,250	23,125
Macquarie Goodman Group, Ltd.	131,263	84,038
Macquarie Group, Ltd.	9,570	189,056
Macquarie Infrastructure Group	68,523	79,278
Macquarie Office Trust	45,981	9,131
Metcash, Ltd.	20,343	53,299
Mirvac Group, Ltd.	64,274	58,785
National Australia Bank, Ltd.	63,736	843,944
Newcrest Mining, Ltd.	14,391	230,433
NRMA Insurance Group, Ltd.	61,712	149,383
Nufarm, Ltd.	6,202	37,550
OneSteel, Ltd.	28,397	48,272
Orica, Ltd.	12,430	126,785
Origin Energy, Ltd.	29,129	307,048
Oxiana, Ltd.	101,319	67,774
Perpetual Trust of Australia, Ltd.	899	18,912
Qantas Airways, Ltd.	25,935	39,771
QBE Insurance Group, Ltd.	29,522	463,258
Rio Tinto, Ltd.	9,574	295,027
Santos, Ltd.	18,143	180,875
Sims Group, Ltd.	4,959	44,650
Sonic Healthcare, Ltd.	8,288	73,184
Stockland Company, Ltd.	42,218	124,152
Suncorp-Metway, Ltd.	31,514	163,930
TABCORP Holdings, Ltd.	16,240	75,142
Tattersall's, Ltd.	28,142	46,828
Telstra Corp., Ltd.	154,565	413,334
Toll Holdings, Ltd.	21,404	81,558

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Transurban Group, Ltd. *	38,563	$126,549
Virgin Blue Holdings, Ltd.	12,681	2,688
Wesfarmers, Ltd., Price Protected Shares	4,019	49,572
Wesfarmers, Ltd.	21,696	267,025
Westfield Group	57,826	573,031
Westpac Banking Corp., Ltd.	62,133	735,032
Westpac Banking Corp., Ltd. *	24,973	290,691
Woodside Petroleum, Ltd.	16,295	387,623
Woolworths, Ltd.	41,514	734,148
WorleyParsons, Ltd.	5,077	45,196
		14,200,565
Austria - 0.25%
Erste Bank der Oesterreichischen
Sparkassen AG	6,495	148,888
Oesterreichische Elektrizitaets AG, Class A	2,716	120,646
OMV AG	5,768	146,203
Raiffeisen International Bank Holding AG (a)	1,810	50,685
Strabag SE	2,361	40,998
Telekom Austria AG	12,512	167,096
Voestalpine AG	3,847	81,725
Wiener Staedtische Allgemeine
Versicherung AG	1,338	37,196
Wienerberger Baustoffindustrie AG	3,350	47,532
		840,969
Belgium - 0.52%
Anheuser-Busch Inbev NV *	6,241	75,327
Belgacom SA	5,996	217,347
Colruyt SA	556	120,046
Compagnie Nationale A Portefeuille, ADR	1,550	80,030
Delhaize Group	3,437	206,856
Dexia SA	19,659	86,083
Fortis Group SA	82,022	77,973
Groupe Bruxelles Lambert SA	2,725	201,523
Inbev NV	6,241	102,783
KBC Ancora, ADR	1,044	17,097
KBC Bancassurance Holding NV	5,616	170,827
Mobistar SA *	1,062	72,856
Solvay SA	2,016	144,388
UCB SA	3,846	115,623
Umicore	4,408	79,764
		1,768,523
Bermuda - 0.04%
Central European Media Enterprises, Ltd. *	1,041	14,888
Frontline, Ltd.	1,950	55,942
SeaDrill, Ltd., GDR	9,369	76,463
		147,293
Brazil - 1.26%
All America Latina Logistica SA	12,700	63,063
Aracruz Celulose SA, SADR	845	7,022
B2W Companhia Global Do Varejo	2,100	21,771
Banco do Brasil SA	11,400	70,390
BM&F BOVESPA SA *	42,834	95,250
Brasil Telecom Participacoes SA, ADR	686	28,387
Brasil Telecom Participacoes SA	2,300	55,157

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR,
B Shares * (a)	2,071	$21,833
Centrais Eletricas Brasileiras SA, ADR *	3,447	40,168
Centrais Eletricas Brasileiras SA *	5,000	58,291
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	436	14,384
Cia de Bebidas das Americas, ADR *	743	25,634
Cia de Concessoes Rodoviarias, ADR	4,100	40,063
Cia de Saneamento Basico do Estado de Sao
Paulo *	4,622	46,740
Cia Energetica de Minas Gerais, ADR	5,411	85,656
Cia Vale do Rio Doce	31,606	375,705
Companhia Siderurgica Nacional SA, ADR	7,191	82,840
Companhia Siderurgica Nacional SA	5,866	65,576
Companhia Vale Do Rio Doce, ADR *	17,577	209,869
Companhia Vale Do Rio Doce, SADR	24,806	270,137
Cosan SA Industria e Comercio *	3,405	16,467
CPFL Energia SA	4,100	56,491
Cyrela Brazil Realty SA	8,000	27,082
EDP - Energias do Brasil SA	2,700	29,495
Empresa Brasileira de Aeronautica SA	13,400	49,528
Empresa Brasileira de Aeronautica SA, ADR	1,575	24,460
Gafisa SA	4,887	18,485
Gerdau SA, SADR	11,612	75,710
Gerdau SA	7,058	37,028
Global Village Telecom Holding SA *	2,699	31,466
IronX Mineracao SA *	4,813	60,808
JBS SA	13,126	28,622
LLX Logistica SA *	13,233	6,457
Lojas Renner SA	4,100	23,510
MRV Engenharia e Participacoes SA	2,629	10,217
Natura Cosmeticos SA	4,800	42,695
OGX Petroleo e Gas Participacoes SA *	500	83,119
Perdigao SA *	4,400	67,597
Petroleo Brasileiro SA, ADR	15,342	321,261
Petroleo Brasileiro SA, SADR	21,468	381,701
Petroleo Brasileiro SA	53,184	545,400
Redecard SA	9,667	110,864
Souza Cruz SA	3,200	63,297
Tele Norte Leste Participacoes SA, ADR	5,457	80,109
Tele Norte Leste Participacoes SA	2,500	39,940
Tractebel Energia SA	5,100	42,567
Ultrapar Participacoes SA	2,900	63,861
Unibanco - Uniao de Bancos Brasileiros SA *	20,180	128,437
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	110,043
Usinas Siderurgicas de Minas Gerais
SA, SADR	3,255	33,376
Usinas Siderurgicas de Minas Gerais SA	2,800	25,873
Votorantim Celulose e Papel SA, SADR *	1,189	6,611
		4,320,513
Canada - 6.43%
Addax Petroleum Corp.	2,300	40,596
Agnico-Eagle Mines, Ltd.	4,600	180,224
Agrium, Inc.	4,900	154,088
Alimentation Couche Tard, Inc., ADR	3,500	37,534

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
ARC Energy Trust	2,700	$43,759
Astral Media, Inc.	1,200	24,354
Bank of Montreal	16,500	505,564
Bank of Nova Scotia Halifax	32,600	972,585
Barrick Gold Corp.	29,808	906,594
BCE, Inc.	8,973	180,516
Biovail Corp.	3,200	27,996
Bombardier, Inc. *	51,200	179,171
Brookfield Asset Management, Inc.	16,725	257,443
Brookfield Properties Corp.	7,550	65,747
CAE, Inc.	9,300	47,617
Cameco Corp.	11,100	198,246
Canadian Imperial Bank of Commerce	12,600	506,763
Canadian National Railway Company	15,600	566,918
Canadian Natural Resources, Ltd.	18,400	771,488
Canadian Oil Sands Trust	7,500	155,721
Canadian Pacific Railway, Ltd.	5,500	180,495
Canadian Tire Corp., Ltd.	2,700	97,968
Canadian Utilities, Ltd.	3,000	100,629
CGI Group, Inc. *	7,100	55,932
CI Financial Income Fund	1,500	17,598
Crescent Point Energy Trust *	2,600	57,128
Eldorado Gold Corp. *	7,900	47,711
Empire Company, Ltd.	1,100	41,687
Enbridge, Inc.	11,800	362,506
EnCana Corp.	25,200	1,219,158
Enerplus Resources Fund	5,400	131,713
Ensign Energy Services, Inc.	4,800	56,507
Fairfax Financial Holdings, Ltd.	600	174,165
Finning International, Inc.	6,000	62,845
First Quantum Minerals, Ltd.	2,400	35,414
Fortis, Inc.	5,500	118,630
George Weston, Ltd.	2,000	88,937
Gerdau Ameristeel Corp.	5,700	27,760
Gildan Activewear, Inc. *	4,300	72,811
Goldcorp, Inc.	24,953	704,205
Great-West Lifeco, Inc.	8,500	191,905
Groupe Aeroplan, Inc.	6,736	42,799
Harvest Energy Trust	5,200	55,765
Husky Energy, Inc.	8,100	198,515
IGM Financial, Inc.	4,000	106,434
Imperial Oil, Ltd.	10,900	388,909
ING Canada, Inc., ADR	1,400	36,462
Inmet Mining Corp. *	1,300	20,168
Ivanhoe Mines, Ltd. *	5,800	15,152
Jazz Air Income Fund, ADR *	415	1,241
Kinross Gold Corp.	22,058	337,931
Loblaw Companies, Ltd.	3,900	100,629
Magna International, Inc.	3,800	109,539
Manitoba Telecom Services, Inc. *	1,000	32,253
Manulife Financial Corp. (c)	51,000	986,938
MDS, Inc. *	3,100	22,496
Methanex Corp.	2,600	28,302
Metro, Inc.	3,400	94,582
National Bank of Canada	4,800	159,652
Nexen, Inc.	16,800	345,428

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Niko Resources, Ltd.	1,100	$53,217
Nova Chemicals Corp.	2,100	17,339
Onex Corp.	3,600	51,669
Pan American Silver Corp. *	3,000	44,993
Penn West Energy Trust	11,815	184,627
Petro-Canada	15,900	432,436
Potash Corp. of Saskatchewan, Inc.	10,600	685,470
Power Corp. Of Canada	10,900	224,029
Power Financial Corp. (a)	7,500	154,209
Precision Drilling Trust, ADR	1,200	9,715
Provident Energy Trust	9,400	47,447
QLT, Inc. *	250	524
Research In Motion, Ltd. *	16,800	738,268
RioCan Real Estate Investment Trust	2,600	31,027
Ritchie Bros. Auctioneers, Inc.	3,700	83,207
Rogers Communications, Inc., Class B	16,600	480,519
Royal Bank of Canada	45,400	1,580,690
Saputo, Inc	5,100	94,582
Shaw Communications, Inc.	11,400	202,225
Sherritt International Corp., ADR	10,500	29,124
Shoppers Drug Mart Corp.	7,100	254,414
Silver Wheaton Corp. *	5,900	20,552
Sino-Forest Corp. *	5,700	33,275
Sun Life Financial, Inc.	18,900	421,372
Suncor Energy, Inc.	31,700	731,027
Talisman Energy, Inc.	35,500	355,229
Teck Cominco, Ltd.	15,752	76,205
Telus Corp. - Non Voting Shares	4,900	153,693
Telus Corp.	1,400	44,274
Thomson Corp.	7,100	181,593
TMX Group, Inc.	3,000	60,353
Toronto Dominion Bank Ontario	27,250	1,010,724
TransAlta Corp.	5,700	105,249
Trans-Canada Corp.	18,700	493,058
Trican Well Service, Ltd. *	3,100	20,622
Yamana Gold, Inc.	20,493	123,599
Yellow Pages Income Fund	5,800	35,543
		22,017,922
Chile - 0.39%
Banco Santander Chile SA, ADR	2,667	88,811
Banco Santander SA *	4,006	32,159
Cia Cervecerias Unidas SA, ADR	1,107	31,472
Corpbanca SA, SADR	650	12,103
Distribucion y Servicio D&S SA, ADR	1,566	25,714
Embotelladora Andina SA, ADR, Series A	915	10,098
Embotelladora Andina SA, ADR, Series B	1,006	13,339
Empresa Nacional de Electricidad SA, ADR (a)	7,069	246,355
Enersis SA, SADR	16,935	221,171
Lan Airlines SA, SADR	4,620	39,270
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	7,170	161,253
Vina Concha Y Toro SA, ADR	911	26,984
		1,344,052
China - 1.63%
Air China, Ltd., Class H	83,466	21,580

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Aluminum Corp. of China, Ltd.	154,780	$71,479
Angang New Steel Company, Ltd., Class H	59,012	47,699
Bank of China, Ltd.	908,500	288,827
Bank of Communications Company, Ltd.,
Class H	208,879	138,208
Beijing Capital International Airport Company,
Ltd., Class H	81,211	44,342
Beijing Datang Power Generation
Company, Ltd., Class H	113,136	54,045
BYD Company, Ltd., H Shares	24,494	37,535
Chaoda Modern Agriculture Holdings, Ltd. *	70,399	40,937
China Communications
Construction Company, Ltd.	146,665	161,048
China Communications Services Corp., Ltd.,
Class H	82,000	49,854
China Construction Bank	1,114,118	591,890
China Huiyuan Juice Group, Ltd. *	46,500	55,826
China Life Insurance Company, Ltd.	237,376	612,793
China Merchants Bank Company, Ltd.	91,800	148,463
China National Building Material Company,
Ltd.	58,000	42,201
China Oilfield Services, Ltd., H Shares	52,000	29,819
China Petroleum & Chemical Corp., Class H	570,030	380,202
China Railway Construction Corp.	66,000	89,601
China Railway Group, Ltd. *	146,000	97,159
China Shenhua Energy Company, Ltd.	111,500	211,176
China Shipping Container Lines Company, Ltd.	134,076	16,249
China Shipping Development Company, Ltd.,
Class H	55,568	46,530
China Telecom Corp., Ltd.	480,396	183,716
COSCO Holdings	88,879	49,207
Country Garden Holdings Company, Ltd.	161,000	29,950
Dongfeng Motor Group Company, Ltd.	130,780	30,022
Foxconn International Holdings, Ltd. *	81,000	21,124
Guangdong Investment, Ltd.	96,780	32,215
Guangshen Railway Company, Ltd., Class H	61,211	20,833
Guangzhou R&F Properties Company, Ltd., H
Shares	50,000	31,187
Huaneng Power International, Inc., Class H	120,564	81,250
Industrial & Commercial Bank of China, Ltd.	1,394,000	688,150
Jiangsu Expressway, Ltd.	46,855	34,449
Jiangxi Copper Company, Ltd., Class H	64,925	37,310
Lenovo Group, Ltd.	150,564	35,049
Maanshan Iron & Steel Company, Ltd.	77,925	20,721
PetroChina Company, Ltd., Class H	709,739	586,976
PICC Property & Casualty Company, Ltd.,
Class H *	84,780	29,602
Shanghai Electric Group Company, Ltd. *	133,136	48,014
Shui On Land, Ltd.	71,500	15,677
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	20,891
Tingyi Cayman Islands Holding Corp., GDR	60,000	69,813
Tsingtao Brewery Company, Ltd., Series H	16,000	34,595
Want Want China Holdings, Ltd. *	87,000	35,445
Weichai Power Company, Ltd.	12,800	21,792
Yanzhou Coal Mining Company, Ltd., Class H	63,210	35,143
Zhejiang Expressway Company, Ltd., Class H	54,282	25,882
Zijin Mining Group, Ltd.	151,686	55,300

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class H	11,139	$24,347
		5,576,123
Colombia - 0.05%
BanColombia SA, ADR	7,807	158,794
Czech Republic - 0.15%
CEZ AS	7,067	280,828
Komercni Banka AS	489	74,302
Telefonica Czech Republic AS	4,409	97,376
Unipetrol AS	4,516	26,012
Zentiva NV	603	32,627
		511,145
Denmark - 0.65%
A P Moller Maersk AS, Series A	19	98,054
A P Moller Maersk AS	39	201,195
Carlsberg AS, B Shares	2,400	72,737
Coloplast AS	923	55,410
Danisco AS	1,700	77,621
Danske Bank AS	16,000	188,170
DSV AS, ADR	7,100	77,600
FLS Industries AS, B Shares	1,800	58,039
Jyske Bank *	1,841	42,880
Novo Nordisk AS	15,500	795,854
Novozymes AS, B Shares	1,550	109,528
Topdanmark AS *	650	77,743
TrygVesta AS	997	57,985
Vestas Wind Systems AS *	6,200	281,066
William Demant Holdings AS *	900	29,198
		2,223,080
Egypt - 0.13%
Commercial International Bank	9,439	49,312
Egypt Kuwait Holding Company	23,460	29,965
Egyptian Company for Mobile Services	1,793	39,289
Egyptian Financial Group-Hermes Holding	7,160	22,477
EL Ezz Aldekhela Steel Alexandria	171	22,641
EL EZZ Steel Company	14,640	28,062
ElSwedy Cables Holding Company *	1,960	21,833
Orascom Construction Industries	3,060	68,897
Orascom Telecom Holding SAE	18,486	77,851
Sidi Kerir Petrochemicals Company	9,437	17,580
Talaat Moustafa Group *	21,101	12,199
Telecom Egypt	16,509	44,934
		435,040
Finland - 1.05%
Elisa Oyj, Class A	5,350	77,138
Fortum Corp. Oyj	14,968	300,819
Kesko Oyj	2,700	66,274
Kone Corp. Oyj	5,548	110,141
Metra Oyj, B Shares	3,000	70,369
Metso Oyj	4,600	55,581
Neste Oil Oyj	4,472	63,029
Nokia AB Oyj	128,400	1,819,245
Nokian Renkaat Oyj	4,480	52,617
OKO Bank PLC, Series A	4,700	60,323
Orion Oyj, Series B	3,723	54,557

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Outokumpu Oyj	5,200	$52,485
Rautaruukki Oyj *	3,200	48,932
Sampo Oyj, A Shares	15,041	279,969
Sanoma WSOY Oyj	3,520	49,021
Stora Enso Oyj, Series R	19,800	161,265
UPM-Kymmene Oyj	18,052	260,445
		3,582,210
France - 7.39%
Accor SA	5,994	231,362
Aeroports de Paris	897	51,163
Air France KLM	4,789	62,482
Air Liquide	8,284	706,503
Alcatel-Lucent *	73,858	158,106
Alstom	7,148	383,083
Atos Origin SA	1,722	38,160
AXA Group SA	51,103	971,145
BNP Paribas SA	27,828	1,542,095
Bouygues SA	8,361	343,764
Bureau Veritas SA	1,080	38,750
Cap Gemini SA	4,408	142,144
Carrefour SA	21,588	818,031
Casino Guich-Perrachon SA	1,527	93,498
Christian Dior SA	1,450	66,944
Cie Generale de Geophysique-Veritas *	3,270	54,023
CNP Assurances SA	1,093	70,530
Compagnie de Saint-Gobain SA	9,594	385,884
Compagnie Generale des Etablissements
Michelin, Class B	4,650	223,294
Credit Agricole SA	29,860	333,667
Dassault Systemes SA	2,243	87,112
Eiffage SA	991	45,266
Electricite de France	6,927	404,190
Eramet	138	25,783
Essilor International SA	6,466	259,517
Eurazeo	678	35,248
European Aeronautic Defence &
Space Company (a)	10,486	166,844
Eutelsat Communications *	2,326	48,888
France Telecom SA	61,893	1,592,209
GDF Suez	37,044	1,486,515
GDF Suez	1,386	18
Gecina SA	319	15,770
Groupe DANONE	14,478	834,485
Hermes International SA (a)	2,194	277,236
ICADE	430	27,380
Iliad SA	660	49,602
Imerys SA	796	29,993
JC Decaux SA	1,327	18,767
Klepierre SA	3,546	72,111
Lafarge SA	4,515	249,636
Lagardere S.C.A.	3,996	146,379
Legrand SA, ADR	2,523	40,022
L'Oreal SA	8,197	664,307
LVMH Moet Hennessy SA	8,246	468,649
M6-Metropole Television	1,462	24,606
Natixis	37,902	77,495

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Neopost SA	1,181	$84,661
PagesJaunes Groupe SA	3,253	29,964
Pernod-Ricard SA	5,707	336,558
PPR SA	2,207	105,239
PSA Peugeot Citroen SA	5,018	91,291
Publicis Groupe SA	4,684	109,201
Renault Regie Nationale SA	5,724	126,615
Safran SA	6,632	86,359
Sanofi-Aventis SA	35,587	1,967,330
Schneider Electric SA	7,405	467,485
SCOR SE	6,367	124,919
Societe BIC SA	609	30,976
Societe Des Autoroutes Paris-Rhin-Rhone	899	59,274
Societe Generale	16,135	691,694
Societe Television Francaise 1	2,677	36,826
Sodexho Alliance	3,174	160,251
STMicroelectronics NV	21,779	143,702
Suez Environnement SA *	9,433	161,553
Technip SA	3,265	99,934
Thales SA	3,025	113,454
Total SA	72,041	3,784,868
Unibail-Rodamco, REIT	2,747	369,138
Valeo SA	1,584	19,960
Vallourec SA	1,753	187,147
Veolia Environnement SA	12,267	307,413
Vinci SA	13,762	555,345
Vivendi SA	38,847	1,103,315
Wendel	736	33,717
Zodiac SA	1,000	35,691
		25,286,536
Germany - 5.77%
Adidas-Salomon AG	6,153	191,213
Allianz SE	15,375	1,273,808
Arcandor AG * (a)	0	0
BASF SE	31,280	997,505
Bayer AG	25,936	1,340,474
Bayerische Motoren Werke (BMW) AG	10,490	262,219
Beiersdorf AG	2,980	164,695
Celesio AG	2,977	75,608
Commerzbank AG	22,317	204,572
Daimler AG	29,528	924,940
Deutsche Bank AG	17,973	638,915
Deutsche Boerse AG	6,657	475,493
Deutsche Lufthansa AG	7,756	101,841
Deutsche Post AG	30,817	442,037
Deutsche Postbank AG	2,776	56,607
Deutsche Telekom AG	95,326	1,318,906
E.ON AG	63,700	2,228,025
Fraport AG, ADR	1,246	43,043
Fresenius AG	1,062	52,392
Fresenius Medical Care AG	6,624	288,493
Fresenius SE	2,532	140,289
GEA Group AG	4,996	77,121
Hamburger Hafen und Logistik AG	676	20,106
Hannover Rueckversicherung AG	2,238	51,266
Heidelbergcement AG (a)	912	43,300

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Henkel AG & Company KGaA	3,909	$96,596
Henkel AG & Company KGaA	5,427	153,069
Hochtief AG	1,513	58,533
Hypo Real Estate Holding AG	5,122	18,026
Infineon Technologies AG *	24,878	58,474
K&S AG	4,591	205,667
Linde AG	4,642	338,703
MAN AG	3,416	154,722
Merck KGAA *	2,080	174,123
Metro AG	3,637	111,361
Muenchener Rueckversicherungs-
Gesellschaft AG	6,844	930,049
Puma AG	247	42,054
Q-Cells AG * (a)	1,794	59,831
RWE AG	14,981	1,257,724
Salzgitter AG	1,375	94,929
SAP AG	28,845	983,620
Siemens AG	29,365	1,756,098
Solarworld AG	2,809	50,035
Thyssen Krupp AG	11,090	224,874
TUI AG	6,232	69,399
United Internet AG	4,956	31,987
Volkswagen AG (a)	3,985	1,419,294
Wacker Chemie AG	569	57,356
		19,759,392
Greece - 0.38%
Alpha Bank A.E.	13,064	133,570
Bank of Piraeus SA	10,462	103,208
Coca-Cola Hellenic Bottling Company SA	6,355	98,501
EFG Eurobank Ergas SA	10,407	87,134
Hellenic Petroleum SA	4,660	35,410
Hellenic Telecommunications Organization SA	9,860	143,026
Marfin Financial Group SA Holdings *	20,772	77,611
National Bank of Greece SA	16,464	316,838
OPAP SA	8,010	198,380
Public Power Corp.	4,480	65,960
Titan Cement Company SA	2,180	37,390
		1,297,028
Hong Kong - 2.81%
Agile Property Holdings, Ltd.	63,211	24,553
Alibaba.com, Ltd. * (h)	52,500	29,200
Anhui Conch Cement Company, Ltd., Class H *	15,070	62,775
ASM Pacific Technology, Ltd.	4,500	12,533
Bank of East Asia, Ltd.	49,443	108,119
Beijing Enterprises Holdings, Ltd.	16,714	59,274
Belle International Holdings, Ltd., GDR	108,888	48,289
BOC Hong Kong Holdings, Ltd.	117,500	136,385
Cathay Pacific Airways, Ltd.	33,000	32,076
Cheung Kong Holdings, Ltd.	48,000	455,260
Cheung Kong Infrastructure Holdings, Ltd.	17,000	66,224
China Agri-Industries Holdings, Ltd. *	65,784	23,978
China BlueChemical, Ltd.	68,000	25,197
China CITIC Bank	232,000	78,145
China Coal Energy Company, Series H	111,595	68,042
China Dongxiang Group Company	96,500	27,420

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Everbright, Ltd.	31,784	$32,505
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	23,016
China Insurance International Holdings
Company, Ltd.	26,000	29,989
China Mengniu Dairy Company, Ltd.	46,498	45,974
China Merchants Holdings International
Company, Ltd.	38,694	74,122
China Mobile, Ltd.	203,470	1,868,590
China Overseas Land & Investment, Ltd.	136,921	178,960
China Resource Power Holdings, Ltd.	53,211	107,347
China Resources Enterprises, Ltd.	44,855	69,694
China Resources Land, Ltd.	51,211	59,474
China Travel International Investment
Hong Kong, Ltd.	175,709	22,171
China Unicom, Ltd.	202,416	250,101
China Yurun Food Group, Ltd	38,000	42,510
Chinese Estates Holdings, Ltd.	28,561	21,191
Citic Pacific, Ltd.	39,033	26,683
CLP Holdings, Ltd.	70,000	498,321
CNOOC, Ltd.	520,720	426,932
CNPC Hong Kong, Ltd.	100,000	31,566
Cosco Pacific, Ltd.	38,855	28,803
Denway Motors, Ltd.	175,559	45,664
Dongfang Electrical Machinery Company, Ltd.	6,000	13,481
Esprit Holdings, Ltd.	37,500	177,851
Fosun International	65,500	15,404
Gome Electrical Appliances Holdings, Ltd.	277,708	40,133
Hang Lung Group, Ltd.	30,000	100,021
Hang Lung Properties, Ltd.	72,000	156,291
Hang Seng Bank, Ltd.	24,900	319,587
Harbin Power Equipment Company, Ltd.	24,000	14,766
Henderson Land Development Company, Ltd.	37,508	128,656
Hengan International Group Company, Ltd.,
GDR	22,000	65,947
Hong Kong & China Gas Company, Ltd.	139,870	250,655
Hong Kong Aircraft Engineering Company	1,600	14,508
Hong Kong Electric Holdings, Ltd.	48,500	273,487
Hong Kong Exchange & Clearing, Ltd.	36,000	285,462
Hopewell Holdings, Ltd.	23,000	60,239
Huabao International Holdings, Ltd. *	45,000	28,236
Hutchison Telecommunications
International, Ltd. *	59,000	16,444
Hutchison Whampoa, Ltd.	73,000	369,018
Hysan Development Company, Ltd.	16,071	25,498
Kerry Properties, Ltd.	18,769	41,765
Kingboard Chemical Holdings, Ltd.	14,000	20,913
Li & Fung, Ltd.	75,600	139,260
Li Ning Company, Ltd.	22,749	32,646
Lifestyle International Holdings, Ltd.	15,500	11,266
Link, REIT	68,679	131,526
Mongolia Energy Company, Ltd. *	89,000	24,977
MTR Corp., Ltd.	41,073	91,628
New World Development Company, Ltd.	69,724	55,460
Noble Group, Ltd.	52,400	34,716
NWS Holdings, Ltd.	24,205	27,917
Orient Overseas International, Ltd.	5,000	8,022

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Pacific Basin Shipping, Ltd.	49,000	$21,122
Parkson Retail Group, Ltd.	42,500	39,572
PCCW, Ltd.	99,000	45,446
Ping An Insurance Group Company of China,
Ltd.	44,855	170,078
Shanghai Industrial Holdings, Ltd.	24,070	45,837
Shangri-La Asia, Ltd.	38,000	49,403
Shimao Property Holdings, Ltd., GDR	49,500	29,868
Sino Land Company, Ltd.	49,728	36,977
Sinofert Holdings, Ltd.	76,000	34,000
Sino-Ocean Land Holdings, Ltd.	122,500	42,244
Soho China, Ltd.	73,500	23,880
Sun Hung Kai Properties, Ltd.	46,000	367,148
Swire Pacific, Ltd., Class A	27,000	181,842
Television Broadcasting Company, Ltd.	7,000	24,027
Tencent Holdings, Ltd.	30,000	165,024
Wharf Holdings, Ltd.	39,625	94,866
Wheelock and Company, Ltd.	27,000	51,465
Wing Hang Bank, Ltd.	6,085	28,405
Yue Yuen Industrial Holdings, Ltd.	25,500	46,457
		9,614,524
Hungary - 0.10%
Gedeon Richter Rt.	541	72,478
Magyar Telekom Rt.	18,477	54,560
MOL Magyar Olaj & Gazipari Rt.	1,808	94,817
OTP Bank Rt. *	9,254	136,640
		358,495
India - 0.99%
Bajaj Auto, Ltd., ADR (h)	1,087	5,163
Bajaj Auto, Ltd.	1,087	6,982
Bajaj Finserv, Ltd.	1,087	2,105
Dr. Reddy's Laboratories, Ltd., ADR	11,962	106,103
Grasim Industries, Ltd., ADR (h)	2,801	47,617
ICICI Bank, Ltd., SADR	30,182	429,792
Infosys Technologies, Ltd., ADR	35,867	902,055
Larsen & Toubro, Ltd., ADR (h)	2,732	39,670
Ranbaxy Laboratories, Ltd., ADR	11,751	45,241
Reliance Communication, Ltd., ADR (h)	42,677	185,726
Reliance Energy, Ltd., ADR (a)(h)	447	13,493
Reliance Industries, Ltd., GDR (h)	21,376	983,296
Reliance Natural Resources, Ltd., ADR * (h)	8,956	15,583
Satyam Computer Services, Ltd., ADR	17,159	218,434
State Bank of India GDR	50	2,175
State Bank of India, Ltd., ADR	2,896	125,976
Tata Communications, Ltd., ADR	1,347	21,323
Tata Motors, Ltd., SADR (a)	13,132	59,751
Wipro, Ltd., ADR (a)	24,056	181,863
		3,392,348
Indonesia - 0.22%
Aneka Tambang Tbk PT	82,500	7,066
Astra Agro Lestari Tbk PT	10,000	7,103
Astra International Tbk PT	64,000	54,792
Bank Central Asia Tbk PT	396,500	89,400
Bank Danamon Indonesia Tbk PT	109,500	24,079
Bank Internasional Indonesia Tbk PT	929,500	37,876

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bank Mandiri Tbk PT	256,500	$32,153
Bank Rakyat Indonesia Tbk PT	180,000	51,361
Bumi Resources Tbk PT	594,500	49,933
Indocement Tunggal Prakarsa Tbk PT	23,000	6,749
Indofood Sukses Makmur Tbk PT	105,500	8,580
Indosat Tbk PT	105,000	44,801
International Nickel Indonesia Tbk PT	50,000	8,256
Perusahaan Gas Negara Tbk PT	347,500	53,676
PT Telekomunikiasi Indonesia, ADR	4,500	86,085
Semen Gresik Persero Tbk PT	94,000	25,569
Tambang Batubara Bukit Asam Tbk PT	41,500	24,049
Telekomunikasi Indonesia Tbk PT	162,500	78,459
Truba Alam Manunggal Engineering PT *	180,000	750
Unilever Indonesia Tbk PT	69,000	44,356
United Tractors Tbk PT	92,333	30,878
		765,971
Ireland - 0.30%
Allied Irish Banks PLC - London Exchange	13,463	46,372
Allied Irish Banks PLC	18,191	63,019
Anglo Irish Bank Corp. PLC	29,183	31,685
Bank of Ireland - London Exchange	11,293	21,708
Bank of Ireland	21,227	38,853
C&C Group PLC	179	266
CRH PLC - London Exchange	6,307	138,712
CRH PLC	11,628	254,572
Elan Corp. PLC *	6,440	40,210
Elan Corp. PLC *	10,203	63,598
Experian Group, Ltd.	32,908	200,114
Greencore Group PLC	30	36
Kerry Group PLC	2,619	54,651
Kerry Group PLC	2,401	50,768
Ryanair Holdings PLC, SADR *	1,496	39,285
		1,043,849
Israel - 0.57%
Africa-Israel Investments, Ltd.	311	3,453
Aladdin Knowledge Systems, ADR *	122	920
Alvarion, Ltd., ADR *	649	2,077
Audio Codes, Ltd., ADR *	664	1,255
Bank Hapoalim, Ltd.	32,717	63,960
Bank Leumi Le-Israel, Ltd.	38,799	84,312
Bezek Israeli Telecommunications Corp., Ltd.	40,956	60,174
Cellcom Israel, Ltd.	2,408	55,769
Check Point Software Technologies, Ltd. *	6,435	132,625
Delek Group, Ltd.	273	11,194
Discount Investment Corp.	1,168	9,495
Elbit Systems, Ltd.	841	30,351
Gazit Globe, Ltd.	4,166	19,160
Given Imaging Corp., ADR * (a)	209	1,908
ICL Israel Chemicals, Ltd.	17,003	99,714
IDB Development Corp., Ltd.	1	3
Israel Corp., Ltd.	77	17,279
Israel Discount Bank, Ltd.	28,917	24,655
Koor Industries, Ltd. *	225	3,210
Makhteshim-Agam Industries, Ltd.	10,965	34,015
Nice Systems, Ltd. *	2,378	53,197

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Oil Refineries, Ltd.	23,107	$8,955
Ormat Industries	1,927	12,267
Partner Communications, Ltd.	3,696	57,449
RADWARE, Ltd., ADR *	413	2,796
Syneron Medical, Ltd., ADR *	423	3,092
Teva Pharmaceutical Industries, Ltd.	26,000	1,117,188
United Mizrahi Bank, Ltd.	6,424	31,739
		1,942,212
Italy - 2.70%
A2A SpA	43,914	76,927
Alleanza Assicurazioni SpA	15,696	106,160
Assicurazioni Generali SpA	35,747	863,304
Autogrill SpA	5,120	38,496
Autostrade SpA	9,306	149,825
Banca Carige SpA	28,214	62,926
Banca Intesa SpA - Non convertible	31,537	67,656
Banca Monte dei Paschi Siena SpA	87,735	161,409
Banca Popolare di Milano SpA	14,824	78,243
Banche Popolari Unite SpA	21,170	305,259
Banco Popolare Societa Cooperativa	22,115	202,860
Bulgari SpA	6,916	42,410
Enel SpA	146,199	914,415
Eni SpA	87,904	1,995,204
Fiat SpA	24,754	182,667
Finmeccanica SpA	14,085	176,180
Fondiaria-Sai SpA	2,832	51,512
IFIL - Investments SpA	14,310	41,650
Intesa Sanpaolo SpA	260,171	783,632
Italcementi SpA, RNC	4,453	26,145
Italcementi SpA	2,818	31,219
Lottomatica SpA	2,312	54,773
Luxottica Group SpA	4,975	92,514
Mediaset SpA	26,858	145,419
Mediobanca SpA	16,877	174,067
Mediolanum SpA	9,238	37,754
Parmalat SpA	59,298	96,134
Pirelli & Company SpA	114,450	39,430
Prysmian SpA	4,304	47,917
Saipem SpA	9,404	146,088
Saras SpA Raffinerie Sarde	13,512	50,826
Snam Rete Gas SpA	27,729	145,184
Telecom Italia SpA - RSP	208,497	178,651
Telecom Italia SpA	346,536	471,978
Tenaris SA *	16,787	176,098
Terna SpA	42,718	126,881
UniCredito Italiano SpA	383,262	876,299
Unipol Gruppo Finanziario SpA, ADR	24,906	35,882
		9,253,994
Japan - 17.76%
ABC-MART, Inc. *	1,100	37,513
Acom Company, Ltd. (a)	1,860	73,693
Advantest Corp.	5,200	67,850
AEON Company, Ltd.	21,900	194,562
AEON Credit Service Company, Ltd.	1,600	20,063
Aeon Mall Company, Ltd.	1,700	35,883

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aioi Insurance Company, Ltd.	17,000	$67,737
Aisin Seiki Company	5,800	76,979
Ajinomoto Company, Inc.	23,000	244,451
Alfresa Holdings Corp.	800	35,192
All Nippon Airways Company, Ltd.	24,000	87,435
Alps Electric Company, Ltd.	4,700	20,922
Amada Company, Ltd.	10,000	46,123
Aozora Bank, Ltd.	13,000	14,954
Asahi Breweries, Ltd.	13,200	231,006
Asahi Glass Company, Ltd.	35,000	196,767
Asahi Kasei Corp.	37,000	157,086
ASICS Corp.	4,000	24,234
Astellas Pharmaceuticals, Inc.	16,300	667,137
Bank of Kyoto, Ltd.	10,000	100,909
Benesse Corp.	2,600	109,914
Bridgestone Corp.	20,500	344,703
Brother Industries, Ltd.	7,400	50,495
Canon Sales Company, Inc.	1,800	27,236
Canon, Inc.	35,500	1,071,239
Casio Computer Company, Ltd.	6,000	34,014
Central Japan Railway Company, Ltd.	53	449,223
Chiba Bank, Ltd.	23,000	109,410
Chubu Electric Power Company, Inc.	21,800	600,702
Chugai Pharmaceutical Company, Ltd.	8,200	142,162
Chugoku Bank, Ltd.	6,000	82,875
Chugoku Electric Power Company, Inc.	9,100	225,627
Citizen Watch Company, Ltd.	8,600	39,833
Coca-Cola West Japan Company, Ltd.	2,300	49,071
Cosmo Oil Company, Ltd.	19,000	47,141
Credit Saison Company, Ltd.	4,800	64,094
Dai Nippon Printing Company, Ltd.	19,000	200,729
Daicel Chemical Industries, Ltd.	7,000	31,270
Daido Steel Company, Ltd.	7,000	21,645
Daihatsu Motor Company, Ltd.	7,000	50,784
Daiichi Sankyo Company, Ltd.	23,400	479,780
Daikin Industries, Ltd.	8,400	221,570
Dainippon Ink & Chemicals, Inc.	16,000	27,600
Dainippon Sumitomo Pharma Company, Ltd.	4,000	33,983
Daito Trust Construction Company, Ltd.	2,800	119,493
Daiwa House Industry Company, Ltd.	18,000	151,107
Daiwa Securities Group, Inc.	45,000	230,759
Dena Company, Ltd. (a)	8	19,790
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	27,161
Denso Corp.	16,600	275,705
Dentsu, Inc.	62	110,031
Dowa Mining Company, Ltd.	7,000	21,529
East Japan Railway Company	114	881,830
Eisai Company, Ltd.	8,200	278,721
Electric Power Development Company, Ltd.	4,700	164,012
Elpida Memory, Inc. *	3,500	16,290
FamilyMart Company, Ltd.	2,100	85,623
Fanuc, Ltd.	6,400	395,197
Fast Retailing Company, Ltd.	1,600	183,412
Fuji Electric Holdings Company, Ltd.	15,000	19,486
Fuji Heavy Industries, Ltd.	20,000	60,516
Fuji Photo Film Company, Ltd.	16,500	403,792

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Television Network, Inc.	11	$15,380
Fujitsu, Ltd.	61,000	264,716
Fukuoka Financial Group, Inc.	27,000	87,975
Furukawa Electric Company, Ltd.	23,000	88,665
Gunma Bank	15,000	88,103
Hakuhodo DY Holdings, Inc.	650	33,351
Hankyu Hanshin Holdings, Inc.	43,200	215,087
Haseko Corp.	45,000	38,318
Hikari Tsushin, Inc.	500	8,513
Hino Motors, Ltd.	6,000	12,502
Hirose Electric Company, Ltd.	1,300	117,974
Hisamitsu Pharmaceutical Company, Inc.	2,500	100,753
Hitachi Chemical, Ltd.	3,800	36,670
Hitachi Construction Machinery Company, Ltd.	3,400	38,069
Hitachi High-Technologies Corp.	2,900	54,475
Hitachi Metals, Ltd.	6,000	35,810
Hitachi, Ltd.	113,000	525,240
Hokkaido Electric Power Company, Inc.	6,200	145,140
Hokuhoku Financial Group, Inc.	44,000	91,769
Hokuriku Electric Power Company	6,200	157,714
Honda Motor Company, Ltd.	55,600	1,244,975
Hoya Corp.	13,000	187,028
Ibiden Company, Ltd.	4,000	62,906
Idemitsu Kosan Company, Ltd.	900	55,988
Inpex Holdings, Inc.	28	179,402
Isetan Mitsukoshi Holdings, Ltd. *	10,940	80,420
Ishikawajima-Harima Heavy Industries
Company, Ltd.	50,000	58,945
Isuzu Motors, Ltd.	43,000	53,573
ITO EN, Ltd. (a)	2,800	44,909
Itochu Corp.	48,000	243,611
Itochu Techno-Science Corp.	800	20,540
Iyo Bank, Ltd.	9,000	99,069
J Front Retailing Company, Ltd.	20,000	79,043
JAFCO Company, Ltd.	900	24,536
Japan Airlines System Corp. *	24,000	55,729
Japan Petroleum Exploration Company, Ltd.	800	32,122
Japan Prime Realty Investment Corp., REIT	13	25,807
Japan Real Estate Investment Corp., REIT	13	115,272
Japan Retail Fund Investment Corp., REIT	8	30,135
Japan Tobacco, Inc.	148	544,570
JFE Holdings, Inc.	17,600	428,349
JGC Corp.	7,000	81,318
Joyo Bank, Ltd.	23,000	113,159
JS Group Corp.	7,900	112,063
JSR Corp.	5,900	64,175
Jupiter Telecommunications Company, Ltd. *	100	77,022
Kajima Corp.	31,000	90,687
Kamigumi Company, Ltd.	7,000	54,588
Kaneka Corp.	8,000	36,683
Kansai Electric Power Company, Ltd.	26,200	710,850
Kansai Paint Company, Ltd.	6,000	29,044
Kao Corp.	18,000	515,695
Kawasaki Heavy Industries, Ltd.	52,000	111,982
Kawasaki Kisen Kaisha, Ltd.	18,000	72,515
KDDI Corp.	96	625,704

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keihin Electric Express Railway Company, Ltd.	16,000	$135,151
Keio Electric Railway Company, Ltd.	19,000	102,756
Keisei Electric Railway Company, Ltd.	7,000	36,487
Keyence Corp.	1,300	216,065
Kikkoman Corp.	6,000	67,674
Kinden Corp.	4,000	36,069
Kintetsu Corp. (a)	51,000	203,798
Kirin Brewery Company, Ltd.	27,000	328,856
Kobe Steel Company, Ltd.	80,000	133,482
Komatsu, Ltd.	30,400	365,530
Konami Corp.	3,200	72,267
Konica Minolta Holdings, Inc.	17,500	128,981
Koyo Seiko Company, Ltd.	4,900	36,534
Kubota Corp.	36,000	210,297
Kuraray Company, Ltd.	12,000	97,633
Kurita Water Industries, Ltd.	4,000	94,880
Kyocera Corp.	5,200	325,040
Kyowa Hakko Kogyo Company, Ltd.	7,737	65,719
Kyushu Electric Power Company, Inc.	13,200	312,699
Lawson, Inc.	2,300	115,127
LeoPalace21 Corp.	3,300	31,110
Mabuchi Motor Company, Ltd.	1,300	55,817
Makita Corp.	3,600	70,068
Marubeni Corp.	57,000	200,008
Marui Company, Ltd.	7,100	38,375
Maruichi Steel Tube, Ltd.	1,500	36,092
Matsui Securities Company, Ltd.	5,400	36,186
Matsushita Electric Industrial Company, Ltd.	62,000	752,859
Matsushita Electric Works, Ltd.	13,000	106,591
Mazda Motor Corp.	28,000	48,381
Mediceo Holdings Company, Ltd.	3,800	40,946
Meiji Dairies Corp.	7,000	36,419
Minebea Company, Ltd.	10,000	30,486
Mitsubishi Chemical Holdings Corp., ADR	42,000	175,824
Mitsubishi Corp.	45,000	559,774
Mitsubishi Electric Corp.	64,000	345,529
Mitsubishi Estate Company, Ltd.	39,000	581,772
Mitsubishi Gas & Chemicals Company, Inc.	16,000	61,154
Mitsubishi Heavy Industries, Ltd.	111,000	452,488
Mitsubishi Logistics Corp.	3,000	33,894
Mitsubishi Materials Corp.	35,000	70,744
Mitsubishi Motors Corp. * (a)	119,000	166,210
Mitsubishi Rayon Company, Ltd.	23,000	58,831
Mitsubishi UFJ Financial Group, Inc.	346,010	1,921,447
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,990	33,298
Mitsui & Company, Ltd.	57,000	506,545
Mitsui Chemicals, Inc.	22,000	89,096
Mitsui Engineering & Shipbuilding
Company, Ltd.	18,000	24,678
Mitsui Fudosan Company, Ltd.	28,000	431,708
Mitsui Mining & Smelting Company, Ltd.	12,000	23,182
Mitsui O.S.K. Lines, Ltd.	40,000	212,986
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	12,200	290,939
Mitsui Trust Holdings, Inc.	30,000	112,443
Mitsumi Electric Company, Ltd.	3,500	44,858

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc.	323	$857,565
Mizuho Trust & Banking Company, Ltd.	48,000	55,706
Murata Manufacturing Company, Ltd.	6,800	234,741
Namco Bandai Holdings, Inc.	7,800	77,901
NEC Corp.	67,000	188,361
NEC Electronics Corp. *	700	6,801
NGK INSULATORS, Ltd.	10,000	106,607
NGK Spark Plug Company, Ltd.	7,000	58,820
NHK Spring Company, Ltd.	3,000	10,804
Nidec Corp.	3,900	195,052
Nikon Corp.	11,000	124,472
Nintendo Company, Ltd.	3,300	1,025,929
Nippon Building Fund, Inc., REIT	18	178,672
Nippon Electric Glass Company, Ltd.	10,000	57,236
Nippon Express Company, Ltd.	26,000	116,849
Nippon Meat Packers, Inc.	6,000	75,253
Nippon Mining Holdings, Inc.	28,500	84,291
Nippon Oil Corp.	45,000	169,499
Nippon Paper Group, Inc.	31	103,406
Nippon Sheet Glass Company, Ltd.	22,000	63,866
Nippon Steel Corp.	167,000	522,687
Nippon Telegraph & Telephone Corp.	174	766,235
Nippon Yusen Kabushiki Kaisha	38,000	206,768
NIPPONKOA Insurance Company, Ltd.	23,000	146,111
Nishi-Nippon City Bank, Ltd.	18,000	37,654
Nissan Chemical Industries, Ltd.	4,000	35,260
Nissan Motor Company, Ltd.	73,400	247,333
Nissay Dowa General Insurance Company,
Ltd. *	8,000	37,052
Nisshin Seifun Group, Inc.	5,000	56,158
Nisshin Steel Company	21,000	30,797
Nisshinbo Industries, Inc.	3,000	20,731
Nissin Food Products Company, Ltd.	3,000	106,714
Nitori Company, Ltd.	1,350	95,963
Nitto Denko Corp.	5,400	90,586
NOK Corp.	2,700	20,356
Nomura Holdings, Inc.	59,200	429,777
Nomura Real Estate Holdings, Inc. (a)	2,400	35,937
Nomura Real Estate Office Fund, Inc.	11	64,124
Nomura Research Institute, Ltd.	4,100	77,226
NSK, Ltd.	16,000	59,095
NTN Corp.	14,000	42,499
NTT Data Corp.	46	165,866
NTT DoCoMo, Inc.	531	888,219
NTT Urban Development Corp.	31	31,594
Obayashi Corp.	23,000	131,709
OBIC Company, Ltd.	150	23,599
Odakyu Electric Railway Company, Ltd.	22,000	168,021
Oji Paper Company, Ltd.	27,000	130,533
Olympus Optical Company, Ltd.	7,000	145,518
Omron Corp.	7,300	95,106
Ono Pharmaceutical Company, Ltd.	3,300	145,659
Onward Kashiyama Company, Ltd.	3,000	22,161
Oracle Corp. - Japan (a)	1,000	41,663
Oriental Land Company, Ltd.	1,800	135,391
ORIX Corp.	3,090	192,557

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Osaka Gas Company, Ltd.	65,000	$247,480
Otsuka Corp.	400	18,128
Promise Company, Ltd.	1,700	35,080
Rakuten, Inc.	228	124,987
Resona Holdings, Inc.	165	230,813
Ricoh Company, Ltd.	22,000	229,738
Rohm Company, Ltd.	3,100	147,921
SANKYO Company, Ltd.	2,000	109,531
Santen Pharmaceutical Company, Ltd.	2,900	77,112
Sanyo Electric Company, Ltd. * (a)	51,000	80,924
Sapporo Hokuyo Holdings, Inc.	12	45,523
Sapporo Holdings	10,000	58,643
SBI Holdings, Inc.	668	104,486
Secom Company, Ltd.	6,800	316,506
SEGA SAMMY HOLDINGS, Inc.	5,100	49,263
Seiko Epson Corp.	4,200	60,390
Sekisui Chemical Company, Ltd.	16,000	88,906
Sekisui House, Ltd.	16,000	130,605
Seven & I Holdings Company, Ltd.	29,300	828,620
Sharp Corp.	34,000	229,516
Shikoku Electric Power Company, Inc.	6,200	191,372
Shimadzu Corp.	7,000	46,876
Shimamura Company, Ltd.	600	46,031
Shimano, Inc. *	2,200	81,478
Shimizu Corp.	24,000	126,736
Shin-Etsu Chemical Company, Ltd.	13,900	531,813
Shinko Electric Industries Company, Ltd.	1,600	9,405
Shinko Securities Company, Ltd.	14,000	28,284
Shinsei Bank, Ltd.	56,000	89,735
Shionogi & Company, Ltd.	10,000	218,455
Shiseido Company, Ltd.	11,000	204,870
Shizuoka Bank, Ltd.	21,000	206,669
Showa Denko K.K.	34,000	50,126
Showa Shell Sekiyu K.K.	7,600	63,113
SMC Corp.	2,000	179,051
SOFTBANK Corp.	26,100	356,800
Sojitz Holdings Corp.	34,400	52,602
Sompo Japan Insurance, Inc.	28,000	161,639
Sony Corp. *	34,000	661,352
Sony Financial Holdings, Inc.	32	94,949
Square Enix Company, Ltd.	1,800	51,426
Stanley Electric Corp.	5,300	63,999
Sumco Corp.	4,100	39,772
Sumitomo Chemical Company, Ltd.	49,000	171,580
Sumitomo Corp.	38,300	337,638
Sumitomo Electric Industries, Ltd.	23,700	178,900
Sumitomo Heavy Industries, Ltd.	21,000	78,904
Sumitomo Metal Industries, Ltd.	128,000	329,596
Sumitomo Metal Mining Company, Ltd.	18,000	170,982
Sumitomo Mitsui Financial Group, Inc.	223	809,033
Sumitomo Realty &
Development Company, Ltd.	13,000	191,088
Sumitomo Rubber Industries, Inc.	6,900	63,101
Sumitomo Titanium Corp.	400	10,092
Sumitomo Trust & Banking Company, Ltd.	46,000	208,059
Suruga Bank, Ltd.	8,000	81,035

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Suzuken Company, Ltd.	2,600	$58,265
Suzuki Motor Corp.	11,300	152,675
T&D Holdings, Inc.	6,300	235,014
TAIHEIYO CEMENT CORP.	21,000	29,709
Taisei Corp.	37,000	73,283
Taisho Pharmaceuticals Company, Ltd.	4,000	71,958
Taiyo Nippon Sanso Corp.	10,000	70,312
Takashimaya Company, Ltd.	11,000	79,101
Takeda Pharmaceutical Company, Ltd.	28,000	1,358,802
Takefuji Corp.	2,950	20,681
Tanabe Seiyaku Company, Ltd.	8,000	99,824
TDK Corp.	4,400	149,030
Teijin, Ltd.	30,000	83,343
Terumo Corp.	5,900	273,214
The 77th Bank, Ltd.	14,000	66,308
The Bank of Yokohama, Ltd.	44,000	229,261
The Hachijuni Bank, Ltd.	16,000	82,000
The Hiroshima Bank, Ltd.	13,000	47,018
The Japan Steel Works, Ltd.	11,000	113,369
The Tokyo Electric Power Company, Ltd.	40,600	1,208,112
THK Company, Ltd.	3,400	34,133
Tobu Railway Company, Ltd.	27,000	146,377
Toho Company, Ltd.	4,400	88,492
Toho Gas Company, Ltd.	18,000	104,556
Tohoku Electric Power Company, Inc.	14,400	349,877
Tokio Marine Holdings, Inc.	22,700	549,388
Tokuyama Corp.	9,000	68,815
Tokyo Broadcasting Company, Ltd.	1,000	13,166
Tokyo Electron, Ltd.	5,400	147,227
Tokyo Gas Company, Ltd.	75,000	338,523
Tokyo Steel Manufacturing Company, Ltd.	2,200	20,545
Tokyo Tatemono Company, Ltd.	7,000	23,074
Tokyu Corp.	38,000	151,850
Tokyu Land Corp.	18,000	50,292
TonenGeneral Sekiyu K.K.	11,000	106,132
Toppan Printing Company, Ltd.	18,000	134,733
Toray Industries, Inc.	46,000	223,607
Toshiba Corp.	105,000	384,625
Tosoh Corp.	12,000	25,018
Toto, Ltd. (a)	7,000	43,193
Toyo Seikan Kaisha, Ltd.	5,800	82,423
Toyo Suisan Kaisha, Ltd.	3,000	70,108
Toyoda Gosei Company, Ltd.	1,400	17,682
Toyota Boshoku Corp.	1,800	14,475
Toyota Industries Corp.	5,600	109,630
Toyota Motor Corp.	93,200	2,987,472
Toyota Tsusho Corp.	7,300	69,328
Trend Micro, Inc.	3,500	102,124
Tsumura & Company, Ltd.	2,300	73,855
Ube Industries, Ltd.	33,000	66,001
UNI Charm Corp.	1,400	96,505
UNY Company, Ltd.	7,000	61,614
Ushio, Inc.	4,800	57,074
USS Company, Ltd.	1,080	67,677
West Japan Railway Company, Ltd.	56	248,588
Yahoo Japan Corp.	522	170,067

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yakult Honsha Company, Ltd.	2,800	$51,468
Yamada Denki Company, Ltd.	3,100	160,746
Yamaguchi Financial Group, Inc.	6,000	56,634
Yamaha Corp.	5,700	52,634
Yamaha Motor Company, Ltd.	7,100	67,397
Yamato Kogyo Company, Ltd.	1,500	33,648
Yamato Transport Company, Ltd.	14,000	182,717
Yamazaki Baking Company, Ltd.	3,000	39,829
YASKAWA Electric Corp.	8,000	34,985
Yokogawa Electric Corp.	9,700	50,972
		60,814,249
Luxembourg - 0.28%
ArcelorMittal (a)	28,834	694,694
Millicom International Cellular SA, ADR *	1,868	68,955
Reinet Investments SCA *	2,402	19,653
SES, ADR	10,320	181,344
		968,155
Malaysia - 0.51%
AirAsia BHD *	17,100	5,251
AMMB Holdings BHD	66,500	37,921
Asiatic Development BHD	12,400	11,193
Berjaya Sports Toto BHD	37,100	49,019
British American Tobacco Malaysia BHD	5,100	63,044
Bursa Malaysia BHD	7,600	11,052
Commerce Asset Holdings	81,000	133,560
Digi.Com BHD	10,400	59,466
Gamuda BHD	49,500	23,190
Genting BHD	70,500	79,654
Hong Leong Bank BHD	11,600	16,064
Hong Leong Credit BHD	4,400	4,620
IGB Corp. BHD	13,900	4,731
IJM Corp. BHD *	30,900	21,474
IOI Corp. BHD	120,300	108,171
KLCC Property Holdings BHD	8,900	6,732
KNM Group BHD	100,800	14,963
Kuala Lumpur Kepong BHD	13,400	31,000
Lafarge Malayan Cement BHD	7,380	6,379
Malayan Bank BHD	79,350	113,183
Malaysian Airline System BHD	7,200	5,094
Malaysian Plantations BHD	32,900	17,496
MISC BHD	42,600	98,709
MMC Corp. BHD	44,200	16,508
Parkson Holdings BHD	18,700	17,604
Petronas Dagangan BHD	5,200	10,341
Petronas Gas BHD	16,800	45,060
PLUS Expressways BHD	69,700	53,538
PPB Group BHD	19,400	45,873
Public Bank BHD	39,000	90,502
Resorts World BHD	114,600	74,159
RHB Capital BHD	28,700	29,885
Sime Darby BHD	79,238	128,281
SP Setia BHD	18,450	13,846
Tanjong PLC	5,000	17,287
Telekom Malaysia, BHD	30,000	25,872
Tenaga Nasional BHD	48,600	79,368

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
TM International Bhd *	46,500	$48,670
UEM Land Holdings BHD *	20,250	3,185
UMW Holdings BHD	24,700	35,173
YTL Corp. BHD	27,300	49,831
YTL Power International BHD	94,003	48,026
		1,754,975
Mexico - 0.88%
Alfa SA de CV	7,800	14,273
America Movil SA de CV	397,500	608,615
America Movil SAB de CV, Series L, ADR	10,617	318,510
Banco Compartamos SA de CV, ADR	5,400	8,066
Carso Global Telecom SAB de CV *	24,100	80,099
Cemex SA de CV, SADR *	8,480	58,936
Cemex SA de CV *	191,953	136,771
Coca-Cola Femsa SA de CV	10,100	35,387
Desarrolladora Homex SA de CV *	5,500	15,856
Empresas ICA Sociedad
Controladora SA de CV *	13,100	18,678
Fomento Economico Mexicano SA de CV	76,800	212,234
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	12,000	26,538
Grupo Bimbo SA de CV	12,300	57,876
Grupo Carso SA de CV	20,301	49,430
Grupo Elektra SA de CV	2,500	93,360
Grupo Financiero Banorte SA de CV	49,996	81,030
Grupo Financiero Inbursa SA de CV	26,733	70,002
Grupo Mexico SA	139,189	87,325
Grupo Modelo SA	16,500	43,514
Grupo Televisa SA, SADR	6,344	94,272
Grupo Televisa SA	65,800	200,216
Industrias Penoles SA de CV	3,400	29,432
Kimberly-Clark de Mexico SA de CV	21,800	68,385
Telefonos de Mexico SA de CV	209,900	188,908
Telmex Internacional SAB de CV	233,600	116,896
Urbi Desarrollos Urbanos SA de CV *	15,400	22,889
Wal-Mart de Mexico SA de CV, Series V	98,288	267,945
		3,005,443
Netherlands - 1.77%
Aegon NV	47,734	226,723
Akzo Nobel NV	9,361	319,983
ASML Holding NV	14,737	224,830
Corio NV	1,689	77,155
DSM NV	4,773	110,666
Fugro NV	2,283	72,740
Heineken Holding NV	4,137	107,489
Heineken NV	8,618	237,787
ING Groep NV	67,742	571,747
Koninklijke (Royal) KPN NV	61,387	847,873
Koninklijke (Royal) Philips Electronics NV	34,971	570,741
Koninklijke Ahold NV	40,890	455,856
Koninklijke Boskalis Westinster NV	2,160	61,806
Randstad Holdings NV	3,658	68,454
Reed Elsevier NV	21,246	251,204
SBM Offshore NV	5,539	86,630
SNS Reaal	5,780	35,814
TNT Post Group NV	13,360	279,899

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Unilever NV	54,820	$1,279,770
Wolters Kluwer NV	10,241	173,463
		6,060,630
New Zealand - 0.07%
Auckland International Airport, Ltd.	27,486	26,575
Contact Energy, Ltd.	8,111	30,230
Fletcher Building, Ltd.	20,120	62,166
Sky City Entertainment Group, Ltd.	13,131	22,858
Telecom Corp. of New Zealand, Ltd.	67,401	92,075
		233,904
Norway - 0.42%
Aker Kvaerner ASA	5,371	31,081
Den Norske Bank ASA	26,000	99,020
Lighthouse Caledonia ASA *	530	153
Norsk Hydro ASA	22,384	81,623
Orkla ASA	29,886	172,815
Renewable Energy Corp. ASA *	5,179	48,861
Statoil ASA	43,840	743,758
Telenor ASA	28,800	156,710
Yara International ASA	6,800	113,252
		1,447,273
Peru - 0.07%
Cia de Minas Buenaventura SA	5,080	85,309
Compania de Minas Buenaventura SA, ADR	2,732	49,176
Credicorp SA	800	35,000
Credicorp, Ltd., ADR	967	42,258
Southern Peru Copper Corp.	2,667	36,938
		248,681
Philippines - 0.09%
Ayala Corp.	8,363	33,248
Ayala Land, Inc.	118,600	15,154
Banco De Oro	49,014	23,700
Bank of the Philippine Islands	58,268	50,506
Globe Telecommunications, Inc.	690	11,681
International Container Terminal Services, Inc.	20,878	6,643
Jollibee Foods Corp.	9,000	7,131
Manila Electric Company	9,142	10,888
Metropolitan Bank & Trust Company	12,800	6,460
Philippine Long Distance Telephone Company	2,190	103,752
PNOC Energy Development Corp.	132,801	6,966
SM Investments Corp.	3,594	13,502
SM Prime Holdings, Ltd.	84,941	12,580
		302,211
Poland - 0.28%
Bank Millennium SA	18,629	20,245
Bank Pekao SA	4,032	151,973
Bank Zachodni WBK SA	915	32,894
Boryszew SA *	550	348
BRE Bank SA *	340	24,080
Cersanit-Krasnystaw SA *	5,273	24,247
Computerland SA *	160	1,381
Getin Holding SA *	12,724	21,350
Globe Trade Centre SA *	4,447	24,137
Grupa Lotos SA *	2,585	10,812

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA	3,699	$36,394
Orbis SA	661	7,605
PBG SA *	489	34,418
Polimex Mostostal SA	10,270	10,940
Polish Oil & Gas Company	41,373	49,235
Polski Koncern Naftowy Orlen SA	10,957	96,650
Powszechna Kasa Oszczednosci Bank
Polski SA	17,163	186,323
Softbank SA	1,956	31,776
Telekomunikacja Polska SA	22,584	148,959
TVN SA	7,137	32,136
		945,903
Portugal - 0.24%
Banco Comercial dos Acores SA * (a)	88,835	90,674
Banco Espirito Santo SA	7,412	54,757
Brisa Auto Estrada, SA (a)	9,899	74,462
Cimpor-Cimentos De Portugal SA (a)	9,705	45,136
EDP Renovaveis SA *	8,841	55,289
Electricidade de Portugal SA	59,984	204,060
Galp Energia SGPS SA	7,421	81,495
Jeronimo Martins, SGPS SA	8,639	45,163
Portugal Telecom, SGPS, SA	20,182	149,947
PT Multimedia.com, SGPS, SA (a)	5,671	27,655
		828,638
Russia - 1.07%
Comstar United Telesystems, GDR *	9,964	22,419
Federal Grid Company Unified Energy
System JSC *	1,540	295,914
JSC MMC Norilsk Nickel, ADR	28,523	210,498
Lukoil Oil Company, ADR (a)	15,423	485,824
Magnitogorsk Iron & Steel Works, GDR	12,256	45,347
Mechel Steel Group, ADR (a)	6,193	38,830
Mobile Telesystems, SADR	6,958	206,235
NovaTek OAO, ADR	2,841	61,620
Novolipetsk Steel, ADR	6,267	62,043
OAO Gazprom, SADR	61,983	1,072,306
OAO Gazprom, SADR	16,136	283,390
Polyus Gold Company ZAO, SADR	3,630	31,763
Rosneft Oil Company, GDR *	19,280	76,542
Rostelecom, ADR	2,115	89,465
Sberbank, ADR	2,294	189,255
Severstal, ADR	4,900	14,945
Sibirtelecom, ADR	424	1,162
Sistema JSFC, Reg. S, Spons. GDR	4,848	27,345
Surgutneftegaz, ADR	24,723	157,980
Tatneft, ADR	2,135	72,590
UralsvyAzinform, ADR	1,471	3,530
Vimpel-Communications, SADR	16,231	154,194
VolgaTelecom, ADR	1,172	1,735
VTB Bank OJSC, GDR	26,491	59,061
Wimm-Bill-Dann Foods OJSC, ADR *	663	15,799
		3,679,792
Singapore - 0.77%
Ascendas, REIT *	33,000	32,604
Capitaland, Ltd.	59,000	109,036

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaMall Trust *	48,000	$54,289
City Developments, Ltd.	17,000	65,763
ComfortDelGro Corp., Ltd.	63,000	56,880
Cosco Corp. Singapore, Ltd.	31,000	14,712
DBS Group Holdings, Ltd.	38,000	237,993
Fraser and Neave, Ltd.	32,000	60,590
Genting International PLC *	117,000	30,697
Golden Agri-Resources, Ltd.	181,000	27,093
Jardine Cycle and Carriage, Ltd.	6,254	43,580
Keppel Corp., Ltd.	46,210	129,469
Neptune Orient Lines, Ltd.	17,000	11,791
Olam International, Ltd.	41,500	25,961
Oversea-Chinese Banking Corp., Ltd.	84,000	287,710
Parkway Holdings, Ltd.	33,951	29,089
SembCorp Industries, Ltd.	40,000	58,876
SembCorp Marine, Ltd.	28,600	30,487
Singapore Airlines, Ltd.	19,140	132,580
Singapore Exchange, Ltd.	28,000	91,603
Singapore Press Holdings, Ltd.	51,000	120,109
Singapore Technologies Engineering, Ltd.	52,000	81,489
Singapore Telecommunications, Ltd.	263,950	447,467
United Overseas Bank, Ltd.	42,000	369,161
United Overseas Land, Ltd.	18,000	24,557
Wilmar International, Ltd.	27,000	50,104
		2,623,690
South Africa - 1.16%
ABSA Group, Ltd.	8,122	83,937
Adcock Ingram Holdings, Ltd. *	3,884	13,871
African Bank Investments, Ltd.	14,629	39,967
African Rainbow Minerals, Ltd.	2,661	26,922
Anglo Platinum, Ltd.	2,270	105,673
AngloGold Ashanti, Ltd.	8,536	187,308
Aspen Pharmacare Holdings, Ltd. *	4,629	17,308
Aveng, Ltd.	8,562	24,899
Barloworld, Ltd.	5,005	22,351
Bidvest Group, Ltd. *	6,269	59,439
British American Tobacco PLC *	5,875	147,744
Discovery Holdings, Ltd., ADR	1	2
FirstRand, Ltd.	93,105	153,203
Foschini, Ltd.	4,844	20,787
Gold Fields, Ltd.	17,655	146,148
Growthpoint Properties, Ltd.	49,838	75,272
Harmony Gold Mining Company, Ltd. *	8,392	72,109
Hulamin, Ltd.	83	120
Impala Platinum Holdings, Ltd.	16,652	207,505
Imperial Holdings, Ltd.	4,211	21,128
Investec, Ltd.	4,018	17,323
Kumba Iron Ore, Ltd.	1,848	29,333
Kumba Resources, Ltd.	2,815	20,206
Liberty Holdings, Ltd.	2,755	16,762
Massmart Holdings, Ltd.	4,714	37,736
Mittal Steel South Africa, Ltd.	4,928	42,667
MTN Group, Ltd.	52,532	549,334
Murray & Roberts Holdings, Ltd.	7,152	35,054
Naspers, Ltd.	12,330	190,130
Nedbank Group, Ltd.	4,908	45,907

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Network Healthcare Holdings, Ltd. *	29,089	$22,416
Pick'n Pay Stores, Ltd.	4,684	15,163
Pretoria Portland Cement Company, Ltd.	13,256	40,753
Reinet Investments SCA *	9,216	8,420
Remgro, Ltd.	14,468	106,395
Reunert, Ltd.	4,168	19,078
RMB Holdings, Ltd.	26,168	69,973
Sanlam, Ltd.	53,995	89,019
Sappi, Ltd.	5,068	18,175
Sasol, Ltd.	19,917	571,591
Shoprite Holdings, Ltd.	10,263	46,373
Standard Bank Group, Ltd.	38,600	334,065
Steinhoff International Holdings, Ltd. *	23,609	25,175
Telkom SA, Ltd.	7,148	72,604
Tiger Brands, Ltd.	3,884	52,988
Truworths International, Ltd.	10,796	34,168
Woolworths Holdings, Ltd.	18,895	23,080
		3,970,124
South Korea - 1.98%
Amorepacific Corp.	130	56,199
Asiana Airlines	676	1,530
Cheil Industries, Inc.	1,810	49,228
CJ CheilJedang Corp. *	238	27,475
Daegu Bank	4,210	20,001
Daelim Industrial Company	820	18,565
Daewoo Engineering & Construction
Company, Ltd.	7,109	39,855
Daewoo International Corp.	1,220	14,874
Daewoo Securities Company, Ltd.	3,770	27,040
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,760	28,636
DC Chemical Company, Ltd.	390	53,304
Dongbu Insurance Company, Ltd.	1,320	13,980
Dongkuk Steel Mill Company, Ltd.	1,380	21,726
Doosan Corp. *	310	15,011
Doosan Heavy Industries and Construction
Company, Ltd.	1,150	41,327
Doosan Infracore Company, Ltd.	2,880	25,583
GS Engineering & Construction Corp.	1,370	46,340
GS Holdings Corp.	1,810	26,875
Hana Financial Group, Inc.	4,350	51,972
Hanjin Heavy Industries & Construction
Company, Ltd.	781	10,629
Hanjin Shipping Company, Ltd.	2,640	28,526
Hankook Tire Company, Ltd.	4,330	40,783
Hanwha Chem Corp.	1,584	5,394
Hanwha Corp.	1,930	24,330
Hite Holdings Company, Ltd.	183	2,240
Hite Holdings Company, Ltd. *	145	17,817
Honam Petrochemical Corp.	780	23,578
Hynix Semiconductor, Inc. *	10,290	52,075
Hyosung Corp.	840	19,552
Hyundai Department Store Company, Ltd.	680	25,547
Hyundai Development Company	2,470	51,229
Hyundai Engineering & Construction
Company, Ltd.	1,840	63,031

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Heavy Industries	1,370	$144,121
Hyundai Mipo Dockyard	360	31,375
Hyundai Mobis	1,950	82,307
Hyundai Motor Company, Ltd.	5,240	148,398
Hyundai Securities Company, Ltd.	4,428	22,467
Hyundai Steel Company	1,730	39,031
Industrial Bank of Korea	6,000	28,493
Kangwon Land, Inc.	4,780	39,016
KB Financial Group Inc *	7,207	148,163
KCC Corp.	200	35,002
Kia Motors Corp. *	6,270	30,001
Korea Electric Power Corp.	9,163	171,937
Korea Exchange Bank	8,520	41,928
Korea Express Company, Ltd. *	480	28,155
Korea Gas Corp.	780	29,981
Korea Investment Holdings Company, Ltd.	1,940	33,150
Korea Line Corp.	240	9,396
Korea Zinc Company, Ltd.	290	13,727
Korean Air Lines Company, Ltd.	1,587	41,880
Korean Reinsurance Company, Ltd.	12	73
KT Corp.	4,480	100,789
KT Freetel Company, Ltd. *	3,090	60,011
KT&G Corp.	3,820	211,454
Kumho Industrial Company, Ltd.	960	8,216
LG Chem, Ltd.	1,653	78,456
LG Corp.	3,110	88,133
LG Dacom Corp.	2,070	27,564
LG Electronics, Inc.	3,240	173,495
LG Household & Health Care, Ltd.	350	39,831
LG Philips LCD Company, Ltd., ADR	2,120	14,946
LG Philips LCD Company, Ltd.	5,506	75,354
LG Telecom, Ltd.	5,209	38,463
Lotte Confectionery Company, Ltd.	20	16,666
Lotte Shopping Company, Ltd.	370	45,306
LS Cable, Ltd.	500	23,791
Mirae Asset Securities Company, Ltd.	985	42,663
NHN Corp. *	1,290	107,573
POSCO, SADR	4,007	231,404
POSCO	1,620	363,386
Pusan Bank	4,290	17,724
S1 Corp.	840	29,505
Samsung Card Company, Ltd.	1,190	28,920
Samsung Corp.	4,317	116,684
Samsung Electro-Mechanics Company, Ltd.	1,930	45,416
Samsung Electronics Company, Ltd., GDR (h)	170	28,121
Samsung Electronics Company, Ltd.	3,623	1,199,961
Samsung Engineering Company, Ltd.	1,170	31,193
Samsung Fire & Marine
Insurance Company, Ltd.	1,360	179,361
Samsung Heavy Industries Company, Ltd.	6,201	84,509
Samsung SDI Company, Ltd. *	1,270	51,458
Samsung Securities Company, Ltd.	1,920	81,779
Samsung Techwin Company, Ltd.	2,090	42,371
Shinhan Financial Group Company, Ltd.	11,730	245,661
Shinsegae Company, Ltd.	460	138,536
SK Corp.	1,293	76,081

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Energy Company, Ltd.	2,156	$100,034
SK Networks Company, Ltd. *	2,740	16,315
SK Telecom Company, Ltd.	1,347	199,440
S-Oil Corp.	1,520	68,328
STX Pan Ocean Company, Ltd.	40,570	22,911
STX Shipbuilding Company, Ltd.	1,620	13,334
Taihan Electric Wire Company, Ltd.	900	9,433
Tong Yang Investment Bank	1	3
Woongjin Coway Company, Ltd.	1,690	28,828
Woori Finance Holdings Company, Ltd.	7,600	36,981
Woori Investment & Securities Company, Ltd.	3,040	21,472
Yuhan Corp.	340	49,460
		6,774,173
Spain - 2.96%
Abertis Infraestructuras SA	8,756	148,247
Acciona SA	842	76,593
Acerinox SA	5,755	77,455
ACS Actividades SA	6,157	244,186
Banco Bilbao Vizcaya Argentaria SA	119,778	1,243,147
Banco de Sabadell SA	29,552	195,912
Banco de Valencia SA	7,940	79,506
Banco Popular Espanol SA	27,026	215,879
Banco Santander Central Hispano SA	210,349	1,728,415
Bankinter SA, ADR	10,025	86,412
Cintra Concesiones de Infraestructuras de
Transporte SA	8,804	70,374
Corporacion Mapfre SA	22,124	69,776
Criteria Caixacorp SA	28,458	97,149
Enagas	6,674	124,196
Fomento de Construcciones SA	1,891	69,076
Gamesa Corporacion Tecnologica SA	5,309	89,192
Gas Natural SDG SA	3,712	102,957
Gestevision Telecinco SA	2,563	22,655
Grifols SA	4,975	85,896
Grupo Ferrovial SA	2,220	55,966
Iberdrola Renovables *	32,278	108,814
Iberdrola SA	119,056	883,927
Iberia Lineas Aereas de Espana SA	11,209	27,855
Indra Sistemas SA	2,819	57,570
Industria de Diseno Textil SA	7,130	239,546
Mapfre SA *	567	1,779
Red Electrica De Espana	3,413	151,179
Repsol YPF SA	25,072	483,082
Sacyr Vallehermoso SA	2,340	22,626
Telefonica SA	143,896	2,916,260
Union Fenosa SA	12,771	278,422
Zardoya Otis SA	4,998	86,798
		10,142,737
Sweden - 1.38%
Alfa Laval AB	18,300	143,476
Assa Abloy AB, Series B	11,600	112,337
Atlas Copco AB, Series A, ADR	20,534	144,717
Atlas Copco AB, Series B, ADR	12,791	80,009
Electrolux AB, Series B	6,123	51,920
Ericsson (LM), Series B	98,000	685,962

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Getinge AB, Series B	6,000	$71,820
Hennes & Mauritz AB, B shares	16,850	621,815
Holmen AB, Series B	1,300	31,424
Husqvarna AB, B Shares	6,593	38,213
Investor AB, B shares	16,000	225,965
Lundin Petroleum AB, Series A *	5,696	27,778
Modern Times Group AB, Series B	1,310	22,885
Nordea Bank AB	68,500	493,254
Sandvik AB	30,395	178,940
Scania AB, Series B	8,800	69,215
Securitas AB, Series B	7,800	73,873
Skandinaviska Enskilda Banken AB, Series A	14,400	121,675
Skanska AB, Series B	14,000	103,472
SKF AB, B Shares	14,200	113,035
SSAB Svenskt Stal AB, Series A	4,300	34,321
SSAB Svenskt Stal AB, Series B	2,150	16,267
Svenska Cellulosa AB, ADR	18,100	146,318
Svenska Handelsbanken AB, Series A	15,500	257,684
Swedbank AB, A shares	9,600	69,124
Swedish Match AB	9,500	144,889
Tele2 AB, Series B	10,176	83,048
Teliasonera AB	69,500	311,777
Volvo AB, Series A	17,156	78,866
Volvo AB, Series B	33,000	146,955
		4,710,815
Switzerland - 6.06%
ABB, Ltd. *	75,998	985,124
Actelion, Ltd. *	3,494	157,425
Adecco SA	4,280	127,201
Aryzta AG *	3,099	82,836
Baloise Holding AG	1,998	111,691
BKW FMB Energie AG	625	57,377
Credit Suisse Group AG	36,138	1,059,130
EFG International, ADR	2,046	32,812
Geberit AG, ADR	1,441	132,650
Givaudan AG	227	149,003
Holcim, Ltd.	7,284	324,188
Julius Baer Holding AG	7,326	240,441
Kuehne & Nagel International AG	1,897	115,761
Lindt & Spruengli AG, ADR	32	62,016
Lindt & Spruengli AG	4	98,547
Logitech International SA *	6,686	87,279
Lonza Group AG	1,747	144,071
Nestle SA	133,247	4,825,911
Nobel Biocare Holding AG, Series BR	4,707	71,466
Novartis AG	82,183	3,835,004
Pargesa Holding SA, ADR	1,087	84,039
Phonak Holding AG	1,688	91,192
Roche Holdings AG - Genusschein	24,267	3,399,668
Schindler Holding AG	1,820	74,031
Societe Generale de Surveillance Holdings AG	169	143,859
Straumann Holding AG	338	44,953
Sulzer AG	993	53,272
Swatch Group AG, BR shares	1,135	134,117
Swatch Group AG	1,969	44,092
Swiss Life Holding *	1,350	83,197

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re	12,154	$496,595
Swisscom AG	797	228,261
Syngenta AG	3,594	646,093
Synthes AG	2,092	242,406
UBS AG *	101,529	1,268,434
Unaxis Holding AG *	292	21,020
Zurich Financial Services AG	5,028	980,679
		20,735,841
Taiwan - 1.36%
Acer Sertek, Inc.	56,555	72,199
Advanced Semiconductor Engineering, Inc.	94,302	32,323
Advantech Company, Ltd.	5,512	6,924
Asia Cement Corp.	37,778	30,653
Asia Optical Company, Inc.	79	85
Asustek Computer, Inc.	94,578	108,440
AU Optronics Corp.	175,021	107,364
BenQ Corp.	32,400	6,073
Catcher Technology Company, Ltd.	12,870	22,234
Cathay Financial Holdings Company, Ltd.	158,750	165,542
Chang Hwa Commercial Bank, Ltd.	82,000	30,021
Cheng Shin Rubber Industry Company, Ltd.	19,366	17,283
Cheng Uei Precision Industry Company, Ltd.	7,612	7,577
Chi Mei Optoelectronics Corp.	104,454	30,596
China Airlines, Ltd. *	24,716	5,837
China Development Financial Holdings Corp.	224,352	44,995
China Motor Company, Ltd.	55	14
China Steel Corp.	262,415	175,368
Chinatrust Finance Holding Company, Ltd.	176,110	59,862
Chunghwa Picture Tubes, Ltd.	135,000	10,009
Chunghwa Telecom Company, Ltd. *	162,139	256,114
CMC Magnetics Corp. *	65,000	8,655
Compal Communications, Inc.	4,410	2,226
Compal Electronics, Inc.	72,706	37,850
Delta Electronics, Inc.	35,190	68,581
D-Link Corp.	652	382
E.Sun Financial Holding Company, Ltd.	63,440	16,663
Epistar Corp.	8,946	8,513
Eternal Chemical Company, Ltd.	12,320	6,332
EVA Airways Corp. *	24,000	5,664
Evergreen Marine Corp.	28,000	13,797
Everlight Electronics Company, Ltd.	2,039	2,571
Far Eastern Department Stores Company, Ltd.	6,300	3,187
Far Eastern Textile, Ltd.	65,045	44,306
Far EasTone Telecommunications
Company, Ltd.	30,463	35,627
First Financial Holding Company, Ltd.	103,021	47,442
Formosa Chemicals & Fibre Corp.	68,000	95,877
Formosa Petrochemical Corp.	44,000	92,808
Formosa Plastic Corp.	107,000	157,086
Formosa Taffeta Company, Ltd.	19,000	10,491
Foxconn Technology Company, Ltd.	11,220	23,393
Fubon Group Company, Ltd.	83,000	50,112
Fuhwa Financial Holdings Company, Ltd.	169,825	65,137
HannStar Display Corp.	105,921	12,115
High Tech Computer Corp.	15,520	154,520
Hon Hai Precision Industry Company, Ltd.	179,676	349,804

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	80,580	$39,436
InnoLux Display Corp.	52,484	30,272
Inotera Memories, Inc. *	74,780	15,733
Inventec Appliances Corp.	620	443
Inventec Company, Ltd.	35,280	9,068
KGI Securities Company, Ltd.	23,000	6,444
Kinsus Interconnect Technology Corp.	5,527	5,288
Largan Precision Company, Ltd.	2,080	13,021
Lite-On Technology Corp.	44,096	31,427
Macronix International Company, Ltd.	66,803	17,362
MediaTek, Inc.	24,048	161,364
Mega Financial Holding Company, Ltd.	206,000	63,444
Mitac International	24,691	8,631
Mosel Vitelic, Inc. *	600	89
Motech Industries, Inc.	2,909	5,687
Nan Ya Plastics Corp.	134,000	154,647
Nan Ya Printed Circuit Board Corp.	4,105	8,447
Nanya Technology Corp. *	56,347	8,182
Novatek Microelectronics Corp., Ltd.	10,275	8,860
Pan-International Industrial Company, Ltd.	100	60
Polaris Securities Company, Ltd.	43,990	13,613
Pou Chen Corp.	48,150	22,166
Powerchip Semiconductor Corp. *	170,386	15,870
Powertech Technology, Inc.	11,055	15,831
President Chain Store Corp.	11,000	25,925
ProMOS Technologies, Inc. *	139,000	5,567
Quanta Computer, Inc.	46,164	50,083
Realtek Semiconductor Corp.	9,103	9,370
Richtek Technology Corp.	1,100	4,223
Shin Kong Financial Holding Company, Ltd.	88,791	23,572
Siliconware Precision Industries Company	62,665	51,409
Sino-American Silicon Products, Inc.	1,086	1,745
SinoPac Holdings Company, Ltd.	144,000	29,646
Synnex Technology International Corp.	19,525	20,067
Taishin Financial Holdings Company, Ltd.	103,000	16,323
Taiwan Cellular Corp.	41,802	62,215
Taiwan Cement Corp.	62,205	46,415
Taiwan Cooperative Bank	62,100	28,490
Taiwan Fertilizer Company, Ltd.	16,000	23,330
Taiwan Glass Industrial Corp.	20,787	12,837
Taiwan Secom Company, Ltd.	5,000	6,550
Taiwan Semiconductor
Manufacturing Company, Ltd.	651,028	812,139
Tatung Company, Ltd. *	88,000	14,919
Teco Electric & Machinery Company, Ltd.	47,000	14,209
Transcend Information, Inc.	2,099	2,893
Tripod Technology Corp.	8,458	8,087
Tung Ho Steel Enterprise Corp.	6,000	3,816
U-Ming Marine Transport Corp.	11,000	12,143
Unimicron Technology Corp.	17,513	7,882
Uni-President Enterprises Corp.	70,602	68,093
United Microelectronics Corp.	298,729	71,164
Vanguard International Semiconductor Corp.	19,284	4,069
Wafer Works Corp.	30	38
Walsin Lihwa Corp.	60,000	11,579
Wan Hai Lines, Ltd.	29,400	13,636

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wistron Corp.	24,462	$16,272
Ya Hsin Industrial Company, Ltd. *	18,000	0
Yang Ming Marine Transport Corp.	26,609	9,415
Yulon Motor Company, Ltd.	15,449	6,539
Zinwell Corp.	180	146
		4,652,843
Thailand - 0.21%
Advanced Info Service PCL	23,609	51,252
Airports of Thailand PLC	8,700	4,366
Ban Pu Coal Public Co., Ltd.	3,800	20,296
Bangkok Bank PCL, Foreign Shares	39,500	74,080
Bangkok Bank PCL	17,900	33,366
Bank of Ayudhya PCL - Foreign Shares	65,300	17,771
Bank of Ayudhya PCL	31,500	8,559
Banpu PCL, Reg.	2,600	13,848
BEC World PCL	18,400	9,130
C.P. Seven Eleven PCL	49,000	14,643
Glow Energy PCL	32,900	18,922
IRPC PCL	254,154	13,399
Kasikornbank PCL - Foreign Shares	49,400	59,621
Kasikornbank PCL	18,300	22,105
Krung Thai Bank PCL	57,000	5,303
Land & Houses PCL, Foreign Shares	42,300	3,813
PTT Aromatics & Refining PCL	17,600	3,821
PTT Chemical PCL	6,700	5,761
PTT Exploration & Production PCL	30,706	80,942
PTT PCL - Foreign Shares	28,282	117,210
Ratchaburi Electricity Generating Holding PCL	5,900	5,115
Siam Cement PCL - Foreign Shares	13,000	33,145
Siam Cement PCL	300	765
Siam Commercial Bank PCL	26,128	35,358
Thai Oil Public Company, Ltd.	32,800	17,570
TMB Bank PCL *	714,200	11,074
Total Access Communication PCL	32,000	28,697
		709,932
Turkey - 0.24%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	442	858
Akbank AS	29,426	81,481
Aksigorta AS	2,924	4,476
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,306	41,925
Arcelik AS	8,535	8,812
Asya Katilim Bankasi AS *	22,456	18,176
BIM Birlesik Magazalar AS	1,567	32,036
Coca-Cola Icecek AS	4,126	19,473
Dogan Sirketler Grubu Holdings AS *	12,411	9,145
Enka Insaat ve Sanayi AS	6,384	17,970
Eregli Demir ve Celik Fabrikalari TAS	18,200	43,798
Ford Otomotiv Sanayi AS	1,674	4,697
HACI Omer Sabanci Holdings, AS	11,671	23,340
KOC Holdings AS *	17,382	28,354
Petkim Petrokimya Holding AS *	1,680	5,204
Tupras Turkiye Petrol Rafine AS	4,261	40,915
Turk Sise ve Cam Fabrikalari AS *	7,938	5,514
Turk Telekomunikasyon AS *	20,309	44,355

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri AS, ADR	3,371	$46,452
Turkcell Iletisim Hizmetleri AS	17,555	99,623
Turkiye Garanti Bankasi AS *	64,386	94,457
Turkiye Halk Bankasi AS	12,137	32,191
Turkiye Is Bankasi AS	31,818	82,083
Turkiye Vakiflar Bankasi Tao	18,789	14,510
Yapi ve Kredi Bankasi AS *	22,571	27,750
		827,595
United Kingdom - 15.72%
3i Group PLC	12,727	80,945
Admiral Group PLC	6,815	103,442
AMEC PLC	10,003	81,222
Anglo American PLC	45,009	1,071,538
Antofagasta PLC	11,657	77,953
Associated British Foods PLC	11,071	115,689
AstraZeneca Group PLC	49,140	1,852,876
Astro All Asia Networks PLC, GDR	11,900	7,293
Aviva PLC	89,193	553,731
BAE Systems PLC	120,441	659,372
Barclays PLC	278,421	738,311
Berkeley Group Holdings PLC *	3,634	47,311
BG Group PLC	113,487	1,619,627
BHP Billiton PLC	74,921	1,355,718
BICC PLC	16,786	79,217
BP PLC	633,499	5,134,500
British Airways PLC	20,191	48,488
British American Tobacco PLC	64,262	1,682,260
British Energy Group PLC	34,760	400,760
British Land Company PLC	16,537	133,867
British Sky Broadcasting Group PLC	39,516	267,517
BT Group PLC	265,339	549,144
Bunzl PLC	10,351	101,211
Burberry Group PLC	13,705	43,518
Cable & Wireless PLC	87,606	201,855
Cadbury PLC	46,491	393,687
Cairn Energy PLC *	4,373	114,302
Capita Group PLC	19,810	212,726
Carnival PLC	5,823	124,264
Carphone Warehouse	15,560	28,238
Centrica PLC	126,279	461,254
Cobham PLC	41,681	114,166
Compagnie Financiere Richemont SA	18,229	316,530
Compass Group PLC	63,529	300,667
Daily Mail and General Trust PLC	10,979	50,060
Diageo PLC	84,874	1,183,426
Drax Group PLC	11,656	109,821
Eurasian Natural Resources Corp.	9,579	41,253
FirstGroup PLC	14,898	108,108
Friends Provident Ethical Investment
Trust PLC	71,011	80,669
GKN PLC	23,154	29,600
GlaxoSmithKline PLC	176,726	3,056,667
Group 4 Securicor PLC	39,711	124,417
Hammerson PLC	10,542	84,285
Hays PLC	47,915	54,301
HBOS PLC	177,436	250,493

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Home Retail Group	28,565	$89,683
HSBC Holdings PLC	406,861	4,438,649
ICAP PLC	17,895	81,061
IMI PLC	11,723	46,486
Imperial Tobacco Group PLC	34,611	864,057
Intercontinental Hotels Group PLC	9,172	74,914
International Power PLC	48,653	193,456
Invensys PLC *	24,677	62,872
Investec PLC	14,488	59,587
ITV PLC	105,879	57,916
J Sainsbury PLC	36,126	160,119
Johnson Matthey PLC	7,001	93,605
Kazakhmys PLC	6,325	25,302
Kingfisher PLC	84,371	155,515
Ladbrokes PLC	19,636	56,479
Land Securities Group PLC	15,152	220,845
Legal & General Group PLC	209,334	218,911
Liberty International PLC	7,970	66,728
Lloyds TSB Group PLC	196,425	507,119
Logica PLC	51,566	52,655
London Stock Exchange Group PLC	5,241	49,565
Lonmin PLC, ADR	5,064	66,553
Man Group PLC, ADR	58,204	226,664
Marks & Spencer Group PLC	55,363	193,314
Meggitt PLC	22,267	49,856
National Express Group PLC	4,566	39,845
National Grid PLC	83,335	869,180
Next Group PLC	6,693	114,642
Old Mutual PLC	160,545	136,150
Pearson PLC	27,628	264,315
Pharmstandard *	4,494	42,693
PIK Group	5,524	7,513
Prudential PLC	83,420	437,329
Reckitt Benckiser PLC	20,604	875,866
Reed Elsevier PLC	37,653	313,299
Rexam PLC	23,321	125,485
Rio Tinto PLC	33,799	840,694
Rolls-Royce Group PLC *	62,604	302,046
Rolls-Royce Group PLC *	3,580,949	5
Rosneft Oil Co	25,704	103,428
Royal & Sun Alliance PLC	116,043	273,769
Royal Bank of Scotland Group PLC	549,238	471,533
Royal Dutch Shell PLC, A Shares	119,501	3,209,940
Royal Dutch Shell PLC, B Shares	92,414	2,426,561
SABMiller PLC	31,088	504,353
Schroders PLC	4,300	56,260
Scottish & Southern Energy PLC	29,048	494,193
Segro PLC, REIT	14,142	48,515
Serco Group PLC	15,131	92,817
Severn Trent PLC	8,235	145,207
Shire, Ltd.	19,509	268,870
Smith & Nephew PLC	28,741	214,968
Smiths Group PLC	12,738	164,576
Stagecoach Group PLC	18,453	49,705
Standard Chartered PLC	48,700	635,427
Standard Chartered PLC *	16,055	101,236

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Standard Life PLC	75,105	$304,730
Tate & Lyle PLC	15,818	95,464
Tesco PLC	266,642	1,215,535
The Sage Group PLC	44,462	114,084
Thomas Cook Group PLC	18,531	46,598
Thomson Reuters PLC	6,658	133,773
Tomkins PLC	29,638	50,112
TUI Travel PLC	17,477	57,322
Tullow Oil PLC	25,170	203,073
Unilever PLC	43,301	994,274
United Business Media, Ltd.	8,522	56,153
United Utilities Group PLC *	22,227	207,554
Vedanta Resources PLC	4,473	42,267
Vodafone Group PLC	1,789,065	3,509,180
Whitbread PLC	5,858	76,115
William Morrison Supermarket PLC	82,728	309,708
Wolseley PLC	21,983	103,476
Xstrata PLC	21,704	312,863
		53,820,911
United States - 0.24%
Gazpromneft OAO	2,660	27,132
Industrial Alliance Insurance and Financial
Services, Inc.	3,100	72,488
KB Financial Group, Inc. *	4,474	91,225
Larsen & Toubro, Ltd.	14,498	217,470
SNC-Lavalin Group, Inc.	4,800	134,688
Southern Copper Corp. (a)	4,200	57,792
Vivo Participacoes SA *	802	9,953
WPP PLC	36,207	202,127
		812,875
TOTAL COMMON STOCKS (Cost $491,586,989)		$319,951,480

PREFERRED STOCKS - 1.27%
Brazil - 1.07%
Aracruz Celulose SA (j)	9,100	7,544
Banco Bradesco SA (j)	48,750	522,032
Banco do Estado do Rio Grande do Sul (j)	8,516	21,879
Banco Itau Holding Financeira SA (j)	41,825	481,106
Bradespar SA (j)	7,800	64,665
Brasil Telecom Participacoes SA (j)	3,800	30,355
Brasil Telecom SA (j)	6,301	40,266
Braskem SA, A Shares (j)	6,600	17,840
Centrais Eletricas Brasileiras SA (j)	5,700	60,053
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (j)	2,120	34,776
Cia de Bebidas das Americas (j)	2,914	123,571
Cia Energetica de Minas Gerais (j)	4,417	69,613
Cia Energetica de Sao Paulo (j)	5,638	32,865
Cia Paranaense de Energia (j)	3,900	46,107
Cia Vale do Rio Doce (j)	45,182	478,167
Companhia de Bebidas das Americas, ADR (j)	2,653	115,326
Duratex SA (j)	2,800	17,639
Eletropaulo Metropolitana de Sao Paulo SA (j)	3,483	39,628
Fertilizantes Fosfatados SA (j)	5,800	27,523
Gerdau SA (j)	12,360	77,652

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Investimentos Itau SA (j)	68,832	$245,197
Klabin SA (j)	15,000	21,956
Lojas Americanas SA (j)	11,300	31,227
Metalurgica Gerdau SA (j)	9,700	85,442
Net Servicos de Comunicacao SA *	6,466	38,361
Petroleo Brasileiro SA (j)	72,184	625,234
Sadia SA, ADR (j)	12,000	17,099
Suzano Papel e Celulose SA *	4,700	25,165
Tam SA (j)	2,734	18,298
Tele Norte Leste Participacoes SA (j)	3,400	49,195
Telemar Norte Leste SA, Series A (j)	2,300	57,789
Tim Participacoes SA (j)	23,740	39,363
Usinas Siderurgicas de Minas Gerais SA,
Series A (j)	4,942	49,869
Vivo Participacoes SA (j)	3,938	49,305
Votorantim Celulose e Papel SA *	2,600	14,550
		3,676,657
Germany - 0.12%
Bayerische Motoren Werke (BMW) AG (j)	2,073	37,768
Porsche Automobil Holding SE (j)	2,644	170,043
RWE AG (j)	1,167	68,499
Volkswagen AG (j)	3,316	134,815
		411,125
Italy - 0.01%
Unipol SpA (j)	38,448	38,746
Malaysia - 0.00%
Malaysian Airline System BHD *	1,800	328
Russia - 0.01%
Surgutneftegaz SADR (a)(j)	22,697	44,826
South Korea - 0.06%
Hyundai Motor Company (j)	1,820	17,727
LG Electronics, Inc. (j)	980	19,704
Samsung Electronics Company, Ltd. (j)	670	152,669
		190,100
TOTAL PREFERRED STOCKS (Cost $7,450,552)		$4,361,782

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	25,750	353
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	3,090	171
TOTAL WARRANTS (Cost $244)		$524

RIGHTS - 0.02%
Australia - 0.00%
CSR, Ltd. (Expiration Date: 12/10/2008) *	6,701	0
Incitec Pivot, Ltd. (Expiration Date:
12/04/2008) *	13,800	1,358
		1,358

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Belgium - 0.00%
Fortis Group SA (Expiration Date: 07/04/2014) *	71,652	$0
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	5,000	761
Sweden - 0.00%
Swedbank AB (Expiration Date: 12/16/2008) *	9,600	5,758
United Kingdom - 0.02%
Centrica PLC (Expiration Date: 12/12/2008)	47,354	53,893
TOTAL RIGHTS (Cost $0)		$61,770

SHORT TERM INVESTMENTS - 3.64%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$7,556,114	$7,556,114
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	4,902,207	4,902,207
TOTAL SHORT TERM INVESTMENTS
(Cost $12,458,321)		$12,458,321
Total Investments (International Equity Index Fund)
(Cost $511,496,106) - 98.39%		$336,833,877
Other Assets in Excess of Liabilities - 1.61%		5,496,907
TOTAL NET ASSETS - 100.00%		$342,330,784

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.76%
Australia - 3.17%
CSL, Ltd.	701,958 $	16,099,767
Brazil - 4.97%
Gafisa SA	780,183	2,951,015
Petroleo Brasileiro SA, ADR	502,680	10,526,119
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	183,566	11,764,745
		25,241,879
Canada - 3.09%
Rogers Communications, Inc., Class B	541,242	15,667,302
China - 1.03%
Industrial & Commercial Bank of China, Ltd.	10,616,000	5,240,602
Denmark - 3.38%
Vestas Wind Systems AS *	378,214	17,145,665
Finland - 1.30%
Nokia AB Oyj	465,610	6,597,029
France - 6.66%
Accor SA	213,236	8,230,677
Alstom	132,386	7,094,965
BNP Paribas SA	173,684	9,624,738
Cie Generale de Geophysique-Veritas *	327,177	5,405,213

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
JC Decaux SA (a)	244,370	$3,455,951
		33,811,544
Germany - 3.39%
Bayerische Motoren Werke (BMW) AG	197,951	4,948,196
Linde AG	168,042	12,261,149
		17,209,345
Hong Kong - 3.22%
Cheung Kong Holdings, Ltd.	528,000	5,007,865
CNOOC, Ltd.	6,777,600	5,556,871
Esprit Holdings, Ltd.	1,218,000	5,776,588
		16,341,324
India - 1.12%
ICICI Bank, Ltd., SADR	400,077	5,697,096
Israel - 3.93%
Teva Pharmaceutical Industries, Ltd., SADR (a)	461,924	19,932,021
Japan - 10.79%
Daikin Industries, Ltd.	270,005	7,122,037
Daiwa Securities Group, Inc.	1,363,000	6,989,439
Honda Motor Company, Ltd.	207,900	4,655,222
Marubeni Corp.	2,385,000	8,368,763
Matsushita Electric Industrial Company, Ltd.	138,000	1,675,718
Mizuho Financial Group, Inc. (a)	2,638	7,003,886
Nintendo Company, Ltd.	60,900	18,933,053
		54,748,118
Mexico - 1.45%
Cemex SA de CV, SADR * (a)	1,061,365	7,376,487
Netherlands - 2.33%
Heineken NV	428,698	11,828,598
Singapore - 0.43%
Singapore Airlines, Ltd.	313,000	2,168,101
Spain - 3.92%
Banco Bilbao Vizcaya Argentaria SA	200,357	2,079,456
Gamesa Corporacion Tecnologica SA	612,895	10,296,700
Telefonica SA	371,848	7,536,037
		19,912,193
Sweden - 0.50%
Hennes & Mauritz AB, B shares	68,143	2,514,680
Switzerland - 15.03%
ABB, Ltd. *	391,284	5,072,020
Actelion, Ltd. *	124,231	5,597,330
Alcon, Inc.	60,100	4,795,379
Credit Suisse Group AG	536,604	15,726,757
Julius Baer Holding AG	199,583	6,550,362
Lonza Group AG	183,549	15,136,883
Nestle SA	371,927	13,470,370
Roche Holdings AG - Genusschein	70,937	9,937,868
		76,286,969
Taiwan - 4.39%
Hon Hai Precision Industry Company, Ltd.	3,506,050	6,825,780

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	2,158,362	$15,432,288
		22,258,068
United Kingdom - 13.16%
BG Group PLC	744,403	10,623,731
BP PLC	1,345,555	10,905,703
Compagnie Financiere Richemont SA	115,676	2,008,608
HSBC Holdings PLC	720,463	7,859,888
Reckitt Benckiser PLC	219,142	9,315,622
Tesco PLC	3,443,516	15,697,884
Vodafone Group PLC	5,288,916	10,374,000
		66,785,436
United States - 0.50%
Las Vegas Sands Corp. *	495,096	2,559,646
TOTAL COMMON STOCKS (Cost $639,684,902)		$445,421,870

SHORT TERM INVESTMENTS - 4.33%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$21,981,025	$21,981,025
TOTAL SHORT TERM INVESTMENTS
(Cost $21,981,025)		$21,981,025

REPURCHASE AGREEMENTS - 14.25%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$72,307,301 on 12/1/2008,
collateralized by $70,410,000
Federal Home Loan Mortgage
Corp., 3.875% due 06/29/2011
(valued at $73,754,475, including
interest)	$72,307,000	$72,307,000
TOTAL REPURCHASE AGREEMENTS
(Cost $72,307,000)		$72,307,000
Total Investments (International Opportunities Fund)
(Cost $733,972,927) - 106.34%		$539,709,895
Liabilities in Excess of Other Assets - (6.34)%		(32,164,773)
TOTAL NET ASSETS - 100.00%		$507,545,122

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Banking	8.07%
Financial Services	7.40%
Pharmaceuticals	6.99%
Industrial Machinery	5.22%
Telecommunications Equipment & Services	4.83%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.48%
Australia - 7.94%
Billabong International, Ltd.	589,256	$4,127,697
Downer EDI, Ltd.	912,234	2,521,021
Emeco Holdings, Ltd.	6,509,418	2,224,328
Iluka Resources, Ltd. *	1,686,811	4,915,095
Pacific Brands, Ltd.	5,480,844	2,680,823
PaperlinX, Ltd.	4,558,173	3,150,804
		19,619,768
Belgium - 1.72%
Barco NV	176,790	4,249,581
Bermuda - 1.63%
Bio-Treat Technology, Ltd. *	8,014,612	269,145
Ngai Lik Industrial Holdings, Ltd.	9,645,530	73,280
People's Food Holdings, Ltd.	8,982,174	3,693,125
		4,035,550
Canada - 5.86%
ATS Automation Tooling Systems, Inc. *	780,460	3,146,509
Biovail Corp.	505,000	4,418,037
Canaccord Capital, Inc.	737,000	2,454,290
Dorel Industries, Inc., Class B	95,400	2,068,461
GSI Group, Inc. *	470,784	503,739
MDS, Inc. *	246,777	1,790,835
Mega Brands, Inc. *	196,700	111,022
		14,492,893
Cayman Islands - 0.00%
Chitaly Holdings, Ltd.	224,729	8,712
China - 1.62%
Sinotrans, Ltd., Class H	29,397,000	4,015,734
Finland - 3.39%
Amer Sports Oyj, A Shares (a)	448,524	3,151,066
Elcoteq SE, A Shares *	319,781	550,748
Huhtamaki Oyj	686,886	4,669,466
		8,371,280
Germany - 1.39%
Jenoptik AG *	737,145	3,437,110
Hong Kong - 6.87%
AAC Acoustic Technology Holdings, Inc. *	4,502,000	1,408,263
Dah Sing Financial Group	1,544,774	3,068,396
Fountain Set Holdings, Ltd.	11,313,425	360,803
Giordano International, Ltd.	10,936,365	2,277,864
Lerado Group Holding Company, Ltd.	12,649,682	663,997
TCL Communication Technology
Holdings, Ltd. *	37,286,192	274,760
Texwinca Holdings, Ltd.	8,286,907	3,878,909
Travelsky Technology, Ltd., Class H	3,181,132	1,026,946
Weiqiao Textile Company, Ltd.	3,138,106	722,378
Yue Yuen Industrial Holdings, Ltd.	1,809,140	3,295,984
		16,978,300
Japan - 10.59%
Aiful Corp. (a)	324,750	829,381
Descente, Ltd.	1,076,860	5,230,737
Meitec Corp.	186,911	3,812,545
Nichii Gakkan Company, Ltd.	449,866	5,053,635
Sohgo Security Services Company, Ltd.	428,273	4,499,246

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takuma Company, Ltd. (a)	1,277,000	$2,479,162
USS Company, Ltd.	68,130	4,269,282
		26,173,988
Netherlands - 5.18%
Draka Holding NV (a)	82,828	774,309
Imtech NV	167,774	2,577,970
OPG Groep NV	252,718	2,920,906
SBM Offshore NV	160,084	2,503,722
USG People NV (a)	363,220	4,021,189
		12,798,096
Norway - 1.40%
Tomra Systems ASA	1,012,160	3,470,842
Philippines - 0.10%
First Gen Corp. *	1,066,400	258,701
Singapore - 0.87%
Huan Hsin Holdings, Ltd.	3,335,298	583,536
Osim International, Ltd. *	2,955,008	147,355
Venture Corp., Ltd.	521,229	1,423,880
		2,154,771
South Korea - 7.47%
Binggrae Company, Ltd.	49,830	1,359,029
Daeduck Electronics Company, Ltd.	448,800	980,138
Daegu Bank	568,020	2,698,587
Halla Climate Control Company, Ltd.	697,300	3,870,502
Intops Company, Ltd.	114,792	1,063,662
People & Telecommunication, Inc.	263,304	741,569
Pusan Bank	574,220	2,372,409
Sindo Ricoh Company, Ltd.	78,430	3,106,511
Youngone Corp.	626,660	2,269,922
		18,462,329
Spain - 1.76%
Sol Melia SA	711,730	4,357,124
Sweden - 1.65%
D. Carnegie & Company AB	739,376	1,619,304
Niscayah Group AB	2,496,590	2,469,899
		4,089,203
Switzerland - 1.96%
Verwaltungs & Privat Bank AG	36,925	4,836,844
Taiwan - 9.58%
Acbel Polytech, Inc.	5,202,000	1,982,838
D-Link Corp.	3,809,692	2,229,550
Giant Manufacturing Company, Ltd.	892,500	2,217,093
KYE System Corp.	4,310,965	2,015,038
Pihsiang Machinery Manufacturing Company,
Ltd.	3,118,000	4,348,719
Simplo Technology Company, Ltd.	968,960	2,261,904
Ta Chong Bank, Ltd. *	25,617,000	4,253,151
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	1,033,197
Test-Rite International Company, Ltd.	7,905,403	3,338,372
		23,679,862
Thailand - 3.98%
Bank of Ayudhya PCL, NVDR *	10,812,700	2,937,831

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Glow Energy PCL	6,865,525	$3,948,596
Total Access Communication PCL	3,445,460	2,943,157
		9,829,584
United Kingdom - 7.43%
Bodycote International PLC	2,050,973	3,288,258
Burberry Group PLC	574,229	1,823,372
Fiberweb PLC	2,767,330	1,120,247
Future PLC	5,499,140	1,183,174
Game Group PLC	1,213,795	2,931,166
Henderson Group PLC	2,753,082	2,328,757
New Star Asset Management Group, Ltd.	2,384,620	514,830
Yell Group PLC *	2,764,850	2,536,311
Yule Catto & Company PLC	2,196,604	2,643,258
		18,369,373
United States - 2.09%
Steiner Leisure, Ltd. *	213,855	5,173,152
TOTAL COMMON STOCKS (Cost $398,034,427)		$208,862,797

SHORT TERM INVESTMENTS - 13.91%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$5,238,865	$5,238,865
Paribas Corp.
0.6875% due 12/01/2008	29,145,000	29,145,000
TOTAL SHORT TERM INVESTMENTS
(Cost $34,383,865)		$34,383,865
Total Investments (International Small Cap Fund)
(Cost $432,418,292) - 98.39%		$243,246,662
Other Assets in Excess of Liabilities - 1.61%		3,991,408
TOTAL NET ASSETS - 100.00%		$247,238,070

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Apparel & Textiles	7.90%
Banking	6.92%
Business Services	5.99%
Industrial Machinery	4.58%
Retail Trade	3.98%

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.90%
Australia - 5.32%
Acrux, Ltd. *	23,000	$7,034
Adelaide Brighton, Ltd.	105,858	138,264
Aditya Birla Minerals, Ltd.	40,783	3,785
Admiralty Resources NL *	399,847	2,917
AED Oil, Ltd. * (a)	34,925	24,249
Aevum, Ltd.	35,501	23,352
AJ Lucas Group, Ltd.	13,180	42,005

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Alchemia, Ltd. *	43,512	$4,162
Alesco Corp., Ltd.	27,563	98,402
Alkane Resources, Ltd. *	7,000	665
Alliance Resources, Ltd. *	36,000	9,884
Amadeus Energy, Ltd. *	46,767	12,010
Amalgamated Holdings, Ltd.	23,828	64,347
Andean Resources, Ltd. *	79,891	34,914
Ansell, Ltd.	45,924	385,711
APA Group, Ltd.	128,282	228,357
APN News & Media, Ltd.	61,821	105,815
Aquila Resources, Ltd. *	41,695	105,949
ARB Corp., Ltd.	16,596	31,604
Arrow Energy NL *	145,635	201,875
Atlas Iron, Ltd. *	50,850	21,653
Ausdrill, Ltd.	45,446	36,734
Ausenco, Ltd.	19,732	30,351
Austal, Ltd.	37,191	50,243
Austar United Communications, Ltd. * (a)	187,684	94,045
Austereo Group, Ltd.	68,999	50,549
Australian Agricultural Company, Ltd.	57,508	51,923
Australian Infrastructure Fund	122,348	129,306
Australian Pharmaceutical Industries, Ltd.	68,318	17,970
Australian Wealth Management, Ltd.	172,770	98,033
Australian Worldwide Exploration, Ltd. *	165,883	272,018
Automotive Holdings Group	11,804	3,970
AVJennings, Ltd.	48,073	12,660
Avoca Resources, Ltd. * (a)	43,450	44,422
AWB, Ltd.	119,690	270,395
Babcock & Brown Wind Partners	265,991	164,755
Beach Petroleum, Ltd.	376,689	215,461
Becton Property Group (a)	11,935	634
Bendigo Mining, Ltd. *	178,194	15,187
Biota Holdings, Ltd. *	39,986	9,599
Blackmores, Ltd.	2,247	20,171
Boom Logistics, Ltd.	77,274	29,332
Bradken, Ltd.	47,939	106,909
Brickworks, Ltd.	40,654	246,585
Brockman Resources, Ltd. *	29,655	9,451
Buru Energy, Ltd. *	31,633	3,734
Cabcharge Australia, Ltd.	34,031	141,587
Campbell Brothers, Ltd.	13,677	179,974
Candle Australia, Ltd.	19,623	5,489
Cardno, Ltd. (a)	23,287	53,666
Carnarvon Petroleum, Ltd. *	170,442	31,512
CBH Resources, Ltd. *	158,181	4,051
CEC Group, Ltd. *	8,875	939
Cellestis, Ltd. *	15,855	19,644
Centamin Egypt, Ltd. *	205,300	109,204
Ceramic Fuel Cells, Ltd. *	66,430	7,910
Challenger Financial Services Group, Ltd. (a)	129,149	115,471
Charter Hall Group, Ltd.	120,779	23,869
Citadel Resource Group, Ltd. *	206,164	17,034
Citigold Corp., Ltd. *	151,498	21,762
Clinuvel Pharmaceuticals, Ltd. *	69,980	9,682
Clough, Ltd.	152,024	39,619
Coal of Africa, Ltd. * (a)	127,044	105,107

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Cockatoo Coal, Ltd. *	88,688	$19,648
Coeur d'Alene Mines Corp. *	36,607	24,294
Coffey International, Ltd.	16,002	17,384
Comdek, Ltd. *	90,698	4,208
Compass Resources NL *	15,577	2,786
Consolidated Rutile, Ltd.	52,500	10,744
CopperCo, Ltd. *	173,658	5,694
Corporate Express Australia, Ltd.	35,344	100,016
Count Financial, Ltd.	44,540	29,415
Coventry Group, Ltd. *	4,500	4,070
Crane Group, Ltd.	22,520	118,488
Crescent Gold, Ltd. *	120,652	5,172
CuDeco, Ltd. *	25,525	22,357
Customers, Ltd. *	27,208	17,843
David Jones, Ltd.	158,785	262,773
Deep Yellow, Ltd. *	341,154	23,694
Devine, Ltd.	52,621	21,135
Dominion Mining, Ltd.	15,905	29,161
Eastern Star Gas, Ltd. *	169,832	35,546
Emeco Holdings, Ltd.	143,215	48,938
Emitch, Ltd.	50,921	15,837
Energy Developments, Ltd. (a)	43,748	66,629
Energy World Corp., Ltd. *	186,552	42,627
Entertainment Media & Telecoms Corp Ltd *	26,746	4,682
Envestra, Ltd.	185,727	61,725
Extract Resources, Ltd. *	47,541	27,913
Felix Resources, Ltd.	18,106	66,100
Ferraus, Ltd. *	30,170	3,569
FKP Property Group, Ltd.	68,348	31,628
Fleetwood Corp., Ltd.	14,341	39,209
FlexiGroup Ltd *	67,000	11,907
Flight Centre, Ltd.	15,759	90,658
Flinders Mines, Ltd. *	272,280	7,253
Forest Enterprises Australia, Ltd.	101,860	24,067
Fox Resources, Ltd. *	49,000	3,225
Funtastic, Ltd. *	33,265	3,390
Futuris Corp., Ltd.	235,162	129,400
Geodynamics, Ltd. *	56,620	30,091
Gindalbie Metals, Ltd. *	112,045	30,513
Giralia Resources NL *	63,474	14,531
Golden West Resources, Ltd. *	15,800	3,040
Goodman Fielder, Ltd.	434,158	385,224
GrainCorp., Ltd. *	18,063	64,945
Grange Resources Corp., Ltd. *	20,914	6,262
GRD, Ltd.	54,499	14,191
Great Southern Plantations, Ltd.	47,114	5,939
GUD Holdings, Ltd.	13,336	33,831
Gunns, Ltd.	141,755	89,715
GWA International, Ltd. (a)	67,274	105,429
Hastie Group, Ltd.	37,099	30,578
Healthscope, Ltd.	71,070	196,782
Heron Resources, Ltd. *	9,000	891
HFA Holdings, Ltd.	76,943	7,159
Hills Industries, Ltd.	50,739	105,947
Horizon Oil, Ltd. *	172,869	15,956
Housewares International, Ltd.	41,416	16,025

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
IBA Health, Ltd. * (a)	515,137	$187,247
IBT Education, Ltd.	94,072	136,085
iiNET, Ltd.	45,707	35,425
Iluka Resources, Ltd. *	124,198	361,893
Imdex, Ltd.	41,654	9,190
Independence Group NL	25,263	24,742
Indophil Resources NL *	72,190	22,669
Industrea, Ltd.	171,666	19,348
Infomedia, Ltd.	87,333	18,136
Innamincka Petroleum, Ltd. *	35,386	4,201
Intrepid Mines, Ltd. *	121,756	9,282
Invocare, Ltd.	24,152	77,580
IOOF Holdings, Ltd.	26,905	61,046
Iress Market Technology, Ltd.	22,352	61,271
Jabiru Metals, Ltd. *	30,000	2,468
JB Hi-Fi, Ltd.	29,369	161,020
Kagara Zinc, Ltd. *	47,616	13,781
Karoon Gas Australia, Ltd. *	27,971	42,671
Kimberley Metals, Ltd. * (a)	16,629	1,505
Kings Minerals NL *	37,728	1,612
Kingsgate Consolidated, Ltd. * (a)	19,704	34,510
Linc Energy, Ltd. * (a)	94,657	161,089
Lynas Corp, Ltd. *	195,371	44,652
MAC Services Group, Ltd.	14,408	12,345
MacArthur Coal, Ltd.	24,217	59,130
Macmahon Holdings, Ltd.	156,391	54,390
Macquarie Communications
Infrastructure Group, Ltd.	159,794	85,656
Macquarie Media Group, Ltd.	54,334	28,626
Mantra Resources, Ltd. *	2,000	922
Marion Energy, Ltd. *	54,928	9,953
Maxitrans Industries, Ltd.	86,185	18,154
McGuigan Simeon Wines, Ltd. *	35,945	10,631
McPherson's, Ltd.	18,009	7,938
Melbourne IT, Ltd.	26,044	31,750
MEO Australia, Ltd. *	115,196	9,156
Mermaid Marine Australia, Ltd.	51,080	34,263
Metals X, Ltd. *	128,000	7,797
Minara Resources, Ltd.	52,139	11,537
Mincor Resources NL	54,880	18,808
Mineral Deposits, Ltd. *	137,144	42,281
Mineral Resources, Ltd.	31,193	40,389
Mirabela Nickel, Ltd. *	18,896	15,693
Molopo Australia, Ltd. *	35,633	15,911
Moly Mines Ltd *	23,306	4,316
Monadelphous Group, Ltd.	26,589	113,627
Mortgage Choice, Ltd.	19,081	8,997
Mosaic Oil NL *	258,008	12,744
Mount Gibson Iron, Ltd. *	151,507	30,208
Murchison Metals, Ltd. *	104,130	41,681
MYOB, Ltd.	74,610	47,102
New Hope Corp., Ltd.	159,455	343,882
Nexus Energy, Ltd. *	164,231	48,554
Nido Petroleum, Ltd. *	256,103	19,481
Nomad Building Solutions, Ltd.	39,048	14,525
Oakton, Ltd.	15,760	15,596

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Otto Energy, Ltd. *	140,395	$17,580
Pacific Brands, Ltd.	174,508	85,356
Pan Australian Resources, Ltd. *	538,159	57,053
Pan Pacific Petroleum NL *	177,591	24,515
PaperlinX, Ltd.	149,977	103,671
Peet & Company, Ltd. (a)	47,342	46,494
Peptech, Ltd. *	60,402	31,795
Perilya, Ltd.	22,845	2,124
Perseus Mining, Ltd. *	50,479	9,889
Petsec Energy, Ltd. *	36,147	6,077
Pharmaxis, Ltd. *	50,510	39,998
Photon Group, Ltd.	14,016	6,872
Platinum Australia Ltd *	49,395	20,481
PMP, Ltd.	84,363	35,636
Port Bouvard, Ltd. *	14,000	3,147
Poseidon Nickel, Ltd. *	47,198	6,049
Premier Investments, Ltd.	7,850	18,059
Prime Television, Ltd.	6,418	6,540
Primelife Corp., Ltd.	110,940	12,412
Programmed Maintenance Services, Ltd.	31,378	56,738
pSivida Corp. *	2,379	2,340
Pure Energy Resources, Ltd. *	29,000	34,048
Ramsay Health Care, Ltd.	37,683	223,654
RCR Tomlinson, Ltd.	22,598	8,927
Realestate.com.au, Ltd. *	2,110	5,427
Reckon, Ltd.	37,302	22,905
Redflex Holdings, Ltd.	29,562	59,302
Resolute Mining, Ltd. *	43,345	13,644
Reverse Corp., Ltd.	22,464	14,500
Ridley Corp., Ltd.	54,131	28,477
Riversdale Mining, Ltd. *	49,088	83,210
Roc Oil Company, Ltd. *	116,744	57,499
SAI Global, Ltd.	32,277	43,996
Salinas Energy, Ltd. *	105,014	7,976
Sally Malay Mining, Ltd.	55,567	36,347
Salmat, Ltd.	25,789	50,052
Sedgman, Ltd.	9,796	6,000
Seek, Ltd.	54,088	104,531
Select Harvests, Ltd.	6,776	14,468
ServCorp, Ltd.	13,939	27,954
Service Stream, Ltd.	53,430	27,693
Seven Network, Ltd. * (a)	45,662	164,131
Sigma Pharmaceuticals, Ltd.	285,561	241,279
Silex Systems, Ltd. *	39,304	86,632
Sino Gold, Ltd. *	68,223	161,487
Sino Strategic International, Ltd. *	11,948	3,957
Sirtex Medical, Ltd. *	11,366	14,186
Skilled Group, Ltd.	14,358	14,873
SMS Management & Technology, Ltd.	12,633	15,371
SP AusNet	7,985	5,420
SP Telemedia, Ltd. *	63,587	5,857
Specialty Fashion Group, Ltd.	51,331	10,790
Sphere Investments Ltd *	18,205	3,945
Spotless Group, Ltd.	47,401	76,279
St. Barbara, Ltd. *	137,516	22,069
Straits Resources, Ltd.	61,211	31,236

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Strike Resources, Ltd. *	22,520	$4,406
STW Communications Group, Ltd.	36,346	14,477
Sundance Resources, Ltd. *	344,338	20,332
Sunland Group, Ltd.	74,292	49,309
Super Cheap Auto Group, Ltd.	17,728	25,648
Swick Mining Services, Ltd. *	28,000	6,830
Talent2 International, Ltd.	6,000	2,414
Tamaya Resources, Ltd. * (a)	219,476	2,015
Tap Oil, Ltd. *	40,556	16,541
Tassal Group, Ltd.	32,207	38,193
Technology One, Ltd.	46,859	23,115
Ten Network Holdings, Ltd.	210,484	150,888
Terramin Australia, Ltd. *	14,500	5,243
TFS Corp., Ltd.	53,876	25,796
Thakral Holdings Group	137,513	44,253
The Reject Shop, Ltd.	8,900	56,654
Timbercorp, Ltd.	92,611	10,739
Tower Australia Group, Ltd.	79,915	111,767
Tox Free Solutions, Ltd. *	16,000	12,622
Transfield Services Infrastructure Fund	61,169	40,308
Transfield Services, Ltd.	43,997	100,986
Transpacific Industries Group, Ltd.	2,950	5,282
Troy Resources NL	18,408	9,948
United Minerals Corp. *	26,754	9,610
UXC, Ltd.	55,945	19,919
Village Roadshow, Ltd.	27,228	19,786
Virgin Blue Holdings, Ltd.	29,257	6,202
Vision Group Holdings, Ltd.	11,758	4,359
Washington H Soul Pattinson & Company, Ltd.	43,892	246,725
Watpac, Ltd. (a)	40,797	33,642
Wattyl, Ltd.	18,165	6,386
WDS, Ltd.	22,634	15,628
Webster, Ltd.	30,574	15,432
Western Areas NL * (a)	36,382	84,087
White Energy Company, Ltd. * (a)	20,704	20,366
Whitehaven Coal, Ltd.	26,881	18,286
WHK Group, Ltd. (a)	56,586	29,836
Wide Bay Australia, Ltd.	5,027	22,169
Windimurra Vanadium, Ltd. *	26,928	6,463
Wotif.com Holdings, Ltd.	34,986	78,561
		13,451,782
Austria - 1.09%
Agrana Beteiligungs AG	1,721	88,221
Andritz AG	14,063	326,368
A-TEC Industries AG *	4,140	44,682
Austrian Airlines AG *	13,651	47,335
BetandWin.com Interactive Entertainment AG *	10,250	147,342
BWT AG	1,398	24,416
Constantia Packaging AG	1,971	52,734
Flughafen Wien AG	3,854	151,620
Frauenthal Holdings AG	2,607	19,780
Intercell AG *	12,816	338,817
Lenzing AG	262	62,560
Mayr-Melnhof Karton AG	5,235	319,392
Oesterreichische Post AG *	13,510	402,461
Palfinger AG	4,482	65,090

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
RHI AG *	8,790	$147,289
Rosenbauer International AG	1,472	40,097
S&T System Integration & Technology
Distribution AG *	541	8,258
Schoeller-Bleckmann Oilfield Equipment AG	3,462	113,811
Uniqa Versicherungen AG	14,844	318,381
Warimpex Finanz- und Beteiligungs AG	3,221	4,708
Wolford AG	1,578	24,590
		2,747,952
Belgium - 1.21%
Ackermans & Van Haaren NV	9,778	555,058
Agfa Gevaert NV *	45,979	137,207
Banque Nationale de Belgique	75	190,104
Barco NV	3,889	93,482
Bekaert SA	4,106	264,585
Compagnie d'Entreprises (CFE)	2,678	113,265
Compagnie Immobiliere de Belgique SA	645	11,400
Compagnie Maritime Belge SA	2,799	51,576
Deceuninck NV	4,147	20,519
Devgen *	2,298	14,668
Duvel Moortgat SA	873	37,519
Econocom Group SA	5,040	35,280
Elia System Operator SA/NV	5,491	175,976
Euronav NV	7,637	91,217
EVS Broadcast Equipment SA	1,283	42,254
Exmar NV	4,863	52,823
Image Recognition Integrated Systems	78	3,478
International Brachytherapy SA *	6,399	19,106
Ion Beam Applications SA	4,206	39,924
Kinepolis Group NV	391	9,831
Lotus Bakeries SA	34	9,301
Melexis NV	4,995	35,031
Omega Pharma SA	5,762	210,693
Option NV * (a)	7,907	21,041
Recticel SA	3,266	17,377
Roularta Media Group NV	668	8,308
SA D'Ieteren Trading NV	792	99,037
Sapec SA	305	22,932
Sioen Industries NV	1,985	10,041
Sipef SA	170	48,965
Telenet Group Holding NV *	17,068	252,683
Tessenderlo Chemie NV	10,795	317,121
Van De Velde NV	1,407	42,990
		3,054,792
Canada - 7.16%
20-20 Technologies, Inc. *	6,400	12,643
Aastra Technologies, Ltd. *	4,100	33,489
Absolute Software Corp. *	12,800	31,892
Aecon Group, Inc.	13,800	105,152
AGF Management, Ltd.	31,220	207,429
Akita Drilling, Ltd.	2,900	16,298
Alamos Gold, Inc. *	27,052	133,057
Alberta Clipper Energy, Inc. *	19,300	10,738
Alexco Resource Corp. *	5,500	3,947
Allen-Vanguard Corp. *	12,747	1,028

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Altius Minerals Corp. *	6,200	$20,547
Amerigo Resources, Ltd.	22,400	6,412
Anderson Energy, Ltd. *	20,300	22,261
Angiotech Pharmaceuticals, Inc. *	28,094	3,624
Antrim Energy, Inc. *	29,900	12,055
Anvil Mining, Ltd. *	20,649	19,480
Aquiline Resources, Inc. *	15,500	17,872
Argosy Energy Inc *	1,724	2,376
Astral Media, Inc.	17,089	346,823
Atrium Innovations, Inc. *	4,200	43,856
ATS Automation Tooling Systems, Inc. *	29,800	120,142
Augusta Resource Corp. *	17,500	17,356
Aurizon Mines, Ltd. *	38,200	87,476
Aurora Energy Resources, Inc. *	10,400	10,147
Axia NetMedia Corp. *	9,200	12,017
Baffinland Iron Mines Corp. *	24,800	3,699
Baja Mining Corp. *	16,100	3,765
Ballard Power Systems, Inc. *	21,400	46,244
Bankers Petroleum, Ltd. *	43,086	34,394
Bellus Health, Inc. *	3,500	1,834
Bioms Medical Corp. *	21,000	47,920
Bioteq Environment Technologies, Inc. *	11,100	6,713
Biovail Corp.	54,800	479,423
Birch Mountain Resources, Ltd. *	11,200	45
Birchcliff Energy, Ltd. *	28,124	129,259
BNK Petroleum, Inc. *	12,925	1,370
Boralex, Inc., Class A *	9,100	58,700
Bow Valley Energy, Ltd. *	21,100	8,166
Breaker Energy, Ltd., Class A *	8,800	39,807
Breakwater Resources, Ltd. *	63,300	4,083
Calfrac Well Services Ltd *	7,700	74,566
Calvalley Petroleums, Inc., Class A *	15,977	19,066
Canaccord Capital, Inc.	9,300	30,970
Canada Bread Company, Ltd.	3,340	129,269
Canadian Hydro Developers, Inc. *	39,880	86,821
Canadian Royalties, Inc. *	24,900	5,622
Canadian Superior Energy, Inc. *	38,300	53,117
Canadian Western Bank *	18,334	232,834
Canam Group, Inc., Class A	15,300	69,086
Candax Energy, Inc. *	82,101	9,930
Canfor Corp. *	31,254	183,714
Cangene Corp. *	6,400	24,512
CanWest Global Communications Corp. *	15,050	8,980
Capstone Mining Corp. *	17,200	14,007
Cardiome Pharma Corp. *	18,800	82,464
Carpathian Gold, Inc. *	20,000	2,258
Cascades, Inc.	24,850	72,935
Catalyst Paper Corp. *	121,263	36,178
CCL Industries, Inc., Class B	8,200	161,329
CE Franklin, Ltd. *	2,786	7,525
Celestica, Inc. *	75,600	420,610
Celtic Exploration, Ltd. *	10,700	98,096
Central Sun Mining, Inc. *	11,052	1,381
Certicom Corp. *	4,100	2,975
Chariot Resources, Ltd. *	40,500	4,409
Clarke, Inc.	10,800	25,689

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Claude Resources, Inc. *	35,700	$9,355
Coalcorp Mining, Inc. *	33,771	13,615
Cogeco Cable, Inc.	5,900	148,190
COM DEV International, Ltd. *	14,900	31,838
Comaplex Minerals Corp. *	5,776	9,315
Compton Petroleum Corp. *	33,118	37,118
Connacher Oil & Gas, Ltd. *	71,923	73,071
Constellation Software, Inc.	2,100	42,349
Corby Distilleries, Ltd.	7,022	96,254
Corridor Resources, Inc. *	24,300	47,025
Corus Entertainment, Inc., Class B	27,513	305,034
Cott Corp. *	20,400	17,600
Crew Energy, Inc. *	18,023	77,021
Crew Gold Corp *	14,900	1,322
Crystallex International Corp. *	43,800	6,710
Dalsa Corp.	6,700	35,061
Delphi Energy Corp. *	30,700	30,695
Denison Mines Corp. *	59,616	48,550
Descartes Systems Group, Inc. *	10,100	26,875
Divestco, Inc. *	2,800	813
Dorel Industries, Inc., Class B	10,400	225,493
Dundee Precious Metals, Inc. *	17,200	24,270
DundeeWealth Inc *	21,542	84,243
Eastern Platinum, Ltd. *	203,624	41,868
Eldorado Gold Corp. *	51,263	309,595
Emera, Inc.	9,600	164,103
Empire Company, Ltd.	6,100	231,172
Endeavour Silver Corp. *	6,200	8,249
Enghouse Systems, Ltd.	1,100	3,539
Entree Gold, Inc. *	31,600	21,148
Equinox Minerals, Ltd. *	125,209	145,381
Equitable Group, Inc.	4,400	39,913
Etruscan Resources, Inc. *	15,700	4,241
European Goldfields, Ltd. *	47,300	85,050
Evertz Technologies, Ltd.	9,300	78,737
Exco Technologies, Ltd.	7,900	8,599
Exfo Electro Optical Engineering, Inc. *	8,300	20,077
Farallon Resources, Ltd. *	70,400	7,947
First Nickel, Inc. *	30,500	1,476
Flint Energy Services, Ltd. *	13,600	65,906
FNX Mining Company, Inc. *	25,900	67,454
Forsys Metals Corp. *	15,300	68,469
Forzani Group, Ltd., Class A	9,900	70,247
Fraser Papers Inc. *	4,800	2,709
Fronteer Development Group, Inc. *	14,100	25,581
Frontera Copper Corp. *	6,600	3,140
Galleon Energy, Inc., Class A *	20,050	67,900
Garda World Security Corp. *	7,700	9,251
Gennum Corp.	9,858	32,590
Gluskin Sheff & Associates, Inc.	2,500	12,115
Golden Star Resources, Ltd. *	99,000	69,448
Grande Cache Coal Corp. *	41,200	29,898
Great Basin Gold, Ltd. *	65,400	61,171
Great Canadian Gaming Corp *	19,450	58,027
Grey Wolf Exploration, Inc. *	8,500	4,455
Greystar Resources, Ltd. *	4,600	3,820

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
GSI Group, Inc. *	61,283	$65,573
Guyana Goldfields, Inc. *	10,700	8,628
Hanfeng Evergreen, Inc. *	13,500	50,617
Harry Winston Diamond Corp.	18,800	89,134
Heroux-Devtek, Inc. *	6,800	20,013
High River Gold Mines, Ltd. *	94,050	9,479
Highpine Oil & Gas, Ltd. *	21,142	99,726
Home Capital Group, Inc.	8,700	126,340
HudBay Minerals, Inc. *	47,312	149,924
Hydrogenics Corp. *	24,000	10,643
IAMGOLD Corp.	99,100	470,649
Imax Corp. *	1,500	4,294
Imperial Metals Corp. *	6,500	14,990
Intermap Technologies Corp., Class A *	7,800	10,503
International Forest Products, Ltd., Class A *	10,250	11,571
International Royalty Corp.	24,000	28,447
Intertape Polymer Group, Inc. *	9,300	15,148
Iteration Energy, Ltd. *	57,560	102,570
Ivanhoe Energy, Inc. *	51,200	30,963
Jean Coutu Group, Inc.	49,511	275,460
Jinshan Gold Mines, Inc. *	34,900	13,508
Kaboose, Inc. *	44,000	10,289
Kimber Resources, Inc. *	1,750	1,058
Kingsway Financial Services, Inc.	19,200	88,708
Kinross Gold Corp.	0	6
Kirkland Lake Gold, Inc. *	14,900	56,467
Labopharm, Inc. *	12,200	5,509
Lake Shore Gold, Corp. *	50,500	30,132
Laramide Resources, Ltd. *	11,900	9,307
Laurentian Bank of Canada	9,000	275,762
Le Chateau, Inc.	4,700	28,423
Leon's Furniture, Ltd.	16,274	110,225
Linamar Corp.	39,306	139,134
MacDonald Dettwiler & Associates, Ltd. *	10,200	153,469
Mahalo Energy, Ltd. *	12,900	1,664
Major Drilling Group International	6,900	80,116
Maple Leaf Foods, Inc.	22,100	163,050
March Networks Corp. *	7,500	11,490
Martinrea International, Inc. *	21,300	49,291
Maxim Power Corp. *	10,800	23,338
MDS, Inc. *	23,168	168,128
Mega Brands, Inc. *	14,500	8,184
Mega Uranium, Ltd. *	26,600	15,443
Methanex Corp.	32,300	351,597
Migao Corp. *	9,400	25,012
Miranda Technologies, Inc. *	4,000	24,093
Mosaid Technologies, Inc.	4,400	33,172
Neo Material Technologies, Inc. *	15,700	19,369
Norbord, Inc.	26,000	12,740
North American Palladium, Ltd. *	12,650	14,382
Northbridge Financial Corp.	8,900	231,363
Northgate Minerals Corp. *	99,695	70,740
Nova Chemicals Corp.	29,069	240,015
NuVista Energy, Ltd. *	23,597	154,117
Oncolytics Biotech, Inc. *	10,923	12,683
Open Text Corp. *	15,789	454,242

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Orvana Minerals, Corp. *	48,020	$19,166
Paladin Labs, Inc. *	3,300	29,802
Pan American Silver Corp. *	12,600	188,970
Paramount Resources, Ltd. *	12,700	86,018
Pason Systems, Inc.	18,300	174,117
Patheon, Inc. *	21,400	21,914
Pengrowth Energy Trust *	35	315
Petaquilla Minerals Company, Ltd. *	30,600	13,570
Petrolifera Petroleum, Ltd. *	7,550	9,132
Platinum Group Metals, Ltd. *	11,200	14,088
Points International, Ltd. *	16,500	5,987
Polymet Mining Corp. *	35,100	22,925
ProEx Energy, Ltd. *	14,100	131,996
ProspEx Resources, Ltd. *	8,365	5,801
Pulse Data, Inc.	15,318	20,997
QLT, Inc. *	24,600	51,572
Quadra Mining Ltd *	19,900	65,788
Quebecor World, Inc. *	21,545	869
Quebecor, Inc.	14,800	201,080
Quest Capital Corp.	50,300	35,285
Reitman's Canada, Ltd., Class A	15,317	130,297
Resin Systems, Inc. *	36,820	3,563
Resverlogix Corp. *	5,300	8,974
Richelieu Hardware, Ltd.	5,700	72,342
Ritchie Bros. Auctioneers, Inc.	14,700	330,578
Rock Energy, Inc. *	8,373	11,140
RONA, Inc. *	37,896	351,398
Rubicon Minerals Corp. *	21,100	17,694
Russel Metals, Inc.	19,915	285,831
Samuel Manu-Tech, Inc.	3,200	18,836
Savanna Energy Services Corp.	22,400	133,656
Sceptre Investment Counsel, Ltd.	7,600	32,172
Scorpio Mining Corp. *	22,600	6,925
Semafo, Inc. *	42,000	38,945
ShawCor, Ltd., Class A	15,000	220,126
Shore Gold, Inc. *	64,900	21,979
Sierra Wireless, Inc. *	9,350	78,558
Silver Standard Resources, Inc. *	16,400	174,949
Silvercorp Metals, Inc.	38,694	62,400
Softchoice Corp.	2,000	4,902
Stantec, Inc. *	12,500	232,825
Starfield Resources, Inc. *	52,500	3,810
Stella-Jones, Inc.	2,100	28,379
Storm Cat Energy Corp. *	2,400	77
Storm Exploration, Inc. *	9,200	98,662
Stornoway Diamond Corp. *	44,100	3,378
SunOpta, Inc. *	17,900	33,485
Suramina Resources, Inc. *	4,000	597
SXC Health Solutions Corp. *	4,200	66,376
Tanzanian Royalty Exploration Corp. *	17,900	56,145
Taseko Mines, Ltd. *	39,900	28,955
Teal Exploration & Mining, Inc. *	4,000	968
Tembec, Inc. *	7,330	6,501
The Churchill Corp. *	2,800	15,239
Theratechnologies, Inc. *	12,198	15,835
Thompson Creek Metals Company, Inc. *	32,300	108,083

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Timminco, Ltd. * (a)	12,400	$50,192
TLC Vision Corp. *	13,700	3,148
Toromont Industries, Ltd.	19,900	377,237
Torstar Corp., Class B	19,400	118,102
Transat A.T., Inc., Class A	2,100	15,070
Transcontinental, Inc., Class A	24,200	195,130
Transglobe Energy Corp. *	16,600	33,998
Transition Therapeutics, Inc. *	4,900	12,288
Treasury Metals, Inc. *	3,131	505
Trican Well Service, Ltd. *	18,100	120,404
Trinidad Drilling, Ltd. *	19,200	79,729
Tristar Oil & Gas, Ltd. *	33,907	334,914
Tundra Semiconductor Corp. *	2,300	5,860
Turnkey E&P, Inc. *	1,100	31
Uex Corp. *	35,200	17,597
Uni-Select, Inc.	4,200	65,191
Uranium One, Inc. *	138,200	143,749
Uranium Participation Corp. *	19,758	117,732
Ur-Energy, Inc. *	10,200	5,202
UTS Energy Corp. *	93,500	63,329
Vecima Networks, Inc. *	5,621	26,741
Vector Aerospace Corp. *	2,100	6,265
Verenex Energy, Inc. *	8,500	43,521
Vero Energy, Inc. *	6,700	32,900
Vitran Corp., Inc. *	300	1,451
Wesdome Gold Mines, Ltd. *	17,100	10,755
West Energy, Ltd. *	23,625	40,956
West Fraser Timber Company, Ltd.	12,100	287,426
Western Canadian Coal Corp *	25,500	16,243
Western Financial Group, Inc.	10,800	17,852
Westport Innovations Inc *	3,500	14,252
Wi-LAN, Inc. *	27,400	34,686
Winpak, Ltd.	9,900	52,685
Xceed Mortgage Corp. *	1,800	871
Xtreme Coil Drilling Corp. *	6,548	16,526
Yukon-Nevada Gold Corp. *	47,100	1,329
Zarlink Semiconductor, Inc. *	33,700	8,288
ZCL Composites, Inc.	5,200	17,987
		18,111,987
Denmark - 0.71%
ALK-Abello A/S *	1,570	160,329
Alm. Brand Skadesforsikring A/S *	3,700	43,446
Amagerbanken A/S	3,400	13,352
Ambu A/S	800	9,579
Auriga Industries	5,800	88,950
Bang & Olufsen AS, Series B	2,100	42,665
Bavarian Nordic A/S *	1,260	27,997
BoConcept Holding A/S	75	1,512
Bonusbanken A/S	7,500	940
Brodrene Hartmann A/S *	900	11,516
Brondbyernes IF Fodbold A/S *	1,244	9,223
Capinordic A/S *	9,300	4,783
Dalhoff Larsen & Horneman A/S, Series B	2,500	14,580
Dantherm A/S	800	7,008
Det Ostasiatiske Kompagni AS	4,950	160,027
DFDS A/S	745	48,248

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
DiBa Bank A/S	550	$7,343
Fionia Bank A/S	1,250	3,960
Fluegger A/S, Series B	300	15,517
Greentech Energy Systems A/S * (a)	13,500	44,827
Gronlandsbanken	20	973
H&H International A/S	280	19,117
Harboes Bryggeri A/S	1,900	33,812
IC Companys A/S	3,450	32,862
Jeudan A/S	650	52,113
Maconomy Corp. *	1,500	2,128
NeuroSearch A/S *	4,338	106,626
Nordjyske Bank A/S	1,190	16,251
Ostjydsk Bank A/S	190	13,258
Parken Sport & Entertainment A/S *	610	53,892
PER Aarsleff A/S	600	39,384
Pharmexa A/S *	10,600	2,350
Ringkjoebing Bank A/S	620	16,853
Ringkjoebing Landbobank A/S	1,455	82,565
Roskilde Bank A/S	495	84
Royal Unibrew A/S	1,200	36,999
Sanistal A/S, Series B	250	5,639
Satair A/S	1,000	22,282
Schouw & Company A/S, Series B	4,900	71,719
SimCorp A/S	1,630	140,501
Sjaelso Gruppen A/S	5,500	23,618
Solar Holdings A/S	900	31,634
Spar Nord Bank A/S	16,850	153,466
Sparbank Vest A/S	275	4,474
Thrane & Thrane A/S	800	28,916
TK Development A/S *	12,600	56,416
TopoTarget A/S *	15,000	10,297
Vestjysk Bank A/S	2,050	22,553
		1,796,584
Finland - 2.53%
Ahlstrom OYJ	995	10,209
Aldata Solution Oyj *	13,900	9,551
Alma Media Oyj	19,550	131,849
Amer Sports Oyj, A Shares (a)	41,993	295,018
Aspo Oyj	4,950	26,142
Atria PLC	4,565	68,297
BasWare Oyj	299	2,524
Cargotec Corp. Oyj, B Shares	13,212	143,404
Comptel PLC	33,552	41,872
Cramo Oyj, Series B	5,674	35,976
Digia PLC	2,622	6,827
Elcoteq SE, A Shares *	5,952	10,251
Elektrobit Corp.	9,773	4,868
Elisa Oyj, Class A	47,520	685,160
Etteplan Oyj	276	947
Finnair Oyj	21,089	123,939
Finnlines Oyj	6,400	55,114
Fiskars Corp.	11,491	113,974
F-Secure Oyj	27,788	72,947
HK Ruokatalo Oyj, Series A	6,090	38,297
Huhtamaki Oyj	45,417	308,746
Ilkka-Yhtyma Oyj	1,073	11,533

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
KCI Konecranes Oyj	51,234	$761,198
Kemira Oyj (a)	22,162	181,524
Lannen Tehtaat Oyj	1,246	22,387
Lassila & Tikanoja Oyj	9,284	153,700
Lemminkainen Oyj	2,350	41,623
M-real Oyj, Series B	51,438	65,087
OKO Bank PLC, Series A	48,782	626,106
Olvi Oyj, Series A	2,000	34,486
Oriola-KD Oyj	22,667	40,413
Orion Oyj, Series A	9,493	138,126
Orion Oyj, Series B	32,114	470,601
Outotec Oyj	10,773	151,883
PKC Group Oyj	5,756	26,815
Ponsse Oyj	2,415	15,333
Poyry Oyj	11,221	117,730
Raisio Oyj	33,851	66,718
Ramirent Oyj	21,264	72,264
Rapala VMC Oyj	617	2,677
Ruukki Group Oyj	65,126	99,753
Sanoma WSOY Oyj	22,331	310,991
Scanfil Oyj	3,082	8,245
Stockmann Oyj Abp, Series A	1,949	31,541
Stockmann Oyj Abp, Series B (a)	9,139	125,149
Talentum Oyj	2,462	6,253
Tecnomen Oyj	21,184	20,543
Teleste Oyj	1,377	3,974
TietoEnator Oyj	7,229	75,519
Uponor Oyj	16,275	150,827
Vacon Oyj	2,844	73,287
Vaisala Oyj, Series A	2,677	70,810
YIT Oyj (a)	38,286	226,928
		6,389,936
France - 4.96%
Ales Groupe SA	1,081	17,096
Alten SA *	4,916	110,331
Altran Technologies SA *	34,473	129,237
April Group SA	4,250	142,800
Archos SA *	1,721	7,130
Arkema	22,415	434,082
Assystem SA	4,109	31,286
Atos Origin SA	24,754	548,553
Audika SA	1,625	33,151
Avanquest Software SA *	1,218	2,957
Bacou Dalloz SA	1,627	110,070
Beneteau SA (a)	11,605	106,421
BioMerieux SA	158	11,600
Boiron SA	1,874	43,318
Bonduelle SCA	961	74,931
Bongrain SA	2,450	137,971
Bourbon SA (a)	12,559	347,733
Bull SA *	11,140	23,439
Canal Plus SA	16,823	91,631
Carbone Lorraine SA	3,232	105,238
Cegedim SA	323	15,516
Cegid SA	1,808	18,424
Club Mediterranee SA *	3,915	69,623

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Compagnie Plastic Omnium SA	3,169	$32,314
Delachaux SA	2,118	135,951
Electricite de Strasbourg SA	1,094	125,715
Esso SAF	925	99,529
Etablissements Maurel et Prom SA	29,973	344,619
Etam Developpement SA	1,728	16,769
Euler Hermes SA	2,690	121,798
Euro Disney SCA *	5,771	33,271
Exel Industries SA	185	7,697
Faurecia SA *	2,085	31,447
Financiere Marc de Lacharriere SA (Fimalac)	3,983	149,280
Fleury Michon SA	344	10,656
Gaumont SA	589	34,964
Gemalto NV *	23,917	565,611
GFI Informatique SA	9,954	28,617
GIFI	620	27,583
GL Events SA	2,064	31,658
Groupe Crit SA	1,884	21,491
Groupe Open SA	2,447	15,510
Groupe Steria SCA	7,290	76,822
Guerbet SA	558	71,175
Guyenne & Gascogne SA	1,677	110,290
Havas SA	101,280	187,419
Infogrames Entertainment SA *	2,320	18,354
Ingenico SA	11,885	153,887
International Metal Service SA	4,726	67,593
Ipsos SA	7,062	170,588
Kaufman & Broad SA	1,176	13,103
Korian	2,594	57,633
Lafuma SA	424	8,528
Laurent-Perrier SA	1,018	71,020
Lectra SA *	6,134	23,447
Lisi SA	1,002	37,223
LVL Medical Groupe SA *	3,125	38,435
M6-Metropole Television	19,397	326,454
Maisons France Confort SA	709	10,852
Manitou BF SA	4,367	47,598
Manutan SA	1,304	60,930
Montupet SA	553	2,325
Mr. Bricolage SA	1,756	22,374
Naturex	306	10,310
Neopost SA	9,602	688,325
Nexans SA	9,667	572,356
Nexity SA	7,635	77,900
Norbert Dentressangle SA	1,107	55,007
NRJ Group (a)	8,402	59,159
Orco Property Group SA (a)	1,119	10,238
Orpea SA *	5,255	162,165
Parrot SA *	1,593	8,194
Penauille Polyservices SA	35,222	101,105
Pierre & Vacances SA	1,327	56,470
Pinguely-Haulotte SA	2,723	18,097
Radiall SA	349	21,906
Rallye SA	5,515	99,305
Remy Cointreau SA	7,741	274,790
Rexel SA	29,224	236,442

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Rhodia SA	29,344	$212,338
Robertet SA	258	24,648
Rubis SA	2,384	119,243
Saft Groupe SA *	3,605	93,201
Samse SA	317	20,142
SEB SA	8,823	268,793
Sechilienne-Sidec SA	5,039	168,498
Silicon-On-Insulator Technologies SA * (a)	19,957	91,017
Societe BIC SA	8,630	438,958
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	93	60,252
Societe Industrielle D'Aviations Latecoere SA *	552	3,964
Societe Marseillaise du Tunnel Prado
Carenage	219	5,371
Somfy SA	554	85,083
Sopra Group SA	2,126	76,859
Spir Communication SA	493	11,438
SR Teleperformance SA	16,280	390,885
Stallergenes SA	2,320	106,085
Stef-TFE Group	3,091	133,146
Sucriere de Pithiviers-Le-Vieil SA	73	38,533
Synergie SA	1,224	14,011
Tessi SA	206	6,287
Theolia SA * (a)	7,086	30,934
Toupargel-Agrigel SA	936	14,370
Trigano SA	2,853	15,874
UbiSoft Entertainment SA *	21,364	493,958
Union Financiere de France Banque SA	725	19,076
Valeo SA	28,318	356,828
Viel & Compagnie SA	7,076	18,083
Vilmorin & Compagnie SA	1,096	104,210
Virbac SA	1,389	89,698
VM Materiaux SA	579	22,024
Vranken-Pommery Monopole Group	721	18,654
Zodiac SA (a)	14,831	529,332
		12,556,630
Germany - 5.42%
Aareal Bank AG	17,993	129,617
Adlink Internet Media AG *	4,151	24,787
ADVA AG Optical Networking * (a)	10,567	13,560
Aixtron AG	24,075	112,255
Amadeus Fire AG	724	6,991
Augusta Technologie AG *	2,266	22,456
Baader Wertpapierhandelsbank AG	12,358	27,476
Balda AG *	3,189	2,958
Bauer AG	3,054	78,689
Beate Uhse AG *	8,223	6,268
Bechtle AG	3,518	53,725
Bertrandt AG	519	10,359
Bilfinger Berger AG	12,680	517,773
Biotest AG	1,095	81,357
Boewe Systec AG	1,342	10,742
Borussia Dortmund GMBH & Company KGAA *	20,750	28,472
Carl Zeiss Meditec AG	11,704	128,774
Cenit AG	2,140	8,564
Centrotec Sustainable AG *	2,162	26,369

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Cewe Color Holding AG	1,320	$24,653
Comdirect Bank AG	13,528	83,702
Conergy AG * (a)	1,920	3,391
CropEnergies AG *	4,847	14,164
CTS Eventim AG	2,979	89,019
Curanum AG (a)	4,385	18,385
D Logistics AG *	17,468	23,969
DAB Bank AG	4,358	11,572
Data Modul AG	850	11,026
Demag Cranes AG	6,123	128,513
Deutsche Wohnen AG *	2,936	16,972
Deutz AG	22,110	57,867
Douglas Holding AG (a)	11,354	473,004
Drillisch AG	6,749	10,547
Duerr AG	2,766	36,899
DVB Bank AG	110	3,634
Elexis AG	1,550	16,739
ElringKlinger AG	6,772	61,001
EM. Sport Media AG *	17,451	35,474
Escada AG *	2,739	15,033
Evotec AG *	8,820	9,189
Fielmann AG	3,660	205,950
Freenet AG *	25,735	117,053
Fuchs Petrolub AG	1,810	76,830
Gerresheimer AG	9,824	338,246
Gerry Weber International AG	3,544	77,446
Gesco AG	829	34,504
Get Nice Holdings, Ltd.	488,000	9,300
GFK AG	5,709	123,959
GFT Technologies AG *	9,511	14,984
Gildemeister AG	10,914	82,365
GPC Biotech AG *	5,604	7,120
Grammer AG	1,905	16,022
Grenkeleasing AG	4,802	122,019
Hawesko Holding AG	1,432	32,384
Heidelberger Druckmaschinen AG (a)	24,136	136,458
IDS Scheer AG	3,889	26,237
Indus Holding AG	3,773	52,250
Integralis AG *	30	106
Interseroh AG	1,177	54,716
Intershop Communications AG *	2,654	4,282
IVG Immobilien AG	28,216	132,639
IWKA AG (a)	6,306	80,678
Jenoptik AG *	20,577	95,945
KIZOO AG	2,445	13,451
Kloeckner & Company SE	14,733	180,818
Kontron AG	15,170	131,252
Krones AG	5,868	237,227
KSB AG	139	54,714
KWS Saat AG	1,690	217,935
Lanxess AG	29,533	488,907
Leoni AG	10,178	141,984
Loewe AG	2,108	24,640
Manz Automation AG *	538	35,202
MasterFlex AG	1,234	10,112
Mediclin AG *	8,648	28,567

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Mediclin AG *	8,648	$439
Medigene AG *	11,954	53,005
Medion AG	7,729	55,874
MLP AG (a)	18,256	225,912
Mologen AG *	1,346	10,004
Morphosys AG *	1,536	90,120
MTU Aero Engines Holding AG	15,911	322,630
Muehlbauer Holding AG & Co KGaA	712	16,192
MVV Energie AG	7,580	298,349
Nemetschek AG	1,760	16,972
Norddeutsche Affinerie AG	14,330	492,661
Nordex AG *	8,560	114,084
OHB Technology AG	2,846	22,852
P&I Personal & Informatik AG	20	339
PC-Ware AG	702	14,279
Pfeiffer Vacuum Technology AG	2,709	147,308
Pfleiderer AG	15,830	119,264
Plambeck Neue Energien AG *	8,720	14,846
Praktiker Bau- und Heimwerkermaerkte AG	19,355	171,642
Premiere AG * (a)	32,757	190,193
PSI AG Gesellschaft Fuer Produkte und
Systeme der Informationstechnologie *	867	3,415
PVA TePla AG *	1,400	6,350
Qiagen AG * (a)	50,599	799,075
QSC AG *	22,823	37,696
R. Stahl AG	1,092	23,724
Rational AG	984	93,400
REpower Systems AG * (a)	2,414	325,100
Rheinmetall AG	12,273	285,973
Rhoen-Klinikum AG	23,525	445,339
Roth & Rau AG *	692	14,630
Sartorius AG	997	12,021
Schlott Gruppe AG	1,862	17,743
SGL Carbon AG *	14,429	374,707
SHB Stuttgarter Finanz & Beteiligungs AG	951	20,782
Singulus Technologies AG *	9,728	37,449
Sixt AG	2,811	33,571
Software AG	6,176	317,787
Solar Millennium AG *	2,631	38,441
Solon AG Fuer Solartechnik * (a)	2,111	37,790
Stada Arzneimittel AG	18,286	493,920
Stratec Biomedical Systems AG	1,403	23,155
Suedzucker AG	27,003	340,671
Suess MicroTec AG *	4,728	9,070
Symrise AG	29,014	341,713
Takkt AG	6,384	61,237
Technotrans AG	258	1,196
Versatel AG *	5,197	63,717
Vivacon AG	3,362	11,106
Vossloh AG	7,123	656,108
Wacker Construction Equipment AG	1,409	8,861
Washtec AG *	1,640	13,523
Wincor Nixdorf AG	10,229	376,362
Wire Card AG *	25,176	141,059
Wuerttembergische Lebensversicherung AG	1,339	28,920
		13,714,823

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 1.47%
Agricultural Bank of Greece	63,737	$125,949
Alapis Holding Industrial & Commercial SA	230,470	326,774
Alfa-Beta Vassilopoulos SA	1,130	37,570
Anek Lines SA	43,170	47,038
Aspis Bank SA	10,270	13,190
Astir Palace Hotel SA *	6,080	28,254
Athens Medical Center SA	8,110	12,986
Athens Stock Exchange SA	21,844	181,278
Athens Water Supply and Sewage Company
SA	12,066	94,361
Autohellas SA	8,930	15,461
Bank of Attica SA	5,492	13,468
Bank of Greece SA	5,268	275,390
Biossol SA *	37,279	11,952
C. Rokas SA	3,530	71,895
Commercial Bank of Greece SA *	8,531	76,203
Diagnostic & Therapeutic Center of Athens
Hygeia SA	20,827	49,392
Duty Free Shops SA	2,936	18,727
Euromedica SA	1,362	7,044
Forthnet SA *	14,320	15,522
Fourlis SA	13,622	99,788
Frigoglass SA	7,974	48,226
GEK Group of Companies SA	10,265	37,700
Geniki Bank SA *	13,528	26,946
Greek Postal Savings Bank SA	29,589	206,530
Halcor SA	19,210	20,571
Hellenic Technodomiki Tev SA	47,275	219,288
Heracles General Cement SA	5,225	39,431
Iaso SA	13,290	75,022
Inform P Lykos SA	6,596	15,270
Intracom Holdings SA *	28,550	31,715
Intracom SA Technical & Steel Constructions	42,136	21,059
J&P-Avax SA	12,040	34,781
Lambrakis Press SA	14,105	37,279
Lavipharm SA *	12,350	13,992
Loulis Mills SA *	9,563	29,487
Maritime Company of Lesvos SA *	26,037	15,878
Metka SA	8,876	79,161
Michaniki SA	17,800	30,200
Minoan Lines Shipping SA	16,450	79,001
Motodynamic SA	321	902
Motor Oil Hellas Corinth Refineries SA	14,010	148,943
Mytilineos Holdings SA	29,457	166,974
Nireus Aquaculture SA	11,075	8,897
Piraeus Port Authority	2,275	32,610
Proton Bank SA	16,640	15,113
S&B Industrial Minerals SA	3,540	35,269
Sarantis SA	3,820	21,215
Sfakianakis SA	3,897	7,194
Sidenor Steel Products Manufacturing
Company SA	17,717	64,483
Singularlogic SA *	10,414	26,429
Teletypos SA Mega Channel	8,637	79,494
Terna SA	6,110	20,434
Thessaloniki Port Authority SA	488	8,130
Titan Cement Company SA	19,512	334,658

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Viohalco SA	32,346	$176,249
		3,730,773
Hong Kong - 1.61%
Alco Holdings, Ltd.	94,000	10,932
Allied Group, Ltd.	34,000	46,219
Allied Properties HK, Ltd.	1,064,000	96,712
Asia Financial Holdings, Ltd.	98,000	24,884
Asia Satellite Telecom Holdings Company, Ltd.	300,720	327,878
Asia Standard Hotel Group, Ltd.	3,655,368	12,313
Asia Standard International Group, Ltd.	2,424,750	15,426
Asian Union New Media Group, Ltd. *	2,550,000	12,235
Associated International Hotels *	52,000	66,129
Burwill Holdings, Ltd. *	1,114,400	17,997
C C Land Holdings, Ltd.	297,000	42,160
C Y Foundation Group, Ltd. *	605,000	6,585
Cafe de Coral Holdings, Ltd.	78,000	130,914
Capital Estate, Ltd. *	3,465,000	11,142
Capital Strategic Investment, Ltd.	880,000	9,685
Century City International Holdings, Ltd.	349,600	11,119
Champion Technology Holdings, Ltd.	323,553	8,578
Chen Hsong Holdings, Ltd.	74,000	12,817
Chevalier International Holdings, Ltd.	32,000	20,547
China Infrastructure Investment, Ltd. *	790,000	18,348
China Metal International Holdings, Inc.	108,000	11,813
China Renji Medical Group, Ltd. *	3,286,000	14,080
China Sci-Tech Holdings, Ltd. *	1,096,000	4,133
China Seven Star Shopping, Ltd. *	850,000	3,520
China Solar Energy Holdings, Ltd. *	540,000	3,297
China Timber Resources Group, Ltd.	2,100,000	9,023
China Yunnan Tin Minerals Group Company,
Ltd. *	772,000	9,526
China Zenith Chemical Group, Ltd. *	350,000	9,095
China Zirconium, Ltd.	23,600	7,801
Chinese People Gas Holdings Company, Ltd. *	654,000	9,318
Chong Hing Bank, Ltd.	43,000	53,551
Chow Sang Sang Holdings, Ltd.	108,000	43,361
Chuang's China Investments, Ltd.	271,000	4,336
Chuang's Consortium International, Ltd.	156,000	5,044
Clear Media, Ltd. *	37,000	8,563
Coastal Greenland, Ltd. *	240,000	9,303
COL Capital, Ltd.	28,000	2,782
Coslight Technology International Group, Ltd. (a)	52,000	24,176
Cross-Harbour Holdings, Ltd.	32,000	27,045
Daphne International Holdings, Ltd.	256,000	50,362
Dickson Concepts International, Ltd.	37,000	6,221
EganaGoldpfeil Holdings, Ltd. *	131,750	11,220
Emperor Capital Group, Ltd.	33,600	819
Emperor Entertainment Hotel, Ltd.	165,000	7,393
Emperor International Holdings, Ltd.	330,000	23,948
eSun Holdings, Ltd. *	195,000	8,016
Far East Consortium International, Ltd.	330,750	35,586
First Natural Foods Holdings, Ltd.	375,000	14,073
First Sign International Holdings, Ltd. *	200,000	15,742
Fong's Industries Company, Ltd.	66,000	10,392
Fubon Bank, Ltd.	110,000	27,575
Fubon Bankhk, Ltd. *	110,000	0

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Genesis Energy Holdings, Ltd. *	980,000	$10,902
Giordano International, Ltd.	1,113,708	231,967
Global Green Tech Group, Ltd. *	204,000	9,381
Glorious Sun Enterprises, Ltd.	88,000	18,350
Golden Resorts Group, Ltd.	500,000	5,493
Hang Fung Gold Technology, Ltd.	310,000	0
Hanny Holdings, Ltd.	14,880	1,673
Hanny Holdings, Ltd. *	59,520	6,605
Harbour Centre Development, Ltd.	25,000	18,548
Heng Tai Consumables Group, Ltd. *	325,000	16,877
Hi Sun Technology China, Ltd. *	375,000	21,912
HKR International, Ltd.	257,600	46,441
Hon Kwok Land Investment Company, Ltd.	104,000	16,689
Hongkong Chinese, Ltd.	402,300	35,676
Hung Hing Printing Group, Ltd.	134,216	16,266
Hutchison Harbour Ring, Ltd.	1,420,000	93,641
I.T., Ltd.	242,000	11,576
i-Cable Communications, Ltd.	179,000	15,013
Imagi International Holdings, Ltd. *	140,000	5,214
Integrated Distribution Services Group, Ltd.	55,000	45,692
Interchina Holdings Company *	3,585,000	8,336
International Luk Fook Holdings, Ltd.	62,000	12,573
ITC Corp., Ltd.	678,559	6,251
Jinhui Holdings, Ltd.	42,000	4,905
K Wah International Holdings, Ltd.	367,227	41,472
Kantone Holdings, Ltd.	752,267	13,637
Karl Thomson Holdings, Ltd. *	92,000	4,246
Keck Seng Investments, Ltd.	61,000	17,701
Lai Sun Development Company, Ltd. *	2,414,000	11,649
Lai Sun Garment International, Ltd. *	609,000	15,904
Lee & Man Paper Manufacturing, Ltd.	113,600	39,666
Lippo, Ltd.	31,250	7,721
Liu Chong Hing Investment, Ltd.	74,000	27,863
Luks Group Vietnam Holdings Company, Ltd.	76,000	17,572
Lung Kee Holdings, Ltd.	76,000	23,446
Macau Success, Ltd. *	276,000	13,276
Magnificent Estates, Ltd.	1,130,000	10,500
Matsunichi Communication Holdings, Ltd. *	145,000	44,576
Media Chinese International, Ltd.	30,000	4,616
Melco International Development	210,000	50,204
Midland Holdings, Ltd.	132,000	43,919
Miramar Hotel & Investment Company, Ltd.	8,000	5,062
Nam Tai Electronic & Electrical Products, Ltd.	181,000	14,308
Natural Beauty Bio-Technology, Ltd.	280,000	42,270
Next Media, Ltd.	150,000	18,492
Norstar Founders Group, Ltd.	168,000	22,629
Oriental Press Group, Ltd.	202,000	18,832
Oriental Watch Holdings, Ltd.	128,000	14,061
Pacific Andes International Holdings, Ltd.	302,611	17,015
Pacific Century Premium Developments, Ltd. *	440,000	107,739
Paliburg Holdings, Ltd.	133,380	12,707
Peace Mark Holdings, Ltd.	180,000	0
Pico Far East Holdings, Ltd.	200,000	9,841
Playmates Holdings, Ltd.	38,400	3,617
Public Financial Holdings, Ltd.	126,000	36,431
PYI Corp., Ltd.	358,801	9,829

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Regal Hotels International Holdings, Ltd.	157,200	$36,472
Road King Infrastructure, Ltd.	78,000	24,334
Sa Sa International Holdings, Ltd.	112,000	20,375
SEA Holdings, Ltd.	52,000	16,640
Shanghai Zendai Property, Ltd. *	525,000	6,140
Shaw Brothers Hong Kong, Ltd.	38,000	37,855
Shell Electric Manufacturing Company, Ltd.	102,000	25,771
Shui On Construction & Materials, Ltd.	48,000	21,607
Singamas Container Holdings, Ltd.	60,000	4,361
Sino-I Technology, Ltd. *	2,940,000	15,323
Skyfame Realty Holdings, Ltd. *	216,000	7,408
Smartone Telecommunications Holdings, Ltd.	82,000	62,022
Solomon Systech International, Ltd.	1,110,000	20,574
Sun Hung Kai & Company, Ltd.	233,000	93,524
Superb Summit International Timber
Company, Ltd. *	5,630,000	32,132
Symphony Holdings, Ltd.	296,000	6,731
Tack Fat Group International, Ltd. *	200,000	10,322
TAI Cheung Holdings, Ltd.	143,000	38,001
Tai Fook Securities Group, Ltd.	99,120	12,053
TAK Sing Alliance Holdings, Ltd.	94,000	4,392
Tan Chong International, Ltd.	63,000	3,827
TCC International Holdings, Ltd. *	105,444	20,924
Techtronic Industries Company, Ltd.	291,500	89,492
Texwinca Holdings, Ltd.	423,961	198,446
Titan Petrochemicals Group, Ltd. *	600,000	9,075
Tongda Group Holdings, Ltd.	740,000	4,803
Top Form International, Ltd.	226,000	6,887
Truly International Holdings, Ltd.	46,000	19,446
Upbest Group, Ltd.	158,000	9,113
USI Holding Corp.	72,000	8,221
Varitronix International, Ltd.	68,000	13,535
Vedan International Holdings, Ltd.	220,000	10,955
Victory City International Holdings, Ltd.	138,502	16,482
Vitasoy International Holdings, Ltd.	196,000	73,794
VST Holdings Company, Ltd. *	182,000	9,706
VTech Holdings, Ltd.	42,000	126,527
Wai Kee Holdings, Ltd.	130,000	10,142
Wing On Company International, Ltd.	51,000	52,577
Wonson International Holdings, Ltd. *	2,300,000	7,755
Xinyi Glass Holdings Company, Ltd.	228,000	69,220
Yanion International Holdings, Ltd. *	520,000	7,271
Yau Lee Holdings, Ltd.	88,000	6,873
Yip's Chemical Holdings, Ltd.	112,000	31,409
Yugang International, Ltd.	1,366,000	6,382
		4,063,415
India - 0.01%
HTMT Global Solutions, Ltd.	2,398	5,862
Motherson Sumi Systems, Ltd.	7,017	7,136
NIIT, Ltd.	11,250	5,461
		18,459
Ireland - 1.04%
AER Lingus Group PLC *	92,859	132,449
Aryzta AG *	9,086	241,611
C&C Group PLC - London Exchange	106,183	162,564

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
DCC PLC	29,401	$393,426
DCC PLC	2,800	37,588
Dragon Oil PLC *	34,938	78,026
Dragon Oil PLC *	51,099	117,078
FBD Holdings PLC - London Exchange	5,526	35,571
FBD Holdings PLC	3,299	27,991
Fyffes PLC	106,403	37,815
Glanbia PLC	43,143	102,492
Greencore Group PLC	45,227	54,156
IFG Group PLC	17,394	14,370
Independent News & Media PLC - London
Exchange	157,817	91,258
Independent News & Media PLC	42,581	24,886
Irish Continental Group PLC *	5,829	96,863
Irish Life & Permanent PLC - London
Exchange	93,432	206,224
Kenmare Resources PLC *	114,460	13,193
Kingspan Group PLC - London Exchange	46,873	190,203
McInerney Holdings PLC	27,705	7,366
Paddy Power PLC - London Exchange	9,114	159,816
Paddy Power PLC	7,635	134,577
United Drug PLC	85,182	266,473
		2,625,996
Italy - 3.22%
Acea SpA	12,878	166,618
Acegas-APS SpA	7,419	50,917
Actelios SpA	8,203	36,111
Aedes SpA *	6,455	3,700
Amplifon SpA	31,967	27,945
Ansaldo STS SpA	18,782	234,776
AS Roma SpA *	21,755	17,206
Astaldi SpA	11,817	54,140
Autogrill SpA	31,893	239,792
Azimut Holding SpA *	33,891	152,324
Banca Finnat Euramerica SpA	35,792	24,622
Banca Generali SpA	10,115	38,255
Banca IFIS SpA	3,357	28,781
Banca Intermobiliare SpA	17,737	62,722
Banca Italease *	31,403	130,546
Banca Popolare dell'Etruria e del Lazio SCRL	23,455	142,272
Banca Profilo SpA	11,108	7,245
Banco di Desio e della Brianza SpA	15,821	88,705
Benetton Group SpA, SADR	200	2,900
Benetton Group SpA	23,853	177,051
Biesse SpA	3,083	15,498
Bonifica Ferraresi e Imprese Agricole SpA	918	36,561
Brembo SpA	12,719	78,372
Bulgari SpA	46,834	287,190
Caltagirone Editore SpA	9,281	25,349
Caltagirone SpA	7,345	24,386
Carraro SpA	4,324	14,314
Cementir SpA	24,008	64,425
CIR-Compagnie Industriali Riunite SpA	139,287	129,637
Class Editori SpA	25,163	21,959
Credito Artigiano SpA	27,027	66,765
Credito Bergamasco SpA *	4,262	133,356

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Credito Emiliano SpA	29,293	$151,700
Danieli & Company SpA	7,817	59,459
Davide Campari Milano SpA	46,001	254,522
De Longhi SpA	23,047	38,129
Digital Multimedia Technologies SpA *	2,000	35,631
EEMS Italia SpA *	10,929	15,859
ERG SpA	20,081	271,632
Ergo Previdenza SpA	5,344	29,899
Esprinet SpA	4,770	24,496
Fastweb SpA *	4,456	93,740
Fiera Milano SpA *	3,657	22,025
Gemina SpA *	269,900	125,650
Geox SpA	17,140	91,114
Gewiss SpA	11,161	42,391
GranitiFiandre SpA	7,189	35,250
GreenergyCapital SpA *	175	101
Gruppo Beghelli SpA	13,844	9,231
Gruppo Coin SpA *	12,232	31,316
Gruppo Editoriale L'Espresso SpA	67,330	105,613
Hera SpA	27,856	59,605
Immsi SpA	76,616	68,744
Impregilo SpA *	87,969	235,052
Indesit Company SpA	10,710	58,477
Industria Macchine Automatiche SpA	5,896	102,384
Intek SpA	70,676	28,255
Interpump SpA	16,266	86,066
Iride SpA	103,369	139,918
Italmobiliare SpA	2,854	89,591
Juventus Football Club SpA *	20,443	20,764
KME Group SpA	17,570	8,685
Mariella Burani SpA	2,607	34,537
Marr SpA	5,328	31,455
Mediolanum SpA	79,468	324,773
Meliorbanca SpA	17,273	63,795
Milano Assicurazioni SpA	79,082	248,017
Mirato SpA	3,489	20,498
Mondadori (Arnoldo) Editore SpA	36,588	135,461
Nice SpA	8,114	19,824
Panariagroup Industrie Ceramiche SpA	3,544	11,640
Permasteelisa SpA	4,223	40,391
Piccolo Credito Valtellinese Scrl	67,807	519,737
Pirelli & C Real Estate SpA	5,311	24,412
Pirelli & Company SpA	139,422	48,033
Premafin Finanziaria SpA	69,591	118,545
Recordati SpA	29,632	154,485
Reno de Medici SpA *	57,383	11,067
Risanamento SpA *	13,318	6,395
Sabaf SpA	1,389	23,337
SAES Getters SpA	2,559	20,482
Safilo Group SpA	62,514	48,885
Save SpA	3,613	17,763
Snai SpA *	16,027	29,002
Snia SPA *	58,742	11,809
Societa' Cattolica di Assicurazioni S.c.r.l.	18,689	612,202
Societa Partecipazioni Finanziarie SpA *	121,974	27,704
Socotherm SpA *	2,703	5,506

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Sogefi SpA	14,065	$22,278
Sol SpA	10,699	38,318
Sorin SpA *	67,066	45,377
Stefanel SpA *	25,713	12,731
Telecom Italia Media SpA *	455,979	51,615
Tiscali SpA *	92,000	95,093
Tod's SpA	3,746	149,910
Trevi Finanziaria SpA	9,055	99,597
Vianini Lavori SpA	8,936	45,858
Vittoria Assicurazioni SpA	11,898	59,940
		8,150,211
Japan - 31.05%
A&A Material Corp.	19,000	12,629
Abilit Corp.	3,000	4,026
Achilles Corp.	54,000	72,090
Adeka Corp.	30,600	188,259
Aderans Company, Ltd.	8,200	69,254
Advan Company, Ltd.	9,300	47,197
Advanex, Inc.	12,000	10,738
Aeon Delight Company, Ltd.	4,000	106,342
Aeon Fantasy Company, Ltd.	4,700	29,046
Ahresty Corp.	6,700	22,240
AI Holdings Corp.	12,600	38,187
Aica Kogyo Company, Ltd.	16,300	156,867
Aichi Bank, Ltd.	2,600	202,577
Aichi Corp.	10,600	35,093
Aichi Machine Industry Company, Ltd.	28,000	51,962
Aichi Steel Corp.	33,000	103,005
Aichi Tokei Denki Company, Ltd.	10,000	23,550
Aida Engineering, Ltd.	23,000	85,308
Aigan Company, Ltd.	4,600	27,230
Aiphone Company, Ltd.	5,700	95,816
Airport Facilities Company, Ltd.	13,200	77,224
Aisan Industry Company, Ltd.	9,300	49,337
Akebono Brake Industry Company, Ltd.	17,000	94,532
Akita Bank, Ltd.	64,000	269,866
Allied Telesis Holdings KK *	58,100	20,245
Aloka Company, Ltd.	5,000	35,367
Alpha Corp.	1,000	6,421
Alpha Systems, Inc.	2,600	56,223
Alpine Electronics, Inc.	14,500	102,099
Alps Logistics Company, Ltd.	2,000	20,299
Altech Corp. *	3,700	34,508
Amano Corp.	16,400	126,528
Amuse, Inc.	2,000	24,756
Ando Corp.	14,000	19,302
Anest Iwata Corp.	6,000	18,851
Anritsu Corp.	43,000	105,616
AOC Holdings, Inc.	15,000	80,765
AOI Advertising Promotion, Inc.	3,000	12,420
AOI Electronic Company, Ltd.	1,700	10,624
AOKI Holdings, Inc.	8,200	98,424
Aomori Bank, Ltd.	47,000	206,293
Aoyama Trading Company, Ltd.	19,500	253,455
Arakawa Chemical Industries, Ltd.	3,500	32,343
Araya Industrial Company, Ltd.	14,000	20,205

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Arealink Company, Ltd.	70	$2,054
Ariake Japan Company, Ltd.	4,900	74,477
Arisawa Manufacturing Company, Ltd.	8,200	30,260
Aronkasei Company, Ltd.	7,000	21,597
Art Corp.	2,000	22,278
As One Corp.	3,900	92,913
Asahi Diamond Industrial Company, Ltd.	18,000	110,794
Asahi Kogyosha Company, Ltd.	8,000	26,860
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	56,660
Asahi Pretec Corp.	5,900	76,388
Asahi Tec Corp. *	74,000	27,260
Asanuma Corp.	17,000	10,745
ASATSU-DK, Inc.	8,700	202,104
Ashimori Industry Company, Ltd.	13,000	13,595
Asia Securities Printing Company, Ltd.	9,300	61,034
ASKA Pharmaceutical Company, Ltd.	5,000	40,202
Asunaro Aoki Construction Company, Ltd.	11,000	52,025
Atsugi Company, Ltd.	50,000	63,044
Autobacs Seven Company, Ltd.	9,700	216,200
Avex Group Holdings, Inc.	8,200	85,406
Awa Bank, Ltd.	68,000	442,583
Azel Corp.	17,000	1,606
Bando Chemical Industries, Ltd.	30,000	71,424
Bank of Ikeda, Ltd.	4,800	201,432
Bank of Iwate, Ltd.	4,900	292,670
Bank of Nagoya, Ltd.	47,000	266,799
Bank of Okinawa, Ltd.	6,000	189,435
Bank of Saga, Ltd.	44,000	145,722
Bank of the Ryukyus, Ltd.	13,100	111,895
Belluna Company, Ltd.	9,298	23,070
Best Denki Company, Ltd.	18,000	52,222
Bookoff Corp.	3,000	19,920
BSL Corp. *	27,000	2,001
Bunka Shutter Company, Ltd.	14,000	51,982
C.I. Kasei Company, Ltd.	4,000	10,171
CAC Corp.	3,400	31,603
Calsonic Kansei Corp.	50,000	79,989
Canon Electronics, Inc.	4,500	62,081
Canon Finetech, Inc.	8,600	86,227
Catena Corp	13,500	30,079
Cawachi, Ltd.	4,400	68,898
Central Finance Company, Ltd.	26,000	34,783
Central Glass Company, Ltd.	60,000	203,059
Century Leasing System, Inc.	7,600	67,669
CFS Corp.	6,500	44,345
Chiba Kogyo Bank, Ltd. *	12,000	140,369
Chino Corp.	11,000	24,697
Chiyoda Company, Ltd.	7,400	108,248
Chofu Seisakusho Company, Ltd.	5,900	130,022
Chori Company, Ltd. *	50,000	46,204
Chubu Shiryo Company, Ltd.	6,000	36,523
Chudenko Corp.	10,300	166,878
Chuetsu Pulp & Paper Company, Ltd.	22,000	40,232
Chugai Mining Company, Ltd.	34,900	11,351
Chugai Ro Company, Ltd.	19,000	57,789

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugoku Marine Paints, Ltd.	19,000	$89,958
Chukyo Bank, Ltd.	49,000	150,060
Chuo Denki Kogyo Company, Ltd.	6,000	35,483
Chuo Gyorui Company, Ltd.	12,000	24,417
Chuo Spring Company, Ltd.	14,000	38,924
Circle K Sunkus Company, Ltd.	13,000	244,671
CKD Corp.	19,500	60,488
Clarion Company, Ltd.	51,000	40,186
Cleanup Corp.	5,000	19,694
CMK Corp.	13,700	55,033
Coca-Cola Central Japan Company, Ltd.	15	100,852
cocokara fine HOLDINGS, Inc. *	1,430	16,302
Colowide Company, Ltd.	14,000	79,037
Columbia Music Entertainment, Inc. *	29,000	8,274
Commuture Corp.	16,000	78,181
Computer Engineering & Consulting, Ltd.	2,900	22,327
COMSYS Holdings Corp.	34,000	314,979
Co-Op Chemical Company, Ltd. *	19,000	41,204
Corona Corp.	8,100	72,773
Cosel Company, Ltd.	5,600	42,585
Creed Corp.	25	3,916
Cross Plus, Inc.	2,000	23,166
CSK Corp.	22,700	150,135
CTI Engineering Company, Ltd.	5,500	35,443
Culture Convenience Club Company, Ltd.	33,500	296,826
Cybozu, Inc.	45	8,313
D.G. Roland Corp.	3,000	38,056
Dai Nippon Toryo Company, Ltd.	22,000	21,716
Dai-Dan Company, Ltd.	14,000	55,814
Daido Kogyo Company, Ltd.	11,000	18,765
Daido Metal Company, Ltd.	12,000	27,993
Daidoh, Ltd.	7,600	63,068
Daiei, Inc. *	19,650	89,813
Daifuku Company, Ltd.	22,000	122,806
Daihen Corp.	38,000	110,923
Daiho Corp.	14,000	7,807
Daiichi Chuo Kisen Kaisha Ltd.	7,000	15,441
Daiichi Jitsugyo Company, Ltd.	17,000	44,800
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,100	11,901
Dai-Ichi Kogyo Seiyaku Company, Ltd. *	10,000	19,490
Daiken Corp.	23,000	38,499
Daiki Aluminium Industry Company, Ltd.	9,000	16,787
Daiko Clearing Services Corp.	3,000	22,857
Daikoku Denki Company, Ltd.	3,200	32,178
Daikyo, Inc.	66,144	45,369
Daimei Telecom Engineering Corp.	13,000	110,712
Dainichi Company, Ltd.	3,800	22,607
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	21,000	53,198
Dainippon Screen Manufacturing
Company, Ltd.	67,000	115,956
Daio Paper Corp.	25,000	265,359
Daisan Bank, Ltd.	42,000	139,068
Daiseki Company, Ltd.	7,000	165,004
Daiso Company, Ltd.	25,000	56,989
Daisyo Corp.	4,800	65,146
Daito Bank, Ltd.	19,000	12,202

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiwa Industries, Ltd.	13,000	$38,899
Daiwa Seiko, Inc.	18,000	26,283
Daiwabo Company, Ltd.	33,000	110,275
Danto Holdings Corp.	12,000	11,226
DC Company, Ltd.	8,000	18,290
DCM Japan Holdings Company, Ltd.	21,720	162,684
Denki Kogyo Company, Ltd.	15,000	94,066
Denyo Company, Ltd.	7,200	53,240
Descente, Ltd.	15,000	72,861
Disco Corp.	5,200	99,239
Don Quijote Company, Ltd.	10,800	232,968
Doshisha Company, Ltd.	3,100	39,350
Doutor Nichires Holdings Company, Ltd.	6,893	123,770
Dream Incubator, Inc. *	26	16,805
DTS Corp.	4,800	46,741
Dwango Company, Ltd.	33	49,797
Dydo Drinco, Inc.	3,300	80,121
Dynic Corp.	13,000	17,083
E-Access, Ltd.	1,000	509,432
Eagle Industry Company, Ltd.	5,000	17,265
Ebara Corp.	108,000	204,352
EDION Corp.	27,300	118,402
Ehime Bank, Ltd.	47,000	150,693
Eighteenth Bank, Ltd.	52,000	147,744
Eiken Chemical Company, Ltd.	4,000	25,042
Eizo Nanao Corp.	6,100	97,017
Enplas Corp.	4,400	42,435
Enshu, Ltd.	15,000	10,574
Epson Toyocom Corp.	19,000	34,413
Espec Corp.	6,900	45,551
Exedy Corp.	8,100	107,886
Ezaki Glico Company, Ltd.	11,000	115,192
F&A Aqua Holdings, Inc.	3,800	29,262
Falco Biosystems, Ltd.	1,500	12,575
Fancl Corp.	9,400	116,023
FDK Corp. *	21,000	23,233
Foster Electric Company, Ltd.	5,200	39,549
FP Corp.	3,600	158,270
France Bed Holdings Company, Ltd.	42,000	59,446
Fudo Construction Company, Ltd.	27,000	13,043
Fuji Company, Ltd.	5,700	100,085
Fuji Corp., Ltd.	5,000	11,563
Fuji Kiko Company, Ltd.	11,000	10,912
Fuji Kosan Company, Ltd. *	21,000	15,239
Fuji Kyuko Company, Ltd.	17,000	75,686
Fuji Oil Company, Ltd.	16,900	214,098
Fuji Software ABC, Inc.	8,800	171,805
Fujibo Holdings, Inc.	15,000	15,443
Fujicco Company, Ltd.	7,000	86,885
Fujikura Kasei Company, Ltd.	5,300	26,574
Fujikura Rubber, Ltd.	5,000	15,630
Fujita Kanko, Inc.	19,000	119,133
Fujitec Company, Ltd.	17,000	54,477
Fujitsu Business Systems, Ltd.	5,100	69,594
Fujitsu Frontech, Ltd.	4,000	27,219
Fujitsu General, Ltd. *	14,000	26,276

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujiya Company, Ltd. *	40,000	$52,336
Fukuda Corp.	8,000	11,880
Fukui Bank, Ltd.	67,000	236,281
Fukushima Bank, Ltd.	69,000	45,635
Fukushima Industries Corp.	3,000	23,444
Fukuyama Transporting Company, Ltd.	63,000	289,327
Fumakilla, Ltd. *	6,000	22,102
Funai Consulting Company, Ltd.	5,000	25,943
Funai Electric Company, Ltd.	6,300	94,706
Furukawa Battery Company, Ltd. *	10,000	93,711
Furukawa Company, Ltd.	73,000	73,615
Furusato Industries, Ltd.	2,700	23,717
Fuso Pharmaceutical Industries, Ltd.	25,000	63,316
Futaba Corp.	11,200	146,692
Futaba Industrial Company, Ltd.	14,300	76,121
Future System Consulting Corp.	109	38,419
Fuyo General Lease Company, Ltd.	5,500	88,740
Gakken Company, Ltd.	23,000	37,956
Gecoss Corp.	5,500	21,889
Geo Corp.	96	65,048
Gigas K's Denki Corp.	11,400	179,557
GMO Internet, Inc.	12,600	35,092
Godo Steel, Ltd.	38,000	102,035
Goldcrest Company, Ltd.	6,300	118,517
Goldwin, Inc. *	12,000	18,312
Goodwill Group, Inc. *	327	1,985
Gourmet Kineya Company, Ltd.	5,000	33,801
Green Hospital Supply, Inc.	42	16,341
GS Yuasa Corp.	86,000	333,404
GSI Creos Corp. *	23,000	25,929
Gulliver International Company, Ltd.	1,130	17,486
Gun-Ei Chemical Industry Company, Ltd.	11,000	23,060
Gunze, Ltd.	63,000	233,075
Hakuto Company, Ltd.	6,800	44,808
Hakuyosha Company, Ltd.	5,000	14,348
Hankyu Department Stores Inc.	38,000	269,245
Hanwa Company, Ltd.	57,000	162,451
Happinet Corp.	1,600	21,119
Harashin Narus Holdings Company, Ltd.	3,000	33,497
Harima Chemicals, Inc.	5,000	18,765
Haruyama Trading Company, Ltd.	2,700	11,888
Hayashikane Sangyo Company, Ltd. *	28,000	20,043
Hazama Corp.	18,700	15,663
Heiwa Corp.	9,400	88,730
Heiwado Company, Ltd.	9,000	132,123
Hibiya Engineering, Ltd.	11,000	90,248
Higashi-Nippon Bank, Ltd.	40,000	112,483
Higo Bank, Ltd.	2,000	12,425
HIS Company, Ltd.	6,400	111,309
Hitachi Cable, Ltd.	54,000	107,593
Hitachi Information Systems, Ltd.	8,500	170,030
Hitachi Kokusai Electric, Inc.	21,000	94,393
Hitachi Maxell, Ltd.	16,400	133,391
Hitachi Medical Corp.	12,000	113,084
Hitachi Plant Technologies, Ltd.	25,000	69,983
Hitachi Software Engineering Company, Ltd.	3,000	43,986

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Systems & Services, Ltd.	4,000	$52,330
Hitachi Tool Engineering, Ltd.	5,900	48,123
Hitachi Transport System, Ltd.	15,000	217,264
Hitachi Zosen Corp. *	187,000	153,336
Hochiki Corp.	7,000	46,292
Hodogaya Chemical Company, Ltd.	25,000	40,498
Hogy Medical Company, Ltd.	3,200	182,638
Hokkaido Gas Company, Ltd.	14,000	38,499
Hokkan Holdings, Ltd.	11,000	28,856
Hokuetsu Bank, Ltd.	72,000	157,108
Hokuetsu Industries Company, Ltd. *	10,000	16,228
Hokuetsu Paper Mills, Ltd.	39,500	174,490
Hokuriku Electric Industry Company, Ltd.	12,000	21,245
Hokuto Corp.	6,000	154,549
Horiba, Ltd. *	7,200	108,807
Horipro, Inc.	3,300	31,601
Hosiden Corp.	12,100	148,706
Hosokawa Micron Corp.	10,000	40,847
Howa Machinery, Ltd.	20,000	13,084
I Metal Technology Company, Ltd.	10,000	22,144
IBJ Leasing Company, Ltd.	6,000	98,381
Ichikoh Industries, Ltd.	12,000	16,339
Ichinen Company, Ltd. *	7,400	42,350
Ichiyoshi Securities Company, Ltd.	10,600	78,392
ICOM, Inc.	3,000	59,140
IDEC Corp.	7,000	65,689
Ihara Chemical Industry Company, Ltd.	10,000	26,010
Iino Kaiun Kaisha, Ltd.	20,700	92,124
Ikegami Tsushinki Company, Ltd. *	13,000	11,126
Imasen Electric Industrial Company, Ltd.	3,900	26,986
Imperial Hotel, Ltd.	3,800	84,096
Impress Holdings, Inc.	105	13,867
Inaba Denki Sangyo Company, Ltd.	4,800	132,514
Inaba Seisakusho Company, Ltd.	4,900	53,801
Inabata & Company, Ltd.	17,900	53,239
Inageya Company, Ltd.	6,000	54,925
Ines Corp.	14,100	63,220
Information Services International -
Dentsu, Ltd.	3,400	21,152
Inui Steamship Company, Ltd.	4,900	32,305
Invoice, Inc.	2,047	9,026
Ise Chemical Corp.	6,000	23,073
Iseki & Company, Ltd. *	49,000	96,508
Ishihara Sangyo Kaisha, Ltd. *	105,000	78,625
Ishii Hyoki Company, Ltd.	1,600	22,408
IT Holdings Corp. *	12,820	168,129
Itochu Enex Company, Ltd.	13,200	68,585
Itochu-Shokuhin Company, Ltd.	2,400	86,400
Itoham Foods, Inc.	41,000	152,253
Itoki Corp.	15,000	45,378
Iwasaki Electric Company, Ltd.	11,000	13,310
Iwatani International Corp.	47,000	95,542
Iwatsu Electric Company, Ltd. *	17,000	14,172
Izumiya Company, Ltd.	26,000	151,979
Izutsuya Company, Ltd. *	26,000	17,724
J. Bridge Corp. *	7,000	1,403

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Jalux, Inc.	2,200	$31,953
Jamco Corp.	3,000	13,303
Janome Sewing Machine Company, Ltd.	73,000	30,754
Japan Aviation Electronics Industry, Ltd.	20,000	77,038
Japan Carlit Company, Ltd. *	8,200	30,540
Japan Cash Machine Company, Ltd.	6,200	50,934
Japan Digital Laboratory Company, Ltd.	7,900	76,706
Japan Foundation Engineering Company, Ltd.	7,000	16,330
Japan General Estate Company, Ltd.	9,500	13,889
Japan Pulp & Paper Company, Ltd.	23,000	71,948
Japan Radio Company, Ltd.	29,000	39,328
Japan Servo Company, Ltd.	10,000	45,271
Japan Transcity Corp., Ltd.	19,000	65,490
Japan Vilene Company, Ltd.	16,000	71,222
Japan Wool Textile Company, Ltd.	19,000	138,167
Jastec Company, Ltd.	3,900	20,032
JBCC Holdings, Inc.	4,200	34,292
JBIS Holdings, Inc.	10,000	40,593
Jeans Mate Corp.	2,300	11,356
Jeol, Ltd.	19,000	56,300
Jidosha Buhin Kogyo Company, Ltd. *	9,000	14,669
JK Holdings Company, Ltd.	5,700	35,557
JMS Company, Ltd.	9,000	28,504
Joban Kosan Company, Ltd.	15,000	23,371
J-Oil Mills, Inc.	23,000	79,301
Joint Corp.	9,800	17,470
Joshin Denki Company, Ltd.	12,000	98,949
JSP Corp.	8,200	45,432
Juki Corp.	33,000	38,573
JVC KENWOOD Holdings Ltd. *	198,000	82,871
Jyomo Company, Ltd. *	24,000	5,337
Kabuki-Za Company, Ltd.	1,000	44,949
Kadokawa Holdings, Inc.	5,400	121,219
Kaga Electronics Company, Ltd.	6,800	77,360
Kagawa Bank, Ltd.	22,000	115,368
Kagoshima Bank, Ltd.	32,000	229,469
Kakaku.com, Inc.	44	154,257
Kaken Pharmaceutical Company, Ltd.	23,000	228,162
Kameda Seika Company, Ltd.	4,000	49,939
Kamei Corp.	5,000	21,154
Kanaden Corp.	6,000	27,066
Kanagawa Chuo Kotsu Company, Ltd.	8,000	46,607
Kanamoto Company, Ltd.	5,000	17,640
Kandenko Company, Ltd.	30,000	187,710
Kanematsu Corp. *	124,000	105,871
Kanematsu Electronics, Ltd.	4,500	35,792
Kanto Auto Works, Ltd.	9,800	116,708
Kanto Denka Kogyo Company, Ltd.	13,000	31,631
Kanto Natural Gas Development, Ltd.	11,000	78,323
Kanto Tsukuba Bank, Ltd.	17,200	64,938
Kasai Kogyo Company, Ltd.	8,000	13,545
Kasumi Company, Ltd.	12,000	69,452
Katakura Industries Company, Ltd.	7,900	79,026
Kato Sangyo Company, Ltd.	7,000	106,696
Kato Works Company, Ltd.	10,000	23,837
Kawada Industries, Inc. *	16,000	15,985

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	$13,618
Kawasaki Kinkai Kisen Kaisha, Ltd.	5,000	16,097
Kawashima Selkon Textiles Company, Ltd. *	17,000	11,674
Kawasumi Laboratories, Inc.	4,000	16,205
Kayaba Industry Company, Ltd.	49,000	110,436
Keihin Company, Ltd.	10,000	12,602
Keihin Corp.	12,800	101,856
Keiiyu Company, Ltd.	4,400	9,438
Keiyo Company, Ltd.	14,600	91,887
Kenedix, Inc.	215	45,223
Kentucky Fried Chicken Japan, Ltd.	4,000	66,247
KEY Coffee, Inc.	5,800	92,663
Kikkoman Corp.	3,000	33,837
Kimura Chemical Plants Company, Ltd. *	3,700	21,984
Kinki Nippon Tourist Company, Ltd.	32,000	59,709
Kinki Sharyo Company, Ltd.	7,000	36,304
Kintetsu World Express, Inc.	6,700	112,319
Kinugawa Rubber Industrial Company, Ltd.	25,000	34,462
Kioritz Corp.	22,000	27,163
Kirindo Company, Ltd.	5,100	26,608
Kishu Paper Company, Ltd. *	17,000	18,617
Kisoji Company, Ltd.	6,200	118,829
Kissei Pharmaceutical Company, Ltd.	10,000	260,555
Kitagawa Iron Works Company, Ltd.	12,000	14,284
Kita-Nippon Bank, Ltd.	2,500	73,286
Kitano Construction Corp.	12,000	30,430
Kitz Corp.	28,000	85,236
Kiyo Holdings, Inc.	196,000	294,195
Koa Corp.	10,700	66,614
Koatsu Gas Kogyo Company, Ltd.	15,000	81,169
Kobayashi Pharmaceutical Company, Ltd.	7,600	279,020
Koei Company, Ltd.	5,100	55,287
Kohnan Shoji Company, Ltd.	7,300	93,423
Koike Sanso Kogyo Company, Ltd.	9,000	21,373
Kojima Company, Ltd.	11,400	27,431
Kokuyo Company, Ltd.	27,800	202,340
Komatsu Seiren Company, Ltd.	9,000	38,328
Komatsu Wall Industry Company, Ltd.	2,100	24,635
Komeri Company, Ltd.	8,800	221,088
Komori Corp.	19,600	209,751
Konaka Company, Ltd.	4,600	14,848
Kondotec, Inc.	3,000	16,794
Konishi Company, Ltd.	3,900	32,317
Kosaido Company, Ltd.	3,800	9,582
Kose Corp.	8,400	199,531
Kosei Securities Company, Ltd.	18,000	16,499
Krosaki Harima Corp.	15,000	33,335
KRS Corp.	2,700	24,317
Kumagai Gumi Company, Ltd.	54,000	24,445
Kumiai Chemical Industry Company, Ltd.	25,000	76,101
Kura Corp.	16	22,478
Kurabo Industries, Ltd.	72,000	100,028
Kureha Corp.	38,000	166,807
Kurimoto, Ltd.	28,000	18,254
Kuroda Electric Company, Ltd.	7,600	56,817

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kyoden Company, Ltd.	7,000	$6,739
Kyodo Printing Company, Ltd.	28,000	64,501
Kyodo Shiryo Company, Ltd.	24,000	25,837
Kyoei Tanker Company, Ltd. *	13,000	31,758
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	42,276
Kyokuyo Company, Ltd.	16,000	35,730
Kyoritsu Maintenance Company, Ltd.	3,100	41,048
Kyosan Electric Manufacturing Company, Ltd.	11,000	32,981
Kyoto Kimono Yuzen Company, Ltd.	24	14,358
Kyowa Exeo Corp.	23,000	239,077
Kyowa Leather Cloth Company, Ltd.	5,200	27,479
Kyudenko Corp.	14,000	104,239
Life Corp.	11,000	206,859
Lintec Corp.	13,300	148,124
Lion Corp.	52,000	296,786
Livedoor Auto Company, Ltd. *	29,500	9,536
Lonseal Corp. *	22,000	31,534
Macnica, Inc.	3,400	41,593
Maeda Corp.	46,000	144,449
Maeda Road Construction Company, Ltd.	23,000	184,309
Maezawa Industries, Inc.	5,100	12,166
Maezawa Kasei Industries Company, Ltd.	2,000	16,689
Maezawa Kyuso Industries Company, Ltd.	3,500	46,008
Makino Milling Machine Company, Ltd.	39,000	95,130
Mandom Corp.	5,800	160,641
Mars Engineering Corp.	2,900	79,213
Marubun Corp.	7,400	25,451
Marudai Food Company, Ltd.	48,000	128,648
Maruei Department Store Company, Ltd. *	7,000	15,502
Maruetsu, Inc. *	19,000	112,780
Maruha Group, Inc.	107,815	166,039
Maruka Machinery Company, Ltd.	3,000	21,029
Marusan Securities Company, Ltd.	20,300	94,562
Maruwa Company, Ltd.	4,800	53,451
Maruyama Manufacturing Company, Inc.	10,000	15,003
Maruzen Company, Ltd. *	23,000	15,178
Maruzen Company, Ltd.	4,000	16,278
Maruzen Showa Unyu Company, Ltd.	23,000	66,654
Maspro Denkoh Corp.	4,000	34,032
Matsuda Sangyo Company, Ltd.	3,520	34,943
Matsui Construction Company, Ltd.	8,000	21,681
Matsuya Company, Ltd.	8,100	162,618
Matsuya Foods Company, Ltd.	4,300	54,189
Max Company, Ltd.	11,000	114,001
Maxvalu Tokai Company, Ltd.	4,500	68,241
MEC Company, Ltd.	2,400	9,462
Megachips Corp.	5,600	85,413
Meidensha Corp.	37,000	75,378
Meiji Shipping Company, Ltd. *	3,900	12,787
Meitec Corp.	10,200	208,056
Meito Sangyo Company, Ltd.	4,700	83,583
Meiwa Corp. *	8,000	10,445
Meiwa Estate Company, Ltd.	5,000	20,410
Mercian Corp.	19,400	39,704
Michinoku Bank, Ltd.	54,000	113,798
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	80,991

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mikuni Corp.	9,000	$11,860
Milbon Company, Ltd.	3,200	84,947
Mimasu Semiconductor Industry Company,
Ltd.	3,600	36,311
Minato Bank, Ltd.	77,000	98,642
Ministop Company, Ltd.	3,700	71,730
Miraca Holdings, Inc.	7,700	155,838
Misawa Homes Holdings, Inc. *	14,800	36,528
Mitani Corp.	4,000	17,244
Mito Securities Company, Ltd.	17,000	52,097
Mitsuba Corp., Ltd.	14,000	52,781
Mitsubishi Cable Industries, Ltd.	37,000	34,331
Mitsubishi Kakoki Kaisha, Ltd.	11,000	22,591
Mitsubishi Paper Mills, Ltd.	84,000	140,821
Mitsubishi Pencil Company, Ltd.	5,600	62,228
Mitsubishi Steel Manufacturing Company, Ltd.	33,000	82,289
Mitsuboshi Belting Company, Ltd.	22,000	112,791
Mitsui High-Tec, Inc.	11,100	60,510
Mitsui Home Company, Ltd.	16,000	73,974
Mitsui Knowledge Industry Company, Ltd.	253	44,351
Mitsui Matsushima Company, Ltd. *	17,000	25,011
Mitsui Mining Company, Ltd.	51,000	85,318
Mitsui Sugar Company, Ltd.	27,000	100,956
Mitsui-Soko Company, Ltd.	29,000	118,294
Mitsumura Printing Company, Ltd.	7,000	22,931
Mitsuuroko Company, Ltd.	13,000	79,816
Miura Company, Ltd.	8,200	180,764
Miyazaki Bank, Ltd.	49,000	162,382
Miyoshi Oil & Fat Company, Ltd.	14,000	19,169
Miyuki Holdings Company, Ltd.	8,000	17,040
Mizuno Corp.	27,000	127,577
Mochida Pharmaceutical Company, Ltd.	20,000	230,993
Modec, Inc.	7,400	103,850
Monex Group, Inc.	287	88,491
Mori Seiki Company, Ltd.	22,500	174,045
Morinaga & Company, Ltd.	60,000	120,411
Morinaga Milk Industry Company, Ltd.	58,000	195,701
Morita Corp.	6,000	25,474
Mory Industries, Inc.	11,000	22,281
MOS Food Services, Inc.	7,000	91,875
Moshi Moshi Hotline, Inc.	6,350	128,116
Mr. Max Corp.	7,300	28,522
Musashino Bank, Ltd.	9,700	314,663
Mutoh Holdings Company, Ltd. *	8,000	19,987
Mutow Company, Ltd.	7,300	37,528
Nachi-Fujikoshi Corp.	47,000	96,746
Nagano Bank, Ltd.	25,000	59,097
Nagase & Company, Ltd.	21,000	184,913
Nagatanien Company, Ltd.	8,000	71,534
Nakabayashi Company, Ltd.	14,000	24,809
Nakamuraya Company, Ltd.	12,000	62,244
Nakayama Steel Works, Ltd.	29,000	83,030
NEC Fielding, Ltd.	8,400	88,145
NEC Leasing, Ltd.	6,500	52,537
NEC Mobiling, Ltd.	4,300	58,170
NEC Networks & System Integration Corp.	7,700	87,886

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NEC Tokin Corp. *	11,000	$28,286
Net One Systems Company, Ltd.	163	279,905
Netmarks, Inc. *	29	4,886
Neturen Company, Ltd.	9,900	59,770
New Tachikawa Aircraft Company, Ltd. *	1,400	55,666
Nice Corp.	22,000	31,079
Nichia Steel Works, Ltd.	14,000	33,454
Nichias Corp.	35,000	85,600
Nichiban Company, Ltd.	10,000	30,860
Nichicon Corp.	21,100	112,284
Nichiha Corp.	9,000	57,640
Nichii Gakkan Company, Ltd.	6,700	75,265
Nichimo Corp.	29,000	3,339
NICHIREI Corp.	54,000	225,859
Nichireki Company, Ltd.	1,000	2,753
Nidec Copal Corp.	5,700	49,056
Nidec Sankyo Corp.	20,000	88,943
Nidec Tosok Corp.	2,800	22,319
Nifco, Inc.	11,900	123,725
Nihon Chouzai Company, Ltd.	1,080	13,129
Nihon Dempa Kogyo Company, Ltd.	4,500	53,431
Nihon Eslead Corp.	2,000	8,769
Nihon Inter Electronics Corp.	5,000	7,355
Nihon Kagaku Sangyo Company, Ltd.	5,000	25,274
Nihon Kohden Corp.	9,700	173,200
Nihon Matai Company, Ltd. *	21,000	29,076
Nihon Nohyaku Company, Ltd.	10,000	64,006
Nihon Parkerizing Company, Ltd.	14,000	134,159
Nihon Spindle Manufacturing Company, Ltd. *	15,000	24,634
Nihon Tokushu Toryo Company, Ltd.	6,000	20,896
Nihon Unisys, Ltd.	3,600	33,388
Nihon Yamamura Glass Company, Ltd.	26,000	49,450
Nikkiso Company, Ltd.	12,000	69,833
Nikko Company, Ltd.	5,000	12,381
Nippo Corp.	19,000	129,001
Nippon Beet Sugar
Manufacturing Company, Ltd.	47,000	122,157
Nippon Carbide Industries Company, Inc. *	16,000	14,293
Nippon Carbon Company, Ltd.	30,000	72,770
Nippon Ceramic Company, Ltd.	6,400	61,743
Nippon Chemical Industrial Company, Ltd.	20,000	35,325
Nippon Chemi-Con Corp.	39,000	88,546
Nippon Chemiphar Company, Ltd.	5,000	14,990
Nippon Concrete Industries Company, Ltd.	15,000	17,520
Nippon Denko Company, Ltd.	21,000	91,650
Nippon Densetsu Kogyo Company, Ltd.	12,000	118,143
Nippon Denwa Shisetsu Company, Ltd.	10,000	27,252
Nippon Felt Company, Ltd.	5,000	20,799
Nippon Filcon Company, Ltd.	3,100	16,015
Nippon Fine Chemical Company, Ltd.	6,000	26,306
Nippon Flour Mills Company, Ltd.	35,000	158,736
Nippon Formula Feed Manufacturing
Company, Ltd. *	22,000	21,655
Nippon Gas Company, Ltd.	7,300	97,396
Nippon Hume Corp. *	10,000	26,262
Nippon Jogesuido Sekkei Company, Ltd.	28	18,539
Nippon Kanzai Company, Ltd.	3,600	60,991

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Kasei Chemical Company, Ltd.	16,000	$21,092
Nippon Kayaku Company, Ltd.	44,000	216,670
Nippon Kinzoku Company, Ltd.	16,000	21,972
Nippon Koei Company, Ltd.	26,000	57,918
Nippon Konpo Unyu Soko Company, Ltd.	18,000	175,466
Nippon Koshuha Steel Company, Ltd.	17,000	16,512
Nippon Light Metal Company, Ltd.	165,000	158,484
Nippon Metal Industry Company, Ltd.	30,000	34,283
Nippon Paint Company, Ltd.	62,000	231,702
Nippon Parking Development Company, Ltd.	293	10,388
Nippon Pillar Packing Company, Ltd.	4,000	11,603
Nippon Piston Ring Company, Ltd.	13,000	12,823
Nippon Road Company, Ltd.	15,000	26,008
Nippon Seiki Company, Ltd.	10,000	65,269
Nippon Seisen Company, Ltd.	7,000	14,723
Nippon Shinyaku Company, Ltd.	14,000	164,796
Nippon Shokubai Company, Ltd.	39,000	216,925
Nippon Signal Company, Ltd.	16,100	97,984
Nippon Soda Company, Ltd.	38,000	114,168
Nippon Steel Trading Company, Ltd.	24,000	39,680
Nippon Suisan Kaisha, Ltd.	66,500	165,666
Nippon Synthetic Chemical Industry
Company, Ltd.	20,000	47,024
Nippon System Development Company, Ltd.	12,500	112,157
Nippon Thompson Company, Ltd.	21,000	77,894
Nippon Valqua Industries, Ltd.	25,000	67,594
Nippon Yakin Kogyo Company, Ltd.	35,500	81,697
Nippon Yusoki Company, Ltd.	5,000	11,219
Nippon Zeon Company, LTD	51,000	150,909
Nipro Corp.	13,000	210,431
NIS Group Company, Ltd. *	37,913	16,285
Nishimatsu Construction Company, Ltd.	97,000	139,783
Nishimatsuya Chain Company, Ltd.	13,400	142,875
Nishi-Nippon Railroad Company, Ltd.	87,000	342,354
Nissan Shatai Company, Ltd.	26,000	157,185
Nissei Corp.	6,000	42,726
Nissei Plastic Industrial Company, Ltd.	4,000	10,969
Nissen Company, Ltd.	12,600	51,042
Nissha Printing Company, Ltd.	3,000	139,767
Nisshin Fudosan Company, Ltd.	3,000	5,728
Nisshin Oillio Group, Ltd.	37,000	177,421
Nissho Electronics Corp. *	7,700	43,159
Nissin Corp.	26,000	63,628
Nissin Electric Company, Ltd.	16,000	70,342
Nissin Kogyo Company, Ltd.	9,200	69,880
Nissin Sugar Manufacturing Company, Ltd.	12,000	28,173
Nissui Pharmaceutical Company, Ltd.	5,000	37,628
Nitta Corp.	6,600	93,501
Nittan Valve Company, Ltd.	4,000	11,806
Nittetsu Mining Company, Ltd.	17,000	51,959
Nitto Boseki Company, Ltd.	86,000	139,645
Nitto Kogyo Corp.	12,500	109,314
Nitto Kohki Company, Ltd.	3,700	65,083
Nitto Seiko Company, Ltd.	8,000	25,037
NIWS Company HQ, Ltd. *	124	0
NOF Corp.	47,000	150,690

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nohmi Bosai, Ltd.	13,000	$125,164
Nomura Company, Ltd.	17,000	55,144
Noritake Company, Ltd.	31,000	103,282
Noritsu Koki Company, Ltd.	6,700	46,111
Noritz Corp.	9,100	99,430
Nosan Corp.	18,000	33,209
NS Solutions Corp.	5,000	64,150
Obayashi Road Corp. *	23,000	30,755
Oenon Holdings, Inc.	9,000	21,666
Oiles Corp.	8,500	115,148
Oita Bank, Ltd.	44,000	258,730
Okabe Company, Ltd.	17,000	72,753
Okamoto Industries, Inc.	22,000	76,365
Okamoto Machine Tool Works, Ltd.	7,000	7,449
Okamura Corp.	16,000	77,454
Okano Valve Manufacturing Company	4,000	15,127
Okasan Holdings, Inc.	52,000	216,369
Oki Electric Industry Company, Ltd. *	160,000	116,029
Okinawa Electric Power Company, Inc.	4,400	272,241
OKK Corp.	10,000	10,971
Okuma Holdings, Inc.	40,000	152,804
Okumura Corp.	47,000	190,493
Okura Industrial Company, Ltd.	8,000	20,157
Okuwa Company, Ltd.	7,000	100,899
Olympic Corp.	4,600	29,268
O-M, Ltd.	8,000	27,161
OMC Card, Inc. *	27,955	41,233
ONO Sokki Company, Ltd.	5,000	20,057
Onoken Company, Ltd.	4,500	44,032
Organo Corp.	10,000	61,676
Oriental Yeast Company, Ltd.	6,000	29,771
Origin Electric Company, Ltd.	6,000	14,002
Osaka Steel Company, Ltd.	8,400	102,362
Osaki Electric Company, Ltd.	10,000	56,921
OSG Corp.	20,400	144,921
Oyo Corp.	7,000	82,703
Pacific Industrial Company, Ltd.	12,000	31,490
Pacific Metals Company, Ltd.	40,000	175,171
PanaHome Corp.	24,000	133,286
Paramount Bed Company, Ltd.	5,000	70,789
Parco Company, Ltd.	18,800	156,631
Paris Miki, Inc.	9,200	86,443
Park24 Company, Ltd.	31,100	158,274
Pasco Corp. *	10,000	11,352
Pasona Group, Inc.	89	51,159
PCA Corp.	1,500	14,824
Penta-Ocean Construction Company, Ltd. *	74,000	83,505
PIA Corp. *	2,600	26,261
Pigeon Corp.	5,200	168,610
Pilot Corp.	46	84,472
Piolax, Inc.	3,800	55,808
Press Kogyo Company, Ltd.	31,000	44,052
Prima Meat Packers, Ltd. *	64,000	104,196
PS Mitsubishi Construction Company, Ltd. *	15,800	28,870
Q.P. Corp.	30,100	334,507
Raito Kogyo Company, Ltd.	9,900	17,598

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Rasa Industries, Ltd.	36,000	$48,194
Renown, Inc. *	8,000	10,636
Resort Solution Company, Ltd.	9,000	19,859
Resorttrust, Inc.	13,500	136,120
Rhythm Watch Company, Ltd.	53,000	50,228
Ricoh Leasing Company, Ltd.	4,800	68,077
Right On Company, Ltd.	3,900	65,472
Riken Corp.	25,000	58,325
Riken Keiki Company, Ltd.	4,000	23,972
Riken Technos Corp.	8,000	13,968
Riken Vitamin Company, Ltd.	2,000	57,512
Ringer Hut Company, Ltd.	4,800	58,511
Risa Partners, Inc. *	52	17,564
Rock Field Company, Ltd.	1,800	22,185
Rohto Pharmaceutical Company, Ltd.	22,000	287,103
Roland Corp.	6,100	61,273
Round One Corp.	107	50,583
Royal Holdings Company, Ltd.	10,100	105,404
Ryobi, Ltd.	40,000	89,860
Ryoden Trading Company, Ltd.	16,000	82,015
Ryosan Company, Ltd.	12,500	268,796
Ryoshoku, Ltd.	4,000	78,408
Ryoyo Electro Corp.	9,500	73,605
S Foods, Inc.	7,500	57,187
S Science Company, Ltd.	102,000	5,336
Sagami Chain Company, Ltd.	4,000	41,799
Sagami Railway Company, Ltd.	29,000	120,798
Saibu Gas Company, Ltd.	89,000	217,029
Saizeriya Company, Ltd.	10,800	124,824
Sakai Chemical Industry Company, Ltd.	29,000	67,559
Sakai Heavy Industries, Ltd.	9,000	13,064
Sakai Ovex Company, Ltd. *	20,000	18,325
Sakata INX Corp.	17,000	53,061
Sakata Seed Corp.	10,600	151,323
Sala Corp.	8,000	39,430
San-Ai Oil Company, Ltd.	19,000	70,010
Sanden Corp.	34,000	85,948
Sanei-International Company, Ltd.	4,100	41,205
Sanix, Inc. *	12,200	12,343
Sankei Building Company, Ltd.	11,000	38,926
Sanken Electric Company, Ltd.	32,000	110,358
Sanki Engineering Company, Ltd.	18,000	120,464
Sankyo Seiko Company, Ltd.	24,100	34,489
Sankyo-Tateyama Holdings, Inc.	82,000	78,665
Sanoh Industrial Company, Ltd.	8,700	35,690
Sanrio Company, Ltd.	12,100	99,899
Sanshin Electronics Company, Ltd.	9,000	74,812
Sanwa Shutter Corp.	70,000	237,284
Sanyo Chemical Industries, Ltd.	20,000	110,492
Sanyo Denki Company, Ltd.	15,000	35,977
Sanyo Shokai, Ltd.	29,000	127,784
Sanyo Special Steel Company, Ltd.	32,000	83,541
Sasebo Heavy Industries Company, Ltd.	32,000	49,150
Sato Corp.	7,300	81,268
Sato Shoji Corp.	6,000	38,882
Satori Electric Company, Ltd.	2,400	12,231

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Secom Techno Service Company, Ltd.	3,000	$73,886
Seibu Electric Industry Company, Ltd.	3,000	11,920
Seika Corp.	16,000	32,069
Seikagaku Corp.	11,500	118,168
Seiko Corp.	23,000	44,993
Seino Transportation Company, Ltd.	49,000	248,613
Seiren Company, Ltd.	19,400	90,768
Sekisui Jushi Corp.	12,000	85,516
Sekisui Plastics Company, Ltd.	34,000	107,744
Senko Company, Ltd.	24,000	101,126
Senshu Electric Company, Ltd.	1,500	15,406
Senshukai Company, Ltd.	13,300	100,477
Shibaura Mechatronics Corp.	8,000	30,904
Shibusawa Warehouse Company, Ltd.	17,000	88,523
Shibuya Kogyo Company, Ltd.	3,300	28,232
Shikibo, Ltd.	20,000	24,092
Shikoku Bank, Ltd.	55,000	259,844
Shikoku Chemicals Corp.	15,000	52,179
Shikoku Coca-Cola Bottling Company, Ltd.	4,900	41,908
Shima Seiki Manufacturing, Ltd.	7,400	140,428
Shimachu Company, Ltd.	15,000	362,047
Shimizu Bank, Ltd.	2,700	108,404
Shin Nippon Air Technologies Company, Ltd.	4,500	35,907
Shinagawa Refractories Company, Ltd.	16,000	28,868
Shindengen Electric Manufacturing
Company, Ltd.	28,000	51,959
Shin-Etsu Polymer Company, Ltd.	14,700	60,210
Shinkawa, Ltd.	6,500	73,433
Shin-Keisei Electric Railway Company, Ltd.	10,000	36,188
Shinki Company, Ltd. *	30,500	16,673
Shinko Electric Company, Ltd.	24,000	67,141
Shinko Plantech Company, Ltd.	9,900	92,714
Shinko Shoji Company, Ltd.	6,900	45,397
Shinko Wire Company, Ltd.	11,000	20,161
Shin-Kobe Electric Machinery Company, Ltd.	12,000	93,323
Shinmaywa Industries, Ltd.	34,000	79,274
Shinnihon Corp.	8,000	6,733
Shinsho Corp.	13,000	23,320
Shinwa Kaiun Kaisha, Ltd.	21,000	51,041
Shiroki Corp.	26,000	60,492
Shizuki Electric Company, Inc.	8,000	13,873
Shizuoka Gas Company, Ltd.	14,000	76,723
SHO-BOND Holdings Company, Ltd.	4,200	80,502
Shobunsha Publications, Inc.	2,400	11,516
Shochiku Company, Ltd.	25,000	163,584
Shoko Company, Ltd.	20,000	22,920
Showa Aircraft Industry Company, Ltd.	3,000	14,908
Showa Corp.	18,700	76,307
Showa KDE Company, Ltd.	10,000	10,284
Showa Sangyo Company, Ltd.	33,000	98,888
Siix Corp.	4,000	11,485
Silver Seiko, Ltd. *	70,000	6,648
Sinanen Company, Ltd.	19,000	79,510
Sintokogio, Ltd.	13,300	83,429
SKY Perfect JSAT Corp.	475	180,667
SMK Corp.	21,000	61,401

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Snow Brand Milk Products Company, Ltd.	54,500	$194,130
SNT Corp.	7,000	26,157
Soda Nikka Company, Ltd.	4,000	13,858
Sodick Company, Ltd.	18,800	38,246
Soft99 Corp.	3,500	15,724
Sogo Medical Company, Ltd.	1,400	41,268
Sohgo Security Services Company, Ltd.	17,400	182,797
Sorun Corp.	4,700	27,577
Space Company, Ltd.	4,200	28,862
SRA Holdings, Inc.	3,300	24,875
SSP Company, Ltd.	16,000	106,336
ST Chemical Company, Ltd.	6,000	75,619
St. Marc Holdings Company, Ltd.	1,700	44,972
Star Micronics Company, Ltd.	10,900	110,414
Starzen Company, Ltd.	14,000	32,554
Stella Chemifa Corp.	2,900	30,338
Sugimoto & Company, Ltd.	2,000	19,327
Sumida Corp.	4,100	18,397
Suminoe Textile Company, Ltd.	11,000	14,461
Sumiseki Holdings Inc *	9,800	10,254
Sumisho Computer Systems Corp.	5,400	85,069
Sumitomo Bakelite Company, Ltd.	23,000	74,689
Sumitomo Densetsu Company, Ltd.	12,700	70,214
Sumitomo Forestry Company, Ltd.	39,400	260,322
Sumitomo Light Metal Industries, Ltd.	82,000	69,288
Sumitomo Mitsui Company, Ltd. *	77,600	52,742
Sumitomo Osaka Cement Company, Ltd.	134,000	273,120
Sumitomo Pipe & Tube Company, Ltd.	6,000	38,998
Sumitomo Precision Products Company, Ltd.	6,000	23,563
Sumitomo Real Estate Sales Company, Ltd.	2,600	65,923
Sumitomo Seika Chemicals Company, Ltd.	13,000	33,151
Sumitomo Warehouse Company, Ltd.	48,952	225,083
Sun Wave Corp.	11,000	15,535
Sunx, Ltd.	5,400	17,628
SWCC Showa Holdings Company, Ltd.	80,000	60,821
SxL Corp. *	25,000	10,526
SystemPro Company, Ltd.	49	20,769
T. Hasegawa Company, Ltd.	6,900	91,196
T. Rad Company, Ltd.	15,000	28,260
Tachibana Eletech Company, Ltd.	4,000	28,051
Tachikawa Corp.	4,600	21,867
Tachi-S Company, Ltd.	8,300	39,696
Tadano, Ltd.	25,000	129,021
Taihei Dengyo Kaisha, Ltd.	11,000	99,295
Taihei Kogyo Company, Ltd.	12,000	37,861
Taiheiyo Kaiun Company, Ltd. *	13,000	11,262
Taiheiyo Kouhatsu, Inc. *	31,000	16,614
Taiho Kogyo Company, Ltd.	10,100	45,579
Taikisha, Ltd.	10,000	126,428
Taisei Lamick Company, Ltd.	900	20,293
Taisei Rotec Corp.	18,000	22,121
Taiyo Yuden Company, Ltd.	33,000	175,708
Takagi Securities Company, Ltd.	15,000	15,628
Takamatsu Corp.	6,200	97,325
Takano Company, Ltd.	2,000	7,603
Takaoka Electric Manufacturing Company, Ltd.	18,000	21,199

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takara Holdings, Inc.	37,000	$213,708
Takara Printing Company, Ltd.	3,300	28,223
Takara Standard Company, Ltd.	32,000	188,038
Takasago International Corp.	23,000	135,351
Takasago Thermal Engineering Company, Ltd.	18,000	167,970
Takiron Company, Ltd.	10,000	30,353
Takisawa Machine Tool Company, Ltd.	28,000	23,860
Takuma Company, Ltd.	26,000	50,476
Tamura Corp.	22,000	45,085
Tamura Taiko Holdings, Inc.	9,000	11,369
Tasaki Shinju Company, Ltd.	7,000	5,664
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	32,186
Tayca Corp.	11,000	25,360
TBK Company, Ltd.	10,000	18,474
TCM Corp.	22,000	30,298
Teac Corp. *	67,000	26,785
Techno Ryowa, Ltd.	6,400	34,100
Tecmo, Ltd.	5,300	49,564
Teikoku Electric Manufacturing Company, Ltd.	2,000	23,318
Teikoku Piston Ring Company, Ltd.	4,800	18,636
Teikoku Sen-I Company, Ltd.	8,000	27,691
Teikoku Tsushin Kogyo Company, Ltd.	16,000	32,394
Tekken Corp. *	53,000	55,357
Telepark Corp.	44	45,639
Tenma Corp.	6,800	97,460
The Fuji Fire and Marine Insurance Company,
Ltd.	43,000	73,492
The Hokkoku Bank, Ltd.	95,000	391,641
The Hyakugo Bank, Ltd.	47,282	284,761
The Nanto Bank, Ltd.	34,000	187,428
The Pack Corp.	6,600	88,859
The San-in Godo Bank, Ltd.	33,000	241,306
Tigers Polymer Corp.	2,000	8,533
TKC Corp.	4,900	87,901
TOA Corp. *	67,000	90,962
TOA Oil Company, Ltd.	22,000	21,524
TOA Road Corp.	15,000	15,929
Toagosei Company, Ltd.	58,000	144,381
Tobishima Corp. *	158,000	26,641
Tobu Store Company, Ltd.	14,000	50,562
TOC Company, Ltd.	29,500	120,568
Tocalo Company, Ltd.	4,300	34,560
Tochigi Bank, Ltd.	32,000	183,271
Toda Corp.	78,000	265,763
Toda Kogyo Corp.	9,000	19,548
Todentsu Corp.	6,000	10,082
Toei Company, Ltd.	16,000	66,448
Toenec Corp.	14,000	73,643
Tohcello Company, Ltd.	4,000	13,010
Toho Bank, Ltd.	57,000	227,069
Toho Company, Ltd.	12,000	39,271
Toho Real Estate Company, Ltd.	11,600	70,500
Toho Titanium Company, Ltd.	9,700	108,213
Toho Zinc Company, Ltd.	37,000	75,896
Tohoku Bank, Ltd.	15,000	23,054
Tohto Suisan Company, Ltd.	15,000	18,761

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokai Corp.	15,000	$66,325
Tokai Kanko Company, Ltd. *	62,000	18,260
Tokai Rubber Industries, Ltd.	12,800	102,793
Tokai Tokyo Securities Company, Ltd.	61,000	136,439
Tokimec, Inc.	13,000	15,832
Toko Electric Corp.	8,000	17,509
Toko, Inc. *	16,000	16,831
Tokushima Bank, Ltd.	26,000	114,102
Tokushu Tokai Holdings Company, Ltd.	45,000	128,820
Tokyo Dome Corp. *	44,000	140,538
Tokyo Electron Device, Ltd.	22	29,041
Tokyo Energy & Systems, Inc.	9,000	53,366
Tokyo Kikai Seisakusho, Ltd.	10,000	19,017
Tokyo Leasing Company, Ltd.	8,000	41,701
Tokyo Ohka Kogyo Company, Ltd.	14,500	215,861
Tokyo Rakutenchi Company, Ltd.	9,000	35,578
Tokyo Rope Manufacturing Company, Ltd.	34,000	68,486
Tokyo Sangyo Company, Ltd.	9,500	24,251
Tokyo Seimitsu Company, Ltd.	12,600	110,778
Tokyo Style Company, Ltd.	22,000	163,732
Tokyo Tekko Company, Ltd.	14,000	29,542
Tokyo Theatres Company, Inc.	33,000	62,962
Tokyo Tomin Bank (The), Ltd.	10,400	117,223
Tokyotokeiba Company, Ltd.	57,000	81,561
Tokyu Community Corp.	3,200	45,955
Tokyu Construction Company, Ltd.	22,940	56,935
Tokyu Livable, Inc.	6,600	28,594
Tokyu Recreation Company, Ltd.	6,000	33,034
Toli Corp.	10,000	21,179
Tomato Bank, Ltd.	27,000	59,803
Tomen Electronics Corp.	4,000	43,696
Tomoe Corp.	8,000	12,661
Tomoegawa Company, Ltd. *	17,000	23,647
Tomoku Company, Ltd.	16,000	27,406
Tomy Company, Ltd.	18,500	119,123
Tonami Transportation Company, Ltd.	27,000	64,786
Topcon Corp.	15,500	62,331
Toppan Forms Company, Ltd.	12,500	151,440
Topre Corp.	11,500	99,234
Topy Industries, Ltd.	58,000	109,865
Tori Holdings Company, Ltd. *	73,000	3,805
Torigoe Company, Ltd.	5,000	39,713
Torii Pharmaceutical Company, Ltd.	5,100	69,762
Torishima Pump Manufacturing Company, Ltd.	5,000	52,596
Toshiba Machine Company, Ltd.	33,000	105,735
Toshiba Plant Systems & Services Corp.	16,000	155,331
Tosho Printing Company, Ltd.	21,000	53,928
Totetsu Kogyo Company, Ltd.	6,000	32,229
Tottori Bank, Ltd.	27,000	80,699
Touei Housing Corp.	4,800	3,942
Towa Bank, Ltd. *	46,000	37,270
Towa Corp.	4,900	9,493
Towa Pharmaceutical Company, Ltd.	3,300	126,419
Towa Real Estate Development Company, Ltd.	47,000	28,223
Toyo Construction Company, Ltd. *	118,000	46,004
Toyo Corp.	11,000	143,744

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Electric Manufacturing Company, Ltd.	6,000	$26,862
Toyo Engineering Corp.	35,000	85,193
Toyo Ink Manufacturing Company, Ltd.	66,000	166,675
Toyo Kanetsu KK	50,000	87,219
Toyo Kohan Company, Ltd.	22,000	93,109
Toyo Machinery & Metal Company, Ltd.	4,000	7,161
Toyo Securities Company, Ltd.	19,000	33,101
Toyo Sugar Refining Company, Ltd. *	27,000	26,980
Toyo Tire & Rubber Company, Ltd.	40,000	86,276
Toyo Wharf & Warehouse Company, Ltd.	17,000	28,395
Toyobo Company, Ltd.	194,064	265,985
Trans Cosmos, Inc.	11,000	81,526
Trusco Nakayama Corp.	5,800	68,050
Tsubakimoto Chain Company, Ltd.	36,000	86,947
Tsubakimoto Kogyo Company, Ltd.	10,000	20,449
Tsudakoma Corp.	20,000	18,353
Tsugami Corp.	14,000	28,051
Tsukishima Kikai Company, Ltd.	7,000	51,530
Tsumura & Company, Ltd.	6,400	205,510
Tsurumi Manufacturing Company, Ltd.	4,000	25,898
Tsutsumi Jewelry Company, Ltd.	3,000	53,302
TTK Company, Ltd.	6,000	24,975
TYK Corp.	8,000	18,161
Ube Material Industries, Ltd.	12,000	23,613
Uchida Yoko Company, Ltd.	13,000	47,786
Unicharm Petcare Corp.	4,000	130,927
Uniden Corp.	19,000	35,090
Unimat Life Corp.	6,700	51,891
Union Tool Company, Ltd.	3,000	64,713
Unitika, Ltd.	114,000	76,921
U-Shin, Ltd.	10,400	55,936
Utoc Corp. *	4,300	13,754
Valor Company, Ltd.	9,900	88,496
Venture Link Company, Ltd. *	9,800	1,872
Vital-Net, Inc.	12,300	58,926
Wakachiku Construction Company, Ltd. *	17,000	6,789
Warabeya Nichiyo Company, Ltd.	5,800	89,940
Watabe Wedding Corp.	2,000	20,493
Watami Company, Ltd.	8,000	177,792
Weathernews, Inc.	1,900	24,408
Wood One Company, Ltd.	13,000	44,192
Xebio Company, Ltd.	6,600	127,393
Yahagi Construction Company, Ltd.	8,000	30,963
Yaizu Suisankagaku Industry Company, Ltd.	2,700	28,994
Yamagata Bank, Ltd.	41,000	262,835
Yamaichi Electronics Company, Ltd.	3,100	7,483
Yamanashi Chuo Bank, Ltd.	51,686	296,145
Yamatane Corp.	20,000	20,469
Yamazen Corp.	13,400	41,239
Yaoko Company, Ltd.	1,900	57,404
Yasuda Warehouse Company, Ltd.	4,000	37,830
Yellow Hat, Ltd.	3,600	16,022
Yodogawa Steel Works, Ltd.	50,000	202,110
Yokogawa Bridge Corp.	13,000	95,849
Yokohama Reito Company, Ltd.	16,000	104,137
Yokowo Company, Ltd.	2,800	13,808

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yomeishu Seizo Company, Ltd.	4,000	$34,747
Yomiuri Land Company, Ltd.	17,000	49,178
Yondenko Corp.	7,000	34,775
Yonekyu Corp.	6,000	65,908
Yorozu Corp.	6,800	53,478
Yoshimoto Kogyo Company, Ltd.	10,100	121,006
Yoshinoya D&C Company, Ltd.	116	118,950
Yuasa Funashoku Company, Ltd.	4,000	6,563
Yuasa Trading Company, Ltd.	50,000	46,909
Yuken Kogyo Company, Ltd.	14,000	27,684
Yuki Gosei Kogyo Comapny, Ltd. *	11,000	54,477
Yukiguni Maitake Company, Ltd.	8,500	30,516
Yuraku Real Estate Company, Ltd.	13,000	15,906
Yurtec Corp.	15,000	72,452
Yushin Precision Equipment Company, Ltd.	2,100	22,695
Yushiro Chemical Industry Company, Ltd.	3,300	52,705
Zenrin Company, Ltd.	5,000	49,381
Zensho Company, Ltd.	23,600	120,364
Zeria Pharmaceutical Company, Ltd.	10,000	105,965
Zuken, Inc.	7,800	53,614
		78,551,781
Luxembourg - 0.04%
Thiel Logistik AG *	55,482	109,259
Netherlands - 1.95%
Aalberts Industries NV	64,768	475,031
Accell Group NV	2,220	48,977
Arcadis NV (a)	15,371	140,914
ASM International NV * (a)	15,338	124,591
BE Semiconductor Industries NV *	9,412	22,037
Beter Bed Holding NV	4,270	44,779
Brunel International NV	2,953	32,522
Crown Van Gelder NV	2,756	21,112
Crucell NV, ADR *	8,469	111,791
Crucell NV *	8,466	112,476
Draka Holding NV	4,974	46,499
Eriks Group NV	3,577	130,896
Exact Holdings NV	3,687	62,608
Fornix Biosciences NV	1,231	11,031
Gamma Holding NV	586	7,888
Grontmij NV	3,818	74,056
Heijmans NV	4,595	22,666
ICT Automatisering NV	1,167	7,186
Imtech NV	47,994	737,463
InnoConcepts NV	4,554	32,682
KAS Bank NV	3,349	45,308
Kendrion NV	3,294	32,432
Koninklijke BAM Groep NV	49,657	353,292
Koninklijke Ten Cate NV	7,549	134,555
Koninklijke Vopak NV	9,587	278,865
Laurus NV *	23,428	80,523
Macintosh Retail Group NV	3,032	28,392
Nederlandsche Apparatenfabriek NEDAP NV	441	8,409
Nutreco Holding NV	11,111	361,237
Oce NV	17,667	78,216
OPG Groep NV	23,944	276,744

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Ordina NV	10,287	$32,250
Samas NV * (a)	11,681	11,197
Sligro Food Group NV	6,726	124,179
Smit Internationale NV	4,405	245,219
Telegraaf Media Groep NV	8,432	103,371
TKH Group NV	8,719	88,864
Unit 4 Agresso NV	5,229	54,100
USG People NV	19,251	213,127
Van der Moolen Holding NV *	13,465	52,351
Wavin NV	16,521	57,343
		4,927,179
New Zealand - 0.60%
Air New Zealand, Ltd.	79,131	38,904
Ebos Group, Ltd.	3,016	7,062
Fisher & Paykel Appliances Holdings, Ltd.	73,674	55,793
Fisher & Paykel Healthcare Corp.	141,320	239,670
Freightways, Ltd.	29,559	47,355
Hallenstein Glasson Holdings, Ltd.	11,055	13,910
Hellaby Holdings, Ltd.	12,711	9,666
Infratil, Ltd.	128,127	120,144
Mainfreight, Ltd.	25,914	69,108
New Zealand Exchange, Ltd.	2,000	6,326
New Zealand Oil & Gas, Ltd.	76,725	55,272
New Zealand Refining Company, Ltd.	34,998	122,950
Nuplex Industries, Ltd.	26,165	53,977
PGG Wrightson, Ltd.	36,403	32,552
Port of Tauranga, Ltd.	22,511	73,100
Pumpkin Patch, Ltd.	30,500	19,147
Ryman Healthcare, Ltd.	122,620	98,953
Sanford, Ltd.	9,723	28,540
Sky City Entertainment Group, Ltd.	165,036	287,283
Steel & Tube Holdings, Ltd.	7,400	11,021
Tower, Ltd.	50,845	43,469
Vector, Ltd.	80,922	88,464
		1,522,666
Norway - 1.21%
Acta Holding ASA	30,000	12,208
Aktiv Kapital ASA	5,600	43,626
Austevoll Seafood ASA	29,000	44,092
Birdstep Technology ASA *	21,000	8,464
Blom ASA *	7,600	14,883
Bonheur ASA	3,950	70,193
BW GAS, Ltd. *	13,500	33,094
BW Offshore, Ltd. *	64,000	53,787
Camillo Eitzen & Company ASA	5,800	17,947
Cermaq ASA	17,800	77,055
Copeinca ASA *	15,800	22,628
CorrOcean ASA *	70,000	36,233
Det Norske Oljeselskapb ASA *	260,900	244,058
DOF ASA	9,100	48,191
DOF Subsea ASA *	13,900	70,285
EDB Business Partner ASA	15,000	22,522
Eitzen Chemical ASA *	26,000	43,923
Ekornes ASA	10,400	106,350
Electromagnetic GeoServices ASA *	2,600	1,532

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Eltek ASA * (a)	14,600	$12,484
Ementor ASA *	22,653	52,843
Farstad Shipping ASA	4,400	51,820
Ganger Rolf ASA	5,960	105,714
Kongsberg Automotive ASA *	15,000	4,086
Kverneland Gruppen ASA *	19,000	12,305
Nordic Semiconductor ASA *	7,500	18,661
Norse Energy Corp. ASA *	62,000	35,719
Norske Skogindustrier ASA * (a)	51,000	124,071
Norwegian Air Shuttle ASA *	2,792	11,096
Odfjell ASA	6,507	45,856
ODIM ASA *	7,900	36,546
Pan Fish ASA *	959,431	137,964
Petrolia Drilling ASA *	165,000	19,143
PhotoCure ASA *	1,408	5,350
ProSafe ASA *	60,784	229,078
Prosafe Production Public, Ltd. *	8,635	11,255
Q-Free ASA *	22,000	22,843
Revus Energy ASA *	10,300	155,780
Scana Industrier ASA	28,000	26,997
Schibsted ASA	17,500	188,839
Sevan Marine ASA * (a)	55,533	79,724
Solstad Offshore ASA	4,000	40,470
Songa Offshore ASA *	22,500	57,031
Sparebanken Midt-Norge	18,015	80,193
TGS Nopec Geophysical Company ASA *	32,000	210,335
Tomra Systems ASA	42,721	146,496
TTS Marine ASA	6,100	18,244
Veidekke ASA	26,700	77,610
Wilhelm Wilhelmsen ASA	5,400	71,162
		3,060,786
Portugal - 0.53%
Altri SGPS SA (a)	12,342	37,535
Banco BPI SA	86,043	159,173
Finibanco Holding SGPS SA	5,017	17,975
Impresa, SGPS SA *	29,906	26,787
Investimentos Participacoes e Gestao SA *	57,093	30,589
Mota Engil, SGPS SA	29,599	89,149
Novabase SGPS SA *	7,943	44,529
Pararede SGPS SA *	19,555	16,938
Portucel - Empresa Produtora de Pasta e
Papel SA	112,684	208,637
PT Multimedia.com, SGPS, SA (a)	67,195	327,680
SAG GEST-Solucoes Automovel Globais
SGPS SA	9,334	15,020
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	25,623	214,885
Sonae Industria, SGPS SA	21,800	44,924
Sonae, SGPS, SA	42,153	22,204
Sonaecom, SGPS SA *	36,742	48,969
Teixeira Duarte-Engenharia & Construcoes SA	37,298	30,247
		1,335,241
Singapore - 1.08%
Allgreen Properties, Ltd.	258,000	68,868
Asia Food & Properties, Ltd. *	464,000	46,385
ASL Marine Holdings, Ltd.	37,000	9,638

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Beyonics Technology, Ltd.	178,000	$13,567
Bonvests Holdings, Ltd.	56,400	19,010
Bukit Sembawang Estates, Ltd.	18,000	48,144
Cerebos Pacific, Ltd.	22,000	41,026
CH Offshore, Ltd.	136,000	23,033
Chartered Semiconductor Manufacturing,
Ltd., ADR * (a)	11,031	13,568
Chartered Semiconductor Manufacturing, Ltd. *	191,000	24,210
China Merchants Holdings Pacific, Ltd.	70,000	18,688
Chip Eng Seng Corp., Ltd.	107,000	11,045
Chuan Hup Holdings, Ltd.	192,000	25,028
Creative Technology, Ltd. *	15,150	36,340
CSC Holdings, Ltd.	191,000	10,216
CSE Global, Ltd.	113,000	27,299
CWT, Ltd.	31,000	7,236
Delong Holdings, Ltd.	45,500	18,527
Ezra Holdings, Ltd.	82,000	30,336
FJ Benjamin Holdings, Ltd.	66,000	6,184
Food Empire Holdings, Ltd.	52,800	11,205
Fu Yu Corp., Ltd. *	220,000	7,276
Furama, Ltd.	12,000	6,389
Goodpack, Ltd.	57,000	37,865
Guocoland, Ltd.	79,300	67,353
Hersing Corp., Ltd.	88,000	12,923
Hi-P International, Ltd.	80,000	15,437
Ho Bee Investment, Ltd.	128,000	28,625
Hong Fok Corp., Ltd. *	74,800	7,976
Hong Leong Asia, Ltd.	43,000	15,014
Hotel Plaza, Ltd.	60,000	50,063
Hotel Properties, Ltd.	67,100	39,755
HTL International Holdings, Ltd. *	57,000	3,026
HupSteel, Ltd.	100,000	11,988
Hwa Hong Corp., Ltd.	92,000	21,106
Hyflux, Ltd.	62,000	63,013
Innotek, Ltd.	65,000	7,954
Jaya Holdings, Ltd.	102,000	19,294
Jurong Technologies Industrial Corp., Ltd.	83,200	4,967
K1 Ventures, Ltd.	374,000	34,531
Keppel Telecommunications & Transportation
Company, Ltd.	47,000	22,808
Kim Eng Holdings, Ltd.	113,795	75,708
KS Energy Services Ltd	48,000	16,454
Low Keng Huat Singapore, Ltd.	110,000	9,823
Manhattan Resources, Ltd. *	61,000	13,232
MediaRing, Ltd. * (a)	145,000	5,842
Metro Holdings, Ltd.	118,000	28,285
MFS Technology, Ltd.	56,000	5,186
Midas Holdings, Ltd.	77,000	24,299
MobileOne, Ltd.	116,000	97,186
NatSteel, Ltd.	41,000	24,137
Orchard Parade Holdings, Ltd.	70,000	24,219
Osim International, Ltd. *	81,000	4,039
Pan-United Corp., Ltd.	61,000	14,704
Parkway Holdings, Ltd.	226,000	193,637
Petra Foods, Ltd.	46,000	10,985
Raffles Education Corp., Ltd.	280,000	82,309
Rotary Engineering, Ltd.	57,000	8,504

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
SBS Transit, Ltd.	29,500	$32,983
SC Global Developments, Ltd.	55,000	20,148
Sim Lian Group, Ltd.	42,000	7,985
Singapore Food Industries, Ltd.	68,000	40,825
Singapore Land, Ltd.	48,000	111,715
Singapore Post, Ltd.	341,000	171,796
Singapore Reinsurance Corp., Ltd.	72,000	7,199
Singapore Shipping Corp., Ltd.	90,000	11,326
Sinomem Technology, Ltd. *	76,000	5,588
SP Chemicals, Ltd.	73,500	34,020
Sunningdale Tech, Ltd.	200,000	7,307
Tat Hong Holdings, Ltd.	76,000	26,461
TT International, Ltd. *	190,000	3,180
Tuan Sing Holdings, Ltd. *	188,000	11,965
United Engineers, Ltd.	39,000	29,351
United Overseas Land, Ltd.	121,000	165,079
UOB-Kay Hian Holdings, Ltd.	75,000	45,755
Venture Corp., Ltd.	65,000	177,565
WBL Corp., Ltd.	30,000	58,648
Wheelock Properties (S), Ltd.	106,000	59,560
Wing Tai Holdings, Ltd.	167,300	78,312
Yongnam Holdings, Ltd. *	247,000	11,481
		2,743,714
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	1,112	0
Spain - 2.42%
Abengoa SA	12,595	184,230
Adolfo Dominguez SA	1,580	13,345
Amper SA	6,189	33,866
Antena 3 de Television SA	25,273	142,648
Avanzit SA *	25,467	29,918
Azkoyen SA *	6,990	25,426
Banco Guipuzcoano SA	38,237	279,959
Banco Pastor SA	51,168	342,133
Baron de Ley SA *	1,392	65,310
Campofrio Alimentacion SA	7,918	77,622
Cementos Portland Valderrivas SA	3,931	119,208
Construcciones & Auxiliar de Ferrocarriles SA	616	177,054
Corporacion Dermoestetica SA *	3,631	16,619
Duro Felguera SA	12,223	63,260
Ebro Puleva SA	33,725	443,215
Elecnor SA *	11,278	123,778
Ercros SA *	305,710	66,374
FAES FARMA, SA	51,074	252,980
General de Alquiler de Maquinaria *	6,056	43,721
Gestevision Telecinco SA	2,864	25,316
Grupo Catalana Occidente SA	18,347	305,841
Grupo Empresarial Ence SA	34,402	138,389
Iberia Lineas Aereas de Espana SA	170,106	422,728
Iberpapel Gestion SA	2,124	32,149
La Seda de Barcelona SA	199,812	97,423
Mecalux SA *	3,385	57,927
Miquel y Costas SA	3,706	51,231
Natra SA	4,190	25,612

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Natraceutical SA *	49,023	$34,452
NH Hoteles SA	21,220	118,077
Obrascon Huarte Lain SA	13,227	152,892
Papeles & Cartones de Europa SA *	10,706	44,400
Pescanova SA	1,698	58,032
Prim SA	2,850	19,474
Prim SA *	285	1,970
Promotora de Informaciones SA	31,820	115,800
Prosegur Cia de Seguridad SA	7,799	221,013
Service Point Solutions SA *	25,764	24,791
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA *	18,863	22,571
Sol Melia SA	21,913	134,149
SOS Cuetara SA	12,361	185,753
Tavex Algodonera SA *	8,440	5,719
Tecnicas Reunidas SA	4,345	101,204
Tecnocom, Telecomunicaciones & Energia SA *	9,491	40,508
Tubacex SA	34,476	118,220
Tubos Reunidos SA	59,205	176,479
Unipapel SA	2,109	26,215
Urbas Proyectos Urbanisticos SA *	10,449	1,891
Vertice Trescientos Sesenta Grados *	1,265	1,046
Vidrala SA	5,408	109,117
Viscofan SA	18,944	355,852
Vocento SA	23,625	119,738
Zeltia SA *	57,790	277,429
		6,124,074
Sweden - 1.72%
AarhusKarlshamn AB	8,830	127,707
Acando AB, Series B	14,000	18,449
Active Biotech AB *	4,550	18,051
AddTech AB, Series B	3,800	36,403
Angpanneforeningen AB, Series B	3,400	46,040
Anoto Group AB *	31,000	7,857
Axfood AB	8,250	173,201
Axis Communications AB	9,900	87,890
BE Group AB	7,800	17,207
Beijer Alma AB	5,200	39,314
Beijer Electronics AB	1,777	20,199
Bergman & Beving AB, Series B	6,950	51,829
Bilia AB, Series A	5,300	12,614
Billerud Aktibolag AB	11,500	38,972
BioGaia AB *	5,360	21,065
Biotage AB *	25,000	19,158
Biovitrum AB *	8,300	48,948
Bong Ljungdahl AB, Series B	4,000	6,321
Brostrom AB	18,100	121,950
Cardo AB	6,500	89,125
Clas Ohlson AB, Series B	7,150	50,398
Cloetta AB Class B *	6,055	0
Cloetta Fazer AB	6,055	156,823
Concordia Maritime AB, Series B	6,500	11,764
D. Carnegie & Company AB	52,789	115,613
Elekta AB, Series B	24,800	263,013
Enea AB *	63,903	178,856
Eniro AB (a)	19,745	34,078

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Fagerhult AB	600	$9,579
G & L Beijer AB	2,000	31,359
Gunnebo AB	5,274	11,494
Hakon Invest AB	11,296	108,915
Haldex AB	8,300	28,993
Hemtex AB	3,578	10,308
HIQ International AB	18,000	52,425
Hoganas AB, Series B	9,500	91,500
Holmen AB, Series B	18,900	456,857
Industrial & Financial Systems AB	5,600	22,148
Indutrade AB	5,550	65,005
Intrum Justitia AB	16,500	147,431
JM AB	24,127	93,156
KappAhl Holding AB *	13,900	48,318
Lagercrantz AB	4,000	10,636
Lindab International AB	19,300	121,717
Medivir AB *	4,800	27,921
Mekonomen AB	2,200	19,162
Micronic Laser Systems AB *	7,700	8,120
Munters AB	14,350	54,818
NCC AB	22,448	108,408
Net Insight AB *	50,000	20,339
New Wave Group AB, Series B	6,000	7,225
Nibe Industrier AB, Series B	19,700	97,599
Nobia AB	42,800	77,531
Nolato AB, Series B	4,700	19,632
OEM International AB, Series B	13,900	66,123
ORC Software AB	1,800	16,191
PA Resources AB *	33,946	53,278
Peab AB, Series B	27,100	60,630
Peab Industri AB	8,800	26,745
Proffice AB *	10,000	12,317
Q-Med AB	14,300	65,228
Rederi AB Transatlantic, Series B	9,000	27,708
Rezidor Hotel Group AB	33,400	73,123
RNB Retail & Brands AB	41,200	16,236
Semcon AB *	4,200	9,180
Sensys Traffic AB *	60,000	18,215
Sintercast AB *	1,700	9,797
Skanditek Industriforvaltning AB	9,500	18,911
SkiStar AB, Series B	5,100	44,275
Studsvik AB	1,200	9,417
Sweco AB, Series B	13,000	62,224
Teleca AB, Series B *	14,200	5,650
TradeDoubler AB	6,000	26,493
Trelleborg AB, Series B (a)	28,820	155,803
		4,340,985
Switzerland - 5.20%
Advanced Digital Broadcast Holdings SA *	1,275	28,558
AFG Arbonia-Forster Holding AG	528	63,495
Allreal Holding AG	2,415	212,767
Also Holding AG	779	25,771
Aryzta AG *	1,332	35,604
Ascom Holding AG *	7,392	43,790
Bachem Holding AG	999	61,484
Bank Coop AG	2,383	144,273

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Bank Sarasin & Compagnie AG, Series B	14,334	$352,517
Banque Cantonale de Geneve	76	13,775
Banque Cantonale Vaudoise, Series B *	960	267,977
Banque Privee Edmond de Rothschild SA	1	24,290
Basilea Pharmaceutica AG *	2,093	194,887
Basler Kantonalbank	564	53,224
Belimo Holding AG	105	66,081
Bell Holding AG	77	76,891
Berner Kantonalbank *	1,515	280,015
Bobst Group AG	2,924	88,525
Bossard Holding AG	1,000	43,194
Bucher Industries AG	1,890	157,943
Burckhardt Compression Holding AG	644	80,018
Card Guard AG *	1,457	9,947
Centralschweizerische Kraftwerke AG	369	129,494
Charles Voegele Holding AG *	2,665	77,501
Ciba Holding AG	15,988	650,875
Clariant AG *	90,231	554,478
Coltene Holding AG *	3,598	0
Conzzeta Holding AG	70	100,537
Cytos Biotechnology AG *	1,298	26,039
Daetwyler Holding AG *	2,100	74,577
Dufry Group AG	1,867	44,862
Eichhof Holding AG	21	4,705
Elektrizitaets-Gesellschaft Laufenburg AG	86	65,555
Emmi AG	663	54,904
EMS-Chemie Holding AG	3,454	256,938
Energiedienst Holding AG *	2,959	126,741
Flughafen Zuerich AG	1,453	329,548
Forbo Holding AG *	755	146,055
Galenica Holding AG (a)	1,642	463,434
Georg Fischer AG *	1,441	276,034
Gurit Heberlein AG	475	152,039
Helvetia Patria Holding AG	1,731	294,002
Industrieholding Cham AG *	133	28,046
Interroll Holding AG *	144	31,327
Jelmoli Holding AG *	177	266,195
Kaba Holding AG, Series B	621	126,250
Kardex AG *	1,244	30,723
Komax Holding AG	999	49,034
Kudelski SA	11,049	109,701
Kuoni Reisen Holding AG, Series B	3,158	837,579
LEM Holding SA	350	40,031
Luzerner Kantonalbank AG	792	160,967
Medisize Holding AG	3,598	154,338
Meyer Burger Technology AG *	641	69,098
Mobilezone Holding AG	8,109	46,690
Mobimo Holding AG *	1,246	143,753
Orell Fuessli Holding AG	223	31,141
Partners Group Holding AG	3,086	185,721
Phoenix Mecano AG	185	52,948
Precious Woods Holding AG *	632	20,055
PubliGroupe SA	515	33,290
Quadrant AG *	737	38,816
Rieter Holding AG	1,205	183,441
Romande Energie Holding SA	187	277,113

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Schaffner Holding AG *	90	$10,820
Schulthess Group AG	805	26,215
Schweiter Technologies AG	263	83,885
Schweizerhall Holding AG	533	98,770
Schweizerische
National-Versicherungs-Gesellschaft AG *	329	167,143
Sia Abrasives Holding AG	193	68,917
Siegfried Holding AG	595	46,196
St. Galler Kantonalbank	993	318,153
Sulzer AG	8,112	435,186
Swissfirst AG	1,224	40,400
Swisslog Holding AG *	60,097	26,026
Swissquote Group Holding SA *	1,660	51,555
Tamedia AG	591	27,029
Tecan Group AG *	2,658	98,363
Temenos Group AG * (a)	18,374	231,743
Tornos SA *	2,391	12,010
Valiant Holding AG	6,014	987,425
Valora Holding AG	1,019	127,398
Vaudoise Assurances Holding SA	226	28,129
Verwaltungs & Privat Bank AG	5,047	661,112
Vontobel Holding AG	12,993	263,706
VZ Holding AG	1,197	46,498
WMH Walter Meier AG, Series A *	120	6,434
Ypsomed Holding AG *	908	62,986
Zehnder Group AG	82	54,732
Zuger Kantonalbank	41	118,224
		13,168,656
United Kingdom - 15.90%
A.G. Barr PLC	2,441	41,456
Abacus Group PLC	13,889	11,178
Aberdeen Asset Management PLC	223,071	310,821
Acal PLC	5,883	9,425
AEA Technology PLC *	18,852	6,958
Aegis Group PLC	298,549	289,983
Aga Rangemaster Group PLC	17,247	16,558
Aggreko PLC	98,123	678,790
Alexon Group PLC	6,881	1,482
Alizyme PLC *	58,896	8,737
Alphameric PLC *	33,484	8,132
Amlin PLC	150,810	854,546
Anglo Pacific Group PLC	35,012	53,900
Anglo-Eastern Plantations PLC	3,369	13,806
Anite Group PLC	79,733	28,913
Antisoma PLC *	137,552	50,592
ARC International PLC *	45,915	8,888
Arena Leisure PLC	50,686	19,106
Aricom PLC *	289,439	35,882
Ark Therapeutics Group PLC *	32,845	18,838
Arm Holdings PLC, ADR	133,112	592,348
Arriva PLC	60,849	600,180
Aryzta AG *	12,094	321,598
Ashtead Group PLC	175,651	100,988
Aveva Group PLC	18,285	148,146
Avis Europe PLC *	85,382	6,613
Avon Rubber PLC	11,107	5,590

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Axis-Shield PLC *	13,255	$62,094
Axon Group PLC	13,826	136,866
Babcock International Group PLC	74,692	552,792
Barratt Developments PLC	92,311	66,380
BBA Aviation PLC	133,833	162,520
Beazley Group PLC	118,130	203,603
Bellway PLC	36,565	287,595
Berkeley Group Holdings PLC *	32,836	427,490
Bespak PLC	7,040	45,259
Biocompatibles International PLC *	10,935	20,347
Blacks Leisure Group PLC	5,193	3,519
Bloomsbury Publishing PLC	15,244	36,257
BlueBay Asset Management PLC	18,457	19,654
Bodycote International PLC	295,612	473,945
Bovis Homes Group PLC	39,503	191,640
BPP Holdings PLC	8,591	43,600
Braemar Seascope Group PLC	1,189	4,384
Brammer PLC	13,505	27,002
Brewin Dolphin Holdings PLC	41,062	63,359
Brit Insurance Holdings PLC	109,974	344,805
British Polythene Industries PLC	4,400	11,811
Britvic PLC	52,403	186,324
BSS Group PLC	36,568	131,351
BTG PLC *	43,947	113,870
Business Post Group PLC	6,109	23,394
Capital & Regional PLC	14,846	17,465
Care UK PLC	18,019	70,794
Carillion PLC	153,296	513,316
Carpetright PLC	8,793	50,437
Castings PLC	7,764	16,865
Catlin Group, Ltd.	85,047	565,311
Centaur Media PLC	37,860	24,271
Charles Stanley Group PLC	5,789	13,812
Charles Taylor Consulting PLC	5,241	14,144
Charter International PLC	22,903	107,961
Chemring Group PLC	8,354	241,090
Chesnara PLC	28,486	51,936
Chime Communications PLC	5,000	5,080
Chloride Group PLC	46,548	103,436
Chrysalis Group PLC *	7,473	7,501
Clarkson PLC	3,067	17,825
Clinton Cards PLC	33,476	4,110
Close Brothers Group PLC	47,653	350,794
Collins Stewart PLC	49,196	30,515
Colt Telecom Group PLC *	73,320	67,212
Communisis PLC	29,820	17,738
Computacenter PLC	34,471	36,637
Connaught PLC	30,235	172,727
Cookson Group PLC	59,133	100,967
Corin Group PLC	4,524	3,096
Costain Group PLC	147,453	43,905
Cranswick PLC	14,947	133,062
Creston PLC	10,587	4,241
Croda International PLC	34,453	239,361
CSR PLC *	39,854	103,985
D.S. Smith PLC	179,314	156,657

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Daily Mail and General Trust PLC	103,028	$469,767
Dairy Crest Group PLC	46,378	142,052
Dana Petroleum PLC *	23,597	317,359
Davis Service Group PLC	55,047	196,633
Dawson Holdings PLC	18,937	14,174
De La Rue Plc Group *	23,799	312,222
Debenhams PLC	317,058	119,049
Dechra Pharmaceuticals PLC	20,895	115,607
Delta PLC	57,839	66,572
Development Securities PLC	14,917	59,295
Devro PLC	33,835	39,233
Dicom Group PLC	23,156	38,760
Dignity PLC	21,714	212,674
Dimension Data Holdings PLC	442,473	243,339
Diploma PLC	29,370	47,401
Dixons Group PLC	614,436	111,034
Domino Printing Sciences PLC	29,115	74,332
DTZ Holdings PLC	19,551	10,529
Dunelm Group PLC	6,499	14,517
E2V Technologies PLC	13,926	32,939
Electrocomponents PLC	133,547	300,105
Elementis PLC	144,030	102,155
Emerald Energy PLC *	6,316	34,054
Ennstone PLC	77,985	1,806
Entertainment Rights PLC *	92,761	1,568
Euromoney Institutional Investor PLC	19,007	71,255
Evolution Group PLC	61,725	66,283
F&C Asset Management PLC	110,863	92,843
Fenner PLC	51,492	57,304
Filtrona PLC	77,980	143,917
Filtronic PLC *	7,589	2,879
Findel PLC	15,671	21,701
Forth Ports PLC	10,700	140,556
Fortune Oil PLC *	359,509	40,125
French Connection Group PLC	23,390	13,311
Fuller Smith & Turner PLC	8,112	44,644
Future PLC	44,714	9,621
Galiform PLC	112,844	28,919
Galliford Try PLC	100,742	47,027
Game Group PLC	182,118	439,793
Genus PLC	16,764	175,099
Go-Ahead Group PLC	10,036	193,685
Goldshield Group PLC	6,425	19,814
Grafton Group PLC *	85,264	240,223
Greene King PLC	27,045	163,552
Greggs PLC	2,083	102,453
Halfords Group PLC	59,177	218,944
Halma PLC	98,642	270,847
Hampson Industries PLC	46,761	75,114
Hansard Global PLC	11,952	19,028
Hardy Oil & Gas PLC *	12,212	43,348
Hardy Underwriting Bermuda, Ltd.	7,824	32,208
Hargreaves Lansdown PLC	48,528	117,230
Hays PLC	572,910	649,266
Headlam Group PLC	26,325	84,890
Helical Bar PLC	23,786	97,735

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Helphire PLC	49,785	$70,634
Henderson Group PLC	193,512	163,687
Henry Boot PLC	22,990	17,265
Hikma Pharmaceuticals PLC	31,690	135,661
Hill & Smith Holdings PLC	19,511	49,922
Hiscox PLC	151,075	721,976
HMV Group PLC	132,768	243,197
Hochschild Mining PLC	27,852	38,830
Hogg Robinson Group PLC	39,788	7,062
Holidaybreak PLC	9,477	26,880
Homeserve PLC	37,619	554,474
Hunting PLC	30,753	195,419
Huntsworth PLC	22,389	12,528
Hyder Consulting PLC	9,707	26,081
IG Group Holdings PLC	113,408	392,425
Imagination Technologies Group PLC *	42,827	29,525
IMI PLC	108,003	428,275
Imperial Energy Corp. PLC *	26,019	399,247
Inchcape PLC	24,252	23,631
Informa PLC	165,038	517,594
Innovation Group PLC	119,179	9,145
Intec Telecom Systems PLC *	40,144	17,629
Intermediate Capital Group PLC	35,414	431,205
International Personal Finance PLC	80,239	173,059
Interserve PLC	43,366	138,473
Intertek Group PLC	51,363	597,855
ITE Group PLC	55,431	59,739
J.D. Wetherspoon PLC (a)	24,171	111,723
James Fisher & Sons PLC	11,043	73,228
Jardine Lloyd Thompson Group PLC	49,547	381,884
JJB Sports PLC	64,418	25,885
JKX Oil & Gas PLC	56,800	130,970
John Menzies PLC	7,960	13,719
Johnston Press PLC	162,592	18,982
Keller Group PLC	19,354	145,670
Kesa Electricals PLC	163,292	200,822
Kier Group PLC	10,986	150,678
Kingston Communications PLC	123,424	22,879
Laird Group PLC	48,620	66,680
Laura Ashley Holdings PLC	68,094	13,479
Lavendon Group PLC	9,915	21,256
Liontrust Asset Management PLC	5,127	9,508
Logica PLC	566,358	578,319
Lookers PLC	35,795	16,253
Low & Bonar PLC	45,266	28,237
LSL Property Services PLC	7,930	6,172
Luminar Group Holdings PLC	26,199	72,828
M.J. Gleeson Group PLC	11,305	13,282
Management Consulting Group PLC	104,375	41,897
Manganese Bronze Holdings PLC	3,263	6,277
Marshalls PLC	38,912	44,791
Marston's PLC	71,152	116,282
McBride PLC	45,783	88,425
Medusa Mining, Ltd. *	31,637	13,244
Melrose PLC	136,734	165,935
Melrose Resources PLC	17,369	55,110

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Metalrax Group PLC *	29,412	$3,388
Michael Page International PLC	81,821	270,609
Micro Focus International PLC	30,657	121,000
Millennium & Copthorne Hotels PLC	56,178	170,609
Minerva PLC *	48,210	10,623
Misys PLC	137,007	204,342
Mitie Group PLC	86,322	282,897
Morgan Crucible Company PLC	71,096	103,445
Morgan Sindall PLC	13,744	104,687
Morse PLC	17,420	2,055
Mothercare PLC	27,714	126,086
Mouchel Parkman PLC	27,771	116,930
MWB Group Holdings PLC *	24,660	17,051
N. Brown Group PLC	53,451	157,821
National Express Group PLC	43,886	382,967
New Star Asset Management Group, Ltd.	18,154	3,919
Northern Foods PLC	153,388	124,436
Northgate PLC	23,512	53,545
Northumbrian Water Group PLC	65,840	265,808
Novae Group PLC	16,766	82,053
Oxford Biomedica PLC *	90,000	8,399
Oxford Instruments PLC	9,649	18,888
Pace Micro Technology PLC *	44,430	29,764
Paypoint PLC	15,414	116,305
Pendragon PLC	119,021	8,481
Phoenix IT Group, Ltd.	9,852	22,247
Photo-Me International PLC	22,753	4,813
Pinewood Shepperton PLC	8,060	18,583
Premier Farnell PLC	95,089	203,770
Premier Foods PLC	257,351	86,233
Premier Oil PLC *	22,418	261,488
Prostrakan Group PLC *	2,053	2,681
Protherics PLC *	91,365	67,708
Provident Financial PLC	44,097	584,675
Psion PLC	30,129	21,267
Punch Taverns PLC	60,285	118,090
PV Crystalox Solar PLC	68,005	119,930
PZ Cussons PLC	84,273	159,976
Qinetiq PLC	191,644	512,700
Quintain Estates & Development PLC	40,357	22,723
Rank Group PLC *	117,546	108,701
Rathbone Brothers PLC	10,169	115,866
Raymarine PLC	13,480	3,544
REA Holdings PLC	2,127	7,322
Redrow PLC	47,467	142,158
Regus PLC	350,046	312,245
Renishaw PLC	11,721	95,813
Rensburg Sheppards PLC	5,718	34,301
Restaurant Group PLC	47,761	88,662
Ricardo PlC	16,197	53,408
Rightmove PLC	14,759	43,289
RM PLC	13,965	34,460
Robert Walters PLC	17,416	22,503
Robert Wiseman Dairies PLC	9,457	43,260
ROK PLC	47,492	13,907
Rotork PLC	23,227	279,520

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Royalblue Group PLC	5,481	$42,236
RPC Group PLC	19,627	37,183
RPS Group PLC	59,899	116,721
Salamander Energy PLC *	26,350	51,532
Savills PLC	40,787	150,466
SCI Entertainment Group PLC *	24,546	7,029
Scott Wilson Group PLC	18,538	28,029
SDL PLC *	16,966	52,277
Senior PLC	136,652	71,779
Severfield Rowen PLC	21,880	55,752
Shanks Group PLC	68,152	105,288
Shore Capital Group PLC	82,607	26,945
SIG PLC	44,924	120,489
Skyepharma PLC *	1,272	2,868
Smiths News PLC	49,558	48,154
Soco International PLC *	15,365	351,689
Southern Cross Healthcare, Ltd.	50,751	78,543
Spectris PLC	34,386	225,897
Speedy Hire PLC	16,956	48,026
Spirax-Sarco Engineering PLC	28,330	392,601
Spirent Communications PLC, ADR	1,208	3,443
Spirent Communications PLC	174,932	132,626
Sportech PLC *	14,940	11,778
Sports Direct International PLC	54,705	29,849
Spring Group PLC	29,466	9,101
SSL International PLC	51,566	380,499
St James's Place PLC	70,943	214,487
St. Ives Group PLC	24,755	26,650
St. Modwen Properties PLC	37,749	66,402
Stagecoach Group PLC	78,051	210,239
Sthree PLC	28,317	55,873
STV Group PLC *	6,014	13,894
Taylor Woodrow PLC	330,627	56,049
Ted Baker PLC	5,384	23,990
Telecom Plus PLC	9,371	51,797
Thorntons PLC	10,805	14,632
Tomkins PLC, SADR	21,690	145,757
Topps Tiles PLC	25,009	9,432
Town Centre Securities PLC	4,430	7,246
Travis Perkins PLC	36,335	151,375
Tribal Group PLC	11,250	12,924
Trinity Mirror PLC	85,363	56,107
TT electronics PLC	41,687	15,732
Tullett Prebon PLC	49,804	136,447
UK Coal PLC *	38,818	49,519
Ultra Electronics Holdings PLC	20,380	360,598
Umeco PLC	12,886	51,290
Uniq PLC *	31,252	2,760
United Business Media, Ltd.	78,451	516,926
UTV Media PLC	12,462	16,898
Vectura Group PLC *	86,275	64,293
Venture Production PLC	35,579	221,793
Vernalis PLC *	21,281	1,123
Victrex PLC	29,565	234,786
Vislink PLC	22,958	6,630
Vitec Group PLC	8,660	21,516

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
VP PLC	664	$1,249
VT Group PLC	43,395	337,388
W.S. Atkins PLC	32,651	307,402
Weir Group PLC	76,226	402,326
Wellstream Holdings PLC	9,675	57,682
WH Smith PLC	34,882	191,800
White Young Green PLC	9,034	10,821
William Hill PLC	75,121	221,991
Wilmington Group PLC	8,311	16,380
Wincanton PLC	37,919	107,208
Wolfson Microelectronics PLC *	35,719	43,907
Woolworths Group PLC	94,167	1,767
WSP Group PLC	16,690	71,128
Xaar PLC	17,577	14,085
Xchanging PLC	58,411	204,417
Yell Group PLC	268,581	246,380
Yule Catto & Company PLC	83,739	100,766
		40,212,802
United States - 0.45%
Arawak Energy, Ltd. *	9,400	5,306
Arsenal Energy, Inc. *	12,500	2,318
Aurora Oil and Gas, Ltd. *	74,000	8,493
Berens Energy, Ltd. *	14,100	4,661
Calian Technologies, Ltd.	500	3,628
Canadian Gold Hunter Corp. *	4,900	988
Candente Resource Corp. *	8,600	1,318
Cardero Resource Corp. *	13,100	11,513
Cinch Energy Corp. *	11,600	6,080
City Telecom HK, Ltd.	1,717	3,777
Computer Modelling Group, Ltd.	800	4,515
Diagnocure, Inc. *	10,300	5,398
Eastmain Resources, Inc. *	21,300	13,396
Easyhome, Ltd.	700	5,418
Fairborne Energy, Ltd. *	21,600	104,499
Far West Mining, Ltd. *	4,700	3,145
Formation Capital Corp. *	29,000	2,923
Fortune Minerals, Ltd. *	3,334	1,425
GBS Gold International, Inc. *	30,800	124
Glacier Media, Inc. *	22,800	32,356
Glentel, Inc.	4,200	25,399
Globestar Mining Corp. *	12,700	5,427
Great Panther Resources, Ltd. *	22,200	5,370
Great Plains Exploration, Inc. *	41,500	9,537
Hemisphere GPS, Inc. *	10,400	12,495
Hillsborough Resources, Ltd. *	24,400	4,328
Inter-Citic Minerals, Inc. *	21,300	3,607
Intrinsyc Software International, Inc. *	15,509	813
Isotechnika, Inc. *	33,700	3,261
James Hardie Industries NV	2,458	30,184
Magellan Aerospace Corp. *	2,240	1,626
Marsulex, Inc.	4,700	25,467
Matrikon, Inc.	3,200	5,677
MDN, Inc. *	17,700	10,133
Midnight Oil Exploration, Ltd. *	5,400	3,614
Minco Silver Corp. *	7,600	2,267
MKS, Inc.	18,100	18,243

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Open Range Energy Corp. *	5,000	$7,257
Parkbridge Lifestyles Communities, Inc. *	9,830	16,724
PDX Resources Inc *	14,200	9,389
Pelangio Exploration Inc *	14,200	458
Profound Energy, Inc. *	15,380	8,929
Prometic Life Sciences, Inc. *	31,089	2,757
Pure Energy Services, Ltd. *	5,900	11,370
Queenston Mining, Inc. *	16,000	21,674
Questerre Energy Corp. *	50,000	86,680
Redcorp Ventures, Ltd. *	9,000	508
Signet Jewelers, Ltd.	28,430	222,604
Technicoil Corp. *	14,900	4,205
Tesco Corp. *	8,600	59,340
TUSK Energy Corp. *	19,200	14,243
Webtech Wireless, Inc. *	12,200	10,526
Westport Innovations, Inc. *	4,200	16,632
WPP PLC	45,271	252,728
		1,134,753
TOTAL COMMON STOCKS (Cost $477,152,286)		$247,645,236

PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd. (j)	33,387	19,794
TOTAL PREFERRED STOCKS (Cost $81,757)		$19,794

WARRANTS - 0.00%
Hong Kong - 0.00%
Asia Standard International Group, Ltd.
(Expiration Date 12/31/2008) *	474,951	0
Golden Resorts Group, Ltd.
(Expiration Date 06/09/2010, Strike
Price HKD 0.35) *	100,000	129
ITC Corp. Ltd
(Expiration Date 11/04/2009, Strike
Price HKD 0.22) *	135,711	0
Kantone Holdings, Ltd.
(Expiration Date 01/08/2009, Strike
Price HKD 0.81) *	129,806	167
Lippo, Ltd.
(Expiration Date 07/04/2011, Strike
Price HKD 4.70) *	3,125	363
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00) *	9,300	39
		698
Singapore - 0.00%
Manhattan Resources Ltd
Expiration Date 04/09/2011, Strike
Price SGD 0.70) *	18,300	121
United States - 0.00%
Kinross Gold Corp
(Expiration Date 09/03/2013, Strike
Price CAD 32.00)) *	2,906	9,256
TOTAL WARRANTS (Cost $12,213)		$10,075

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS - 0.00%
Australia - 0.00%
Minara Resources, Ltd. (Expiration Date
11/28/2008) *		78,209	$205
Canada - 0.00%
Norbord, Inc. (Expiration Date 12/22/2008,
Strike Price CAD 0.005) *		26,000	0
Germany - 0.00%
Conergy AG (Expiration Date 11/28/08) * (a)		1,920	2
TOTAL RIGHTS (Cost $130,139)			$207

CORPORATE BONDS - 0.01%
United Kingdom - 0.01%
HSBC Bank PLC, Series EMTN
(missing rate) due 07/07/2013	GBP	3,609	13,095
TOTAL CORPORATE BONDS (Cost $16,547)			$13,095

SHORT TERM INVESTMENTS - 4.48%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		$11,332,026	$11,332,026
TOTAL SHORT TERM INVESTMENTS
(Cost $11,332,026)			$11,332,026

REPURCHASE AGREEMENTS - 1.31%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$3,324,014 on 12/01/2008,
collateralized by $3,325,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at $3,391,500,
including interest)		$3,324,000	$3,324,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,324,000)			$3,324,000
Total Investments (International Small Company Fund)
(Cost $492,048,968) - 103.71%			$262,344,433
Liabilities in Excess of Other Assets - (3.71)%			(9,373,990)
TOTAL NET ASSETS - 100.00%			$252,970,443

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Banking	6.14%
Building Materials & Construction	5.26%
Food & Beverages	5.18%
Business Services	4.59%
Chemicals	3.82%

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.87%
Austria - 1.05%
Telekom Austria AG	685,030	$9,148,498
Belgium - 1.47%
Belgacom SA	353,860	12,826,928
Canada - 0.61%
Biovail Corp.	606,300	5,304,269
China - 0.44%
China Telecom Corp., Ltd.	10,143,589	3,879,178
Finland - 2.38%
Stora Enso Oyj, Series R	1,041,000	8,478,652
UPM-Kymmene Oyj	853,141	12,308,675
		20,787,327
France - 12.77%
AXA Group SA	863,786	16,415,107
France Telecom SA	1,397,501	35,950,968
Sanofi-Aventis SA	518,966	28,689,610
Thomson SA *	1,725,060	1,834,737
Total SA	375,252	19,714,877
Vivendi SA	315,560	8,962,396
		111,567,695
Germany - 7.52%
Bayerische Motoren Werke (BMW) AG	326,524	8,162,146
Deutsche Post AG	667,551	9,575,311
Infineon Technologies AG *	2,518,830	5,920,319
Muenchener Rueckversicherungs-
Gesellschaft AG	122,646	16,666,687
SAP AG	394,750	13,461,056
Siemens AG	199,739	11,944,874
		65,730,393
Hong Kong - 1.06%
Hutchison Whampoa, Ltd.	1,836,620	9,284,201
Israel - 2.07%
Check Point Software Technologies, Ltd. *	877,420	18,083,626
Italy - 3.04%
Autogrill SpA	608,877	4,577,936
Eni SpA	692,850	15,725,988
UniCredito Italiano SpA	2,742,038	6,269,461
		26,573,385
Japan - 7.25%
Aiful Corp.	427,399	1,091,537
Mitsubishi UFJ Financial Group, Inc.	1,716,800	9,533,658
NGK Spark Plug Company, Ltd.	984,000	8,268,466
Olympus Optical Company, Ltd.	298,000	6,194,929
Promise Company, Ltd.	264,600	5,460,151
Sony Corp. *	429,514	8,354,703
Toyota Motor Corp.	230,400	7,385,338
USS Company, Ltd.	271,530	17,015,091
		63,303,873
Netherlands - 4.17%
ING Groep NV	1,496,102	12,627,204
Koninklijke (Royal) Philips Electronics NV	537,666	8,774,925
Randstad Holdings NV	323,810	6,059,589

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Reed Elsevier NV	760,558	$8,992,526
		36,454,244
Norway - 2.52%
Aker Kvaerner ASA	979,950	5,670,740
Norske Skogindustrier ASA * (a)	1,791,884	4,359,221
Telenor ASA	2,204,341	11,994,494
		22,024,455
Singapore - 2.32%
Flextronics International, Ltd. *	1,964,270	4,596,392
Singapore Telecommunications, Ltd.	6,653,000	11,278,657
Venture Corp., Ltd.	1,614,840	4,411,378
		20,286,427
South Korea - 2.61%
KT Corp., SADR	181,994	2,063,812
Samsung Electronics Company, Ltd., GDR (h)	125,064	20,687,924
		22,751,736
Spain - 2.41%
Telefonica SA	1,037,699	21,030,467
Sweden - 1.66%
Ericsson (LM), Series B	1,652,914	11,569,754
Niscayah Group AB	2,955,338	2,923,742
		14,493,496
Switzerland - 6.03%
Adecco SA	488,160	14,508,056
Nestle SA	244,490	8,854,885
Novartis AG	282,470	13,181,238
Swiss Re	239,423	9,782,484
UBS AG *	511,498	6,390,309
		52,716,972
Taiwan - 7.02%
Chunghwa Telecom Company, Ltd., ADR (a)	1,023,017	15,999,994
Compal Electronics, Inc., GDR (h)	3,013,358	7,784,709
Lite-On Technology Corp., GDR	1,154,110	8,130,011
Lite-On Technology Corp.	6,360,462	4,533,114
Mega Financial Holding Company, Ltd.	38,983,000	12,006,056
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,340,874	12,899,951
		61,353,835
United Kingdom - 25.10%
Aviva PLC	1,990,750	12,359,042
BP PLC	3,265,112	26,463,684
British Sky Broadcasting Group PLC	1,840,516	12,459,978
Compass Group PLC	1,610,677	7,622,925
GlaxoSmithKline PLC	992,205	17,161,257
Group 4 Securicor PLC	6,683,810	20,940,750
HBOS PLC	629,407	888,557
HSBC Holdings PLC	1,152,110	12,568,940
Kingfisher PLC	8,995,130	16,580,057
Marks & Spencer Group PLC	1,848,950	6,456,092
Old Mutual PLC	9,928,392	8,419,778
Pearson PLC	985,766	9,430,738
Persimmon PLC (a)	2,706,870	9,078,519
Premier Foods PLC	3,337,540	1,118,341

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Reed Elsevier PLC	106,368	$885,055
Rentokil Initial PLC	5,303,917	2,903,794
Royal Bank of Scotland Group PLC	5,761,011	4,945,957
Royal Dutch Shell PLC, B Shares	797,033	20,928,099
Tesco PLC	1,125,680	5,131,614
Vodafone Group PLC	11,707,036	22,962,889
		219,306,066
United States - 3.37%
ACE, Ltd.	405,496	21,187,166
Focus Media Holding, Ltd., ADR *	900	6,723
Invesco, Ltd.	299,056	3,753,153
KB Financial Group, Inc. * (a)	218,431	4,453,808
		29,400,850
TOTAL COMMON STOCKS (Cost $1,469,452,604)		$846,307,921

SHORT TERM INVESTMENTS - 4.39%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$16,496,977	$16,496,977
Paribas Corp.
0.75% due 12/01/2008	21,915,000	21,915,000
TOTAL SHORT TERM INVESTMENTS
(Cost $38,411,977)		$38,411,977
Total Investments (International Value Fund)
(Cost $1,507,864,581) - 101.26%		$884,719,898
Liabilities in Excess of Other Assets - (1.26)%		(11,036,614)
TOTAL NET ASSETS - 100.00%		$873,683,284

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	18.17%
Insurance	11.15%
International Oil	6.45%
Pharmaceuticals	5.86%
Electronics	5.57%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 36.54%
Treasury Inflation Protected
Securities (d) - 2.48%
2.375% due 01/15/2025	$4,178,988	$3,723,219
U.S. Treasury Bonds - 26.40%
7.25% due 08/15/2022	1,375,000	1,881,494
7.50% due 11/15/2016	4,900,000	6,394,500
7.875% due 02/15/2021	9,250,000	12,972,403
8.125% due 08/15/2019 to 08/15/2021	4,660,000	6,589,655
8.75% due 08/15/2020	7,285,000	10,769,279
8.875% due 02/15/2019	662,000	965,641
		39,572,972

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes - 7.66%
3.125% due 08/31/2013 (a)	$5,800,000	$6,137,578
6.50% due 02/15/2010	5,000,000	5,340,235
		11,477,813
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,590,372)		$54,774,004

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.17%
Federal Home Loan Mortgage Corp. - 0.51%
4.00% due 11/15/2019	135,265	126,218
5.00% due 03/01/2019 to 12/01/2019	594,582	603,375
6.50% due 04/01/2029 to 08/01/2034	24,084	24,888
7.50% due 06/01/2010 to 05/01/2028	6,413	6,699
		761,180
Federal National Mortgage
Association - 4.42%
4.654% due 06/01/2013	178,808	186,087
4.86% due 01/01/2015	2,876,991	2,999,280
4.917% due 02/01/2013	260,264	273,247
5.00% due 03/01/2019 to 06/01/2019	1,193,176	1,214,348
5.50% due 08/01/2035 to 11/01/2035	1,174,393	1,195,764
5.953% due 11/01/2011	109,503	117,139
6.085% due 10/01/2011	140,980	150,391
6.095% due 03/01/2012	84,546	91,313
6.357% due 12/01/2011	205,572	217,475
6.50% due 09/01/2031	101	105
6.864% due 05/01/2012	167,672	180,297
7.00% due 06/01/2029	370	385
		6,625,831
Government National Mortgage
Association - 0.18%
6.00% due 01/15/2009 to 04/15/2035	72,689	74,555
6.50% due 06/15/2028 to 08/15/2034	51,734	53,886
7.00% due 11/15/2031 to 10/15/2034	139,015	144,282
8.00% due 07/15/2030 to 10/15/2030	3,509	3,840
		276,563
Housing & Urban Development - 0.06%
7.498% due 08/01/2011	81,000	83,892
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,411,403)		$7,747,466

CORPORATE BONDS - 44.06%
Aerospace - 0.07%
Goodrich Corp.
7.10% due 11/15/2027	115,000	107,201
Agriculture - 0.41%
Cargill, Inc.
5.60% due 09/15/2012 (h)	635,000	592,869
Case New Holland, Inc.
7.125% due 03/01/2014	10,000	7,150
Mosaic Company
7.375% due 12/01/2014 (h)	5,000	4,250
7.625% due 12/01/2016 (h)	5,000	4,150
		608,419

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel - 0.36%
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	$18,532	$16,268
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	108,989	86,101
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	214,209	167,083
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	30,000	19,950
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	13,300	7,714
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	299,690	237,360
		534,476

Aluminum - 0.04%
Alcan, Inc.
6.45% due 03/15/2011	59,000	57,070
Novelis, Inc.
7.25% due 02/15/2015	3,000	1,740
		58,810

Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	3,675
United Rentals North America, Inc.
6.50% due 02/15/2012	10,000	7,000
		10,675

Automobiles - 0.09%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	175,000	129,892
Banking - 4.09%
Bank of America Corp.
4.375% due 12/01/2010	436,000	433,486
5.42% due 03/15/2017	1,800,000	1,545,959
5.65% due 05/01/2018	125,000	116,835
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	135,045
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	94,350
First Union National Bank
7.80% due 08/18/2010	350,000	345,410
HBOS PLC
6.00% due 11/01/2033 (h)	210,000	133,063
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	250,000	235,083
HSBC Holdings PLC
6.80% due 06/01/2038	850,000	711,137
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	22,976
NBD Bancorp
8.25% due 11/01/2024	270,000	313,072
Republic New York Corp.
9.50% due 04/15/2014	135,000	144,214
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	695,279
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	287,993
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	26,669

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wachovia Corp.
5.75% due 06/15/2017	$385,000	$347,804
Wachovia Corp., MTN
5.50% due 05/01/2013	570,000	540,172
		6,128,547

Broadcasting - 0.52%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015 (h)	131,000	108,616
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	3,900
Liberty Media Corp.
5.70% due 05/15/2013	4,000	2,684
8.25% due 02/01/2030	2,000	1,200
News America Holdings, Inc.
7.75% due 01/20/2024	453,000	437,062
News America, Inc.
5.30% due 12/15/2014	100,000	90,159
Time Warner Cable, Inc.
8.25% due 02/14/2014	140,000	138,226
		781,847

Building Materials & Construction - 0.09%
D.R. Horton, Inc.
9.75% due 09/15/2010	14,000	12,390
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (h)	108,823	117,913
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	7,600
		137,903

Business Services - 0.03%
Deluxe Corp.
7.375% due 06/01/2015	50,000	30,500
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	5,000	2,200
Sungard Data Systems, Inc.
9.125% due 08/15/2013	13,000	10,075
		42,775

Cable & Television - 2.93%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	10,660
Comcast Corp.
5.70% due 05/15/2018	275,000	230,952
5.85% due 11/15/2015	600,000	524,536
Cox Communications, Inc.
5.875% due 12/01/2016 (h)	350,000	296,386
7.125% due 10/01/2012	458,000	434,813
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	14,700
DirecTV Holdings LLC
6.375% due 06/15/2015	15,000	12,187
HSN, Inc.
11.25% due 08/01/2016 (h)	5,000	3,850
LIN Television Corp.
6.50% due 05/15/2013	5,000	2,325
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	3,255

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Mediacom Broadband LLC
8.50% due 10/15/2015	$27,000	$19,170
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,075
Quebecor Media, Inc.
7.75% due 03/15/2016	15,000	10,050
7.75% due 03/15/2016	5,000	3,350
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	123,837
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	3,850
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	3,000	2,340
TCI Communications, Inc.
7.875% due 02/15/2026	150,000	135,948
8.75% due 08/01/2015	183,000	186,101
Time Warner Cable, Inc.
5.85% due 05/01/2017	815,000	684,223
6.55% due 05/01/2037	150,000	115,417
Time Warner Companies, Inc.
7.25% due 10/15/2017	60,000	51,975
Time Warner, Inc.
6.75% due 04/15/2011	150,000	141,709
7.70% due 05/01/2032	602,000	520,687
Viacom, Inc.
6.125% due 10/05/2017	600,000	487,916
6.25% due 04/30/2016	252,000	208,944
6.625% due 05/15/2011	175,000	152,471
		4,385,727

Cellular Communications - 0.56%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	95,177
8.125% due 05/01/2012	56,000	56,776
8.75% due 03/01/2031	397,000	383,633
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	56,267
Cricket Communications, Inc.
9.375% due 11/01/2014	5,000	3,969
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	27,301
Vodafone Group PLC
7.75% due 02/15/2010	211,000	210,458
		833,581

Chemicals - 0.40%
Agrium, Inc.
7.125% due 05/23/2036	225,000	181,281
Cytec Industries, Inc.
4.60% due 07/01/2013	170,000	143,554
5.50% due 10/01/2010	105,000	100,757
6.00% due 10/01/2015	200,000	167,434
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,070
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	3,613
		598,709

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal - 0.06%
Peabody Energy Corp.
6.875% due 03/15/2013	$11,000	$9,350
7.375% due 11/01/2016	100,000	86,000
		95,350

Commercial Services - 0.01%
Aramark Services, Inc.
8.50% due 02/01/2015	15,000	12,450
Rental Service Corp.
9.50% due 12/01/2014	10,000	4,900
		17,350

Computers & Business Equipment - 0.16%
Unisys Corp.
6.875% due 03/15/2010	10,000	4,100
Xerox Corp.
5.50% due 05/15/2012	170,000	135,815
6.40% due 03/15/2016	125,000	90,000
7.20% due 04/01/2016	15,000	11,428
		241,343

Containers & Glass - 0.09%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	15,040
Pactiv Corp.
5.875% due 07/15/2012	135,000	124,555
Stone Container Finance
7.375% due 07/15/2014	10,000	3,350
		142,945

Correctional Facilities - 0.07%
Corrections Corp. of America
6.25% due 03/15/2013	10,000	8,800
6.75% due 01/31/2014	100,000	89,500
		98,300

Crude Petroleum & Natural Gas - 0.69%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	63,475
Burlington Resources Finance Company
7.40% due 12/01/2031	309,000	298,433
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	150,000	135,584
6.45% due 06/30/2033	37,000	28,937
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	13,650
6.625% due 01/15/2016	97,000	67,657
7.50% due 09/15/2013	3,000	2,385
7.625% due 07/15/2013	10,000	8,000
EnCana Corp.
5.90% due 12/01/2017	450,000	377,103
OPTI Canada, Inc.
7.875% due 12/15/2014	10,000	3,800
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	11,475
Plains Exploration & Production Company
7.75% due 06/15/2015	10,000	7,250
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	5,000	3,200

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Southwestern Energy Company
7.50% due 02/01/2018 (h)	$10,000	$8,450
		1,029,399

Domestic Oil - 0.22%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	6,125
Motiva Enterprises LLC
5.20% due 09/15/2012 (h)	148,000	152,289
Range Resources Corp.
7.50% due 05/15/2016	10,000	8,300
Valero Energy Corp.
8.75% due 06/15/2030	162,000	156,529
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,025
7.25% due 05/01/2013	3,000	2,130
		327,398

Drugs & Health Care - 0.01%
Allegiance Corp.
7.00% due 10/15/2026	13,000	10,639
Rite Aid Corp.
10.375% due 07/15/2016	5,000	3,350
		13,989

Electrical Utilities - 4.74%
Carolina Power & Light Company
6.50% due 07/15/2012	671,000	652,028
CenterPoint Energy, Inc.
6.50% due 05/01/2018	560,000	449,061
CMS Energy Corp.
8.50% due 04/15/2011	4,000	3,811
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	112,358
6.15% due 03/15/2012	92,000	89,332
Dominion Resources, Inc.
6.40% due 06/15/2018	395,000	351,837
7.00% due 06/15/2038	150,000	123,686
Duke Energy Corp.
5.65% due 06/15/2013	600,000	563,402
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	8,850
Edison Mission Energy
7.75% due 06/15/2016	20,000	15,650
Enel Finance International SA
6.80% due 09/15/2037 (h)	555,000	449,872
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	174,972
Georgia Power Company
5.25% due 12/15/2015	600,000	570,707
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	475,000	425,867
Midamerican Energy Holdings
6.125% due 04/01/2036	250,000	198,173
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	57,765
Northern States Power Company
6.25% due 06/01/2036	125,000	117,930
6.50% due 03/01/2028	67,000	65,532

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
NSTAR
8.00% due 02/15/2010	$270,000	$277,818
Ohio Edison Company
6.875% due 07/15/2036	150,000	120,171
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	140,193
Oncor Electric Delivery Company
7.50% due 09/01/2038 (h)	150,000	128,788
Potomac Electric Power Company
6.50% due 11/15/2037	250,000	223,210
PSEG Power LLC
8.625% due 04/15/2031	154,000	138,275
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	47,685
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	8,050
Southern California Edison Company
6.00% due 01/15/2034	326,000	311,624
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (h)	475,000	312,057
TXU Corp., Series P
5.55% due 11/15/2014	26,000	12,461
Union Electric Company
6.40% due 06/15/2017	850,000	749,566
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	88,537
Wisconsin Energy Corp.
6.20% due 04/01/2033	138,000	120,079
		7,109,347

Electronics - 0.11%
Avnet, Inc.
6.625% due 09/15/2016	200,000	147,104
L-3 Communications Corp., Series B
6.375% due 10/15/2015	10,000	8,300
Sanmina-SCI Corp.
5.5687% due 06/15/2010 (b)(h)	9,000	7,650
		163,054

Energy - 0.46%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (h)	110,000	89,639
Aquila, Inc.
7.95 due 02/01/2011	10,000	9,327
11.875% due 07/01/2012	20,000	19,500
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	6,950
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	281,699
Mirant North America LLC
7.375% due 12/31/2013	20,000	17,300
Nevada Power Company
6.50% due 08/01/2018	150,000	136,784
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	20,375
7.375% due 01/15/2017	5,000	4,037
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	98,640
		684,251

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 10.79%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(h)	$170,000	$35,158
American Financial Group, Inc.
7.125% due 04/15/2009	195,000	197,204
American General Finance Corp.
5.375% due 10/01/2012	154,000	63,514
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	20,930
Associates Corp. of North America
8.55% due 07/15/2009	81,000	80,714
BAT International Finance PLC
9.50% due 11/15/2018 (h)	200,000	204,876
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	80,000	77,484
6.40% due 10/02/2017	105,000	100,823
6.95% due 08/10/2012	345,000	347,345
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	55,231
Capmark Financial Group, Inc.
5.875% due 05/10/2012	330,000	97,402
6.30% due 05/10/2017	90,000	25,152
CIT Group, Inc.
5.00% due 02/01/2015	300,000	175,589
7.625% due 11/30/2012	45,000	31,266
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	370,000	223,191
Citigroup, Inc.
4.875% due 05/07/2015	286,000	222,603
5.50% due 08/27/2012	900,000	831,766
6.50% due 08/19/2013	600,000	571,436
6.875% due 03/05/2038	425,000	398,792
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	67,011
Discover Financial Services
6.45% due 06/12/2017	300,000	200,991
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	208,676
Erac USA Finance Company
8.00% due 01/15/2011 (h)	534,000	484,304
Farmers Exchange Capital
7.05% due 07/15/2028 (h)	350,000	237,676
Ford Motor Credit Company LLC
7.00% due 10/01/2013	21,000	8,837
GATX Financial Corp.
5.50% due 02/15/2012	200,000	176,177
General Electric Capital Corp.
4.80% due 05/01/2013	475,000	452,618
6.125% due 02/22/2011	67,000	67,565
6.75% due 03/15/2032	934,000	847,790
General Motors Acceptance Corp.
8.00% due 11/01/2031	30,000	7,890
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	303,285
6.15% due 04/01/2018	750,000	611,924
6.75% due 10/01/2037	1,615,000	1,046,901
6.875% due 01/15/2011	208,000	201,075
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	129,478
5.875% due 05/01/2013	250,000	166,966

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp. (continued)
6.375% due 03/25/2013	$145,000	$98,691
Janus Capital Group, Inc.
6.25% due 06/15/2012	100,000	79,239
JPMorgan Chase & Company
5.15% due 10/01/2015	200,000	183,088
5.375% due 10/01/2012	760,000	749,838
6.00% due 01/15/2018	555,000	535,670
JPMorgan Chase Capital XV
5.875% due 03/15/2035	567,000	391,483
Lazard Group LLC
6.85% due 06/15/2017	660,000	392,278
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	740,000	679,069
7.75% due 05/14/2038	325,000	299,050
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	425,000	401,770
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (h)	246,000	214,221
Morgan Stanley
5.55% due 04/27/2017	225,000	178,061
6.25% due 08/28/2017	720,000	588,954
6.75% due 04/15/2011	106,000	99,920
Morgan Stanley Dean Witter
6.60% due 04/01/2012	315,000	284,570
Morgan Stanley, MTN
6.00% due 04/28/2015	350,000	288,744
6.625% due 04/01/2018	675,000	561,253
NiSource Finance Corp.
6.40% due 03/15/2018	200,000	146,124
Sun Canada Financial Company
7.25% due 12/15/2015 (h)	229,000	233,392
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	77,134
United States Bancorp Oregon
7.50% due 06/01/2026	750,000	718,191
		16,180,380

Food & Beverages - 1.26%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	285,000	285,713
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	64,944
6.75% due 09/15/2011	46,000	45,528
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	100,000	94,430
General Mills, Inc.
5.20% due 03/17/2015	190,000	172,863
Kraft Foods, Inc.
6.125% due 02/01/2018	150,000	139,234
6.50% due 11/01/2031	266,000	223,882
6.875% due 02/01/2038	250,000	219,132
PepsiCo, Inc.
7.90% due 11/01/2018	235,000	262,985
SABMiller PLC
6.20% due 07/01/2011 (h)	300,000	294,657
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	5,500

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Tyson Foods, Inc.
6.60% due 04/01/2016	$125,000	$78,041
		1,886,909
Forest Products - 0.20%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	264,017
7.95% due 03/15/2025	40,000	32,475
		296,492
Funeral Services - 0.00%
Service Corp. International
7.625% due 10/01/2018	10,000	7,200
Gas & Pipeline Utilities - 0.67%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	100,232
El Paso Corp.
7.00% due 06/15/2017	10,000	7,120
El Paso Natural Gas Company
5.95% due 04/15/2017	25,000	19,153
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	208,000	199,392
Kinder Morgan Finance Company
5.70% due 01/05/2016	20,000	14,000
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)	675,000	628,865
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	11,245
8.125% due 03/15/2012	26,000	22,490
		1,002,497

Healthcare Products - 0.01%
Biomet, Inc.
10.00% due 10/15/2017	5,000	4,500
Universal Hospital Services, Inc.
8.50% due 06/01/2015	10,000	7,600
		12,100
Healthcare Services - 0.34%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,770
7.25% due 03/15/2015	2,000	1,730
UnitedHealth Group, Inc.
6.00% due 02/15/2018	575,000	503,403
		506,903
Homebuilders - 0.31%
Centex Corp.
7.875% due 02/01/2011	59,000	47,790
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	303,400
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	10,000	7,650
Pulte Homes, Inc.
8.125% due 03/01/2011	125,000	107,500
		466,340

Hotels & Restaurants - 0.03%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (h)	20,000	6,600

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Wyndham Worldwide Corp.
6.00% due 12/01/2016	$60,000	$41,985
		48,585

Household Products - 0.22%
Procter & Gamble, Series A
9.36% due 01/01/2021	274,572	326,557
Industrials - 0.00%
Airgas, Inc.
7.125% due 10/01/2018 (h)	10,000	8,000
Insurance - 3.25%
ACE Capital Trust II
9.70% due 04/01/2030	248,000	197,870
ACE INA Holdings, Inc.
5.70% due 02/15/2017	100,000	84,198
5.875% due 06/15/2014	125,000	111,406
AIG SunAmerica Global Financing X
6.90% due 03/15/2032 (h)	100,000	61,014
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	113,738
AXA SA
8.60% due 12/15/2030	250,000	154,170
Equitable Life Assurance Society
7.70% due 12/01/2015 (h)	250,000	247,824
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037 (b)	495,000	206,231
8.75% due 03/15/2010	294,000	275,657
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	26,000	27,903
Jackson National Life Insurance Company
8.15% due 03/15/2027 (h)	377,000	336,039
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (h)	925,000	578,641
Metlife, Inc.
5.375% due 12/15/2012	150,000	138,731
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)	335,000	300,606
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (h)	260,000	154,699
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	60,495
Ohio National Life Insurance Company
8.50% due 05/15/2026 (h)	155,000	164,277
Premium Asset Trust
4.125% due 03/12/2009 (h)	87,000	22,342
Principal Life Global Funding I
5.125% due 10/15/2013 (h)	225,000	208,892
6.125% due 10/15/2033 (h)	108,000	80,735
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	355,000	313,679
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	123,247
Unitrin, Inc.
6.00% due 05/15/2017	350,000	311,571
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (h)	125,000	98,116
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	54,203

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
W.R. Berkley Corp. (continued)
5.60% due 05/15/2015	$263,000	$242,554
Willis North America, Inc.
6.20% due 03/28/2017	280,000	204,456
		4,873,294

International Oil - 0.13%
Canadian Oil Sands, Ltd.
7.90% due 09/01/2021 (h)	135,000	119,172
Newfield Exploration Company
6.625% due 04/15/2016	10,000	7,300
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	59,210
6.875% due 05/01/2018	15,000	10,113
		195,795

Leisure Time - 0.07%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	10,650
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	81,000
OED Corp./ Diamond Jo
8.75% due 04/15/2012	5,000	3,450
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	6,700
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	5,000	3,537
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,000	2,830
		108,167

Liquor - 0.38%
Cia Brasileira de Bebidas
10.50% due 12/15/2011	80,000	86,800
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	12,450
7.25% due 05/15/2017	5,000	4,150
Miller Brewing Company
5.50% due 08/15/2013 (h)	390,000	358,084
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	114,659
		576,143

Manufacturing - 0.51%
General Electric Company
5.25% due 12/06/2017	735,000	673,517
SPX Corp.
7.625% due 12/15/2014 (h)	10,000	8,150
Tyco International Group SA
6.75% due 02/15/2011	85,000	82,136
		763,803

Medical-Hospitals - 0.47%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	8,100
HCA, Inc.
6.375% due 01/15/2015	20,000	11,500
7.875% due 02/01/2011	20,000	17,200
9.625% due 11/15/2016	20,000	14,400
Quest Diagnostics, Inc.
5.45% due 11/01/2015	275,000	234,175

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Quest Diagnostics, Inc. (continued)
6.95% due 07/01/2037	$390,000	$299,057
7.50% due 07/12/2011	100,000	107,328
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	14,400
		706,160

Metal & Metal Products - 0.13%
Inco, Ltd.
5.70% due 10/15/2015	233,000	198,465
Mining - 0.12%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (h)	165,000	165,879
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	3,625
8.375% due 04/01/2017	25,000	17,250
		186,754

Newspapers - 0.08%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	115,492
Paper - 0.36%
Georgia-Pacific Corp.
7.00% due 01/15/2015 (h)	30,000	22,800
International Paper Company
7.40% due 06/15/2014	505,000	414,247
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	102,606
		539,653

Petroleum Services - 0.19%
Halliburton Company
5.50% due 10/15/2010	192,000	195,615
Petroleum Export, Ltd.
5.265% due 06/15/2011 (h)	77,575	78,205
Pride International, Inc.
7.375% due 07/15/2014	5,000	4,263
		278,083

Pharmaceuticals - 0.49%
AmerisourceBergen Corp.
5.875% due 09/15/2015	670,000	583,613
Elan Finance PLC
7.75% due 11/15/2011	40,000	24,000
Medco Health Solutions, Inc.
7.125% due 03/15/2018	135,000	118,807
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,175
6.875% due 12/15/2015	5,000	4,050
		734,645

Publishing - 0.02%
Dex Media, Inc.
8.00% due 11/15/2013	25,000	3,250
9.00% due 11/15/2013	7,000	910
Scholastic Corp.
5.00% due 04/15/2013	35,000	25,900
		30,060

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$5,000	$3,600
Real Estate - 2.53%
AMB Property LP
5.45% due 12/01/2010	80,000	67,871
7.50% due 06/30/2018	106,000	66,531
AvalonBay Communities, Inc.
5.50% due 01/15/2012	150,000	120,950
Brandywine Operating Partnership
5.70% due 05/01/2017	335,000	206,477
Developers Diversified Realty Corp.
4.625% due 08/01/2010	55,000	36,357
5.00% due 05/03/2010	25,000	19,740
Duke Realty Corp. LP
5.25% due 01/15/2010	275,000	249,244
Equity One, Inc.
6.00% due 09/15/2017	235,000	152,237
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	41,074
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	350,000	209,106
5.95% due 09/15/2011	150,000	124,147
6.00% due 03/01/2015	175,000	113,875
7.072 due 06/08/2015	67,000	55,081
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	377,000	286,360
Kimco Realty Corp.
5.584% due 11/23/2015	125,000	80,195
Liberty Property LP
6.625% due 10/01/2017	100,000	70,932
7.25% due 03/15/2011	195,000	181,860
Realty Income Corp.
6.75% due 08/15/2019	550,000	367,699
Regency Centers LP
7.95% due 01/15/2011	319,000	285,592
Rouse Company LP
6.75% due 05/01/2013 (h)	15,000	3,300
Simon Property Group LP
5.30% due 05/30/2013	450,000	332,722
6.10% due 05/01/2016	150,000	103,206
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	200,000	172,812
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	95,000	77,900
6.75% due 06/01/2010	2,000	1,890
7.125% due 06/01/2015	3,000	2,460
WEA Finance LLC
7.125% due 04/15/2018 (h)	250,000	170,823
Westfield Group
5.40% due 10/01/2012 (h)	250,000	195,616
		3,796,057

Retail Grocery - 0.12%
Kroger Company
6.75% due 04/15/2012	179,000	177,526
Retail Trade - 0.51%
CVS Caremark Corp.
6.943% due 01/10/2030 (h)	49,191	38,939

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
CVS Lease Pass Through Certificate
5.88% due 01/10/2028 (h)	$340,323	$279,568
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	81,777
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	550,000	362,820
		763,104

Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	5,000	4,725
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	10,000	9,250
		13,975

Software - 0.17%
Fiserv, Inc.
6.125% due 11/20/2012	200,000	185,088
Intuit, Inc.
5.40% due 03/15/2012	75,000	68,664
		253,752

Steel - 0.32%
ArcelorMittal
5.375% due 06/01/2013	150,000	107,923
6.125% due 06/01/2018	500,000	345,703
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	12,232
United States Steel Corp.
6.05% due 06/01/2017	5,000	3,110
7.00% due 02/01/2018	10,000	6,303
		475,271

Telecommunications Equipment &
Services - 0.62%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	283,316
Citizens Communications Company
9.25% due 05/15/2011	22,000	18,865
GCI, Inc.
7.25% due 02/15/2014	15,000	12,038
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	318,562
5.875% due 08/15/2012	150,000	147,415
Telefonica Europe BV
7.75% due 09/15/2010	150,000	149,475
		929,671

Telephone - 2.54%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	138,485
AT&T, Inc.
5.50% due 02/01/2018	180,000	155,207
6.30% due 01/15/2038	675,000	545,910
British Telecommunications PLC
5.15% due 01/15/2013	350,000	328,082
8.625% due 12/15/2010	156,000	155,740
Qwest Corp.
7.50% due 10/01/2014	25,000	19,250
Telecom Italia Capital SA
5.25% due 11/15/2013	325,000	247,000

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telecom Italia Capital SA (continued)
6.00% due 09/30/2034	$146,000	$89,060
6.20% due 07/18/2011	675,000	594,000
Telefonica Emisones SAU
7.045% due 06/20/2036	275,000	227,605
Verizon Communications, Inc.
5.55% due 02/15/2016	570,000	492,798
6.40% due 02/15/2038	365,000	295,776
6.90% due 04/15/2038	275,000	229,175
8.75% due 11/01/2021	285,000	287,086
		3,805,174

Tobacco - 0.81%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	9,840
Altria Group, Inc.
9.70% due 11/10/2018	395,000	399,707
Philip Morris International, Inc.
5.65% due 05/16/2018	800,000	717,660
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	82,531
7.30% due 07/15/2015	6,000	5,386
		1,215,124

Transportation - 0.11%
DP World, Ltd.
6.85% due 07/02/2037 (h)	310,000	165,688
Utility Service - 0.07%
PacifiCorp
6.35% due 07/15/2038	110,000	103,013
TOTAL CORPORATE BONDS (Cost $80,000,443)		$66,031,720

MUNICIPAL BONDS - 0.32%
California - 0.13%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	192,906
Florida - 0.10%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	153,633
Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	14,526
Maryland - 0.03%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	40,795
New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,296
New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	64,528
TOTAL MUNICIPAL BONDS (Cost $508,307)		$485,684

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.69%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (h)	$300,000	$229,290
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	444,421	431,415
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.929% due 05/10/2045 (b)	1,000,000	705,357
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	368,562
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	405,797	337,220
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	560,000	426,182
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.9409% due 09/11/2038 (b)	500,000	243,783
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.2997% due 10/12/2042 (b)	500,000	386,824
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	450,000	305,672
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	750,000	478,993
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.23% due 09/15/2020 (b)	500,000	372,078
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	178,898	176,609
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	367,661
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.961% due 06/10/2046 (b)	500,000	351,722
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	1,000,000	702,578
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,000,000	677,862
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (h)	375,000	334,927
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	391,159
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	115,151	114,115
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(h)	89,275	62,855
Government National Mortgage Association, Series
2006-38, Class XS
2.7813% IO due 09/16/2035 (b)	70,897	7,169

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	$1,000,000	$706,458
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	227,944
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	45,000	27,267
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	1,645,000	1,104,218
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	648,960
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	76,661	72,046
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	184,749
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0802% due 06/15/2038 (b)	500,000	354,845
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	365,821
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8409% due 05/12/2039 (b)	500,000	351,552
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,000,000	640,131
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	108,136	99,980
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	247,135
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	35,899
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	16,872	16,805
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	153,228	140,848
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	327,201
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,645,863)		$13,023,892

ASSET BACKED SECURITIES - 2.92%
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	397,735	362,007
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	345,000	298,556

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	$472,179	$468,510
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (h)	300,000	209,764
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	175,997	173,539
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	201,738	193,207
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	477,804	468,586
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	360,560	368,208
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	66,806	69,234
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	33,144
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	682,550	667,261
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	664,298
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	57,887	57,617
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/14/2011	356,539	349,195
TOTAL ASSET BACKED SECURITIES
(Cost $4,644,497)		$4,383,126

REPURCHASE AGREEMENTS - 0.27%
Credit Suisse Tri-Party Repurchase
Agreement dated 11/28/2008 at
0.32% to be repurchased at
$400,011 on 12/01/2008,
collateralized by $430,000 Federal
National Mortgage Association,
5.00% due 08/01/2037 (valued at
$409,548, including interest)	$400,000	$400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $400,000)		$400,000

SHORT TERM INVESTMENTS - 3.62%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$5,424,500	$5,424,500
TOTAL SHORT TERM INVESTMENTS
(Cost $5,424,500)		$5,424,500
Total Investments (Investment Quality Bond Fund)
(Cost $167,625,385) - 101.59%		$152,270,392
Liabilities in Excess of Other Assets - (1.59)%		(2,385,268)
TOTAL NET ASSETS - 100.00%		$149,885,124

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.52%
Advertising - 1.89%
Interpublic Group of Companies, Inc. *	309,400	$1,265,446
Omnicom Group, Inc.	70,150	1,984,544
		3,249,990
Apparel & Textiles - 0.50%
Coach, Inc. *	48,300	864,570
Auto Parts - 2.57%
BorgWarner, Inc.	88,138	2,085,345
Johnson Controls, Inc.	132,081	2,332,551
		4,417,896
Automobiles - 1.66%
PACCAR, Inc.	102,600	2,859,462
Banking - 3.00%
City National Corp.	24,800	1,088,224
Fifth Third Bancorp	194,295	1,857,460
SunTrust Banks, Inc.	69,700	2,211,581
		5,157,265
Biotechnology - 4.98%
Amgen, Inc. *	47,000	2,610,380
Cephalon, Inc. * (a)	11,103	815,848
Genzyme Corp. *	58,602	3,751,700
Millipore Corp. *	27,100	1,372,886
		8,550,814
Broadcasting - 1.05%
News Corp., Class A	227,900	1,800,410
Building Materials & Construction - 0.56%
Masco Corp.	99,578	953,957
Cable & Television - 3.14%
Comcast Corp., Class A	310,900	5,391,006
Chemicals - 0.36%
Celanese Corp., Series A	53,200	614,460
Coal - 1.05%
Peabody Energy Corp.	77,200	1,808,796
Computer Services - 0.87%
NetApp, Inc. *	110,200	1,487,700
Computers & Business Equipment - 1.49%
Apple, Inc. *	6,800	630,156
Hewlett-Packard Company	32,400	1,143,072
Seagate Technology	188,600	794,006
		2,567,234
Crude Petroleum & Natural Gas - 4.38%
EOG Resources, Inc.	19,500	1,657,890
Hess Corp.	31,700	1,713,068
Marathon Oil Corp.	67,300	1,761,914
Sunoco, Inc.	30,500	1,212,070
Ultra Petroleum Corp. *	29,300	1,190,459
		7,535,401
Drugs & Health Care - 2.93%
Wyeth	139,918	5,038,447
Electrical Utilities - 4.09%
American Electric Power Company, Inc.	59,543	1,863,100

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Exelon Corp.	77,113	$4,334,522
Pepco Holdings, Inc.	46,581	837,992
		7,035,614
Energy - 2.22%
Sempra Energy	81,714	3,813,592
Financial Services - 7.20%
Bank of New York Mellon Corp.	100,668	3,041,180
Discover Financial Services	244,656	2,502,831
Morgan Stanley	159,313	2,349,867
Wells Fargo & Company	154,778	4,471,536
		12,365,414
Food & Beverages - 3.65%
PepsiCo, Inc.	65,000	3,685,500
Sysco Corp.	110,700	2,595,915
		6,281,415
Gas & Pipeline Utilities - 0.39%
NiSource, Inc.	56,298	678,391
Healthcare Products - 2.91%
Covidien, Ltd.	53,900	1,986,215
Medtronic, Inc.	66,534	2,030,618
Zimmer Holdings, Inc. *	26,400	985,248
		5,002,081
Healthcare Services - 2.15%
DaVita, Inc. *	23,500	1,180,875
Medco Health Solutions, Inc. *	59,700	2,507,400
		3,688,275
Hotels & Restaurants - 1.85%
Starbucks Corp. *	235,400	2,102,122
Starwood Hotels & Resorts Worldwide, Inc.	63,500	1,070,610
		3,172,732
Household Products - 0.96%
Fortune Brands, Inc.	43,800	1,655,640
Industrial Machinery - 1.03%
Pall Corp.	64,500	1,774,395
Insurance - 4.94%
ACE, Ltd.	58,700	3,067,075
AFLAC, Inc.	79,600	3,685,480
MetLife, Inc.	35,700	1,026,732
Principal Financial Group, Inc.	51,700	713,977
		8,493,264
International Oil - 3.00%
Anadarko Petroleum Corp.	38,500	1,580,425
Chevron Corp.	45,300	3,579,153
		5,159,578
Leisure Time - 1.42%
Carnival Corp.	97,399	2,045,379
Royal Caribbean Cruises, Ltd. (a)	42,000	395,640
		2,441,019
Life Sciences - 0.70%
Pharmaceutical Product Development, Inc.	32,700	861,318

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences (continued)
Waters Corp. *	8,100	$333,963
		1,195,281
Liquor - 0.75%
Constellation Brands, Inc., Class A *	101,100	1,290,036
Manufacturing - 5.50%
General Electric Company	329,400	5,655,798
Illinois Tool Works, Inc.	111,448	3,802,606
		9,458,404
Petroleum Services - 3.18%
Baker Hughes, Inc.	77,500	2,699,325
Halliburton Company	156,700	2,757,920
		5,457,245
Pharmaceuticals - 1.69%
Allergan, Inc.	77,026	2,902,340
Railroads & Equipment - 0.72%
Burlington Northern Santa Fe Corp. (a)	16,250	1,244,913
Retail Trade - 1.73%
J.C. Penney Company, Inc. (a)	90,500	1,718,595
Macy's, Inc.	168,800	1,252,496
		2,971,091
Semiconductors - 5.28%
Analog Devices, Inc.	143,900	2,460,690
Broadcom Corp., Class A *	72,200	1,105,382
Intel Corp.	399,100	5,507,580
		9,073,652
Software - 5.04%
Intuit, Inc. *	97,400	2,158,384
Microsoft Corp.	224,200	4,533,324
VMware, Inc. Class A * (a)	101,455	1,963,154
		8,654,862
Telephone - 3.01%
AT&T, Inc.	123,300	3,521,448
Sprint Nextel Corp.	594,327	1,658,172
		5,179,620
Trucking & Freight - 3.68%
FedEx Corp.	64,983	4,591,049
Ryder Systems, Inc.	48,200	1,730,862
		6,321,911
TOTAL COMMON STOCKS (Cost $219,531,531)		$167,608,173

INVESTMENT COMPANIES - 1.10%
Investment Companies - 1.10%
SPDR Trust Series 1	21,000	1,888,950
TOTAL INVESTMENT COMPANIES (Cost $1,677,627)		$1,888,950

SHORT TERM INVESTMENTS - 2.09%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$3,585,350	$3,585,350
TOTAL SHORT TERM INVESTMENTS
(Cost $3,585,350)		$3,585,350

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.43%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$2,462,010 on 12/01/2008,
collateralized by $2,520,000
Federal Home Loan Mortgage
Corp., zero coupon due
03/31/2009 (valued at $2,513,700,
including interest)	$2,462,000	$2,462,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,462,000)		$2,462,000
Total Investments (Large Cap Fund)
(Cost $227,256,508) - 102.14%		$175,544,473
Liabilities in Excess of Other Assets - (2.14)%		(3,682,801)
TOTAL NET ASSETS - 100.00%		$171,861,672

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.92%
Advertising - 1.59%
Interpublic Group of Companies, Inc. *	729,000	$2,981,610
Omnicom Group, Inc.	129,000	3,649,410
		6,631,020
Aerospace - 3.41%
Alliant Techsystems, Inc. *	11,000	904,200
General Dynamics Corp.	106,000	5,477,020
Lockheed Martin Corp.	6,520	502,757
Northrop Grumman Corp.	124,000	5,077,800
Raytheon Company	46,000	2,244,800
		14,206,577
Air Travel - 0.80%
Southwest Airlines Company	385,000	3,330,250
Banking - 0.42%
Bank of America Corp.	108,000	1,755,000
Biotechnology - 2.23%
Amgen, Inc. *	167,000	9,275,180
Business Services - 0.58%
Computer Sciences Corp. *	52,000	1,448,720
R.R. Donnelley & Sons Company	77,000	982,520
		2,431,240
Chemicals - 1.03%
FMC Corp.	98,000	4,282,600
Commercial Services - 0.47%
CB Richard Ellis Group, Inc. *	425,000	1,938,000
Computers & Business Equipment - 2.48%
Hewlett-Packard Company	110,000	3,880,800
Ingram Micro, Inc., Class A *	59,000	635,430
International Business Machines Corp.	48,000	3,916,800
Xerox Corp.	267,000	1,866,330
		10,299,360

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 0.29%
Rowan Companies, Inc.	70,000	$1,214,500
Cosmetics & Toiletries - 3.62%
Procter & Gamble Company	234,000	15,057,900
Crude Petroleum & Natural Gas - 5.45%
Apache Corp.	84,000	6,493,200
Hess Corp.	60,000	3,242,400
Marathon Oil Corp.	225,000	5,890,500
Occidental Petroleum Corp.	82,000	4,439,480
Sunoco, Inc.	66,000	2,622,840
		22,688,420
Electronics - 2.10%
Agilent Technologies, Inc. *	46,000	866,180
Jabil Circuit, Inc.	375,000	2,467,500
L-3 Communications Holdings, Inc.	63,000	4,231,710
Synopsys, Inc. *	72,000	1,154,160
		8,719,550
Energy - 1.05%
NRG Energy, Inc. *	185,000	4,382,650
Financial Services - 2.80%
Ameriprise Financial, Inc.	231,000	4,264,260
Capital One Financial Corp.	169,000	5,815,290
JPMorgan Chase & Company	50,000	1,583,000
		11,662,550
Food & Beverages - 1.86%
General Mills, Inc.	84,000	5,306,280
H.J. Heinz Company	63,000	2,446,920
		7,753,200
Healthcare Products - 3.60%
Johnson & Johnson	256,000	14,996,480
Healthcare Services - 2.67%
McKesson Corp.	120,000	4,192,800
Medco Health Solutions, Inc. *	30,000	1,260,000
WellPoint, Inc. *	159,000	5,660,400
		11,113,200
Homebuilders - 2.21%
Pulte Homes, Inc.	445,000	4,739,250
Toll Brothers, Inc. *	223,000	4,444,390
		9,183,640
Hotels & Restaurants - 1.06%
McDonald's Corp.	75,000	4,406,250
Household Appliances - 0.39%
Whirlpool Corp.	41,000	1,614,580
Industrial Machinery - 0.70%
Parker-Hannifin Corp.	71,000	2,916,680
Insurance - 9.07%
Aetna, Inc.	110,000	2,400,200
Allstate Corp.	193,000	4,909,920
Chubb Corp.	111,000	5,700,960
HCC Insurance Holdings, Inc.	33,000	769,230
Lincoln National Corp.	254,000	3,487,420
Marsh & McLennan Companies, Inc.	198,000	5,049,000

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	161,000	$3,493,700
The Travelers Companies, Inc.	147,000	6,416,550
Torchmark Corp.	109,000	3,940,350
Unum Group	105,000	1,564,500
		37,731,830
International Oil - 16.09%
Chevron Corp.	244,000	19,278,440
ConocoPhillips	221,000	11,606,920
Exxon Mobil Corp.	450,000	36,067,500
		66,952,860
Internet Software - 1.20%
Symantec Corp. *	414,000	4,980,420
Manufacturing - 1.74%
General Electric Company	421,000	7,228,570
Medical-Hospitals - 0.03%
LifePoint Hospitals, Inc. *	7,000	140,420
Metal & Metal Products - 0.29%
Reliance Steel & Aluminum Company	59,000	1,216,580
Mining - 0.89%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	155,000	3,718,450
Petroleum Services - 2.26%
ENSCO International, Inc.	106,000	3,435,460
Tidewater, Inc.	110,000	4,342,800
Valero Energy Corp.	89,000	1,633,150
		9,411,410
Pharmaceuticals - 8.12%
AmerisourceBergen Corp.	107,000	3,354,450
Eli Lilly & Company	202,000	6,898,300
King Pharmaceuticals, Inc. *	305,000	2,931,050
Merck & Company, Inc.	241,000	6,439,520
Pfizer, Inc.	861,000	14,146,230
		33,769,550
Railroads & Equipment - 0.95%
CSX Corp.	106,000	3,947,440
Retail Grocery - 1.14%
The Kroger Company	171,000	4,729,860
Retail Trade - 2.83%
BJ's Wholesale Club, Inc. * (a)	115,000	4,114,700
RadioShack Corp.	358,000	3,526,300
The Gap, Inc.	319,000	4,153,380
		11,794,380
Sanitary Services - 0.96%
Waste Management, Inc.	137,000	4,000,400
Semiconductors - 3.18%
Integrated Device Technology, Inc. *	148,000	765,160
Intersil Corp., Class A	363,000	3,288,780
KLA-Tencor Corp.	183,000	3,442,230
Novellus Systems, Inc. *	196,000	2,428,440
QLogic Corp. *	313,000	3,324,060
		13,248,670

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.73%
CA, Inc.	35,000	$589,400
Compuware Corp. *	175,000	1,111,250
Oracle Corp. *	83,441	1,342,566
		3,043,216
Steel - 1.05%
United States Steel Corp.	144,000	4,377,600
Telephone - 4.34%
AT&T, Inc.	271,000	7,739,760
CenturyTel, Inc.	123,000	3,266,880
Sprint Nextel Corp.	2,355,000	6,570,450
Verizon Communications, Inc.	15,000	489,750
		18,066,840
Toys, Amusements & Sporting Goods - 0.70%
Hasbro, Inc.	108,000	2,894,400
Transportation - 0.54%
Overseas Shipholding Group, Inc.	60,000	2,223,600
TOTAL COMMON STOCKS (Cost $521,999,282)		$403,335,323

SHORT TERM INVESTMENTS - 0.03%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$111,600	$111,600
TOTAL SHORT TERM INVESTMENTS
(Cost $111,600)		$111,600

REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$338,001 on 12/1/2008,
collateralized by $350,000 Federal
National Mortgage Association,
5.55% due 07/10/2028 (valued at
$347,813, including interest)	$338,000	$338,000
TOTAL REPURCHASE AGREEMENTS
(Cost $338,000)		$338,000
Total Investments (Large Cap Value Fund)
(Cost $522,448,882) - 97.03%		$403,784,923
Other Assets in Excess of Liabilities - 2.97%		12,360,756
TOTAL NET ASSETS - 100.00%		$416,145,679

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 80.96%
Advertising - 0.21%
Lamar Advertising Company, Class A * (a)	30,584	$454,784
ValueClick, Inc. *	34,933	215,537
		670,321
Aerospace - 0.44%
Alliant Techsystems, Inc. *	13,292	1,092,603

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
BE Aerospace, Inc. *	39,985	$327,077
		1,419,680
Air Travel - 0.27%
Airtran Holdings, Inc. *	47,228	161,047
Alaska Air Group, Inc. *	14,529	333,441
JetBlue Airways Corp. *	73,763	386,518
		881,006
Apparel & Textiles - 0.85%
Guess?, Inc.	24,294	321,409
Hanesbrands, Inc. *	37,824	488,686
Mohawk Industries, Inc. *	22,628	695,585
Phillips-Van Heusen Corp.	20,736	361,636
Timberland Company, Class A *	19,018	193,033
Under Armour, Inc., Class A * (a)	14,694	337,815
Warnaco Group, Inc. *	18,570	332,403
		2,730,567
Auto Parts - 1.03%
ArvinMeritor, Inc. (a)	29,754	117,528
BorgWarner, Inc.	46,884	1,109,276
Federal Signal Corp.	19,161	134,510
Gentex Corp.	57,256	502,135
Modine Manufacturing Company	13,018	62,617
O'Reilly Automotive, Inc. *	54,041	1,408,849
		3,334,915
Auto Services - 0.22%
Copart, Inc. *	26,382	703,608
Banking - 4.34%
Associated Banc Corp. (a)	51,446	1,117,922
Astoria Financial Corp.	32,469	599,378
BancorpSouth, Inc.	28,915	643,070
Bank of Hawaii Corp.	19,268	859,545
Cathay General Bancorp, Inc. (a)	19,956	409,497
City National Corp.	16,208	711,207
Colonial Bancgroup, Inc. (a)	81,530	204,640
Commerce Bancshares, Inc.	26,551	1,163,190
Cullen Frost Bankers, Inc.	23,836	1,292,150
First Niagara Financial Group, Inc.	47,250	732,847
FirstMerit Corp.	32,615	717,530
New York Community Bancorp, Inc.	138,639	1,809,239
PacWest Bancorp	9,873	262,622
SVB Financial Group *	13,108	524,975
TCF Financial Corp. (a)	46,521	776,901
Washington Federal, Inc.	35,442	598,615
Webster Financial Corp.	21,196	317,940
WestAmerica Bancorp (a)	11,682	621,015
Wilmington Trust Corp.	27,161	657,025
		14,019,308
Biotechnology - 0.66%
Affymetrix, Inc. *	28,336	77,641
Bio-Rad Laboratories, Inc., Class A *	6,120	453,859
Charles River Laboratories International, Inc. *	27,364	623,899
Techne Corp.	15,594	966,984
		2,122,383

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting - 0.02%
Belo Corp., Class A	35,454	$68,426
Building Materials & Construction - 0.69%
Dycom Industries, Inc. *	15,874	94,292
Granite Construction, Inc.	13,280	569,579
KBR, Inc. (a)	68,500	943,245
RPM International, Inc.	52,512	629,619
		2,236,735
Business Services - 4.58%
Acxiom Corp.	27,260	204,723
Alliance Data Systems Corp. *	27,139	1,175,390
Brinks Company	17,007	370,242
Cadence Design Systems, Inc. *	104,980	405,223
Corporate Executive Board Company	13,723	316,452
Deluxe Corp.	20,783	218,637
DST Systems, Inc. *	17,251	652,260
Dun & Bradstreet Corp.	22,010	1,760,800
FactSet Research Systems, Inc. (a)	17,230	689,200
Fair Isaac Corp.	19,546	276,381
Gartner Group, Inc., Class A *	23,865	366,566
Global Payments, Inc.	32,185	1,164,132
Harte-Hanks, Inc.	15,305	91,371
Kelly Services, Inc., Class A	11,076	129,035
Korn/Ferry International *	19,215	236,537
Macrovision Solutions Corp. *	33,634	395,536
Manpower, Inc.	32,027	1,008,210
MPS Group, Inc. *	37,515	248,349
Navigant Consulting Company *	18,717	353,939
NCR Corp. *	65,992	1,001,759
Rollins, Inc.	16,682	288,932
SAIC, Inc. *	77,638	1,381,956
Sotheby's (a)	27,147	269,841
SRA International, Inc., Class A *	17,159	257,728
URS Corp. *	34,060	1,292,918
Wind River Systems, Inc. *	27,989	233,428
		14,789,545
Cellular Communications - 0.48%
RF Micro Devices, Inc. *	105,550	140,382
Telephone & Data Systems, Inc.	42,938	1,393,338
		1,533,720
Chemicals - 2.79%
Airgas, Inc.	33,266	1,189,259
Albemarle Corp.	36,876	749,689
Ashland, Inc.	26,678	254,775
Cabot Corp.	25,923	536,347
Chemtura Corp.	97,764	163,266
Cytec Industries, Inc.	19,190	422,756
Ferro Corp.	17,635	113,393
FMC Corp.	30,172	1,318,516
Lubrizol Corp.	27,309	959,092
Minerals Technologies, Inc.	7,627	358,088
Olin Corp.	30,413	498,165
Sensient Technologies Corp.	19,482	468,347
Terra Industries, Inc.	41,197	606,008
The Scotts Company, Class A	17,464	565,135

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Valspar Corp.	40,252	$789,744
		8,992,580
Coal - 0.35%
Arch Coal, Inc.	58,235	895,654
Patriot Coal Corp. *	25,573	216,604
		1,112,258
Colleges & Universities - 0.34%
Career Education Corp. * (a)	29,648	547,895
Corinthian Colleges, Inc. *	34,446	553,892
		1,101,787
Commercial Services - 0.11%
Brinks Home Security Holdings, Inc. *	17,007	340,140
Computers & Business Equipment - 2.16%
3Com Corp. *	163,482	328,599
Avocent Corp. *	18,069	339,878
Diebold, Inc.	26,540	743,120
Foundry Networks, Inc. *	59,388	919,920
Ingram Micro, Inc., Class A *	66,911	720,631
Jack Henry & Associates, Inc.	34,719	639,177
Metavante Technologies, Inc. *	36,187	624,950
National Instruments Corp.	22,839	550,648
Palm, Inc. * (a)	43,805	104,694
Parametric Technology Corp. *	46,533	537,921
Tech Data Corp. *	20,368	355,218
Western Digital Corp. *	89,341	1,089,960
		6,954,716
Construction & Mining Equipment - 0.50%
Bucyrus International, Inc., Class A	30,199	589,787
Joy Global, Inc.	43,477	1,012,579
		1,602,366
Construction Materials - 0.48%
Louisiana-Pacific Corp.	36,666	84,698
Martin Marietta Materials, Inc. (a)	16,690	1,462,712
		1,547,410
Containers & Glass - 0.65%
Greif, Inc., Class A	13,742	455,547
Packaging Corp. of America	41,793	623,970
Sonoco Products Company	40,151	1,007,790
		2,087,307
Correctional Facilities - 0.28%
Corrections Corp. of America *	50,569	914,793
Cosmetics & Toiletries - 0.23%
Alberto-Culver Company	34,144	733,072
Crude Petroleum & Natural Gas - 1.80%
Bill Barrett Corp. *	14,905	333,425
Cimarex Energy Company	33,511	950,707
Forest Oil Corp. *	39,176	683,621
Newfield Exploration Company *	53,323	1,204,033
Patterson-UTI Energy, Inc.	63,183	789,156
Plains Exploration & Production Company *	43,403	1,004,780
Quicksilver Resources, Inc. * (a)	45,679	284,580

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Unit Corp. *	19,056	$546,526
		5,796,828
Domestic Oil - 1.06%
Comstock Resources, Inc. *	18,562	778,305
Denbury Resources, Inc. *	99,597	949,159
Encore Aquisition Company *	21,509	568,698
Frontier Oil Corp.	41,900	500,286
Helix Energy Solutions Group, Inc. *	37,053	238,251
Mariner Energy, Inc. *	35,842	393,903
		3,428,602
Drugs & Health Care - 0.33%
Perrigo Company (a)	31,320	1,077,721
Educational Services - 1.22%
DeVry, Inc.	24,773	1,423,952
ITT Educational Services, Inc. *	12,688	1,142,935
Strayer Education, Inc.	5,757	1,379,435
		3,946,322
Electrical Equipment - 1.35%
AMETEK, Inc.	43,048	1,503,667
FLIR Systems, Inc. * (a)	56,151	1,741,804
Hubbell, Inc., Class B	22,667	677,743
Varian, Inc. *	11,846	433,564
		4,356,778
Electrical Utilities - 4.25%
Alliant Energy Corp.	44,553	1,419,904
Black Hills Corp.	15,492	399,849
DPL, Inc. (a)	45,827	954,118
Great Plains Energy, Inc.	47,906	900,154
Hawaiian Electric Industries, Inc.	34,176	931,979
IDACORP, Inc.	18,273	555,499
Northeast Utilities	62,749	1,462,052
NSTAR	43,083	1,529,446
NV Energy, Inc.	94,425	895,149
OGE Energy Corp.	37,230	986,223
PNM Resources, Inc.	34,851	364,193
Puget Energy, Inc.	52,309	1,280,524
Quanta Services, Inc. *	70,761	1,150,574
Westar Energy, Inc.	43,626	882,554
		13,712,218
Electronics - 1.84%
Arrow Electronics, Inc. *	48,259	665,974
Avnet, Inc. *	60,671	863,955
Imation Corp.	12,147	161,312
Mentor Graphics Corp. *	37,255	252,589
Synopsys, Inc. *	58,123	931,712
Teleflex, Inc.	16,002	758,175
Thomas & Betts Corp. *	23,228	441,100
Trimble Navigation, Ltd. *	48,770	992,957
Vishay Intertechnology, Inc. *	75,198	327,863
Zebra Technologies Corp., Class A *	26,304	556,593
		5,952,230

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 1.25%
Energen Corp.	28,921	$890,767
MDU Resources Group, Inc.	73,905	1,502,489
SCANA Corp.	47,187	1,639,748
		4,033,004
Financial Services - 2.99%
Affiliated Managers Group, Inc. *	16,473	461,244
AmeriCredit Corp. * (a)	46,918	344,847
Apollo Investment Corp.	57,368	487,054
Broadridge Financial Solutions, Inc.	56,664	645,970
Eaton Vance Corp.	46,806	894,931
Fidelity National Financial, Inc., Class A	85,296	1,051,700
Fulton Financial Corp.	70,411	782,970
GATX Corp.	19,644	552,979
Jefferies Group, Inc.	48,437	602,556
Lender Processing Services, Inc.	33,655	742,429
Raymond James Financial, Inc. (a)	38,721	850,701
SEI Investments Company	54,085	836,154
Synovus Financial Corp. (a)	113,197	941,799
Waddell & Reed Financial, Inc., Class A	34,575	464,688
		9,660,022
Food & Beverages - 1.77%
Corn Products International, Inc.	30,036	822,986
Flowers Foods, Inc.	32,400	867,672
Hansen Natural Corp. *	29,798	886,491
Hormel Foods Corp.	28,279	751,090
PepsiAmericas, Inc.	23,106	387,257
Ralcorp Holdings, Inc. *	22,674	1,418,485
Smithfield Foods, Inc. * (a)	47,169	321,221
Tootsie Roll Industries, Inc.	10,440	270,918
		5,726,120
Forest Products - 0.33%
Rayonier, Inc.	31,715	1,059,281
Funeral Services - 0.19%
Service Corp. International	103,732	603,720
Furniture & Fixtures - 0.02%
Furniture Brands International, Inc.	16,728	54,533
Gas & Pipeline Utilities - 2.57%
AGL Resources, Inc.	30,927	931,212
Equitable Resources, Inc.	52,783	1,761,369
National Fuel Gas Company	32,865	1,069,098
ONEOK, Inc.	42,125	1,235,948
Southern Union Company	47,250	649,215
UGI Corp.	43,422	1,014,338
Vectren Corp.	32,664	919,818
WGL Holdings, Inc.	20,133	726,801
		8,307,799
Healthcare Products - 2.76%
Advanced Medical Optics, Inc. *	21,003	122,028
Beckman Coulter, Inc.	25,093	1,093,553
Edwards Lifesciences Corp. *	22,681	1,128,833
Gen-Probe, Inc. *	21,868	805,836
Henry Schein, Inc. *	36,051	1,288,102
Hologic, Inc. *	103,368	1,453,354

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
IDEXX Laboratories, Inc. *	23,975	$741,067
Kinetic Concepts, Inc. * (a)	22,825	493,933
ResMed, Inc. *	30,480	1,107,643
STERIS Corp.	23,829	658,872
		8,893,221
Healthcare Services - 1.69%
Cerner Corp. * (a)	27,376	984,989
Covance, Inc. *	25,423	993,531
Health Net, Inc. *	43,293	390,070
Hill-Rom Holdings, Inc. (a)	25,208	517,772
Kindred Healthcare, Inc. *	12,062	129,425
Lincare Holdings, Inc. *	29,612	708,615
Omnicare, Inc.	41,949	1,011,390
Psychiatric Solutions, Inc. *	22,452	568,036
WellCare Health Plans, Inc. *	16,823	150,734
		5,454,562
Homebuilders - 0.87%
Hovnanian Enterprises, Inc., Class A * (a)	20,432	44,746
M.D.C. Holdings, Inc.	14,769	457,839
NVR, Inc. *	2,189	950,573
Ryland Group, Inc.	17,189	291,697
Toll Brothers, Inc. *	52,552	1,047,362
		2,792,217
Hotels & Restaurants - 0.67%
Bob Evans Farms, Inc.	12,478	209,256
Boyd Gaming Corp.	23,018	101,279
Brinker International, Inc.	40,897	271,556
Chipotle Mexican Grill, Inc., Class A * (a)	13,302	659,513
The Cheesecake Factory, Inc. *	24,087	175,354
Wendy's/Arby's Group, Inc.	188,567	758,039
		2,174,997
Household Products - 0.99%
Blyth, Inc.	9,755	80,869
Church & Dwight, Inc.	26,877	1,597,569
Energizer Holdings, Inc. *	23,457	1,018,503
Tupperware Brands Corp.	25,061	492,950
		3,189,891
Industrial Machinery - 2.14%
AGCO Corp. *	37,004	911,038
Crane Company	19,539	289,568
Donaldson Company, Inc.	31,709	1,085,082
FMC Technologies, Inc. *	51,397	1,411,876
Graco, Inc.	24,225	519,869
IDEX Corp.	33,301	765,923
Kennametal, Inc. (a)	30,893	577,699
Lincoln Electric Holdings, Inc.	17,283	789,660
Terex Corp. *	39,208	559,106
		6,909,821
Industrials - 0.62%
Clean Harbors, Inc. *	8,067	509,270
Harsco Corp.	34,008	855,301
Shaw Group, Inc. *	33,669	619,509
		1,984,080

The accompanying notes are an integral part of the financial statements.
161

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PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.50%
American Financial Group, Inc.	30,203	$618,859
Arthur J. Gallagher & Company	37,635	933,348
Brown & Brown, Inc.	46,542	926,186
Everest Re Group, Ltd.	24,883	1,952,320
First American Corp.	37,360	897,387
Hanover Insurance Group, Inc.	20,561	829,020
HCC Insurance Holdings, Inc.	46,267	1,078,484
Horace Mann Educators Corp.	15,757	134,250
Mercury General Corp.	14,353	652,918
Old Republic International Corp.	93,065	954,847
Philadelphia Consolidated Holding Corp. *	23,366	1,435,841
PMI Group, Inc.	27,986	46,737
Protective Life Corp.	28,189	262,721
Reinsurance Group of America, Inc.	28,729	1,166,397
Stancorp Financial Group, Inc.	19,721	656,906
Unitrin, Inc.	20,002	382,838
W.R. Berkley Corp.	56,499	1,606,267
		14,535,326
Internet Retail - 0.46%
Netflix, Inc. * (a)	17,432	400,587
Priceline.com, Inc. *	15,688	1,082,472
		1,483,059
Internet Software - 0.92%
Digital River, Inc. *	14,927	315,407
F5 Networks, Inc. *	32,467	808,428
McAfee, Inc. *	61,026	1,850,919
		2,974,754
Leisure Time - 0.59%
Callaway Golf Company	26,140	263,230
DreamWorks Animation SKG, Inc., Class A *	32,454	749,688
International Speedway Corp., Class A	11,412	296,141
Life Time Fitness, Inc. * (a)	14,059	210,463
Scientific Games Corp., Class A *	26,210	393,412
		1,912,934
Life Sciences - 0.39%
Pharmaceutical Product Development, Inc.	48,044	1,265,479
Manufacturing - 1.97%
AptarGroup, Inc.	27,374	915,387
Carlisle Companies, Inc.	24,611	522,492
Lancaster Colony Corp.	8,090	243,913
Mine Safety Appliances Company	11,980	292,911
Nordson Corp.	13,757	446,415
Pentair, Inc.	39,901	991,939
Roper Industries, Inc.	36,146	1,654,402
SPX Corp.	21,855	815,629
Trinity Industries, Inc.	32,943	489,862
		6,372,950
Medical-Hospitals - 0.77%
Community Health Systems, Inc. *	38,677	505,121
Health Management Associates, Inc., Class A *	98,569	143,911
LifePoint Hospitals, Inc. * (a)	21,477	430,829
Universal Health Services, Inc., Class B	20,522	762,392

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
VCA Antech, Inc. *	34,041	$648,481
		2,490,734
Metal & Metal Products - 0.65%
Commercial Metals Company	46,194	553,404
Matthews International Corp., Class A	12,465	508,946
Reliance Steel & Aluminum Company	25,700	529,934
Timken Company	34,256	497,055
		2,089,339
Mining - 0.34%
Cliffs Natural Resources, Inc. (a)	45,784	1,087,370
Mobile Homes - 0.07%
Thor Industries, Inc.	14,312	223,840
Office Furnishings & Supplies - 0.18%
Herman Miller, Inc.	22,477	330,637
HNI Corp. (a)	17,834	238,084
		568,721
Paper - 0.17%
Potlatch Corp.	15,935	425,146
Temple-Inland, Inc. (a)	42,847	135,396
		560,542
Petroleum Services - 1.43%
Exterran Holdings, Inc. * (a)	26,529	465,584
Helmerich & Payne, Inc.	42,439	1,076,253
Oceaneering International, Inc. *	22,353	577,154
Pride International, Inc. *	69,808	1,131,588
Superior Energy Services, Inc. *	32,585	549,057
Tidewater, Inc.	20,789	820,750
		4,620,386
Pharmaceuticals - 1.55%
Endo Pharmaceutical Holdings, Inc. *	48,521	1,066,977
Medicis Pharmaceutical Corp., Class A	22,877	279,786
PDL BioPharma, Inc. *	48,172	461,488
Sepracor, Inc. *	43,906	516,335
United Therapeutics Corp. *	9,203	504,600
Valeant Pharmaceuticals International * (a)	35,524	692,007
Vertex Pharmaceuticals, Inc. * (a)	60,115	1,478,228
		4,999,421
Publishing - 0.31%
American Greetings Corp., Class A	18,318	211,023
John Wiley & Sons, Inc., Class A	17,422	626,495
Scholastic Corp.	10,695	163,313
		1,000,831
Railroads & Equipment - 0.48%
Kansas City Southern * (a)	36,670	803,806
Wabtec Corp.	19,537	753,933
		1,557,739
Real Estate - 4.40%
Alexandria Real Estate Equities, Inc., REIT	12,954	573,603
AMB Property Corp., REIT (a)	39,536	680,810
BRE Properties, Inc., Class A, REIT	20,591	604,552
Camden Property Trust, REIT	21,443	567,596
Cousins Properties, Inc., REIT (a)	17,601	189,739

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Duke Realty Corp., REIT	59,250	$486,442
Equity One, Inc., REIT (a)	12,841	212,518
Essex Property Trust, Inc., REIT	10,313	891,765
Federal Realty Investment Trust, REIT	23,764	1,374,510
Health Care, Inc., REIT	41,107	1,562,066
Highwoods Properties, Inc., REIT	25,466	608,128
Hospitality Properties Trust, REIT	37,897	434,300
Jones Lang LaSalle, Inc.	16,290	388,191
Liberty Property Trust, REIT	39,560	756,387
Macerich Company, REIT (a)	30,109	405,267
Mack-California Realty Corp., REIT	26,525	503,179
Nationwide Health Properties, Inc., REIT	39,039	883,453
Realty Income Corp., REIT (a)	40,878	825,327
Regency Centers Corp., REIT	28,224	1,005,057
UDR, Inc., REIT	54,871	830,198
Weingarten Realty Investors, REIT	30,150	429,939
		14,213,027
Retail Grocery - 0.13%
Ruddick Corp.	15,775	431,604
Retail Trade - 4.01%
99 Cents Only Stores *	18,934	204,109
Advance Auto Parts, Inc.	38,587	1,171,501
Aeropostale, Inc. * (a)	26,976	407,877
American Eagle Outfitters, Inc.	83,051	797,290
AnnTaylor Stores Corp. *	23,014	103,333
Barnes & Noble, Inc. (a)	14,838	234,144
BJ's Wholesale Club, Inc. *	23,943	856,681
Borders Group, Inc.	24,420	26,129
CarMax, Inc. *	88,893	676,476
Chico's FAS, Inc. *	71,200	181,560
Coldwater Creek, Inc. *	19,069	36,612
Collective Brands, Inc. *	25,744	196,942
Dick's Sporting Goods, Inc. *	34,234	431,691
Dollar Tree, Inc. *	36,475	1,545,081
Foot Locker, Inc.	62,513	420,713
J. Crew Group, Inc. *	20,902	211,946
MSC Industrial Direct Company, Inc., Class A (a)	18,266	632,186
NBTY, Inc. *	21,911	319,243
Pacific Sunwear of California, Inc. *	26,504	40,021
PetSmart, Inc.	51,080	896,454
Regis Corp.	17,377	190,973
Rent-A-Center, Inc. *	26,898	441,396
Ross Stores, Inc.	53,056	1,405,984
Saks, Inc. * (a)	57,239	246,700
United Rentals, Inc. *	23,920	193,034
Urban Outfitters, Inc. *	45,890	833,821
Williams-Sonoma, Inc.	34,916	244,761
		12,946,658
Sanitary Services - 0.83%
Aqua America, Inc.	54,399	1,179,914
Republic Services, Inc.	62,400	1,497,600
		2,677,514
Semiconductors - 1.28%
Atmel Corp. *	179,988	503,966
Cree, Inc. * (a)	35,536	564,312

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Fairchild Semiconductor International, Inc. *	50,422	$201,184
Integrated Device Technology, Inc. *	68,532	354,310
International Rectifier Corp. *	29,376	343,405
Intersil Corp., Class A	49,896	452,058
Lam Research Corp. *	50,595	1,022,019
Semtech Corp. *	24,909	281,970
Silicon Laboratories, Inc. *	19,286	404,235
		4,127,459
Software - 0.81%
ACI Worldwide, Inc. *	13,887	218,026
Advent Software, Inc. * (a)	6,707	149,566
ANSYS, Inc. *	35,865	1,035,064
ManTech International Corp. *	7,610	414,136
Sybase, Inc. *	32,462	799,864
		2,616,656
Steel - 0.36%
Carpenter Technology Corp.	17,903	298,264
Steel Dynamics, Inc.	65,228	538,783
Worthington Industries, Inc. (a)	24,148	320,686
		1,157,733
Telecommunications Equipment &
Services - 0.77%
ADC Telecommunications, Inc. *	47,493	337,675
ADTRAN, Inc.	22,513	319,685
CommScope, Inc. *	28,327	319,812
NeuStar, Inc., Class A *	31,769	608,376
Plantronics, Inc.	19,735	250,832
Polycom, Inc. *	34,321	646,264
		2,482,644
Telephone - 0.05%
Cincinnati Bell, Inc. *	95,006	164,360
Tobacco - 0.10%
Universal Corp.	10,250	327,692
Toys, Amusements & Sporting Goods - 0.18%
Marvel Entertainment, Inc. *	19,784	582,639
Transportation - 0.41%
Alexander & Baldwin, Inc.	16,679	431,152
Con-way, Inc.	18,434	515,599
Overseas Shipholding Group, Inc.	10,189	377,604
		1,324,355
Trucking & Freight - 0.46%
J.B. Hunt Transport Services, Inc.	32,936	883,014
Oshkosh Corp.	30,065	210,455
Werner Enterprises, Inc.	17,173	298,467
YRC Worldwide, Inc. * (a)	23,107	91,966
		1,483,902
TOTAL COMMON STOCKS (Cost $395,026,575)		$261,290,278

SHORT TERM INVESTMENTS - 23.73%
Federal National Mortgage Association Discount
Notes
zero coupon due 02/02/2009 to
03/16/2009	$28,900,000	$28,852,713

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal National Mortgage Association Discount
Notes (continued)
zero coupon due 02/17/2009 (a)	$7,680,000	$7,664,525
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	28,697,539	28,697,539
Societe Generale North America
0.49% due 12/01/2008	11,360,000	11,360,000
TOTAL SHORT TERM INVESTMENTS
(Cost $76,574,777)		$76,574,777
Total Investments (Mid Cap Index Fund)
(Cost $471,601,352) - 104.69%		$337,865,055
Liabilities in Excess of Other Assets - (4.69)%		(15,121,927)
TOTAL NET ASSETS - 100.00%		$322,743,128

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.67%
Aerospace - 1.46%
Alliant Techsystems, Inc. *	7,900	$649,380
Esterline Technologies Corp. *	9,400	346,954
Teledyne Technologies, Inc. *	11,700	475,254
Woodward Governor Company	16,500	350,460
		1,822,048
Apparel & Textiles - 0.38%
Warnaco Group, Inc. *	26,820	480,078
Banking - 3.80%
Astoria Financial Corp.	15,600	287,976
Comerica, Inc.	19,200	432,960
Huntington BancShares, Inc.	28,200	225,600
International Bancshares Corp.	19,100	448,850
M&T Bank Corp. (a)	14,000	899,500
Provident Financial Services, Inc.	56,900	852,931
Sterling Bancshares, Inc.	38,400	257,280
SVB Financial Group *	18,900	756,945
Webster Financial Corp.	38,200	573,000
		4,735,042
Biotechnology - 2.61%
Bio-Rad Laboratories, Inc., Class A *	13,700	1,015,992
Cephalon, Inc. * (a)	30,545	2,244,447
		3,260,439
Building Materials & Construction - 1.25%
Armstrong World Industries, Inc. *	29,600	503,200
EMCOR Group, Inc. *	32,500	512,525
Lennox International, Inc.	19,700	544,508
		1,560,233
Business Services - 4.30%
Acxiom Corp.	30,600	229,806
Affiliated Computer Services, Inc., Class A *	18,400	744,280
Alliance Data Systems Corp. *	21,700	939,827
Deluxe Corp.	21,010	221,025
Global Payments, Inc.	8,000	289,360

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Manpower, Inc.	76,619	$2,411,966
R.R. Donnelley & Sons Company	17,700	225,852
Watson Wyatt Worldwide, Inc., Class A	7,400	298,368
		5,360,484
Chemicals - 2.70%
CF Industries Holdings, Inc.	13,400	705,242
FMC Corp.	27,718	1,211,277
Intrepid Potash, Inc. *	11,000	211,200
Minerals Technologies, Inc.	8,700	408,465
Olin Corp.	24,200	396,396
Terra Industries, Inc.	29,600	435,416
		3,367,996
Coal - 0.10%
Massey Energy Company	7,700	120,274
Computer Services - 0.31%
NetApp, Inc. *	29,100	392,850
Computers & Business Equipment - 3.49%
3Com Corp. *	182,800	367,428
Avocent Corp. *	53,100	998,811
Ingram Micro, Inc., Class A *	138,501	1,491,656
Parametric Technology Corp. *	44,580	515,345
Seagate Technology	77,800	327,538
Tech Data Corp. *	11,600	202,304
Western Digital Corp. *	37,300	455,060
		4,358,142
Construction & Mining Equipment - 0.54%
Joy Global, Inc.	28,720	668,889
Containers & Glass - 0.25%
Greif, Inc., Class A	9,300	308,295
Crude Petroleum & Natural Gas - 3.49%
Cimarex Energy Company	25,189	714,612
Noble Energy, Inc.	31,392	1,641,174
St. Mary Land & Exploration Company	26,900	540,959
Unit Corp. *	35,100	1,006,668
W&T Offshore, Inc.	32,100	449,400
		4,352,813
Domestic Oil - 1.13%
Continental Resources, Inc. *	13,800	269,790
Encore Aquisition Company *	28,945	765,306
McMoran Exploration Company *	19,400	218,250
Oil States International, Inc. *	7,400	158,508
		1,411,854
Drugs & Health Care - 0.29%
Perrigo Company	10,640	366,122
Educational Services - 3.32%
ITT Educational Services, Inc. *	29,823	2,686,456
Strayer Education, Inc.	6,060	1,452,036
		4,138,492
Electrical Equipment - 0.26%
GrafTech International, Ltd. *	21,778	145,695
Wesco International, Inc. *	12,200	180,438
		326,133

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 3.74%
AES Corp. *	28,400	$218,396
CenterPoint Energy, Inc.	77,200	998,196
DPL, Inc.	30,400	632,928
Hawaiian Electric Industries, Inc.	31,700	864,459
Pepco Holdings, Inc.	80,485	1,447,925
Unisource Energy Corp.	18,000	505,260
		4,667,164
Electronics - 1.77%
Avnet, Inc. *	46,200	657,888
Synopsys, Inc. *	45,600	730,968
Vishay Intertechnology, Inc. *	187,400	817,064
		2,205,920
Energy - 3.11%
Energen Corp.	36,100	1,111,880
MDU Resources Group, Inc.	80,453	1,635,610
SCANA Corp.	32,400	1,125,900
		3,873,390
Financial Services - 3.21%
Ameriprise Financial, Inc.	38,200	705,172
Discover Financial Services	104,900	1,073,127
Invesco, Ltd.	30,400	381,520
Knight Capital Group, Inc. *	32,000	529,600
UMB Financial Corp. (a)	27,500	1,314,775
		4,004,194
Food & Beverages - 1.63%
Hormel Foods Corp.	23,900	634,784
Pepsi Bottling Group, Inc.	27,700	501,093
Ralcorp Holdings, Inc. *	14,300	894,608
		2,030,485
Furniture & Fixtures - 0.10%
Furniture Brands International, Inc. (a)	39,300	128,118
Gas & Pipeline Utilities - 3.40%
Atmos Energy Corp.	13,500	336,555
National Fuel Gas Company	36,600	1,190,598
Questar Corp.	14,300	460,317
UGI Corp.	96,490	2,254,006
		4,241,476
Healthcare Products - 2.15%
Beckman Coulter, Inc.	28,142	1,226,428
Medicines Company *	30,200	389,278
STERIS Corp.	14,100	389,865
Varian Medical Systems, Inc. *	16,600	669,976
		2,675,547
Healthcare Services - 2.14%
Coventry Health Care, Inc. *	38,500	480,095
Health Net, Inc. *	45,500	409,955
Healthspring, Inc. *	32,300	471,257
Humana, Inc. *	10,700	323,461
Omnicare, Inc.	40,900	986,099
		2,670,867
Homebuilders - 0.36%
NVR, Inc. *	600	260,550

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Walter Industries, Inc.	10,100	$184,224
		444,774
Industrial Machinery - 4.42%
AGCO Corp. *	35,999	886,295
Dover Corp.	46,870	1,398,132
Flowserve Corp.	13,500	679,455
FMC Technologies, Inc. *	14,700	403,809
Gardner Denver, Inc. *	26,990	668,003
Manitowoc Company, Inc.	34,300	270,284
Parker-Hannifin Corp.	23,510	965,791
Robbins & Myers, Inc.	10,700	240,750
		5,512,519
Industrials - 0.35%
Harsco Corp.	17,117	430,493
Insurance - 5.74%
Allied World Assurance Holdings, Ltd.	30,400	1,074,944
American Financial Group, Inc.	25,100	514,299
Axis Capital Holdings, Ltd.	38,600	976,966
Employers Holdings, Inc.	26,200	426,798
Everest Re Group, Ltd.	25,506	2,001,201
Reinsurance Group of America, Inc.	23,000	933,800
Transatlantic Holdings, Inc.	5,500	218,020
Unum Group	68,400	1,019,160
		7,165,188
Internet Retail - 0.94%
Netflix, Inc. * (a)	50,897	1,169,613
Internet Software - 2.02%
F5 Networks, Inc. *	15,700	390,930
McAfee, Inc. *	66,549	2,018,431
Salesforce.com, Inc. *	3,800	108,756
		2,518,117
Leisure Time - 0.58%
WMS Industries, Inc. *	29,500	727,175
Manufacturing - 1.13%
Acuity Brands, Inc.	34,260	923,649
SPX Corp.	13,090	488,519
		1,412,168
Medical-Hospitals - 1.77%
LifePoint Hospitals, Inc. * (a)	55,345	1,110,221
Universal Health Services, Inc., Class B	29,500	1,095,925
		2,206,146
Metal & Metal Products - 1.36%
Precision Castparts Corp.	19,069	1,195,626
Reliance Steel & Aluminum Company	24,247	499,973
		1,695,599
Mining - 0.65%
Cliffs Natural Resources, Inc. (a)	33,980	807,025
Office Furnishings & Supplies - 0.35%
Herman Miller, Inc.	29,900	439,829
Petroleum Services - 1.28%
Complete Production Services, Inc. *	20,700	169,533

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
SEACOR Holdings, Inc. *	5,100	$337,263
Superior Energy Services, Inc. *	24,000	404,400
Tidewater, Inc.	17,200	679,056
		1,590,252
Pharmaceuticals - 3.09%
Alkermes, Inc. *	58,100	428,778
Amylin Pharmaceuticals, Inc. * (a)	34,500	255,645
Regeneron Pharmaceuticals, Inc. *	19,700	304,562
Sepracor, Inc. *	30,300	356,328
Vertex Pharmaceuticals, Inc. * (a)	57,822	1,421,843
Watson Pharmaceuticals, Inc. *	45,700	1,085,375
		3,852,531
Publishing - 0.66%
American Greetings Corp., Class A	42,100	484,992
Scholastic Corp.	22,500	343,575
		828,567
Railroads & Equipment - 0.50%
Wabtec Corp.	16,000	617,440
Real Estate - 3.77%
Annaly Capital Management, Inc., REIT	65,500	941,235
Camden Property Trust, REIT	15,400	407,638
Douglas Emmett, Inc., REIT	49,400	503,880
Duke Realty Corp., REIT	35,400	290,634
Hatteras Financial Corp., REIT	19,200	494,784
Kimco Realty Corp., REIT	15,300	216,495
Liberty Property Trust, REIT	64,900	1,240,888
Mack-California Realty Corp., REIT	21,300	404,061
Taubman Centers, Inc., REIT	8,400	200,256
		4,699,871
Retail Grocery - 0.44%
SUPERVALU, Inc.	46,400	552,624
Retail Trade - 5.77%
Advance Auto Parts, Inc.	18,100	549,516
American Eagle Outfitters, Inc.	54,215	520,464
Big Lots, Inc. *	39,200	686,784
BJ's Wholesale Club, Inc. * (a)	59,700	2,136,066
Dollar Tree, Inc. *	7,400	313,464
Foot Locker, Inc.	40,900	275,257
Rent-A-Center, Inc. *	38,000	623,580
Ross Stores, Inc.	54,800	1,452,200
Urban Outfitters, Inc. *	35,500	645,035
		7,202,366
Semiconductors - 1.71%
Emulex Corp. *	44,600	317,998
Lam Research Corp. *	89,572	1,809,354
		2,127,352
Software - 2.65%
BMC Software, Inc. *	87,400	2,181,504
Sybase, Inc. *	45,799	1,128,487
		3,309,991
Steel - 0.32%
Steel Dynamics, Inc.	49,000	404,740

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 0.22%
Embarq Corp.	8,400	$274,176
Telephone - 1.17%
CenturyTel, Inc.	54,800	1,455,488
Toys, Amusements & Sporting Goods - 0.69%
Hasbro, Inc.	32,300	865,640
Transportation - 0.36%
Overseas Shipholding Group, Inc.	12,000	444,720
Trucking & Freight - 1.44%
J.B. Hunt Transport Services, Inc.	29,000	777,490
Landstar Systems, Inc.	14,500	466,030
Werner Enterprises, Inc.	31,700	550,946
		1,794,466
TOTAL COMMON STOCKS (Cost $175,827,893)		$118,076,215

SHORT TERM INVESTMENTS - 7.33%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$9,146,850	$9,146,850
TOTAL SHORT TERM INVESTMENTS
(Cost $9,146,850)		$9,146,850

REPURCHASE AGREEMENTS - 7.98%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$9,949,041 on 12/1/2008,
collateralized by $9,500,000
Federal National Mortgage
Association, 5.00% due
03/15/2016 (valued at
$10,153,125, including interest)	$9,949,000	$9,949,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,949,000)		$9,949,000
Total Investments (Mid Cap Intersection Fund)
(Cost $194,923,743) - 109.98%		$137,172,065
Liabilities in Excess of Other Assets - (9.98)%		(12,450,927)
TOTAL NET ASSETS - 100.00%		$124,721,138

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.19%
Advertising - 0.46%
Focus Media Holding, Ltd., ADR * (a)	266,500	$1,990,755
Aerospace - 0.92%
Rolls-Royce Group PLC *	40,314,102	62
Teledyne Technologies, Inc. *	96,900	3,936,078
		3,936,140
Air Travel - 1.87%
JetBlue Airways Corp. *	730,100	3,825,724

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel (continued)
Ryanair Holdings PLC, SADR *	160,900	$4,225,234
		8,050,958
Apparel & Textiles - 0.36%
ASICS Corp.	255,700	1,549,137
Auto Parts - 0.20%
LKQ Corp. *	81,600	850,272
Automobiles - 1.07%
PACCAR, Inc.	165,300	4,606,911
Banking - 0.73%
Comerica, Inc.	6,700	151,085
M&T Bank Corp. (a)	46,600	2,994,050
		3,145,135
Biotechnology - 2.68%
Cephalon, Inc. * (a)	102,577	7,537,358
Charles River Laboratories International, Inc. *	173,600	3,958,080
		11,495,438
Business Services - 3.29%
Ariba, Inc. *	660,600	5,317,830
Global Payments, Inc.	83,400	3,016,578
Informatica Corp. *	211,300	2,932,844
Net 1 UEPS Technologies, Inc. *	283,200	2,888,640
		14,155,892
Cellular Communications - 2.18%
MetroPCS Communications, Inc. * (a)	639,400	9,360,816
Chemicals - 2.69%
FMC Corp.	135,800	5,934,460
Kingboard Chemical Holdings, Ltd.	1,944,600	2,904,814
Solutia, Inc. *	401,791	2,732,179
		11,571,453
Coal - 0.60%
CONSOL Energy, Inc.	88,800	2,572,536
Commercial Services - 0.30%
Pool Corp.	75,019	1,292,577
Computer Services - 0.53%
NetApp, Inc. *	168,600	2,276,100
Containers & Glass - 1.33%
Pactiv Corp. *	94,400	2,359,056
Sealed Air Corp.	213,000	3,371,790
		5,730,846
Crude Petroleum & Natural Gas - 2.33%
EOG Resources, Inc.	50,300	4,276,506
Forest Oil Corp. *	124,100	2,165,545
Ultra Petroleum Corp. *	87,500	3,555,125
		9,997,176
Drugs & Health Care - 1.34%
Shionogi & Company, Ltd.	262,947	5,744,210
Educational Services - 1.10%
ITT Educational Services, Inc. *	52,600	4,738,208
Electrical Equipment - 3.24%
AMETEK, Inc.	144,800	5,057,864

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
FLIR Systems, Inc. * (a)	253,400	$7,860,468
Wesco International, Inc. *	69,000	1,020,510
		13,938,842
Electronics - 0.64%
Itron, Inc. * (a)	58,100	2,752,778
Energy - 2.51%
Covanta Holding Corp. *	404,900	8,077,755
SunPower Corp., Class A * (a)	77,400	2,688,102
		10,765,857
Financial Services - 4.57%
Deutsche Boerse AG	58,183	4,155,865
Interactive Data Corp.	275,900	6,389,844
State Street Corp.	118,300	4,981,613
Western Union Company	309,210	4,103,217
		19,630,539
Food & Beverages - 0.81%
Heckmann Corp. *	559,400	3,462,686
Healthcare Products - 2.56%
Medicines Company * (a)	143,439	1,848,929
St. Jude Medical, Inc. *	149,200	4,182,076
Varian Medical Systems, Inc. *	122,800	4,956,208
		10,987,213
Healthcare Services - 1.79%
McKesson Corp.	220,100	7,690,294
Hotels & Restaurants - 1.38%
Burger King Holdings, Inc.	276,400	5,945,364
Household Products - 3.44%
Clorox Company	96,200	5,691,192
Jarden Corp. *	729,868	9,108,753
		14,799,945
Industrial Machinery - 2.61%
Flowserve Corp.	90,310	4,545,302
Manitowoc Company, Inc.	264,400	2,083,472
Pall Corp.	167,300	4,602,423
		11,231,197
Industrials - 2.63%
Aecom Technology Corp. *	426,400	11,295,336
Insurance - 8.65%
ACE, Ltd.	117,400	6,134,150
Allied World Assurance Holdings, Ltd.	79,600	2,814,656
Arch Capital Group, Ltd. *	71,100	4,819,869
Everest Re Group, Ltd.	77,600	6,088,496
Marsh & McLennan Companies, Inc.	373,500	9,524,250
PartnerRe, Ltd.	47,000	3,288,120
W.R. Berkley Corp.	158,500	4,506,155
		37,175,696
Internet Service Provider - 1.32%
Equinix, Inc. * (a)	82,200	3,732,702
Netease.com, Inc., ADR * (a)	105,400	1,939,360
		5,672,062

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 3.13%
Autonomy Corp. PLC *	368,500	$5,306,749
McAfee, Inc. *	268,600	8,146,638
		13,453,387
Leisure Time - 3.55%
DreamWorks Animation SKG, Inc., Class A *	305,939	7,067,191
Electronic Arts, Inc. *	296,800	5,657,008
Las Vegas Sands Corp. *	487,300	2,519,341
		15,243,540
Life Sciences - 1.08%
Pharmaceutical Product Development, Inc.	176,900	4,659,546
Manufacturing - 1.59%
Snap-on, Inc.	189,600	6,835,080
Metal & Metal Products - 1.01%
Precision Castparts Corp.	68,900	4,320,030
Mining - 0.59%
Cliffs Natural Resources, Inc.	106,800	2,536,500
Pharmaceuticals - 2.80%
Alexion Pharmaceuticals, Inc. *	52,100	1,753,686
Alkermes, Inc. *	247,101	1,823,605
Amylin Pharmaceuticals, Inc. * (a)	228,167	1,690,718
Auxilium Pharmaceuticals, Inc. * (a)	129,300	2,816,154
Elan Corp. PLC, SADR *	153,900	964,953
Onyx Pharmaceuticals, Inc. *	43,100	1,211,110
Regeneron Pharmaceuticals, Inc. *	115,200	1,780,992
		12,041,218
Real Estate - 0.57%
Kimco Realty Corp., REIT	171,900	2,432,385
Retail Trade - 10.16%
Abercrombie & Fitch Company, Class A	67,200	1,298,976
Advance Auto Parts, Inc.	233,100	7,076,916
Best Buy Company, Inc.	178,900	3,705,019
BJ's Wholesale Club, Inc. * (a)	210,810	7,542,782
Dick's Sporting Goods, Inc. *	368,700	4,649,307
GameStop Corp., Class A *	138,700	3,030,595
Kohl's Corp. *	143,400	4,683,444
Staples, Inc.	325,700	5,654,152
The Gap, Inc.	462,700	6,024,354
		43,665,545
Sanitary Services - 1.03%
Republic Services, Inc.	183,800	4,411,200
Software - 6.02%
BMC Software, Inc. *	294,100	7,340,736
Red Hat, Inc. *	546,700	5,056,975
Solera Holdings, Inc. *	324,900	6,358,293
UbiSoft Entertainment SA *	251,779	5,821,389
VeriFone Holdings, Inc. * (a)	309,300	1,271,223
		25,848,616
Telecommunications Equipment &
Services - 2.84%
Atheros Communications, Inc. *	301,500	4,401,900
Corning, Inc.	216,800	1,953,368

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
NICE Systems, Ltd., ADR *	262,300	$5,849,290
		12,204,558

Toys, Amusements & Sporting Goods - 1.69%
Marvel Entertainment, Inc. *	246,300	7,253,535
TOTAL COMMON STOCKS (Cost $544,925,130)		$413,317,509

SHORT TERM INVESTMENTS - 9.00%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$38,654,125	$38,654,125
TOTAL SHORT TERM INVESTMENTS
(Cost $38,654,125)		$38,654,125

REPURCHASE AGREEMENTS - 3.12%
Credit Suisse Tri-Party Repurchase
Agreement dated 11/28/2008 at
0.32% to be repurchased at
$13,400,357 on 12/01/2008,
collateralized by $22,730,209
Federal National Mortgage
Association, 5.5% due 11/01/2032
(valued at $13,671,321, including
interest)	$13,400,000	$13,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,400,000)		$13,400,000
Total Investments (Mid Cap Stock Fund)
(Cost $596,979,255) - 108.31%		$465,371,634
Liabilities in Excess of Other Assets - (8.31)%		(35,698,484)
TOTAL NET ASSETS - 100.00%		$429,673,150

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%
Advertising - 1.71%
Interpublic Group of Companies, Inc. *	413,706	$1,692,058
Agriculture - 1.50%
Archer-Daniels-Midland Company	54,300	1,486,734
Auto Parts - 2.72%
ArvinMeritor, Inc. (a)	65,000	256,750
Genuine Parts Company	62,193	2,434,856
		2,691,606
Banking - 5.56%
Comerica, Inc.	59,200	1,334,960
Fifth Third Bancorp	101,100	966,516
M&T Bank Corp. (a)	24,000	1,542,000
Zions Bancorp (a)	51,900	1,655,091
		5,498,567
Building Materials & Construction - 1.82%
KBR, Inc.	75,231	1,035,931

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Owens Corning, Inc. * (a)	47,900	$764,005
		1,799,936
Business Services - 2.01%
Arbitron, Inc.	40,100	562,603
R.R. Donnelley & Sons Company	111,276	1,419,882
		1,982,485
Chemicals - 2.53%
Eastman Chemical Company	43,362	1,426,610
Valspar Corp.	54,700	1,073,214
		2,499,824
Containers & Glass - 4.98%
Ball Corp.	66,222	2,413,792
Pactiv Corp. *	100,473	2,510,820
		4,924,612
Crude Petroleum & Natural Gas - 2.14%
EOG Resources, Inc.	24,915	2,118,273
Domestic Oil - 1.88%
Range Resources Corp.	44,800	1,857,856
Electrical Equipment - 1.08%
Hubbell, Inc., Class B	35,637	1,065,546
Electrical Utilities - 8.10%
Ameren Corp.	72,442	2,577,486
CMS Energy Corp.	252,323	2,563,602
Northeast Utilities	122,921	2,864,059
		8,005,147
Financial Services - 1.00%
Capital One Financial Corp.	28,700	987,567
Food & Beverages - 3.71%
Coca-Cola Enterprises, Inc.	159,515	1,464,348
Dean Foods Company *	86,900	1,265,264
Smithfield Foods, Inc. * (a)	138,300	941,823
		3,671,435
Gas & Pipeline Utilities - 3.94%
NiSource, Inc.	178,951	2,156,360
Southwest Gas Corp.	24,545	635,715
Transocean, Inc. *	16,571	1,108,268
		3,900,343
Healthcare Products - 1.48%
Covidien, Ltd.	39,800	1,466,630
Healthcare Services - 0.99%
Healthsouth Corp. *	99,500	979,080
Holdings Companies/Conglomerates - 0.79%
Textron, Inc.	51,100	778,253
Hotels & Restaurants - 1.68%
Brinker International, Inc.	139,598	926,931
Darden Restaurants, Inc.	40,400	738,916
		1,665,847
Industrial Machinery - 2.06%
Cummins, Inc.	32,668	835,648

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
W.W. Grainger, Inc.	16,988	$1,198,843
		2,034,491
Insurance - 4.46%
ACE, Ltd.	44,063	2,302,292
Conseco, Inc. *	170,163	573,449
PartnerRe, Ltd.	21,915	1,533,173
		4,408,914
Internet Software - 2.40%
McAfee, Inc. *	78,254	2,373,444
Manufacturing - 2.87%
Eaton Corp.	16,000	741,440
Pentair, Inc.	12,700	315,722
Snap-on, Inc.	49,234	1,774,886
Tyco International, Ltd.	300	6,270
		2,838,318
Metal & Metal Products - 1.56%
Timken Company	106,044	1,538,698
Office Furnishings & Supplies - 0.89%
OfficeMax, Inc.	162,145	883,690
Petroleum Services - 1.27%
Halliburton Company	71,533	1,258,981
Pharmaceuticals - 5.81%
King Pharmaceuticals, Inc. *	279,729	2,688,196
Mylan, Inc. * (a)	324,788	3,056,255
		5,744,451
Publishing - 0.35%
Gannett Company, Inc. (a)	40,000	348,400
Retail Grocery - 4.45%
Safeway, Inc.	92,373	2,013,731
The Kroger Company	86,100	2,381,526
		4,395,257
Retail Trade - 1.21%
Foot Locker, Inc.	88,626	596,453
Macy's, Inc.	80,466	597,058
		1,193,511
Sanitary Services - 2.06%
Allied Waste Industries, Inc. *	190,000	2,040,600
Semiconductors - 0.44%
Marvell Technology Group, Ltd. *	74,900	434,420
Software - 1.09%
Sybase, Inc. *	43,633	1,075,117
Telecommunications Equipment &
Services - 6.77%
ADC Telecommunications, Inc. *	180,549	1,283,703
Embarq Corp.	89,400	2,918,016
JDS Uniphase Corp. *	308,775	839,868
Tellabs, Inc. *	396,811	1,654,702
		6,696,289
Telephone - 8.03%
CenturyTel, Inc.	84,353	2,240,416

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Qwest Communications International, Inc. (a)	995,600	$3,185,920
Windstream Corp.	283,200	2,509,152
		7,935,488
Tires & Rubber - 0.80%
Goodyear Tire & Rubber Company *	122,900	790,247
TOTAL COMMON STOCKS (Cost $143,057,992)		$95,062,115

SHORT TERM INVESTMENTS - 8.58%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$8,485,850	$8,485,850
TOTAL SHORT TERM INVESTMENTS
(Cost $8,485,850)		$8,485,850

REPURCHASE AGREEMENTS - 5.92%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$5,855,024 on 12/01/2008,
collateralized by $6,010,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $5,972,438,
including interest)	$5,855,000	$5,855,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,855,000)		$5,855,000
Total Investments (Mid Cap Value Fund)
(Cost $157,398,842) - 110.64%		$109,402,965
Liabilities in Excess of Other Assets - (10.64)%		(10,522,253)
TOTAL NET ASSETS - 100.00%		$98,880,712

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.90%
Advertising - 0.39%
Interpublic Group of Companies, Inc. *	57,773	$236,292
Aerospace - 1.21%
Goodrich Corp.	17,495	588,707
Spirit Aerosystems Holdings, Inc., Class A *	16,346	147,931
		736,638
Air Travel - 2.51%
AMR Corp. * (a)	30,702	269,564
Continental Airlines, Inc., Class B *	16,832	247,094
Delta Air Lines, Inc. *	70,442	620,594
UAL Corp. *	12,525	140,906
US Airways Group, Inc. *	41,868	249,533
		1,527,691
Apparel & Textiles - 1.48%
Liz Claiborne, Inc.	15,298	43,599
Mohawk Industries, Inc. *	6,819	209,616

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
VF Corp.	12,330	$644,736
		897,951
Auto Parts - 1.22%
ArvinMeritor, Inc. (a)	39,666	156,681
Genuine Parts Company	5,749	225,073
Johnson Controls, Inc.	5,786	102,181
Magna International, Inc., Class A	2,846	80,001
WABCO Holdings, Inc.	11,838	175,912
		739,848
Automobiles - 1.38%
Ford Motor Company * (a)	241,973	650,908
General Motors Corp. (a)	36,293	190,175
		841,083
Banking - 1.86%
Cullen Frost Bankers, Inc.	4,462	241,885
Huntington BancShares, Inc.	23,077	184,616
KeyCorp	19,685	184,645
M&T Bank Corp. (a)	2,485	159,661
National City Corp.	75,406	151,566
Regions Financial Corp.	20,468	208,569
		1,130,942
Building Materials & Construction - 0.66%
Chicago Bridge & Iron Company N.V.	19,317	196,454
Foster Wheeler, Ltd. *	4,221	93,960
KBR, Inc.	8,172	112,528
		402,942
Business Services - 2.03%
Computer Sciences Corp. *	16,402	456,960
Deluxe Corp.	4,576	48,139
Dun & Bradstreet Corp.	3,413	273,040
Fluor Corp.	7,033	320,283
Jacobs Engineering Group, Inc. *	3,092	138,429
		1,236,851
Chemicals - 3.79%
Eastman Chemical Company	27,754	913,107
Lubrizol Corp.	16,875	592,650
PPG Industries, Inc.	18,285	803,077
		2,308,834
Computers & Business Equipment - 0.27%
Pitney Bowes, Inc.	6,598	163,037
Construction & Mining Equipment - 0.26%
National Oilwell Varco, Inc. *	5,604	158,537
Construction Materials - 0.41%
Cemex SA de CV, SADR *	22,718	157,890
USG Corp. * (a)	9,470	89,492
		247,382
Crude Petroleum & Natural Gas - 4.49%
Chesapeake Energy Corp.	14,907	256,102
Hess Corp.	3,884	209,891
Newfield Exploration Company *	24,032	542,643
Pioneer Natural Resources Company	21,700	435,736
Southwestern Energy Company *	22,741	781,608

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Sunoco, Inc.	8,099	$321,854
Ultra Petroleum Corp. *	4,536	184,298
		2,732,132
Domestic Oil - 0.07%
Frontier Oil Corp.	3,669	43,808
Electrical Equipment - 1.90%
A.O. Smith Corp.	14,547	476,269
Cooper Industries, Ltd., Class A	28,075	677,730
		1,153,999
Electrical Utilities - 4.65%
Allegheny Energy, Inc.	13,782	485,816
Consolidated Edison, Inc.	6,665	269,199
DTE Energy Company	6,891	256,276
Mirant Corp. *	9,673	166,569
Pepco Holdings, Inc.	18,664	335,765
PG&E Corp.	14,196	540,016
Pinnacle West Capital Corp.	7,868	239,187
Wisconsin Energy Corp.	12,327	535,732
		2,828,560
Electronics - 1.94%
Agilent Technologies, Inc. *	29,420	553,978
Celestica, Inc. *	88,797	443,097
Flextronics International, Ltd. *	78,679	184,109
		1,181,184
Energy - 1.67%
McDermott International, Inc. *	14,812	144,417
Sempra Energy	18,619	868,949
		1,013,366
Financial Services - 0.97%
CIT Group, Inc.	85,271	284,805
Invesco, Ltd.	24,316	305,166
		589,971
Forest Products - 1.00%
Rayonier, Inc.	18,187	607,446
Gas & Pipeline Utilities - 3.79%
El Paso Corp.	58,788	434,443
Enbridge, Inc.	32,685	967,476
NiSource, Inc.	15,578	187,715
Questar Corp.	10,095	324,958
Transocean, Inc. *	5,816	388,974
		2,303,566
Healthcare Services - 0.66%
Humana, Inc. *	5,467	165,267
McKesson Corp.	6,833	238,745
		404,012
Holdings Companies/Conglomerates - 0.23%
Textron, Inc.	9,049	137,816
Homebuilders - 0.53%
Centex Corp.	7,053	64,606
D.R. Horton, Inc.	11,258	77,342
KB Home	6,986	81,247

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Pulte Homes, Inc.	9,407	$100,185
		323,380
Household Appliances - 0.69%
Whirlpool Corp.	10,679	420,539
Industrial Machinery - 3.57%
AGCO Corp. *	11,443	281,726
Cameron International Corp. *	21,100	445,210
Cummins, Inc.	9,493	242,831
Ingersoll-Rand Company, Ltd., Class A	36,066	565,515
Manitowoc Company, Inc.	37,666	296,808
Parker-Hannifin Corp.	3,421	140,535
Terex Corp. *	14,195	202,421
		2,175,046
Insurance - 16.43%
ACE, Ltd.	11,108	580,393
Aon Corp.	42,716	1,935,035
Assurant, Inc.	19,908	433,397
Axis Capital Holdings, Ltd.	40,478	1,024,498
Everest Re Group, Ltd.	28,610	2,244,741
Lincoln National Corp.	12,599	172,984
Loews Corp.	9,428	258,233
Marsh & McLennan Companies, Inc.	24,525	625,387
PartnerRe, Ltd.	26,664	1,865,413
Willis Group Holdings, Ltd.	18,511	427,049
XL Capital, Ltd., Class A	85,384	429,482
		9,996,612
International Oil - 0.73%
Nabors Industries, Ltd. *	9,805	142,173
Weatherford International, Ltd. *	23,534	300,529
		442,702
Internet Software - 1.11%
McAfee, Inc. *	22,242	674,600
Leisure Time - 1.99%
National Cinemedia, Inc.	33,689	274,228
Regal Entertainment Group, Class A	48,129	441,343
Royal Caribbean Cruises, Ltd. (a)	52,675	496,199
		1,211,770
Manufacturing - 3.92%
Eaton Corp.	25,808	1,195,943
Reddy Ice Holdings, Inc.	19,660	23,592
Rockwell Automation, Inc.	10,790	336,109
Stanley Works	26,017	827,080
		2,382,724
Metal & Metal Products - 0.19%
Timken Company	7,988	115,906
Mining - 0.33%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	8,361	200,580
Paper - 0.50%
MeadWestvaco Corp.	26,327	306,973
Petroleum Services - 1.95%
BJ Services Company	60,046	719,952

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
ENSCO International, Inc.	4,783	$155,017
Smith International, Inc.	8,051	235,411
Tesoro Corp.	8,362	76,847
		1,187,227
Pharmaceuticals - 2.61%
Hospira, Inc. *	6,874	206,426
King Pharmaceuticals, Inc. *	32,771	314,930
Mylan, Inc. * (a)	113,569	1,068,684
		1,590,040
Railroads & Equipment - 2.22%
CSX Corp.	20,038	746,215
Kansas City Southern *	27,470	602,142
		1,348,357
Real Estate - 3.27%
Avalon Bay Communities, Inc., REIT	7,379	447,684
Boston Properties, Inc., REIT	4,241	226,469
Equity Residential, REIT	22,076	671,773
General Growth Properties, Inc., REIT	66,686	92,027
Simon Property Group, Inc., REIT	971	46,122
The St. Joe Company, REIT * (a)	13,873	366,386
Ventas, Inc., REIT	6,150	141,327
		1,991,788
Retail Trade - 4.43%
Bed Bath & Beyond, Inc. *	9,722	197,259
Family Dollar Stores, Inc.	43,126	1,198,040
J.C. Penney Company, Inc.	3,339	63,408
Kohl's Corp. *	13,333	435,456
Macy's, Inc.	28,810	213,770
Nordstrom, Inc.	4,005	45,537
Ritchie Brothers Auctioneers, Inc. (a)	29,146	544,156
		2,697,626
Sanitary Services - 0.15%
Insituform Technologies, Inc., Class A *	5,489	88,977
Semiconductors - 3.56%
Intersil Corp., Class A	25,285	229,082
LSI Logic Corp. *	132,827	355,976
Maxim Integrated Products, Inc.	37,121	459,187
Microchip Technology, Inc.	24,630	455,655
Micron Technology, Inc. *	90,502	247,976
National Semiconductor Corp.	38,019	418,209
		2,166,085
Software - 1.05%
BMC Software, Inc. *	25,520	636,979
Steel - 0.68%
Nucor Corp.	11,583	413,281
Telecommunications Equipment &
Services - 1.10%
Embarq Corp.	11,741	383,226
Tellabs, Inc. *	67,958	283,385
		666,611
Telephone - 2.61%
CenturyTel, Inc.	15,724	417,630

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Qwest Communications International, Inc. (a)	228,347	$730,710
Windstream Corp.	49,976	442,787
		1,591,127
Tires & Rubber - 0.16%
Goodyear Tire & Rubber Company *	15,580	100,179
Tobacco - 3.64%
Lorillard, Inc.	36,651	2,214,820
Toys, Amusements & Sporting Goods - 0.64%
Hasbro, Inc.	14,497	388,520
TOTAL COMMON STOCKS (Cost $92,527,387)		$58,956,337

CONVERTIBLE BONDS - 0.39%
Telephone - 0.39%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	237,761
TOTAL CONVERTIBLE BONDS (Cost $408,455)		$237,761

SHORT TERM INVESTMENTS - 9.24%
Bank of America Corp.
0.30% due 12/01/2008	$2,200,000	$2,200,000
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	3,421,963	3,421,963
TOTAL SHORT TERM INVESTMENTS
(Cost $5,621,963)		$5,621,963
Total Investments (Mid Cap Value Equity Fund)
(Cost $98,557,805) - 106.53%		$64,816,061
Liabilities in Excess of Other Assets - (6.53)%		(3,970,314)
TOTAL NET ASSETS - 100.00%		$60,845,747

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.34%
Coal - 3.81%
CONSOL Energy, Inc.	315,386	$9,136,732
Peabody Energy Corp.	203,800	4,775,034
		13,911,766
Crude Petroleum & Natural Gas - 19.89%
Devon Energy Corp.	74,800	5,411,032
EOG Resources, Inc.	310,469	26,396,074
Marathon Oil Corp.	278,109	7,280,894
Newfield Exploration Company *	188,452	4,255,246
Noble Energy, Inc.	111,864	5,848,250
Penn West Energy Trust, ADR	144,300	2,103,894
Rosneft Oil Company, GDR *	781,619	3,103,027
Ultra Petroleum Corp. *	108,800	4,420,544
XTO Energy, Inc.	360,532	13,786,744
		72,605,705
Domestic Oil - 3.44%
Denbury Resources, Inc. *	384,000	3,659,520

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Suncor Energy, Inc.	386,314	$8,908,709
		12,568,229
Gas & Pipeline Utilities - 6.17%
Eni SpA, SADR	98,400	4,516,560
Equitable Resources, Inc.	234,760	7,833,941
OAO Gazprom, SADR	372,225	6,537,244
Transocean, Inc. *	54,579	3,650,244
		22,537,989
Gold - 3.87%
AngloGold Ashanti, Ltd., SADR	219,841	4,693,605
Barrick Gold Corp.	175,156	5,160,096
Gold Fields, Ltd.	517,702	4,285,535
		14,139,236
International Oil - 30.52%
BP PLC, SADR	295,427	14,384,341
Canadian Natural Resources, Ltd.	378,533	15,871,405
ConocoPhillips	78,228	4,108,534
EnCana Corp.	354,554	17,153,072
Exxon Mobil Corp.	229,105	18,362,766
Lukoil Oil Company, ADR (a)	261,927	8,250,700
Petroleo Brasileiro SA, ADR	478,896	10,028,082
Royal Dutch Shell PLC, ADR	273,469	14,616,918
Talisman Energy, Inc.	863,298	8,638,549
		111,414,367
Metal & Metal Products - 9.08%
Alumina, Ltd.	2,806,245	2,345,373
Cameco Corp. (a)	441,322	7,603,978
Companhia Vale Do Rio Doce, SADR	1,249,104	13,602,743
Sumitomo Metal Industries, Ltd.	1,796,000	4,624,641
Vedanta Resources PLC	524,773	4,958,769
		33,135,504
Mining - 5.15%
Anglo American PLC	160,885	3,830,222
Anglo Platinum, Ltd.	116,381	5,417,779
Freeport-McMoRan Copper & Gold, Inc.,
Class B	146,730	3,520,053
Xstrata PLC	416,974	6,010,684
		18,778,738
Petroleum Services - 11.48%
Baker Hughes, Inc.	214,700	7,478,001
Halliburton Company	264,802	4,660,515
Petro-Canada	218,131	5,932,558
Reliance Industries, Ltd., GDR	79,747	3,674,950
Total SA, ADR	247,262	13,043,071
Valero Energy Corp.	388,266	7,124,681
		41,913,776
Steel - 1.93%
ArcelorMittal (a)	152,925	3,621,264
POSCO, SADR (a)	59,500	3,436,125
		7,057,389
TOTAL COMMON STOCKS (Cost $543,534,531)		$348,062,699

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.12%
Mining - 0.12%
Anglo Platinum, Ltd., 6.38% * (j)	25,400	$420,814
TOTAL PREFERRED STOCKS (Cost $829,404)		$420,814

SHORT TERM INVESTMENTS - 5.80%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$21,162,750	$21,162,750
TOTAL SHORT TERM INVESTMENTS
(Cost $21,162,750)		$21,162,750

REPURCHASE AGREEMENTS - 3.23%
Credit Suisse Tri-Party Repurchase
Agreement dated 11/28/2008 at
0.32% to be repurchased at
$11,800,315 on 12/01/2008,
collateralized by $11,951,187
Federal National Mortgage
Association, 5.5% due 05/01/2048
(valued at $12,040,472, including
interest)	$11,800,000	$11,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,800,000)		$11,800,000
Total Investments (Natural Resources Fund)
(Cost $577,326,685) - 104.49%		$381,446,263
Liabilities in Excess of Other Assets - (4.49)%		(16,385,528)
TOTAL NET ASSETS - 100.00%		$365,060,735

Optimized All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.47%
Aerospace - 1.33%
Goodrich Corp.	419	$14,099
Lockheed Martin Corp.	381	29,379
		43,478
Agriculture - 0.48%
Bunge, Ltd.	367	15,583
Air Travel - 1.66%
AMR Corp. * (a)	1,725	15,145
Delta Air Lines, Inc. *	2,644	23,294
US Airways Group, Inc. *	2,623	15,633
		54,072
Auto Parts - 0.70%
LKQ Corp. *	2,205	22,976
Banking - 1.85%
Bank of America Corp.	3,371	54,779
Oriental Financial Group, Inc.	876	5,501
		60,280
Business Services - 0.36%
Insight Enterprises, Inc. *	1,107	4,506
R.R. Donnelley & Sons Company	571	7,286
		11,792

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable & Television - 0.86%
Comcast Corp., Class A	1,053	$18,259
Viacom, Inc., Class B *	620	9,871
		28,130
Chemicals - 0.87%
E.I. Du Pont de Nemours & Company	433	10,851
OM Group, Inc. *	284	5,603
Praxair, Inc.	202	11,928
		28,382
Commercial Services - 0.55%
AerCap Holdings NV *	1,706	7,899
Cenveo, Inc. *	2,627	9,877
		17,776
Computers & Business Equipment - 5.73%
Diebold, Inc.	627	17,556
Hewlett-Packard Company	2,238	78,956
International Business Machines Corp.	670	54,672
Juniper Networks, Inc. *	578	10,046
Metavante Technologies, Inc. *	1,467	25,335
		186,565
Correctional Facilities - 0.64%
The Geo Group, Inc. *	1,074	20,728
Cosmetics & Toiletries - 3.15%
Colgate-Palmolive Company	1,255	81,663
Kimberly-Clark Corp.	365	21,093
		102,756
Crude Petroleum & Natural Gas - 1.78%
Apache Corp.	222	17,161
Devon Energy Corp.	274	19,821
Plains Exploration & Production Company *	907	20,997
		57,979
Educational Services - 0.66%
Strayer Education, Inc.	90	21,565
Electrical Equipment - 4.47%
AMETEK, Inc.	1,251	43,697
Cooper Industries, Ltd., Class A	1,111	26,820
Emerson Electric Company	1,763	63,274
GrafTech International, Ltd. *	1,749	11,701
		145,492
Electrical Utilities - 2.42%
Edison International	1,835	61,289
Mirant Corp. *	1,011	17,410
		78,699
Electronics - 2.02%
Amphenol Corp., Class A	790	18,344
Avnet, Inc. *	1,538	21,901
Trimble Navigation, Ltd. *	1,256	25,572
		65,817
Energy - 1.73%
Nexen, Inc.	2,907	56,221
Financial Services - 7.94%
Bank of New York Mellon Corp.	546	16,495

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Barclays PLC, SADR	1,205	$13,556
Broadridge Financial Solutions, Inc.	1,522	17,351
Charles Schwab Corp.	1,815	33,269
IntercontinentalExchange, Inc. *	261	19,209
Lazard, Ltd., Class A	366	11,441
State Street Corp.	879	37,015
TD Ameritrade Holding Corp. *	1,874	24,924
Visa, Inc.	995	52,297
Wells Fargo & Company	1,149	33,195
		258,752
Food & Beverages - 4.89%
Flowers Foods, Inc.	2,628	70,378
The Coca-Cola Company	1,896	88,865
		159,243
Funeral Services - 0.13%
Hillenbrand, Inc.	270	4,298
Gas & Pipeline Utilities - 3.73%
Transocean, Inc. *	819	54,775
Williams Companies, Inc.	3,281	53,218
Williams Partners LP	973	13,661
		121,654
Healthcare Products - 7.11%
Baxter International, Inc.	879	46,499
Covidien, Ltd.	760	28,006
DENTSPLY International, Inc.	376	9,806
Herbalife, Ltd.	1,127	20,038
Johnson & Johnson	1,302	76,271
Qiagen NV *	1,465	23,630
St. Jude Medical, Inc. *	983	27,554
		231,804
Hotels & Restaurants - 1.94%
CEC Entertainment, Inc. *	547	9,414
McDonald's Corp.	703	41,301
Yum! Brands, Inc.	462	12,447
		63,162
Household Products - 1.70%
Jarden Corp. *	1,825	22,776
Tupperware Brands Corp.	1,652	32,495
		55,271
Industrial Machinery - 0.79%
CNH Global NV	1,524	25,847
Industrials - 0.76%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	1,188	24,853
Insurance - 4.00%
ACE, Ltd.	771	40,285
Allied World Assurance Holdings, Ltd.	489	17,291
ING Groep NV, SADR (a)	446	3,737
MetLife, Inc.	218	6,270
Progressive Corp.	1,021	15,335
Prudential Financial, Inc.	627	13,606

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Willis Group Holdings, Ltd.	1,467	$33,844
		130,368
International Oil - 3.75%
ConocoPhillips	970	50,944
Exxon Mobil Corp.	778	62,357
Weatherford International, Ltd. *	684	8,735
		122,036
Leisure Time - 0.31%
Walt Disney Company	450	10,134
Life Sciences - 0.50%
PerkinElmer, Inc.	899	16,236
Manufacturing - 1.09%
Snap-on, Inc.	333	12,005
SPX Corp.	632	23,586
		35,591
Metal & Metal Products - 0.19%
Metalico, Inc. *	2,418	6,069
Mining - 0.81%
Anglo American PLC, ADR	2,223	26,520
Petroleum Services - 2.38%
ENSCO International, Inc.	491	15,913
Petro-Canada	1,854	46,443
Valero Energy Corp.	828	15,194
		77,550
Pharmaceuticals - 4.64%
Abbott Laboratories	262	13,726
Celgene Corp. *	552	28,760
Eli Lilly & Company	594	20,285
Pfizer, Inc.	5,377	88,344
		151,115
Real Estate - 0.60%
Hospitality Properties Trust, REIT	885	10,142
Lexington Corporate Property Trust, REIT	1,959	9,501
		19,643
Retail Trade - 3.10%
Collective Brands, Inc. *	1,930	14,764
Ross Stores, Inc.	2,049	54,299
The Gap, Inc.	965	12,564
The TJX Companies, Inc.	850	19,397
		101,024
Sanitary Services - 3.73%
Allied Waste Industries, Inc. *	3,282	35,249
Ecolab, Inc.	369	14,166
Stericycle, Inc. *	1,260	72,198
		121,613
Semiconductors - 1.00%
PMC-Sierra, Inc. *	2,845	11,408
QLogic Corp. *	2,009	21,336
		32,744
Software - 7.41%
Adobe Systems, Inc. *	1,890	43,772

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. *	1,080	$31,169
Citrix Systems, Inc. *	428	11,410
Compuware Corp. *	2,914	18,504
Intuit, Inc. *	1,960	43,434
Nuance Communications, Inc. *	2,125	19,508
Oracle Corp. *	2,679	43,105
Sybase, Inc. *	1,242	30,603
		241,505
Steel - 0.84%
ArcelorMittal	195	4,617
United States Steel Corp.	747	22,709
		27,326
Telephone - 1.87%
AT&T, Inc.	1,114	31,816
CenturyTel, Inc.	580	15,405
Nippon Telegraph & Telephone Corp., ADR	618	13,565
		60,786
TOTAL COMMON STOCKS (Cost $4,434,395)		$3,143,435

SHORT TERM INVESTMENTS - 4.37%
Federal Home Loan Bank Consolidated Discount
Notes
zero coupon due 12/01/2008	$130,000	$130,000
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	12,248	12,248
TOTAL SHORT TERM INVESTMENTS
(Cost $142,248)		$142,248
Total Investments (Optimized All Cap Fund)
(Cost $4,576,643) - 100.84%		$3,285,683
Liabilities in Excess of Other Assets - (0.84)%		(27,351)
TOTAL NET ASSETS - 100.00%		$3,258,332

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.71%
Hotels & Restaurants - 2.52%
Marriott International, Inc., Class A	235,700	$3,957,403
Leisure Time - 0.54%
Gaylord Entertainment Company * (a)	92,900	853,751
Paper - 1.40%
Plum Creek Timber Company, Inc.	62,000	2,206,580
Real Estate - 84.25%
Alexandria Real Estate Equities, Inc., REIT	32,400	1,434,672
AMB Property Corp., REIT (a)	204,030	3,513,397
Avalon Bay Communities, Inc., REIT	110,890	6,727,696
Boston Properties, Inc., REIT	89,150	4,760,610
BRE Properties, Inc., Class A, REIT	193,940	5,694,078
Brookfield Properties Corp.	331,900	2,429,508
Camden Property Trust, REIT	189,700	5,021,359

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
CBL & Associates Properties, Inc., REIT (a)	487,600 $	1,984,532
Cousins Properties, Inc., REIT (a)	141,600	1,526,448
DCT Industrial Trust, Inc., REIT	593,400	2,658,432
Douglas Emmett, Inc., REIT (a)	284,700	2,903,940
EastGroup Properties, Inc., REIT	99,300	3,200,439
Equity One, Inc., REIT (a)	375,600	6,216,180
Equity Residential, REIT	272,050	8,278,482
Essex Property Trust, Inc., REIT	76,400	6,606,308
Federal Realty Investment Trust, REIT	85,880	4,967,299
Highwoods Properties, Inc., REIT	93,900	2,242,332
Host Hotels & Resorts, Inc., REIT	431,250	3,243,000
Kilroy Realty Corp., REIT	146,100	4,451,667
Kimco Realty Corp., REIT	342,900	4,852,035
LaSalle Hotel Properties, REIT	234,120	2,064,938
Macerich Company, REIT (a)	286,620	3,857,905
Mack-California Realty Corp., REIT	86,310	1,637,301
Post Properties, Inc., REIT	117,800	1,847,104
ProLogis, REIT (a)	143,770	550,639
Public Storage, Inc., REIT	73,200	5,115,948
Regency Centers Corp., REIT	196,450	6,995,585
Simon Property Group, Inc., REIT	253,280	12,030,800
SL Green Realty Corp., REIT	116,370	2,206,375
The St. Joe Company, REIT * (a)	48,100	1,270,321
Vornado Realty Trust, REIT	148,300	7,926,635
Weingarten Realty Investors, REIT	295,800	4,218,108
		132,434,073
TOTAL COMMON STOCKS (Cost $240,057,513)		$139,451,807

CONVERTIBLE BONDS - 4.46%
Real Estate - 4.46%
Boston Properties LP
2.875% due 02/15/2037	1,152,000	849,600
General Growth Properties LP
3.98% due 04/15/2027 (h)	9,766,000	586,375
Kilroy Realty LP
3.25% due 04/15/2012 (h)	2,788,000	1,775,819
Macerich Company
3.25% due 03/15/2012 (h)	1,903,000	797,521
ProLogis
2.25% due 04/01/2037	2,972,000	1,040,200
SL Green Realty Corp.
3.00% due 03/30/2027 (h)	2,171,000	1,134,348
Vornado Realty Trust
3.625% due 11/15/2026	1,191,000	821,790
		7,005,653
TOTAL CONVERTIBLE BONDS (Cost $15,429,902)		$7,005,653

SHORT TERM INVESTMENTS - 13.21%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$16,980,931	$16,980,931
T. Rowe Price Reserve Investment Fund,
2.7528%	3,777,730	3,777,730
TOTAL SHORT TERM INVESTMENTS
(Cost $20,758,661)		$20,758,661

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$250,001 on 12/01/2008,
collateralized by $240,000 Federal
National Mortgage Association, 5%
due 03/15/2016 (valued at
$256,500, including interest)	$250,000	$250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $250,000)		$250,000
Total Investments (Real Estate Equity Fund)
(Cost $276,496,076) - 106.54%		$167,466,121
Liabilities in Excess of Other Assets - (6.54)%		(10,273,765)
TOTAL NET ASSETS - 100.00%		$157,192,356

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.23%
Real Estate - 99.23%
American Campus Communities, Inc., REIT	62,500	$1,399,375
Avalon Bay Communities, Inc., REIT	67,424	4,090,614
BioMed Realty Trust, Inc., REIT	68,450	637,954
Boston Properties, Inc., REIT	66,550	3,553,770
BRE Properties, Inc., Class A, REIT	43,630	1,280,977
Camden Property Trust, REIT	22,300	590,281
Cogdell Spencer, Inc., REIT	18,250	146,000
DCT Industrial Trust, Inc., REIT	127,450	570,976
Digital Realty Trust, Inc., REIT	74,568	2,040,180
DuPont Fabros Technology, Inc., REIT	48,050	102,827
Entertainment Properties Trust, REIT	21,293	522,317
Equity Lifestyle Properties, Inc., REIT	36,711	1,270,201
Equity Residential, REIT	122,760	3,735,587
Extra Space Storage, Inc., REIT	92,600	819,510
Federal Realty Investment Trust, REIT	45,246	2,617,029
HCP, Inc., REIT	9,800	202,566
Hospitality Properties Trust, REIT	29,100	333,486
Host Hotels & Resorts, Inc., REIT	194,000	1,458,880
Kilroy Realty Corp., REIT	23,900	728,233
Kite Realty Group Trust, REIT	91,385	357,315
LaSalle Hotel Properties, REIT	19,500	171,990
Liberty Property Trust, REIT	87,000	1,663,440
LTC Properties, Inc., REIT	45,731	890,840
Macerich Company, REIT (a)	33,324	448,541
Medical Properties Trust, Inc., REIT	86,800	540,764
Nationwide Health Properties, Inc., REIT	50,829	1,150,260
Omega Healthcare Investors, REIT	78,600	1,040,664
Post Properties, Inc., REIT	62,875	985,880
Public Storage, Inc., REIT	61,280	4,282,859
Regency Centers Corp., REIT	84,620	3,013,318
Saul Centers, Inc., REIT	13,300	468,160
Senior Housing Properties Trust, REIT	97,790	1,362,215
Simon Property Group, Inc., REIT	111,493	5,295,917
SL Green Realty Corp., REIT	36,550	692,988

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Taubman Centers, Inc., REIT	60,750	$1,448,280
Ventas, Inc., REIT	150,774	3,464,787
Vornado Realty Trust, REIT	80,162	4,284,659
		57,663,640
TOTAL COMMON STOCKS (Cost $84,727,450)		$57,663,640

SHORT TERM INVESTMENTS - 0.71%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$410,750	$410,750
TOTAL SHORT TERM INVESTMENTS
(Cost $410,750)		$410,750
Total Investments (Real Estate Securities Fund)
(Cost $85,138,200) - 99.94%		$58,074,390
Other Assets in Excess of Liabilities - 0.06%		37,085
TOTAL NET ASSETS - 100.00%		$58,111,475

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 107.55%
Treasury Inflation Protected
Securities (d) - 107.27%
0.875% due 04/15/2010	$4,273,204	$3,973,080
1.75% due 01/15/2028	4,595,272	3,788,227
1.875% due 07/15/2013 to 07/15/2015	131,009,316	117,595,268
2.00% due 01/15/2014 to 01/15/2026	191,951,854	169,274,441
2.375% due 04/15/2011 to 01/15/2027	220,245,670	200,432,227
2.50% due 07/15/2016	758,373	696,814
2.625% due 07/15/2017	60,415,939	57,338,472
3.00% due 07/15/2012	36,326,185	34,725,581
3.375% due 01/15/2012	1,601,847	1,552,039
3.50% due 01/15/2011	59,812,036	57,555,089
3.625% due 04/15/2028	10,416,175	11,059,051
3.875% due 01/15/2009 to 04/15/2029	89,143,938	98,193,841
		756,184,130

U.S. Treasury Notes - 0.28%
3.625% due 12/31/2012	1,830,000	1,990,411
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $783,153,901)		$758,174,541

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.55%
Federal Home Loan Mortgage Corp. - 15.14%
4.50% due 05/15/2017	170,032	171,566
4.875% due 06/13/2018	100,000	105,583
5.00% due 02/16/2017 (a)	4,600,000	4,822,932
5.50% due 09/01/2037 to 11/01/2038	54,299,970	55,130,832
6.00% due 11/01/2036 to 08/01/2038	44,326,489	45,346,946
5.00% due 12/14/2018	1,200,000	1,135,308
		106,713,167

Federal National Mortgage
Association - 30.08%
3.864% due 10/01/2044 (b)	99,018	97,414

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
5.00% due 04/01/2037 to 10/01/2038		$4,382,756	$4,414,623
5.00% TBA **		1,000,000	1,005,195
5.50% due 03/01/2034 to 11/01/2038		114,274,213	116,296,764
5.50% TBA **		16,610,000	16,887,699
6.00% due 09/01/2035 to 10/01/2038		40,367,298	41,309,970
6.50% due 06/01/2035 to 09/01/2038		31,153,140	32,063,557
			212,075,222

Government National Mortgage
Association - 1.89%
6.00% due 08/15/2034 to 10/15/2038		12,999,998	13,297,853
Small Business Administration - 0.44%
4.504% due 02/10/2014		834,371	805,082
4.88% due 11/01/2024		2,330,562	2,312,169
			3,117,251
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $330,213,216)			$335,203,493

FOREIGN GOVERNMENT OBLIGATIONS - 3.58%
Japan - 3.58%
Government of Japan
0.80% due 12/10/2015	JPY	534,040,000	4,668,729
1.10% due 12/10/2016		899,360,000	7,936,803
1.20% due 06/10/2017		803,400,000	7,084,076
1.20% due 12/10/2017		378,750,000	3,335,314
1.40% due 06/10/2018		244,800,000	2,178,021
			25,202,943
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $24,777,186)			$25,202,943

CORPORATE BONDS - 23.19%
Advertising - 0.14%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	988,612
Banking - 5.80%
ANZ National International, Ltd.
6.20% due 07/19/2013 (h)		1,900,000	1,769,502
Barclays Bank PLC
5.45% due 09/12/2012		6,100,000	6,079,108
6.05% due 12/04/2017 (h)		5,200,000	4,435,600
7.434% due 09/29/2049 (b)(h)		600,000	402,466
7.70% due 12/31/2049 (b)(h)		200,000	152,368
HBOS PLC
6.75% due 05/21/2018 (h)		1,000,000	831,039
National Australia Bank, Ltd.
2.8375% due 02/08/2010 (b)(h)		7,600,000	7,600,570
5.35% due 06/12/2013 (h)		1,700,000	1,605,191
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	400,000	228,695
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(h)		$2,500,000	1,876,740
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		3,300,000	2,799,862
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		900,000	781,668

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Unicredito Italiano/New York NY, Series YCD
2.0225% due 05/18/2009 (b)		$11,000,000	$10,994,665
Wachovia Bank NA, BKNT
2.8806% due 12/02/2010 (b)		1,400,000	1,303,634
			40,861,108

Electrical Utilities - 0.09%
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018		700,000	645,495
Financial Services - 12.32%
Allstate Life Global Funding II, MTN
2.8225% due 05/21/2010 (b)		6,700,000	6,121,904
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,500,000	2,361,222
American Express Bank FSB
5.50% due 04/16/2013		900,000	797,725
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,200,000	1,766,002
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,200,000	1,766,002
American Express Company
7.00% due 03/19/2018		1,560,000	1,388,337
8.15% due 03/19/2038		450,000	417,606
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		2,400,000	2,416,313
7.25% due 02/01/2018		1,000,000	1,008,401
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (h)		7,800,000	7,126,844
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(h)		400,000	195,268
Capital One Financial Corp.
6.75% due 09/15/2017		1,000,000	898,790
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,100,000	663,542
Citigroup Funding, Inc., MTN
3.5563% due 05/07/2010 (b)		600,000	572,241
Citigroup, Inc.
3.505% due 01/30/2009 (b)		600,000	597,515
3.7988% due 12/28/2009 (b)		4,000,000	3,817,228
5.50% due 04/11/2013		1,300,000	1,183,097
6.125% due 05/15/2018		3,200,000	2,897,392
8.40% due 04/29/2049 (b)		2,800,000	1,652,000
Ford Motor Credit Company LLC
7.25% due 10/25/2011		6,350,000	2,808,643
7.80% due 06/01/2012		450,000	194,089
GATX Financial Corp.
5.80% due 03/01/2016		1,000,000	756,502
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(h)	EUR	100,000	70,184
6.375% due 11/15/2067 (b)		$800,000	511,769
6.50% due 09/15/2067 (b)(h)	GBP	4,500,000	4,065,957
General Electric Capital Corp., MTN
2.8588% due 12/12/2008 (b)		$500,000	499,928
Goldman Sachs Group, Inc.
6.15% due 04/01/2018		1,200,000	979,079
6.75% due 10/01/2037		5,300,000	3,435,652
Green Valley, Ltd.
8.993% due 01/10/2011 (b)(h)	EUR	400,000	488,177

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$600,000	$408,311
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		300,000	30,000
7.00% due 09/27/2027 ^		300,000	30,000
Lehman Brothers Holdings, Inc., EMTN
5.125% due 06/27/2014 ^	EUR	850,000	91,794
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,200,000	120,000
Lehman Brothers Holdings. Inc., EMTN
zero coupon due 04/05/2011 ^	EUR	36,000	3,888
Longpoint Re, Ltd.
8.0688% due 05/08/2010 (b)(h)		$800,000	783,920
Merna Reinsurance, Ltd., Series A
4.4119% due 07/07/2010 (b)		3,500,000	3,234,000
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,300,000	2,110,620
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		5,000,000	4,726,705
Morgan Stanley
4.7525% due 01/18/2011 (b)		2,000,000	1,738,672
Morgan Stanley, MTN
4.2325% due 05/14/2010 (b)		11,500,000	10,694,735
6.625% due 04/01/2018		1,900,000	1,579,823
Mystic Re, Ltd.
11.8106% due 12/05/2008 (b)(h)		500,000	499,850
12.6819% due 06/07/2011 (b)(h)		1,500,000	1,455,750
New York Life Global Funding
4.65% due 05/09/2013 (h)		1,800,000	1,713,951
Nuveen Investments, Inc.
10.50% due 11/15/2015 (h)		500,000	153,125
Pacific Life Global Funding
5.15% due 04/15/2013 (h)		600,000	557,808
Rabobank Nederland
4.7725% due 01/15/2009 (b)(h)		500,000	501,314
Residential Reinsurance 2007, Ltd., Series CL1
10.0606% due 06/07/2010 (b)(h)		2,200,000	2,162,160
TransCapitalInvest, Ltd. for OJSC AK Transneft
7.70% due 08/07/2013 (h)		1,300,000	872,514
Vita Capita II, Ltd.
4.7825% due 01/01/2010 (b)(h)		300,000	289,020
Vita Capital III, Ltd., Series B-II
5.0025% due 01/01/2012 (b)(h)		500,000	453,800
Wells Fargo & Company
4.375% due 01/31/2013		1,200,000	1,145,593
			86,814,762

Food & Beverages - 0.24%
Kraft Foods, Inc.
6.00% due 02/11/2013		900,000	880,412
6.125% due 02/01/2018		900,000	835,407
			1,715,819

Gas & Pipeline Utilities - 1.32%
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)		10,000,000	9,316,510
Healthcare Services - 0.03%
UnitedHealth Group, Inc.
4.875% due 02/15/2013		200,000	182,030

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants - 0.23%
Yum! Brands, Inc.
6.25% due 03/15/2018	$2,000,000	$1,646,382
Insurance - 1.39%
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	1,500,000	506,250
American International Group, Inc., MTN
5.85% due 01/16/2018	2,800,000	1,662,704
American International Group, Inc., Series 1
4.6125% due 10/18/2011 (b)	1,200,000	859,541
Foundation Re II, Ltd.
8.8988% due 11/26/2010 (b)(h)	600,000	577,260
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)	800,000	717,865
Pricoa Global Funding I
3.6063% due 06/26/2012 (b)(h)	7,600,000	5,509,848
		9,833,468
International Oil - 0.07%
Gaz Capital SA
7.343% due 04/11/2013 (h)	300,000	237,000
8.146% due 04/11/2018 (h)	400,000	256,000
		493,000
Publishing - 0.32%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (h)	2,500,000	2,252,022
Retail Trade - 0.67%
Black & Decker Corp.
4.75% due 11/01/2014	1,000,000	851,466
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	542,499
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	997,879
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	578,423
RPM International, Inc.
6.50% due 02/15/2018	1,000,000	911,952
Target Corp.
6.00% due 01/15/2018	1,000,000	854,237
		4,736,456

Software - 0.20%
Oracle Corp.
5.75% due 04/15/2018	1,500,000	1,405,863
Telephone - 0.14%
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,000,000	960,000
Tobacco - 0.23%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,614,735
TOTAL CORPORATE BONDS (Cost $195,033,194)		$163,466,262

MUNICIPAL BONDS - 1.20%
New Jersey - 0.07%
Tobacco Settlement Financing Corp. of New Jersey
5.00% due 06/01/2041	900,000	489,204

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.12%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	$700,000	$641,529
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	170,224
		811,753

Ohio - 0.07%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	510,264
Texas - 0.82%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036	3,800,000	3,484,524
North Texas Municipal Water District,Texas
5.00% due 09/01/2035	2,540,000	2,297,176
		5,781,700

West Virginia - 0.12%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	985,000	829,666
TOTAL MUNICIPAL BONDS (Cost $10,010,004)		$8,422,587

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.10%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	500,000	339,907
BCAP LLC Trust, Series 2006-AA2, Class A1
3.4288% due 01/25/2037 (b)	916,645	327,387
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4842% due 05/25/2033 (b)	282,239	249,513
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	1,802,071	1,527,567
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	809,859	637,259
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.13% due 08/25/2035 (b)	523,663	439,505
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	941,372	774,283
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	104,024	83,734
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	637,746	531,098
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	687,911	562,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	157,072	131,477

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.9125% due 06/15/2039 (b)	$750,000	$488,570
Federal Home Loan Mortgage Corp., Series 2979,
Class MB
5.50% due 11/15/2018	2,270,974	2,334,173
Federal National Mortgage Association, Series
2007-114, Class A6
1.595% due 10/27/2037 (b)	5,000,000	4,501,500
MASTR Alternative Loans Trust, Series 2006-2,
Class 2A1
1.795% due 03/25/2036 (b)	1,108,184	540,012
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
3.4388% due 06/25/2046 (b)	1,713,442	718,399
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-5, Class
3A6
6.268% due 07/25/2036	900,000	637,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,504,414)		$14,823,825

ASSET BACKED SECURITIES - 4.48%
BA Credit Card Trust, Series 2008-A5, Class A5
2.6225% due 12/16/2013 (b)	7,700,000	6,828,023
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.6019% due 07/25/2036 (b)(h)	152,690	134,573
Citigroup Mortgage Loan Trust Inc, Series
2007-OPX1, Class A5A
5.764% due 01/25/2037	900,000	629,790
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
2.3225% due 01/15/2011 (b)	8,300,000	8,029,269
Lehman XS Trust, Series 2006-10N, Class 1A1A
1.475% due 07/25/2046 (b)	78,538	76,829
SLM Student Loan Trust, Series 2008-9, Class A
5.035% due 04/25/2023 (b)	17,300,000	15,916,000
TOTAL ASSET BACKED SECURITIES
(Cost $34,113,809)		$31,614,484

PREFERRED STOCKS - 0.38%
Banking - 0.38%
Bank of America Corp., 8.00%	1,200,000	833,371
Bank of America Corp., Series L, 7.25%	1,000	605,000
Wachovia Corp., 7.98%	1,300,000	933,127
Wachovia Corp., Series L, 7.50%	500	313,500
		2,684,998
TOTAL PREFERRED STOCKS (Cost $4,000,000)		$2,684,998

TERM LOANS - 0.78%
Financial Services - 0.28%
DaimlerChrysler Financial Company
6.82% due 08/03/2012 (b)	3,754,519	1,983,636
Medical-Hospitals - 0.40%
HCA, Inc., Tranche B
6.0119% due 11/16/2013 (b)	3,733,500	2,788,070

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Paper - 0.10%
Georgia Pacific Corp.
4.6924% due 12/20/2012 (b)	$935,142	$703,694
TOTAL TERM LOANS (Cost $8,275,571)		$5,475,400

OPTIONS - 0.13%
Call Options - 0.13%
EUREX American Call on Euro-Bonds Futures
Expiration 02/20/2009 at $155.00 *	22,300,000	2,834
Over The Counter European Purchase Call on
FNMA TBA, 5.50%
Expiration 12/04/2008 at $108.00 *	12,500,000	0
Expiration 01/06/2009 at $109.00 *	109,000,000	1
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	500,000	12,468
Expiration 08/03/2009 at $3.45 *	3,300,000	82,289
Expiration 02/02/2009 at $3.50 *	26,800,000	736,057
Expiration 08/03/2009 at $3.85 *	2,400,000	75,296
		908,945

Put Options - 0.00%
EUREX American Put on Euro-Schatz Futures
Expiration 02/20/2009 at $100.00 *	500,000	32
Expiration 02/20/2009 at $103.00 *	9,100,000	578
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 12/04/2008 at $81.00 *	15,000,000	0
Over The Counter European Purchase Put on
GNMA TBA, 6.00%
Expiration 01/14/2009 at $60.00 *	8,000,000	0
Expiration 12/11/2008 at $81.00 *	5,000,000	0
Over The Counter European Purchase Put on
Treasury Inflation Index, 2.00%
Expiration 12/08/2008 at $65.00 *	104,700,000	1
Over The Counter European Purchase Put on
Treasury Inflation Index, 2.625%
Expiration 12/08/2008 at $65.00 *	60,000,000	1
U.S. Treasury Bonds Futures
Expiration 02/20/2009 at $70.00 *	15,000	234
		846
TOTAL OPTIONS (Cost $399,447)		$909,791

REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$6,078,025 on 12/01/2008,
collateralized by $6,080,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at $6,201,600,
including interest)	$6,078,000	$6,078,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,078,000)		$6,078,000

SHORT TERM INVESTMENTS - 4.39%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$4,700,760	$4,700,760

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 12/11/2008 to
02/26/2009	$24,760,000	$24,755,242
1.10% due 01/29/2009	1,490,000	1,489,951
TOTAL SHORT TERM INVESTMENTS
(Cost $30,945,953)		$30,945,953
Total Investments (Real Return Bond Fund)
(Cost $1,444,504,695) - 196.19%		$1,383,002,277
Liabilities in Excess of Other Assets - (96.19)%		(678,055,394)
TOTAL NET ASSETS - 100.00%		$704,946,883

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 85.97%
Federal National Mortgage Association
5.50%, TBA **	$110,000,000	$111,650,000
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $110,077,344)		$111,650,000

U.S. TREASURY NOTES - 14.03%
U.S. Treasury Notes
2.50%, due 03/31/2013	2,000,000	$2,082,188
3.125%, due 04/30/2013	600,000	$640,875
3.625%, due 12/31/2012	1,830,000	$1,990,410
4.25%, due 08/15/2014	2,000,000	$2,244,532
4.75%, due 08/15/2017	9,900,000	$11,260,478
TOTAL U.S. TREASURY
NOTES (Proceeds $17,961,412)		$18,218,483
Total Securities Sold Short (Real Return Bond Fund)
(Proceeds $128,038,756)		$129,868,483

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.99%
Aerospace - 1.39%
Teledyne Technologies, Inc. *	30,100	$1,222,662
Air Travel - 0.51%
Allegiant Travel Company *	10,410	449,087
Auto Parts - 0.15%
LKQ Corp. *	12,700	132,334
Banking - 1.30%
International Bancshares Corp.	21,190	497,965
Signature Bank *	21,500	640,700
		1,138,665
Biotechnology - 0.75%
Charles River Laboratories International, Inc. *	12,180	277,704

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cougar Biotechnology, Inc. *	11,110	$268,862
Human Genome Sciences, Inc. *	66,580	115,183
		661,749
Building Materials & Construction - 0.65%
Granite Construction, Inc.	13,300	570,437
Business Services - 5.36%
Ariba, Inc. *	93,860	755,573
FactSet Research Systems, Inc.	25,440	1,017,600
NCR Corp. *	65,360	992,165
Net 1 UEPS Technologies, Inc. *	58,600	597,720
Tetra Tech, Inc. *	66,900	1,340,676
		4,703,734
Cellular Communications - 3.18%
Cellcom Israel, Ltd.	39,400	912,504
MetroPCS Communications, Inc. *	128,310	1,878,458
		2,790,962
Chemicals - 2.10%
FMC Corp.	29,330	1,281,721
Solutia, Inc. *	82,800	563,040
		1,844,761
Commercial Services - 0.48%
Pool Corp.	24,360	419,723
Computers & Business Equipment - 2.81%
CACI International, Inc., Class A *	45,400	2,016,214
Sykes Enterprises, Inc. *	24,400	452,620
		2,468,834
Construction & Mining Equipment - 1.01%
Carbo Ceramics, Inc.	18,560	889,024
Containers & Glass - 2.60%
Mobile Mini, Inc. *	48,270	627,027
Pactiv Corp. *	35,540	888,145
Sealed Air Corp.	48,470	767,280
		2,282,452
Crude Petroleum & Natural Gas - 3.72%
Arena Resources, Inc. *	27,510	728,190
Cabot Oil & Gas Corp.	38,230	1,145,753
Forest Oil Corp. *	4,730	82,539
Penn Virginia Corp.	19,510	585,885
St. Mary Land & Exploration Company	36,000	723,960
		3,266,327
Drugs & Health Care - 1.68%
Perrigo Company	42,820	1,473,436
Educational Services - 1.37%
ITT Educational Services, Inc. *	13,350	1,202,568
Electrical Equipment - 3.16%
AMETEK, Inc.	23,100	806,883
FLIR Systems, Inc. *	63,370	1,965,737
		2,772,620
Electronics - 2.86%
Axsys Technologies, Inc. *	12,600	879,606
Cubic Corp.	33,900	896,316

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Itron, Inc. *	15,500	$734,390
		2,510,312
Energy - 1.86%
Covanta Holding Corp. *	81,890	1,633,706
Financial Services - 1.65%
Interactive Data Corp.	62,500	1,447,500
Food & Beverages - 1.71%
Ralcorp Holdings, Inc. *	24,070	1,505,819
Gas & Pipeline Utilities - 0.87%
UGI Corp.	32,810	766,442
Healthcare Products - 4.47%
AngioDynamics, Inc. *	87,200	1,040,296
Medicines Company *	57,100	736,019
Owens & Minor, Inc.	19,910	826,862
Volcano Corp. *	81,100	1,323,552
		3,926,729
Healthcare Services - 3.35%
Health Net, Inc. *	13,680	123,257
Healthsouth Corp. *	176,380	1,735,579
ICON PLC, SADR *	51,100	1,082,809
		2,941,645
Holdings Companies/Conglomerates - 1.33%
Liberty Acquisition Holdings Corp. *	143,800	1,171,970
Household Products - 1.54%
Jarden Corp. *	108,000	1,347,840
Industrial Machinery - 0.98%
Flowserve Corp.	17,140	862,656
Industrials - 3.22%
Aecom Technology Corp. *	106,750	2,827,807
Insurance - 5.44%
Allied World Assurance Holdings, Ltd.	34,370	1,215,323
Arch Capital Group, Ltd. *	16,210	1,098,876
PartnerRe, Ltd.	7,100	496,716
ProAssurance Corp. *	17,440	952,050
W.R. Berkley Corp.	35,820	1,018,362
		4,781,327
Internet Content - 0.45%
RightNow Technologies, Inc. *	49,000	394,940
Internet Service Provider - 2.41%
Equinix, Inc. *	14,870	675,247
Netease.com, Inc., ADR *	78,300	1,440,720
		2,115,967
Internet Software - 1.50%
McAfee, Inc. *	43,370	1,315,412
Investment Companies - 0.28%
iShares Russell 2000 Growth Index Fund	5,000	244,650
Life Sciences - 3.72%
American Ecology Corp.	60,000	1,060,800
Celera Corp. *	96,080	935,819

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences (continued)
Pharmaceutical Product Development, Inc.	48,300	$1,272,222
		3,268,841
Manufacturing - 1.93%
Snap-on, Inc.	46,950	1,692,548
Pharmaceuticals - 3.81%
Alexion Pharmaceuticals, Inc. *	4,710	158,539
Alkermes, Inc. *	74,100	546,858
Auxilium Pharmaceuticals, Inc. *	31,400	683,892
Cubist Pharmaceuticals, Inc. *	40,100	984,856
Onyx Pharmaceuticals, Inc. *	8,740	245,594
Regeneron Pharmaceuticals, Inc. *	47,200	729,712
		3,349,451
Railroads & Equipment - 0.33%
Kansas City Southern *	13,290	291,317
Retail Trade - 7.72%
Advance Auto Parts, Inc.	66,100	2,006,796
Big Lots, Inc. *	31,490	551,705
BJ's Wholesale Club, Inc. *	44,070	1,576,825
Dick's Sporting Goods, Inc. *	31,600	398,476
FGX International Holdings, Ltd. *	73,800	757,188
Foot Locker, Inc.	66,620	448,352
GameStop Corp., Class A *	47,700	1,042,245
		6,781,587
Sanitary Services - 1.43%
Waste Connections, Inc. *	44,370	1,252,565
Semiconductors - 2.81%
Microsemi Corp. *	63,400	1,235,666
ON Semiconductor Corp. *	184,470	538,652
Skyworks Solutions, Inc. *	129,250	696,658
		2,470,976
Software - 2.92%
Red Hat, Inc. *	90,000	832,500
Solera Holdings, Inc. *	88,640	1,734,685
		2,567,185
Telecommunications Equipment &
Services - 1.79%
Atheros Communications, Inc. *	29,220	426,612
NICE Systems, Ltd., ADR *	51,410	1,146,443
		1,573,055
Toys, Amusements & Sporting Goods - 1.84%
Marvel Entertainment, Inc. *	54,800	1,613,860
Trucking & Freight - 2.55%
Heartland Express, Inc.	45,800	707,152
Hub Group, Inc., Class A *	37,320	996,444
J.B. Hunt Transport Services, Inc.	19,950	534,860
		2,238,456
TOTAL COMMON STOCKS (Cost $94,605,022)		$85,183,938

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.74%
Investment Companies - 0.74%
iShares Russell 2000 Index Fund	13,800	$651,498
TOTAL INVESTMENT COMPANIES (Cost $628,940)		$651,498

REPURCHASE AGREEMENTS - 2.88%
Repurchase Agreement with State
Street Corp. dated 11/30/2008 at
0.05% to be repurchased at
$2,532,011 on 12/1/2008,
collateralized by $2,490,000
Federal Home Loan Bank, 4.375%
due 09/17/2010 (valued at
$2,584,122, including interest)	$2,532,000	$2,532,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,532,000)		$2,532,000
Total Investments (Small Cap Growth Fund)
(Cost $97,765,962) - 100.61%		$88,367,436
Liabilities in Excess of Other Assets - (0.61)%		(537,100)
TOTAL NET ASSETS - 100.00%		$87,830,336

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.75%
Advertising - 0.14%
inVentiv Health, Inc. *	3,724	$44,800
Marchex, Inc., Class B	2,812	15,691
ValueClick, Inc. *	9,637	59,460
		119,951
Aerospace - 1.56%
AAR Corp. *	4,315	73,096
Aerovironment, Inc. *	1,128	36,356
Argon ST, Inc. *	1,480	28,993
Curtiss-Wright Corp.	4,946	165,196
Ducommun, Inc.	1,221	20,415
Esterline Technologies Corp. *	3,259	120,290
GenCorp, Inc. *	6,894	19,717
HEICO Corp. (a)	2,471	79,393
Herley Industries, Inc. *	1,593	19,116
Integral Systems, Inc. *	1,886	45,264
LMI Aerospace, Inc. *	1,037	11,386
Moog, Inc., Class A *	4,731	152,244
Orbital Sciences Corp., Class A *	6,480	111,456
Teledyne Technologies, Inc. *	3,925	159,434
TransDigm Group, Inc. *	3,684	130,782
Triumph Group, Inc.	1,827	62,483
Woodward Governor Company	6,535	138,803
		1,374,424
Agriculture - 0.26%
AgFeed Industries, Inc. *	2,633	5,161
Alico, Inc.	450	14,603
Andersons, Inc.	2,044	25,877
Cadiz, Inc. *	1,489	18,151

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Agriculture (continued)
Fresh Del Monte Produce, Inc. *	4,688	$118,325
Maui Land & Pineapple, Inc. *	640	7,187
Omega Protein Corp. *	2,246	9,343
Tejon Ranch Company *	1,259	32,872
		231,519
Air Travel - 0.80%
Airtran Holdings, Inc. *	13,076	44,589
Alaska Air Group, Inc. *	3,982	91,387
Allegiant Travel Company *	1,477	63,718
Hawaiian Holdings, Inc. *	4,472	20,035
JetBlue Airways Corp. *	19,216	100,692
Republic Airways Holdings, Inc. *	3,901	54,497
SkyWest, Inc.	6,477	98,450
UAL Corp. *	14,011	157,624
US Airways Group, Inc. *	12,692	75,644
		706,636
Apparel & Textiles - 1.51%
American Apparel, Inc. * (a)	3,836	16,303
Bebe Stores, Inc.	4,262	26,339
Brown Shoe, Inc.	4,705	26,536
Carter's, Inc. *	6,267	118,509
Cherokee, Inc. (a)	908	14,610
Columbia Sportswear Company (a)	1,348	42,530
Crocs, Inc. *	8,639	10,972
Deckers Outdoor Corp. *	1,443	86,061
G & K Services, Inc., Class A	2,232	52,229
G-III Apparel Group, Ltd. *	1,531	12,141
Gymboree Corp. *	3,132	78,770
Iconix Brand Group, Inc. *	6,449	54,623
Interface, Inc., Class A	6,035	33,434
Jos. A. Bank Clothiers, Inc. * (a)	2,009	39,276
K-Swiss, Inc., Class A	2,910	36,666
Lululemon Athletica, Inc. *	2,033	19,964
Maidenform Brands, Inc. *	2,589	23,974
Movado Group, Inc.	1,812	24,462
Oxford Industries, Inc.	1,654	9,924
Perry Ellis International, Inc. *	1,570	8,509
Quiksilver, Inc. *	13,151	18,411
Skechers U.S.A., Inc., Class A *	3,654	43,994
Stage Stores, Inc.	4,363	25,218
Steven Madden, Ltd. *	1,983	33,929
Timberland Company, Class A *	5,315	53,947
True Religion Apparel, Inc. *	1,915	24,110
Under Armour, Inc., Class A * (a)	3,647	83,845
Unifi, Inc. *	5,196	24,161
Unifirst Corp.	1,592	44,114
Volcom, Inc. *	2,053	20,694
Warnaco Group, Inc. *	5,042	90,252
Weyco Group, Inc.	840	28,190
Wolverine World Wide, Inc.	5,463	105,272
		1,331,969
Auto Parts - 0.39%
American Axle & Manufacturing Holdings, Inc.	6,041	15,223
Amerigon, Inc. *	2,836	10,578
ArvinMeritor, Inc. (a)	8,449	33,374

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Commercial Vehicle Group, Inc. *	3,348	$3,750
Exide Technologies *	8,623	38,804
Federal Signal Corp.	5,460	38,329
Fuel Systems Solutions, Inc. *	1,359	47,008
Lear Corp. *	8,067	19,119
Modine Manufacturing Company	3,866	18,595
Superior Industries International, Inc. (a)	2,674	32,703
Tenneco, Inc. *	5,648	18,525
The Pep Boys - Manny, Moe & Jack	4,940	22,230
Titan International, Inc. (a)	3,890	37,111
Wonder Auto Technology, Inc. *	1,958	7,362
		342,711
Auto Services - 0.11%
Dollar Thrifty Automotive Group, Inc. *	2,441	3,027
Midas, Inc. *	1,788	14,805
Monro Muffler Brake, Inc.	1,828	37,309
RSC Holdings, Inc. *	5,338	43,451
		98,592
Automobiles - 0.11%
Americas Car Mart, Inc. *	1,174	10,965
Asbury Automotive Group, Inc.	3,830	19,265
Group 1 Automotive, Inc.	2,667	27,977
Rush Enterprises, Inc., Class A *	3,958	34,751
		92,958
Banking - 9.00%
1st Source Corp.	1,800	39,978
Abington Bancorp, Inc.	2,946	30,344
AMCORE Financial, Inc.	2,969	10,837
Ameris Bancorp	1,794	17,151
Anchor BanCorp Wisconsin, Inc.	2,850	8,351
Arrow Financial Corp.	1,154	33,454
BancFirst Corp.	917	40,265
Banco Latinoamericano de
Exportaciones, S.A.	3,300	41,811
BancTrust Financial Group, Inc.	2,214	27,631
Bank Mutual Corp.	5,498	56,355
Bank of the Ozarks, Inc.	1,405	38,244
BankFinancial Corp.	2,406	26,298
Banner Corp.	1,851	19,176
Beneficial Mutual Bancorp, Inc. *	3,732	43,851
Berkshire Hill Bancorp, Inc.	1,473	42,717
Boston Private Financial Holdings, Inc.	6,391	44,162
Brookline Bancorp, Inc.	6,549	73,938
Capital City Bank Group, Inc.	1,422	42,006
Capitol Bancorp, Ltd.	1,887	10,379
Cardinal Financial Corp.	3,083	16,371
Cascade Bancorp (a)	2,929	19,917
Cathay General Bancorp, Inc. (a)	5,596	114,830
Central Pacific Financial Corp.	3,373	43,174
Chemical Financial Corp.	2,773	68,576
Citizens Banking Corp.	15,201	35,874
City Bank	1,789	11,790
Clifton Savings Bancorp, Inc.	1,426	16,741
CoBiz, Inc.	2,356	25,775
Colonial Bancgroup, Inc. (a)	23,081	57,933

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Columbia Banking System, Inc.	2,224	$22,351
Community Bank Systems, Inc.	3,779	87,144
Community Trust Bancorp, Inc.	1,814	59,227
Corus Bankshares, Inc. (a)	5,643	6,715
CVB Financial Corp.	7,570	85,011
Danvers Bancorp, Inc.	2,165	27,582
Dime Community Bancorp, Inc.	2,706	36,504
East West Bancorp, Inc.	7,177	106,220
Enterprise Financial Services Corp.	491	7,144
ESSA Bancorp, Inc.	2,095	28,220
F.N.B. Corp.	9,767	120,720
First BanCorp (PR)	8,100	88,614
First Bancorp	1,832	31,584
First Busey Corp. (a)	3,040	52,075
First Commonwealth Financial Corp.	8,384	100,692
First Community Bancshares, Inc.	1,137	33,007
First Financial BanCorp	4,446	55,575
First Financial Bankshares, Inc. (a)	2,381	124,407
First Financial Corp.	1,341	55,866
First Financial Holdings, Inc.	1,383	30,689
First Merchants Corp.	2,218	44,737
First Midwest BanCorp, Inc.	5,588	102,875
First Niagara Financial Group, Inc.	13,175	204,344
First Place Financial Corp.	2,188	9,430
First South Bancorp, Inc. (a)	394	4,925
FirstFed Financial Corp. *	1,807	6,812
FirstMerit Corp.	9,166	201,652
Flushing Financial Corp.	2,528	34,532
Frontier Financial Corp.	5,765	16,488
Glacier Bancorp, Inc.	6,123	108,867
Greene County Bancshares, Inc.	1,600	26,096
Greenhill & Company, Inc. (a)	1,908	129,935
Guaranty Bancorp *	6,836	13,535
Guaranty Financial Group, Inc. * (a)	4,827	13,033
Hancock Holding Company	2,926	126,140
Hanmi Financial Corp.	4,940	11,609
Harleysville National Corp.	3,726	52,239
Heartland Financial USA, Inc.	1,645	35,516
Heritage Commerce Corp.	1,400	17,402
Home Bancshares, Inc.	1,609	42,510
Home Federal Bancorp, Inc.	958	10,069
IBERIABANK Corp.	1,498	78,870
Independent Bank Corp.	1,997	47,309
Integra Bank Corp.	3,498	8,885
International Bancshares Corp.	5,848	137,428
Investors Bancorp, Inc. *	4,933	69,062
Lakeland Bancorp, Inc.	2,657	25,906
Lakeland Financial Corp.	1,542	34,217
MainSource Financial Group, Inc.	2,464	38,414
MB Financial, Inc.	3,997	104,282
Midwest Banc Holdings, Inc.	3,413	6,075
Nara Bancorp, Inc.	2,933	31,852
National Penn Bancshares, Inc.	9,043	139,081
NBT Bancorp, Inc.	3,702	98,177
NewAlliance Bancshares, Inc.	12,094	166,655
Northfield Bancorp, Inc.	2,286	26,883

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Northwest Bancorp, Inc.	1,928	$41,317
OceanFirst Financial Corp.	1,148	17,128
Old National Bancorp	7,519	129,176
Old Second Bancorp, Inc. (a)	1,701	25,481
Oriental Financial Group, Inc.	2,994	18,802
Oritani Financial Corp. *	1,510	25,474
Pacific Capital Bancorp	5,275	83,345
PacWest Bancorp	2,836	75,438
Park National Corp.	1,284	87,941
Pennsylvania Commerce Bancorp, Inc. *	722	19,711
Peoples Bancorp, Inc.	1,392	24,276
Pinnacle Financial Partners, Inc. *	2,602	71,555
PremierWest Bancorp	2,284	15,531
PrivateBancorp, Inc.	2,459	76,622
Prosperity Bancshares, Inc.	4,463	147,324
Provident Bankshares Corp.	3,900	36,738
Provident Financial Services, Inc.	6,679	100,118
Provident New York Bancorp	4,790	58,199
Renasant Corp.	2,500	48,375
Republic Bancorp, Inc., Class A (a)	1,141	25,273
Roma Financial Corp.	1,099	16,177
S & T Bancorp, Inc.	2,765	93,982
S.Y. Bancorp, Inc.	1,627	43,099
Sandy Spring Bancorp, Inc.	2,041	39,942
SCBT Financial Corp.	1,254	42,573
Seacoast Banking Corp. of Florida	2,218	10,957
Sierra Bancorp (a)	994	20,069
Signature Bank *	3,992	118,962
Simmons First National Corp., Class A	1,656	48,653
Southside Bancshares, Inc.	1,547	34,421
Southwest Bancorp, Inc.	1,797	25,679
StellarOne Corp.	2,754	45,413
Sterling Bancorp	2,263	29,442
Sterling Bancshares, Inc.	8,578	57,473
Sterling Financial Corp.	5,864	31,196
Suffolk Bancorp	1,181	39,091
Sun Bancorp, Inc. of New Jersey *	2,013	15,782
Susquehanna Bancshares, Inc.	9,743	148,873
SVB Financial Group *	3,385	135,569
Texas Capital Bancshares, Inc. *	3,236	51,938
The South Financial Group, Inc.	8,712	37,636
Tompkins Trustco, Inc.	675	37,091
TowneBank/Portsmouth VA	2,443	54,723
Trico Bancshares	1,652	39,334
TrustCo Bank Corp., NY	8,709	92,228
Trustmark Corp.	5,674	113,253
UCBH Holdings, Inc.	12,592	58,427
Umpqua Holdings Corp. (a)	6,899	91,343
Union Bankshares Corp.	637	14,485
United Bankshares, Inc.	4,300	142,975
United Community Banks, Inc.	4,705	62,012
United Financial Bancorp, Inc.	2,165	28,535
United Security Bancshares	762	8,298
Univest Corp. of Pennsylvania	618	19,356
ViewPoint Financial Group	1,371	21,922
Washington Trust Bancorp, Inc.	1,501	29,450

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
WesBanco, Inc.	3,111	$80,357
West Coast Bancorp	2,164	10,604
WestAmerica Bancorp (a)	3,296	175,215
Western Alliance Bancorp * (a)	2,299	25,335
Westfield Financial, Inc.	3,802	39,237
Wilshire Bancorp, Inc.	2,341	16,059
Wintrust Financial Corp.	2,740	56,526
WSFS Financial Corp.	735	32,164
Yadkin Valley Financial Corp.	1,496	22,560
		7,929,358
Biotechnology - 1.97%
Acorda Therapeutics, Inc. *	4,123	74,709
Affymetrix, Inc. *	7,949	21,780
Alnylam Pharmaceuticals, Inc. *	3,953	72,063
AMAG Pharmaceuticals, Inc. *	1,892	63,723
Arena Pharmaceuticals, Inc. *	8,398	32,416
Arqule, Inc. *	5,045	17,102
Bio Reference Labs, Inc. *	1,289	28,732
BioMimetic Therapeutics, Inc. *	1,496	12,866
Bio-Rad Laboratories, Inc., Class A *	2,092	155,143
Cougar Biotechnology, Inc. *	1,663	40,245
Cytokinetics, Inc. *	4,394	11,380
Discovery Laboratories, Inc. *	10,883	10,774
Exelixis, Inc. *	11,876	36,697
Genomic Health, Inc. * (a)	1,554	28,796
Geron Corp. * (a)	8,842	30,947
GTx, Inc. *	2,092	30,899
Human Genome Sciences, Inc. * (a)	15,485	26,789
Idera Pharmaceuticals, Inc. *	2,375	16,696
Immucor, Inc. *	7,768	188,529
Integra LifeSciences Holdings Corp. *	1,962	61,783
Intermune, Inc. *	3,556	40,930
Lexicon Genetics, Inc. *	9,523	16,284
Life Sciences Research, Inc. *	996	9,791
Martek Biosciences Corp. *	3,631	101,486
Medarex, Inc. *	14,239	71,907
Medivation, Inc. *	2,846	42,434
Momenta Pharmaceuticals, Inc. *	2,778	24,724
Myriad Genetics, Inc. *	4,954	293,673
Nabi Biopharmaceuticals *	6,149	24,534
Nektar Therapeutics *	10,379	49,300
Neurocrine Biosciences, Inc. *	4,535	14,104
Orexigen Therapeutics, Inc. *	2,337	16,336
Osiris Therapeutics, Inc. * (a)	1,654	31,476
Pharmanet Development Group, Inc. *	2,395	2,898
Progenics Pharmaceuticals, Inc. *	3,024	28,032
Sangamo Biosciences, Inc. *	4,345	10,689
		1,740,667
Broadcasting - 0.21%
Belo Corp., Class A	11,017	21,263
CKX, Inc. *	6,104	26,858
Cox Radio, Inc., Class A *	3,256	18,885
Entercom Communications Corp.	2,917	3,179
Entravision Communications Corp., Class A *	6,687	5,149
Fisher Communications, Inc. *	813	18,211

The accompanying notes are an integral part of the financial statements.
185

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PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting (continued)
Global Traffic Network, Inc. *	1,523	$10,631
Journal Communications, Inc.	5,747	13,620
Mediacom Communications Corp., Class A *	4,744	12,002
RHI Entertainment, Inc. *	1,711	6,998
Sinclair Broadcast Group, Inc., Class A	6,804	21,501
World Wrestling Entertainment, Inc., Class A	2,278	26,493
		184,790
Building Materials & Construction - 0.97%
Apogee Enterprises, Inc.	3,293	25,686
Beacon Roofing Supply, Inc. *	4,911	58,048
China Architectural Engineering, Inc. * (a)	2,016	5,846
Drew Industries, Inc. *	2,265	31,846
Dycom Industries, Inc. *	4,512	26,801
EMCOR Group, Inc. *	7,515	118,512
Granite Construction, Inc.	3,652	156,634
Griffon Corp. *	4,923	39,384
Interline Brands, Inc. *	3,671	33,920
LSI Industries, Inc.	2,287	15,712
NCI Building Systems, Inc. *	2,206	33,575
Orion Marine Group, Inc. *	2,551	19,515
Perini Corp. * (a)	5,579	106,838
Quanex Building Products Corp.	4,195	38,846
Sterling Construction Company, Inc. *	1,304	21,464
Texas Industries, Inc. (a)	2,597	80,144
Trex Company, Inc. *	1,716	23,269
U.S. Concrete, Inc. *	4,820	15,520
United States Lime & Minerals, Inc. *	239	6,412
		857,972
Business Services - 4.54%
3PAR, Inc. *	3,015	24,874
ABM Industries, Inc.	4,856	81,921
Acxiom Corp.	6,836	51,338
Administaff, Inc.	2,400	40,992
AMERCO, Inc. *	1,051	38,940
Arbitron, Inc.	2,992	41,978
Ariba, Inc. *	9,525	76,676
Black Box Corp.	1,960	47,981
Bowne & Company, Inc.	3,294	11,727
CDI Corp.	1,537	15,723
China Security & Surveillance Technology, Inc. *	3,208	18,382
(a)
Chindex International, Inc. *	1,324	7,944
Coinstar, Inc. *	3,093	57,406
Compass Diversified Trust	2,761	27,638
Compucredit Corp. * (a)	2,190	7,336
comScore, Inc. *	2,023	18,854
COMSYS IT Partners, Inc. *	1,907	6,083
Constant Contact, Inc. *	2,293	31,987
Core-Mark Holding Company, Inc. *	1,114	22,414
CoStar Group, Inc. *	2,170	70,785
CRA International, Inc. *	1,250	36,275
CSG Systems International, Inc. *	3,889	65,491
Deluxe Corp.	5,736	60,343
DG Fastchannel, Inc. *	2,014	33,734
Electro Rent Corp.	2,481	27,365

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Ennis Business Forms, Inc.	2,895	$29,442
Euronet Worldwide, Inc. *	5,292	45,141
Exponent, Inc. *	1,651	50,389
EZCORP, Inc., Class A *	4,282	70,610
Fair Isaac Corp.	5,412	76,526
Forrester Research, Inc. *	1,725	39,537
Gartner Group, Inc., Class A *	6,558	100,731
Gevity HR, Inc.	2,802	4,455
Global Cash Access, Inc. *	4,710	14,554
Global Sources, Ltd. *	1,954	12,623
GSI Commerce, Inc. * (a)	2,636	20,983
Harte-Hanks, Inc.	4,144	24,740
Heidrick & Struggles International, Inc.	1,933	40,013
Hill International, Inc. *	2,710	14,905
Hudson Highland Group, Inc. *	3,001	9,423
Huron Consulting Group, Inc. *	2,304	120,038
ICF International, Inc. *	755	14,798
infoGROUP, Inc.	3,785	14,875
Informatica Corp. *	9,836	136,524
Insight Enterprises, Inc. *	5,298	21,563
Jackson Hewitt Tax Service, Inc.	3,188	41,030
Kelly Services, Inc., Class A	2,954	34,414
Kendle International, Inc. *	1,468	30,050
Kenexa Corp. *	2,601	15,710
Kforce, Inc. *	3,515	23,902
Korn/Ferry International *	5,157	63,483
LECG Corp. *	3,135	16,490
Macrovision Solutions Corp. *	9,166	107,792
MAXIMUS, Inc.	2,053	64,464
McGrath Rentcorp	2,651	47,665
Michael Baker Corp. *	831	27,340
MPS Group, Inc. *	10,500	69,510
Navigant Consulting Company *	5,361	101,376
Net 1 UEPS Technologies, Inc. *	5,021	51,214
On Assignment, Inc. *	4,062	23,356
OraSure Technologies, Inc. *	5,287	18,187
Parexel International Corp. *	6,335	52,707
PC Mall, Inc. *	1,466	5,395
Perot Systems Corp., Class A *	9,561	119,321
PHH Corp. *	6,157	46,916
Pre-Paid Legal Services, Inc. * (a)	895	35,800
PRG-Schultz International, Inc. *	1,906	8,539
Resource America, Inc.	1,415	5,943
Resources Connection, Inc. *	5,058	87,554
Rollins, Inc.	4,585	79,412
ScanSource, Inc. *	2,924	49,737
Schawk, Inc., Class A	1,691	23,116
Seachange International, Inc. *	3,580	28,354
SonicWALL, Inc. *	6,088	23,865
Sotheby's (a)	7,504	74,590
Sourcefire, Inc. *	2,351	13,589
Spherion Corp. *	6,503	14,632
SRA International, Inc., Class A *	4,640	69,693
Standard Parking Corp. *	1,003	20,060
Stanley, Inc. *	973	31,039
SuccessFactors, Inc. *	2,777	17,217

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
SYNNEX Corp. *	2,006	$20,983
Syntel, Inc.	1,436	34,493
TeleTech Holdings, Inc. *	4,378	38,614
Tetra Tech, Inc. *	6,540	131,062
The Hackett Group, Inc. *	4,706	14,024
TrueBlue, Inc. *	4,981	36,909
Tyler Technologies, Inc. *	4,205	53,109
Viad Corp.	2,326	62,127
Volt Information Sciences, Inc. *	1,565	9,515
VSE Corp.	466	15,546
Watson Wyatt Worldwide, Inc., Class A	4,707	189,786
Wind River Systems, Inc. *	7,993	66,662
		4,002,349
Cable & Television - 0.11%
Knology, Inc. *	3,381	19,204
Lin TV Corp. *	3,129	4,631
Outdoor Channel Holdings, Inc. *	2,022	12,294
TiVo, Inc. *	11,439	57,424
		93,553
Cellular Communications - 0.20%
Brightpoint, Inc. *	5,717	23,554
iPCS, Inc. *	2,072	15,437
Novatel Wireless, Inc. *	3,686	14,117
RF Micro Devices, Inc. *	27,128	36,080
Syniverse Holdings, Inc. *	5,704	55,728
USA Mobility, Inc. *	2,719	29,637
		174,553
Chemicals - 1.62%
A. Schulman, Inc.	3,044	41,307
Aceto Corp.	2,813	24,867
Albany Molecular Research, Inc. *	2,637	25,025
American Vanguard Corp.	2,079	20,291
Arch Chemicals, Inc.	2,762	79,767
Balchem Corp.	2,011	52,346
Calgon Carbon Corp. *	4,563	58,270
Cambrex Corp. *	3,552	12,361
Ferro Corp.	4,866	31,288
H.B. Fuller Company	5,361	95,104
ICO, Inc. *	3,248	14,584
Innophos Holdings, Inc.	1,184	19,512
Innospec, Inc.	2,786	16,047
Landec Corp. *	2,696	18,710
LSB Industries, Inc. *	2,010	18,050
Metabolix, Inc. *	2,174	15,196
Minerals Technologies, Inc.	2,071	97,233
Newmarket Corp.	1,491	49,919
Nl Industries, Inc.	790	9,053
Olin Corp.	8,282	135,659
OM Group, Inc. *	3,412	67,319
Penford Corp.	1,341	15,113
PolyOne Corp. *	10,634	30,094
Quaker Chemical Corp.	1,203	15,410
Rockwood Holdings, Inc. *	4,722	42,215
Sensient Technologies Corp.	5,343	128,446
ShengdaTech, Inc. * (a)	3,534	14,065

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Solutia, Inc. *	10,532	$71,618
Spartech Corp.	3,570	20,706
Stepan Company	717	32,968
Valence Technology, Inc. *	6,256	12,324
W. R. Grace & Company *	8,104	41,574
Westlake Chemical Corp. (a)	2,122	35,819
Zep, Inc.	2,306	41,762
Zoltek Companies, Inc. *	3,118	25,100
		1,429,122
Coal - 0.11%
International Coal Group, Inc. *	14,404	40,907
James River Coal Company * (a)	3,083	35,023
National Coal Corp. *	3,611	6,789
Westmoreland Coal Company *	1,201	11,385
		94,104
Colleges & Universities - 0.17%
Corinthian Colleges, Inc. *	9,482	152,471
Commercial Services - 0.76%
CBIZ, Inc. *	5,022	40,327
Cenveo, Inc. *	5,655	21,263
Chemed Corp.	2,473	100,799
DynCorp International, Inc. *	2,749	40,823
Exlservice Holdings, Inc. *	1,701	12,077
First Advantage Corp., Class A *	1,233	15,499
Great Lakes Dredge & Dock Company	4,500	12,060
HMS Holdings Corp. *	2,783	82,098
Live Nation, Inc. *	8,458	41,360
Odyssey Marine Exploration, Inc. *	5,493	18,072
Perficient, Inc. *	3,695	11,270
Pool Corp.	5,323	91,715
Riskmetrics Group, Inc. *	2,394	35,766
Team, Inc. *	2,065	58,274
TNS, Inc. *	2,829	24,188
Waste Services, Inc. *	2,801	17,674
Wright Express Corp. *	4,333	49,310
		672,575
Computers & Business Equipment - 2.90%
3Com Corp. *	44,923	90,295
3D Systems Corp. *	2,053	14,884
Acme Packet, Inc. *	3,233	12,609
Agilysys, Inc.	3,034	11,499
Avocent Corp. *	4,978	93,636
Benchmark Electronics, Inc. *	7,525	95,417
BigBand Networks, Inc. *	3,817	13,894
Blue Coat Systems, Inc. *	3,692	32,822
CACI International, Inc., Class A * (a)	3,325	147,663
Cogent, Inc. *	4,612	61,985
Compellent Technologies, Inc. *	1,598	17,163
Cray, Inc. *	3,999	7,518
Data Domain, Inc. * (a)	3,623	58,874
Digi International, Inc. *	2,993	27,596
Echelon Corp. *	3,369	21,528
Electronics for Imaging, Inc. *	5,925	57,887
EMS Technologies, Inc. *	1,783	43,166
Extreme Networks, Inc. *	10,280	21,588

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Falconstor Software, Inc. *	4,632	$13,433
Foundry Networks, Inc. *	16,197	250,892
Furmanite Corp. *	4,093	22,020
Gerber Scientific, Inc. *	2,961	7,106
Hurco Companies, Inc. *	753	12,628
Hypercom Corp. *	6,087	4,809
Immersion Corp. *	3,604	13,948
Intermec, Inc. *	6,846	90,915
Internap Network Services Corp. *	5,937	16,267
Isilon Systems, Inc. *	2,976	9,702
Ixia *	4,957	30,436
Jack Henry & Associates, Inc.	8,283	152,490
L-1 Identity Solutions, Inc. *	7,301	42,638
Limelight Networks, Inc. *	3,305	8,957
MICROS Systems, Inc. *	9,064	150,916
MTS Systems Corp.	1,989	51,734
NCI, Inc. *	749	21,556
Ness Technologies, Inc. *	4,502	21,204
Netezza Corp. *	4,424	31,941
NETGEAR, Inc. *	3,954	47,843
Netscout Systems, Inc. *	3,341	26,561
Palm, Inc. * (a)	12,120	28,967
Parametric Technology Corp. *	12,765	147,563
Phoenix Technology, Ltd. *	3,348	11,182
Plexus Corp. *	4,483	74,777
Rackable Systems, Inc. *	3,370	13,446
Radiant Systems, Inc. *	3,238	15,866
RadiSys Corp. *	2,638	15,828
Rimage Corp. *	1,130	15,956
SI International, Inc. *	1,484	45,321
Sigma Designs, Inc. *	2,969	27,701
Silicon Storage Technology, Inc. *	9,461	28,667
Smart Modular Technologies (WWH), Inc. *	5,483	4,935
Standard Microsystems Corp. *	2,531	38,572
STEC, Inc. *	3,514	19,151
Stratasys, Inc. *	2,339	26,103
Super Micro Computer, Inc. *	2,535	13,207
Sykes Enterprises, Inc. *	3,669	68,060
Synaptics, Inc. *	3,771	82,849
Trident Microsystems, Inc. *	7,523	12,639
Virtusa Corp. *	1,174	5,823
		2,554,633
Construction & Mining Equipment - 0.37%
Astec Industries, Inc. *	2,027	61,317
Carbo Ceramics, Inc. (a)	2,259	108,206
Gulf Islands Fabrication, Inc.	1,411	20,332
Kaman Corp., Class A	2,828	66,628
Layne Christensen Company *	2,146	48,457
Matrix Service Company *	2,956	22,584
		327,524
Construction Materials - 0.67%
Ameron International Corp.	1,024	55,173
Applied Industrial Technologies, Inc.	4,687	89,334
Clarcor, Inc.	5,595	179,656

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Columbus McKinnon Corp. *	2,183	$25,585
Comfort Systems USA, Inc.	4,506	37,625
Louisiana-Pacific Corp.	11,957	27,621
Simpson Manufacturing Company, Inc. (a)	4,120	107,120
Standex International Corp.	1,412	29,765
Universal Forest Products, Inc.	1,878	39,494
		591,373
Containers & Glass - 0.25%
Graphic Packaging Holding Company *	16,815	27,745
Mobile Mini, Inc. *	3,873	50,310
Silgan Holdings, Inc.	2,791	126,265
TAL International Group, Inc.	1,692	19,103
		223,423
Correctional Facilities - 0.16%
Cornell Corrections, Inc. *	1,245	29,382
The Geo Group, Inc. *	5,669	109,412
		138,794
Cosmetics & Toiletries - 0.44%
Chattem, Inc. *	1,898	137,738
Elizabeth Arden, Inc. *	2,684	37,844
Helen of Troy, Ltd. *	3,387	53,041
Intermediate Parfums, Inc.	1,615	11,886
Nu Skin Enterprises, Inc., Class A	5,479	58,954
Sally Beauty Holdings, Inc. *	10,540	45,849
Steiner Leisure, Ltd. *	1,830	44,268
		389,580
Crude Petroleum & Natural Gas - 1.58%
Abraxas Petroleum Corp. *	5,409	6,707
Allis-Chalmers Energy, Inc. *	3,209	20,249
American Oil & Gas, Inc. *	4,955	4,707
Arena Resources, Inc. *	4,206	111,333
Bill Barrett Corp. *	4,095	91,605
BMB Munai, Inc. *	4,298	5,115
Carrizo Oil & Gas, Inc. * (a)	3,071	63,570
Concho Resources, Inc. *	6,161	145,338
Contango Oil & Gas Company *	1,471	77,286
Endeavour International Corp. *	13,645	8,596
Energy XXI Bermuda, Ltd.	7,280	8,081
EXCO Resources, Inc. *	16,739	128,388
FX Energy, Inc. * (a)	4,805	17,058
Gasco Energy, Inc. *	10,090	6,256
Georesources, Inc. *	735	5,659
GMX Resources, Inc. *	1,865	53,581
Goodrich Petroleum Corp. *	2,515	90,716
Gran Tierra Energy, Inc. *	24,837	67,805
Gulfport Energy Corp. *	3,088	15,286
Harvest Natural Resources, Inc. *	4,121	26,498
Houston American Energy Corp.	1,769	4,546
Northern Oil And Gas, Inc. *	2,582	10,819
Oilsands Quest, Inc. *	17,138	18,852
Panhandle Oil and Gas, Inc.	854	19,770
Parallel Petroleum Corp. *	4,984	15,700
Penn Virginia Corp.	4,623	138,829
Petroquest Energy, Inc. *	4,888	34,265

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
SulphCo, Inc. * (a)	6,465	$10,344
Swift Energy Company *	3,398	72,615
Toreador Resources Corp. * (a)	2,091	10,643
Tri-Valley Corp. *	2,843	9,410
TXCO Resources, Inc. *	4,203	12,609
VAALCO Energy, Inc. *	6,724	42,361
Venoco, Inc. *	2,510	8,383
Western Refining, Inc.	3,365	25,507
		1,388,487
Domestic Oil - 0.72%
Atlas America, Inc.	3,874	58,071
Berry Petroleum Company, Class A	4,773	55,892
Brigham Exploration Company *	5,332	16,156
Clayton Williams Energy, Inc. *	615	28,241
Comstock Resources, Inc. *	5,063	212,292
Delta Petroleum Corp. * (a)	7,034	40,164
Double Eagle Petroleum & Mining Company *	1,210	8,204
Energy Partners, Ltd. *	3,890	13,148
GeoGlobal Resources, Inc. *	4,358	7,845
McMoran Exploration Company *	6,709	75,476
Meridian Resource Corp. *	8,177	7,686
Natural Gas Services Group, Inc. *	1,416	14,585
Stone Energy Corp. *	3,532	58,702
Union Drilling, Inc. *	1,749	11,788
Warren Resources, Inc. *	6,776	22,564
		630,814
Drugs & Health Care - 1.80%
Abaxis, Inc. *	2,443	32,394
Abiomed, Inc. * (a)	3,812	53,520
Accelrys, Inc. *	3,288	12,823
Almost Family, Inc. *	709	31,168
Alpharma, Inc., Class A *	4,638	167,432
Ardea Biosciences, Inc. *	1,440	13,147
Ariad Pharmaceuticals, Inc. *	8,310	11,052
China Sky One Medical, Inc. *	952	9,720
Columbia Laboratories, Inc. *	5,521	9,220
CV Therapeutics, Inc. *	6,813	61,726
Cytori Therapeutics, Inc. *	2,447	5,506
Datascope Corp.	1,450	75,704
Dendreon Corp. *	10,448	50,986
DepoMed, Inc. *	5,751	8,914
Durect Corp. *	9,244	38,825
Dyax Corp. *	6,466	16,812
Hansen Medical, Inc. *	1,966	18,068
I-Flow Corp. *	2,672	10,635
Immunogen, Inc. *	5,783	22,091
Immunomedics, Inc. *	7,607	13,540
Invacare Corp.	3,576	52,853
Landauer, Inc.	1,041	59,774
Luminex Corp. *	4,579	100,784
Mannatech, Inc. (a)	1,963	4,417
Maxygen, Inc. *	3,011	14,754
Medical Action, Inc. *	1,691	14,560
Mentor Corp. (a)	3,743	60,449

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Meridian Bioscience, Inc.	4,447	$105,972
MiddleBrook Pharmaceuticals, Inc. * (a)	4,304	5,767
Molina Healthcare, Inc. *	1,617	38,307
Opko Health, Inc. *	5,716	8,860
Pain Therapeutics, Inc. *	3,872	33,996
Quidel Corp. *	3,154	42,989
Res-Care, Inc. *	2,811	36,684
Seattle Genetics, Inc. *	6,743	58,394
Synutra International, Inc. *	1,181	14,054
Vivus, Inc. *	7,791	46,279
West Pharmaceutical Services, Inc.	3,563	126,486
XenoPort, Inc. *	2,786	87,592
Zymogenetics, Inc. *	4,425	11,992
		1,588,246
Educational Services - 0.28%
American Public Education, Inc. * (a)	1,222	48,342
Capella Education Company *	1,584	94,818
K12, Inc. *	681	12,428
Leapfrog Enterprises, Inc., Class A *	3,701	16,062
Learning Tree International, Inc. *	1,042	12,202
Princeton Review, Inc. *	1,682	8,730
Renaissance Learning, Inc.	1,115	10,593
Universal Technical Institute, Inc. *	2,406	46,267
		249,442
Electrical Equipment - 1.40%
A.O. Smith Corp.	2,206	72,224
Aaon, Inc.	1,548	29,474
American Science & Engineering, Inc.	1,006	76,325
Anaren, Inc. *	1,736	18,627
Anixter International, Inc. *	3,326	91,132
Audiovox Corp., Class A *	2,226	12,933
AZZ, Inc. *	1,357	32,649
Baldor Electric Company	5,160	85,037
Beacon Power Corp. *	9,954	6,470
Capstone Turbine Corp. *	15,235	13,102
China BAK Battery, Inc. *	3,950	9,796
Cohu, Inc.	2,625	29,400
Coleman Cable, Inc. *	1,130	6,046
DTS, Inc. *	2,040	33,803
Encore Wire Corp.	2,056	34,870
GrafTech International, Ltd. *	13,399	89,639
Greatbatch, Inc. *	2,542	64,236
Houston Wire & Cable Company	2,086	16,229
Littelfuse, Inc. *	2,483	37,344
Methode Electronics, Inc.	4,403	37,249
Plug Power, Inc. *	9,613	9,901
Powell Industries, Inc. *	866	20,663
Power-One, Inc. *	9,618	12,023
Ultralife Batteries, Inc. *	1,479	15,086
Universal Electronics, Inc. *	1,598	26,527
US Geothermal, Inc. *	7,289	4,082
Varian, Inc. *	3,278	119,975
Vicor Corp.	2,445	14,157
W.H. Brady Company, Class A	5,550	114,608

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Watsco, Inc.	2,569	$101,065
		1,234,672
Electrical Utilities - 2.35%
Allete, Inc.	2,904	99,375
Avista Corp.	5,902	104,288
Black Hills Corp.	4,275	110,338
Central Vermont Public Service Corp.	1,260	23,801
CH Energy Group, Inc.	1,757	76,851
Cleco Corp.	6,675	157,330
Connecticut Water Service, Inc.	1,054	26,287
El Paso Electric Company *	5,004	90,172
Empire District Electric Company	3,784	66,371
EnerNOC, Inc. *	1,224	8,764
IDACORP, Inc.	5,009	152,274
ITC Holdings Corp.	5,498	230,916
MGE Energy, Inc.	2,455	86,907
NorthWestern Corp.	4,367	90,222
Otter Tail Corp.	3,939	74,014
Pike Electric Corp. *	1,928	23,425
PNM Resources, Inc.	9,726	101,637
Portland General Electric Company	6,897	126,284
UIL Holding Corp.	2,820	84,008
Unisource Energy Corp.	3,830	107,508
Westar Energy, Inc.	11,586	234,385
		2,075,157
Electronics - 1.65%
Adaptec, Inc. *	13,693	38,477
Advanced Battery Technologies, Inc. *	5,329	10,978
Anadigics, Inc. *	7,555	9,368
Analogic Corp.	1,488	58,121
Axsys Technologies, Inc. *	972	67,855
Bel Fuse, Inc., Class B	1,375	26,799
Belden, Inc.	4,888	85,149
Checkpoint Systems, Inc. *	4,427	51,176
Cogo Group, Inc. *	3,105	10,557
CTS Corp.	3,950	21,844
Cubic Corp.	1,739	45,979
Cynosure, Inc. *	1,127	10,414
Daktronics, Inc.	3,694	33,652
Electro Scientific Industries, Inc. *	3,164	21,547
Ener1, Inc. *	4,060	32,642
Enersys *	3,093	26,383
FEI Company *	4,095	83,210
Franklin Electric, Inc.	2,548	75,217
Harbin Electric, Inc. *	969	7,733
Hutchinson Technology, Inc. *	3,075	8,610
ICx Technologies, Inc. *	1,639	12,817
II-VI, Inc. *	2,720	54,726
Imation Corp.	3,332	44,249
Integrated Electrical Services, Inc. *	920	5,741
IPG Photonics Corp. *	2,173	29,531
LaBarge, Inc. *	1,447	18,088
Maxwell Technologies, Inc. * (a)	2,118	10,336
Measurement Specialties, Inc. *	1,797	10,548
Medis Technologies, Ltd. * (a)	3,365	2,255

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Mentor Graphics Corp. *	10,148	$68,803
Mercury Computer Systems, Inc. *	2,731	7,483
Multi-Fineline Electronix, Inc. *	1,039	10,847
Newport Corp. *	4,179	24,280
NVE Corp. *	529	12,215
OSI Systems, Inc. *	1,829	25,387
Park Electrochemical Corp.	2,326	41,356
Rogers Corp. *	2,012	56,738
SiRF Technology Holdings, Inc. *	7,261	10,528
Stoneridge, Inc. *	2,024	9,331
Supertex, Inc. *	1,228	25,604
Sycamore Networks, Inc. *	21,641	66,438
Taser International, Inc. *	7,125	30,994
Technitrol, Inc.	4,785	16,748
Transmeta Corp. *	1,395	25,040
TTM Technologies, Inc. *	4,967	25,381
Universal Display Corp. *	3,373	24,589
Zoran Corp. *	5,803	43,639
Zygo Corp. *	1,982	13,101
		1,452,504
Energy - 0.70%
Akeena Solar, Inc. * (a)	2,728	5,729
Alon USA Energy, Inc.	1,194	11,713
Aventine Renewable Energy Holdings, Inc. *	2,870	2,296
Clean Energy Fuels Corp. *	2,486	12,057
Comverge, Inc. *	2,638	10,710
Energy Conversion Devices, Inc. * (a)	5,017	140,376
Evergreen Solar, Inc. * (a)	16,021	43,737
Fuelcell Energy, Inc. *	7,925	34,553
GeoMet, Inc. *	2,752	5,642
GT Solar International, Inc. *	3,556	12,517
Headwaters, Inc. *	4,692	26,651
New Jersey Resources Corp.	4,613	185,258
Ormat Technologies, Inc.	2,013	60,591
Pacific Ethanol, Inc. *	5,265	3,528
PowerSecure International, Inc. *	2,135	9,864
Quantum Fuel Systems Technologies
Worldwide, Inc. *	7,748	6,043
Rosetta Resources, Inc. *	5,834	43,930
		615,195
Financial Services - 2.63%
Advance America Cash Advance Centers, Inc.	5,146	8,800
Advanta Corp., Class B	4,588	13,535
Apollo Investment Corp.	15,839	134,473
Ares Capital Corp.	10,881	54,187
Asset Acceptance Capital Corp. *	1,760	11,405
Bankrate, Inc. *	1,409	38,705
BGC Partners, Inc.	4,063	15,439
BlackRock Kelso Capital Corp.	1,508	15,457
Broadpoint Securities Group, Inc. *	3,045	7,917
Calamos Asset Management, Inc.	2,467	10,041
Capital Southwest Corp.	353	28,822
Cass Information Systems, Inc.	596	21,158
City Holding Company	1,887	66,838
Cohen & Steers, Inc.	1,863	21,313

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Credit Acceptance Corp. * (a)	714	$9,353
Delphi Financial Group, Inc.	4,727	57,197
Diamond Hill Investment Group, Inc. *	244	13,688
Dollar Financial Corp. *	2,792	21,163
Duff & Phelps Corp. *	1,224	14,076
Encore Capital Group, Inc. *	1,600	13,376
Epoch Holding Corp.	1,340	11,256
Evercore Partners, Inc.	1,145	11,461
FBR Capital Markets Corp. *	2,918	14,590
FCStone Group, Inc. *	2,700	9,180
Financial Federal Corp.	2,838	54,546
First Financial Northwest, Inc.	2,909	26,268
GAMCO Investors, Inc.	861	23,617
GFI Group, Inc.	7,504	28,440
Gladstone Capital Corp.	2,482	14,892
Gladstone Investment Corp.	2,849	14,046
Harris & Harris Group, Inc. *	3,041	12,255
Heartland Payment Systems, Inc. (a)	2,715	46,644
Hercules Technology Growth Capital, Inc.	3,750	24,188
Interactive Brokers Group, Inc. *	4,503	82,135
Interactive Data Corp.	4,022	93,150
International Assets Holding Corp. *	543	4,567
Kayne Anderson Energy Development Fund *	1,296	12,480
KBW, Inc. * (a)	2,881	65,428
Kearny Financial Corp.	2,082	26,587
Knight Capital Group, Inc. *	10,424	172,517
Kohlberg Capital Corp.	2,009	8,237
LaBranche & Company, Inc. *	5,821	28,523
MarketAxess Holdings, Inc. *	3,582	22,925
MCG Capital Corp.	8,067	5,970
Medallion Financial Corp.	1,861	13,027
MVC Capital, Inc.	2,717	30,186
National Financial Partners Corp.	4,656	7,403
Nelnet, Inc., Class A	2,032	26,741
NewStar Financial, Inc. *	2,988	14,223
NGP Capital Resources Company	2,516	24,732
Ocwen Financial Corp. *	4,009	32,673
optionsXpress Holdings, Inc.	4,684	65,998
Patriot Capital Funding, Inc.	2,997	10,100
PennantPark Investment Corp.	2,744	8,095
Penson Worldwide, Inc. *	1,861	12,283
PICO Holdings, Inc. *	1,831	41,545
Piper Jaffray Companies, Inc. *	2,082	78,887
Portfolio Recovery Associates, Inc. *	1,696	57,257
Prospect Capital Corp.	2,971	37,494
Sanders Morris Harris Group, Inc.	2,303	12,114
Stifel Financial Corp. *	2,836	121,976
SWS Group, Inc.	2,733	39,956
The First Marblehead Corp.	7,275	10,112
Thinkorswim Group, Inc. *	5,829	37,655
Thomas Weisel Partners Group, Inc. *	2,411	10,295
U.S. Global Investors, Inc.	1,449	7,260
UMB Financial Corp. (a)	3,490	166,857
United Community Financial Corp.	3,598	6,764
Westwood Holdings Group, Inc.	617	19,312

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
World Acceptance Corp. *	1,852	$36,244
		2,320,034
Food & Beverages - 1.71%
American Dairy, Inc. *	834	14,195
B&G Foods, Inc.	2,380	12,804
Calavo Growers, Inc.	1,359	11,986
Cal-Maine Foods, Inc. (a)	1,454	36,655
Chiquita Brands International, Inc. *	4,855	54,133
Coca-Cola Bottling Company Consolidated	483	20,557
Diamond Foods, Inc.	1,803	54,487
Farmer Brothers Company	615	14,545
Flowers Foods, Inc.	8,566	229,398
Green Mountain Coffee Roasters, Inc. * (a)	1,919	69,736
Hain Celestial Group, Inc. *	4,529	71,286
Imperial Sugar Company	1,413	19,824
J & J Snack Foods Corp.	1,609	47,852
Lance, Inc.	3,027	59,117
M & F Worldwide Corp. *	1,332	20,979
Nash Finch Company	1,435	64,374
Ralcorp Holdings, Inc. *	6,232	389,874
Sanderson Farms, Inc.	2,268	70,716
Seaboard Corp.	37	33,337
Smart Balance, Inc. * (a)	7,152	41,839
Tootsie Roll Industries, Inc.	2,648	68,716
TreeHouse Foods, Inc. *	3,464	82,409
Zhongpin, Inc. *	2,174	18,892
		1,507,711
Food-Meat Products - 0.01%
HQ Sustainable Maritime Industries, Inc. *	859	4,578
Forest Products - 0.06%
Deltic Timber Corp.	1,176	56,354
Funeral Services - 0.03%
Stewart Enterprises, Inc., Class A	9,468	30,203
Furniture & Fixtures - 0.16%
American Woodmark Corp. (a)	1,233	20,258
Ethan Allen Interiors, Inc.	2,714	37,480
Furniture Brands International, Inc.	4,794	15,629
Hooker Furniture Corp.	1,128	7,524
Kimball International, Inc., Class B	3,770	25,221
La-Z-Boy, Inc.	5,839	19,210
Sealy Corp.	5,368	16,158
		141,480
Gas & Pipeline Utilities - 1.53%
American States Water Company	1,949	68,274
Chesapeake Utilities Corp.	838	26,523
Crosstex Energy, Inc.	4,668	19,372
Middlesex Water Company	1,700	29,240
Nicor, Inc.	4,935	201,249
Northwest Natural Gas Company	2,894	144,555
Piedmont Natural Gas, Inc.	8,092	271,891
RAM Energy Resources, Inc. *	6,438	7,339
South Jersey Industries, Inc.	3,283	128,037
Southwest Gas Corp.	4,805	124,450
The Laclede Group, Inc.	2,408	126,854

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
WGL Holdings, Inc.	5,441	$196,420
		1,344,204
Healthcare Products - 2.87%
Accuray, Inc. *	4,096	20,685
Align Technology, Inc. *	6,946	48,622
Alphatec Holdings, Inc. *	3,198	6,364
American Medical Systems Holdings, Inc. *	8,103	71,306
AngioDynamics, Inc. *	2,748	32,784
ArthroCare Corp. * (a)	2,962	38,743
Atrion Corp.	176	16,894
Bruker BioSciences Corp. *	5,706	26,818
Cantel Medical Corp. *	1,480	13,986
Cardiac Science Corp. *	2,273	14,843
CardioNet, Inc. *	506	10,059
Clinical Data, Inc. *	1,227	11,657
Computer Programs & Systems, Inc.	1,028	28,763
Conceptus, Inc. *	3,383	49,730
CONMED Corp. *	3,175	74,644
Cryolife, Inc. *	3,129	28,474
Cyberonics, Inc. *	2,676	36,742
Cypress Biosciences, Inc. * (a)	4,272	22,898
Digimarc Corp. *	684	6,153
Haemonetics Corp. *	2,824	161,505
Hanger Orthopedic Group, Inc. *	3,440	55,212
ICU Medical, Inc. *	1,234	37,329
Insulet Corp. *	2,219	10,851
Kensey Nash Corp. *	830	15,338
Mannkind Corp. * (a)	5,992	18,875
Masimo Corp. *	5,118	139,670
Medicines Company *	5,779	74,491
Merit Medical Systems, Inc. *	3,080	44,691
Micrus Endovascular Corp. *	1,783	18,900
Natus Medical, Inc. *	3,080	39,147
NutriSystem, Inc. (a)	3,403	47,676
Nuvasive, Inc. *	3,933	135,492
Orthofix International NV *	1,976	23,653
Owens & Minor, Inc.	4,512	187,383
PSS World Medical, Inc. *	6,851	119,139
RTI Biologics, Inc. *	6,330	17,218
Schiff Nutrition International, Inc. *	1,202	7,308
Sirona Dental Systems, Inc. *	1,892	22,666
Somanetics Corp. *	1,350	23,679
SonoSite, Inc. *	1,894	34,262
Spectranetics Corp. *	3,866	10,902
Stereotaxis, Inc. *	3,168	15,238
STERIS Corp.	6,469	178,868
SurModics, Inc. * (a)	1,737	39,499
Symmetry Medical, Inc. *	3,964	35,517
Synovis Life Technologies, Inc. *	1,419	20,306
Thoratec Corp. *	6,041	151,206
TomoTherapy, Inc. *	4,932	11,393
Trans1, Inc. *	1,413	10,499
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,299	16,507
USANA Health Sciences, Inc. *	761	23,112
VNUS Medical Technologies *	1,487	22,305
Volcano Corp. *	5,242	85,549

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Wright Medical Group, Inc. *	4,117	$69,824
Zoll Medical Corp. *	2,341	41,693
		2,527,068
Healthcare Services - 2.14%
Air Methods Corp. *	1,226	19,432
Alliance Imaging, Inc. *	2,920	22,834
Amedisys, Inc. * (a)	2,932	114,025
AMERIGROUP Corp. *	5,942	145,936
AMN Healthcare Services, Inc. *	3,820	34,074
AmSurg Corp. *	3,485	69,456
Assisted Living Concepts, Inc. *	6,240	29,141
athenahealth, Inc. *	2,291	62,613
Capital Senior Living Corp. *	2,678	7,284
Catalyst Health Solutions, Inc. *	3,668	82,530
Centene Corp. *	4,815	89,077
CorVel Corp. *	906	20,023
Cross Country Healthcare, Inc. *	3,472	30,241
Emergency Medical Services Corp., Class A *	1,037	35,175
Emeritus Corp. *	2,258	15,400
Enzo Biochem, Inc. *	3,693	18,797
Five Star Quality Care, Inc. *	3,739	5,272
Healthcare Services Group, Inc.	4,768	75,811
Healthsouth Corp. *	9,841	96,835
Healthspring, Inc. *	5,464	79,720
Healthways, Inc. *	3,964	32,069
IPC The Hospitalist Company *	705	12,302
Kindred Healthcare, Inc. *	3,129	33,574
LHC Group, Inc. *	1,620	54,076
Magellan Health Services, Inc. *	4,466	146,708
National Healthcare Corp.	955	43,347
Nighthawk Radiology Holdings, Inc. *	2,782	8,068
Obagi Medical Products, Inc. *	2,051	13,885
Odyssey Healthcare, Inc. *	3,705	30,270
Palomar Medical Technologies, Inc. *	2,066	18,697
Phase Forward, Inc. *	4,773	66,202
Psychiatric Solutions, Inc. *	6,152	155,646
RadNet, Inc. * (a)	2,560	9,037
Skilled Healthcare Group, Inc. *	2,000	21,640
Star Scientific, Inc. *	7,593	23,235
Sun Healthcare Group, Inc. *	4,845	48,547
The Advisory Board Company *	1,942	48,647
The Ensign Group, Inc.	951	13,904
Town Sports International Holdings, Inc. *	2,126	6,017
Triple-S Management Corp. *	1,825	19,893
US Physical Therapy, Inc. *	1,391	16,831
Virtual Radiologic Corp *	901	6,532
		1,882,803
Homebuilders - 0.26%
AMREP Corp. *	220	6,314
Beazer Homes USA, Inc. *	4,768	8,630
Cavco Industries, Inc. *	745	22,544
Champion Enterprises, Inc. *	8,145	5,946
Hovnanian Enterprises, Inc., Class A *	5,396	11,817
M/I Homes, Inc.	1,631	17,191
Meritage Homes Corp. *	3,475	43,090

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Palm Harbor Homes, Inc. *	1,208	$8,951
Ryland Group, Inc.	4,727	80,217
Standard Pacific Corp. *	14,141	27,292
		231,992
Hotels & Restaurants - 1.20%
AFC Enterprises, Inc. *	3,195	12,876
Ameristar Casinos, Inc.	2,964	22,704
BJ's Restaurants, Inc. *	2,054	20,088
Bob Evans Farms, Inc.	3,418	57,320
Buffalo Wild Wings, Inc. *	1,961	45,025
California Pizza Kitchen, Inc. *	2,408	18,662
CBRL Group, Inc.	2,458	47,513
CEC Entertainment, Inc. *	2,204	37,931
CKE Restaurants, Inc.	5,832	41,990
Denny's Corp. *	11,020	20,497
DineEquity, Inc. (a)	1,984	25,256
Domino's Pizza, Inc. *	4,497	17,358
Jack in the Box, Inc. *	6,456	112,980
Krispy Kreme Doughnuts, Inc. * (a)	6,422	16,183
Landry's Restaurants, Inc. (a)	1,328	15,392
Luby's Cafeterias, Inc. *	2,637	11,550
Marcus Corp.	2,336	30,111
Morgans Hotel Group Company *	3,256	13,024
O'Charley's, Inc.	2,442	5,177
P.F. Chang's China Bistro, Inc. * (a)	2,657	49,766
Papa John's International, Inc. *	2,396	42,457
Peets Coffee & Tea, Inc. *	1,586	35,796
Red Robin Gourmet Burgers, Inc. *	1,913	23,320
Ruby Tuesday, Inc. *	6,484	7,457
Sonic Corp. *	6,705	56,657
Texas Roadhouse, Inc., Class A *	5,810	32,478
The Cheesecake Factory, Inc. *	6,661	48,492
The Steak & Shake Company * (a)	3,581	15,828
Wendy's/Arby's Group, Inc.	44,122	177,371
		1,061,259
Household Appliances - 0.04%
Libbey, Inc.	1,849	3,698
National Presto Industries, Inc.	498	32,674
		36,372
Household Products - 0.35%
Blyth, Inc.	2,700	22,383
Central Garden & Pet Company, Class A *	7,317	30,585
Tempur-Pedic International, Inc. (a)	8,353	58,387
Tupperware Brands Corp.	6,849	134,720
TurboChef Technologies, Inc. *	2,754	10,410
WD-40 Company	1,828	52,281
		308,766
Industrial Machinery - 1.78%
Actuant Corp., Class A	6,231	111,784
Alamo Group, Inc.	784	9,871
Albany International Corp., Class A	3,340	51,369
Altra Holdings, Inc. *	3,098	23,855
Badger Meter, Inc.	1,636	51,321
Briggs & Stratton Corp. (a)	5,461	76,891

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Cascade Corp.	1,032	$27,885
Chart Industries, Inc. *	3,213	30,716
Circor International, Inc.	1,880	41,040
Cognex Corp.	4,704	64,116
Dionex Corp. *	2,043	104,785
DXP Enterprises, Inc. *	832	10,991
EnPro Industries, Inc. *	2,284	42,642
Flow International Corp. *	4,596	10,019
Gorman-Rupp Company	1,618	44,657
H&E Equipment Services, Inc. *	1,960	13,191
Intevac, Inc. *	2,550	12,597
Kadant, Inc. *	1,617	24,223
Key Technology, Inc. *	742	11,686
Lindsay Corp. (a)	1,326	51,595
Lufkin Industries, Inc.	1,639	80,819
Metropolitan Pro Corp.	1,745	20,539
Middleby Corp. *	1,885	61,017
Mitcham Industries, Inc. *	1,159	4,972
NACCO Industries, Inc., Class A	680	24,820
NATCO Group, Inc. *	2,245	40,702
OYO Geospace Corp. *	516	11,744
Presstek, Inc. *	3,415	8,367
Raser Technologies, Inc. * (a)	5,445	25,591
Regal-Beloit Corp.	3,581	120,465
Robbins & Myers, Inc.	3,127	70,357
Rofin-Sinar Technologies, Inc. *	3,332	79,102
Sauer-Danfoss, Inc.	1,325	10,719
Tecumseh Products Company, Class A *	1,945	22,990
Tennant Company	1,867	44,976
Tredegar Industries, Inc.	2,708	42,570
Twin Disc, Inc.	1,152	7,649
Watts Water Technologies, Inc., Class A	3,209	72,203
		1,564,836
Industrials - 0.19%
Brookfield Homes Corp.	1,172	5,555
Clean Harbors, Inc. *	2,187	138,065
EnergySolutions, Inc.	3,813	17,387
Graham Corp.	1,145	10,420
		171,427
Insurance - 3.76%
Ambac Financial Group, Inc.	30,009	42,013
American Equity Investment Life Holding
Company	6,438	40,044
American Physicians Capital, Inc.	942	36,126
American Safety Insurance Holdings, Ltd. *	1,339	11,957
Amerisafe, Inc. *	2,128	34,474
Amtrust Financial Services, Inc.	1,758	15,717
Argo Group International Holdings, Ltd. *	3,426	108,399
Aspen Insurance Holdings, Ltd.	9,464	174,422
Assured Guaranty, Ltd. (a)	6,231	70,036
Baldwin & Lyons, Inc., Class B	1,026	18,827
Castlepoint Holdings, Ltd.	3,775	38,732
Ceva, Inc. *	2,458	18,165
Citizens, Inc., Class A *	4,294	40,578
CNA Surety Corp. *	1,867	22,609

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Crawford & Company, Class B *	2,726	$30,640
Donegal Group, Inc.	1,364	21,442
eHealth, Inc. *	2,878	31,572
EMC Insurance Group, Inc.	690	17,036
Employers Holdings, Inc.	5,489	89,416
Enstar Group, Ltd. *	624	29,659
FBL Financial Group, Inc., Class A	1,501	17,066
First Acceptance Corp. *	2,432	8,269
First Mercury Financial Corp. *	1,678	20,405
Flagstone Reinsurance Holdings, Ltd.	3,397	34,921
FPIC Insurance Group, Inc. *	933	43,235
Greenlight Capital Re, Ltd. *	3,263	34,131
Hallmark Financial Services, Inc. *	797	4,925
Harleysville Group, Inc.	1,437	54,146
Horace Mann Educators Corp.	4,675	39,831
Independence Holding Company	1,064	5,480
Infinity Property & Casualty Corp.	1,686	77,371
IPC Holdings, Ltd.	5,568	155,904
Kansas City Life Insurance Company	556	25,459
LandAmerica Financial Group, Inc.	1,848	185
Life Partners Holdings, Inc.	670	23,919
Maiden Holdings, Ltd.	5,693	23,626
Max Re Capital, Ltd.	6,356	73,475
Meadowbrook Insurance Group, Inc.	6,355	35,652
Montpelier Re Holdings, Ltd.	10,387	143,029
National Interstate Corp.	717	12,038
National Western Life Insurance Company,
Class A	82	13,201
Navigators Group, Inc. *	1,440	78,192
NYMAGIC, Inc.	598	9,383
Odyssey Re Holdings Corp.	2,657	119,538
Phoenix Companies, Inc.	13,058	37,215
Platinum Underwriters Holdings, Ltd.	5,403	166,034
PMA Capital Corp., Class A *	3,765	19,013
PMI Group, Inc.	9,460	15,798
Presidential Life Corp.	2,703	29,084
ProAssurance Corp. *	3,532	192,812
Radian Group, Inc.	9,164	24,834
RLI Corp.	2,046	119,323
Safety Insurance Group, Inc.	1,800	63,144
SeaBright Insurance Holdings, Inc. *	2,434	25,703
Selective Insurance Group, Inc.	5,902	135,510
State Auto Financial Corp.	1,551	33,316
Stewart Information Services Corp.	1,972	23,072
Tower Group, Inc.	2,260	51,551
United America Indemnity, Ltd. *	2,168	27,967
United Fire & Casualty Company	2,545	54,438
Universal American Financial Corp. *	4,511	44,839
Validus Holdings, Ltd.	7,160	166,398
Zenith National Insurance Corp.	4,093	135,028
		3,310,324
International Oil - 0.14%
ATP Oil & Gas Corp. *	3,217	21,490
BPZ Energy, Inc. * (a)	6,725	41,426
Callon Petroleum Company *	2,520	6,174
Cheniere Energy, Inc. * (a)	5,661	17,775

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Parker Drilling Company *	12,632	$38,654
		125,519
Internet Content - 0.22%
Dice Holdings, Inc. *	1,943	6,198
InfoSpace, Inc. *	3,880	30,303
Internet Capital Group, Inc. *	4,465	16,431
Liquidity Services, Inc. *	1,663	12,240
LoopNet, Inc. * (a)	3,304	21,212
Move, Inc. *	13,684	16,284
RightNow Technologies, Inc. *	3,190	25,711
TechTarget, Inc. *	1,702	7,795
TeleCommunication Systems, Inc. *	3,792	29,957
The Knot, Inc. *	3,158	23,748
TheStreet.com, Inc.	2,216	7,512
		197,391
Internet Incubators - 0.03%
ModusLink Global Solutions, Inc. *	5,233	23,234
Internet Retail - 0.36%
1-800-Flowers.com, Inc. *	3,178	11,854
Blue Nile, Inc. * (a)	1,490	35,551
Drugstore.com, Inc. *	10,128	10,128
Internet Brands, Inc. *	2,531	15,869
Mercadolibre, Inc. *	2,855	35,173
Netflix, Inc. *	4,469	102,698
Orbitz Worldwide, Inc. *	4,218	10,250
Overstock.com, Inc. *	1,770	18,567
PetMed Express, Inc. *	2,644	47,407
Shutterfly, Inc. *	2,245	15,356
Stamps.com, Inc. *	1,617	14,327
		317,180
Internet Service Provider - 0.26%
Cogent Communications Group, Inc. * (a)	5,403	29,717
Earthlink, Inc. *	12,155	80,952
Entrust, Inc. *	7,249	10,221
Online Resources Corp. *	3,201	10,179
Rackspace Hosting, Inc. *	1,925	13,283
Terremark Worldwide, Inc. *	6,007	21,805
United Online, Inc.	8,534	56,580
Web.com Group, Inc. *	3,062	7,747
		230,484
Internet Software - 0.83%
Art Technology Group, Inc. *	14,630	28,090
Chordiant Software, Inc. *	3,570	9,817
Cybersource Corp. *	7,654	71,029
DealerTrack Holdings, Inc. *	4,749	56,276
Digital River, Inc. *	4,108	86,802
eResearch Technology, Inc. *	4,885	27,551
Interwoven, Inc. *	5,076	66,039
Keynote Systems, Inc. *	1,769	13,480
NIC, Inc. *	4,491	20,793
PC-Tel, Inc. *	2,436	14,713
RealNetworks, Inc. *	10,115	38,437
S1 Corp. *	5,570	41,664
Sapient Corp. *	9,747	38,403

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
SupportSoft, Inc. *	6,008	$12,076
Switch & Data Facilities Company, Inc. *	2,422	12,619
TIBCO Software, Inc. *	20,734	100,353
VASCO Data Security International, Inc. *	3,010	31,424
Vignette Corp. *	2,862	24,899
Vocus, Inc. *	1,804	32,779
		727,244
Investment Companies - 0.01%
Fifth Street Finance Corp.	1,249	9,155
Leisure Time - 1.04%
Bally Technologies, Inc. *	6,099	112,648
Blockbuster, Inc., Class A *	18,632	22,172
Bluegreen Corp. *	1,639	5,097
Brunswick Corp.	10,108	27,393
Callaway Golf Company	7,394	74,458
Churchill Downs, Inc.	1,082	37,935
Cinemark Holdings, Inc.	3,369	25,369
Gaylord Entertainment Company * (a)	4,629	42,540
Great Wolf Resorts, Inc. *	3,630	4,102
Isle of Capri Casinos, Inc. * (a)	2,143	7,200
Life Time Fitness, Inc. * (a)	3,882	58,113
Monarch Casino & Resort, Inc. *	1,460	13,140
National Cinemedia, Inc.	4,759	38,738
Parkervision, Inc. * (a)	2,864	10,597
Pinnacle Entertainment, Inc. *	6,898	39,319
Polaris Industries, Inc.	3,642	99,427
RC2 Corp. *	2,019	21,462
Riviera Holdings Corp. *	1,314	5,453
Shuffle Master, Inc. *	6,140	26,279
Speedway Motorsports, Inc.	1,558	21,547
Steinway Musical Instruments, Inc. *	840	14,969
The Nautilus Group, Inc. *	2,954	8,685
Vail Resorts, Inc. * (a)	3,481	75,712
WMS Industries, Inc. *	4,874	120,144
		912,499
Life Sciences - 0.43%
American Ecology Corp.	1,831	32,372
Celera Corp. *	8,897	86,657
Dawson Geophysical Company *	887	18,245
Halozyme Therapeutics, Inc. *	6,863	25,462
Incyte Corp. *	8,671	28,961
Nanosphere, Inc. *	1,661	8,305
Omrix Biopharmaceuticals, Inc. *	1,603	39,883
Repligen Corp. *	3,633	14,169
Sequenom, Inc. *	6,298	105,239
Symyx Technologies, Inc. *	3,905	15,698
		374,991
Liquor - 0.03%
Boston Beer Company, Inc. *	920	29,514
Manufacturing - 1.46%
Acuity Brands, Inc.	4,475	120,646
American Railcar Industries, Inc.	1,107	9,520
ATC Technology Corp. *	2,416	41,773
Barnes Group, Inc.	5,337	71,462

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Blount International, Inc. *	4,343	$39,304
Ceradyne, Inc. *	2,932	76,994
China Fire & Security Group, Inc. * (a)	1,623	11,182
Coherent, Inc. *	2,657	66,133
Colfax Corp. *	2,454	23,460
ESCO Technologies, Inc. *	2,882	88,132
Force Protection, Inc. *	7,819	31,120
Freightcar America, Inc.	1,325	28,805
GenTek, Inc. *	1,071	19,728
Hexcel Corp. *	10,656	79,920
Insteel Industries, Inc.	2,009	19,608
iRobot Corp. *	2,040	21,298
Kaydon Corp.	3,069	94,679
Koppers Holdings, Inc.	2,339	50,101
K-Tron International, Inc. *	286	20,578
Lancaster Colony Corp.	2,228	67,174
Lydall, Inc. *	2,137	11,283
Mine Safety Appliances Company	3,438	84,059
Nordson Corp.	3,752	121,752
Park-Ohio Holdings Corp. *	1,081	4,940
Polypore International, Inc. *	1,882	8,488
Raven Industries, Inc.	1,791	45,760
Smith & Wesson Holding Corp. *	4,460	9,188
Spartan Motors, Inc.	3,974	11,843
Thermadyne Holdings Corp. *	1,585	10,303
		1,289,233
Medical-Biomedical/Gene - 0.01%
Celldex Therapeutics, Inc. *	1,811	11,753
Medical-Generic Drugs - 0.01%
Acura Pharmaceuticals, Inc. *	978	7,609
Medical-Hospitals - 0.44%
Cepheid, Inc. *	6,350	86,233
DexCom, Inc. *	3,416	6,832
EV3, Inc. *	7,868	39,340
Exactech, Inc. *	851	14,901
Genoptix, Inc. *	916	29,065
IRIS International, Inc. *	2,102	26,905
MedCath Corp. *	1,878	13,860
Microvision, Inc. *	8,227	10,201
MWI Veterinary Supply, Inc. *	1,139	28,418
Neogen Corp. *	1,612	36,415
Novavax, Inc. *	6,800	14,416
NxStage Medical, Inc. * (a)	3,132	7,830
Orthovita, Inc. *	7,611	25,497
RehabCare Group, Inc. *	2,056	29,915
Vital Images, Inc. *	1,800	20,988
		390,816
Metal & Metal Products - 0.88%
A. M. Castle & Company	1,934	17,561
Ampco-Pittsburgh Corp.	980	16,317
Brush Engineered Materials, Inc. *	2,337	27,062
Dynamic Materials Corp.	1,424	22,642
Fushi Copperweld, Inc. *	1,784	6,779
Gibraltar Industries, Inc.	3,035	39,151
Haynes International, Inc. *	1,357	24,738

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Horsehead Holding Corp. *	4,189	$12,986
Kaiser Aluminum Corp.	1,785	37,681
L.B. Foster Company *	1,252	39,901
Ladish Company, Inc. *	1,629	26,993
Lawson Products, Inc.	534	12,191
Matthews International Corp., Class A	3,443	140,578
Metalico, Inc. *	3,239	8,130
Mueller Industries, Inc.	4,141	96,485
Mueller Water Products, Inc.	13,034	80,289
RBC Bearings, Inc. *	2,455	55,778
RTI International Metals, Inc. *	2,592	31,156
Sun Hydraulics, Inc.	1,325	20,167
Universal Stainless & Alloy Products, Inc. *	844	10,297
USEC, Inc. * (a)	12,507	48,152
		775,034
Mining - 0.55%
Allied Nevada Gold Corp. *	6,445	18,368
AMCOL International Corp.	2,881	58,023
Apex Silver Mines, Ltd. *	6,927	5,611
Compass Minerals International, Inc.	3,594	201,228
General Moly, Inc. *	6,717	7,725
Hecla Mining Company *	17,182	39,862
Royal Gold, Inc.	3,523	140,920
Stillwater Mining Company * (a)	4,789	14,990
Uranium Resources, Inc. *	4,719	2,407
		489,134
Mobile Homes - 0.04%
Skyline Corp.	818	18,871
Winnebago Industries, Inc.	3,407	20,033
		38,904
Newspapers - 0.01%
AH Belo Corp.	2,758	5,571
Office Furnishings & Supplies - 0.36%
Acco Brands Corp. *	6,759	6,218
Herman Miller, Inc.	6,214	91,408
HNI Corp. (a)	4,937	65,909
Knoll, Inc.	5,365	57,781
The Standard Register Company	1,765	9,902
United Stationers, Inc. *	2,597	82,610
		313,828
Paper - 0.47%
AbitibiBowater, Inc. *	2,975	2,053
Buckeye Technologies, Inc. *	4,600	20,746
KapStone Paper and Packaging Corp. *	2,294	10,162
Mercer International, Inc. *	4,131	9,501
Neenah Paper, Inc.	1,793	14,667
P.H. Glatfelter Company	5,108	48,628
Potlatch Corp.	4,335	115,658
Rock-Tenn Company, Class A	4,232	142,915
Wausau-Mosinee Paper Corp.	4,986	51,306
		415,636
Petroleum Services - 0.96%
Approach Resources, Inc. *	1,113	9,672
Basic Energy Services, Inc. *	4,618	53,015

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Bolt Technology Corp. *	1,073	$9,035
Bronco Drilling Company, Inc. *	3,113	19,861
Complete Production Services, Inc. *	5,363	43,923
CVR Energy, Inc. *	2,756	9,646
Delek US Holdings, Inc.	1,553	8,541
Dril-Quip, Inc. *	3,431	67,522
Flotek Industries, Inc. *	2,703	8,136
Grey Wolf, Inc. *	19,785	108,422
GulfMark Offshore, Inc. *	2,494	70,580
Hornbeck Offshore Services, Inc. *	2,575	43,466
ION Geophysical Corp. *	9,552	28,656
Newpark Resources, Inc. *	10,051	46,235
Petroleum Development Corp. *	1,692	32,486
Pioneer Drilling Company *	5,601	41,111
Rentech, Inc. *	17,784	11,382
Rex Energy Corp. *	1,996	12,176
RPC, Inc.	3,222	27,709
Superior Well Services, Inc. *	1,874	19,208
T-3 Energy Services, Inc. *	1,426	18,752
Trico Marine Services, Inc. * (a)	1,623	6,200
Willbros Group, Inc. *	4,366	36,107
World Fuel Services Corp.	3,200	116,160
		848,001
Pharmaceuticals - 3.12%
Acadia Pharmaceuticals, Inc. *	3,924	5,023
Adolor Corp. *	5,551	10,491
Affymax, Inc. *	1,213	14,131
Akorn, Inc. *	6,372	10,450
Alexion Pharmaceuticals, Inc. *	8,534	287,254
Alexza Pharmaceuticals, Inc. *	2,966	5,339
Alkermes, Inc. *	10,628	78,435
Allos Therapeutics, Inc. *	5,968	42,970
American Oriental Bioengineering, Inc. * (a)	6,905	39,151
Amicus Therapeutics Inc *	591	5,260
Array BioPharma, Inc. *	5,466	20,662
Auxilium Pharmaceuticals, Inc. * (a)	4,586	99,883
Biodel, Inc. *	1,443	3,968
BioForm Medical, Inc. *	2,804	3,729
BMP Sunstone Corp. *	2,657	15,942
Cadence Pharmaceuticals, Inc. * (a)	2,328	15,505
Caraco Pharmaceutical Labs *	1,307	5,672
Cubist Pharmaceuticals, Inc. *	6,233	153,083
Emergent Biosolutions, Inc. *	1,492	33,749
Enzon Pharmaceuticals, Inc. *	5,192	25,493
Gentiva Health Services, Inc. *	2,817	71,073
Idenix Pharmaceuticals, Inc. *	2,912	16,861
Indevus Pharmaceuticals, Inc. *	8,886	22,215
Inspire Pharmaceuticals, Inc. *	4,935	17,766
Isis Pharmaceuticals, Inc. *	10,044	115,205
Javelin Pharmaceuticals, Inc. *	6,012	4,870
K-V Pharmaceutical Company, Class A * (a)	3,651	16,722
Ligand Pharmaceuticals, Inc., Class B *	9,931	20,458
Medicis Pharmaceutical Corp., Class A	6,274	76,731
Noven Pharmaceuticals, Inc. *	2,818	32,266
NPS Pharmaceuticals, Inc. *	5,328	32,714
Onyx Pharmaceuticals, Inc. *	6,172	173,433

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Optimer Pharmaceuticals, Inc. * (a)	2,938	$23,357
OSI Pharmaceuticals, Inc. * (a)	6,352	236,294
Par Pharmaceutical Companies, Inc. *	3,879	45,229
PDL BioPharma, Inc. *	13,254	126,973
Pharmasset, Inc. *	1,892	31,161
PharMerica Corp. *	3,370	56,009
POZEN, Inc. *	3,008	20,484
Prestige Brands Holdings, Inc. *	3,820	29,872
Questcor Pharmaceuticals, Inc. *	5,989	51,206
Regeneron Pharmaceuticals, Inc. *	6,897	106,628
Rigel Pharmaceuticals, Inc. *	4,118	30,556
Salix Pharmaceuticals, Ltd. *	5,359	43,408
Savient Pharmaceuticals, Inc. * (a)	6,161	22,796
Sucampo Pharmaceuticals, Inc. *	1,100	6,743
Synta Pharmaceuticals Corp. *	2,010	10,653
Theravance, Inc. *	5,833	38,964
United Therapeutics Corp. *	2,478	135,869
Valeant Pharmaceuticals International *	7,749	150,951
ViroPharma, Inc. *	7,767	87,767
XOMA, Ltd. *	14,876	13,983
		2,745,407
Plastics - 0.02%
AEP Industries, Inc. *	656	13,599
Pollution Control - 0.02%
Fuel Tech, Inc. * (a)	2,135	18,873
Publishing - 0.33%
American Greetings Corp., Class A	5,048	58,153
Consolidated Graphics, Inc. *	1,164	16,727
Courier Corp.	1,210	22,058
Dolan Media Company *	3,018	13,008
Lee Enterprises, Inc.	5,738	5,967
Martha Stewart Living
Omnimedia, Inc., Class A *	2,991	9,990
McClatchy Company, Class A (a)	6,869	13,394
Media General, Inc., Class A	2,975	5,742
Multi-Color Corp.	1,222	16,375
Scholastic Corp.	2,669	40,756
Valassis Communications, Inc. *	5,861	8,674
VistaPrint, Ltd. *	4,916	80,377
		291,221
Railroads & Equipment - 0.37%
Genesee & Wyoming, Inc., Class A *	3,393	103,079
Greenbrier Company, Inc. (a)	1,921	14,542
Wabtec Corp.	5,346	206,302
		323,923
Real Estate - 4.95%
Acadia Realty Trust, REIT	3,579	50,034
Agree Realty Corp., REIT	993	13,574
Alexander's, Inc., REIT *	223	47,454
American Campus Communities, Inc., REIT	4,665	104,449
American Capital Agency Corp.	1,147	22,871
Anthracite Capital, Inc., REIT (a)	6,868	20,741
Anworth Mortgage Asset Corp., REIT	9,178	58,097
Arbor Realty Trust, Inc., REIT	1,854	5,061

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Ashford Hospitality Trust, Inc., REIT	14,432	$22,514
Associated Estates Realty Corp., REIT	1,833	16,057
Avatar Holdings, Inc. *	705	20,473
BioMed Realty Trust, Inc., REIT	8,893	82,883
Capital Lease Funding, Inc., REIT	5,300	11,077
Capital Trust, Inc., Class A, REIT (a)	2,020	10,100
Capstead Mortage Corp., REIT	6,252	65,583
Care Investment Trust, Inc., REIT	1,627	14,074
Cedar Shopping Centers, Inc., REIT	4,427	20,807
Chimera Investment Corp.	3,965	11,816
Cogdell Spencer, Inc., REIT	1,480	11,840
Colonial Properties Trust, REIT	5,384	30,527
Consolidated Tomoka Land Company	629	21,606
Corporate Office Properties Trust, REIT	4,620	137,260
Cousins Properties, Inc., REIT (a)	4,841	52,186
DCT Industrial Trust, Inc., REIT	19,183	85,940
DiamondRock Hospitality Company, REIT	10,680	39,730
EastGroup Properties, Inc., REIT (a)	2,747	88,536
Education Realty Trust, Inc., REIT	3,650	16,316
Entertainment Properties Trust, REIT	3,606	88,455
Equity Lifestyle Properties, Inc., REIT	2,250	77,850
Equity One, Inc., REIT (a)	3,513	58,140
Extra Space Storage, Inc., REIT	8,834	78,181
FelCor Lodging Trust, Inc., REIT	8,080	13,655
First Industrial Realty Trust, Inc., REIT	5,038	43,579
First Potomac Realty Trust, REIT	3,202	25,712
Forestar Real Estate Group, Inc. *	4,067	18,830
Franklin Street Properties Corp., REIT	6,575	83,371
Fuqi International, Inc. *	1,140	7,091
Getty Realty Corp., REIT	1,962	36,709
Glimcher Realty Trust, REIT	5,141	11,979
Gramercy Capital Corp., REIT	4,215	4,805
Grubb & Ellis Company	4,471	5,946
Hatteras Financial Corp., REIT	1,280	32,986
Healthcare Realty Trust, Inc., REIT	6,472	124,133
Hersha Hospitality Trust, REIT	5,774	20,325
Highwoods Properties, Inc., REIT	7,031	167,900
Hilltop Holdings, Inc. *	5,066	49,394
Home Properties, Inc., REIT	3,487	135,993
Inland Real Estate Corp., REIT	6,365	71,097
Investors Real Estate Trust, SBI, REIT	6,475	63,649
Jer Investors Trust, Inc., REIT (a)	2,848	3,845
Kite Realty Group Trust, REIT	2,712	10,604
LaSalle Hotel Properties, REIT	4,493	39,628
Lexington Corporate Property Trust, REIT	5,913	28,678
LTC Properties, Inc., REIT	2,572	50,103
Maguire Properties, Inc., REIT	4,921	9,350
Medical Properties Trust, Inc., REIT	7,435	46,320
MFA Mortgage Investments, Inc., REIT	21,924	135,710
Mid-America Apartment Communities, Inc.,
REIT	2,904	107,535
Mission West Properties, Inc., REIT	2,461	18,556
Monmouth Real Estate Investment Corp.	2,548	17,556
National Health Investments, Inc., REIT	2,428	54,751
National Retail Properties, Inc., REIT	8,583	115,098
Newcastle Investment Corp., REIT	6,768	12,115

The accompanying notes are an integral part of the financial statements.
197

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PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
NorthStar Realty Finance Corp., REIT (a)	6,340	$21,556
Omega Healthcare Investors, REIT	9,063	119,994
One Liberty Properties, Inc., REIT	1,111	10,755
Parkway Properties, Inc., REIT	1,796	24,551
Pennsylvania Real Estate
Investment Trust, REIT	4,050	18,225
Post Properties, Inc., REIT	4,886	76,612
PS Business Parks, Inc., REIT	1,661	79,163
RAIT Financial Trust, REIT (a)	7,348	17,415
Ramco-Gershenson Properties Trust, REIT	2,027	9,993
Realty Income Corp., REIT (a)	11,160	225,320
Redwood Trust, Inc., REIT	3,683	48,063
Resource Capital Corp., REIT	2,938	8,932
Saul Centers, Inc., REIT	1,072	37,734
Senior Housing Properties Trust, REIT	12,650	176,215
Sovran Self Storage, Inc., REIT	2,415	65,591
Strategic Hotel & Resorts, Inc., REIT	7,784	7,784
Sun Communities, Inc., REIT	2,005	21,955
Sunstone Hotel Investors, Inc., REIT	5,913	28,205
Tanger Factory Outlet Centers, Inc., REIT	3,474	127,287
Thomas Properties Group, Inc.	2,901	5,860
Universal Health Realty Income Trust, REIT	1,342	42,099
Urstadt Biddle Properties, Inc., REIT	2,360	37,146
U-Store-It Trust, REIT	5,677	31,224
Washington Real Estate Investment Trust,
REIT	5,748	152,150
Winthrop Realty Trust, REIT	6,830	15,982
		4,361,046
Retail - 0.03%
hhgregg, Inc. *	1,525	9,089
Rex Stores Corp. *	1,068	10,626
Syms Corp. *	853	7,933
		27,648
Retail Grocery - 0.56%
Arden Group, Inc.	129	17,643
Ingles Markets, Inc.	1,497	20,194
PriceSmart, Inc.	1,661	22,689
Ruddick Corp.	4,655	127,361
Spartan Stores, Inc.	2,447	58,043
The Great Atlantic & Pacific Tea Company,
Inc. *	4,070	21,164
United Natural Foods, Inc. *	4,776	86,016
Village Super Market, Inc.	254	12,436
Weis Markets, Inc.	1,227	38,798
Winn-Dixie Stores, Inc. *	6,045	90,373
		494,717
Retail Trade - 2.42%
99 Cents Only Stores *	5,160	55,625
Aaron Rents, Inc., Class B	5,020	132,679
Aeropostale, Inc. *	7,380	111,586
Big 5 Sporting Goods Corp.	2,651	10,047
Borders Group, Inc.	7,014	7,505
Build A Bear Workshop, Inc. *	2,108	9,381
Cabela's, Inc. *	4,421	27,631
Casey's General Stores, Inc.	5,612	166,396

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Cash America International, Inc.	3,223	$87,053
Casual Male Retail Group, Inc. *	4,384	2,806
Cato Corp., Class A	3,078	42,969
Charlotte Russe Holding, Inc. *	2,399	11,995
Charming Shoppes, Inc. *	11,843	17,764
Chico's FAS, Inc. *	19,657	50,125
Children's Place Retail Stores, Inc. *	2,579	60,477
Christopher & Banks Corp.	4,067	13,706
Citi Trends, Inc. *	1,605	19,741
Coldwater Creek, Inc. *	6,675	12,816
Collective Brands, Inc. *	7,073	54,108
Conn's, Inc. *	1,150	7,084
CSS Industries, Inc.	908	20,702
Dillard's, Inc., Class A	6,454	23,622
DSW, Inc., Class A *	1,514	15,216
FGX International Holdings, Ltd. *	1,585	16,262
Finish Line, Inc.	4,771	25,334
First Cash Financial Services, Inc. *	2,249	34,680
Fossil, Inc. *	5,060	76,912
Fred's, Inc., Class A	4,458	51,267
Gaiam, Inc., Class A *	2,168	11,143
Genesco, Inc. *	2,115	28,468
Haverty Furniture Companies, Inc.	2,077	17,634
Hibbett Sports, Inc. *	3,165	45,070
Hot Topic, Inc. *	4,911	40,368
J. Crew Group, Inc. *	4,702	47,678
Jo-Ann Stores, Inc. *	2,834	39,336
Kenneth Cole Productions, Inc., Class A	1,140	9,975
Lumber Liquidators, Inc. *	1,043	9,888
Marinemax, Inc. *	2,002	5,566
New York & Company, Inc. *	2,836	5,332
Pacific Sunwear of California, Inc. *	7,356	11,108
Pantry, Inc. *	2,483	48,021
Pier 1 Imports, Inc. *	9,279	8,258
Regis Corp.	4,809	52,851
Rent-A-Center, Inc. *	7,421	121,779
School Specialty, Inc. *	2,090	33,482
Shoe Carnival, Inc. *	1,076	10,093
Sonic Automotive, Inc.	3,159	10,172
Stein Mart, Inc.	3,486	5,438
Susser Holdings Corp. *	902	10,950
Systemax, Inc. *	1,253	12,254
Talbots, Inc.	2,594	6,174
The Buckle, Inc.	2,542	47,942
The Dress Barn, Inc. *	5,004	39,181
The Men's Wearhouse, Inc.	5,701	60,659
The Wet Seal, Inc., Class A *	10,369	29,137
Titan Machinery, Inc. *	859	10,042
Tractor Supply Company *	3,669	140,816
Tween Brands, Inc. *	2,841	10,909
Zale Corp. * (a)	3,547	21,034
Zumiez, Inc. *	2,202	19,025
		2,135,272
Sanitary Services - 0.43%
Casella Waste Systems, Inc., Class A *	2,623	13,141
Darling International, Inc. *	9,150	45,750

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Flanders Corp. *	2,062	$11,403
Insituform Technologies, Inc., Class A *	3,121	50,591
PMFG, Inc. *	1,598	12,944
Waste Connections, Inc. *	8,783	247,944
		381,773
Semiconductors - 2.17%
Actel Corp. *	2,918	27,021
Advanced Analogic Technologies, Inc. *	5,414	13,589
Advanced Energy Industries, Inc. *	3,718	28,926
American Superconductor Corp. * (a)	4,721	61,798
Amkor Technology, Inc. *	12,308	27,078
Applied Micro Circuits Corp. *	7,409	27,413
ATMI, Inc. *	3,608	43,007
AuthenTec, Inc. *	3,307	5,291
Axcelis Technologies, Inc. *	10,889	6,425
Brooks Automation, Inc. *	7,296	28,163
Cabot Microelectronics Corp. *	2,568	63,609
Cavium Networks, Inc. *	3,392	36,803
Cirrus Logic, Inc. *	7,302	30,814
Cymer, Inc. *	3,329	78,198
Diodes, Inc. *	3,251	15,182
DSP Group, Inc. *	2,925	16,731
Emcore Corp. *	7,683	15,059
Emulex Corp. *	9,367	66,787
Entegris, Inc. *	13,284	18,465
Exar Corp. *	4,316	29,090
FormFactor, Inc. *	5,424	73,387
Hittite Microwave Corp. *	2,145	62,677
IXYS Corp. *	2,805	20,420
Kopin Corp. *	8,240	17,304
Kulicke & Soffa Industries, Inc. *	6,479	9,135
Lattice Semiconductor Corp. *	13,649	20,746
Mattson Technology, Inc. *	6,283	11,309
Micrel, Inc.	5,529	40,915
Microsemi Corp. *	8,681	169,193
Microtune, Inc. *	6,480	14,904
MIPS Technologies, Inc., Class A *	5,552	7,495
MKS Instruments, Inc. *	5,576	79,793
Monolithic Power Systems, Inc. *	2,910	27,849
Netlogic Microsystems, Inc. *	1,901	35,435
OmniVision Technologies, Inc. *	5,683	34,098
Pericom Semiconductor Corp. *	2,630	14,228
PLX Technology, Inc. *	3,511	7,338
PMC-Sierra, Inc. *	24,362	97,692
Power Integrations, Inc.	3,350	61,305
Rubicon Technology, Inc. *	1,686	7,688
Rudolph Technologies, Inc. *	3,898	12,863
Semitool, Inc. *	2,773	10,343
Semtech Corp. *	6,782	76,772
Silicon Image, Inc. *	8,311	31,416
Skyworks Solutions, Inc. *	18,048	97,279
Techwell, Inc. *	1,803	10,007
Tessera Technologies, Inc. *	5,381	98,903
Triquint Semiconductor, Inc. *	16,091	41,515
Ultratech, Inc. *	2,684	33,684
Veeco Instruments, Inc. *	3,737	22,160

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Volterra Semiconductor Corp. *	2,894	$21,647
		1,908,949
Software - 3.01%
ACI Worldwide, Inc. *	3,836	60,225
Actuate Corp. *	6,944	18,263
Advent Software, Inc. *	1,869	41,679
Allscripts Healthcare Solution, Inc. *	6,390	49,203
American Reprographics Company *	4,053	31,735
American Software, Inc., Class A	2,913	11,856
AsiaInfo Holdings, Inc. *	3,900	43,017
Avid Technology, Inc. *	3,368	42,167
Blackbaud, Inc.	4,959	61,987
Blackboard, Inc. *	3,432	84,530
Bottomline Technologies, Inc. *	2,549	17,333
Callidus Software, Inc. *	3,781	7,713
China Information Security Technology, Inc. *	2,719	10,876
CIBER, Inc. *	6,201	26,602
Commvault Systems, Inc. *	4,801	49,210
Concur Technologies, Inc. *	4,776	131,101
Deltek, Inc. *	1,599	7,675
DemandTec, Inc. *	2,306	16,742
DivX, Inc. *	3,124	15,058
Double-Take Software, Inc. *	2,004	15,812
Ebix, Inc. *	699	18,122
Eclipsys Corp. *	6,038	79,218
Epicor Software Corp. *	6,647	27,253
EPIQ Systems, Inc. *	3,945	64,067
FARO Technologies, Inc. *	1,936	27,859
i2 Technologies, Inc. *	1,796	14,907
Igate Corp. *	2,497	15,232
Innerworkings, Inc. *	3,581	20,089
Interactive Intelligence, Inc. *	1,601	11,927
JDA Software Group, Inc. *	2,882	37,985
Lawson Software, Inc. *	13,130	51,470
Magma Design Automation, Inc. *	5,358	9,537
Manhattan Associates, Inc. *	2,744	42,120
ManTech International Corp. *	2,265	123,261
MedAssets, Inc. *	2,046	25,984
MicroStrategy, Inc., Class A *	1,007	35,930
Monotype Imaging Holdings, Inc. *	1,851	9,995
MSC Software Corp. *	5,073	38,047
NetSuite, Inc. *	796	6,901
Omnicell, Inc. *	3,491	39,588
Omniture, Inc. * (a)	6,923	68,815
OpenTV Corp., Class A *	10,379	12,040
Opnet Technologies, Inc. *	1,516	16,737
Pegasystems, Inc.	1,661	19,683
Progress Software Corp. *	4,582	97,505
PROS Holdings, Inc. *	1,595	7,688
QAD, Inc.	1,617	6,581
Quality Systems, Inc.	1,916	57,614
Quest Software, Inc. *	8,005	106,867
Riverbed Technology, Inc. *	6,220	58,406
Smith Micro Software, Inc. *	3,461	17,686
Solera Holdings, Inc. *	5,685	111,255
SPSS, Inc. *	1,991	48,660

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Sybase, Inc. *	8,747	$215,526
Synchronoss Technologies, Inc. *	2,478	17,396
Take-Two Interactive Software, Inc. *	8,538	103,737
Taleo Corp. *	2,922	18,876
THQ, Inc. *	7,453	35,327
Tradestation Group, Inc. *	3,635	25,518
Ultimate Software Group, Inc. *	2,758	42,225
Unica Corp. *	1,792	6,971
VeriFone Holdings, Inc. *	7,579	31,150
Websense, Inc. *	4,975	80,446
		2,648,985
Steel - 0.17%
General Steel Holdings, Inc. * (a)	1,389	4,653
Northwest Pipe Company * (a)	1,045	30,012
Olympic Steel, Inc.	1,043	18,253
Worthington Industries, Inc.	7,155	95,018
		147,936
Telecommunications Equipment &
Services - 2.61%
ADTRAN, Inc.	6,246	88,693
Airvana, Inc. * (a)	2,829	13,353
Alaska Communications Systems Group, Inc.	4,886	47,394
Applied Signal Technology, Inc.	1,463	22,954
Arris Group, Inc. *	13,714	98,604
Aruba Networks, Inc. *	6,050	14,339
Atheros Communications, Inc. *	6,570	95,922
Cbeyond Communications, Inc. *	2,729	41,508
Centennial Communications Corp., Class A *	7,629	58,972
Comtech Telecommunications Corp. *	2,691	127,634
Consolidated Communications Holdings, Inc.	2,698	27,466
CPI International, Inc. *	1,210	11,301
General Communication, Inc., Class A *	5,149	40,317
GeoEye, Inc. *	2,045	40,880
Global Crossing, Ltd. *	3,041	23,325
Globecomm Systems, Inc. *	2,557	13,271
Harmonic, Inc. *	10,564	54,405
Harris Stratex Networks, Inc., Class A *	3,078	15,359
Hughes Communications, Inc. *	864	15,120
Hungarian Telephone & Cable Corp. *	631	5,868
iBasis, Inc. *	4,100	5,699
ICO Global Communications Holdings, Ltd. *	11,161	18,974
Infinera Corp. *	10,370	101,211
InterDigital, Inc. *	5,061	134,218
Iowa Telecommunications Services, Inc.	3,558	54,402
J2 Global Communications, Inc. *	4,920	96,038
Loral Space & Communications, Inc. *	1,510	12,760
Mastec, Inc. *	4,815	30,864
Neutral Tandem, Inc. *	1,885	27,728
NTELOS Holdings Corp.	3,345	74,292
Oplink Communications, Inc. *	2,490	18,800
Orbcomm, Inc. *	4,004	7,407
PAETEC Holding Corp. *	14,561	21,113
Plantronics, Inc.	5,465	69,460
Polycom, Inc. *	9,728	183,178
Premiere Global Services, Inc. *	6,972	42,529

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
RCN Corp. *	4,324	$30,182
SAVVIS, Inc. *	4,255	33,487
Shenandoah Telecommunications Company	2,636	65,531
ShoreTel, Inc. *	5,040	22,277
Sonus Networks, Inc. *	23,436	36,326
Starent Networks Corp. *	3,345	33,283
Symmetricom, Inc. *	5,371	22,451
Tekelec, Inc. *	7,272	89,082
TW Telecom, Inc. *	16,453	125,536
UTStarcom, Inc. *	12,789	24,299
Viasat, Inc. *	2,852	61,118
Virgin Mobile USA, Inc. *	3,669	3,669
		2,302,599
Telephone - 0.12%
Atlantic Tele-Network, Inc.	1,055	24,202
Cincinnati Bell, Inc. *	27,560	47,679
Fairpoint Communications, Inc.	10,233	35,815
		107,696
Tires & Rubber - 0.06%
Cooper Tire & Rubber Company	6,750	32,333
Myers Industries, Inc.	3,227	19,620
		51,953
Tobacco - 0.24%
Alliance One International, Inc. *	10,330	32,023
Schweitzer Mauduit International, Inc.	1,810	33,376
Universal Corp.	2,815	89,996
Vector Group, Ltd. (a)	3,620	51,983
		207,378
Toys, Amusements & Sporting Goods - 0.24%
Jakks Pacific, Inc. *	3,044	54,487
Marvel Entertainment, Inc. *	5,417	159,531
		214,018
Transportation - 0.80%
Aircastle, Ltd.	5,280	28,723
American Commercial Lines, Inc. *	4,086	18,264
Arlington Tankers, Ltd.	1,476	14,125
Atlas Air Worldwide Holdings, Inc. *	1,506	23,042
Bristow Group, Inc. *	2,682	60,694
DHT Maritime, Inc.	4,512	24,139
Dynamex, Inc. *	1,062	19,403
Eagle Bulk Shipping, Inc. (a)	5,281	22,867
Genco Shipping & Trading, Ltd. (a)	2,723	24,806
General Maritime Corp. (a)	2,999	38,867
Golar LNG, Ltd.	4,111	26,598
Horizon Lines, Inc.	3,558	14,232
International Shipholding Corp.	712	15,664
Knightsbridge Tankers, Ltd.	1,948	28,967
Marten Transport, Ltd. *	1,688	31,819
Nordic American Tanker Shipping, Ltd. (a)	3,804	111,191
Pacer International, Inc.	3,893	37,723
Patriot Transportation Holding, Inc. *	193	13,356
PHI, Inc. *	1,593	19,674
Saia, Inc. *	1,589	14,158

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Ship Finance International, Ltd.	4,728	$56,216
TBS International, Ltd. *	1,288	6,054
Teekay Tankers, Ltd.	1,581	17,264
Textainer Group Holdings, Ltd.	1,109	11,234
Ultrapetrol Bahamas, Ltd. *	3,091	12,333
Universal Truckload Services, Inc. *	709	12,790
		704,203
Travel Services - 0.02%
Ambassadors Group, Inc.	2,219	20,104
Trucking & Freight - 0.75%
Arkansas Best Corp.	2,471	65,605
Celadon Group, Inc. *	2,572	19,830
Forward Air Corp.	3,173	73,360
Heartland Express, Inc.	6,092	94,060
Hub Group, Inc., Class A *	4,090	109,203
Knight Transportation, Inc.	6,260	98,658
Old Dominion Freight Lines, Inc. *	3,031	72,138
Wabash National Corp.	3,683	18,157
Werner Enterprises, Inc.	4,642	80,678
YRC Worldwide, Inc. *	6,777	26,972
		658,661
Utility Service - 0.23%
Cal Dive International, Inc. *	4,910	30,000
California Water Service Group	2,173	92,353
Consolidated Water Company, Ltd.	1,700	18,190
ENGlobal Corp. *	3,127	9,193
SJW Corp.	1,498	41,944
Southwest Water Company	3,106	13,138
		204,818
Water Treatment Systems - 0.01%
Energy Recovery, Inc. *	1,723	12,078
TOTAL COMMON STOCKS (Cost $119,965,016)		$79,105,116

PREFERRED STOCKS - 0.02%
Healthcare Products - 0.02%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	129	14,570
TOTAL PREFERRED STOCKS (Cost $31,807)		$14,570

SHORT TERM INVESTMENTS - 13.14%
Federal National Mortgage Association Discount
Notes
zero coupon due 02/25/2009	$3,400,000	$3,394,680
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	4,626,476	4,626,476
Societe Generale North America
0.49% due 12/01/2008	3,560,000	3,560,000
TOTAL SHORT TERM INVESTMENTS
(Cost $11,516,207)		$11,581,156
Total Investments (Small Cap Index Fund)
(Cost $131,513,030) - 102.91%		$90,700,842
Liabilities in Excess of Other Assets - (2.91)%		(2,566,570)
TOTAL NET ASSETS - 100.00%		$88,134,272

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%
Aerospace - 1.75%
AAR Corp. *	30,789	$521,566
Aerovironment, Inc. *	14,782	476,424
Curtiss-Wright Corp.	19,985	667,499
		1,665,489
Air Travel - 1.18%
Allegiant Travel Company *	17,506	755,209
Republic Airways Holdings, Inc. *	25,960	362,661
		1,117,870
Aluminum - 0.12%
Century Aluminum Company *	13,808	112,535
Apparel & Textiles - 1.38%
Deckers Outdoor Corp. *	4,080	243,331
Interface, Inc., Class A	49,235	272,762
Volcom, Inc. *	30,057	302,975
Wolverine World Wide, Inc.	25,704	495,316
		1,314,384
Auto Parts - 0.41%
Noble International, Ltd. (a)	34,329	14,761
Tenneco, Inc. *	32,420	106,338
Titan International, Inc.	28,426	271,184
		392,283
Automobiles - 0.68%
Penske Auto Group, Inc.	28,614	216,894
Rush Enterprises, Inc., Class B *	43,673	426,249
		643,143
Banking - 8.15%
BancFirst Corp.	10,626	466,588
Bank of the Ozarks, Inc.	53,115	1,445,790
Columbia Banking System, Inc.	14,650	147,232
Commerce Bancshares, Inc.	15,087	660,957
Community Trust Bancorp, Inc.	22,901	747,718
First Financial Bankshares, Inc.	12,845	671,151
First Midwest BanCorp, Inc.	13,720	252,585
Glacier Bancorp, Inc. (a)	26,920	478,638
Hancock Holding Company	3,990	172,009
IBERIABANK Corp.	4,200	221,130
MB Financial, Inc.	20,684	539,646
SVB Financial Group *	21,700	869,085
Texas Capital Bancshares, Inc. *	33,528	538,124
Whitney Holding Corp.	30,249	530,265
		7,740,918
Biotechnology - 1.35%
Bio-Rad Laboratories, Inc., Class A *	8,182	606,777
Intermune, Inc. *	18,121	208,573
Techne Corp.	7,490	464,455
		1,279,805
Broadcasting - 0.64%
World Wrestling Entertainment, Inc., Class A	52,114	606,086
Business Services - 1.80%
ABM Industries, Inc.	37,943	640,098
Ariba, Inc. *	88,937	715,943

The accompanying notes are an integral part of the financial statements.
201

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Euronet Worldwide, Inc. *	30,722	$262,059
PC Mall, Inc. *	25,784	94,885
		1,712,985
Chemicals - 1.00%
FMC Corp.	10,636	464,793
Zep, Inc.	26,814	485,602
		950,395
Commercial Services - 1.10%
Team, Inc. *	27,144	766,003
Wright Express Corp. *	24,523	279,072
		1,045,075
Computers & Business Equipment - 1.26%
CACI International, Inc., Class A *	17,086	758,789
Parametric Technology Corp. *	38,023	439,546
		1,198,335
Construction & Mining Equipment - 0.28%
Pason Systems, Inc.	27,642	263,002
Cosmetics & Toiletries - 1.00%
Alberto-Culver Company	44,181	948,566
Crude Petroleum & Natural Gas - 1.40%
Arena Resources, Inc. *	11,340	300,170
Carrizo Oil & Gas, Inc. * (a)	12,180	252,126
Parallel Petroleum Corp. *	41,573	130,955
Penn Virginia Corp.	18,277	548,858
Venoco, Inc. *	28,331	94,626
		1,326,735
Domestic Oil - 1.65%
Comstock Resources, Inc. *	14,633	613,561
Mariner Energy, Inc. *	43,620	479,384
Oil States International, Inc. *	22,116	473,725
		1,566,670
Drugs & Health Care - 2.78%
Invacare Corp.	44,340	655,345
Quidel Corp. *	45,740	623,436
Vivus, Inc. *	119,162	707,823
West Pharmaceutical Services, Inc.	18,298	649,579
		2,636,183
Educational Services - 0.83%
Capella Education Company *	13,151	787,219
Electrical Equipment - 1.48%
Anixter International, Inc. *	15,220	417,028
AZZ, Inc. *	9,150	220,149
General Cable Corp. * (a)	46,317	764,694
		1,401,871
Electrical Utilities - 1.56%
Avista Corp.	20,647	364,833
EnerNOC, Inc. *	12,112	86,722
ITC Holdings Corp.	18,515	777,630
NorthWestern Corp.	12,240	252,878
		1,482,063

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 1.16%
Belden, Inc.	22,363	$389,563
OSI Systems, Inc. *	24,337	337,798
TTM Technologies, Inc. * (a)	73,082	373,449
		1,100,810
Energy - 1.53%
Energen Corp.	10,646	327,897
New Jersey Resources Corp.	28,006	1,124,721
		1,452,618
Financial Services - 2.22%
Affiliated Managers Group, Inc. *	21,787	610,036
Delphi Financial Group, Inc.	12,380	149,798
GAMCO Investors, Inc.	13,349	366,163
KBW, Inc. *	26,472	601,179
World Acceptance Corp. *	19,270	377,114
		2,104,290
Food & Beverages - 2.08%
Flowers Foods, Inc.	49,299	1,320,227
TreeHouse Foods, Inc. *	27,358	650,847
		1,971,074
Gas & Pipeline Utilities - 1.88%
South Jersey Industries, Inc.	45,700	1,782,300
Healthcare Products - 2.31%
Cardiac Science Corp. *	53,937	352,209
Haemonetics Corp. *	18,780	1,074,028
Owens & Minor, Inc.	18,486	767,723
		2,193,960
Healthcare Services - 0.71%
Skilled Healthcare Group, Inc. *	62,225	673,274
Hotels & Restaurants - 0.74%
DineEquity, Inc.	18,242	232,221
Papa John's International, Inc. *	26,704	473,195
		705,416
Household Products - 1.37%
Tempur-Pedic International, Inc. (a)	58,948	412,047
Tupperware Brands Corp.	45,123	887,569
		1,299,616
Industrial Machinery - 4.88%
Actuant Corp., Class A	24,564	440,678
Altra Holdings, Inc. *	22,580	173,866
Chart Industries, Inc. *	19,891	190,158
Dionex Corp. *	9,109	467,201
Kadant, Inc. *	40,772	610,765
Lufkin Industries, Inc.	10,100	498,031
Middleby Corp. *	19,582	633,869
NATCO Group, Inc. *	19,163	347,425
Rofin-Sinar Technologies, Inc. *	14,742	349,975
Valmont Industries, Inc.	16,701	923,565
		4,635,533
Industrials - 0.04%
Aecom Technology Corp. *	1,600	42,384

The accompanying notes are an integral part of the financial statements.
202

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 5.24%
Arthur J. Gallagher & Company	24,174	$599,515
Aspen Insurance Holdings, Ltd.	43,290	797,835
Assured Guaranty, Ltd.	40,693	457,389
FPIC Insurance Group, Inc. *	16,275	754,184
Max Re Capital, Ltd.	12,370	142,997
Meadowbrook Insurance Group, Inc.	145,570	816,648
Tower Group, Inc.	44,740	1,020,519
Zenith National Insurance Corp.	11,860	391,261
		4,980,348
Internet Content - 0.20%
TheStreet.com, Inc.	56,460	191,399
Internet Software - 1.67%
Cybersource Corp. *	46,620	432,634
DealerTrack Holdings, Inc. *	33,230	393,775
Digital River, Inc. *	23,560	497,823
eResearch Technology, Inc. *	45,651	257,472
		1,581,704
Investment Companies - 0.17%
KKR Financial Holdings LLC	166,500	163,170
Leisure Time - 1.27%
Bally Technologies, Inc. *	35,520	656,054
Penn National Gaming, Inc. *	25,879	548,635
		1,204,689
Manufacturing - 4.67%
AptarGroup, Inc.	16,126	539,254
Carlisle Companies, Inc.	20,970	445,193
Ceradyne, Inc. *	30,632	804,396
Kaydon Corp.	20,660	637,361
Koppers Holdings, Inc.	39,820	852,944
Snap-on, Inc.	14,957	539,200
Spartan Motors, Inc.	206,469	615,278
		4,433,626
Metal & Metal Products - 1.88%
A. M. Castle & Company	9,807	89,048
Haynes International, Inc. *	8,190	149,304
Horsehead Holding Corp. *	31,830	98,673
RBC Bearings, Inc. *	41,902	952,013
Reliance Steel & Aluminum Company	24,194	498,880
		1,787,918
Mining - 0.59%
Compass Minerals International, Inc.	9,976	558,556
Petroleum Services - 1.71%
Complete Production Services, Inc. *	29,283	239,828
Core Laboratories N.V.	11,021	734,109
Flotek Industries, Inc. *	50,930	153,299
Oceaneering International, Inc. *	14,598	376,920
Rex Energy Corp. *	18,890	115,229
		1,619,385
Pharmaceuticals - 1.56%
Gentiva Health Services, Inc. *	32,812	827,847
ViroPharma, Inc. *	57,970	655,061
		1,482,908

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate - 7.05%
Alexandria Real Estate Equities, Inc., REIT	7,474	$330,949
Anthracite Capital, Inc., REIT (a)	114,128	344,666
Ashford Hospitality Trust, Inc., REIT (a)	140,889	219,787
BioMed Realty Trust, Inc., REIT	42,950	400,294
Capstead Mortage Corp., REIT	82,920	869,831
Corporate Office Properties Trust, REIT	38,957	1,157,412
DuPont Fabros Technology, Inc., REIT	87,400	187,036
Gramercy Capital Corp., REIT	70,464	80,329
Hatteras Financial Corp., REIT	35,130	905,300
Jer Investors Trust, Inc., REIT (a)	117,511	158,640
LaSalle Hotel Properties, REIT	50,423	444,731
NorthStar Realty Finance Corp., REIT (a)	186,670	634,678
RAIT Financial Trust, REIT (a)	97,376	230,781
Senior Housing Properties Trust, REIT	19,563	272,513
Universal Health Realty Income Trust, REIT	14,694	460,951
		6,697,898
Retail Grocery - 2.25%
Ruddick Corp. (a)	69,709	1,907,238
Spartan Stores, Inc.	9,790	232,219
		2,139,457
Retail Trade - 3.05%
Cash America International, Inc.	20,430	551,814
Citi Trends, Inc. *	42,116	518,027
FGX International Holdings, Ltd. *	66,190	679,110
Hibbett Sports, Inc. *	11,910	169,598
Pantry, Inc. *	31,992	618,725
Titan Machinery, Inc. *	31,100	363,559
		2,900,833
Sanitary Services - 0.68%
Waste Connections, Inc. *	22,873	645,705
Semiconductors - 2.31%
ATMI, Inc. *	29,738	354,477
Diodes, Inc. *	62,424	291,520
MKS Instruments, Inc. *	34,116	488,200
Power Integrations, Inc.	23,861	436,656
Semtech Corp. *	54,942	621,944
		2,192,797
Software - 1.63%
Blackbaud, Inc.	34,124	426,550
Omnicell, Inc. *	48,826	553,687
Open Text Corp. *	21,225	564,797
		1,545,034
Steel - 0.45%
Northwest Pipe Company *	14,845	426,348
Telecommunications Equipment &
Services - 5.73%
Alaska Communications Systems Group, Inc.	67,489	654,643
Arris Group, Inc. *	93,687	673,610
Comtech Telecommunications Corp. *	55,097	2,613,251
DataPath, Inc. * (h)	103,425	25,856
J2 Global Communications, Inc. *	22,610	441,347
NeuStar, Inc., Class A *	36,000	689,400

The accompanying notes are an integral part of the financial statements.
203

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
NTELOS Holdings Corp.	15,220	$338,036
		5,436,143
Telephone - 0.37%
Cincinnati Bell, Inc. *	201,251	348,164
Transportation - 0.91%
Marten Transport, Ltd. *	46,099	868,966
Trucking & Freight - 1.75%
Landstar Systems, Inc.	31,051	997,979
Old Dominion Freight Lines, Inc. *	17,320	412,216
Oshkosh Corp.	35,964	251,748
		1,661,943
Water Treatment Systems - 0.15%
Cascal N.V.	32,490	143,606
TOTAL COMMON STOCKS (Cost $125,618,493)		$91,163,484

SHORT TERM INVESTMENTS - 6.31%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$5,989,278	$5,989,278
TOTAL SHORT TERM INVESTMENTS
(Cost $5,989,278)		$5,989,278

REPURCHASE AGREEMENTS - 3.73%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$3,542,014 on 12/01/2008,
collateralized by $1,590,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at $1,794,713,
including interest) and $1,835,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $1,823,531,
including interest)	$3,542,000	$3,542,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,542,000)		$3,542,000
Total Investments (Small Cap Opportunities Fund)
(Cost $135,149,771) - 106.05%		$100,694,762
Liabilities in Excess of Other Assets - (6.05)%		(5,743,815)
TOTAL NET ASSETS - 100.00%		$94,950,947

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%
Aerospace - 2.69%
Esterline Technologies Corp. *	14,802	$546,342
Orbital Sciences Corp., Class A *	7,387	127,056
Teledyne Technologies, Inc. *	4,577	185,918

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Woodward Governor Company	8,836	$187,677
		1,046,993
Air Travel - 0.38%
Republic Airways Holdings, Inc. *	1,826	25,509
SkyWest, Inc.	8,064	122,573
		148,082
Apparel & Textiles - 1.92%
Deckers Outdoor Corp. *	138	8,230
Gymboree Corp. *	8,941	224,866
Skechers U.S.A., Inc., Class A *	6,773	81,547
Steven Madden, Ltd. *	1,811	30,986
True Religion Apparel, Inc. *	3,318	41,774
Unifirst Corp.	1,955	54,173
Warnaco Group, Inc. *	9,914	177,460
Wolverine World Wide, Inc.	6,606	127,298
		746,334
Auto Parts - 0.72%
ArvinMeritor, Inc. (a)	2,912	11,503
Autoliv, Inc.	591	11,282
Fuel Systems Solutions, Inc. *	1,692	58,526
LKQ Corp. *	17,505	182,402
TRW Automotive Holdings Corp. *	4,813	17,134
		280,847
Automobiles - 0.05%
Americas Car Mart, Inc. *	2,155	20,128
Banking - 6.52%
BancFirst Corp.	1,951	85,668
Bank of Hawaii Corp.	8,946	399,081
Brookline Bancorp, Inc.	5,107	57,658
Cardinal Financial Corp.	1,906	10,121
Center Financial Corp.	1,058	7,448
Charter Financial Corp.	851	6,808
Commerce Bancshares, Inc.	3,266	143,062
Community Bank Systems, Inc.	3,985	91,894
CVB Financial Corp.	7,384	82,922
Financial Institutions, Inc.	1,875	30,694
First Citizens Bancshares, Inc.	436	61,280
First Commonwealth Financial Corp.	8,949	107,477
First Niagara Financial Group, Inc.	9,443	146,461
Glacier Bancorp, Inc.	7,027	124,940
National Penn Bancshares, Inc.	6,791	104,446
NBT Bancorp, Inc.	1,360	36,067
Old National Bancorp	2,189	37,607
Old Second Bancorp, Inc. (a)	899	13,467
Oriental Financial Group, Inc.	16,183	101,629
Prosperity Bancshares, Inc.	5,427	179,145
Provident Financial Services, Inc.	4,718	70,723
Republic Bancorp, Inc., Class A	449	9,945
Southside Bancshares, Inc.	469	10,435
Sterling Bancshares, Inc.	9,436	63,221
Sterling Financial Corp.	6,700	35,644
SVB Financial Group *	4,173	167,129
TrustCo Bank Corp., NY	13,940	147,625
Valley National Bancorp	6,636	128,274

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Whitney Holding Corp.	3,018	$52,906
Wilshire Bancorp, Inc.	3,472	23,818
		2,537,595
Biotechnology - 1.81%
Bio-Rad Laboratories, Inc., Class A *	1,021	75,717
Life Technologies Corp. * (a)	7,838	204,572
Martek Biosciences Corp. * (a)	15,182	424,337
		704,626
Broadcasting - 0.04%
Mediacom Communications Corp., Class A *	6,369	16,114
Building Materials & Construction - 1.71%
BlueLinx Holdings, Inc.	2,369	5,141
EMCOR Group, Inc. *	33,564	529,304
Lennox International, Inc.	3,039	83,998
NCI Building Systems, Inc. *	3,035	46,193
		664,636
Business Services - 5.28%
Acxiom Corp.	27,098	203,506
Bowne & Company, Inc.	3,956	14,083
CGI Group, Inc., Class A *	3,945	29,469
COMSYS IT Partners, Inc. *	13,229	42,201
CSG Systems International, Inc. *	30,061	506,227
Gartner Group, Inc., Class A *	3,819	58,660
Global Cash Access, Inc. *	13,976	43,186
Hewitt Associates, Inc., Class A *	4,309	123,151
Insight Enterprises, Inc. *	12,580	51,201
Michael Baker Corp. *	3,747	123,276
On Assignment, Inc. *	4,622	26,577
PRG-Schultz International, Inc. *	4,863	21,786
SAIC, Inc. *	5,628	100,178
Spherion Corp. *	8,726	19,633
Standard Parking Corp. *	928	18,560
Watson Wyatt Worldwide, Inc., Class A	16,646	671,167
		2,052,861
Cellular Communications - 0.67%
Brightpoint, Inc. *	2,917	12,018
Syniverse Holdings, Inc. *	25,537	249,497
		261,515
Chemicals - 0.51%
A. Schulman, Inc.	1,402	19,025
CF Industries Holdings, Inc.	1,302	68,524
Innophos Holdings, Inc.	4,325	71,276
Minerals Technologies, Inc.	281	13,193
Quaker Chemical Corp.	433	5,547
The Scotts Company, Class A	612	19,804
		197,369
Commercial Services - 0.04%
Cenveo, Inc. *	4,538	17,063
Computers & Business Equipment - 2.26%
Avocent Corp. *	2,894	54,436
Benchmark Electronics, Inc. *	8,767	111,165
EMS Technologies, Inc. *	1,737	42,053
Lexmark International, Inc. *	11,748	307,563

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
NCI, Inc. *	1,321	$38,018
Parametric Technology Corp. *	4,787	55,338
RadiSys Corp. *	1,138	6,828
Standard Microsystems Corp. *	11,236	171,237
Super Micro Computer, Inc. *	833	4,340
Synaptics, Inc. *	4,016	88,231
		879,209
Construction Materials - 0.37%
Applied Industrial Technologies, Inc.	5,412	103,153
Comfort Systems USA, Inc.	4,948	41,316
		144,469
Cosmetics & Toiletries - 0.14%
Helen of Troy, Ltd. *	3,590	56,219
Crude Petroleum & Natural Gas - 1.05%
Penn Virginia Corp.	5,727	171,982
Unit Corp. *	5,996	171,965
W&T Offshore, Inc.	4,661	65,254
		409,201
Domestic Oil - 1.72%
McMoran Exploration Company *	17,124	192,645
Oil States International, Inc. *	15,327	328,304
Stone Energy Corp. *	8,977	149,198
		670,147
Drugs & Health Care - 1.98%
CV Therapeutics, Inc. *	3,949	35,778
Invacare Corp.	11,722	173,251
Matrixx Initiatives, Inc. *	1,257	18,905
Molina Healthcare, Inc. *	8,623	204,279
Vivus, Inc. *	57,103	339,192
		771,405
Educational Services - 0.27%
Capella Education Company *	1,766	105,713
Electrical Equipment - 2.23%
A.O. Smith Corp.	4,395	143,892
GrafTech International, Ltd. *	21,292	142,444
Hubbell, Inc., Class B	2,569	76,813
Methode Electronics, Inc.	29,510	249,655
W.H. Brady Company, Class A	7,923	163,610
Wesco International, Inc. *	6,108	90,337
		866,751
Electrical Utilities - 0.93%
Avista Corp.	4,813	85,046
Central Vermont Public Service Corp.	5,864	110,771
El Paso Electric Company *	8,134	146,574
Maine & Maritimes Corp. *	536	18,894
		361,285
Electronics - 3.74%
Analogic Corp.	5,948	232,329
Belden, Inc.	2,853	49,699
Celestica, Inc. *	42,807	213,607
Cogo Group, Inc. *	4,657	15,834

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Cynosure, Inc. *	1,037	$9,582
Dolby Laboratories, Inc., Class A *	2,225	66,349
Itron, Inc. * (a)	4,321	204,729
Mentor Graphics Corp. *	31,267	211,990
Multi-Fineline Electronix, Inc. *	4,229	44,151
Stoneridge, Inc. *	7,293	33,621
Synopsys, Inc. *	16,871	270,442
Trimble Navigation, Ltd. *	3,451	70,262
TTM Technologies, Inc. *	6,562	33,532
		1,456,127
Financial Services - 2.71%
Advance America Cash Advance Centers, Inc.	6,078	10,393
Broadridge Financial Solutions, Inc.	9,262	105,587
Calamos Asset Management, Inc.	20,089	81,762
City Holding Company	2,482	87,912
Dollar Financial Corp. *	4,109	31,146
Evercore Partners, Inc.	1,763	17,648
Interactive Brokers Group, Inc. *	16,219	295,835
Knight Capital Group, Inc. *	4,170	69,014
LaBranche & Company, Inc. *	9,279	45,467
optionsXpress Holdings, Inc.	1,852	26,095
Thinkorswim Group, Inc. *	653	4,218
UMB Financial Corp.	4,870	232,835
World Acceptance Corp. *	2,386	46,694
		1,054,606
Food & Beverages - 2.22%
Flowers Foods, Inc.	6,884	184,353
Hain Celestial Group, Inc. *	2,512	39,539
Nash Finch Company	1,707	76,576
Overhill Farms, Inc. *	10,268	33,371
Ralcorp Holdings, Inc. *	4,970	310,923
TreeHouse Foods, Inc. *	9,230	219,582
		864,344
Gas & Pipeline Utilities - 3.68%
Atmos Energy Corp.	7,603	189,543
Nicor, Inc.	2,631	107,292
Piedmont Natural Gas, Inc.	8,826	296,554
South Jersey Industries, Inc.	3,364	131,196
The Laclede Group, Inc.	8,924	470,116
UGI Corp.	10,110	236,169
		1,430,870
Healthcare Products - 4.00%
American Medical Systems Holdings, Inc. *	9,840	86,592
ArthroCare Corp. *	1,234	16,141
CONMED Corp. *	7,286	171,294
Cryolife, Inc. *	7,389	67,240
Cyberonics, Inc. *	4,160	57,117
Edwards Lifesciences Corp. *	929	46,236
Hanger Orthopedic Group, Inc. *	3,109	49,899
Kensey Nash Corp. *	3,290	60,799
Owens & Minor, Inc.	16,168	671,457
PSS World Medical, Inc. *	8,790	152,858
STERIS Corp.	1,048	28,977
Synovis Life Technologies, Inc. *	847	12,121

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Thoratec Corp. *	5,397	$135,087
		1,555,818
Healthcare Services - 3.04%
AMERIGROUP Corp. *	12,002	294,769
AmSurg Corp. *	1,593	31,749
Catalyst Health Solutions, Inc. *	3,140	70,650
Centene Corp. *	21,322	394,457
Emergency Medical Services Corp., Class A *	3,120	105,830
Healthsouth Corp. *	2,344	23,065
Healthspring, Inc. *	3,274	47,768
LHC Group, Inc. *	2,267	75,672
Magellan Health Services, Inc. *	3,099	101,802
Pediatrix Medical Group, Inc. *	1,224	38,091
		1,183,853
Hotels & Restaurants - 1.65%
AFC Enterprises, Inc. *	17,909	72,173
Bob Evans Farms, Inc.	1,772	29,716
CEC Entertainment, Inc. *	13,397	230,562
Choice Hotels International, Inc.	5,286	132,732
Einstein Noah Restaurant Group, Inc. *	2,449	12,221
Panera Bread Company, Class A *	3,689	163,939
		641,343
Household Products - 0.77%
Tupperware Brands Corp.	13,871	272,843
WD-40 Company	964	27,570
		300,413
Industrial Machinery - 2.89%
Altra Holdings, Inc. *	2,060	15,862
Chart Industries, Inc. *	5,527	52,838
Cognex Corp.	5,544	75,565
Dionex Corp. *	989	50,726
EnPro Industries, Inc. *	4,702	87,786
Gardner Denver, Inc. *	9,544	236,214
Lufkin Industries, Inc.	2,282	112,525
Robbins & Myers, Inc.	14,595	328,388
Tecumseh Products Company, Class A *	7,037	83,177
Watts Water Technologies, Inc., Class A	3,532	79,470
		1,122,551
Insurance - 3.67%
Allied World Assurance Holdings, Ltd.	8,855	313,113
American Financial Group, Inc.	7,987	163,654
American Physicians Service Group, Inc.	714	14,544
Amerisafe, Inc. *	7,465	120,933
Aspen Insurance Holdings, Ltd.	19,540	360,122
Navigators Group, Inc. *	1,681	91,278
Platinum Underwriters Holdings, Ltd.	11,789	362,276
		1,425,920
Internet Content - 0.09%
Dice Holdings, Inc. *	9,206	29,367
TeleCommunication Systems, Inc. *	677	5,348
		34,715
Internet Retail - 0.14%
1-800-Flowers.com, Inc. *	14,493	54,059

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Service Provider - 1.20%
Earthlink, Inc. *	57,233	$381,172
United Online, Inc.	12,851	85,202
		466,374
Leisure Time - 1.79%
Bally Technologies, Inc. *	10,152	187,507
Carmike Cinemas, Inc.	3,169	9,634
DreamWorks Animation SKG, Inc., Class A *	8,443	195,033
Polaris Industries, Inc.	5,402	147,474
RC2 Corp. *	247	2,626
WMS Industries, Inc. *	6,215	153,200
		695,474
Life Sciences - 0.06%
Repligen Corp. *	4,334	16,902
Symyx Technologies, Inc. *	1,139	4,579
		21,481
Manufacturing - 1.02%
Acuity Brands, Inc.	5,370	144,775
ATC Technology Corp. *	1,903	32,903
Ceradyne, Inc. *	1,863	48,923
Coherent, Inc. *	588	14,635
Koppers Holdings, Inc.	6,290	134,732
Lydall, Inc. *	1,876	9,905
Thermadyne Holdings Corp. *	1,776	11,544
		397,417
Medical-Hospitals - 0.02%
Exactech, Inc. *	544	9,525
Metal & Metal Products - 0.49%
Crown Holdings, Inc. *	2,470	39,644
Gibraltar Industries, Inc.	4,056	52,322
Hawk Corp. *	6,025	97,304
North American Galvanizing & Coatings, Inc. *	726	2,621
		191,891
Mining - 0.31%
Compass Minerals International, Inc.	2,165	121,218
Office Furnishings & Supplies - 0.70%
Knoll, Inc.	25,387	273,418
Paper - 2.11%
Buckeye Technologies, Inc. *	25,601	115,461
KapStone Paper and Packaging Corp. *	9,028	39,994
Rock-Tenn Company, Class A	19,647	663,479
		818,934
Petroleum Services - 1.30%
Atwood Oceanics, Inc. *	7,143	129,289
Basic Energy Services, Inc. *	17,548	201,451
ION Geophysical Corp. *	11,863	35,589
World Fuel Services Corp.	3,834	139,174
		505,503
Pharmaceuticals - 3.20%
Alkermes, Inc. *	569	4,199
Cubist Pharmaceuticals, Inc. *	9,178	225,412
Emergent Biosolutions, Inc. *	3,946	89,258
Enzon Pharmaceuticals, Inc. *	3,804	18,678

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Gentiva Health Services, Inc. *	4,307	$108,666
King Pharmaceuticals, Inc. *	30,678	294,816
Medicis Pharmaceutical Corp., Class A	27,143	331,959
NPS Pharmaceuticals, Inc. *	1,953	11,991
PharMerica Corp. *	4,063	67,527
Questcor Pharmaceuticals, Inc. *	2,535	21,674
Salix Pharmaceuticals, Ltd. *	8,428	68,267
Sucampo Pharmaceuticals, Inc. *	572	3,506
		1,245,953
Real Estate - 4.53%
Alexander's, Inc., REIT *	93	19,790
Apartment Investment & Management
Company, Class A, REIT (a)	637	7,306
Associated Estates Realty Corp., REIT	4,586	40,173
BioMed Realty Trust, Inc., REIT	10,458	97,468
Entertainment Properties Trust, REIT	1,916	46,999
Equity Lifestyle Properties, Inc., REIT	13,458	465,647
Essex Property Trust, Inc., REIT	4,159	359,629
Extra Space Storage, Inc., REIT	10,722	94,890
Lexington Corporate Property Trust, REIT	1,189	5,767
Medical Properties Trust, Inc., REIT	2,468	15,376
Mid-America Apartment Communities, Inc.,
REIT	3,633	134,530
PS Business Parks, Inc., REIT	1,379	65,723
Senior Housing Properties Trust, REIT	4,949	68,940
Sovran Self Storage, Inc., REIT	1,654	44,923
Taubman Centers, Inc., REIT	12,436	296,474
		1,763,635
Retail - 0.04%
Sport Supply Group, Inc.	2,573	15,489
Retail Grocery - 0.18%
Spartan Stores, Inc.	2,890	68,551
Retail Trade - 4.51%
Big Lots, Inc. *	8,575	150,234
Casey's General Stores, Inc.	4,395	130,312
Cash America International, Inc.	7,752	209,381
Dollar Tree, Inc. *	9,224	390,729
FGX International Holdings, Ltd. *	1,337	13,718
Finish Line, Inc.	3,866	20,528
Fossil, Inc. *	1,525	23,180
Genesco, Inc. *	12,755	171,682
Jo-Ann Stores, Inc. *	21,101	292,882
New York & Company, Inc. *	19,567	36,786
RadioShack Corp.	7,623	75,087
Rent-A-Center, Inc. *	1,935	31,753
The Wet Seal, Inc., Class A *	6,264	17,602
Tractor Supply Company *	4,934	189,367
		1,753,241
Sanitary Services - 1.22%
Darling International, Inc. *	38,404	192,020
Waste Connections, Inc. *	9,985	281,877
		473,897
Semiconductors - 3.38%
Amkor Technology, Inc. *	31,794	69,947

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
ASM International N.V. * (a)	10,506	$89,406
Cirrus Logic, Inc. *	12,470	52,623
Conexant Systems, Inc. *	8,507	8,677
Emulex Corp. *	13,472	96,055
Kulicke & Soffa Industries, Inc. *	11,220	15,820
Microsemi Corp. *	10,555	205,717
QLogic Corp. *	16,537	175,623
Silicon Image, Inc. *	36,877	139,395
Skyworks Solutions, Inc. *	49,197	265,172
Triquint Semiconductor, Inc. *	19,427	50,122
Ultratech, Inc. *	2,339	29,354
Varian Semiconductor Equipment Associates,
Inc. *	1,022	18,805
Volterra Semiconductor Corp. * (a)	12,964	96,971
		1,313,687
Software - 3.73%
American Reprographics Company *	3,623	28,368
ANSYS, Inc. *	3,420	98,701
CIBER, Inc. *	10,063	43,170
Compuware Corp. *	15,797	100,311
JDA Software Group, Inc. *	3,652	48,133
ManTech International Corp. *	2,902	157,927
Open Text Corp. * (a)	3,406	90,634
Soapstone Networks, Inc. *	12,478	27,452
SPSS, Inc. *	5,151	125,891
Sybase, Inc. *	18,935	466,558
Take-Two Interactive Software, Inc. *	10,035	121,925
Tradestation Group, Inc. *	13,354	93,745
Websense, Inc. *	2,873	46,457
		1,449,272
Steel - 0.05%
Olympic Steel, Inc.	1,204	21,070
Telecommunications Equipment &
Services - 1.86%
Applied Signal Technology, Inc.	704	11,046
Arris Group, Inc. *	17,176	123,495
Comtech Telecommunications Corp. *	2,972	140,962
Harmonic, Inc. *	3,759	19,359
Harris Stratex Networks, Inc., Class A *	1,443	7,201
InterDigital, Inc. *	7,547	200,146
J2 Global Communications, Inc. *	3,000	58,560
NTELOS Holdings Corp.	261	5,797
Plantronics, Inc.	1,020	12,964
Tekelec, Inc. *	11,682	143,105
		722,635
Telephone - 1.11%
CenturyTel, Inc.	16,292	432,716
Tobacco - 0.08%
Alliance One International, Inc. *	9,665	29,962
Toys, Amusements & Sporting Goods - 0.55%
Jakks Pacific, Inc. *	11,900	213,010
Transportation - 1.15%
Horizon Lines, Inc. (a)	24,161	96,644
Kirby Corp. *	11,019	280,213

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Pacer International, Inc.	3,050	$29,554
Teekay Tankers, Ltd.	802	8,758
USA Truck, Inc. *	2,273	30,345
		445,514
Trucking & Freight - 1.38%
Arkansas Best Corp.	5,350	142,043
Hub Group, Inc., Class A *	7,509	200,490
Landstar Systems, Inc.	4,402	141,480
Werner Enterprises, Inc.	3,039	52,818
		536,831
TOTAL COMMON STOCKS (Cost $52,007,224)		$38,069,879

INVESTMENT COMPANIES - 1.35%
SPDR KBW Regional Banking ETF (a)	17,723	525,487
TOTAL INVESTMENT COMPANIES (Cost $591,831)		$525,487

SHORT TERM INVESTMENTS - 2.19%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$854,025	$854,025
TOTAL SHORT TERM INVESTMENTS
(Cost $854,025)		$854,025

REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$377,002 on 12/1/2008,
collateralized by $380,000 Federal
National Mortgage Association,
4.875% due 04/15/2009 (valued at
$387,600, including interest)	$377,000	$377,000
TOTAL REPURCHASE AGREEMENTS
(Cost $377,000)		$377,000
Total Investments (Small Company Fund)
(Cost $53,830,080) - 102.37%		$39,826,391
Liabilities in Excess of Other Assets - (2.37)%		(922,972)
TOTAL NET ASSETS - 100.00%		$38,903,419

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.32%
Advertising - 0.50%
inVentiv Health, Inc. *	48,063	$578,198
Aerospace - 1.42%
TransDigm Group, Inc. *	45,939	1,630,834
Apparel & Textiles - 1.12%
Interface, Inc., Class A	87,086	482,457
Warnaco Group, Inc. *	45,176	808,650
		1,291,107

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.08%
Tenneco, Inc. *	27,893	$91,489
Banking - 3.55%
City National Corp.	20,845	914,679
Greenhill & Company, Inc. (a)	25,054	1,706,177
SVB Financial Group *	36,579	1,464,989
		4,085,845
Biotechnology - 4.13%
Acorda Therapeutics, Inc. *	33,779	612,076
Affymetrix, Inc. *	64,377	176,393
AMAG Pharmaceuticals, Inc. *	21,325	718,226
Human Genome Sciences, Inc. *	89,843	155,428
Martek Biosciences Corp. * (a)	40,023	1,118,643
Myriad Genetics, Inc. *	33,240	1,970,467
		4,751,233
Business Services - 6.62%
CoStar Group, Inc. *	42,465	1,385,208
Global Payments, Inc.	26,452	956,769
Informatica Corp. *	85,187	1,182,396
Parexel International Corp. *	56,611	471,003
SRA International, Inc., Class A *	54,993	825,995
Syntel, Inc.	40,700	977,614
Tetra Tech, Inc. *	91,246	1,828,570
		7,627,555
Chemicals - 0.63%
Calgon Carbon Corp. *	57,088	729,014
Commercial Services - 1.82%
Chemed Corp.	32,760	1,335,298
Live Nation, Inc. *	74,001	361,865
Riskmetrics Group, Inc. * (a)	26,511	396,074
		2,093,237
Computers & Business Equipment - 2.06%
Cogent, Inc. *	116,551	1,566,445
Tech Data Corp. *	46,154	804,926
		2,371,371
Construction & Mining Equipment - 0.48%
Bucyrus International, Inc., Class A	28,592	558,402
Containers & Glass - 0.82%
Greif, Inc., Class A	28,517	945,338
Crude Petroleum & Natural Gas - 5.51%
Arena Resources, Inc. *	50,629	1,340,150
Bill Barrett Corp. *	48,493	1,084,788
Carrizo Oil & Gas, Inc. * (a)	42,718	884,263
Goodrich Petroleum Corp. *	31,997	1,154,132
Unit Corp. *	42,506	1,219,072
Whiting Petroleum Corp. *	17,444	668,105
		6,350,510
Drugs & Health Care - 1.63%
Mentor Corp. (a)	37,568	606,723
Meridian Bioscience, Inc.	53,123	1,265,921
		1,872,644
Educational Services - 3.75%
DeVry, Inc.	36,016	2,070,200

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services (continued)
Strayer Education, Inc.	9,379	$2,247,302
		4,317,502
Electrical Equipment - 2.15%
General Cable Corp. * (a)	38,955	643,147
Varian, Inc. *	38,761	1,418,652
Wesco International, Inc. *	27,953	413,425
		2,475,224
Electrical Utilities - 2.58%
ITC Holdings Corp.	29,229	1,227,618
Pike Electric Corp. *	100,965	1,226,725
Quanta Services, Inc. *	31,996	520,255
		2,974,598
Financial Services - 2.93%
Affiliated Managers Group, Inc. *	18,224	510,272
Bankrate, Inc. *	32,470	891,951
optionsXpress Holdings, Inc.	51,119	720,266
Stifel Financial Corp. *	29,076	1,250,559
		3,373,048
Food & Beverages - 1.59%
Ralcorp Holdings, Inc. *	29,215	1,827,690
Healthcare Products - 4.91%
Gen-Probe, Inc. *	26,734	985,148
Insulet Corp. * (a)	58,166	284,432
Medicines Company *	69,071	890,325
Nuvasive, Inc. * (a)	45,654	1,572,780
Wright Medical Group, Inc. *	69,021	1,170,596
Zoll Medical Corp. *	42,370	754,610
		5,657,891
Healthcare Services - 0.74%
Pediatrix Medical Group, Inc. *	27,230	847,398
Hotels & Restaurants - 3.35%
Buffalo Wild Wings, Inc. *	41,025	941,934
Choice Hotels International, Inc.	36,412	914,305
Jack in the Box, Inc. *	63,693	1,114,627
P.F. Chang's China Bistro, Inc. * (a)	47,427	888,308
		3,859,174
Household Products - 1.63%
Church & Dwight, Inc.	31,654	1,881,514
Industrial Machinery - 2.25%
FMC Technologies, Inc. *	27,516	755,864
Lindsay Corp. (a)	19,492	758,434
Regal-Beloit Corp.	32,089	1,079,474
		2,593,772
Industrials - 0.28%
EnergySolutions, Inc.	70,440	321,206
Insurance - 1.22%
ProAssurance Corp. *	25,738	1,405,037
Leisure Time - 0.32%
National Cinemedia, Inc.	45,028	366,528
Manufacturing - 1.77%
Barnes Group, Inc.	51,799	693,589

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Coherent, Inc. *	34,265	$852,856
Hexcel Corp. *	66,421	498,157
		2,044,602
Medical-Hospitals - 2.30%
Cepheid, Inc. *	54,252	736,742
LifePoint Hospitals, Inc. * (a)	48,423	971,366
VCA Antech, Inc. *	49,521	943,375
		2,651,483
Metal & Metal Products - 0.51%
Dynamic Materials Corp.	36,792	584,993
Petroleum Services - 0.92%
Dril-Quip, Inc. *	38,812	763,820
ION Geophysical Corp. *	100,028	300,084
		1,063,904
Pharmaceuticals - 2.29%
BioMarin Pharmaceutical, Inc. *	63,163	1,075,666
OSI Pharmaceuticals, Inc. * (a)	18,172	675,999
PharMerica Corp. *	2,576	42,813
United Therapeutics Corp. *	15,345	841,366
		2,635,844
Pollution Control - 0.52%
Fuel Tech, Inc. * (a)	67,689	598,371
Railroads & Equipment - 1.15%
Wabtec Corp.	34,351	1,325,605
Real Estate - 0.55%
BioMed Realty Trust, Inc., REIT	68,607	639,417
Retail Trade - 2.46%
AnnTaylor Stores Corp. *	57,489	258,126
Big Lots, Inc. * (a)	46,358	812,192
Hot Topic, Inc. *	139,075	1,143,196
Zumiez, Inc. * (a)	71,490	617,674
		2,831,188
Semiconductors - 5.07%
Advanced Energy Industries, Inc. *	93,108	724,380
Diodes, Inc. *	3,470	16,205
Hittite Microwave Corp. *	36,577	1,068,780
Microsemi Corp. *	55,934	1,090,154
Power Integrations, Inc.	48,222	882,463
Silicon Laboratories, Inc. *	49,942	1,046,784
Varian Semiconductor Equipment Associates,
Inc. * (a)	55,076	1,013,398
		5,842,164
Software - 7.24%
ANSYS, Inc. *	41,462	1,196,593
Aspen Technology, Inc. *	116,428	809,175
Blackboard, Inc. *	44,839	1,104,385
Eclipsys Corp. *	84,703	1,111,303
Lawson Software, Inc. *	149,594	586,409
Manhattan Associates, Inc. *	56,672	869,915
Omniture, Inc. * (a)	26,253	260,955
Quality Systems, Inc. (a)	46,219	1,389,805

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. *	62,107	$1,004,270
		8,332,810
Steel - 0.43%
Carpenter Technology Corp.	29,689	494,619
Telecommunications Equipment &
Services - 5.04%
Harmonic, Inc. *	150,031	772,660
NeuStar, Inc., Class A *	55,778	1,068,149
NICE Systems, Ltd., ADR *	49,508	1,104,028
Polycom, Inc. *	65,597	1,235,191
SBA Communications Corp. * (a)	51,235	809,001
Starent Networks Corp. *	81,417	810,099
		5,799,128
Toys, Amusements & Sporting Goods - 1.63%
Marvel Entertainment, Inc. *	63,637	1,874,110
Trucking & Freight - 3.37%
Forward Air Corp.	53,282	1,231,880
Hub Group, Inc., Class A *	50,676	1,353,049
Knight Transportation, Inc. (a)	82,343	1,297,726
		3,882,655

TOTAL COMMON STOCKS (Cost $148,063,163)		$107,478,252

SHORT TERM INVESTMENTS - 11.38%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$13,102,094	$13,102,094
TOTAL SHORT TERM INVESTMENTS
(Cost $13,102,094)		$13,102,094

REPURCHASE AGREEMENTS - 2.50%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$2,877,012 on 12/01/2008,
collateralized by $2,600,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at $2,934,750,
including interest)	$2,877,000	$2,877,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,877,000)		$2,877,000
Total Investments (Small Company Growth Fund)
(Cost $164,042,257) - 107.20%		$123,457,346
Liabilities in Excess of Other Assets - (7.20)%		(8,288,961)
TOTAL NET ASSETS - 100.00%		$115,168,385

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.11%
Aerospace - 1.43%
Kratos Defense & Security Solutions, Inc. *	457,000	$507,270

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
Woodward Governor Company	225,400	$4,787,496
		5,294,766
Air Travel - 0.88%
Alaska Air Group, Inc. *	141,200	3,240,540
Apparel & Textiles - 0.81%
Culp, Inc. *	89,400	206,514
G & K Services, Inc., Class A	119,500	2,796,300
		3,002,814
Auto Parts - 0.01%
Accuride Corp. *	190,100	51,327
Auto Services - 0.05%
Dollar Thrifty Automotive Group, Inc. *	145,600	180,544
Banking - 5.74%
East West Bancorp, Inc.	242,838	3,594,002
Glacier Bancorp, Inc. (a)	198,800	3,534,664
Home Bancshares, Inc. (a)	135,816	3,588,259
Signature Bank *	73,600	2,193,280
SVB Financial Group *	149,400	5,983,470
Wintrust Financial Corp.	111,900	2,308,497
		21,202,172
Biotechnology - 1.40%
Exelixis, Inc. *	206,400	637,776
Myriad Genetics, Inc. *	76,300	4,523,064
		5,160,840
Broadcasting - 0.11%
Saga Communications, Inc., Class A *	170,100	418,446
Building Materials & Construction - 2.39%
Beacon Roofing Supply, Inc. * (a)	412,800	4,879,296
Drew Industries, Inc. * (a)	181,900	2,557,514
Sterling Construction Company, Inc. *	85,100	1,400,746
		8,837,556
Business Services - 7.59%
Compass Diversified Trust	160,200	1,603,602
Electro Rent Corp.	222,900	2,458,587
FTI Consulting, Inc. *	133,100	7,299,204
McGrath Rentcorp	210,300	3,781,194
MPS Group, Inc. *	444,500	2,942,590
Navigant Consulting Company *	250,600	4,738,846
StarTek, Inc. *	185,612	426,908
SYNNEX Corp. *	114,100	1,193,486
Wind River Systems, Inc. *	429,100	3,578,694
		28,023,111
Chemicals - 3.08%
Airgas, Inc.	129,000	4,611,750
American Vanguard Corp.	186,000	1,815,360
Arch Chemicals, Inc.	134,400	3,881,472
Innospec, Inc.	186,900	1,076,544
		11,385,126
Colleges & Universities - 0.98%
Corinthian Colleges, Inc. *	224,600	3,611,568

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services - 0.80%
Live Nation, Inc. * (a)	59,700	$291,933
Pool Corp.	154,800	2,667,204
		2,959,137
Computers & Business Equipment - 0.79%
Ixia *	270,500	1,660,870
Palm, Inc. * (a)	363,900	869,721
Xyratex, Ltd. *	143,900	395,725
		2,926,316
Construction & Mining Equipment - 1.28%
Astec Industries, Inc. *	59,700	1,805,925
Carbo Ceramics, Inc. (a)	60,800	2,912,320
		4,718,245
Construction Materials - 1.77%
Ameron International Corp.	60,300	3,248,964
Comfort Systems USA, Inc.	146,900	1,226,615
Universal Forest Products, Inc.	97,800	2,056,734
		6,532,313
Crude Petroleum & Natural Gas - 2.99%
Forest Oil Corp. *	100,500	1,753,725
Penn Virginia Corp.	207,700	6,237,231
Whiting Petroleum Corp. *	79,300	3,037,190
		11,028,146
Domestic Oil - 0.45%
Mariner Energy, Inc. *	114,100	1,253,959
Union Drilling, Inc. *	58,419	393,744
		1,647,703
Drugs & Health Care - 1.92%
Landauer, Inc.	49,700	2,853,774
West Pharmaceutical Services, Inc.	119,500	4,242,250
		7,096,024
Electrical Equipment - 0.63%
C & D Technologies, Inc. * (a)	161,400	230,802
Littelfuse, Inc. *	103,200	1,552,128
Methode Electronics, Inc.	65,200	551,592
		2,334,522
Electrical Utilities - 3.23%
Black Hills Corp.	124,900	3,223,669
Cleco Corp.	171,100	4,032,827
El Paso Electric Company *	165,700	2,985,914
Empire District Electric Company	96,100	1,685,594
		11,928,004
Electronics - 1.56%
Analogic Corp.	37,500	1,464,750
Belden, Inc.	143,100	2,492,802
Franklin Electric, Inc.	36,900	1,089,288
Newport Corp. *	125,600	729,736
		5,776,576
Energy - 0.06%
GeoMet, Inc. *	114,100	233,905
Financial Services - 2.92%
Ares Capital Corp.	343,500	1,710,630

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Hercules Technology Growth Capital, Inc.	239,800	$1,546,710
JMP Group, Inc.	136,900	502,423
Kohlberg Capital Corp.	250,267	1,026,095
Piper Jaffray Companies, Inc. *	54,300	2,057,427
Stifel Financial Corp. * (a)	91,200	3,922,512
		10,765,797
Food & Beverages - 0.92%
Nash Finch Company (a)	75,600	3,391,416
Forest Products - 1.07%
Deltic Timber Corp.	82,600	3,958,192
Furniture & Fixtures - 0.21%
Stanley Furniture Company, Inc.	122,400	758,880
Gas & Pipeline Utilities - 1.41%
Southwest Gas Corp.	114,100	2,955,190
Vectren Corp.	80,100	2,255,616
		5,210,806
Healthcare Products - 2.57%
AngioDynamics, Inc. *	105,900	1,263,387
Owens & Minor, Inc.	198,200	8,231,246
		9,494,633
Healthcare Services - 1.23%
National Healthcare Corp.	86,112	3,908,624
Triple-S Management Corp. *	57,700	628,930
		4,537,554
Homebuilders - 0.89%
M/I Homes, Inc. (a)	105,900	1,116,186
Meritage Homes Corp. *	173,800	2,155,120
		3,271,306
Hotels & Restaurants - 0.60%
Orient Express Hotels, Ltd., Class A	228,900	1,567,965
The Steak & Shake Company * (a)	143,900	636,038
		2,204,003
Industrial Machinery - 2.07%
Cascade Corp.	67,900	1,834,658
Circor International, Inc.	82,300	1,796,609
IDEX Corp.	175,125	4,027,875
		7,659,142
Insurance - 4.98%
Employers Holdings, Inc.	73,300	1,194,057
Markel Corp. *	9,000	2,772,000
Max Re Capital, Ltd.	184,700	2,135,132
National Interstate Corp.	135,200	2,270,008
ProAssurance Corp. *	162,900	8,892,711
Universal American Financial Corp. *	113,500	1,128,190
		18,392,098
Investment Companies - 0.33%
First Opportunity Fund, Inc.	249,800	1,209,032
Life Sciences - 0.19%
Symyx Technologies, Inc. *	177,000	711,540
Manufacturing - 2.79%
AptarGroup, Inc.	187,400	6,266,656

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Nordson Corp.	124,900	$4,053,005
		10,319,661
Metal & Metal Products - 3.37%
Franco-Nevada Corp.	97,300	1,321,968
Gibraltar Industries, Inc.	184,300	2,377,470
Matthews International Corp., Class A	162,900	6,651,207
Sims Group, Ltd.	228,100	2,103,082
		12,453,727
Mining - 0.40%
AMCOL International Corp.	74,200	1,494,388
Mobile Homes - 0.38%
Winnebago Industries, Inc. (a)	239,000	1,405,320
Multimedia - 0.32%
Ascent Media Corp., Class A *	59,600	1,192,000
Paper - 1.61%
Potlatch Corp.	122,200	3,260,296
Wausau-Mosinee Paper Corp.	262,600	2,702,154
		5,962,450
Petroleum Services - 0.82%
Atwood Oceanics, Inc. *	58,100	1,051,610
Hercules Offshore, Inc. * (a)	82,292	478,940
TETRA Technologies, Inc. *	307,000	1,479,740
		3,010,290
Railroads & Equipment - 1.50%
Genesee & Wyoming, Inc., Class A *	181,900	5,526,122
Real Estate - 4.37%
Cedar Shopping Centers, Inc., REIT	228,100	1,072,070
First Potomac Realty Trust, REIT	180,600	1,450,218
Hatteras Financial Corp., REIT	119,500	3,079,515
Kilroy Realty Corp., REIT	124,900	3,805,703
LaSalle Hotel Properties, REIT (a)	141,200	1,245,384
Parkway Properties, Inc., REIT	78,800	1,077,196
Redwood Trust, Inc., REIT	100,500	1,311,525
Strategic Hotel & Resorts, Inc., REIT	191,700	191,700
Washington Real Estate Investment Trust,
REIT	109,200	2,890,524
		16,123,835
Retail Grocery - 0.18%
Winn-Dixie Stores, Inc. *	43,200	645,840
Retail Trade - 5.59%
Aaron Rents, Inc., Class B	338,800	8,954,484
Casey's General Stores, Inc.	108,400	3,214,060
CSS Industries, Inc.	97,600	2,225,280
Fred's, Inc., Class A	178,100	2,048,150
Haverty Furniture Companies, Inc. (a)	222,700	1,890,723
Marinemax, Inc. * (a)	135,900	377,802
Stein Mart, Inc.	317,700	495,612
The Men's Wearhouse, Inc. (a)	135,800	1,444,912
		20,651,023
Sanitary Services - 2.15%
Casella Waste Systems, Inc., Class A *	63,800	319,638
Insituform Technologies, Inc., Class A *	214,600	3,478,666

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Connections, Inc. *	146,600	$4,138,518
		7,936,822
Semiconductors - 2.39%
Advanced Energy Industries, Inc. *	214,500	1,668,810
ATMI, Inc. *	101,300	1,207,496
Brooks Automation, Inc. *	255,304	985,473
Cabot Microelectronics Corp. *	48,300	1,196,391
Exar Corp. *	238,200	1,605,468
FormFactor, Inc. *	133,300	1,803,549
GSI Group, Inc. *	342,400	366,368
		8,833,555
Software - 2.66%
Progress Software Corp. *	181,900	3,870,832
SPSS, Inc. *	134,200	3,279,848
Websense, Inc. *	165,900	2,682,603
		9,833,283
Steel - 0.53%
Carpenter Technology Corp. (a)	118,400	1,972,544
Telecommunications Equipment &
Services - 0.84%
Premiere Global Services, Inc. *	323,700	1,974,570
Sonus Networks, Inc. *	719,600	1,115,380
		3,089,950
Tires & Rubber - 0.46%
Myers Industries, Inc.	277,005	1,684,190
Tobacco - 0.36%
Alliance One International, Inc. *	434,500	1,346,950
Transportation - 1.92%
Kirby Corp. *	181,100	4,605,373
UTI Worldwide, Inc.	230,800	2,474,176
		7,079,549
Trucking & Freight - 2.13%
Landstar Systems, Inc.	244,400	7,855,016
TOTAL COMMON STOCKS (Cost $467,432,370)		$347,570,615

PREFERRED STOCKS - 0.60%
Banking - 0.60%
East West Bancorp., Inc., Series A, 8.00%	2,314	2,227,651
TOTAL PREFERRED STOCKS (Cost $2,294,914)		$2,227,651

INVESTMENT COMPANIES - 0.72%
Investment Companies - 0.72%
iShares Russell 2000 Value Index Fund	56,388	2,659,258
TOTAL INVESTMENT COMPANIES (Cost $3,565,927)		$2,659,258

SHORT TERM INVESTMENTS - 6.92%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$19,965,172	$19,965,172

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund, 2.7528%	$3,624,898	$5,590,602
TOTAL SHORT TERM INVESTMENTS
(Cost $25,555,774)		$25,555,774

REPURCHASE AGREEMENTS - 0.54%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$2,003,008 on 12/01/2008,
collateralized by $1,915,000
Federal National Mortgage
Association, 5.00% due
03/15/2016 (valued at $2,046,656,
including interest)	$2,003,000	$2,003,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,003,000)		$2,003,000
Total Investments (Small Company Value Fund)
(Cost $500,851,985) - 102.89%		$380,016,298
Liabilities in Excess of Other Assets - (2.89)%		(10,684,868)
TOTAL NET ASSETS - 100.00%		$369,331,430

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.37%
Advertising - 0.34%
inVentiv Health, Inc. *	26,606	$320,070
Marchex, Inc., Class B	1,109	6,188
ValueClick, Inc. *	4,025	24,835
		351,093
Aerospace - 2.01%
AAR Corp. *	1,637	27,731
Aerovironment, Inc. *	6,575	211,912
Alliant Techsystems, Inc. *	1,388	114,094
BE Aerospace, Inc. *	3,933	32,172
Curtiss-Wright Corp.	8,289	276,853
Ducommun, Inc.	3,102	51,865
Esterline Technologies Corp. *	5,744	212,011
GenCorp, Inc. *	1,946	5,565
HEICO Corp., Class A	557	12,945
HEICO Corp.	229	7,358
Integral Systems, Inc. *	17,363	416,712
Moog, Inc., Class A *	2,580	83,024
Orbital Sciences Corp., Class A *	2,468	42,450
Teledyne Technologies, Inc. *	7,837	318,339
TransDigm Group, Inc. *	1,112	39,476
Triumph Group, Inc.	350	11,970
Woodward Governor Company	10,842	230,284
		2,094,761
Agriculture - 0.01%
Tejon Ranch Company *	538	14,047

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel - 0.47%
Airtran Holdings, Inc. *	89,644	$305,686
Allegiant Travel Company *	512	22,087
Continental Airlines, Inc., Class B *	3,012	44,216
JetBlue Airways Corp. *	6,633	34,757
UAL Corp. *	4,907	55,204
US Airways Group, Inc. *	4,455	26,552
		488,502
Apparel & Textiles - 1.24%
American Apparel, Inc. *	1,354	5,754
Bebe Stores, Inc.	1,128	6,971
Brown Shoe, Inc.	16,224	91,503
Crocs, Inc. *	3,332	4,232
Deckers Outdoor Corp. *	523	31,192
Gymboree Corp. *	13,816	347,472
Hanesbrands, Inc. *	3,970	51,292
Iconix Brand Group, Inc. *	2,193	18,575
Interface, Inc., Class A	2,125	11,772
Jos. A. Bank Clothiers, Inc. *	6,620	129,421
Lululemon Athletica, Inc. *	1,158	11,372
Maidenform Brands, Inc. *	22,817	211,285
Phillips-Van Heusen Corp.	3,454	60,238
Skechers U.S.A., Inc., Class A *	909	10,944
True Religion Apparel, Inc. *	908	11,432
Under Armour, Inc., Class A *	1,232	28,324
Volcom, Inc. *	672	6,774
Warnaco Group, Inc. *	1,919	34,350
Wolverine World Wide, Inc.	11,606	223,648
		1,296,551
Auto Parts - 0.24%
Amerigon, Inc. *	41,947	156,462
Commercial Vehicle Group, Inc. *	396	444
Gentex Corp.	2,118	18,575
LKQ Corp. *	5,144	53,600
Tenneco, Inc. *	598	1,961
Titan International, Inc.	1,378	13,146
Visteon Corp. *	4,797	3,598
		247,786
Automobiles - 0.07%
Americas Car Mart, Inc. *	8,086	75,523
Banking - 1.88%
Bank of the Ozarks, Inc.	532	14,481
Beneficial Mutual Bancorp, Inc. *	1,383	16,250
City Bank	11,831	77,966
First Citizens Bancshares, Inc.	2,024	284,473
Greene County Bancshares, Inc.	15,309	249,690
Greenhill & Company, Inc.	677	46,104
Guaranty Financial Group, Inc. *	1,560	4,212
Investors Bancorp, Inc. *	1,330	18,620
MainSource Financial Group, Inc.	2,833	44,166
NewAlliance Bancshares, Inc.	1,430	19,705
Oritani Financial Corp. *	600	10,122
Pacific Capital Bancorp	13,327	210,567
Pinnacle Financial Partners, Inc. *	7,121	195,828
PrivateBancorp, Inc.	807	25,146
Roma Financial Corp.	172	2,532

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Signature Bank *	1,455	$43,359
Texas Capital Bancshares, Inc. *	19,012	305,143
United Community Banks, Inc.	13,090	172,526
ViewPoint Financial Group	478	7,643
Virginia Commerce Bancorp, Inc. *	730	3,168
Whitney Holding Corp.	11,858	207,871
		1,959,572
Biotechnology - 2.34%
Acorda Therapeutics, Inc. *	1,484	26,890
Affymetrix, Inc. *	2,947	8,075
Alnylam Pharmaceuticals, Inc. *	16,634	303,238
AMAG Pharmaceuticals, Inc. *	467	15,729
Arena Pharmaceuticals, Inc. *	1,583	6,110
Bio-Rad Laboratories, Inc., Class A *	511	37,896
Cougar Biotechnology, Inc. *	695	16,819
Exelixis, Inc. *	4,456	13,769
Genomic Health, Inc. *	596	11,044
Geron Corp. *	3,311	11,588
GTx, Inc. *	613	9,054
Human Genome Sciences, Inc. *	5,450	9,429
Illumina, Inc. *	37,800	831,978
Immucor, Inc. *	17,767	431,205
Integra LifeSciences Holdings Corp. *	863	27,176
Intermune, Inc. *	1,323	15,228
Lexicon Genetics, Inc. *	1,796	3,071
Martek Biosciences Corp. *	1,386	38,739
Medarex, Inc. *	5,126	25,886
Medivation, Inc. *	673	10,034
Momenta Pharmaceuticals, Inc. *	709	6,310
Myriad Genetics, Inc. *	7,209	427,350
Nabi Biopharmaceuticals *	1,428	5,698
Nektar Therapeutics *	2,552	12,122
Neurocrine Biosciences, Inc. *	1,631	5,072
Orexigen Therapeutics, Inc. *	736	5,145
Osiris Therapeutics, Inc. *	670	12,750
Pharmanet Development Group, Inc. *	710	859
Progenics Pharmaceuticals, Inc. *	1,145	10,614
Sangamo Biosciences, Inc. *	1,472	3,621
Techne Corp.	1,546	95,867
		2,438,366
Broadcasting - 0.03%
CKX, Inc. *	1,862	8,193
Crown Media Holdings, Inc., Class A *	539	1,148
Cumulus Media, Inc., Class A *	1,098	966
Entravision Communications Corp., Class A *	1,952	1,503
Liberty Media Corp. - Capital, Series A *	5,211	17,249
Mediacom Communications Corp., Class A *	1,744	4,412
		33,471
Building Materials & Construction - 1.37%
Beacon Roofing Supply, Inc. *	23,268	275,028
Builders FirstSource, Inc. *	330	386
Chicago Bridge & Iron Company N.V.	68,600	697,662
China Architectural Engineering, Inc. *	570	1,653
Drew Industries, Inc. *	9,304	130,814
Dycom Industries, Inc. *	1,699	10,092

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Eagle Materials, Inc.	1,836	$38,556
EMCOR Group, Inc. *	14,229	224,391
Perini Corp. *	1,091	20,893
Texas Industries, Inc.	989	30,521
		1,429,996
Business Services - 3.54%
3PAR, Inc. *	1,158	9,554
Acxiom Corp.	3,093	23,228
Administaff, Inc.	992	16,943
AMERCO, Inc. *	194	7,188
Arbitron, Inc.	1,150	16,135
BearingPoint, Inc. *	7,963	334
Brinks Company	1,898	41,319
Chindex International, Inc. *	216	1,296
Coinstar, Inc. *	1,179	21,882
comScore, Inc. *	730	6,804
Constant Contact, Inc. *	475	6,626
Corporate Executive Board Company	1,442	33,253
CoStar Group, Inc. *	784	25,574
CRA International, Inc. *	7,630	221,423
Euronet Worldwide, Inc. *	1,763	15,038
Exponent, Inc. *	7,800	238,056
EZCORP, Inc., Class A *	1,458	24,042
FactSet Research Systems, Inc.	1,919	76,760
Fair Isaac Corp.	1,028	14,536
Forrester Research, Inc. *	692	15,861
FTI Consulting, Inc. *	10,162	557,284
Gartner Group, Inc., Class A *	2,794	42,916
Global Cash Access, Inc. *	1,951	6,029
Global Payments, Inc.	2,181	78,887
GSI Commerce, Inc. *	907	7,220
Heidrick & Struggles International, Inc.	724	14,987
Hill International, Inc. *	1,021	5,616
Hudson Highland Group, Inc. *	1,064	3,341
Huron Consulting Group, Inc. *	6,794	353,967
Informatica Corp. *	3,736	51,856
Kendle International, Inc. *	558	11,422
Kenexa Corp. *	860	5,194
Kforce, Inc. *	22,561	153,415
Korn/Ferry International *	977	12,027
Macrovision Solutions Corp. *	4,336	50,991
Navigant Consulting Company *	2,035	38,482
Net 1 UEPS Technologies, Inc. *	1,012	10,322
OraSure Technologies, Inc. *	1,991	6,849
Parexel International Corp. *	2,382	19,818
Perot Systems Corp., Class A *	3,762	46,950
Pre-Paid Legal Services, Inc. *	386	15,440
Resources Connection, Inc. *	1,824	31,573
Rollins, Inc.	1,910	33,081
ScanSource, Inc. *	1,108	18,847
Seachange International, Inc. *	31,246	247,468
SonicWALL, Inc. *	2,429	9,522
Sotheby's	1,852	18,409
SRA International, Inc., Class A *	1,832	27,517
Stanley, Inc. *	8,437	269,140

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
SuccessFactors, Inc. *	1,281	$7,942
Syntel, Inc.	1,052	25,269
TeleTech Holdings, Inc. *	1,780	15,700
Tetra Tech, Inc. *	2,482	49,739
The Hackett Group, Inc. *	68,000	202,640
TrueBlue, Inc. *	18,538	137,367
Tyler Technologies, Inc. *	1,522	19,223
Unisys Corp. *	4,574	3,065
VSE Corp.	6,273	209,267
Watson Wyatt Worldwide, Inc., Class A	895	36,086
Wind River Systems, Inc. *	3,068	25,587
		3,696,307
Cable & Television - 0.03%
Charter Communications, Inc., Class A *	14,197	2,697
Knology, Inc. *	1,286	7,305
TiVo, Inc. *	4,085	20,507
		30,509
Cellular Communications - 1.40%
iPCS, Inc. *	620	4,619
MetroPCS Communications, Inc. *	80,700	1,181,448
Novatel Wireless, Inc. *	875	3,351
Syniverse Holdings, Inc. *	27,949	273,062
		1,462,480
Chemicals - 2.99%
A. Schulman, Inc.	7,414	100,608
Albany Molecular Research, Inc. *	18,551	176,049
Albemarle Corp.	60,700	1,234,031
American Vanguard Corp.	421	4,109
Ashland, Inc.	421	4,021
Cabot Corp.	44,300	916,567
Calgon Carbon Corp. *	1,009	12,885
ICO, Inc. *	19,954	89,594
Landec Corp. *	19,645	136,336
Newmarket Corp.	555	18,581
Sensient Technologies Corp.	14,326	344,397
The Scotts Company, Class A	1,909	61,775
W. R. Grace & Company *	3,047	15,631
Zoltek Companies, Inc. *	1,153	9,282
		3,123,866
Coal - 0.07%
Foundation Coal Holdings, Inc.	1,917	27,356
International Coal Group, Inc. *	5,501	15,623
James River Coal Company *	1,157	13,143
Patriot Coal Corp. *	2,264	19,176
		75,298
Colleges & Universities - 0.37%
Career Education Corp. *	18,062	333,786
Corinthian Colleges, Inc. *	3,593	57,775
		391,561
Commercial Services - 1.10%
Brinks Home Security Holdings, Inc. *	1,898	37,960
Cardtronics, Inc. *	496	665
CBIZ, Inc. *	49,852	400,312

The accompanying notes are an integral part of the financial statements.
215

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PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Chemed Corp.	1,001	$40,801
DynCorp International, Inc. *	1,084	16,097
Exlservice Holdings, Inc. *	620	4,402
First Advantage Corp., Class A *	344	4,324
HMS Holdings Corp. *	1,002	29,559
Live Nation, Inc. *	3,042	14,875
Morningstar, Inc. *	676	21,767
Perficient, Inc. *	1,295	3,950
Pool Corp.	17,161	295,684
Team, Inc. *	8,979	253,387
TNS, Inc. *	603	5,156
Wright Express Corp. *	1,639	18,652
		1,147,591
Computers & Business Equipment - 3.48%
3D Systems Corp. *	714	5,176
Acme Packet, Inc. *	1,051	4,099
Avocent Corp. *	9,950	187,159
BigBand Networks, Inc. *	692	2,519
Blue Coat Systems, Inc. *	1,607	14,286
BluePhoenix Solutions Ltd *	29,022	52,530
Brocade Communications Systems, Inc. *	15,886	51,153
CACI International, Inc., Class A *	7,805	346,620
Cogent, Inc. *	32,339	434,636
Compellent Technologies, Inc. *	20,683	222,135
Data Domain, Inc. *	1,107	17,989
Diebold, Inc.	6,840	191,520
Echelon Corp. *	1,218	7,783
EMS Technologies, Inc. *	11,179	270,644
Extreme Networks, Inc. *	3,557	7,470
Falconstor Software, Inc. *	18,793	54,500
Foundry Networks, Inc. *	3,802	58,893
Furmanite Corp. *	23,152	124,558
Intermec, Inc. *	2,081	27,636
Internap Network Services Corp. *	926	2,537
Isilon Systems, Inc. *	978	3,188
Ixia *	1,683	10,334
Jack Henry & Associates, Inc.	3,320	61,121
L-1 Identity Solutions, Inc. *	2,785	16,264
Limelight Networks, Inc. *	1,637	4,436
Metavante Technologies, Inc. *	3,783	65,332
MICROS Systems, Inc. *	3,437	57,226
MTS Systems Corp.	666	17,323
National Instruments Corp.	2,480	59,793
Ness Technologies, Inc. *	740	3,485
Netezza Corp. *	1,229	8,873
NETGEAR, Inc. *	1,498	18,126
Netscout Systems, Inc. *	33,847	269,084
Palm, Inc. *	4,306	10,291
Parametric Technology Corp. *	4,855	56,124
Plexus Corp. *	1,790	29,857
Rackable Systems, Inc. *	1,253	4,999
Radiant Systems, Inc. *	32,553	159,510
Seagate Technology	92,800	390,688
Sigma Designs, Inc. *	1,287	12,008
Smart Modular Technologies (WWH), Inc. *	670	603
Sonic Solutions *	920	1,178

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Stratasys, Inc. *	833	$9,296
Sykes Enterprises, Inc. *	1,385	25,692
Synaptics, Inc. *	11,303	248,327
Trident Microsystems, Inc. *	2,589	4,350
		3,631,351
Construction & Mining Equipment - 0.24%
Astec Industries, Inc. *	757	22,899
Carbo Ceramics, Inc.	881	42,200
Gulf Islands Fabrication, Inc.	11,214	161,594
Layne Christensen Company *	812	18,335
Matrix Service Company *	1,098	8,389
		253,417
Construction Materials - 0.34%
Clarcor, Inc.	1,314	42,193
Columbus McKinnon Corp. *	267	3,129
Simpson Manufacturing Company, Inc.	11,723	304,798
		350,120
Containers & Glass - 1.39%
Graphic Packaging Holding Company *	4,382	7,230
Greif, Inc., Class A	1,007	33,382
Mobile Mini, Inc. *	1,461	18,979
Pactiv Corp. *	55,100	1,376,949
Silgan Holdings, Inc.	392	17,734
		1,454,274
Correctional Facilities - 0.13%
Corrections Corp. of America *	5,271	95,352
The Geo Group, Inc. *	2,153	41,553
		136,905
Cosmetics & Toiletries - 0.53%
Alberto-Culver Company	3,810	81,801
Chattem, Inc. *	3,813	276,709
Helen of Troy, Ltd. *	9,628	150,775
Intermediate Parfums, Inc.	651	4,791
Revlon, Inc. *	711	5,361
Sally Beauty Holdings, Inc. *	3,449	15,003
Steiner Leisure, Ltd. *	652	15,772
		550,212
Crude Petroleum & Natural Gas - 3.20%
Allis-Chalmers Energy, Inc. *	271	1,710
Arena Resources, Inc. *	69,934	1,851,153
Bill Barrett Corp. *	14,970	334,879
Cano Petroleum, Inc. *	61,290	35,548
Carrizo Oil & Gas, Inc. *	1,167	24,157
Concho Resources, Inc. *	2,083	49,138
Contango Oil & Gas Company *	596	31,314
EXCO Resources, Inc. *	32,229	247,196
GMX Resources, Inc. *	596	17,123
Goodrich Petroleum Corp. *	1,102	39,749
Gulfport Energy Corp. *	355	1,757
North American Energy Partners Inc *	60,180	170,911
Oilsands Quest, Inc. *	2,739	3,013
Parallel Petroleum Corp. *	1,679	5,289
Penn Virginia Corp.	7,889	236,907

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Petroquest Energy, Inc. *	24,864	$174,297
St. Mary Land & Exploration Company	2,596	52,206
SulphCo, Inc. *	862	1,379
TXCO Resources, Inc. *	1,335	4,005
Unit Corp. *	1,987	56,987
Venoco, Inc. *	874	2,919
Western Refining, Inc.	395	2,994
		3,344,631
Domestic Oil - 0.75%
Atlas America, Inc.	1,536	23,025
Berry Petroleum Company, Class A	1,532	17,940
Clayton Williams Energy, Inc. *	306	14,052
Comstock Resources, Inc. *	1,922	80,590
Delta Petroleum Corp. *	2,820	16,102
Encore Aquisition Company *	1,389	36,725
Energy Partners, Ltd. *	858	2,900
GeoGlobal Resources, Inc. *	946	1,703
Helix Energy Solutions Group, Inc. *	3,677	23,643
Holly Corp.	1,802	32,778
McMoran Exploration Company *	1,877	21,116
Natural Gas Services Group, Inc. *	13,204	136,001
Oil States International, Inc. *	13,560	290,455
Stone Energy Corp. *	4,726	78,546
Warren Resources, Inc. *	2,345	7,809
		783,385
Drugs & Health Care - 0.55%
Abaxis, Inc. *	916	12,146
Abiomed, Inc. *	1,296	18,196
Alpharma, Inc., Class A *	653	23,573
CV Therapeutics, Inc. *	2,564	23,230
Datascope Corp.	278	14,514
Dendreon Corp. *	2,564	12,512
Hansen Medical, Inc. *	545	5,009
Luminex Corp. *	1,628	35,832
Mentor Corp.	1,428	23,062
Meridian Bioscience, Inc.	1,694	40,368
Opko Health, Inc. *	3,023	4,686
Quidel Corp. *	1,229	16,751
Seattle Genetics, Inc. *	2,681	23,218
Vivus, Inc. *	48,967	290,864
XenoPort, Inc. *	955	30,025
Zymogenetics, Inc. *	1,157	3,136
		577,122
Educational Services - 0.43%
American Public Education, Inc. *	338	13,371
Capella Education Company *	531	31,786
ChinaCast Education Corp *	40,371	81,146
DeVry, Inc.	2,707	155,598
K12, Inc. *	410	7,482
Leapfrog Enterprises, Inc., Class A *	721	3,129
Renaissance Learning, Inc.	133	1,264
Strayer Education, Inc.	599	143,526
Universal Technical Institute, Inc. *	585	11,250
		448,552

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 2.55%
American Science & Engineering, Inc.	383	$29,058
Bel Fuse, Inc., Class A	27	487
Capstone Turbine Corp. *	201,858	173,598
Cohu, Inc.	926	10,371
DTS, Inc. *	754	12,494
Encore Wire Corp.	478	8,107
FLIR Systems, Inc. *	2,104	65,266
General Cable Corp. *	7,713	127,342
GrafTech International, Ltd. *	42,878	286,854
Houston Wire & Cable Company	600	4,668
Littelfuse, Inc. *	458	6,888
Plug Power, Inc. *	1,793	1,847
Powell Industries, Inc. *	334	7,969
Power-One, Inc. *	2,408	3,010
Universal Electronics, Inc. *	598	9,927
Varian, Inc. *	1,247	45,640
Watsco, Inc.	47,100	1,852,914
Wesco International, Inc. *	889	13,148
		2,659,588
Electrical Utilities - 1.47%
Avista Corp.	11,790	208,329
EnerNOC, Inc. *	598	4,282
Pike Electric Corp. *	772	9,380
Quanta Services, Inc. *	80,700	1,312,182
		1,534,173
Electronics - 1.23%
Anadigics, Inc. *	83,576	103,634
Analogic Corp.	367	14,335
Applied Energetics, Inc. *	1,771	567
Axsys Technologies, Inc. *	393	27,435
Bel Fuse, Inc., Class B	201	3,917
Cogo Group, Inc. *	1,142	3,883
Cubic Corp.	678	17,926
Daktronics, Inc.	1,445	13,164
Enersys *	16,855	143,773
FEI Company *	1,002	20,361
II-VI, Inc. *	8,098	162,932
Integrated Electrical Services, Inc. *	12,766	79,660
IPG Photonics Corp. *	655	8,901
Itron, Inc. *	1,443	68,369
Medis Technologies, Ltd. *	1,006	674
Multi-Fineline Electronix, Inc. *	420	4,385
Newport Corp. *	892	5,183
NVE Corp. *	8,987	207,510
Park Electrochemical Corp.	818	14,544
Rogers Corp. *	757	21,347
Supertex, Inc. *	490	10,217
Sycamore Networks, Inc. *	8,415	25,834
Taser International, Inc. *	2,515	10,940
Technitrol, Inc.	579	2,027
Thomas & Betts Corp. *	2,457	46,658
TTM Technologies, Inc. *	1,801	9,203
Universal Display Corp. *	1,372	10,002
Zebra Technologies Corp., Class A *	2,745	58,084

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Zoran Corp. *	25,542	$192,076
		1,287,541
Energy - 0.10%
Alon USA Energy, Inc.	502	4,925
Clean Energy Fuels Corp. *	663	3,216
Comverge, Inc. *	561	2,278
Energy Conversion Devices, Inc. *	1,708	47,790
Evergreen Energy, Inc. *	1,472	559
Evergreen Solar, Inc. *	4,369	11,927
Fuelcell Energy, Inc. *	1,709	7,451
Orion Energy Systems, Inc. *	643	2,469
Ormat Technologies, Inc.	862	25,946
Pacific Ethanol, Inc. *	1,461	979
VeraSun Energy Corp. *	1,304	117
Verenium Corp. *	758	576
		108,233
Financial Services - 1.44%
Affiliated Managers Group, Inc. *	1,730	48,440
Bankrate, Inc. *	558	15,328
BGC Partners, Inc.	797	3,029
Broadridge Financial Solutions, Inc.	3,840	43,776
Calamos Asset Management, Inc.	855	3,480
CapitalSource, Inc.	120,000	625,200
Credit Acceptance Corp. *	451	5,908
Dollar Financial Corp. *	1,025	7,770
Duff & Phelps Corp. *	452	5,198
E*TRADE Financial Corp. *	21,945	29,626
Encore Capital Group, Inc. *	18,944	158,372
FBR Capital Markets Corp. *	758	3,790
FCStone Group, Inc. *	1,065	3,621
GAMCO Investors, Inc.	139	3,813
GFI Group, Inc.	2,964	11,234
Heartland Payment Systems, Inc.	945	16,235
Interactive Brokers Group, Inc. *	1,712	31,227
Investment Technology Group, Inc. *	1,844	30,850
KBW, Inc. *	727	16,510
LaBranche & Company, Inc. *	1,531	7,502
MarketAxess Holdings, Inc. *	1,252	8,013
MF Global, Ltd. *	1,533	4,016
optionsXpress Holdings, Inc.	1,777	25,038
PICO Holdings, Inc. *	715	16,223
Portfolio Recovery Associates, Inc. *	640	21,606
Stifel Financial Corp. *	7,540	324,295
Thinkorswim Group, Inc. *	2,382	15,388
Waterstone Financial, Inc. *	343	1,629
World Acceptance Corp. *	620	12,133
		1,499,250
Food & Beverages - 0.77%
Cal-Maine Foods, Inc.	494	12,454
Chiquita Brands International, Inc. *	24,923	277,891
Coca-Cola Bottling Company Consolidated	167	7,108
Flowers Foods, Inc.	9,833	263,328
Green Mountain Coffee Roasters, Inc. *	708	25,729
Heckmann Corp. *	28,776	178,123
M & F Worldwide Corp. *	586	9,229

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Seaboard Corp.	16	$14,416
Tootsie Roll Industries, Inc.	445	11,548
		799,826
Forest Products - 0.02%
Deltic Timber Corp.	449	21,516
Funeral Services - 0.04%
Hillenbrand, Inc.	2,632	41,901
Gas & Pipeline Utilities - 0.02%
Crosstex Energy, Inc.	1,087	4,511
Global Industries, Ltd. *	4,150	12,243
		16,754
Healthcare Products - 5.70%
Accuray, Inc. *	1,740	8,787
Advanced Medical Optics, Inc. *	2,580	14,990
Align Technology, Inc. *	2,504	17,528
American Medical Systems Holdings, Inc. *	33,788	297,334
ArthroCare Corp. *	1,125	14,715
Bruker BioSciences Corp. *	43,565	204,755
C.R. Bard, Inc.	12,600	1,033,578
Clinical Data, Inc. *	320	3,040
Conceptus, Inc. *	1,277	18,772
Cryolife, Inc. *	28,518	259,514
Cyberonics, Inc. *	1,156	15,872
Cypress Biosciences, Inc. *	1,593	8,538
Edwards Lifesciences Corp. *	2,311	115,018
Gen-Probe, Inc. *	2,279	83,981
Haemonetics Corp. *	1,081	61,822
Herbalife, Ltd.	2,059	36,609
ICU Medical, Inc. *	526	15,911
IDEXX Laboratories, Inc. *	2,542	78,573
Insulet Corp. *	9,768	47,766
Inverness Medical Innovations, Inc. *	1,091	19,169
Mannkind Corp. *	2,574	8,108
Masimo Corp. *	2,006	54,744
Medicines Company *	18,791	242,216
Merit Medical Systems, Inc. *	12,668	183,813
Natus Medical, Inc. *	1,077	13,689
NutriSystem, Inc.	1,226	17,176
Nuvasive, Inc. *	1,499	51,641
Orthofix International NV *	659	7,888
PSS World Medical, Inc. *	2,610	45,388
ResMed, Inc. *	3,258	118,396
RTI Biologics, Inc. *	71,132	193,479
Sirona Dental Systems, Inc. *	811	9,716
SonoSite, Inc. *	708	12,808
Stereotaxis, Inc. *	1,197	5,758
STERIS Corp.	10,586	292,703
SurModics, Inc. *	5,819	132,324
Symmetry Medical, Inc. *	1,493	13,377
Synovis Life Technologies, Inc. *	24,103	344,914
The Cooper Companies, Inc.	45,800	613,720
Thoratec Corp. *	2,297	57,494
TomoTherapy, Inc. *	989	2,285
Ulta Salon, Cosmetics & Fragrance, Inc. *	963	6,914
USANA Health Sciences, Inc. *	346	10,508

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
VNUS Medical Technologies *	16,348	$245,220
Volcano Corp. *	1,196	19,519
Wright Medical Group, Inc. *	51,466	872,863
Zoll Medical Corp. *	880	15,673
		5,948,606
Healthcare Services - 4.92%
Air Methods Corp. *	465	7,370
Alliance Imaging, Inc. *	1,077	8,422
Amedisys, Inc. *	1,117	43,440
AMN Healthcare Services, Inc. *	1,425	12,711
Assisted Living Concepts, Inc. *	2,311	10,792
athenahealth, Inc. *	752	20,552
Catalyst Health Solutions, Inc. *	1,453	32,693
CorVel Corp. *	347	7,669
Cross Country Healthcare, Inc. *	12,701	110,626
Emergency Medical Services Corp., Class A *	4,720	160,102
Emeritus Corp. *	910	6,206
Enzo Biochem, Inc. *	912	4,642
Healthcare Services Group, Inc.	1,723	27,396
Healthsouth Corp. *	3,713	36,536
Healthways, Inc. *	1,492	12,070
HLTH Corp. *	7,360	68,963
ICON PLC, SADR *	13,116	277,928
LHC Group, Inc. *	7,352	245,410
Magellan Health Services, Inc. *	43,495	1,428,811
Nighthawk Radiology Holdings, Inc. *	364	1,056
Odyssey Healthcare, Inc. *	689	5,629
Omnicare, Inc.	74,200	1,788,962
Palomar Medical Technologies, Inc. *	737	6,670
Pediatrix Medical Group, Inc. *	1,293	40,238
Phase Forward, Inc. *	1,715	23,787
Psychiatric Solutions, Inc. *	13,861	350,683
Sun Healthcare Group, Inc. *	1,634	16,373
The Advisory Board Company *	759	19,013
The Ensign Group, Inc.	12,425	181,654
Town Sports International Holdings, Inc. *	434	1,228
US Physical Therapy, Inc. *	14,034	169,811
Virtual Radiologic Corp *	276	2,001
WebMD Health Corp. *	360	6,905
		5,136,349
Homebuilders - 0.04%
Champion Enterprises, Inc. *	3,290	2,402
M.D.C. Holdings, Inc.	716	22,196
Meritage Homes Corp. *	1,164	14,433
		39,031
Hotels & Restaurants - 1.16%
AFC Enterprises, Inc. *	1,087	4,381
BJ's Restaurants, Inc. *	728	7,120
Bob Evans Farms, Inc.	8,749	146,721
Buffalo Wild Wings, Inc. *	10,409	238,991
California Pizza Kitchen, Inc. *	1,016	7,874
CEC Entertainment, Inc. *	1,034	17,795
Chipotle Mexican Grill, Inc., Class A *	615	30,492
Chipotle Mexican Grill, Inc. *	744	34,291
Choice Hotels International, Inc.	1,451	36,435

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
CKE Restaurants, Inc.	1,989	$14,321
Denny's Corp. *	3,481	6,475
DineEquity, Inc.	287	3,653
Jack in the Box, Inc. *	2,479	43,382
Krispy Kreme Doughnuts, Inc. *	1,019	2,568
Morgans Hotel Group Company *	1,239	4,956
Orient Express Hotels, Ltd., Class A	1,798	12,316
P.F. Chang's China Bistro, Inc. *	14,265	267,183
Panera Bread Company, Class A *	1,219	54,172
Papa John's International, Inc. *	961	17,029
Peets Coffee & Tea, Inc. *	588	13,271
Red Robin Gourmet Burgers, Inc. *	5,947	72,494
Ruth's Chris Steak House, Inc. *	711	1,059
Sonic Corp. *	2,408	20,348
Texas Roadhouse, Inc., Class A *	18,773	104,941
The Cheesecake Factory, Inc. *	2,690	19,583
Wendy's/Arby's Group, Inc.	6,572	26,419
		1,208,270
Household Appliances - 0.04%
The Toro Company	1,582	44,992
Household Products - 0.31%
Jarden Corp. *	25,410	317,117
Select Comfort Corp. *	1,645	592
TurboChef Technologies, Inc. *	846	3,198
		320,907
Industrial Machinery - 1.01%
Actuant Corp., Class A	2,360	42,338
Badger Meter, Inc.	522	16,375
Chart Industries, Inc. *	14,326	136,957
Cognex Corp.	1,678	22,871
Dionex Corp. *	773	39,647
Donaldson Company, Inc.	2,956	101,154
Dresser-Rand Group, Inc. *	3,632	60,691
EnPro Industries, Inc. *	9,695	181,006
Flow International Corp. *	29,808	64,982
Gardner Denver, Inc. *	2,214	54,797
Gorman-Rupp Company	632	17,443
Graco, Inc.	2,553	54,787
H&E Equipment Services, Inc. *	399	2,685
IDEX Corp.	3,472	79,856
Lindsay Corp.	477	18,560
Lufkin Industries, Inc.	311	15,335
Middleby Corp. *	681	22,044
NATCO Group, Inc. *	803	14,558
OYO Geospace Corp. *	202	4,598
Raser Technologies, Inc. *	803	3,774
Robbins & Myers, Inc.	1,237	27,833
Rofin-Sinar Technologies, Inc. *	1,253	29,746
Valmont Industries, Inc.	770	42,581
		1,054,618
Industrials - 0.14%
Aecom Technology Corp. *	2,778	73,589
Clean Harbors, Inc. *	885	55,870
EnergySolutions, Inc.	2,979	13,585

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Synthesis Energy Systems, Inc. *	1,193	$1,169
		144,213
Insurance - 1.01%
Amtrust Financial Services, Inc.	1,137	10,165
eHealth, Inc. *	639	7,010
Enstar Group, Ltd. *	333	15,827
FBL Financial Group, Inc., Class A	9,371	106,548
IPC Holdings, Ltd.	11,595	324,660
Life Partners Holdings, Inc.	254	9,068
Philadelphia Consolidated Holding Corp. *	896	55,059
Tower Group, Inc.	885	20,187
W.R. Berkley Corp.	17,700	503,211
		1,051,735
International Oil - 0.09%
APCO Argentina, Inc.	153	4,360
ATP Oil & Gas Corp. *	1,217	8,130
BPZ Energy, Inc. *	2,307	14,211
Cheniere Energy, Inc. *	1,600	5,024
Parker Drilling Company *	21,211	64,906
		96,631
Internet Content - 0.49%
Dice Holdings, Inc. *	931	2,970
InfoSpace, Inc. *	944	7,373
Internet Capital Group, Inc. *	1,645	6,053
Liquidity Services, Inc. *	650	4,784
LoopNet, Inc. *	1,140	7,319
Move, Inc. *	6,109	7,270
RightNow Technologies, Inc. *	855	6,891
Sohu.com, Inc. *	1,117	54,219
TechTarget, Inc. *	379	1,736
TeleCommunication Systems, Inc. *	51,081	403,540
The Knot, Inc. *	1,221	9,182
		511,337
Internet Retail - 0.49%
1-800-Flowers.com, Inc. *	1,127	4,204
Blue Nile, Inc. *	572	13,648
Internet Brands, Inc. *	1,200	7,524
Mercadolibre, Inc. *	1,218	15,006
Netflix, Inc. *	3,696	84,934
Overstock.com, Inc. *	675	7,081
PetMed Express, Inc. *	20,783	372,639
Shutterfly, Inc. *	697	4,767
Stamps.com, Inc. *	696	6,166
		515,969
Internet Service Provider - 1.16%
Cogent Communications Group, Inc. *	1,919	10,554
Earthlink, Inc. *	4,622	30,783
Equinix, Inc. *	21,901	994,524
SINA Corp. *	2,193	67,764
Web.com Group, Inc. *	40,500	102,465
		1,206,090
Internet Software - 1.56%
Art Technology Group, Inc. *	27,151	52,130

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
Chordiant Software, Inc. *	1,289	$3,545
Cybersource Corp. *	34,039	315,882
DealerTrack Holdings, Inc. *	1,448	17,159
Digital River, Inc. *	1,567	33,111
eResearch Technology, Inc. *	48,273	272,260
F5 Networks, Inc. *	12,589	313,466
GigaMedia Ltd *	38,845	190,340
Interwoven, Inc. *	1,921	24,992
Lionbridge Technologies, Inc. *	2,009	1,949
NIC, Inc. *	1,711	7,922
Openwave Systems, Inc. *	1,990	1,075
RealNetworks, Inc. *	4,218	16,028
S1 Corp. *	842	6,298
Sapient Corp. *	3,480	13,711
Shanda Interactive Entertainment Ltd *	13,123	281,619
Switch & Data Facilities Company, Inc. *	805	4,194
TIBCO Software, Inc. *	7,864	38,062
VASCO Data Security International, Inc. *	1,264	13,196
Vignette Corp. *	684	5,951
Vocus, Inc. *	739	13,428
		1,626,318
Leisure Time - 0.28%
Bally Technologies, Inc. *	2,078	38,381
Gaylord Entertainment Company *	1,124	10,330
Isle of Capri Casinos, Inc. *	216	726
Life Time Fitness, Inc. *	1,421	21,272
Lions Gate Entertainment Corp. *	5,015	32,447
Monarch Casino & Resort, Inc. *	422	3,798
MTR Gaming Group, Inc. *	855	2,155
National Cinemedia, Inc.	1,788	14,554
Polaris Industries, Inc.	1,386	37,838
Scientific Games Corp., Class A *	2,934	44,039
Shuffle Master, Inc. *	2,265	9,694
Vail Resorts, Inc. *	1,146	24,925
WMS Industries, Inc. *	2,145	52,874
		293,033
Life Sciences - 0.41%
Abraxis BioScience, Inc. *	337	19,650
American Ecology Corp.	692	12,235
Celera Corp. *	35,080	341,679
Dawson Geophysical Company *	312	6,418
Halozyme Therapeutics, Inc. *	2,859	10,607
Incyte Corp. *	3,632	12,131
Omrix Biopharmaceuticals, Inc. *	616	15,326
Senomyx, Inc. *	729	2,180
Symyx Technologies, Inc. *	1,348	5,419
		425,645
Liquor - 1.42%
Boston Beer Company, Inc. *	397	12,736
Central European Distribution Corp. *	6,956	164,440
Molson Coors Brewing Company, Class B	29,400	1,307,418
		1,484,594
Manufacturing - 0.77%
Acuity Brands, Inc.	1,709	46,075

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
American Railcar Industries, Inc.	450	$3,870
AptarGroup, Inc.	5,386	180,108
ATC Technology Corp. *	13,246	229,023
Blount International, Inc. *	1,703	15,412
Ceradyne, Inc. *	371	9,742
ESCO Technologies, Inc. *	1,093	33,424
Force Protection, Inc. *	1,628	6,479
Freightcar America, Inc.	502	10,914
Hexcel Corp. *	4,055	30,413
iRobot Corp. *	677	7,068
Koppers Holdings, Inc.	374	8,011
Mettler-Toledo International, Inc. *	1,465	120,496
Mine Safety Appliances Company	1,281	31,320
Nordson Corp.	1,279	41,504
Polypore International, Inc. *	1,027	4,632
Raven Industries, Inc.	687	17,553
Smith & Wesson Holding Corp. *	1,461	3,010
Spartan Motors, Inc.	1,129	3,364
		802,418
Medical-Hospitals - 0.77%
Cepheid, Inc. *	2,405	32,660
EV3, Inc. *	2,450	12,250
Genoptix, Inc. *	379	12,026
IRIS International, Inc. *	26,342	337,178
MedCath Corp. *	701	5,173
MWI Veterinary Supply, Inc. *	456	11,377
Neogen Corp. *	4,630	104,592
RehabCare Group, Inc. *	13,218	192,322
Sunrise Senior Living, Inc. *	1,949	1,481
Tenet Healthcare Corp. *	13,135	15,893
VCA Antech, Inc. *	3,561	67,837
Vital Images, Inc. *	692	8,069
		800,858
Metal & Metal Products - 1.63%
Ampco-Pittsburgh Corp.	366	6,094
Brush Engineered Materials, Inc. *	872	10,098
Crown Holdings, Inc. *	93,300	1,497,465
Dynamic Materials Corp.	534	8,491
Fushi Copperweld, Inc. *	446	1,695
Haynes International, Inc. *	506	9,224
Kaiser Aluminum Corp.	2,215	46,759
L.B. Foster Company *	466	14,851
Ladish Company, Inc. *	620	10,273
Matthews International Corp., Class A	1,311	53,528
Metalico, Inc. *	395	991
RBC Bearings, Inc. *	921	20,925
RTI International Metals, Inc. *	981	11,792
Sun Hydraulics, Inc.	526	8,006
		1,700,192
Mining - 0.08%
Apex Silver Mines, Ltd. *	679	550
Coeur d'Alene Mines Corp. *	11,833	8,047
Compass Minerals International, Inc.	476	26,651
General Moly, Inc. *	1,270	1,461
Hecla Mining Company *	6,725	15,602

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Royal Gold, Inc.	644	$25,760
Stillwater Mining Company *	1,979	6,194
Uranium Resources, Inc. *	1,822	929
		85,194
Mobile Homes - 0.02%
Fleetwood Enterprises, Inc. *	1,817	272
Thor Industries, Inc.	1,528	23,898
		24,170
Office Furnishings & Supplies - 0.04%
Herman Miller, Inc.	2,365	34,789
Steelcase, Inc. Class A	859	5,541
		40,330
Paper - 0.11%
Rock-Tenn Company, Class A	3,550	119,884
Petroleum Services - 3.33%
Approach Resources, Inc. *	303	2,633
Atwood Oceanics, Inc. *	2,430	43,983
Basic Energy Services, Inc. *	957	10,986
Bronco Drilling Company, Inc. *	721	4,600
Complete Production Services, Inc. *	2,024	16,577
Core Laboratories N.V.	4,983	331,918
CVR Energy, Inc. *	1,098	3,843
Delek US Holdings, Inc.	172	946
Dril-Quip, Inc. *	43,292	851,987
Flotek Industries, Inc. *	917	2,760
Grey Wolf, Inc. *	7,534	41,286
GulfMark Offshore, Inc. *	388	10,980
Hercules Offshore, Inc. *	35,566	206,994
Hornbeck Offshore Services, Inc. *	9,897	167,061
ION Geophysical Corp. *	3,573	10,719
Newpark Resources, Inc. *	1,890	8,694
Oceaneering International, Inc. *	2,327	60,083
Petroleum Development Corp. *	628	12,058
Pioneer Drilling Company *	2,099	15,407
Rentech, Inc. *	5,778	3,698
RPC, Inc.	1,457	12,530
SEACOR Holdings, Inc. *	306	20,236
Superior Energy Services, Inc. *	3,406	57,391
Superior Well Services, Inc. *	597	6,119
T-3 Energy Services, Inc. *	12,553	165,072
TETRA Technologies, Inc. *	3,153	15,197
Willbros Group, Inc. *	1,641	13,571
World Fuel Services Corp.	38,055	1,381,397
		3,478,726
Pharmaceuticals - 2.89%
Acadia Pharmaceuticals, Inc. *	579	741
Affymax, Inc. *	454	5,289
Akorn, Inc. *	2,273	3,728
Alexion Pharmaceuticals, Inc. *	13,152	442,696
Alkermes, Inc. *	4,017	29,645
Allos Therapeutics, Inc. *	2,330	16,776
American Oriental Bioengineering, Inc. *	2,644	14,992
Amicus Therapeutics Inc *	340	3,026
Array BioPharma, Inc. *	1,253	4,736

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc. *	1,649	$35,915
BioForm Medical, Inc. *	764	1,016
BioMarin Pharmaceutical, Inc. *	47,058	801,398
Cadence Pharmaceuticals, Inc. *	902	6,007
Caraco Pharmaceutical Labs *	392	1,701
Cubist Pharmaceuticals, Inc. *	9,987	245,281
Emergent Biosolutions, Inc. *	13,062	295,462
Gentiva Health Services, Inc. *	1,139	28,737
Indevus Pharmaceuticals, Inc. *	2,792	6,980
Isis Pharmaceuticals, Inc. *	4,025	46,167
K-V Pharmaceutical Company, Class A *	1,435	6,572
Ligand Pharmaceuticals, Inc., Class B *	2,379	4,901
MAP Pharmaceuticals, Inc. *	261	1,201
Medicis Pharmaceutical Corp., Class A	2,384	29,156
Noven Pharmaceuticals, Inc. *	1,051	12,034
Onyx Pharmaceuticals, Inc. *	2,345	65,895
OSI Pharmaceuticals, Inc. *	2,412	89,726
PDL BioPharma, Inc. *	5,038	48,264
PharMerica Corp. *	1,280	21,274
Questcor Pharmaceuticals, Inc. *	11,411	97,564
Regeneron Pharmaceuticals, Inc. *	1,686	26,066
Rigel Pharmaceuticals, Inc. *	1,542	11,442
Salix Pharmaceuticals, Ltd. *	2,024	16,394
Savient Pharmaceuticals, Inc. *	1,489	5,509
Sucampo Pharmaceuticals, Inc. *	257	1,575
Theravance, Inc. *	1,975	13,193
United Therapeutics Corp. *	9,849	540,021
ViroPharma, Inc. *	2,949	33,324
XOMA, Ltd. *	3,152	2,963
		3,017,367
Pollution Control - 0.01%
Fuel Tech, Inc. *	761	6,727
Publishing - 0.10%
Dolan Media Company *	730	3,146
John Wiley & Sons, Inc., Class A	1,842	66,238
Martha Stewart Living
Omnimedia, Inc., Class A *	693	2,315
Playboy Enterprises, Inc., Class B *	783	979
PRIMEDIA, Inc.	638	644
VistaPrint, Ltd. *	1,770	28,940
Warner Music Group Corp.	1,637	4,878
		107,140
Railroads & Equipment - 0.40%
Genesee & Wyoming, Inc., Class A *	1,335	40,557
Greenbrier Company, Inc.	285	2,158
Kansas City Southern *	13,671	299,668
Wabtec Corp.	1,939	74,826
		417,209
Real Estate - 1.37%
Alexander's, Inc., REIT *	85	18,088
Annaly Capital Management, Inc., REIT	73,300	1,053,321
Avatar Holdings, Inc. *	71	2,062
BioMed Realty Trust, Inc., REIT	9,201	85,753
DuPont Fabros Technology, Inc., REIT	972	2,080
Entertainment Properties Trust, REIT	4,441	108,938

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Equity Lifestyle Properties, Inc., REIT	985	$34,081
First Potomac Realty Trust, REIT	390	3,132
Forestar Real Estate Group, Inc. *	1,502	6,954
FX Real Estate and Entertainment, Inc. *	411	140
Grubb & Ellis Company	546	726
Hilltop Holdings, Inc. *	669	6,523
Jones Lang LaSalle, Inc.	1,347	32,099
Saul Centers, Inc., REIT	210	7,392
Tanger Factory Outlet Centers, Inc., REIT	464	17,001
Taubman Centers, Inc., REIT	2,229	53,139
		1,431,429
Retail - 0.00%
hhgregg, Inc. *	590	3,516
Retail grocery - 0.08%
PriceSmart, Inc.	253	3,456
Spartan Stores, Inc.	600	14,232
The Great Atlantic & Pacific Tea Company,
Inc. *	743	3,864
United Natural Foods, Inc. *	1,719	30,959
Winn-Dixie Stores, Inc. *	2,285	34,161
		86,672
Retail Trade - 5.81%
99 Cents Only Stores *	2,069	22,304
Aaron Rents, Inc., Class B	16,035	423,805
Aeropostale, Inc. *	19,745	298,544
Big Lots, Inc. *	3,433	60,146
BJ's Wholesale Club, Inc. *	880	31,486
Casey's General Stores, Inc.	2,030	60,190
Cash America International, Inc.	1,228	33,168
Chico's FAS, Inc. *	307,068	783,023
Children's Place Retail Stores, Inc. *	12,644	296,502
Christopher & Banks Corp.	1,492	5,028
Citi Trends, Inc. *	423	5,203
Coldwater Creek, Inc. *	2,697	5,178
Dick's Sporting Goods, Inc. *	3,598	45,371
DSW, Inc., Class A *	178	1,789
Finish Line, Inc.	37,610	199,709
First Cash Financial Services, Inc. *	16,703	257,560
Fossil, Inc. *	2,046	31,099
Gaiam, Inc., Class A *	712	3,660
Hibbett Sports, Inc. *	1,201	17,102
J. Crew Group, Inc. *	1,708	17,319
Kohl's Corp. *	35,000	1,143,100
Lumber Liquidators, Inc. *	452	4,285
MSC Industrial Direct Company, Inc., Class A	1,891	65,448
NBTY, Inc. *	2,341	34,108
New York & Company, Inc. *	980	1,842
NexCen Brands, Inc. *	1,214	121
Pacific Sunwear of California, Inc. *	1,519	2,294
Pier 1 Imports, Inc. *	1,634	1,454
Rite Aid Corp. *	14,076	7,320
Shoe Carnival, Inc. *	15,783	148,045
Spectrum Brands, Inc. *	1,447	275
Stein Mart, Inc.	351	548
Systemax, Inc. *	619	6,054

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
The Buckle, Inc.	9,630	$181,622
The Dress Barn, Inc. *	26,504	207,526
The Men's Wearhouse, Inc.	728	7,746
Titan Machinery, Inc. *	538	6,289
Tractor Supply Company *	42,918	1,647,193
Zumiez, Inc. *	811	7,007
		6,070,463
Sanitary Services - 1.41%
Darling International, Inc. *	3,433	17,165
Nalco Holding Company	5,966	68,072
PMFG, Inc. *	15,119	122,464
Waste Connections, Inc. *	44,784	1,264,252
		1,471,953
Semiconductors - 3.14%
Actel Corp. *	373	3,454
Advanced Analogic Technologies, Inc. *	204,972	514,480
Advanced Energy Industries, Inc. *	1,411	10,978
American Superconductor Corp. *	1,686	22,070
Amkor Technology, Inc. *	2,506	5,513
Applied Micro Circuits Corp. *	1,383	5,117
Atmel Corp. *	17,872	50,042
ATMI, Inc. *	35,860	427,451
Axcelis Technologies, Inc. *	1,886	1,113
Cabot Microelectronics Corp. *	991	24,547
Cavium Networks, Inc. *	1,034	11,219
Cirrus Logic, Inc. *	2,468	10,415
Conexant Systems, Inc. *	904	922
Cree, Inc. *	3,407	54,103
Cymer, Inc. *	24,183	568,059
Cypress Semiconductor Corp. *	6,352	23,693
Diodes, Inc. *	1,291	6,029
Exar Corp. *	573	3,862
FormFactor, Inc. *	1,963	26,559
GSI Group, Inc. *	1,077	1,152
Hittite Microwave Corp. *	725	21,185
Kulicke & Soffa Industries, Inc. *	2,274	3,206
Lattice Semiconductor Corp. *	3,216	4,888
Mattson Technology, Inc. *	2,095	3,771
Micrel, Inc.	2,254	16,680
Microsemi Corp. *	3,319	64,687
Monolithic Power Systems, Inc. *	5,990	57,324
Netlogic Microsystems, Inc. *	724	13,495
O2Micro International, Ltd., ADR *	60,963	159,114
OmniVision Technologies, Inc. *	2,158	12,948
ON Semiconductor Corp. *	10,670	31,156
Pericom Semiconductor Corp. *	11,363	61,474
PMC-Sierra, Inc. *	47,842	191,846
QLogic Corp. *	3,634	38,593
Rambus, Inc. *	3,971	40,941
Rubicon Technology, Inc. *	461	2,102
Semtech Corp. *	28,634	324,137
Silicon Image, Inc. *	3,095	11,699
Silicon Laboratories, Inc. *	1,955	40,977
Silicon Motion Technology Corp., ADR *	46,010	134,349
Spansion, Inc. *	1,549	387

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Techwell, Inc. *	19,412	$107,737
Teradyne, Inc. *	4,716	17,874
Tessera Technologies, Inc. *	2,047	37,624
Triquint Semiconductor, Inc. *	6,050	15,609
Varian Semiconductor Equipment Associates,
Inc. *	3,133	57,647
Veeco Instruments, Inc. *	1,284	7,614
Verigy, Ltd. *	2,535	23,347
		3,273,189
Software - 4.36%
ACI Worldwide, Inc. *	945	14,836
Advent Software, Inc. *	790	17,617
Allscripts Healthcare Solution, Inc. *	2,410	18,557
American Reprographics Company *	1,539	12,050
ANSYS, Inc. *	15,780	455,411
AsiaInfo Holdings, Inc. *	1,245	13,732
Aspen Technology, Inc. *	30,105	209,230
Blackbaud, Inc.	1,889	23,613
Blackboard, Inc. *	1,241	30,566
Bottomline Technologies, Inc. *	7,881	53,591
Commvault Systems, Inc. *	79,718	817,110
Concur Technologies, Inc. *	1,774	48,696
Deltek, Inc. *	392	1,882
DivX, Inc. *	756	3,644
Ebix, Inc. *	9,701	251,498
Eclipsys Corp. *	2,064	27,080
Epicor Software Corp. *	2,257	9,254
EPIQ Systems, Inc. *	30,276	491,682
FARO Technologies, Inc. *	671	9,656
Genpact, Ltd. *	2,050	16,256
Igate Corp. *	908	5,539
Innerworkings, Inc. *	1,335	7,489
Lawson Software, Inc. *	2,763	10,831
Manhattan Associates, Inc. *	1,040	15,964
ManTech International Corp. *	6,568	357,431
MedAssets, Inc. *	1,032	13,106
MicroStrategy, Inc., Class A *	385	13,737
Monotype Imaging Holdings, Inc. *	798	4,309
MSC Software Corp. *	1,901	14,258
MSCI, Inc. *	2,954	45,580
NetSuite, Inc. *	638	5,531
Novell, Inc. *	5,208	23,696
Omnicell, Inc. *	1,392	15,785
Omniture, Inc. *	2,279	22,653
Progress Software Corp. *	876	18,641
Quality Systems, Inc.	751	22,583
Quest Software, Inc. *	2,853	38,088
Riverbed Technology, Inc. *	2,277	21,381
Soapstone Networks, Inc. *	50,188	110,414
Solera Holdings, Inc. *	17,423	340,968
SPSS, Inc. *	754	18,428
Sybase, Inc. *	13,512	332,936
Synchronoss Technologies, Inc. *	904	6,346
Take-Two Interactive Software, Inc. *	1,623	19,719
Taleo Corp. *	938	6,059
THQ, Inc. *	2,823	13,381

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tradestation Group, Inc. *	1,293	$9,077
Ultimate Software Group, Inc. *	9,684	148,262
VeriFone Holdings, Inc. *	1,832	7,530
Websense, Inc. *	22,279	360,251
		4,555,934
Steel - 0.40%
Carpenter Technology Corp.	1,920	31,987
Olympic Steel, Inc.	7,803	136,553
Schnitzer Steel Industries, Inc.	9,315	251,505
		420,045
Telecommunications Equipment &
Services - 6.21%
ADTRAN, Inc.	15,555	220,881
Airvana, Inc. *	952	4,493
Amdocs, Ltd. *	75,600	1,420,524
American Tower Corp., Class A *	44,300	1,206,732
Aruba Networks, Inc. *	2,322	5,503
Atheros Communications, Inc. *	2,505	36,573
Cbeyond Communications, Inc. *	976	14,845
Centennial Communications Corp., Class A *	3,444	26,622
Ciena Corp. *	3,681	27,239
Clearwire Corp., Class A *	2,603	17,232
CommScope, Inc. *	2,949	33,294
Comtech Telecommunications Corp. *	8,722	413,684
EchoStar Corp. *	1,776	30,316
FiberTower Corp. *	2,780	1,529
Finisar Corp. *	13,847	6,093
General Communication, Inc., Class A *	955	7,478
GeoEye, Inc. *	18,008	359,980
Global Crossing, Ltd. *	1,058	8,115
Globalstar, Inc. *	2,274	478
Globecomm Systems, Inc. *	33,306	172,858
Harmonic, Inc. *	3,974	20,466
Hughes Communications, Inc. *	413	7,227
ICO Global Communications Holdings, Ltd. *	3,996	6,793
Infinera Corp. *	3,152	30,764
InterDigital, Inc. *	1,915	50,786
J2 Global Communications, Inc. *	1,875	36,600
MRV Communications, Inc. *	2,886	1,760
NeuStar, Inc., Class A *	3,277	62,755
Neutral Tandem, Inc. *	740	10,885
NICE Systems, Ltd., ADR *	15,737	350,935
NTELOS Holdings Corp.	713	15,836
Oplink Communications, Inc. *	20,917	157,923
OpNext, Inc. *	986	2,041
Orbcomm, Inc. *	1,097	2,029
PAETEC Holding Corp. *	4,455	6,460
Polycom, Inc. *	3,696	69,596
Premiere Global Services, Inc. *	135,513	826,629
RCN Corp. *	1,608	11,224
SAVVIS, Inc. *	1,242	9,775
SBA Communications Corp. *	4,133	65,260
Shenandoah Telecommunications Company	513	12,753
Sonus Networks, Inc. *	11,474	17,785
Starent Networks Corp. *	29,518	293,704

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Tekelec, Inc. *	26,680	$326,830
TerreStar Corp. *	1,950	839
TW Telecom, Inc. *	5,909	45,086
Viasat, Inc. *	1,161	24,880
Vonage Holdings Corp. *	2,861	3,004
		6,485,094
Tires & Rubber - 0.00%
Myers Industries, Inc.	599	3,642
Tobacco - 0.01%
Alliance One International, Inc. *	1,944	6,026
Toys, Amusements & Sporting Goods - 0.25%
Jakks Pacific, Inc. *	11,028	197,401
Marvel Entertainment, Inc. *	2,160	63,612
		261,013
Transportation - 0.47%
American Commercial Lines, Inc. *	1,710	7,644
Atlas Air Worldwide Holdings, Inc. *	296	4,529
DryShips, Inc.	19,390	105,481
Excel Maritime Carriers, Ltd.	15,430	88,105
Genco Shipping & Trading, Ltd.	5,954	54,241
Horizon Lines, Inc.	364	1,456
Kirby Corp. *	2,162	54,980
Marten Transport, Ltd. *	6,460	121,771
PHI, Inc. *	521	6,434
Universal Truckload Services, Inc. *	272	4,907
UTI Worldwide, Inc.	3,783	40,554
		490,102
Travel Services - 0.01%
Ambassadors Group, Inc.	677	6,134
Trucking & Freight - 3.28%
Arkansas Best Corp.	6,815	180,938
Celadon Group, Inc. *	33,133	255,455
Forward Air Corp.	1,216	28,114
Heartland Express, Inc.	19,645	303,319
Hub Group, Inc., Class A *	9,762	260,645
Knight Transportation, Inc.	2,526	39,810
Landstar Systems, Inc.	45,125	1,450,318
Navistar International Corp. *	30,300	662,055
Old Dominion Freight Lines, Inc. *	10,307	245,307
		3,425,961
Utility Service - 0.01%
Cal Dive International, Inc. *	2,012	12,293
TOTAL COMMON STOCKS (Cost $113,985,481)		$99,568,050

SHORT TERM INVESTMENTS - 1.59%
Federal Home Loan Bank Consolidated Discount
Notes
zero coupon due 12/01/2008	$1,660,000	$1,660,000
TOTAL SHORT TERM INVESTMENTS
(Cost $1,660,000)		$1,660,000

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.03%
Repurchase Agreement with State
Street Corp. dated 11/30/2008 at
0.05% to be repurchased at
$4,209,018 on 12/1/2008,
collateralized by $3,935,000
Federal Home Loan Bank, 5% due
12/21/2015 (valued at $4,298,988,
including interest)	$4,209,000	$4,209,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,209,000)		$4,209,000
Total Investments (Smaller Company Growth Fund)
(Cost $119,854,481) - 100.99%		$105,437,050
Liabilities in Excess of Other Assets - (0.99)%		(1,036,625)
TOTAL NET ASSETS - 100.00%		$104,400,425

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.06%
Aerospace - 0.14%
Boeing Company	29,400	$1,253,322
Aluminum - 0.07%
Alcoa, Inc.	55,700	599,332
Auto Parts - 0.12%
Genuine Parts Company	26,700	1,045,305
Automobiles - 0.02%
Ford Motor Company *	78,600	211,434
Banking - 0.83%
Allied Irish Banks PLC - London Exchange	81,125	279,430
Bank of America Corp.	74,914	1,217,353
Fifth Third Bancorp	80,200	766,712
KeyCorp	72,000	675,360
Marshall & Ilsley Corp. (a)	21,300	329,085
National City Corp.	85,200	171,252
SunTrust Banks, Inc.	53,500	1,697,555
U.S. Bancorp	90,900	2,452,482
		7,589,229
Biotechnology - 0.21%
Amgen, Inc. *	34,700	1,927,238
Broadcasting - 0.03%
CBS Corp., Class B	34,650	230,769
Sirius XM Radio, Inc. *	48,530	10,109
		240,878
Building Materials & Construction - 0.09%
Masco Corp.	87,800	841,124
Business Services - 0.23%
Computer Sciences Corp. *	32,100	894,306
H & R Block, Inc.	64,000	1,224,320
		2,118,626
Cable & Television - 0.07%
Cablevision Systems Corp., Class A	40,600	595,196

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals - 0.13%
E.I. Du Pont de Nemours & Company	47,800	$1,197,868
Coal - 0.05%
CONSOL Energy, Inc.	15,300	443,241
Computers & Business Equipment - 0.16%
Cisco Systems, Inc. *	29,500	487,930
Dell, Inc. *	83,200	929,344
		1,417,274
Construction Materials - 0.19%
USG Corp. * (a)	30,100	284,445
Vulcan Materials Company (a)	24,100	1,445,518
		1,729,963
Cosmetics & Toiletries - 0.30%
Colgate-Palmolive Company	5,300	344,871
International Flavors & Fragrances, Inc.	35,400	1,081,116
Kimberly-Clark Corp.	22,400	1,294,496
		2,720,483
Crude Petroleum & Natural Gas - 0.16%
Sunoco, Inc.	36,500	1,450,510
Drugs & Health Care - 0.20%
Wyeth	50,800	1,829,308
Electrical Equipment - 0.08%
Cooper Industries, Ltd., Class A	23,900	576,946
General Cable Corp. * (a)	6,650	109,792
		686,738
Electrical Utilities - 0.61%
Entergy Corp.	12,800	1,089,280
FirstEnergy Corp.	16,000	937,280
PG&E Corp.	26,700	1,015,668
Pinnacle West Capital Corp.	26,700	811,680
Teco Energy, Inc.	27,200	353,600
Xcel Energy, Inc.	69,870	1,314,255
		5,521,763
Electronics - 0.08%
Harman International Industries, Inc.	17,700	266,385
Tyco Electronics, Ltd.	29,400	484,512
		750,897
Energy - 0.32%
Duke Energy Corp.	81,590	1,269,540
NRG Energy, Inc. *	10,700	253,483
Progress Energy, Inc.	33,950	1,347,476
		2,870,499
Financial Services - 1.99%
American Express Company	66,600	1,552,446
Bank of New York Mellon Corp.	68,400	2,066,364
Capital One Financial Corp.	38,500	1,324,785
Citigroup, Inc.	59,500	493,255
Goldman Sachs Group, Inc.	15,200	1,200,648
Janus Capital Group, Inc.	26,900	219,235
JPMorgan Chase & Company	156,850	4,965,871
Legg Mason, Inc.	13,400	241,468
Merrill Lynch & Company, Inc.	85,982	1,136,682
Merrill Lynch & Company, Inc. *	36,752	437,273

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
SLM Corp. *	101,600	$935,736
UBS AG *	48,451	605,314
Wells Fargo & Company	101,600	2,935,224
		18,114,301
Food & Beverages - 0.53%
B&G Foods, Inc.	21,500	222,095
Hershey Company	74,800	2,692,800
Kraft Foods, Inc., Class A	47,100	1,281,591
McCormick & Company, Inc.	21,400	637,078
		4,833,564
Forest Products - 0.06%
Weyerhaeuser Company	13,300	500,346
Gas & Pipeline Utilities - 0.19%
NiSource, Inc.	92,000	1,108,600
Spectra Energy Corp.	40,300	655,278
Williams Companies, Inc.	270	4,379
		1,768,257
Healthcare Products - 0.17%
Johnson & Johnson	26,700	1,564,086
Healthcare Services - 0.07%
WellPoint, Inc. *	18,700	665,720
Homebuilders - 0.04%
D.R. Horton, Inc.	46,200	317,394
Hotels & Restaurants - 0.06%
Marriott International, Inc., Class A	32,000	537,280
Household Appliances - 0.17%
Black & Decker Corp.	12,700	538,988
Whirlpool Corp.	26,600	1,047,508
		1,586,496
Household Products - 0.31%
Fortune Brands, Inc.	48,100	1,818,180
Newell Rubbermaid, Inc.	74,800	999,328
		2,817,508
Industrial Machinery - 0.11%
Deere & Company	29,600	1,030,376
Insurance - 0.62%
Chubb Corp.	16,100	826,896
Hartford Financial Services Group, Inc.	5,100	43,095
Lincoln National Corp.	48,100	660,413
Marsh & McLennan Companies, Inc.	89,900	2,292,450
Progressive Corp.	49,600	744,992
The Travelers Companies, Inc.	24,000	1,047,600
		5,615,446
International Oil - 2.03%
Anadarko Petroleum Corp.	32,500	1,334,125
BP PLC, SADR	39,900	1,942,731
Chevron Corp.	64,100	5,064,541
Exxon Mobil Corp.	64,100	5,137,615
Murphy Oil Corp.	38,400	1,691,520
Royal Dutch Shell PLC, ADR	61,500	3,287,175
		18,457,707

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.09%
Yahoo!, Inc. *	74,800	$860,948
Internet Retail - 0.06%
eBay, Inc. *	43,000	564,590
Leisure Time - 0.23%
Lakes Gaming, Inc. *	22,900	71,677
MGM Mirage, Inc. * (a)	41,700	499,566
Walt Disney Company	66,800	1,504,336
WPT Enterprises, Inc. *	10,969	4,058
		2,079,637
Manufacturing - 1.22%
3M Company	40,100	2,683,893
Eaton Corp.	10,200	472,668
General Electric Company	272,600	4,680,542
Harley-Davidson, Inc.	34,600	588,546
Honeywell International, Inc.	34,700	966,742
Illinois Tool Works, Inc.	50,800	1,733,296
		11,125,687
Mining - 0.01%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,475	83,365
Multimedia - 0.16%
Time Warner, Inc.	163,000	1,475,150
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	37,400	1,163,140
Paper - 0.23%
International Paper Company	106,370	1,324,307
MeadWestvaco Corp.	50,820	592,561
WPP PLC	26,800	149,612
		2,066,480
Petroleum Services - 0.13%
BJ Services Company	27,700	332,123
Schlumberger, Ltd.	17,100	867,654
		1,199,777
Pharmaceuticals - 0.83%
Abbott Laboratories	16,000	838,240
Bristol-Myers Squibb Company	69,100	1,430,370
Eli Lilly & Company	44,500	1,519,675
Merck & Company, Inc.	64,100	1,712,752
Pfizer, Inc.	122,415	2,011,278
		7,512,315
Photography - 0.03%
Eastman Kodak Company (a)	37,400	283,118
Publishing - 0.26%
Gannett Company, Inc. (a)	32,300	281,333
McGraw-Hill Companies, Inc.	61,500	1,537,500
The New York Times Company, Class A (a)	73,200	551,928
		2,370,761
Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	18,125
Retail Grocery - 0.02%
Whole Foods Market, Inc. (a)	17,200	181,976

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 0.50%
Bed Bath & Beyond, Inc. *	63,800	$1,294,502
Home Depot, Inc.	104,200	2,408,062
Macy's, Inc.	38,900	288,638
Tiffany & Company	26,600	526,414
		4,517,616
Semiconductors - 0.23%
Analog Devices, Inc.	53,500	914,850
Applied Materials, Inc.	43,000	411,940
Intel Corp.	53,200	734,160
		2,060,950
Software - 0.21%
Microsoft Corp.	96,200	1,945,164
Steel - 0.15%
Nucor Corp.	38,500	1,373,680
Telecommunications Equipment &
Services - 0.09%
Alcatel-Lucent, SADR *	134,400	287,616
Vodafone Group PLC	255,800	501,742
		789,358
Telephone - 0.77%
AT&T, Inc.	130,520	3,727,651
Qwest Communications International, Inc. (a)	267,300	855,360
Sprint Nextel Corp.	219,375	612,056
Verizon Communications, Inc.	55,800	1,821,870
		7,016,937
Tobacco - 0.00%
UST, Inc.	120	8,250
Toys, Amusements & Sporting Goods - 0.10%
Mattel, Inc.	66,800	913,156
Trucking & Freight - 0.17%
United Parcel Service, Inc., Class B	26,700	1,537,920
TOTAL COMMON STOCKS (Cost $203,938,568)		$145,996,809

PREFERRED STOCKS - 0.15%
Banking - 0.04%
Bank of America Corp., Series L, 7.25%	550	332,750
Broadcasting - 0.01%
Spanish Broadcasting System, Series
B, 10.75%	308	77,000
Financial Services - 0.06%
Citigroup, Inc., Series T, 6.50%	16,550	425,335
Federal Home Loan Mortgage Corp., Series Z *	7,400	5,550
Federal National Mortgage Association,
Series 08-1 *	26,100	48,024
Federal National Mortgage Association,
Series S *	6,125	6,676
XL Capital Ltd, Series C, 6.102%	8,000	64,960
		550,545

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Telecommunications Equipment &
Services - 0.04%
Lucent Technologies Capital Trust I, 7.75%	1,400	$378,868
TOTAL PREFERRED STOCKS (Cost $4,538,381)		$1,339,163

TERM LOANS - 2.08%
Auto Parts - 0.06%
Allison Transmission, Inc.
4.996% due 08/07/2014	250,000	148,929
Goodyear Tire & Rubber Company
2.90% due 04/30/2014 (b)	250,000	155,000
Rental Service Corp., Series B3
7.699% due 11/30/2013 (b)	397,920	222,669
		526,598

Automobiles - 0.04%
Ford Motor Company
4.430% due 12/15/2013 (b)	999,365	365,482
Biotechnology - 0.02%
Invitrogen Corp.
6.21% due 06/11/2015	250,000	227,707
Broadcasting - 0.05%
Clear Channel Communications, Inc.
5.086% due 11/13/2015	750,000	451,252
Business Services - 0.09%
First Data Corp.
4.345% due 09/24/2014 (b)	1,240,000	838,550
Cable & Television - 0.22%
CSC Holdings, Inc.
3.814% due 02/24/2012	493,243	428,135
Discovery Communications, Inc.
5.762% due 05/14/2014	500,000	404,167
Mediacom Broadband LLC
6.50% due 11/30/2015 (b)	498,750	400,662
Univision Communications, Inc.
3.686% due 09/29/2014 (b)	250,000	111,750
Weather Channel Company
7.250% due 07/25/2015	750,000	643,125
		1,987,839

Cellular Communications - 0.23%
Alltel Communications, Inc.
4.122% due 05/15/2015 (b)	1,743,089	1,650,487
Cricket Communications, Inc.
7.262% due 06/16/2013	250,000	203,828
MetroPCS Wireless, Inc., Series B3
4.843% due 02/20/2014 (b)	250,000	193,688
		2,048,003

Chemicals - 0.02%
Celanese Holdings LLC
5.553% due 03/30/2014 (b)	248,737	196,503
Commercial Services - 0.04%
Aramark Corp., Tranche B
5.448% due 01/26/2014 (b)	440,892	349,297
Computers & Business Equipment - 0.05%
Palm, Inc.
7.27% due 04/24/2014 (b)	990,000	445,500

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Containers & Glass - 0.06%
Graham Packaging Company
5.509% due 10/07/2011	$750,000	$569,767
Educational Services - 0.03%
Laureate Education, Inc.
4.649% due 08/17/2014 (b)	494,552	312,804
4.649% due 08/17/2014 (b)	548	351
		313,155

Electrical Utilities - 0.08%
Calpine Corp.
6.645% due 03/29/2014 (b)	994,987	689,167
Energy - 0.11%
Dresser, Inc.
7.986% due 05/14/2015 (b)	1,250,000	756,250
Mirant North America LLC
3.161% due 01/03/2013 (b)	248,418	201,425
		957,675

Financial Services - 0.07%
Nuveen Investments, Inc.
5.238% due 11/09/2014 (b)	248,750	113,537
Pinnacle Foods Finance LLC
6.423% due 04/02/2014 (b)	746,222	503,078
		616,615

Food & Beverages - 0.13%
William Wrigley Jr. Company
7.75% due 09/30/2014	1,250,000	1,161,221
Gas & Pipeline Utilities - 0.04%
Venoco, Inc., 2nd Lien
6.25% due 05/08/2014 (b)	500,000	325,000
Healthcare Products - 0.04%
Bausch & Lomb, Inc.
7.012% due 02/26/2015 (b)	250,000	185,625
Biomet, Inc.
6.762% due 03/25/2015	250,000	203,203
		388,828

Healthcare Services - 0.07%
DaVita, Inc.
5.834% due 10/05/2011	250,000	225,000
Healthsouth Corp.
4.27% due 03/10/2013 (b)	228,241	177,647
Iasis Healthcare Corp.
8.758% due 03/15/2014 (b)	549,141	274,571
		677,218

Insurance - 0.02%
HUB International Holdings, Inc.
6.262% due 06/13/2014 (b)	248,767	151,126
Leisure Time - 0.12%
MGM Mirage, Inc.
3.435% due 10/03/2011	250,000	212,500
Penn National Gaming, Inc.
6.084% due 10/03/2012	1,000,000	814,063
Town Sports
4.00% due 08/27/2013 (b)	246,250	110,812
		1,137,375

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Medical-Hospitals - 0.14%
Community Health Systems, Inc.
4.394% due 07/25/2014 (b)(l)	$250,000	$183,555
HCA, Inc.
5.762% due 11/18/2012 (b)	728,587	573,307
5.762% due 11/18/2012 (b)	731,253	544,834
		1,301,696
Paper - 0.04%
Domtar Corp.
3.779% due 03/07/2014 (b)	239,470	179,868
Georgia-Pacific Corp.
3.323% due 12/20/2012 (b)	239,167	183,162
		363,030
Publishing - 0.05%
Nielsen Finance LLC
4.7344% due 08/09/2013 (b)	497,463	331,226
Penton Media Bank, Series B1
5.665% due 02/01/2013 (b)	246,250	116,969
		448,195

Software - 0.01%
Infor Global Solutions
10.012% due 03/15/2014 (b)	500,000	90,625
Telecommunications Equipment &
Services - 0.16%
Fairpoint Communications, Inc.
6.313% due 03/31/2014	750,000	468,000
Trilogy International Partners
7.262% due 06/27/2012 (b)	500,000	200,000
West Corp.
5.182% due 10/24/2013	500,000	365,000
Wind Acquisition Finance SA, Series B
11.753% due 12/07/2011 (b)	616,257	419,055
		1,452,055
Utility Service - 0.09%
Texas Competitive Electric LLC
4.466% due 10/10/2014 (b)	1,243,719	840,202
TOTAL TERM LOANS (Cost $24,851,176)		$18,919,681

U.S. TREASURY OBLIGATIONS - 4.63%
Treasury Inflation Protected
Securities (d) - 0.82%
1.375% due 07/15/2018 (a)	3,343,173	2,993,968
1.625% due 01/15/2018	234,986	209,009
1.75% due 01/15/2028	673,625	555,320
1.875% due 07/15/2015	179,974	159,502
2.00% due 04/15/2012 to 01/15/2016	1,455,919	1,352,160
2.00% due 07/15/2014 (a)	2,437,533	2,173,212
		7,443,171
U.S. Treasury Bonds - 1.93%
4.50% due 02/15/2036	17,000	19,707
4.75% due 02/15/2037 (a)	3,800,000	4,614,625
5.50% due 08/15/2028	315,000	391,092
6.00% due 02/15/2026	2,160,000	2,789,437
6.125% due 08/15/2029	2,365,000	3,164,666
6.375% due 08/15/2027	980,000	1,325,144
7.125% due 02/15/2023 (a)	2,180,000	2,973,315

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
7.25% due 08/15/2022	$1,655,000	$2,264,634
		17,542,620

U.S. Treasury Notes - 1.79%
2.00% due 09/30/2010	350,000	356,945
2.875% due 01/31/2013	385,000	408,912
3.125% due 09/30/2013 (a)	8,615,000	9,117,763
4.00% due 08/15/2018	2,985,000	3,254,116
4.50% due 02/15/2009 (a)	2,195,000	2,214,720
4.75% due 08/15/2017	665,000	756,385
4.875% due 06/30/2012	140,000	157,555
		16,266,396

U.S. Treasury Strips - 0.09%
zero coupon due 05/15/2020 to
05/15/2021	1,430,000	891,157
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,169,150)		$42,143,344

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.49%
Federal Home Loan Bank - 0.26%
5.125% due 08/14/2013	930,000	1,006,591
5.25% due 06/18/2014	590,000	640,124
5.783% due 10/01/2037 (b)	686,577	692,524
		2,339,239

Federal Home Loan Mortgage Corp. - 3.82%
4.125% due 10/18/2010	1,750,000	1,803,786
4.452% due 07/01/2035 (b)	42,820	42,936
4.50% due 11/01/2018 to 04/01/2023	3,872,187	3,869,715
4.623% due 06/01/2038 (b)	217,081	214,693
4.635% due 07/01/2035 (b)	114,911	114,046
4.682% due 02/01/2035 (b)	178,769	177,512
4.763% due 07/01/2038 (b)	487,427	483,504
5.00% due 01/01/2009 to 12/01/2035	5,849,087	5,899,171
5.056% due 03/01/2036 (b)	511,287	509,948
5.068% due 11/01/2035 (b)	205,227	204,899
5.125% due 07/15/2012	1,960,000	2,100,609
5.133% due 01/01/2036 (b)	1,253,601	1,250,887
5.144% due 09/01/2035 (b)	155,574	155,115
5.273% due 09/01/2032 (b)	6,555	6,649
5.322% due 02/01/2037 (b)	1,484,919	1,488,404
5.342% due 04/01/2037 (b)	585,174	586,614
5.356% due 05/01/2037 (b)	130,057	130,539
5.367% due 01/01/2036 to 02/01/2037 (b)	665,195	667,531
5.413% due 02/01/2038 (b)	438,992	442,009
5.454% due 02/01/2037 (b)	927,070	931,414
5.486% due 06/01/2037 (b)	751,461	753,443
5.50% due 03/01/2018 to 04/01/2029	1,163,500	1,189,919
5.51% due 10/01/2036 (b)	579,676	581,364
5.906% due 02/01/2037 (b)	1,029,839	1,037,168
5.955% due 01/01/2037 (b)	232,839	234,963
5.977% due 12/01/2036 (b)	622,586	627,472
5.99% due 11/01/2036 (b)	605,251	610,289
6.00% due 06/15/2011 to 08/01/2038	5,410,552	5,598,206
6.026% due 10/01/2036 (b)	832,332	838,263
6.121% due 10/01/2036 (b)	682,110	688,883
6.205% due 08/01/2036 (b)	833,597	844,057
6.50% due 05/01/2017 to 01/01/2036	600,577	619,660

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
7.00% due 02/01/2024 to 06/01/2032	$43,537	$45,376
7.50% due 05/01/2024 to 06/01/2024	4,792	5,025
10.50% due 05/01/2019	235	270
		34,754,339

Federal National Mortgage
Association - 10.06%
3.965% due 07/01/2027	1,568	1,563
4.375% due 09/15/2012 to 10/15/2015	1,235,000	1,284,779
4.486% due 10/01/2033	111,919	110,960
4.50% due 05/01/2019 to 09/01/2035	5,042,086	5,052,544
4.568% due 07/01/2035 (b)	138,502	137,517
4.625% due 10/15/2014	780,000	824,824
4.781% due 09/01/2035 (b)	506,850	503,997
4.826% due 04/01/2038 (b)	236,911	236,367
4.854% due 05/01/2038 (b)	139,821	139,671
4.855% due 05/01/2038 (b)	442,174	441,114
4.875% due 12/15/2016	350,000	368,254
4.875% due 05/01/2038 (b)	399,685	399,147
4.894% due 11/01/2035 (b)	171,085	170,093
4.898% due 08/01/2038 (b)	491,387	491,044
5.00% due 01/01/2009 to 02/01/2036	14,362,932	14,545,647
5.311% due 12/01/2035 (b)	178,977	179,779
5.327% due 12/01/2035	222,501	223,502
5.415% due 09/01/2037 (b)	461,978	464,947
5.463% due 06/01/2037 (b)	136,246	137,406
5.487% due 01/01/2019 (b)	1,022	1,025
5.50% due 07/01/2013 to 08/01/2037	28,497,113	29,034,146
5.531% due 12/01/2035 (b)	320,357	322,055
5.535% due 07/01/2036 to 01/01/2037 (b)	1,438,763	1,446,133
5.62% due 10/01/2035	379,851	383,115
5.655% due 12/01/2035 (b)	87,116	87,689
5.796% due 08/01/2037 to 11/01/2037 (b)	1,221,795	1,236,226
5.979% due 08/01/2036 to 09/01/2036 (b)	996,959	1,008,497
6.00% due 05/15/2011 to 09/01/2038	19,893,005	20,444,096
6.034% due 12/01/2036 (b)	491,718	497,265
6.50% due 06/01/2013 to 04/01/2038	8,608,828	8,872,394
6.5118% due 02/17/2009 (b)	260,000	257,075
7.00% due 12/01/2029 to 04/01/2037	87,458	90,978
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,074,113
		91,467,962

Government National Mortgage
Association - 12.35%
4.00% due 09/15/2018	542,603	533,383
4.50% due 09/15/2018 to 05/20/2036	5,054,023	4,986,922
5.00% due 02/15/2018 to 11/15/2038	27,390,411	27,973,581
5.50% due 02/15/2029 to 10/15/2038	38,122,998	38,885,516
6.00% due 03/20/2009 to 10/15/2038	24,474,571	25,069,850
6.50% due 07/15/2009 to 09/15/2038	11,823,692	12,350,967
7.00% due 04/15/2017 to 10/20/2036	2,315,592	2,394,706
9.25% due 10/15/2016 to 12/15/2019	4,474	4,967
9.50% due 08/15/2009 to 10/15/2009	775	794
9.75% due 07/15/2017 to 02/15/2021	4,075	4,689
10.25% due 05/15/2020 to 11/15/2020	4,449	5,246
11.75% due 08/15/2013	1,253	1,429
12.00% due 10/15/2010 to 12/15/2012	279	304
12.25% due 03/15/2014 to 07/20/2015	1,160	1,367

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
12.50% due 06/15/2010		$1,777	$1,889
12.75% due 12/20/2013 to 11/20/2014		937	1,107
6.50% due 03/15/2036		131,310	134,875
			112,351,592

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $235,899,778)			$240,913,132

FOREIGN GOVERNMENT OBLIGATIONS - 12.33%
Argentina - 0.02%
Republic of Argentina
7.875% due 04/11/2011		300,000	210,000
Austria - 0.01%
Republic of Austria
6.25% due 07/15/2027	EUR	49,000	77,814
Belgium - 0.18%
Kingdom of Belgium
3.00% due 03/28/2010		540,000	689,480
4.25% due 09/28/2013		197,000	258,823
5.00% due 03/28/2035		447,000	636,273
			1,584,576

Brazil - 1.36%
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018		$270,000	229,500
Federative Republic of Brazil
6.00% due 01/17/2017		330,000	300,300
6.00% due 05/15/2015	BRL	320,000	204,415
7.125% due 01/20/2037		$1,800,000	1,674,000
8.75% due 02/04/2025		475,000	503,500
8.875% due 10/14/2019		500,000	522,500
10.00% due 01/01/2012	BRL	2,450,000	958,790
10.00% due 01/01/2014		6,350,000	2,258,878
10.00% due 01/01/2010		2,337,000	1,005,507
10.00% due 01/01/2017		10,950,000	3,406,048
Brazilian Government International Bond
11.00% due 08/17/2040		$1,100,000	1,280,125
			12,343,563

Canada - 0.19%
Government of Canada
3.50% due 06/01/2013	CAD	415,000	349,514
5.75% due 06/01/2033		425,000	434,324
Province of Ontario
5.00% due 03/08/2014		1,045,000	894,570
			1,678,408

Colombia - 0.05%
Republic of Colombia
7.375% due 01/27/2017		$200,000	184,500
7.375% due 09/18/2037		200,000	166,000
7.375% due 09/18/2037		150,000	122,625
			473,125

Denmark - 0.07%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	591,435

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Denmark (continued)
Kingdom of Denmark (continued)
7.00% due 11/10/2024	DKK	364,000	$80,334
			671,769

France - 1.48%
Government of France
3.75% due 01/12/2012	EUR	1,145,000	1,497,345
4.25% due 10/25/2017		5,680,000	7,574,344
4.75% due 10/25/2012		167,000	226,149
5.00% due 10/25/2016		300,000	421,056
5.50% due 04/25/2029		312,000	472,365
5.50% due 04/25/2010		875,000	1,157,989
5.75% due 10/25/2032		1,345,000	2,132,405
			13,481,653

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$500,000	328,320
Germany - 0.83%
Federal Republic of Germany
3.50% due 04/12/2013	EUR	24,000	31,509
3.75% due 01/04/2017		440,000	580,682
3.75% due 07/04/2013		1,061,000	1,408,242
4.00% due 01/04/2037		463,000	613,812
4.00% due 07/04/2016		678,000	910,550
4.25% due 07/04/2017		95,000	129,747
4.25% due 01/04/2014		320,000	435,889
4.50% due 01/04/2013		250,000	339,595
4.75% due 07/04/2028		230,000	323,850
4.75% due 07/04/2034		575,000	830,153
5.00% due 01/04/2012		1,075,000	1,467,893
5.25% due 01/04/2011		316,000	426,912
			7,498,834

Ghana - 0.04%
Republic of Ghana
8.50% due 10/04/2017		$700,000	348,250
Greece - 0.22%
Republic of Greece
5.25% due 05/18/2012	EUR	720,000	942,980
6.00% due 05/19/2010		810,000	1,063,271
			2,006,251

Grenada - 0.01%
Government of Grenada
2.50 due 09/15/2025		$230,000	104,650
Hungary - 0.38%
Republic of Hungary
5.50% due 02/12/2014	HUF	184,570,000	728,025
6.75% due 02/24/2017		231,310,000	961,996
7.25% due 06/12/2012		397,510,000	1,724,197
			3,414,218

Indonesia - 0.13%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	312,000
6.75% due 03/10/2014		100,000	76,000
6.875% due 03/09/2017		342,000	225,720
6.875% due 01/17/2018		600,000	399,874

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Indonesia (continued)
Republic of Indonesia (continued)
7.75% due 01/17/2038		$300,000	$180,000
			1,193,594

Iraq - 0.11%
Republic of Iraq
5.80% due 01/15/2028		2,500,000	1,000,000
Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	123,810
Italy - 0.81%
Republic of Italy
4.00% due 02/01/2037		1,370,000	1,479,618
4.25% due 08/01/2014		1,302,000	1,678,044
5.25% due 09/20/2016		$450,000	488,463
5.25% due 08/01/2017	EUR	1,130,000	1,536,635
5.50% due 11/01/2010		1,570,000	2,076,187
7.25% due 11/01/2026		75,000	120,359
			7,379,306

Jamaica - 0.06%
Government of Jamaica
9.00% due 06/02/2015		$215,000	174,150
10.625% due 06/20/2017		450,000	391,500
			565,650

Japan - 3.57%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	1,986,151
1.00% due 06/10/2016		111,543,600	980,865
1.10% due 12/10/2016		304,249,400	2,684,984
1.10% due 09/10/2016		170,598,400	1,511,948
1.30% due 12/20/2013		505,050,000	5,395,659
1.30% due 03/20/2015		128,300,000	1,372,688
1.40% due 03/21/2011		114,300,000	1,216,338
1.40% due 03/20/2012		188,400,000	2,012,371
1.40% due 03/20/2018		180,250,000	1,900,829
1.40% due 03/10/2018		134,244,000	1,200,849
1.50% due 06/20/2012		426,750,000	4,577,232
1.70% due 09/20/2016		265,050,000	2,906,636
2.00% due 06/20/2022		55,200,000	588,196
2.00% due 12/20/2033		145,750,000	1,463,994
2.20% due 06/22/2020		32,050,000	355,260
2.30% due 06/20/2028		35,200,000	380,989
3.75% due 03/20/2025		188,900,000	1,947,797
			32,482,786

Lebanon - 0.03%
Government of Lebanon
8.50% due 08/06/2015		$250,000	228,438
Malaysia - 0.05%
Government of Malaysia
3.702% due 02/25/2013	MYR	805,000	224,937
3.70% due 05/15/2013		866,000	241,691
			466,628

Mexico - 0.74%
Government of Mexico
5.625% due 01/15/2017		$270,000	240,300

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
7.50% due 06/03/2027	MXN	8,500,000	$540,638
7.75% due 12/14/2017		30,073,900	2,060,182
8.00% due 12/24/2008		5,350,000	399,622
8.00% due 12/17/2015		27,815,000	1,960,076
8.125% due 12/30/2019		$65,000	68,659
9.00% due 12/20/2012	MXN	4,585,000	343,575
9.00% due 12/24/2009		6,755,000	508,101
9.50% due 12/18/2014		1,260,000	95,923
10.00% due 11/20/2036		6,750,000	542,864
			6,759,940

Netherlands - 0.10%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	540,000	730,630
5.50% due 01/15/2028		137,000	205,786
			936,416

Pakistan - 0.01%
Republic of Pakistan
6.875% due 06/01/2017		$200,000	71,000
Peru - 0.05%
Peruvian Government International Bond
6.55% due 03/14/2037		580,000	439,350
Poland - 0.04%
Republic of Poland
5.25% due 10/25/2017	PLN	397,000	126,940
6.25% due 10/24/2015		765,000	260,082
			387,022

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	155,961
Russia - 0.30%
Government of Russia
7.50% due 03/31/2030		$3,268,300	2,712,689
Serbia - 0.10%
Republic of Serbia
3.75 due 11/01/2024		1,450,000	903,741
South Africa - 0.11%
Republic of South Africa
5.875% due 05/30/2022		300,000	219,000
6.50% due 06/02/2014		585,000	497,250
8.00% due 12/21/2018	ZAR	1,060,000	102,183
13.50% due 09/15/2015		1,650,000	207,150
			1,025,583

Spain - 0.07%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	59,414
5.75% due 07/30/2032		380,000	579,903
			639,317

Sweden - 0.17%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	218,281
5.125% due 03/01/2017		$425,000	455,065

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Sweden (continued)
Kingdom of Sweden (continued)
5.25% due 03/15/2011	SEK	6,805,000	$893,546
			1,566,892

Turkey - 0.30%
Republic of Turkey
6.875% due 03/17/2036		$785,000	549,500
7.00% due 06/05/2020		378,000	287,280
7.00% due 03/11/2019		100,000	80,000
7.375% due 02/05/2025		40,000	32,400
8.00% due 02/14/2034		250,000	205,000
8.00% due 02/14/2034		187,000	154,275
10.00% due 02/15/2012	TRY	825,000	432,964
14.00% due 01/19/2011		79,961	45,663
14.00% due 09/26/2012		1,035,000	556,050
16.00% due 03/07/2012		635,000	364,652
			2,707,784

Ukraine - 0.01%
Republic of Ukraine
7.65% due 06/11/2013		$250,000	128,699
United Kingdom - 0.60%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,161,000	3,228,957
4.50% due 03/07/2013		805,000	1,294,561
4.75% due 06/07/2010		570,000	909,611
			5,433,129

Venezuela - 0.03%
Republic of Venezuela
7.00% due 03/31/2038		$750,000	303,750
Vietnam - 0.03%
Socialist Republic of Vietnam
6.875% due 01/15/2016		349,000	268,774
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $124,199,468)			$112,101,690

CORPORATE BONDS - 27.35%
Advertising - 0.07%
Lamar Media Corp.
6.625% due 08/15/2015 (a)		500,000	362,500
Lamar Media Corp., Series C
6.625% due 08/15/2015		225,000	163,125
R.H. Donnelley Corp.
8.875% due 10/15/2017		275,000	37,125
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		575,000	74,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		150,000	19,500
			657,000

Aerospace - 0.39%
BE Aerospace, Inc.
8.00% due 06/09/2014		249,375	219,450
8.50% due 07/01/2018		350,000	287,000
GenCorp, Inc.
9.50% due 08/15/2013		750,000	585,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Aerospace (continued)
Lockheed Martin Corp.
4.121% due 03/14/2013		$440,000	$422,571
Northrop Grumman Corp.
7.125% due 02/15/2011		780,000	806,846
7.75% due 03/01/2016		35,000	37,076
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	65,612
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	361,000
United Technologies Corp.
5.375% due 12/15/2017		110,000	107,428
5.40% due 05/01/2035		110,000	91,803
6.35% due 03/01/2011		345,000	353,444
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		350,000	241,500
			3,578,730

Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008		310,000	309,789
5.90% due 04/01/2017		460,000	321,292
			631,081

Air Travel - 0.04%
Air Jamaica, Ltd.
9.375% due 07/08/2015		75,000	55,642
Delta Air Lines, Inc.
6.821% due 08/10/2022		130,891	82,461
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	47,000	39,688
6.47% due 02/02/2034		40,000	29,729
Southwest Airlines Company
6.50% due 03/01/2012		$160,000	155,913
			363,433

Aluminum - 0.02%
Novelis, Inc.
7.25% due 02/15/2015		325,000	188,500
Apparel & Textiles - 0.01%
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	50,261
Auto Parts - 0.19%
Allison Transmission, Inc.
11.25% due 11/01/2015 (h)		$1,050,000	425,250
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		375,000	236,250
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		613,000	457,451
Tenneco Automotive, Inc.
8.625% due 11/15/2014		275,000	101,750
TRW Automotive, Inc.
7.00% due 03/15/2014 (h)		250,000	121,250
7.25% due 03/15/2017 (h)		600,000	276,000
United Components, Inc.
9.375% due 06/15/2013		250,000	130,000
			1,747,951

Auto Services - 0.15%
ERAC USA Finance Company
5.60% due 05/01/2015 (h)		240,000	168,403

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Services (continued)
ERAC USA Finance Company (continued)
7.95% due 12/15/2009 (h)		$115,000	$109,560
Hertz Corp.
8.875% due 01/01/2014		450,000	232,313
10.50% due 01/01/2016		500,000	200,000
KAR Holdings, Inc.
6.8006% due 05/01/2014 (b)		250,000	105,000
10.00% due 05/01/2015		700,000	196,000
United Rentals North America, Inc.
6.50% due 02/15/2012		475,000	332,500
			1,343,776

Automobiles - 0.20%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	109,137
DaimlerChrysler N.A. Holding Corp., MTN
3.6425% due 08/03/2009 (b)		$655,000	585,973
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		665,000	499,555
DaimlerChrysler North America Holding
7.20% due 09/01/2009		160,000	149,002
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	49,788
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	34,939
Ford Motor Company
7.45% due 07/16/2031		$500,000	125,000
General Motors Corp.
7.20% due 01/15/2011		350,000	94,500
8.375% due 07/15/2033		850,000	187,000
			1,834,894

Banking - 1.81%
American Express Centurion Bank
4.375% due 07/30/2009		300,000	291,452
5.55% due 10/17/2012		100,000	89,912
ATF Bank
9.00% due 05/11/2016		150,000	81,600
ATF Bank, Series REGS
9.25% due 04/12/2012		50,000	33,710
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	95,000	114,626
4.45% due 02/05/2015 (b)		84,000	104,759
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	330,433
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	85,039
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	90,775
4.875% due 05/31/2016		100,000	105,059
Bank of America Corp.
4.375% due 12/01/2010		$200,000	198,847
4.50% due 08/01/2010		150,000	148,946
5.65% due 05/01/2018		1,245,000	1,163,679
5.75% due 08/15/2016		210,000	186,158
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	100,400
4.625% due 02/18/2014		65,000	77,385
5.25% due 11/09/2016	GBP	100,000	133,904

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	$54,884
Bank of Ireland
6.45% due 02/10/2010		49,000	62,623
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	49,000	38,948
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$315,000	305,302
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	97,000	90,781
Bank One Corp.
5.25% due 01/30/2013		$200,000	185,691
7.875% due 08/01/2010		310,000	318,787
Banque du Liban, EMTN
10.00% due 04/25/2015		300,000	294,750
Barclays Bank PLC
7.40% due 12/15/2009		300,000	287,900
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	109,014
BB&T Capital Trust II
6.75% due 06/07/2036		$180,000	106,777
BNP Paribas, EMTN
4.75% due 04/04/2011	EUR	100,000	127,817
Credit Agricole SA, EMTN
5.971% due 01/02/2018		150,000	189,070
Credit Agricole SA, Series TSDI
5.00 due 06/20/2049 (b)	GBP	125,000	125,458
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	95,985
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		145,000	158,582
Deutsche Bank AG
5.125% due 01/31/2013		35,000	41,463
Deutsche Bank AG, Series EMTN
4.50% due 03/07/2011		100,000	127,578
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		800,000	1,021,459
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011		75,000	96,841
Eurohypo AG
4.50% due 01/21/2013 (h)		342,000	447,275
Fifth Third Bancorp
6.25% due 05/01/2013		$275,000	247,062
8.25% due 03/01/2038		150,000	118,000
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	75,000	87,620
HBOS PLC
6.00% due 11/01/2033 (h)		$420,000	266,125
6.05% due 11/23/2049 (b)	EUR	70,000	55,140
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		59,000	59,213
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		71,000	86,788
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	90,483
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	25,000	29,118

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Holdings PLC
3.625% due 06/29/2020 (b)	EUR	75,000	$80,211
6.50% due 05/02/2036		$175,000	147,001
9.875% due 04/08/2018	GBP	120,000	206,620
HSBK Europe BV
7.25% due 05/03/2017		$100,000	54,038
7.75% due 05/13/2013		140,000	93,135
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	421,000	538,384
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	12,090
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	88,709
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)		50,000	58,030
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	58,766
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	325,701
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	366,327
8.50% due 01/18/2011		30,000,000	202,849
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	749,121
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	111,232
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	37,797
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	118,394
NCNB Corp.
9.375% due 09/15/2009		$275,000	281,037
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	52,000	66,246
Northern Trust Company, BKNT
4.60% due 02/01/2013		$120,000	114,341
Northern Trust Corp.
5.30% due 08/29/2011		144,000	142,582
5.50% due 08/15/2013		215,000	211,581
PNC Funding Corp.
5.625% due 02/01/2017		195,000	178,977
7.50% due 11/01/2009		265,000	262,414
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	95,353
4.25% due 01/16/2017		100,000	124,714
Royal Bank of Canada
5.00% due 01/20/2014	CAD	99,000	80,726
5.75% due 07/25/2011		50,000	64,070
Royal Bank of Scotland Group PLC, Series EMTN
5.25% due 05/15/2013	EUR	60,000	75,234
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013		40,000	49,192
6.00 due 06/29/2049 (b)	GBP	104,000	120,902
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	64,000	79,234
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	108,656
Shinsei Bank, Ltd.
3.75% due 02/23/2016 (b)		80,000	36,103

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	$233,843
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	77,572
5.625% due 07/29/2049 (b)(h)		$200,000	150,276
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	258,676
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	67,824
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	122,602
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	119,000	95,771
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	95,000	105,637
6.10% due 02/28/2012		52,000	63,196
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	188,522
US Bank NA, BKNT
6.375% due 08/01/2011		400,000	400,904
VTB Capital SA
6.875% due 05/29/2018		150,000	90,383
Wachovia Corp.
5.75% due 02/01/2018		310,000	279,387
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	75,000	93,177
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		$195,000	188,538
			16,419,293

Biotechnology - 0.07%
Biogen Idec, Inc.
6.00% due 03/01/2013		400,000	397,743
Genentech, Inc.
4.40% due 07/15/2010		125,000	125,521
4.75% due 07/15/2015		160,000	149,612
			672,876

Broadcasting - 0.53%
Allbritton Communications Company
7.75% due 12/15/2012		600,000	348,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		200,000	77,500
Bonten Media Acquisition Company
9.00% due 06/01/2015 (h)		125,000	43,750
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (h)		445,000	361,385
9.50% due 11/15/2018 (h)		110,000	111,043
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	154,420
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		$250,000	82,500
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	156,000
Clear Channel Communications, Inc.
4.50% due 01/15/2010		50,000	34,500
7.65% due 09/15/2010		350,000	213,500
News America, Inc.
6.15% due 03/01/2037		685,000	507,837
6.20% due 12/15/2034		190,000	143,992

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
News America, Inc. (continued)
6.40% due 12/15/2035		$380,000	$296,335
Time Warner Cable, Inc.
5.40% due 07/02/2012		805,000	737,325
7.30% due 07/01/2038		1,145,000	954,806
8.25% due 02/14/2014		450,000	444,299
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (h)		600,000	153,000
			4,820,192

Building Materials & Construction - 0.29%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		250,000	127,500
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	29,501
Columbus McKinnon Corp.
8.875% due 11/01/2013		$575,000	485,875
CRH America, Inc.
5.30% due 10/15/2013 (h)		140,000	105,210
6.00% due 09/30/2016		240,000	161,405
6.40% due 10/15/2033		65,000	37,384
Esco Corp.
6.6937% due 12/15/2013 (b)(h)		175,000	113,750
8.625% due 12/15/2013 (h)		600,000	462,000
Lafarge SA
6.15% due 07/15/2011		140,000	125,180
Linde Finance BV
6.50% due 01/29/2016	GBP	65,000	92,879
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	112,667
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	75,857
Owens Corning, Inc.
6.50% due 12/01/2016		$120,000	89,371
Texas Industries, Inc.
7.25% due 07/15/2013		525,000	399,000
7.25% due 07/15/2013 (h)		125,000	95,000
US Concrete, Inc.
8.375% due 04/01/2014		200,000	112,000
			2,624,579

Business Services - 0.48%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	63,000
10.875% due 02/15/2012		48,587	26,723
Deluxe Corp.
7.375% due 06/01/2015		600,000	366,000
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	116,274
First Data Corp.
9.875% due 09/24/2015		1,025,000	589,375
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	333,750
7.75% due 10/01/2016		250,000	215,000
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	57,669
Mobile Services Group, Inc.
9.75% due 08/01/2014		$525,000	388,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$675,000	$344,250
Sungard Data Systems, Inc.
9.125% due 08/15/2013		948,000	734,700
9.125% due 08/11/2013		250,000	168,750
10.625% due 02/28/2014 (h)		325,000	250,250
Thomson Reuters Corp.
5.20% due 12/01/2014	CAD	40,000	29,974
5.95% due 07/15/2013		$390,000	370,339
6.50% due 07/15/2018		340,000	311,003
			4,365,557

Cable & Television - 1.03%
AT&T Broadband Corp.
8.375% due 03/15/2013		409,000	408,787
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	222,092
Comcast Corp.
5.70% due 05/15/2018		525,000	440,909
5.85% due 01/15/2010		100,000	98,220
COX Communications, Inc.
6.25% due 06/01/2018 (h)		445,000	381,682
7.125% due 10/01/2012		171,000	162,343
CSC Holdings, Inc.
7.625% due 07/15/2018		675,000	472,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		275,000	243,375
8.125% due 07/15/2009		300,000	288,000
DirecTV Holdings LLC
7.625% due 05/15/2016		425,000	362,312
8.375% due 03/15/2013		600,000	552,000
EchoStar DBS Corp.
6.375% due 10/01/2011		375,000	318,750
6.625% due 10/01/2014		1,000,000	715,000
7.75% due 05/31/2015		100,000	73,500
Grupo Televisa SA
6.00% due 05/15/2018		150,000	121,226
Historic TW, Inc.
6.875% due 06/15/2018		900,000	753,232
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	66,225
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	300,469
Mediacom Broadband LLC
8.50% due 10/15/2015		525,000	372,750
Rainbow National Services LLC
8.75% due 09/01/2012 (h)		100,000	88,000
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	145,166
6.25% due 06/15/2013		335,000	319,118
Shaw Communications, Inc.
8.25% due 04/11/2010		125,000	120,312
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	858,000
Time Warner, Inc.
5.50% due 11/15/2011		550,000	495,777
Univision Communications, Inc.
7.85% due 07/15/2011		100,000	57,000
9.75% due 03/15/2015 (h)		1,000,000	127,500

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Viacom, Inc.
5.75% due 04/30/2011		$395,000	$359,941
Videotron Ltee.
6.375% due 12/15/2015		125,000	96,250
6.875% due 01/15/2014		390,000	325,650
9.125% due 04/15/2018 (h)		25,000	22,000
			9,368,086

Cellular Communications - 0.82%
America Movil SAB de CV
5.625% due 11/15/2017		375,000	314,500
6.375% due 03/01/2035		585,000	463,064
8.46% due 12/18/2036	MXN	1,000,000	46,982
American Tower Corp.
7.125% due 10/15/2012		$60,000	56,250
7.50% due 05/01/2012		50,000	46,750
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		455,000	460,696
Centennial Communications Corp.
9.6325% due 01/01/2013 (b)(h)		100,000	94,000
10.00% due 01/01/2013		675,000	678,375
Cricket Communications, Inc.
9.375% due 11/01/2014		975,000	773,906
10.00% due 07/15/2015 (h)		150,000	122,250
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,375,000	1,127,500
Nextel Communications, Inc.
5.25% due 01/15/2010		159,000	140,222
Rogers Communications, Inc.
6.80% due 08/15/2018		405,000	362,911
7.50% due 03/15/2015		140,000	137,148
Rogers Wireless, Inc.
6.375% due 03/01/2014		400,000	358,296
7.625% due 12/15/2011	CAD	35,000	30,081
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)		$440,000	435,916
8.50% due 11/15/2018 (h)		1,325,000	1,336,908
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013		230,000	124,267
9.125% due 04/30/2018		200,000	95,178
Vodafone Group PLC
5.625% due 02/27/2017		275,000	233,693
			7,438,893

Cellular Telecom - 0.05%
Verizon Communications, Inc.
8.75% due 11/01/2018		450,000	450,115
Chemicals - 0.27%
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	142,459
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	248,153
Koppers Holdings, Inc.
zero due 11/15/2014		775,000	600,625
Koppers, Inc.
9.875% due 10/15/2013		100,000	93,000
Lubrizol Corp.
4.625% due 10/01/2009		310,000	292,200
5.875% due 12/01/2008		195,000	195,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Nalco Company
7.75% due 11/15/2011		$475,000	$421,563
Polyone Corp.
8.875% due 05/01/2012		325,000	198,656
Terra Capital, Inc., Series B
7.00% due 02/01/2017		325,000	234,813
			2,426,469

Coal - 0.12%
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	359,812
International Coal Group, Inc.
10.25% due 07/15/2014		475,000	358,625
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	322,500
Raspadskaya Securities Ltd. for OJSC Raspadskaya
7.50% due 05/22/2012		200,000	95,192
			1,136,129

Commercial Services - 0.11%
Aramark Corp.
5.00% due 06/01/2012		400,000	286,000
6.6925% due 02/01/2015 (b)		225,000	157,500
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	483,000
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	47,832
			974,332

Computers & Business Equipment - 0.23%
Cisco Systems, Inc.
5.25% due 02/22/2011		$170,000	172,353
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	248,361
International Business Machines Corp.
6.50% due 10/15/2013		595,000	625,229
6.625% due 01/30/2014	EUR	50,000	65,793
Seagate Technology HDD Holdings
6.375% due 10/01/2011		$250,000	197,500
Unisys Corp.
12.50% due 01/15/2016		225,000	90,000
Xerox Corp.
5.50% due 05/15/2012		40,000	31,957
5.65% due 05/15/2013		370,000	289,009
6.35% due 05/15/2018		455,000	326,311
			2,046,513

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	79,000
Containers & Glass - 0.28%
Ball Corp.
6.625% due 03/15/2018		575,000	483,000
BWAY Corp.
10.00% due 10/15/2010		500,000	430,000
Clondalkin Acquisition BV
4.8187% due 12/15/2013 (b)(h)		275,000	165,000
Crown Americas LLC
7.625% due 11/15/2013		425,000	393,125
7.75% due 11/15/2015		150,000	135,750

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Graham Packaging Company
9.875% due 10/15/2014		$200,000	$126,000
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		407,000	354,090
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	326,250
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		300,000	84,000
Stone Container Finance
7.375% due 07/15/2014		75,000	25,125
Vitro SA de CV
8.625% due 02/01/2012		200,000	56,000
			2,578,340

Crude Petroleum & Natural Gas - 0.71%
Amerada Hess Corp.
7.375% due 10/01/2009		75,000	75,503
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	17,500
7.25% due 05/20/2015		825,000	594,000
Atlantic Richfield Corp.
9.125% due 03/01/2011		105,000	116,466
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		255,000	230,492
6.25% due 03/15/2038		210,000	155,316
6.45% due 06/30/2033		75,000	58,655
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	45,000	33,758
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		$600,000	246,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (h)		600,000	312,000
Denbury Resources, Inc.
7.50% due 12/15/2015		150,000	102,750
EnCana Corp.
4.60% due 08/15/2009		245,000	241,806
5.90% due 12/01/2017		365,000	305,873
6.50% due 08/15/2034		255,000	196,581
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	30,000	21,786
Encore Acquisition Company
7.25% due 12/01/2017		$525,000	341,250
Hess Corp.
6.65% due 08/15/2011		325,000	309,101
7.875% due 10/01/2029		368,000	328,651
Hilcorp Energy I LP
7.75% due 11/01/2015 (h)		650,000	464,750
OPTI Canada, Inc.
7.875% due 12/15/2014		615,000	233,700
8.25% due 12/15/2014		1,000,000	390,000
Petrobras International Finance Company
5.875% due 03/01/2018		390,000	337,573
PetroHawk Energy Corp.
7.875% due 06/01/2015 (h)		150,000	105,750
9.125% due 07/15/2013		650,000	497,250
Quicksilver Resources, Inc.
7.75% due 08/26/2013		703,125	506,250
8.25% due 08/01/2015		225,000	145,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Southern Natural Gas Company
5.90% due 04/01/2017 (h)		$99,000	$75,735
			6,443,621

Domestic Oil - 0.62%
ConocoPhillips Company
5.30% due 04/15/2012		415,000	412,764
Devon Financing Corp., ULC
6.875% due 09/30/2011		430,000	431,544
7.875% due 09/30/2031		375,000	371,994
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		240,000	221,583
5.15% due 09/01/2014		395,000	371,211
EOG Resources, Inc.
5.875% due 09/15/2017		185,000	178,362
6.125% due 10/01/2013		215,000	220,135
Forest Oil Corp.
7.25% due 06/15/2019		550,000	376,750
8.00% due 12/15/2011		400,000	350,000
Marathon Oil Corp.
5.90% due 03/15/2018		395,000	329,682
6.00% due 10/01/2017		220,000	189,871
6.60% due 10/01/2037		80,000	59,069
Range Resources Corp.
6.375% due 03/15/2015		650,000	520,000
7.375% due 07/15/2013		75,000	66,000
SandRidge Energy, Inc.
7.5075% due 04/01/2014 (b)		500,000	333,816
8.625% due 04/01/2015		1,000,000	635,000
Valero Energy Corp.
3.50% due 04/01/2009		100,000	98,808
6.125% due 06/15/2017		510,000	444,155
			5,610,744

Drugs & Health Care - 0.03%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	50,000	62,747
Wyeth
5.95% due 04/01/2037		$205,000	186,781
			249,528

Educational Services - 0.04%
Education Management Corp.
8.75% due 06/01/2014		300,000	217,500
10.25% due 06/01/2016		275,000	191,125
			408,625

Electrical Equipment - 0.03%
General Cable Corp.
6.2575% due 04/01/2015 (b)		200,000	114,000
7.125% due 04/01/2017		225,000	141,750
			255,750

Electrical Utilities - 1.48%
AES Corp.
7.75% due 03/01/2014		50,000	36,625
8.875% due 02/15/2011		275,000	237,875
9.375% due 09/15/2010		350,000	301,000
9.50% due 06/01/2009		100,000	93,000

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Alabama Power Company
3.0006% due 08/25/2009 (b)		$120,000	$117,100
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		100,000	98,021
Appalachian Power Company
6.375% due 04/01/2036		170,000	131,800
Appalachian Power Company, Series O
5.65% due 08/15/2012		325,000	304,332
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	248,922
Black Hills Corp.
6.50% due 05/15/2013		235,000	226,293
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014		175,000	170,935
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		205,000	200,362
CMS Energy Corp.
8.50% due 04/15/2011		50,000	47,641
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		170,000	154,882
Consumers Energy Company
5.80% due 09/15/2035		100,000	75,385
Detroit Edison Company
6.40% due 10/01/2013		200,000	204,953
Dominion Resources, Inc.
4.75% due 12/15/2010		100,000	96,324
8.875% due 01/15/2019		255,000	259,892
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	50,000	64,707
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	57,675
El Paso Electric Company
6.00% due 05/15/2035		$245,000	155,914
Elia System Operator SA
4.75% due 05/13/2014	EUR	42,000	52,834
Energy Future Holdings Corp.
10.875% due 11/01/2017 (h)		$1,350,000	870,750
11.25% due 11/01/2017 (h)		2,225,000	1,184,812
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	33,899
Florida Power Corp.
6.35% due 09/15/2037		220,000	210,123
Hydro One, Inc.
7.15% due 06/03/2010	CAD	69,000	58,547
Illinois Power Company
6.125% due 11/15/2017		$120,000	103,299
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	354,752
Mirant Americas Generation LLC
8.30% due 05/01/2011		450,000	416,250
Monongahela Power Company
5.70% due 03/15/2017 (h)		265,000	226,204
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	25,588
National Power Corp.
6.4031% due 08/23/2011 (b)(h)		$200,000	174,000
6.875% due 11/02/2016		100,000	77,365

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Nevada Power Company
5.875% due 01/15/2015		$45,000	$41,251
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	202,496
Northeast Utilities
5.65% due 06/01/2013		600,000	560,418
Northern States Power
5.25% due 03/01/2018		115,000	110,401
Ohio Power Company
5.75% due 09/01/2013		195,000	186,017
Orion Power Holdings, Inc.
12.00% due 05/01/2010		200,000	194,000
Pacific Gas & Electric Company
3.60% due 03/01/2009		362,000	359,672
4.80% due 03/01/2014		235,000	216,832
6.35% due 02/15/2038		110,000	97,398
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	85,178
PPL Electric Utilities Corp.
7.125% due 11/30/2013		155,000	162,412
Reliant Energy, Inc.
6.75% due 12/15/2014		600,000	483,000
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	67,465
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	117,503
8.625% due 03/15/2014		250,000	231,743
Southern California Edison Company
4.65% due 04/01/2015		275,000	259,624
5.75% due 03/15/2014		150,000	152,014
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		65,000	61,536
Southern Company, Series A
5.30% due 01/15/2012		95,000	94,184
Tampa Electric Company
6.15% due 05/15/2037		230,000	168,494
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (h)		820,000	714,659
6.60% due 08/01/2013 (h)		105,000	93,177
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (h)		325,000	175,500
Union Electric Company
5.40% due 02/01/2016		285,000	240,818
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	44,784
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	224,710
5.10% due 11/30/2012		210,000	198,245
8.875% due 11/15/2038		225,000	244,433
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		300,000	248,186
West Penn Power Company
5.95% due 12/15/2017 (h)		220,000	188,659
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	144,128
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	30,832
			13,471,830

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electronics - 0.21%
Avnet, Inc.
5.875% due 03/15/2014		$260,000	$214,286
Celestica, Inc.
7.875% due 07/01/2011		425,000	361,250
Flextronics International, Ltd.
6.50% due 05/15/2013		325,000	253,500
L-3 Communications Corp.
7.625% due 06/15/2012		1,025,000	948,125
Sanmina-SCI Corp.
5.5687% due 06/15/2010 (b)(h)		194,000	164,900
			1,942,061

Energy - 0.90%
Baker Hughes, Inc.
6.00% due 02/15/2009		280,000	280,751
Copano Energy LLC
8.125% due 03/01/2016		575,000	408,250
Dynegy Holdings, Inc.
7.75% due 06/01/2019		2,200,000	1,463,000
Encore Acquisition Company
6.25% due 04/15/2014		275,000	189,750
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	469,309
6.30% due 09/15/2017		215,000	176,707
Ferrellgas Partners LP
8.75% due 06/15/2012		900,000	643,500
Mirant North America LLC
7.375% due 12/31/2013		775,000	670,375
Northwest Pipeline Corp.
5.95% due 04/15/2017		65,000	56,747
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	326,000
7.375% due 02/01/2016		1,655,000	1,344,688
Plains Exploration & Production Company
7.00% due 03/15/2017		300,000	201,000
Progress Energy, Inc.
5.625% due 01/15/2016		400,000	350,860
Reliant Energy, Inc.
7.625% due 06/15/2014		675,000	516,375
7.875% due 12/31/2017		1,050,000	763,875
Sempra Energy
7.95% due 03/01/2010		250,000	250,643
Venoco, Inc.
8.75% due 12/15/2011		100,000	67,500
			8,179,330

Financial Services - 4.56%
AAC Group Holding Corp.
10.25 due 10/01/2012 (h)		125,000	103,750
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	55,000	63,860
American Express Credit Corp., MTN
5.875% due 05/02/2013		$380,000	341,643
American Express Credit Corp., Series C
7.30% due 08/20/2013		300,000	286,937
American Honda Finance Corp.
4.50% due 05/26/2009 (h)		365,000	366,818
Arch Western Finance LLC
6.75% due 07/01/2013		425,000	342,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	925,000	$1,221,633
BAT International Finance PLC
8.125% due 11/15/2013 (h)		$1,055,000	1,065,241
9.50% due 11/15/2018 (h)		375,000	384,143
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	80,000	85,522
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$170,000	146,123
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		355,000	369,803
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	187,785
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	124,300
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		220,000	205,532
5.85% due 09/01/2017		165,000	152,858
CenterCredit International BV
8.625% due 01/30/2014		540,000	194,400
Citigroup, Inc.
3.625% due 02/09/2009		130,000	128,737
4.75% due 02/10/2019 (b)	EUR	80,000	72,002
5.00% due 09/15/2014		$670,000	549,316
5.125% due 02/14/2011		220,000	208,758
5.50% due 08/27/2012		220,000	203,321
5.50% due 04/11/2013		615,000	559,696
5.85% due 07/02/2013		545,000	498,062
6.125% due 05/15/2018		645,000	584,006
6.50% due 08/19/2013		500,000	476,197
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	110,000	109,080
6.40% due 03/27/2013		60,000	70,435
Countrywide Financial Corp.
4.50% due 06/15/2010		$135,000	129,236
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	521,898
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		400,000	394,497
6.125% due 11/15/2011		435,000	425,601
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	165,272
Credit Suisse/London, EMTN
5.125% due 09/18/2017	EUR	75,000	90,071
E*Trade Financial Corp.
8.00% due 06/15/2011		$275,000	160,875
12.50% due 11/30/2017 (h)		1,000,000	655,000
ERP Operating LP
3.85% due 08/15/2026		15,000	12,083
Ford Motor Credit Company LLC
9.2025% due 04/15/2009 (b)		2,425,000	1,909,687
Fund American Companies, Inc.
5.875% due 05/15/2013		110,000	82,176
GATX Financial Corp.
5.50% due 02/15/2012		275,000	242,243
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	134,000	98,248
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	160,000	181,980

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	$198,670
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	135,000	97,318
4.80% due 05/01/2013		$2,655,000	2,529,894
5.625% due 05/01/2018		780,000	714,385
5.875% due 01/14/2038		650,000	532,137
General Electric Capital Corp., MTN
5.25% due 10/19/2012		400,000	388,408
General Electric Capital Corp., MTNA
4.25% due 09/13/2010		680,000	670,806
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	79,621
5.125% due 10/16/2014		100,000	105,288
6.15% due 04/01/2018		$1,635,000	1,333,995
6.345% due 02/15/2034		324,000	196,374
6.60% due 01/15/2012		150,000	140,158
6.75% due 10/01/2037		335,000	217,159
6.875% due 01/15/2011		635,000	613,858
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	95,264
GTB Finance BV
8.50% due 01/29/2012		$475,000	238,208
Hartford Financial Services Group, Inc.
5.375% due 03/15/2017		255,000	174,224
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015 (a)		700,000	329,000
8.875% due 04/01/2015		200,000	82,000
9.75% due 04/01/2017		100,000	32,500
HBOS PLC
5.92% due 09/29/2049 (b)(h)		400,000	201,312
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	143,715
Icahn Enterprises LP
7.125% due 02/15/2013		600,000	361,500
International Lease Finance Corp., MTN
5.30% due 05/01/2012		375,000	256,560
5.45% due 03/24/2011		500,000	353,715
6.625% due 11/15/2013		610,000	415,116
iPayment Investors LP
11.625% due 07/15/2014 (b)(h)		416,697	429,198
iPayment, Inc.
9.75% due 05/15/2014		400,000	272,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	145,154
6.25% due 01/15/2036		260,000	161,286
John Deere Capital Corp., MTN
4.95% due 12/17/2012		980,000	936,687
5.50% due 04/13/2017		130,000	116,946
JP Morgan Chase & Company
4.75% due 05/01/2013		485,000	464,237
6.25% due 01/15/2009		315,000	315,075
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	48,343
4.375% due 11/12/2019 (b)		150,000	151,506
4.375% due 01/30/2014		50,000	59,177
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$115,000	82,148

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		$245,000	$177,518
JPMorgan Chase & Company
6.00% due 01/15/2018		775,000	748,008
6.40% due 05/15/2038		380,000	372,584
JSG Funding PLC
7.75% due 04/01/2015		250,000	167,500
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	191
Local TV Finance LLC
9.25% due 06/15/2015 (h)		$175,000	70,219
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	227,996
Merrill Lynch & Co Inc, Series EMTN
4.625% due 10/02/2013	EUR	80,000	83,440
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$640,000	590,959
7.75% due 05/14/2038		410,000	377,263
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		195,000	184,362
6.875% due 04/25/2018		745,000	704,279
Merrill Lynch & Company, Inc., Series CPI
6.5318% due 03/02/2009 (b)		150,000	139,192
Metropolitan Life Global Funding
5.125% due 11/09/2011 (h)		335,000	317,481
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	87,464
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	145,106
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	46,914
6.686% due 12/31/2049 (b)(h)		$126,000	72,204
Morgan Stanley
4.00% due 01/15/2010		455,000	429,110
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	140,000	121,943
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	114,289
Morgan Stanley, MTN
6.00% due 04/28/2015		$1,640,000	1,352,970
6.625% due 04/01/2018		550,000	457,317
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		100,000	95,867
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	63,548
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		$415,468	207,734
Nexstar Finance, Inc.
7.00% due 01/15/2014		425,000	208,250
Nisource Finance Corp.
2.7231% due 11/23/2009 (b)		140,000	128,237
6.15% due 03/01/2013		215,000	180,671
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (h)		120,000	118,493
Nuveen Investments, Inc.
5.00% due 09/15/2010		275,000	104,500
10.50% due 11/15/2015 (h)		425,000	130,156

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		$1,025,000	$184,500
RBS Global, Inc.
9.50% due 08/01/2014		400,000	280,000
RWE Finance BV, EMTN
6.375% due 06/03/2013	GBP	150,000	233,445
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	65,000	76,406
SLM Corp.
5.45% due 04/25/2011		$650,000	508,945
SLM Corp., MTN
5.125% due 08/27/2012		220,000	165,783
8.45% due 06/15/2018		380,000	278,619
SLM Corp., MTN, Series A
3.675% due 07/27/2009 (b)		1,390,000	1,284,132
SLM Corp., Series CPI
6.50% due 04/01/2009 (b)		365,000	302,366
Societe Generale
6.125% due 08/20/2018	EUR	50,000	61,952
Societe Generale, EMTN
5.25% due 03/28/2013		100,000	128,240
Sovereign Capital Trust VI
7.908% due 06/13/2036		$245,000	164,150
Sun Life Financial Global Funding LP
4.4575% due 10/06/2013 (b)(h)		250,000	229,839
Teco Finance, Inc.
6.572% due 11/01/2017		37,000	28,357
7.00% due 05/01/2012		53,000	50,037
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		100,000	45,076
10.00% due 07/29/2011		100,000	43,375
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	215,000	209,366
UCI Holdco, Inc.
10.6975% due 12/15/2013		$397,910	127,331
Wells Fargo & Company
4.20% due 01/15/2010		455,000	452,675
4.875% due 01/12/2011		225,000	222,557
Wells Fargo Bank NA
4.75% due 02/09/2015		270,000	244,676
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	45,000	33,624
			41,435,108

Food & Beverages - 0.44%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	50,000	65,363
B&G Foods, Inc.
8.00% due 10/01/2011		$500,000	415,000
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	51,701
Del Monte Corp.
8.625% due 12/15/2012		$550,000	497,750
Diageo Capital PLC
7.375% due 01/15/2014		150,000	156,304
General Mills, Inc.
5.25% due 08/15/2013		440,000	427,484
General Mills, Inc., Series MTN
11.973% due 10/15/2010		275,000	299,231

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Kellogg Company
4.25% due 03/06/2013		$975,000	$931,353
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	60,082
McCormick & Company, Inc.
5.80% due 07/15/2011		$130,000	141,460
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	109,984
McDonald's Corp.
5.30% due 03/15/2017		205,000	196,107
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	45,000	33,910
Panamerican Beverages, Inc.
7.25% due 07/01/2009		$35,000	35,783
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	49,684
SABMiller PLC
6.20% due 07/01/2011 (h)		330,000	324,123
SYSCO Corp.
5.25% due 02/12/2018		110,000	102,516
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	100,000	141,228
			4,039,063

Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032		$90,000	59,914
Gas & Pipeline Utilities - 0.44%
Atmos Energy Corp.
4.00% due 10/15/2009		230,000	220,207
5.95% due 10/15/2034		40,000	26,394
Boardwalk Pipelines LLC
5.50% due 02/01/2017		305,000	250,163
Colorado Interstate Gas Company
5.95% due 03/15/2015		150,000	121,140
DCP Midstream LLC
9.70% due 12/01/2013 (h)		140,000	140,697
Duke Capital Corp.
7.50% due 10/01/2009		130,000	128,419
Duke Capital Corp., Series B
6.75% due 07/15/2018		90,000	77,774
Dynegy Holdings, Inc.
7.50% due 06/01/2015		575,000	399,625
El Paso Natural Gas Company
5.95% due 04/15/2017		99,000	75,847
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	28,000	19,562
Intergas Finance BV, Series REGS
6.375% due 05/14/2017		$100,000	55,156
Kinder Morgan Finance Company
5.70% due 01/05/2016		480,000	336,000
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	111,200
National Gas Company
6.05% due 01/15/2036 (h)		105,000	73,500
Nustar Logistics
7.65% due 04/15/2018		180,000	157,292
Piedmont Natural Gas Company
6.00% due 12/19/2033		15,000	12,430

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Praxair, Inc.
4.625% due 03/30/2015		$415,000	$392,192
5.20% due 03/15/2017		205,000	184,960
Southern California Gas Company
5.75% due 11/15/2035		230,000	203,601
Sunoco, Inc.
4.875% due 10/15/2014		30,000	24,601
5.75% due 01/15/2017		240,000	202,335
Williams Companies, Inc.
7.75% due 06/15/2031		400,000	270,000
8.125% due 03/15/2012		600,000	519,000
			4,002,095

Gold - 0.10%
Barrick Gold Financeco LLC
6.125% due 09/15/2013		965,000	912,122
Healthcare Products - 0.29%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (h)		675,000	519,750
Biomet, Inc.
11.625% due 10/15/2017		650,000	487,500
Boston Scientific Corp.
6.00% due 06/15/2011		775,000	678,125
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	63,614
5.625% due 12/13/2017		95,000	118,970
Johnson & Johnson
4.75% due 11/06/2019		50,000	63,362
Medtronic, Inc., Series B
4.375% due 09/15/2010		$145,000	143,990
4.75% due 09/15/2015		330,000	309,982
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)		200,000	130,000
8.50% due 06/01/2015		100,000	76,000
			2,591,293

Healthcare Services - 0.40%
Cardinal Health, Inc.
4.3225% due 10/02/2009 (b)		260,000	256,711
Centene Corp.
7.25% due 04/01/2014		450,000	357,750
CRC Health Corp.
10.75% due 02/01/2016		125,000	72,500
DaVita, Inc.
6.625% due 03/15/2013		525,000	464,625
7.25% due 03/15/2015		750,000	648,750
Healthsouth Corp.
10.75% due 06/15/2016		425,000	376,125
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012		363,000	228,690
US Oncology, Inc.
9.00% due 08/15/2012		125,000	104,062
10.75% due 08/15/2014		175,000	131,250
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015		100,000	77,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	460,000
WellPoint, Inc.
4.25% due 12/15/2009		40,000	37,732

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
WellPoint, Inc. (continued)
5.00% due 01/15/2011		$415,000	$383,804
			3,598,999

Holdings Companies/Conglomerates - 0.10%
ERP Operating LP
5.25% due 09/15/2014		190,000	136,813
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	67,893
Visant Corp.
7.625% due 10/01/2012		$325,000	260,000
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		600,000	439,500
			904,206

Homebuilders - 0.21%
Centex Corp.
4.55% due 11/01/2010		355,000	292,875
5.45% due 08/15/2012		60,000	39,300
5.80% due 09/15/2009		75,000	70,687
7.875% due 02/01/2011		25,000	20,250
D.R. Horton, Inc.
4.875% due 01/15/2010		470,000	430,050
6.50% due 04/15/2016		55,000	34,650
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013		400,000	306,000
Lennar Corp., Series B
5.60% due 05/31/2015		395,000	208,363
5.95% due 10/17/2011		25,000	18,000
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	59,242
NVR, Inc.
5.00% due 06/15/2010		115,000	108,159
Pulte Homes, Inc.
5.20% due 02/15/2015		325,000	204,750
Ryland Group, Inc.
5.375% due 01/15/2015		20,000	11,500
Toll Brothers, Inc.
8.25% due 02/01/2011		25,000	20,750
Toll Corp.
8.25% due 12/01/2011		100,000	82,000
			1,906,576

Hotels & Restaurants - 0.08%
Gaylord Entertainment Company
6.75% due 11/15/2014		600,000	324,000
8.00% due 11/15/2013		300,000	178,125
Harrah's Operating Company, Inc.
5.375% due 12/15/2013		300,000	60,000
5.50% due 07/01/2010		195,900	92,073
O'Charleys, Inc.
9.00% due 11/01/2013		250,000	100,000
			754,198

Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	121,989

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Household Products - 0.01%
Simmons Bedding Company
7.875% due 01/15/2014		$175,000	$72,625
Industrial Machinery - 0.05%
Manitowoc, Inc.
7.125% due 11/01/2013		100,000	80,000
10.25% due 08/15/2012		250,000	177,750
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	232,500
			490,250

Industrials - 0.05%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		150,000	140,428
WCA Waste Corp.
9.25% due 06/15/2014		400,000	320,000
			460,428

Insurance - 0.42%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		240,000	202,074
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	75,133
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013 (h)		$400,000	392,840
Highmark, Inc.
6.80% due 08/15/2013 (h)		225,000	229,164
HUB International Holdings, Inc.
9.00% due 12/15/2014 (h)		550,000	363,688
10.25% due 06/15/2015 (h)		975,000	536,250
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	49,620
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	80,372
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (h)		$135,000	63,483
New York Life Global Funding
4.625% due 08/16/2010 (h)		235,000	231,978
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	97,363
NLV Financial Corp.
7.50% due 08/15/2033 (h)		$285,000	302,040
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (h)		15,000	17,022
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	117,899
5.50% due 05/14/2009	EUR	39,000	49,426
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017		50,000	48,858
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	115,297
Principal Life Global Funding I
5.25% due 01/15/2013 (h)		190,000	178,324
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	40,521
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	49,578
RLI Corp.
5.95% due 01/15/2014		$20,000	20,677

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (h)		$95,000	$84,974
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	42,000	34,574
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		$170,000	101,259

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	54,000	75,669
USI Holdings Corp.
9.75% due 05/15/2015 (h)		$225,000	90,281
Willis North America, Inc.
6.20% due 03/28/2017		195,000	142,389
			3,790,753

International Oil - 0.34%
Gaz Capital for Gazprom
7.288% due 08/16/2037		490,000	269,500
8.625% due 04/28/2034		175,000	131,250
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	130,544
Gaz Capital SA
8.146% due 04/11/2018		$300,000	197,948
Pemex Project Funding Master Trust
4.1188% due 06/15/2010 (b)(h)		215,000	203,175
5.75% due 03/01/2018		465,000	379,579
6.25% due 08/05/2013	EUR	150,000	169,269
Petro-Canada
6.80% due 05/15/2038		$125,000	88,895
Petroleos de Venezuela SA
5.25% due 04/12/2017		235,000	92,665
5.375% due 04/12/2027		520,000	236,236
PF Export Receivables Master Trust
6.436% due 06/01/2015 (h)		54,468	51,693
Transocean, Inc.
5.25% due 03/15/2013		210,000	201,798
XTO Energy, Inc.
4.625% due 06/15/2013		525,000	473,478
5.65% due 04/01/2016		365,000	322,004
YPF SA, MTNC
10.00% due 11/02/2028		220,000	135,300
			3,083,334

Investment Companies - 0.05%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	85,797
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$290,000	153,700
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (h)		180,000	165,131
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	58,061
			462,689

Leisure Time - 0.46%
Chukchansi Economic Development Authority
6.095% due 11/15/2012 (b)(h)		$75,000	34,500
Harrah's Operating Company, Inc.
10.75% due 02/01/2016 (h)		500,000	111,250

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
International Speedway Corp.
4.20% due 04/15/2009		$90,000	$87,959
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		575,000	247,250
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)		50,000	32,500
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	37,964
Penn National Gaming, Inc.
6.75% due 03/01/2015		$425,000	280,500
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		475,000	261,250
8.25% due 03/15/2012		500,000	365,000
Pokagon Gaming Authority
10.375% due 06/15/2014 (h)		650,000	549,250
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	60,000
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (h)		800,000	360,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	256,950
Vivendi
5.75% due 04/04/2013 (h)		410,000	380,205
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,525,000	1,078,938
			4,143,516

Manufacturing - 0.26%
3M Company, MTN
5.125% due 11/06/2009		95,000	97,792
5.70% due 03/15/2037		200,000	204,526
AGY Holding Corp.
11.00% due 11/15/2014		250,000	150,000
Cooper US, Inc.
6.10% due 07/01/2017		205,000	191,235
General Dynamics Corp.
4.50% due 08/15/2010		310,000	315,671
Honeywell International, Inc.
4.25% due 03/01/2013		260,000	254,551
5.30% due 03/01/2018		235,000	225,687
Sally Holdings LLC
9.25% due 11/15/2014 (a)		425,000	320,875
10.50% due 11/15/2016		75,000	43,500
SPX Corp.
7.625% due 12/15/2014 (h)		375,000	305,625
Trinity Industries, Inc.
6.50% due 03/15/2014		350,000	287,000
			2,396,462

Medical-Hospitals - 0.52%
Community Health Systems, Inc.
8.875% due 07/15/2015		975,000	789,750
HCA, Inc.
9.25% due 11/15/2016		2,250,000	1,828,125
9.625% due 11/15/2016		125,000	90,000
Health Management Associates, Inc.
3.70% due 08/16/2020		1,194,145	796,594
6.125% due 04/15/2016		1,250,000	746,875
Symbion, Inc.
11.00% due 08/23/2015 (h)		282,180	169,308

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
United Surgical Partners International, Inc.
8.875% due 05/01/2017	$450,000	$294,750
		4,715,402

Metal & Metal Products - 0.12%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	72,000
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	1,075,000	671,875
Hawk Corp.
8.75% due 11/01/2014	331,000	335,965
		1,079,840

Mining - 0.41%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	380,625
8.375% due 04/01/2017	3,050,000	2,104,500
Placer Dome, Inc.
6.45% due 10/15/2035	315,000	231,550
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	455,000	353,669
Vale Overseas, Ltd.
6.25% due 01/23/2017	525,000	475,286
6.875% due 11/21/2036	250,000	203,647
		3,749,277

Office Furnishings & Supplies - 0.03%
Interface, Inc.
9.50% due 02/01/2014	25,000	20,000
10.375% due 02/01/2010	300,000	289,500
		309,500

Paper - 0.34%
Boise Cascade LLC
7.125% due 10/15/2014	290,000	162,400
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	74,860
8.625% due 08/15/2010	220,000	226,367
Domtar Corp.
5.375% due 12/01/2013	175,000	115,500
7.125% due 08/15/2015	450,000	306,000
9.50% due 08/01/2016	50,000	39,750
Georgia-Pacific Corp.
7.00% due 01/15/2015 (h)	475,000	361,000
7.125% due 01/15/2017 (h)	450,000	330,750
8.125% due 05/15/2011	300,000	256,500
International Paper Company
7.40% due 06/15/2014	650,000	533,189
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	53,500
NewPage Corp.
10.00% due 05/01/2012	350,000	189,000
Rock-Tenn Company
8.20% due 08/15/2011	250,000	230,000
9.25% due 03/15/2016 (h)	225,000	193,500
		3,072,316

Petroleum Services - 0.18%
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	100,000	65,000
7.75% due 05/15/2017	1,450,000	889,937

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Complete Production Services, Inc.
8.00% due 12/15/2016		$600,000	$378,000
Key Energy Services, Inc.
8.375% due 12/01/2014		225,000	156,937
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	121,812
			1,611,686

Pharmaceuticals - 0.16%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	82,989
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	186,224
Hospira, Inc.
4.95% due 06/15/2009		80,000	79,660
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	62,879
Omnicare, Inc.
6.75% due 12/15/2013		$350,000	292,250
6.875% due 12/15/2015		600,000	486,000
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		310,000	288,884
			1,478,886

Pipelines - 0.19%
Buckeye Partners LP
6.05% due 01/15/2018		140,000	121,245
TEPPCO Partners LP
5.90% due 04/15/2013		300,000	265,008
7.55% due 04/15/2038		485,000	360,478
Texas Gas Transmission LLC
5.50% due 04/01/2013 (h)		1,120,000	985,508
			1,732,239

Publishing - 0.10%
Nielsen Finance LLC
10.00% due 08/01/2014		225,000	162,000
Sun Media Corp.
7.625% due 02/15/2013		325,000	268,125
TL Acquisitions, Inc.
zero coupon, Step to 13.25% on
7/15/2009 due 07/15/2015 (h)		350,000	151,375
10.50% due 01/15/2015 (h)		225,000	121,500
Valassis Communications, Inc.
8.25% due 03/01/2015		675,000	216,000
			919,000

Railroads & Equipment - 0.23%
American Railcar Industries, Inc.
7.50% due 03/01/2014		600,000	432,000
Canadian National Railway Company
6.25% due 08/01/2034		249,000	230,950
CSX Corp.
5.75% due 03/15/2013		275,000	258,564
Greenbrier Companies, Inc.
8.375% due 05/15/2015		400,000	296,000
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012		125,000	99,375
Norfolk Southern Corp.
5.59% due 05/17/2025		30,000	24,628

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Norfolk Southern Corp. (continued)
5.75% due 04/01/2018	$95,000	$87,179
7.25% due 02/15/2031	35,000	33,146
Union Pacific Corp.
3.875% due 02/15/2009	125,000	125,079
5.70% due 08/15/2018	205,000	189,013
7.875% due 01/15/2019	280,000	296,473
		2,072,407

Real Estate - 0.39%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	32,295
6.30% due 06/01/2013	205,000	151,184
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013	60,000	43,077
6.125% due 11/01/2012	185,000	142,313
6.625% due 09/15/2011	265,000	213,409
BF Saul
7.50% due 03/01/2014	150,000	88,688
Camden Property Trust
4.375% due 01/15/2010	90,000	79,102
Developers Diversified Realty Corp.
3.875% due 01/30/2009	30,000	29,356
Duke Realty LP
6.25% due 05/15/2013	230,000	167,328
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	114,321
Felcor Lodging LP
8.50% due 06/01/2011	250,000	173,125
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	115,259
Host Marriott LP, Series Q
6.75% due 06/01/2016	1,300,000	864,500
Kimco Realty Corp., MTN
4.904% due 02/18/2015	60,000	37,553
Lennar Corp.
7.625% due 03/01/2009	125,000	121,250
Mack-Cali Realty LP
5.80% due 01/15/2016	75,000	49,710
Reckson Operating Partnership
6.00% due 03/31/2016	210,000	137,438
Regency Centers LP
5.875% due 06/15/2017	120,000	79,269
Simon Property Group LP
4.60% due 06/15/2010	235,000	206,324
5.30% due 05/30/2013	75,000	55,454
5.75% due 12/01/2015	445,000	286,091
Ventas Realty LP
6.50% due 06/01/2016	470,000	367,775
Vornado Realty LP
4.50% due 08/15/2009	35,000	33,337
		3,588,158

Retail - 0.29%
Costco Wholesale Corp.
5.30% due 03/15/2012	180,000	184,770
CVS Caremark Corp.
4.3169% due 09/10/2010 (b)	510,000	457,377
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	180,000	126,073

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Ferrellgas Escrow LLC
6.75% due 05/01/2014		$250,000	$175,000
Home Depot, Inc.
3.75% due 09/15/2009		115,000	112,091
5.20% due 03/01/2011		155,000	144,084
JC Penney Company, Inc.
9.00% due 08/01/2012		400,000	357,633
Leslie's Poolmart
7.75% due 02/01/2013		350,000	259,000
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	128,743
7.00% due 02/01/2011		200,000	138,302
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (h)		450,000	256,500
Target Corp.
5.875% due 07/15/2016		305,000	268,324
			2,607,897

Retail Grocery - 0.19%
Couche-Tard US LP
7.50% due 12/15/2013		650,000	492,375
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	57,635
6.50% due 06/15/2017		$100,000	89,650
Kroger Company
6.15% due 01/15/2020		130,000	116,367
6.80% due 04/01/2011		245,000	242,675
7.50% due 01/15/2014		105,000	106,534
8.05% due 02/01/2010		630,000	633,903
			1,739,139

Retail Trade - 0.43%
ACE Hardware Corp.
9.125% due 06/01/2016 (h)		925,000	675,250
Dollar General Corp., PIK
11.875% due 07/15/2017		375,000	300,937
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	66,831
GSC Holdings Corp.
8.00% due 10/01/2012		900,000	783,000
Home Depot, Inc.
5.40% due 03/01/2016		220,000	175,627
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (h)		625,000	265,625
10.375% due 10/15/2015		250,000	93,750
Target Corp.
7.50% due 08/15/2010		150,000	153,515
The Pantry, Inc.
7.75% due 02/15/2014		550,000	385,000
Walgreen Company
4.875% due 08/01/2013		380,000	385,904
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	204,000	313,875
6.875% due 08/10/2009		$315,000	323,943
			3,923,257

Sanitary Services - 0.37%
Allied Waste North America, Inc.
4.25% due 04/15/2034		83,000	73,974
6.875% due 06/01/2017		525,000	456,750

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services (continued)
Allied Waste North America, Inc. (continued)
7.25% due 03/15/2015	$1,550,000	$1,367,875
7.875% due 04/15/2013	425,000	397,375
Casella Waste Systems, Inc.
9.75% due 02/01/2013	750,000	652,500
Oakmont Asset Trust
4.514% due 12/22/2008 (h)	20,000	20,019
Waste Management, Inc.
6.10% due 03/15/2018	480,000	408,071
7.375% due 05/15/2029	15,000	11,845
		3,388,409

Semiconductors - 0.23%
Avago Technologies Finance
10.125% due 12/01/2013	375,000	304,219
Flextronics International, Ltd.
6.25% due 11/15/2014	125,000	92,500
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	975,000	331,500
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	200,000	41,000
National Semiconductor Corp.
6.15% due 06/15/2012	640,000	605,528
NXP BV/NXP Funding LLC
7.5025% due 10/15/2013 (b)	475,000	117,562
7.875% due 10/15/2014	350,000	105,000
Spansion LLC
11.25% due 01/15/2016 (h)	200,000	24,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	100,000	71,000
7.50% due 07/19/2010	500,000	380,000
		2,072,309

Software - 0.10%
Oracle Corp.
5.00% due 01/15/2011	710,000	708,510
Serena Software, Inc.
10.375% due 03/15/2016	125,000	69,375
SS&C Technologies, Inc.
11.75% due 12/01/2013	100,000	88,500
		866,385

Steel - 0.31%
ArcelorMittal
5.375% due 06/01/2013	1,290,000	928,136
Evraz Group SA
8.25% due 11/10/2015	200,000	88,000
8.875% due 04/24/2013	330,000	145,200
Gerdau Ameristeel Corp.
10.375% due 07/15/2011	150,000	139,500
GTL Trade Finance, Inc.
7.25% due 10/20/2017	125,000	102,820
International Steel Group, Inc.
6.50% due 04/15/2014	150,000	122,316
Metals USA Holdings Corp., PIK
9.8825% due 07/01/2012	50,000	13,750
Metals USA, Inc.
11.125% due 12/01/2015	175,000	107,625
Ryerson, Inc.
12.00% due 11/01/2015 (h)	450,000	279,000

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
Steel Capital SA for OAO Severstal
9.75% due 07/29/2013		$100,000	$42,000
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	86,100
7.375% due 11/01/2012		425,000	314,500
Tube City IMS Corp.
9.75% due 02/01/2015		450,000	225,000
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		225,000	190,688
			2,784,635

Telecommunications Equipment &
Services - 1.03%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		425,000	301,750
Citizens Communications Company
7.125% due 03/15/2019		400,000	231,000
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	121,917
Deutsche Telekom International Finance BV
8.50% due 06/15/2010		$930,000	934,825
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)		1,500,000	798,750
8.875% due 01/15/2015		140,000	70,700
Digicel, Ltd.
9.25% due 09/01/2012 (h)		775,000	573,500
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	188,375
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (h)		275,000	140,250
France Telecom SA
7.75% due 03/01/2011		570,000	579,799
GC Impsat Holdings I PLC
9.875% due 02/15/2017		600,000	342,000
GCI, Inc.
7.25% due 02/15/2014		475,000	381,188
Intelsat Corp.
9.25% due 06/15/2016 (h)		600,000	501,000
iPCS, Inc.
5.3175% due 05/01/2013 (b)(h)		425,000	297,500
6.4425% due 05/01/2014 (b)		475,000	285,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	74,820
6.00% due 03/15/2010		88,000	59,620
12.25% due 03/15/2013		375,000	215,625
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	330,000
Nortel Networks, Ltd.
9.0025% due 07/15/2011 (b)		650,000	211,250
Orascom Telecom Finance SCA
7.875% due 02/08/2014 (h)		110,000	60,500
7.875% due 02/08/2014		140,000	77,000
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	107,090
SBC Communications, Inc.
5.625% due 06/15/2016		$550,000	486,691
6.45% due 06/15/2034		355,000	285,685
Telesat Canada
11.00% due 11/01/2015 (h)		750,000	495,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
TELUS Corp.
5.95% due 04/15/2015	CAD	35,000	$26,405
Verizon Global Funding Corp.
7.25% due 12/01/2010		$110,000	111,595
7.75% due 12/01/2030		285,000	253,522
West Corp.
9.50% due 10/15/2014 (h)		425,000	225,250
Wind Acquisition Finance SA
10.75% due 12/01/2015 (h)		750,000	615,000
			9,382,607

Telephone - 1.35%
Alltel Corp.
6.50% due 11/01/2013		225,000	204,750
7.00% due 07/01/2012		1,175,000	1,104,500
AT&T Corp.
7.30 due 11/15/2011 (b)		150,000	152,357
AT&T, Inc.
4.375% due 03/15/2013	EUR	100,000	114,318
4.95% due 01/15/2013		$450,000	424,319
5.30% due 11/15/2010		125,000	124,056
6.70% due 11/15/2013		825,000	821,472
British Telecommunications PLC
5.15% due 01/15/2013		680,000	637,416
8.00% due 12/07/2016	GBP	150,000	222,768
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	111,641
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		35,000	46,847
France Telecom SA, EMTN
7.25% due 01/28/2013		205,000	280,415
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	100,000	138,473
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	54,791
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (h)		100,000	83,853
8.875% due 05/01/2016 (h)		$850,000	616,250
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		275,000	178,750
Qwest Corp.
6.0687% due 06/15/2013 (b)		125,000	87,500
7.50% due 10/01/2014		175,000	134,750
7.875% due 09/01/2011		225,000	192,375
8.875% due 03/15/2012		150,000	123,750
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	94,225
Sprint Capital Corp.
6.90% due 05/01/2019		$910,000	518,700
7.625% due 01/30/2011		945,000	680,400
8.375% due 03/15/2012		905,000	615,400
Sprint Nextel Corp.
4.1687% due 06/28/2010 (b)		105,000	73,601
6.00% due 12/01/2016		1,300,000	721,500
Telecom Italia Capital SA
4.00% due 01/15/2010		470,000	425,350
5.25% due 11/15/2013		315,000	239,400

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	90,000	$106,811
7.50 due 04/20/2011		64,000	79,642
Telefonica Emisiones SAU
5.984% due 06/20/2011		$185,000	176,947
6.221% due 07/03/2017		275,000	241,687
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	50,000	58,618
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		$225,000	191,250
Verizon Communications, Inc.
4.35% due 02/15/2013		645,000	581,877
5.25% due 04/15/2013		310,000	288,188
5.50% due 02/15/2018		350,000	291,442
6.90% due 04/15/2038		260,000	216,675
Windstream Corp.
8.125% due 08/01/2013		425,000	350,625
8.625% due 08/01/2016		325,000	253,500
Windstream Regatta Holdings
11.00% due 12/01/2017		450,000	211,500
			12,272,689

Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		425,000	114,750
Tobacco - 0.29%
Altria Group, Inc.
8.50% due 11/10/2013		815,000	818,160
9.70% due 11/10/2018		375,000	379,469
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	102,934
6.875% due 06/13/2012	GBP	49,000	72,966
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	43,822
7.25% due 06/01/2013		1,455,000	1,264,031
			2,681,382

Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	162,082
Transportation - 0.29%
Bombardier, Inc.
6.30% due 05/01/2014 (h)		575,000	434,125
6.75% due 05/01/2012 (h)		200,000	170,000
7.45% due 05/01/2034 (h)		375,000	232,500
8.00% due 11/15/2014 (h)		25,000	21,000
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	310,250
7.50% due 09/15/2017		450,000	310,500
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	246,711
6.15% due 05/01/2037		436,000	360,603
Canadian National Railway Company
6.375% due 11/15/2037		65,000	59,962
Canadian Pacific Railway Company
5.75% due 05/15/2013		340,000	318,404
FedEx Corp.
5.50% due 08/15/2009		215,000	211,857
			2,675,912

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Trucking & Freight - 0.00%
Saint Acquisition Corp.
12.50% due 05/15/2017 (h)		$300,000	$40,125
Utility Service - 0.23%
Consumers Energy Company, Series F
4.00% due 05/15/2010		225,000	218,190
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	154,019
PNM Resources, Inc.
9.25% due 05/15/2015		550,000	431,750
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	294,815
Veolia Environnement
5.25% due 06/03/2013		510,000	477,917
6.00% due 06/01/2018		430,000	369,439
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	59,493
4.875% due 05/28/2013		35,000	41,645
5.875% due 02/01/2012		30,000	37,885
			2,085,153

TOTAL CORPORATE BONDS (Cost $313,754,854)			$248,708,551

CONVERTIBLE BONDS - 0.12%
Air Travel - 0.04%
Airtran Holdings, Inc.
7.00% due 07/01/2023		$328,000	183,680
AMR Corp.
4.50% due 02/15/2024		150,000	142,680
			326,360

Auto Services - 0.02%
United Rentals North America, Inc.
1.875% due 10/15/2023		270,000	179,105
Automobiles - 0.01%
Ford Motor Company
4.25% due 12/15/2036		191,000	59,885
Cable & Television - 0.04%
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027		500,000	340,500
Coal - 0.01%
Peabody Energy Corp.
4.75% due 12/15/2066		200,000	116,656
Electronics - 0.00%
Wesco International, Inc.
2.625% due 10/15/2025		57,000	38,831
Real Estate - 0.00%
General Growth Properties LP
3.98% due 04/15/2027 (h)		54,000	3,242
TOTAL CONVERTIBLE BONDS (Cost $1,475,503)			$1,064,579

MUNICIPAL BONDS - 0.53%
Arizona - 0.04%
Salt River Project Agricultural Improvement &
Power District
5.00% due 01/01/2038		365,000	329,372

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California - 0.01%
State of California
5.25% due 04/01/2034	$100,000	$113,293
District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	30,000	25,632
Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	330,000	314,790
Georgia - 0.08%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	220,000	232,388
De Kalb County GA Water and Sewer Revenue
5.00% due 10/01/2035	325,000	303,180
Metropolitan Atlanta Rapid Transit Authority
5.00% due 07/01/2037	260,000	233,449
		769,017
Illinois - 0.03%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	245,000	232,971
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	106,386
Maryland - 0.06%
County of Baltimore MD
5.00% due 02/01/2038	200,000	190,272
State of Maryland
5.00% due 08/01/2019	335,000	353,026
		543,298
New York - 0.07%
New York City Housing Development Corp.
6.42% due 11/01/2027	120,000	119,901
New York State Urban Development Corp.
5.50% due 03/15/2018	160,000	174,909
Triborough Bridge & Tunnel Authority New York
5.00% due 11/15/2038	360,000	322,096
		616,906

North Carolina - 0.04%
Charlotte N C Water and Sewer Systems
4.75% due 07/01/2033	405,000	359,806
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	56,493
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	240,000	262,020
Texas - 0.04%
Austin Texas Independent School District
5.00% due 08/01/2033	360,000	335,826
Utah - 0.05%
Utah Transit Authority Sales Tax Revenue
4.75% due 06/15/2032	195,000	176,052
5.25% due 06/15/2038	270,000	259,049
		435,101

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	$325,000	$273,748
TOTAL MUNICIPAL BONDS (Cost $5,121,281)		$4,774,659

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.08%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (h)	350,000	305,580
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	249,754	229,647
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	655,401
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	640,000	581,008
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1068% due 02/25/2034 (b)	181,702	134,672
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1919% due 05/25/2034 (b)	90,202	65,339
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7487% due 09/25/2034 (b)	199,538	132,744
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.824% due 10/25/2034 (b)	96,192	71,012
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0909% due 11/25/2035 (b)	395,649	220,432
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.233% due 11/25/2035 (b)	211,033	142,934
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class A4
5.742% due 09/11/2042	180,000	122,440
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	2,854	2,837
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	267,639
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	530,856	497,839
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	438,661
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	69,320	65,285
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	369,496
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	175,820	168,198

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	$16,778	$15,917
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.9019% due 09/11/2038 (b)	60,000	44,418
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	37,257
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	141,929	129,884
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	345,686
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	553,722	459,868
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	50,000	33,964
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A1
5.271% due 12/12/2049	279,603	250,181
Citigroup Mortgage Loan Trust, Inc., Series
2004-UST1, Class A5
4.6872% due 08/25/2034 (b)	609,128	424,032
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (h)	285,000	214,040
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	193,654	185,493
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.23% due 09/15/2020 (b)	50,000	37,208
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	45,000	31,535
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A1
5.935% due 05/10/2012	204,768	184,341
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.2203% due 03/10/2017 (b)	1,270,000	890,020
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	112,242	98,625
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	205,793	185,858
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	242,490	217,508
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	91,176	80,946
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	422,702

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	$471,872	$466,797
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	218,560	220,756
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	165,605	9,097
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	49,875	3,536
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	71,075	1,267
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	225,547	228,120
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	865,307
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	223,844	230,583
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	56,480	56,878
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	116,836	117,498
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	409,980
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	108,652
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	443,263	453,125
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	200,388	206,505
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	124,566	126,437
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	258,917	263,214
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	791,146	809,798
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	161,899	166,965
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	253,361	251,095
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	316,019	319,449

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	$640,629	$656,627
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	449,914	460,282
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	542,971	557,147
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	218,055	224,008
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	33,575	33,454
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	8,564	7,457
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	26,139	26,092
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	158,822	163,068
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	350,000	353,829
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	26,231	1,185
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	402,867
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	49,207	49,291
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	422,944
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	283,892	290,605
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	31,696	5,834
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	434,273
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	323,209	300,731
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	50,000	46,737
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	331,046
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	40,339	41,576

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
1998-6, Class EA
zero PO due 03/16/2028	$30,985	$27,054
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	254,430	260,168
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	230,201	236,123
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	315,780	322,250
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	60,704
Government National Mortgage Association, Series
2004-1, Class 1
zero PO due 07/20/2034	216,852	183,036
Government National Mortgage Association, Series
2004-108, Class A
3.999% due 05/16/2027	220,568	219,555
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	575,036	565,864
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	54,625
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	703,167
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	128,297
Government National Mortgage Association, Series
2007-77, Class B
4.314% due 10/16/2029 (b)	375,000	370,757
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,027,057	1,016,160
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	62,543	61,584
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	780,000	731,400
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	250,000	206,270
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	120,662
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	274,303	241,085
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	32,259
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	630,000	445,069

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Mortgage Trust, Series 2005-A7, Class
3A1
5.3488% due 10/25/2035 (b)	$995,998	$698,351
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	543,923	525,199
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	263,423	247,108
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	363,048	313,289
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	498,475
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	65,000	42,860
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	181,380	158,423
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	218,162	193,679
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
6.007% due 06/15/2049 (b)	445,000	275,643
JPMorgan Chase Commercial Mortgage Security
Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	360,000	218,270
JPMorgan Mortgage Acquisition Corp., Series
2007-CH1, Class AV2
1.455% due 11/25/2036	125,011	109,197
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	475,000	428,466
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	646,840	638,172
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	406,742
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	288,966	269,651
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,292,500	887,860
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	31,946
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.9839% due 08/12/2041	485,000	340,553
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,095,000	700,943
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	495,000	320,415

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
6.0767% due 06/11/2049 (b)	$1,025,000	$674,470
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	595,803	503,055
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.8029% due 06/13/2042 (b)	200,000	158,702
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6504% due 06/13/2042 (b)	600,000	394,037
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	45,000	30,047
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	24,001	23,186
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	323,786
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	158,441	141,544
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	614,682	602,915
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5962% due 03/15/2025 (b)	10,945	12,138
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.808% due 01/25/2034 (b)	513,350	395,846
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5531% due 03/25/2035 (b)	355,557	219,772
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9307% due 03/25/2035 (b)	218,194	159,354
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0298% due 09/25/2036 (b)	1,213,397	710,606
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.665% due 10/25/2036 (b)	906,712	599,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,018,010)		$37,125,456

ASSET BACKED SECURITIES - 2.25%
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	300,000	276,274
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	425,000	407,319
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	600,000	599,495
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,187,738
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	50,317	42,883
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	302,441	299,000

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (h)	$140,000	$124,070
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (h)	275,000	268,465
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (h)	1,575,000	1,569,295
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
1.5625% due 03/20/2010 (b)(h)	325,000	320,432
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
3.6725% due 07/15/2016 (b)	40,000	21,654
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	325,000	266,861
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
1.7125% due 04/15/2013	125,000	99,093
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
2.1725% due 11/15/2012 (b)(h)	1,100,000	1,042,099
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	260,000	253,537
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	20,511	16,134
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
2.135% due 10/25/2032 (b)	10,939	9,420
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	196,743	167,297
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,039,514
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	231,839	230,955
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	232,060
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	462,367
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	709,389
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	340,000	328,041
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (h)	273,776	270,853
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	374,950	371,636
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	189,103

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	$165,000	$159,479
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	27,587	27,361
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	247,498
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	450,000	446,036
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	175,000	169,775
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (h)	240,000	226,329
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	95,561	93,717
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (h)	536,462	457,561
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (h)	17,734	14,818
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (h)	187,737	157,286
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
1.7125% due 10/15/2013 (b)	415,000	287,793
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	275,000	261,610
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 08/15/2011	175,000	167,069
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (h)	350,000	329,283
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	510,795
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	448,954
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	17,788	17,835
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	289,221
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	333,025
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	22,757	20,827
SLM Student Loan Trust, Series 2008-4, Class A2
4.585% due 07/25/2016 (b)	675,000	631,228
SLM Student Loan Trust, Series 2008-6, Class A1
3.935% due 10/27/2014	500,000	491,427

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		$4,444	$3,327
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		127,536	122,986
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		500,000	416,208
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		110,688	108,301
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013		775,000	752,667
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		850,000	833,822
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		375,000	356,186
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010		217,949	217,102
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		420,000	418,461
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012		350,000	336,059
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		180,000	118,690
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	209,338
TOTAL ASSET BACKED SECURITIES
(Cost $21,917,158)			$20,487,058

SUPRANATIONAL OBLIGATIONS - 0.34%
Supranational - 0.34%
European Investment Bank
8.75% due 08/25/2017	GBP	320,000	643,293
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	965,000	1,297,203
Inter-American Development Bank
4.40% due 01/26/2026	CAD	549,000	396,761
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	600,000	437,064
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017		445,000	309,234
			3,083,555

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,553,798)			$3,083,555

SHORT TERM INVESTMENTS - 4.59%
Bank of New York, Series CD
5.41% due 05/15/2009		$300,000	$300,579
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		23,296,306	23,296,306

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund, 2.7528%	$18,276,278	$18,169,286
TOTAL SHORT TERM INVESTMENTS
(Cost $41,766,171)		$41,766,171

REPURCHASE AGREEMENTS - 0.80%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$7,241,030 on 12/1/2008,
collateralized by $7,280,000
Federal Home Loan Bank, 2.29%
due 12/30/2008 (valued at
$7,389,200, including interest)	$7,241,000	$7,241,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,241,000)		$7,241,000
Total Investments (Spectrum Income Fund)
(Cost $1,071,444,296) - 101.80%		$925,664,848
Liabilities in Excess of Other Assets - (1.80)%		(16,354,849)
TOTAL NET ASSETS - 100.00%		$909,309,999

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.06%
Treasury Inflation Protected
Securities (d) - 2.05%
zero coupon due 11/15/2021	$100,000	$58,831
1.75% due 01/15/2028	1,483,147	1,222,670
2.00% due 01/15/2016 to 01/15/2026	5,512,300	4,635,984
2.375% due 01/15/2017	466,567	428,549
2.50% due 07/15/2016	715,103	657,057
2.625% due 07/15/2017	168,922	160,317
3.375% due 04/15/2032	382,153	405,380
3.875% due 04/15/2029	1,091,453	1,203,412
		8,772,200

U.S. Treasury Bonds - 0.51%
5.375% due 02/15/2031	110,000	136,752
6.25% due 08/15/2023	630,000	805,268
6.375% due 08/15/2027	930,000	1,257,535
		2,199,555

U.S. Treasury Notes - 0.50%
1.25% due 11/30/2010	2,150,000	2,158,733
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,945,255)		$13,130,488

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.09%
Federal Home Loan Bank - 0.16%
3.625% due 05/29/2013	650,000	662,830
Federal Home Loan Mortgage Corp. - 4.16%
5.00% due 12/01/2034	133,581	134,614
5.125% due 04/18/2011	280,000	294,739
5.45% due 07/09/2010	180,000	180,721
5.50% due 11/01/2035 to 01/01/2038	14,073,400	14,293,881

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.50% TBA **		$2,900,000	$2,942,595
			17,846,550

Federal National Mortgage
Association - 29.44%
zero coupon PO due 02/01/2019		380,000	171,498
4.50% due 04/01/2038		3,635,626	3,586,346
4.642% due 11/01/2035 (b)		232,948	232,839
5.00% due 08/01/2034 to 07/01/2038		8,046,476	8,113,013
5.00% TBA **		42,600,000	42,876,828
5.25% due 08/01/2012		220,000	220,705
5.50% due 02/01/2035 to 05/01/2038		28,196,931	28,672,335
5.50% TBA **		28,590,000	29,067,991
6.00% due 04/18/2036 to 10/01/2037		7,981,498	8,177,455
6.00% TBA **		300,000	306,352
6.25% due 02/01/2011		270,000	283,013
6.50% due 09/01/2037		81,794	84,171
6.50% due 10/01/2032 to 05/01/2037 (b)		4,221,259	4,347,584
7.50% due 07/01/2030 to 02/01/2031		8,504	8,928
8.00% due 07/01/2027 to 08/01/2027		38,567	40,732
8.80% due 01/25/2019		23,192	25,292
10.40% due 04/25/2019		5,733	6,206
			126,221,288

Government National Mortgage
Association - 2.33%
5.00% due 06/15/2033 to 08/15/2035		2,391,580	2,449,119
5.00% TBA **		700,000	705,195
6.00% due 01/15/2037		6,688,470	6,844,447
7.50% due 04/15/2022 to 10/15/2027		9,384	10,167
			10,008,928

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $149,965,200)			$154,739,596

FOREIGN GOVERNMENT OBLIGATIONS - 3.38%
Brazil - 1.51%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	633,000	404,359
6.00% due 05/15/2017		694,000	430,632
10.00% due 01/01/2012		1,093,000	425,186
10.00% due 07/01/2010		12,360,000	5,200,582
10.00% due 01/01/2010		1,000	430
			6,461,189

Indonesia - 0.21%
Republic of Indonesia
11.00% due 09/15/2025	IDR	14,993,000,000	906,201
Italy - 0.11%
Republic of Italy
5.804% due 10/25/2032		$440,000	488,789
Mexico - 0.28%
Government of Mexico
5.625% due 01/15/2017		684,000	608,760
6.75% due 09/27/2034		675,000	604,125
			1,212,885

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Russia - 0.66%
Government of Russia
7.50% due 03/31/2030	$3,406,480	$2,827,378
Turkey - 0.61%
Republic of Turkey
6.875% due 03/17/2036	3,715,000	2,600,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $18,405,173)		$14,496,942

CORPORATE BONDS - 36.89%
Aerospace - 0.10%
DRS Technologies, Inc.
6.625% due 02/01/2016	400,000	397,000
7.625% due 02/01/2018	25,000	24,812
		421,812

Air Travel - 0.41%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	140,000	94,808
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (h)	2,360,000	1,652,000
		1,746,808
Aluminum - 0.28%
Novelis, Inc.
7.25% due 02/15/2015	2,035,000	1,180,300
Auto Parts - 0.11%
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	90,000	34,200
Visteon Corp.
8.25% due 08/01/2010	556,000	172,360
12.25% due 12/31/2016 (h)	1,437,000	244,290
		450,850
Auto Services - 0.33%
Hertz Corp.
10.50% due 01/01/2016	1,670,000	668,000
Penhall International Corp.
12.00% due 08/01/2014 (h)	1,965,000	746,700
		1,414,700
Automobiles - 1.08%
Ford Motor Company
6.625% due 10/01/2028	150,000	28,500
7.45% due 07/16/2031	5,985,000	1,496,250
8.875% due 01/15/2022	90,000	19,800
8.90% due 01/15/2032	100,000	23,000
General Motors Corp.
8.25% due 07/15/2023 (a)	580,000	116,000
8.375% due 07/15/2033	13,370,000	2,941,400
		4,624,950
Banking - 1.30%
Bank of America Corp.
5.42% due 03/15/2017	1,100,000	944,752
Glitnir Banki HF
6.33% due 07/28/2011 (h)	440,000	15,400
6.375% due 09/25/2012 (h)	580,000	20,300
6.693% due 06/15/2016 (b)(h)	620,000	775
7.451% due 09/14/2049 (b)(h)	100,000	125

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Bank PLC
zero coupon due 11/01/2011	RUB	13,382,000	$433,925
HSBC Bank PLC, MTN
zero coupon due 11/01/2011		$208,835	190,567
HSBC Bank USA, BKNT
7.00% due 11/01/2011		27,312	21,582
7.00% due 11/01/2011		26,285	20,739
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(h)		786,000	395,829
6.375% due 04/30/2022 (b)		340,000	169,415
Kaupthing Bank HF
7.125% due 05/19/2016 (h)		230,000	2,300
7.625% due 02/28/2015 (h)		1,280,000	43,200
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (h)		1,130,000	581,724
7.125% due 01/14/2014		750,000	504,900
TuranAlem Finance BV
8.25% due 01/22/2037 (h)		1,490,000	581,100
8.25% due 01/22/2037		500,000	195,000
Wachovia Corp.
5.25% due 08/01/2014		1,740,000	1,438,082
			5,559,715

Broadcasting - 0.56%
News America, Inc.
5.30% due 12/15/2014		2,635,000	2,375,679
6.65% due 11/15/2037		50,000	40,092
			2,415,771

Building Materials & Construction - 0.36%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014 (a)		2,645,000	1,348,950
NTK Holdings, Inc.
10.75% due 03/01/2014		865,000	198,950
			1,547,900

Business Services - 0.44%
Affinion Group, Inc.
10.125% due 10/15/2013		425,000	291,125
11.50% due 10/15/2015		130,000	76,050
Ceridian Corp., PIK
12.25% due 11/15/2015 (h)		110,000	52,800
Electronic Data Systems Corp.
7.125% due 10/15/2009		720,000	728,327
SunGard Data Systems, Inc.
10.25% due 08/15/2015		610,000	353,800
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (h)		510,000	372,300
			1,874,402

Cable & Television - 1.25%
AT&T Broadband Corp.
8.375% due 03/15/2013		785,000	784,591
Charter Communications Holdings I LLC
11.00% due 10/01/2015		2,362,000	625,930
Charter Communications Holdings II LLC
10.25% due 10/01/2013 (a)		267,000	121,485
Charter Communications Holdings LLC
11.75 due 05/15/2011		2,000,000	420,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Charter Communications Holdings LLC (continued)
12.125 due 01/15/2012	$50,000	$21,000
Charter Communications, Inc.
10.875% due 09/15/2014	380,000	272,650
Comcast Corp.
6.50% due 01/15/2015	460,000	421,591
6.50% due 01/15/2017	230,000	207,580
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	209,375
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	312,000
8.125% due 07/15/2009	25,000	24,000
Echostar DBS Corp.
7.75% due 05/31/2015	1,030,000	757,050
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	369,719
Time Warner, Inc.
7.625% due 04/15/2031	955,000	820,957
		5,367,928

Cellular Communications - 0.18%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (h)	130,000	141,700
Rogers Wireless, Inc.
8.00% due 12/15/2012	20,000	18,400
True Move Company, Ltd.
10.75% due 12/16/2013 (h)	385,000	134,750
Vimpelcom
8.375% due 04/30/2013 (h)	880,000	484,000
		778,850

Chemicals - 0.10%
Arco Chemical Company
9.80% due 02/01/2020	75,000	24,000
Georgia Gulf Corp.
10.75% due 10/15/2016	725,000	206,625
Huntsman International LLC
7.875% due 11/15/2014	65,000	42,900
Methanex Corp.
8.75% due 08/15/2012	125,000	122,969
Montell Finance Company BV
8.10% due 03/15/2027 (h)	150,000	24,000
		420,494

Coal - 0.03%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	135,900
Commercial Services - 0.34%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	350,000	297,500
Rental Service Corp.
9.50% due 12/01/2014	2,385,000	1,168,650
		1,466,150

Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	81,200
Construction Materials - 0.01%
Nortek, Inc.
8.50% due 09/01/2014	165,000	50,325

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 0.08%
Graham Packaging Company
9.875% due 10/15/2014	$220,000	$138,600
Graphic Packaging International Corp.
9.50% due 08/15/2013	180,000	124,200
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (h)	95,000	65,075
Radnor Holdings Corp.
11.00% due 03/15/2010	125,000	156
		328,031

Crude Petroleum & Natural Gas - 0.69%
Anadarko Petroleum Corp.
3.2188% due 09/15/2009 (b)	730,000	699,698
5.95% due 09/15/2016	50,000	43,795
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	58,950
6.50% due 08/15/2017	90,000	61,425
6.875% due 01/15/2016	450,000	317,250
7.00% due 08/15/2014	200,000	152,000
7.25% due 12/15/2018	260,000	182,000
Conoco, Inc.
6.95% due 04/15/2029	1,020,000	969,916
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	52,000
OPTI Canada, Inc.
7.875% due 12/15/2014	220,000	83,600
8.25% due 12/15/2014	125,000	48,750
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	91,800
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	143,750
W&T Offshore, Inc.
8.25% due 06/15/2014 (h)	105,000	65,100
		2,970,034

Domestic Oil - 0.12%
Exco Resources, Inc.
7.25% due 01/15/2011	335,000	257,950
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	253,125
		511,075

Drugs & Health Care - 0.19%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	815,522
Educational Services - 0.18%
Education Management Corp.
10.25% due 06/01/2016	1,105,000	767,975
Electrical Utilities - 2.97%
AES Corp.
7.75% due 03/01/2014	2,813,000	2,060,522
7.75% due 10/15/2015	270,000	189,675
8.00% due 10/15/2017	2,215,000	1,528,350
9.375% due 09/15/2010	1,100,000	946,000
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	687,211
Edison Mission Energy
7.00% due 05/15/2017	280,000	210,000
7.20% due 05/15/2019	370,000	270,100

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Edison Mission Energy (continued)
7.625% due 05/15/2027	$130,000	$88,400
7.75% due 06/15/2016	140,000	109,550
Energy Future Holdings Corp.
11.25% due 11/01/2017 (h)	4,370,000	2,327,025
Exelon Corp.
5.625% due 06/15/2035	170,000	98,663
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	403,663
7.375% due 11/15/2031	675,000	555,134
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	536,717	461,040
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	164,900
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	427,193
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	479,257
TXU Corp., Series Q
6.50% due 11/15/2024	460,000	190,673
TXU Corp., Series R
6.55% due 11/15/2034	3,880,000	1,552,861
		12,750,217

Electronics - 0.13%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	508,750
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	62,250
		571,000

Energy - 0.54%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	219,450
Mirant North America LLC
7.375% due 12/31/2013	300,000	259,500
NRG Energy, Inc.
7.25% due 02/01/2014	1,150,000	937,250
7.375% due 02/01/2016	910,000	739,375
VeraSun Energy Corp.
9.375% due 06/01/2017	120,000	13,800
9.875% due 12/15/2012	250,000	143,750
		2,313,125

Financial Services - 10.25%
Aiful Corp.
5.00% due 08/10/2010 (h)	440,000	287,588
American General Finance Corp.
6.90% due 12/15/2017	280,000	111,300
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	2,650,000	2,672,263
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (h)	8,939,700	7,509,348
Citigroup, Inc.
5.00% due 09/15/2014	1,080,000	885,464
5.625% due 08/27/2012	1,090,000	971,241
5.875% due 05/29/2037	8,270,000	6,831,012
6.125% due 08/25/2036	50,000	38,134
6.875% due 03/05/2038	1,240,000	1,163,535

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Countrywide Financial Corp.
6.25% due 05/15/2016		$420,000	$387,897
Credit Suisse Nassau
6.79% due 10/29/2009 (h)	RUB	16,500,000	552,185
7.00% due 10/27/2011 (h)		5,500,000	160,611
Credit Suisse USA, Inc.
5.50% due 08/16/2011		$270,000	262,491
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)		980,000	812,879
Ford Motor Credit Company LLC
7.00% due 10/01/2013		80,000	33,665
7.375% due 10/28/2009		70,000	42,700
7.5688% due 01/13/2012 (b)		60,000	26,400
7.80% due 06/01/2012		700,000	301,916
7.875% due 06/15/2010		1,875,000	955,755
8.0688% due 06/15/2011 (b)		836,000	359,480
9.875% due 08/10/2011		725,000	348,000
12.00% due 05/15/2015		9,990,000	4,873,931
General Motors Acceptance Corp.
5.85% due 01/14/2009		350,000	292,192
8.00% due 11/01/2031		14,195,000	3,733,171
GMAC LLC
6.00% due 04/01/2011		1,945,000	691,208
Goldman Sachs Group LP
4.50% due 06/15/2010		580,000	547,591
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015		735,000	301,350
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)		1,650,000	948,804
International Lease Finance Corp.
5.875% due 05/01/2013		815,000	544,311
JPMorgan Chase & Company
6.625% due 03/15/2012		970,000	956,559
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^		775,000	77,500
6.20% due 09/26/2014 ^		290,000	29,000
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017 ^		2,620,000	262
Leucadia National Corp.
8.125% due 09/15/2015		970,000	841,475
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017		1,090,000	894,231
Morgan Stanley
4.75% due 04/01/2014		2,280,000	1,653,581
4.9525% due 10/18/2016 (b)		250,000	172,688
Residential Capital LLC
9.625% due 05/15/2015 (h)		2,544,000	260,760
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(h)		850,000	199,836
TNK-BP Finance SA
6.625% due 03/20/2017		480,000	215,789
7.50% due 07/18/2016 (h)		1,330,000	585,200
7.875% due 03/13/2018 (h)		340,000	146,200
Wells Fargo Company
5.30% due 08/26/2011		1,250,000	1,255,824
			43,935,327

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages - 0.30%
Dole Food Company, Inc.
7.25% due 06/15/2010	$230,000	$162,150
8.625% due 05/01/2009	1,200,000	1,074,000
Kroger Company
6.40% due 08/15/2017	40,000	37,681
		1,273,831

Forest Products - 0.10%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	411,455
Funeral Services - 0.02%
Service Corp. International
7.50% due 04/01/2027	30,000	18,900
7.625% due 10/01/2018	65,000	46,800
		65,700

Furniture & Fixtures - 0.15%
Norcraft Companies LP
9.00% due 11/01/2011	400,000	360,000
Norcraft Holdings Capital
9.75 due 09/01/2012	350,000	280,000
		640,000

Gas & Pipeline Utilities - 1.75%
El Paso Corp.
7.00% due 06/15/2017	1,330,000	946,951
7.375% due 12/15/2012	475,000	402,666
7.75% due 01/15/2032	5,510,000	3,471,294
7.80% due 08/01/2031	1,783,000	1,132,093
7.875% due 06/15/2012	500,000	416,555
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	391,459
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	119,995
6.30% due 02/01/2009	100,000	99,851
6.75% due 03/15/2011	100,000	96,142
7.125% due 03/15/2012	20,000	19,172
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	19,125
7.875% due 09/01/2021	275,000	209,000
8.75% due 03/15/2032	267,000	194,910
		7,519,213

Healthcare Products - 0.24%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	95,000	52,250
Biomet, Inc.
10.375% due 10/15/2017	180,000	133,200
11.625% due 10/15/2017	1,020,000	765,000
Leiner Health Products, Inc.
11.00% due 06/01/2012	500,000	25,000
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	50,000	32,500
8.50% due 06/01/2015	40,000	30,400
		1,038,350

Healthcare Services - 0.29%
DaVita, Inc.
7.25% due 03/15/2015	420,000	363,300

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012	$219,000	$137,970
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015	300,000	231,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	512,000
		1,244,270

Holdings Companies/Conglomerates - 0.08%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (h)	558,000	323,640
Leucadia National Corp.
7.125% due 03/15/2017	10,000	8,275
		331,915

Homebuilders - 0.14%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	810,000	619,650
Hotels & Restaurants - 0.05%
Buffets, Inc.
12.50% due 11/01/2014	195,000	487
CCM Merger, Inc.
8.00% due 08/01/2013 (h)	105,000	58,800
El Pollo Loco, Inc.
11.75% due 11/15/2013	95,000	70,300
Sbarro, Inc.
10.375% due 02/01/2015	170,000	95,200
		224,787

Industrial Machinery - 0.05%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	445,000	231,400
Insurance - 0.02%
American International Group, Inc., MTN
5.85% due 01/16/2018	160,000	95,012
International Oil - 1.88%
Corral Finans AB, PIK
6.2525% due 04/15/2010 (b)(h)	105,484	68,037
Gaz Capital for Gazprom
6.212% due 11/22/2016 (h)	1,070,000	620,600
6.51% due 03/07/2022 (h)	480,000	244,800
8.625% due 04/28/2034	800,000	600,000
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (h)	1,230,000	934,800
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	405,969
OAO Gazprom
9.625% due 03/01/2013	150,000	123,640
Pemex Project Funding Master Trust
6.625% due 06/15/2035	6,389,000	4,803,327
6.625% due 06/15/2035 (h)	140,000	105,254
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (h)	110,000	70,950
7.00% due 05/01/2017 (h)	130,000	80,600
		8,057,977

Leisure Time - 0.18%
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	240,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	$190,000	$62,700
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	10,550
7.625% due 01/15/2017	310,000	159,650
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	80,250
7.125% due 08/15/2014	150,000	78,750
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	20,500
Snoqualmie Entertainment Authority
6.875% due 02/01/2014 (b)(h)	45,000	26,550
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	73,200
		752,150

Manufacturing - 0.86%
Sequa Corp.
11.75% due 12/01/2015 (h)	140,000	61,600
13.50% due 12/01/2015 (h)	144,725	54,996
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	900,572
6.125% due 01/15/2009	20,000	19,964
6.375% due 10/15/2011	180,000	166,598
6.75% due 02/15/2011	360,000	347,869
Tyco International, Ltd.
6.875% due 01/15/2021	2,760,000	2,148,092
		3,699,691

Medical-Hospitals - 1.05%
Community Health Systems, Inc.
8.875% due 07/15/2015	360,000	291,600
HCA, Inc.
6.375% due 01/15/2015	265,000	152,375
7.50% due 12/15/2023	25,000	12,617
7.50% due 11/06/2033	30,000	14,700
9.125% due 11/15/2014	670,000	544,375
9.25% due 11/15/2016	1,140,000	926,250
9.625% due 11/15/2016	2,738,000	1,971,360
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	517,500
7.375% due 02/01/2013	125,000	86,250
		4,517,027

Metal & Metal Products - 0.00%
Noranda Aluminium Holding Corp.
8.345% due 11/15/2014 (b)	160,000	19,200
Mining - 0.92%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,600,000	1,104,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,117,000	2,539,071
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	600,000	312,750
		3,955,821

Office Furnishings & Supplies - 0.05%
Interface, Inc.
9.50% due 02/01/2014	100,000	80,000

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Office Furnishings & Supplies
(continued)
Interface, Inc. (continued)
10.375% due 02/01/2010	$150,000	$144,750
		224,750

Paper - 0.59%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (h)	690,000	483,000
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	9,675
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	164,700
NewPage Corp.
9.4425% due 05/01/2012 (b)	1,705,000	895,125
NewPage Holding Corp.
10.265% due 11/01/2013 (b)	1,336,604	598,130
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	132,000
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	710,000	262,700
		2,545,330

Petroleum Services - 0.40%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	730,000	592,573
Belden & Blake Corp.
8.75% due 07/15/2012	725,000	507,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	32,500
Complete Production Services, Inc.
8.00% due 12/15/2016	235,000	148,050
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	210,000	131,250
Key Energy Services, Inc.
8.375% due 12/01/2014	150,000	104,625
Pride International, Inc.
7.375% due 07/15/2014	210,000	179,025
SemGroup LP
8.75% due 11/15/2015 (h)	200,000	4,000
		1,699,523

Photography - 1.61%
Eastman Kodak Company
3.375% due 10/15/2033	4,210,000	3,483,775
7.25% due 11/15/2013	4,790,000	3,400,900
		6,884,675

Publishing - 0.25%
Dex Media West LLC
9.875% due 08/15/2013	75,000	16,500
Idearc, Inc.
8.00% due 11/15/2016	1,235,000	111,150
TL Acquisitions, Inc.
10.50% due 01/15/2015 (h)	1,740,000	939,600
		1,067,250

Railroads & Equipment - 0.20%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	103,350

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	$850,000	$624,750
7.625% due 12/01/2013	50,000	37,750
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	113,100
		878,950

Real Estate - 0.10%
Ashton Woods USA
9.50% due 10/01/2015	75,000	15,000
Forest City Enterprises, Inc.
7.625% due 06/01/2015	5,000	2,500
Realogy Corp.
10.50% due 04/15/2014	711,000	124,425
11.00% due 04/15/2014	750	114
12.375% due 04/15/2015	900,000	146,250
Ventas Realty LP
6.50% due 06/01/2016	35,000	27,388
6.75% due 04/01/2017	150,000	112,500
		428,177

Retail - 0.16%
Michaels Stores, Inc.
10.00% due 11/01/2014	800,000	252,000
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	279,225
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	140,000	146,015
		677,240

Retail Grocery - 0.01%
Kroger Company
6.15% due 01/15/2020	60,000	53,708
Retail Trade - 0.84%
American Greetings Corp.
7.375% due 06/01/2016	15,000	11,925
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	1,190,000	589,050
CVS Corp.
9.35% due 01/10/2023 (h)	1,700,000	1,525,699
CVS Pass-Through Trust
6.036% due 12/10/2028 (h)	449,209	356,591
Dollar General Corp., PIK
11.875% due 07/15/2017	350,000	280,875
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (h)	1,940,000	824,500
		3,588,640

Sanitary Services - 0.16%
Waste Management, Inc.
6.375% due 11/15/2012	730,000	686,799
Semiconductors - 0.02%
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	120,000	36,000
9.50% due 10/15/2015	25,000	4,500
Sensata Technologies B.V.
8.00% due 05/01/2014 (h)	120,000	54,000
		94,500

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Steel - 1.09%
Evraz Group SA
8.875% due 04/24/2013 (h)	$1,050,000	$456,750
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (h)	2,390,000	2,000,765
Metals USA, Inc.
11.125% due 12/01/2015	450,000	276,750
Ryerson, Inc.
12.00% due 11/01/2015 (h)	2,845,000	1,763,900
Steel Dynamics, Inc.
7.375% due 11/01/2012	110,000	81,400
Tube City IMS Corp.
9.75% due 02/01/2015	155,000	77,500
		4,657,065

Telecommunications Equipment &
Services - 0.34%
Citizens Communications Company
7.875% due 01/15/2027	200,000	98,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	373,659
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	110,000	550
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	510,000	410,550
Royal KPN NV
8.00% due 10/01/2010	580,000	577,837
		1,460,596

Telephone - 0.84%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	54,150
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	241,500
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (h)	470,000	340,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	198,900
Qwest Corp.
6.0687% due 06/15/2013 (b)	90,000	63,000
Sprint Capital Corp.
8.375% due 03/15/2012	1,750,000	1,190,000
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	360,000
Verizon Florida LLC, Series F
6.125% due 01/15/2013	295,000	268,652
Virgin Media, Inc.
9.125% due 08/15/2016	950,000	669,750
Windstream Corp.
8.625% due 08/01/2016	255,000	198,900
		3,585,602

Tobacco - 0.08%
Alliance One International, Inc.
8.50% due 05/15/2012	50,000	37,250
11.00% due 05/15/2012	390,000	319,800
		357,050

Travel Services - 0.00%
Expedia, Inc.
8.50% due 07/01/2016 (h)	30,000	18,300

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Trucking & Freight - 0.02%
Saint Acquisition Corp.
9.8988% due 05/15/2015 (b)(h)	$160,000	$18,400
12.50% due 05/15/2017 (h)	485,000	64,869
		83,269

TOTAL CORPORATE BONDS (Cost $262,254,883)		$158,189,234

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.81%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	235,339
Bear Stearns Structured Products Inc., Series
2007-EMX1, Class A1
2.395% due 03/25/2037 (b)(h)	3,679,129	3,549,256
Bear Stearns Structured Products, Inc., Series
2007-R11, Class A1A
1.995% due 09/27/2037 (b)(h)	4,542,124	4,527,636
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	261,793
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	251,146	231,963
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
1.6525% due 07/20/2046 (b)	1,936,925	690,109
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
1.6525% due 07/20/2046 (b)	1,310,316	452,203
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7053% due 04/20/2036 (b)	113,246	58,595
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	1,675,000	1,176,819
Federal Home Loan Mortgage Corp., Series 3330,
Class VA
5.00% due 06/15/2018	269,714	275,817
First Boston Mortgage Securities Corp., Series D,
Class I-O
10.965% IO due 05/25/2017	8,914	1,887
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.8125% IO due 05/17/2032	12,590,041	118,360
GMAC Mortgage Corp Loan Trust, Series
2004-AR1, Class 24A
5.058% due 06/25/2034	752,072	350,916
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 09/15/2007	343,936	300,551
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF
1.745% due 03/25/2035 (b)(h)	725,169	564,106
GSR Mortgage Loan Trust, Series 2004-7, Class
4A1
4.8436% due 06/25/2034 (b)	689,456	461,285
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
1.895% due 01/25/2032 (b)	76,211	62,967

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series 2007-7,
Class 2A1A
2.395% due 11/25/2047 (b)	$3,725,963	$1,513,441
Impac CMB Trust, Series 2003-4, Class 1A1
2.035% due 10/25/2033 (b)	45,702	26,909
IndyMac Index Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
1.695% due 08/25/2035 (b)	1,215,343	525,781
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
1.595% due 06/25/2047 (b)	3,331,249	1,353,595
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.9585% due 08/25/2037 (b)	2,463,932	994,128
Indymac Index Mortgage Loan Trust, Series
2007-AR5, Class 2A1
6.053% due 05/25/2037 (b)	1,810,075	710,958
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	1,574,173
JPMorgan Mortgage Trust, Series 2005-A6, Class
7A1
4.9627% due 08/25/2035 (b)	95,630	69,269
Luminent Mortgage Trust, Series 2006-4, Class A1A
1.585% due 05/25/2046 (b)	1,565,541	704,940
Master Adjustable Rate Mortgages Trust, Series
2007-R5, Class A1
5.6539% due 11/25/2035 (b)	1,462,227	1,420,993
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.6719% due 05/25/2047 (b)	3,941,476	1,595,845
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8449% due 01/25/2036 (b)	133,582	104,637
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
1.605% due 04/25/2046 (b)	2,494,699	992,962
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,185,694	1,086,935
Merit Securities Corp., Series 11PA, Class B2
4.74% due 09/28/2032 (b)(h)	366,943	255,645
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8409% due 05/12/2039 (b)	970,000	682,011
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3637% due 10/25/2034 (b)	598,430	308,083
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
1.585% due 09/25/2046 (b)	1,507,053	638,256
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 11/25/2036 (h)	1,873,558	1,131,087
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
6.0451% due 08/25/2035 (b)	102,553	76,565
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
1.585% due 07/25/2046 (b)	1,755,744	432,537

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
1.565% due 01/25/2046 (b)	$820,226	$812,844
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
1.50% due 05/25/2046 (b)	1,972,466	1,757,123
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
1.505% due 06/25/2046 (b)	2,139,025	2,084,056
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2157% due 09/25/2037 (b)	1,496,209	1,046,771
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2125% due 09/25/2037 (b)	1,425,825	989,200
WaMu Mortgage Pass Through Certificates, Series
2007-HY3, Class 4A1
5.3488% due 03/25/2037 (b)	1,769,275	1,079,258
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
1.665% due 12/25/2045 (b)	1,221,899	499,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $58,291,917)		$37,787,355

ASSET BACKED SECURITIES - 5.79%
ACE Securities Corp., Series 2006-GP1, Class A
1.525% due 02/25/2031 (b)	1,052,995	867,239
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
3.195% due 08/25/2032 (b)	64,352	29,609
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
4.2725% due 04/15/2033 (b)	48,343	29,723
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
1.765% due 01/25/2034 (b)	52,756	41,325
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	2,783,954	2,235,519
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,744,352	2,252,181
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE6, Class 1A1
2.645% due 08/25/2037 (b)	1,872,392	1,597,384
Countrywide Asset-Backed Certificates, Series
2007-SD1, Class A1
1.845% due 03/25/2047 (b)	559,900	408,335
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
2.645% due 06/25/2034 (b)	182,256	77,285
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2A1
2.395% due 05/25/2037 (b)(h)	1,978,281	1,805,504
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2C
2.645% due 05/25/2037 (b)(h)	2,300,000	1,167,651
EMC Mortgage Loan Trust, Series 2003-B, Class A1
1.945% due 11/25/2041 (b)(h)	214,816	196,983

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
GSAMP Trust, Series 2006-S4, Class A1
1.485% due 05/25/2036 (b)	$505,657	$192,096
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
1.525% due 06/25/2036 (b)	1,462,616	271,519
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
2.895% due 10/25/2037 (b)	3,793,818	3,273,500
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	529,753	516,230
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
1.545% due 03/25/2036 (b)	864,124	262,284
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.28% due 04/25/2024 (b)	810,000	704,700
RAAC Series, Series 2006-RP2, Class A
1.645% due 02/25/2037 (b)(h)	1,121,280	816,053
RAAC Series, Series 2007-RP3, Class A
1.775% due 10/25/2046 (b)	1,752,901	1,213,467
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
2.055% due 05/25/2033 (b)	35,713	25,822
SACO I Trust, Inc., Series 2006-5, Class 1A
1.545% due 04/25/2036 (b)	1,864,004	378,292
SACO I Trust, Inc., Series 2006-5, Class 2A3
1.575% due 05/25/2036 (b)	1,490,000	87,482
SACO I Trust, Inc., Series 2006-6, Class A
1.525% due 06/25/2036 (b)	1,335,020	239,354
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (h)	23,428	2
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
1.6257% due 02/25/2037 (b)	3,441,778	1,675,447
SLM Student Loan Trust, Series 2006-5, Class A2
3.525% due 07/25/2017 (b)	928,707	919,633
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
1.505% due 02/25/2036 (b)(h)	1,279,804	169,864
Structured Asset Securities Corp., Series
2007-TC1, Class A
1.695% due 04/25/2031 (b)(h)	3,528,391	2,359,548
Structured Asset Securities Corp., Series
2008-BC4, Class A3
3.5088% due 11/25/2037 (b)	1,135,596	995,115
TOTAL ASSET BACKED SECURITIES
(Cost $38,907,585)		$24,809,146

SUPRANATIONAL OBLIGATIONS - 0.20%
Venezuela - 0.20%
Corporacion Andina de Fomento
6.875% due 03/15/2012	916,000	876,421
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,819)		$876,421

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.00%
Household Products - 0.00%
Home Interiors & Gifts, Inc. *	674,617	$6,746
TOTAL COMMON STOCKS (Cost $183,738)		$6,746

PREFERRED STOCKS - 0.16%
Automobiles - 0.07%
General Motors Corp., Series C, 6.25%	76,275	312,727
Financial Services - 0.09%
Federal Home Loan Mortgage Corp., Series V *	121,625	69,326
Federal Home Loan Mortgage Corp., Series Z *	56,575	42,431
Federal National Mortgage Association,
Series S *	39,250	42,783
Resona Preferred Global
Securities (Cayman), Ltd. (h)(j)	440,000	221,304
		375,844
TOTAL PREFERRED STOCKS (Cost $6,827,540)		$688,571

TERM LOANS - 2.24%
Auto Services - 0.30%
Hertz Corp.
6.75% due 01/21/2012 (b)	1,987,324	1,289,553
Business Services - 0.20%
First Data Corp.
5.9263% due 10/15/2014 (b)	1,247,400	849,230
Commercial Services - 0.28%
Aramark Corp.
2.4688% due 01/31/2014 (b)	1,500,000	1,188,375
Electrical Utilities - 0.48%
Calpine Corp.
8.60% due 03/29/2009 (b)	2,977,500	2,062,333
Medical-Hospitals - 0.35%
Community Health Systems, Inc., Tranche B
7.6143% due 07/02/2014 (b)	2,017,562	1,481,332
Paper - 0.37%
Georgia Pacific
3.5175% due 12/23/2013 (b)	2,061,581	1,578,826
Semiconductors - 0.26%
Freescale Semiconductor
3.185% due 12/01/2013 (b)	1,984,848	1,135,085
TOTAL TERM LOANS (Cost $12,459,358)		$9,584,734

REPURCHASE AGREEMENTS - 9.23%
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/28/2008 at
0.18% to be repurchased at
$39,600,594 on 12/01/2008,
collateralized by $40,395,000
Federal National Mortgage
Association, 0% due 12/08/2008
(valued at $40,392,000, including
interest)	$39,600,000	$39,600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $39,600,000)		$39,600,000

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 7.84%
Bank Negara Malaysia Monetary Notes, Series 3508
zero coupon due 02/17/2009	MYR	100,000	$29,773
Bank Negara Malaysia Monetary Notes, Series 4008
zero coupon due 12/30/2008		672,000	194,359
Egypt Treasury Bills, Series 364
zero coupon due 04/21/2009	EGP	1,225,000	220,694
Federal Home Loan Bank Discount Notes
zero coupon due 05/20/2009		$8,900,000	8,849,567
Federal Home Loan Mortgage Corp.
zero coupon due 05/05/2009		9,900,000	9,846,719
Federal National Mortgage Association Discount
Notes
zero coupon due 05/05/2009		8,900,000	8,852,100
zero coupon due 12/15/2008 (m)		4,265,000	4,261,669
John Hancock Cash
Investment Trust, 1.6231% (c)(i)		1,357,268	1,357,268
TOTAL SHORT TERM INVESTMENTS
(Cost $33,612,149)			$33,612,149
Total Investments (Strategic Bond Fund)
(Cost $635,437,617) - 113.69%			$487,521,382
Liabilities in Excess of Other Assets - (13.69)%			(58,712,866)
TOTAL NET ASSETS - 100.00%			$428,808,516

Strategic Income Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.51%
U.S. Treasury Bonds - 0.92%
8.125% due 08/15/2019	$930,000	$1,303,453
9.25% due 02/15/2016	1,635,000	2,302,412
		3,605,865
U.S. Treasury Notes - 2.59%
4.25% due 08/15/2015	2,630,000	2,950,121
4.75% due 05/15/2014 (a)	3,445,000	3,948,563
4.875% due 08/15/2016	2,875,000	3,305,577
		10,204,261

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,266,271)		$13,810,126

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.07%
Federal National Mortgage
Association - 14.07%
5.00% due 01/01/2023 to 06/01/2023	9,545,012	9,659,105
5.375% due 06/12/2017 (a)	7,265,000	7,853,007
5.50% due 10/01/2036 to 09/01/2037	15,992,741	16,274,488
6.00% due 08/01/2022 to 10/01/2037	14,709,685	15,053,938
6.50% due 11/01/2036 to 08/01/2037	6,276,951	6,459,374
		55,299,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,676,106)		$55,299,912

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 17.35%
Canada - 4.31%
Province of Ontario
4.40% due 03/08/2016	CAD	4,325,000	$3,511,543
4.50% due 03/08/2015		3,085,000	2,557,276
4.75% due 06/02/2013		4,610,000	3,992,636
6.25% due 06/16/2015	NZD	3,520,000	1,992,169
6.375% due 10/12/2010		5,010,000	2,827,438
Province of Quebec
5.25% due 10/01/2013	CAD	2,370,000	2,048,726
			16,929,788

Colombia - 0.03%
Republic of Colombia
10.00% due 01/23/2012		$110,000	116,600
France - 1.42%
Government of France
4.75% due 10/25/2012	EUR	4,125,000	5,586,023
Germany - 5.91%
Bundesschatzanweisungen
4.00% due 09/10/2010		6,200,000	8,114,591
Federal Republic of Germany
3.50% due 04/12/2013		1,710,000	2,244,987
4.25% due 07/04/2018		7,150,000	9,815,703
5.00% due 07/04/2012		2,240,000	3,076,381
			23,251,662

Ireland - 2.52%
Republic of Ireland
4.50% due 10/18/2018		7,615,000	9,905,599
Mexico - 0.49%
Government of Mexico
5.625% due 01/15/2017		$520,000	462,800
5.875% due 01/15/2014		550,000	522,500
6.375% due 01/16/2013		490,000	494,900
8.125% due 12/30/2019		360,000	380,268
10.375% due 02/17/2009		80,000	81,000
			1,941,468

New Zealand - 0.28%
Government of New Zeland
6.00% due 12/15/2017	NZD	1,860,000	1,088,914
Spain - 0.97%
Kingdom of Spain
5.35% due 10/31/2011	EUR	2,840,000	3,827,959
United Kingdom - 1.42%
Government of United Kingdom
5.00% due 03/07/2012	GBP	1,635,000	2,665,648
5.00% due 03/07/2018		1,725,000	2,904,890
			5,570,538
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $74,531,840)			$68,218,551

CORPORATE BONDS - 36.94%
Advertising - 0.08%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		$1,815,000	235,950

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
Vertis, Inc.
18.50% due 10/01/2012		$300,000	$84,000
			319,950
Air Travel - 0.70%
Delta Air Lines, Inc.
6.821% due 08/10/2022		1,523,945	960,086
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		3,175,000	1,809,750
			2,769,836
Amusement & Theme Parks - 0.19%
HRP Myrtle Beach Operations LLC
7.38% due 04/01/2012 ^ (b)(h)		1,685,000	741,400
Apparel & Textiles - 0.17%
Hanesbrands, Inc., Series B
6.5081% due 12/15/2014 (b)		1,010,000	651,450
Auto Parts - 0.83%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)		2,195,000	1,097,500
11.25% due 11/01/2015 (h)		1,990,000	805,950
Tenneco Automotive, Inc.
8.625% due 11/15/2014		3,690,000	1,365,300
			3,268,750

Automobiles - 0.87%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,145,000	3,432,368
Banking - 0.40%
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,115,000	618,910
6.625% due 05/27/2010		1,700,000	955,550
			1,574,460
Broadcasting - 0.78%
Allbritton Communications Company
7.75% due 12/15/2012		$2,395,000	1,389,100
Radio One, Inc.
6.375% due 02/15/2013		225,000	76,500
8.875% due 07/01/2011		200,000	97,000
Salem Communications Corp.
7.75% due 12/15/2010		100,000	62,000
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		2,610,000	639,450
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (h)		3,110,000	793,050
			3,057,100
Building Materials & Construction - 0.19%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (h)		970,000	727,500
Business Services - 0.49%
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (h)		2,865,000	1,396,688
Vangent, Inc.
9.625% due 02/15/2015		910,000	527,800
			1,924,488

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable & Television - 1.81%
CCH II LLC / CCH I Capital Corp.
11.00% due 09/15/2010 (a)(h)		$1,200,000	$609,000
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (h)		1,912,000	869,960
Charter Communications Holdings I LLC
11.00% due 10/01/2015		990,000	262,350
11.00% due 10/01/2015		525,000	120,750
Comcast Corp.
4.95% due 06/15/2016		805,000	661,502
CSC Holdings, Inc.
8.50% due 06/15/2015 (h)		1,450,000	1,170,875
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	53,250
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	102,500
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	437,796
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,914,000	1,492,920
Time Warner Cable, Inc.
6.75% due 07/01/2018		1,515,000	1,328,415
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,790,000	24,612
			7,133,930

Cellular Communications - 1.20%
Centennial Communications Corp.
10.00% due 01/01/2013		2,735,000	2,748,675
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)		2,000,000	1,981,436
			4,730,111

Chemicals - 0.39%
American Pacific Corp.
9.00% due 02/01/2015		1,645,000	1,447,600
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	86,875
			1,534,475

Containers & Glass - 1.98%
BWAY Corp.
10.00% due 10/15/2010		2,405,000	2,068,300
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	820,000
9.50% due 08/15/2013		2,255,000	1,555,950
OI European Group BV
6.875% due 03/31/2017 (h)	EUR	410,000	375,051
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,363,000
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		1,570,000	416,050
8.375% due 07/01/2012		2,925,000	819,000
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	371,800
			7,789,151

Crude Petroleum & Natural Gas - 0.57%
Chesapeake Energy Corp.
7.25% due 12/15/2018		3,175,000	2,222,500

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 1.07%
Appalachian Power Company, Series K
5.00% due 06/01/2017		$900,000	$749,824
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (h)		1,085,000	368,900
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		900,000	781,186
Texas Competitive Electric Holdings Company LLC
10.50% due 11/01/2015 (h)		3,600,000	2,304,000
			4,203,910

Energy - 0.21%
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (h)		980,000	832,778
Financial Services - 7.41%
CIT Group, Inc.
5.00% due 02/13/2014		615,000	374,381
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,710,000	889,200
General Electric Capital Australia Funding
Property, Ltd., MTN
6.50% due 11/15/2011	AUD	2,870,000	1,701,112
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	1,982,658
Independencia International, Ltd.
9.875% due 01/31/2017 (h)		$1,820,000	723,450
9.875% due 05/15/2015 (h)		690,000	277,810
ISA Capital do Brasil SA
8.80% due 01/30/2017 (h)		470,000	374,825
Local TV Finance LLC
9.25% due 06/15/2015 (h)		240,000	96,300
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	24,700,000	17,123,069
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	455,700
Orascom Telecom Finance
7.875% due 02/08/2014 (h)		1,130,000	621,500
SLM Corp., MTN
8.45% due 06/15/2018		2,645,000	1,939,333
TAM Capital, Inc.
7.375% due 04/25/2017		1,205,000	554,300
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,264,627
Ucar Finance, Inc.
10.25% due 02/15/2012		$36,000	34,650
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	565,000	713,692
			29,126,607

Food & Beverages - 0.39%
ASG Consolidated LLC/ASG Finance, Inc.
11.50 due 11/01/2011 (h)		$615,000	525,825
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (h)		2,000,000	995,000
			1,520,825

Gas & Pipeline Utilities - 0.97%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	130,000

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (h)		$520,000	$327,600
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,150,000	1,397,500
NGPL Pipeco LLC
7.119% due 12/15/2017 (h)		935,000	772,230
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	385,987
Targa Resources Partners LP
8.25% due 07/01/2016		760,000	440,800
Williams Partners Finance Corp.
7.25% due 02/01/2017		460,000	361,100
			3,815,217

Healthcare Products - 0.66%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (h)		1,545,000	1,189,650
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,655,000	1,406,750
			2,596,400

Hotels & Restaurants - 1.33%
CCM Merger, Inc.
8.00% due 08/01/2013 (h)		4,390,000	2,458,400
Landry's Restaurants, Inc.
9.50% due 12/15/2014		3,050,000	2,760,250
			5,218,650

Household Products - 0.27%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015 (a)		2,130,000	1,001,100
9.75% due 02/15/2017 (a)(h)		200,000	75,000
			1,076,100

Housing & Urban Development - 1.20%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	5,545,000	4,733,504
Industrial Machinery - 0.43%
Manitowoc, Inc.
7.125% due 11/01/2013		$2,120,000	1,696,000
Insurance - 0.39%
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(h)		1,930,000	1,019,609
Symetra Financial Corp.
8.30% due 10/15/2037 (b)(h)		905,000	525,428
			1,545,037

Leisure Time - 5.09%
AMC Entertainment, Inc.
8.00% due 03/01/2014		2,295,000	1,445,850
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (h)		226,000	119,780
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (h)		610,000	280,600
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014		1,000,000	817,500

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (h)	$1,295,000	$168,350
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (h)	1,000,000	690,000
Greektown Holdings LLC
10.75% due 12/01/2013 (a)(h)	3,200,000	704,000
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (a)(h)	2,100,000	987,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	815,000	350,450
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	1,139,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)	1,415,000	919,750
Majestic Star Casino LLC
9.50% due 10/15/2010	1,360,000	435,200
Marquee Holdings, Inc.
9.505 due 08/15/2014	895,000	507,913
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)	2,015,000	765,700
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	256,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	264,600
7.125% due 08/15/2014 (a)	3,800,000	1,995,000
8.00% due 04/01/2012 (a)	1,785,000	1,124,550
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	750,000
9.75% due 04/01/2010 (a)	1,410,000	1,048,687
Penn National Gaming, Inc.
6.875% due 12/01/2011	100,000	90,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	575,000	316,250
Pokagon Gaming Authority
10.375% due 06/15/2014 (h)	466,000	393,770
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (h)	1,020,000	591,600
Turning Stone Resort Casino
9.125% due 09/15/2014 (h)	1,785,000	1,356,600
9.125% due 12/15/2010 (h)	1,300,000	1,079,000
Waterford Gaming LLC
8.625% due 09/15/2014 (h)	1,477,000	1,395,765
		19,994,165

Manufacturing - 0.21%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (h)	1,175,000	822,500
Medical-Hospitals - 1.00%
Community Health Systems, Inc.
8.875% due 07/15/2015	3,030,000	2,454,300
HCA, Inc.
9.125% due 11/15/2014	460,000	373,750
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,099,750
		3,927,800

Metal & Metal Products - 0.69%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	590,000	442,500

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
CII Carbon LLC
11.125% due 11/15/2015 (h)	$2,425,000	$2,279,500
		2,722,000

Mining - 0.51%
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	3,630,000	1,996,500
Paper - 0.46%
International Paper Company
7.95% due 06/15/2018	1,180,000	934,359
NewPage Corp.
10.00% due 05/01/2012	960,000	518,400
Pope & Talbot, Inc.
8.375% due 06/01/2013	500,000	625
8.375% due 06/01/2013	1,000,000	1,250
Verso Paper, Inc., Series B
9.125% due 08/01/2014	750,000	360,000
		1,814,634

Petroleum Services - 0.34%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,420,000	802,300
McMoRan Exploration Company
11.875% due 11/15/2014	735,000	532,875
		1,335,175

Publishing - 0.02%
Idearc, Inc.
8.00% due 11/15/2016	1,075,000	96,750
Railroads & Equipment - 0.08%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	316,800
Retail - 0.17%
Michaels Stores, Inc.
10.00% due 11/01/2014 (a)	2,070,000	652,050
Software - 0.44%
Oracle Corp.
5.75% due 04/15/2018	1,840,000	1,724,525
Steel - 0.05%
Steel Capital SA for OAO Severstal
9.75% due 07/29/2013	415,000	178,450
Telecommunications Equipment &
Services - 1.09%
Axtel SAB de CV
7.625% due 02/01/2017 (h)	2,275,000	1,547,000
Citizens Communications Company
7.125% due 03/15/2019	710,000	410,025
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)	1,955,000	1,041,037
West Corp.
11.00% due 10/15/2016	2,995,000	1,287,850
		4,285,912

Telephone - 1.26%
AT&T, Inc.
6.70% due 11/15/2013	1,240,000	1,234,697
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,490,000

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Sprint Capital Corp.
8.375% due 03/15/2012	$3,305,000	$2,247,400
		4,972,097

Tobacco - 0.21%
Alliance One International, Inc.
11.00% due 05/15/2012	1,005,000	824,100
Transportation - 0.34%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,125,000	709,882
PHI, Inc.
7.125% due 04/15/2013	1,000,000	610,000
		1,319,882

TOTAL CORPORATE BONDS (Cost $217,443,654)		$145,225,837

CONVERTIBLE BONDS - 0.11%
Broadcasting - 0.11%
XM Satellite Radio Holdings, Inc.
10.00% due 12/01/2009	1,100,000	409,750
TOTAL CONVERTIBLE BONDS (Cost $441,375)		$409,750

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.44%
American Home Mortgage Assets, Series 2006-6,
Class XP
1.9347% IO due 12/25/2046	20,187,485	656,093
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	14,670,103	802,271
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	2,025,847
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
1.615% due 08/25/2036 (b)	996,351	370,109
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.23% due 09/15/2020 (b)	3,405,000	2,533,854
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	2,687,355	1,284,053
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.1878% IO due 11/20/2035	12,059,573	361,787
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (h)	840,000	546,571
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (h)	985,000	643,972
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,050,000	3,957,991
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	4,850,000	4,676,636
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	5,055,000	4,823,276

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	$2,065,000	$2,016,528
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,570,400
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (h)	565,000	506,845
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4832% due 05/10/2040 (b)	6,165,000	5,082,372
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
1.755% due 10/25/2045 (b)	2,070,109	734,385
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
1.765% due 02/25/2036 (b)	1,281,899	511,674
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9138% due 07/10/2038 (b)	3,310,000	2,342,323
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.06% IO due 09/19/2035	11,747,808	159,697
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
3.329% due 12/19/2036 (b)	2,188,160	803,058
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	30,520,490	190,753
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	30,542,939	200,438
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (h)	21,829,836	136,436
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (h)	12,135	2,427
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
5.60% IO due 10/25/2036	32,017,027	739,593
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
1.5236% IO due 10/25/2036	35,352,941	286,359
Luminent Mortgage Trust, Series 2006-1, Class X
3.36% IO due 04/25/2036	9,507,071	154,490
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	1,845,577	881,841
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,527,557	776,668
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	525,000	500,165
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	360,000	329,006
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
2.00% due 10/25/2045 (b)	1,960,416	705,750

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
2.00% due 04/25/2045 (b)		$3,198,337	$991,484
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.4785% IO due 06/25/2017		66,928,659	627,456
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.4283% IO due 07/25/2047		39,737,146	360,118
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.4843% IO due 04/25/2047		29,820,004	279,563
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0298% due 09/25/2036 (b)		2,262,986	1,325,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $58,574,414)			$48,897,569

ASSET BACKED SECURITIES - 0.46%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (h)		1,475,000	907,125
Lehman XS Trust, Series 2005-5N, Class 3A2
1.755% due 11/25/2035 (b)		566,311	191,140
Lehman XS Trust, Series 2006-2N, Class 1A2
1.735% due 02/25/2046 (b)		2,189,259	709,038
TOTAL ASSET BACKED SECURITIES
(Cost $3,247,605)			$1,807,303

SUPRANATIONAL OBLIGATIONS - 3.54%
Supranational - 3.54%
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,120,000	1,730,437
7.00% due 01/18/2012	NZD	2,550,000	1,476,825
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,680,000	2,648,023
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	9,930,000	5,828,750
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	495,000	413,394
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,515,000	1,832,024
			13,929,453
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $17,499,343)			$13,929,453

COMMON STOCKS - 0.21%
Advertising - 0.00%
Vertis Holdings Inc *		325	0
Broadcasting - 0.08%
Sirius XM Radio, Inc. *		1,511,421	314,829
Containers & Glass - 0.07%
Pactiv Corp. *		10,680	266,893
Paper - 0.03%
Smurfit-Stone Container Corp. *		237,963	135,639

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR		6,978	$109,137
TOTAL COMMON STOCKS (Cost $4,558,062)			$826,498

TERM LOANS - 1.58%
Air Travel - 0.62%
Delta Airlines, Inc.
5.8313% due 04/30/2014 (b)		$2,822,114	1,382,835
US Airways Group, Inc.
5.7188% due 03/23/2014 (b)(l)		2,251,111	1,036,637
			2,419,472

Cable & Television - 0.15%
Time Warner Cable, Inc.
8.75% due 02/14/2019		620,000	609,088
Healthcare Products - 0.12%
Bausch & Lomb, Inc.
8.392% due 04/11/2015 (b)	EUR	406,925	454,958
Leisure Time - 0.26%
Great Canadian Gaming Corp.
3.675% due 02/07/2014 (b)		$1,326,375	1,021,309
Paper - 0.43%
AbitibiBowater, Inc.
11.75% due 03/30/2009		2,175,000	1,711,001
TOTAL TERM LOANS (Cost $7,817,064)			$6,215,828

OPTIONS - 0.69%
Call Options - 0.69%
Comcast Corp.
Expiration 01/16/2010 at $25.00 *		26,000,000	351,000
One Touch US Binary
Expiration 05/14/2009 at $1.00 *		2,900,000	356,990
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 02/26/2010 at $1.30 *		10,700,000	683,409
Expiration 04/20/2010 at $1.30 *		10,450,000	698,269
Over The Counter Purchase Call on the USD vs.
EUR
Expiration 02/26/2009 at $1.20 *		1,060,000	617,980
			2,707,648
TOTAL OPTIONS (Cost $1,423,551)			$2,707,648

REPURCHASE AGREEMENTS - 2.70%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$10,628,044 on 12/1/2008,
collateralized by $10,350,000
Federal Home Loan Mortgage
Corp., 3.875% due 06/29/2011
(valued at $10,841,625, including
interest)		$10,628,000	$10,628,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,628,000)			$10,628,000

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.86%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$15,154,060	$15,154,060
TOTAL SHORT TERM INVESTMENTS
(Cost $15,154,060)		$15,154,060
Total Investments (Strategic Income Fund)
(Cost $477,261,345) - 97.46%		$383,130,535
Other Assets in Excess of Liabilities - 2.54%		9,978,287
TOTAL NET ASSETS - 100.00%		$393,108,822

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 39.46%
U.S. Treasury Bonds - 15.64%
2.75% due 10/31/2013 (a)	$46,920,000	$48,778,454
4.375% due 02/15/2038	2,447,000	2,836,035
4.50% due 05/15/2038	4,000,000	4,732,188
5.25% due 11/15/2028 to 02/15/2029	9,915,000	11,985,337
5.375% due 02/15/2031	300,000	372,961
7.875% due 02/15/2021	900,000	1,262,180
		69,967,155

U.S. Treasury Notes - 23.82%
1.50% due 10/31/2010 (a)	56,000,000	56,596,092
2.00% due 09/30/2010	5,000,000	5,099,220
2.75% due 07/31/2010	2,000,000	2,064,688
3.125% due 09/30/2013 (a)	5,800,000	6,138,482
4.00% due 08/15/2018 (a)	33,586,000	36,613,980
		106,512,462
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $169,908,910)		$176,479,617

U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.21%
Federal Home Loan Bank - 0.21%
3.875% due 01/15/2010 to 06/14/2013	900,000	922,247
Federal Home Loan Mortgage Corp. - 18.39%
2.875% due 11/23/2010	4,000,000	4,031,976
3.75% due 06/28/2013	3,000,000	3,094,389
3.875% due 06/29/2011	4,000,000	4,134,160
4.125% due 09/27/2013	4,500,000	4,733,702
4.50% due 07/01/2023 to 10/01/2035	7,928,734	7,858,442
5.00% due 07/01/2035 to 03/01/2038	15,396,412	15,502,719
5.50% due 08/23/2017 to 11/01/2038	20,053,773	20,423,297
6.00% due 06/15/2011 to 10/01/2038	14,772,266	15,127,237
6.25% due 07/15/2032	150,000	182,544
6.50% due 08/01/2038	2,885,489	2,971,989
6.75% due 09/15/2029	2,100,000	2,635,328
7.00% due 11/01/2037	1,491,550	1,542,939
		82,238,722

Federal National Mortgage
Association - 26.05%
5.50% due 03/01/2022	3,606,413	3,674,456
3.25% due 04/09/2013	4,000,000	4,034,234
3.875% due 07/12/2013	4,000,000	4,159,037

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
4.00% due 07/01/2018 to 06/01/2019	$269,878	$266,398
4.375% due 10/15/2015	3,300,000	3,426,909
4.50% due 04/01/2018 to 06/01/2023	4,689,408	4,696,229
4.617% due 01/01/2035 (b)	1,023,094	1,010,331
4.825% due 04/01/2036	1,983,664	1,989,248
4.924% due 07/01/2034	2,403,674	2,404,593
5.00% due 05/01/2019 to 03/01/2037	20,775,937	20,980,125
5.038% due 09/01/2037	2,377,685	2,374,001
5.485% due 05/01/2036	576,042	594,531
5.50% due 09/01/2017 to 01/01/2037	25,856,254	26,341,240
5.68% due 04/01/2037	2,229,037	2,251,106
5.909% due 04/01/2037 (b)	2,118,916	2,142,956
6.00% due 08/01/2023 to 10/01/2037	20,029,795	20,484,280
6.125% due 03/15/2012	500,000	546,413
6.50% due 07/01/2031 to 10/01/2038	8,380,742	8,636,287
6.625% due 11/15/2030	2,000,000	2,502,681
7.00% due 10/01/2038	1,312,869	1,365,355
7.125% due 06/15/2010	2,300,000	2,462,675
7.25% due 05/15/2030	150,000	196,456
		116,539,541

Government National Mortgage
Association - 4.56%
4.50% due 06/15/2023	392,107	395,599
5.00% due 11/20/2038	3,800,000	3,815,866
5.50% due 08/15/2023 to 08/20/2038	5,875,995	5,984,733
6.00% due 07/15/2038 to 10/15/2038	7,482,200	7,654,825
6.50% due 10/20/2038	2,494,979	2,561,934
		20,412,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $216,161,631)		$220,113,467

FOREIGN GOVERNMENT OBLIGATIONS - 0.73%
Republic of Austria
5.00% due 05/19/2014 (h)	364,000	399,417
Brazil - 0.03%
Federative Republic of Brazil
6.00% due 01/17/2017	150,000	136,500
Canada - 0.46%
Government of Canada
5.20% due 02/21/2017	200,000	216,741
5.75% due 02/15/2009	200,000	201,251
Province of Manitoba
5.00% due 02/15/2012	160,000	173,187
6.50% due 01/15/2026	260,000	308,043
7.50% due 09/15/2029	405,000	560,861
Province of Ontario
2.75% due 02/22/2011	585,000	582,328
7.50% due 07/15/2023	30,000	39,550
		2,081,961

Italy - 0.11%
Republic of Italy
6.875% due 09/27/2023	400,000	489,942

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.04%
Government of Mexico
9.875% due 02/01/2010	$150,000	$161,625
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,180,403)		$3,269,445

CORPORATE BONDS - 5.00%
Aerospace - 0.04%
Boeing Company
8.75% due 09/15/2031	30,000	35,315
Northrop Grumman Corp.
7.75% due 03/01/2016	150,000	158,896
		194,211

Agriculture - 0.06%
Agrium, Inc.
6.75% due 01/15/2019	150,000	133,577
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	143,491
		277,068

Aluminum - 0.03%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	80,000	50,684
Alcoa, Inc.
5.72% due 02/23/2019	20,000	13,934
6.75% due 07/15/2018	100,000	77,316
		141,934

Automobiles - 0.04%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	186,253
Banking - 0.57%
Bank of America Corp.
5.42% due 03/15/2017	200,000	171,773
Bank One Corp.
7.875% due 08/01/2010	250,000	257,086
Kreditanstalt fuer Wiederaufbau
3.25% due 03/30/2009	150,000	150,088
4.375% due 03/15/2018	340,000	353,428
5.125% due 03/14/2016	200,000	218,647
Landwirtshaftliche Rentenbank
3.875% due 03/15/2010	360,000	365,686
5.125% due 02/01/2017	210,000	233,498
Oesterreichische Kontrollbank AG
4.875% due 02/16/2016	329,000	358,352
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	259,958
US Bank NA, BKNT
6.375% due 08/01/2011	200,000	200,452
		2,568,968

Broadcasting - 0.07%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (h)	280,000	282,655
News America, Inc.
6.65% due 11/15/2037	60,000	48,111
		330,766

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 0.04%
CRH America, Inc.
6.00% due 09/30/2016	$120,000	$80,702
8.125% due 07/15/2018	100,000	77,267
		157,969
Cable & Television - 0.13%
Comcast Cable Communications
8.875% due 05/01/2017	30,000	30,103
COX Communications, Inc.
4.625% due 01/15/2010	200,000	187,726
TCI Communications, Inc.
7.125% due 02/15/2028	35,000	28,937
Time Warner Companies, Inc.
7.25% due 10/15/2017	200,000	173,249
Time Warner, Inc.
7.625% due 04/15/2031	40,000	34,386
Viacom, Inc.
6.875% due 04/30/2036	105,000	75,902
7.875% due 07/30/2030	100,000	64,519
		594,822
Cellular Communications - 0.09%
Motorola, Inc.
8.00% due 11/01/2011	60,000	54,287
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)	330,000	326,937
		381,224
Computers & Business Equipment - 0.09%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	152,077
Dell, Inc.
4.70% due 04/15/2013 (h)	150,000	137,727
International Business Machines Corp.
6.50% due 10/15/2013	90,000	94,572
		384,376

Cosmetics & Toiletries - 0.04%
Kimberly-Clark Corp
7.50% due 11/01/2018	145,000	157,785
Crude Petroleum & Natural Gas - 0.15%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	180,000	178,994
Apache Corp.
6.00% due 09/15/2013	100,000	101,862
Petrobras International Finance Co.
8.375% due 12/10/2018	265,000	266,988
XTO Energy, Inc.
5.50% due 06/15/2018	137,000	118,485
		666,329

Domestic Oil - 0.04%
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	200,718
Electrical Utilities - 0.71%
Alabama Power Company
5.70% due 02/15/2033	30,000	25,470
Appalachian Power Company
7.00% due 04/01/2038	60,000	50,869

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	$70,000	$69,753
Constellation Energy Group, Inc.
7.60% due 04/01/2032	58,000	48,884
Dominion Resources, Inc.
5.00% due 03/15/2013	82,000	75,295
Duke Energy Carolinas LLC, Series C
7.00% due 11/15/2018	270,000	284,538
Duke Energy Corp.
5.625% due 11/30/2012	100,000	100,612
E.ON International Finance BV
5.80% due 04/30/2018 (h)	385,000	347,030
Enel Finance International SA
6.25% due 09/15/2017 (h)	144,000	125,708
Exelon Corp.
6.75% due 05/01/2011	140,000	134,300
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	205,605
Hydro Quebec, Series HY
8.40% due 01/15/2022	50,000	62,437
Hydro-Quebec
6.30% due 05/11/2011	400,000	419,428
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	69,194
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	170,000	152,416
Oncor Electric Delivery Company
7.50% due 09/01/2038 (h)	140,000	120,202
Pacific Gas & Electric Company
6.25% due 12/01/2013	180,000	178,845
Public Service Electric and Gas Company
6.33% due 11/01/2013	355,000	360,203
Scottish Power PLC
4.91% due 03/15/2010	130,000	128,321
Virginia Electric and Power Company
8.875% due 11/15/2038	190,000	206,410
		3,165,520

Financial Services - 0.99%
Allied Capital Corp.
6.625% due 07/15/2011	240,000	181,804
American Express Bank FSB, BKNT
6.00% due 09/13/2017	250,000	200,682
American Express Credit Corp., Series C
7.30% due 08/20/2013	120,000	114,775
BP Capital Markets PLC
5.25% due 11/07/2013	220,000	220,691
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	211,439
Citigroup, Inc.
5.875% due 02/22/2033	110,000	82,056
Dresdner Bank-New York
7.25% due 09/15/2015	220,000	198,226
FleetBoston Financial Corp.
6.70% due 07/15/2028	182,000	163,457
General Electric Capital Corp.
6.125% due 02/22/2011	530,000	534,468
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	200,000	200,286

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
HSBC Finance Corp.
8.00% due 07/15/2010	$150,000	$148,754
International Lease Finance Corp., MTN
5.45% due 03/24/2011	100,000	70,743
JPMorgan Chase & Co.
3.125% due 12/01/2011	350,000	350,843
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	188,904
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	120,000	113,441
Morgan Stanley
3.25% due 12/01/2011	350,000	350,898
6.75% due 04/15/2011	250,000	235,661
Morgan Stanley, MTN
6.625% due 04/01/2018	120,000	99,778
National Rural Utilities Cooperative Finance Corp
10.38% due 11/01/2018	30,000	31,926
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)	260,000	203,084
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	508,903
		4,410,819

Food & Beverages - 0.23%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	165,000	185,124
ConAgra Foods, Inc.
5.819% due 06/15/2017	25,000	21,940
9.75% due 03/01/2021	25,000	27,850
General Mills, Inc.
5.25% due 08/15/2013	110,000	106,871
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	236,215
Kroger Company
6.40% due 08/15/2017	70,000	65,942
PepsiCo, Inc.
7.90% due 11/01/2018	30,000	33,573
SABMiller PLC
6.50% due 07/15/2018 (h)	100,000	87,017
Tesco PLC
6.15% due 11/15/2037 (h)	82,000	64,968
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	208,038
		1,037,538

Gas & Pipeline Utilities - 0.14%
DCP Midstream LLC
9.70% due 12/01/2013 (h)	270,000	271,344
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	150,000	136,224
7.30% due 08/15/2033	30,000	23,286
Texas Eastern Transmission LP
6.00% due 09/15/2017 (h)	70,000	61,397
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	145,638
		637,889

Healthcare Products - 0.06%
Covidien International Finance SA
6.00% due 10/15/2017	170,000	157,501

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Johnson & Johnson
5.85% due 07/15/2038	$100,000	$103,585
		261,086

Healthcare Services - 0.01%
WellPoint, Inc.
6.375% due 06/15/2037	60,000	45,879
Holdings Companies/Conglomerates - 0.05%
General Electric Company
5.00% due 02/01/2013	250,000	245,000
Hotels & Restaurants - 0.01%
Yum! Brands, Inc.
6.25% due 03/15/2018	60,000	49,391
Industrial Machinery - 0.02%
Cameron International Corp.
7.00% due 07/15/2038	100,000	79,824
Insurance - 0.21%
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	320,000	251,008
Allstate Corp.
7.20% due 12/01/2009	400,000	398,494
AON Capital Trust A
8.205% due 01/01/2027	210,000	106,781
AXA SA
8.60% due 12/15/2030	50,000	30,834
Lincoln National Corp.
7.00% due 05/17/2066 (b)	30,000	11,808
MetLife, Inc., Series A
6.817% due 08/15/2018	140,000	122,193
		921,118

International Oil - 0.03%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	146,250
Leisure Time - 0.07%
Vivendi
5.75% due 04/04/2013 (h)	102,000	94,588
Walt Disney Company, MTN
5.625% due 09/15/2016	250,000	240,664
		335,252

Manufacturing - 0.25%
Harsco Corp.
5.75% due 05/15/2018	270,000	254,765
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	208,662
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	140,000	128,017
Stanley Works
6.15% due 10/01/2013	170,000	176,802
Tyco Electronics Group SA
6.00% due 10/01/2012	75,000	70,006
6.55% due 10/01/2017	305,000	269,204
		1,107,456

Metal & Metal Products - 0.02%
Commercial Metals Company
7.35% due 08/15/2018	140,000	98,133

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining - 0.02%
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	$110,000	$77,710
Petroleum Services - 0.09%
Noble Holding International Ltd.
7.375% due 03/15/2014	240,000	242,747
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	178,954
		421,701

Pharmaceuticals - 0.02%
AstraZeneca PLC
5.90% due 09/15/2017	70,000	69,454
Railroads & Equipment - 0.12%
Burlington Northern Santa Fe Corp.
7.00% due 02/01/2014	350,000	351,787
CSX Corp.
6.25% due 04/01/2015	205,000	191,193
		542,980

Real Estate - 0.09%
Duke Realty LP
5.95% due 02/15/2017	72,000	39,430
ProLogis
5.50% due 04/01/2012	200,000	105,724
5.625% due 11/15/2016	60,000	22,293
Realty Income Corp.
5.95% due 09/15/2016	135,000	94,623
Simon Property Group LP
5.875% due 03/01/2017	86,000	53,058
Vornado Realty LP
5.60% due 02/15/2011	100,000	90,279
		405,407

Retail Trade - 0.10%
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	100,000	76,765
Safeway, Inc.
6.35% due 08/15/2017	180,000	167,417
Target Corp.
7.50% due 08/15/2010	100,000	102,343
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	100,000	107,126
		453,651

Steel - 0.02%
ArcelorMittal
5.375% due 06/01/2013	100,000	71,948
Telecommunications Equipment &
Services - 0.12%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	100,000	94,623
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	176,979
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	249,741
		521,343

Telephone - 0.12%
AT&T, Inc.
6.30% due 01/15/2038	70,000	56,613

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
AT&T, Inc. (continued)
6.70% due 11/15/2013	$270,000	$268,845
BellSouth Corp.
6.875% due 10/15/2031	80,000	66,606
British Telecommunications PLC
5.95% due 01/15/2018	60,000	51,223
8.625% due 12/15/2030	80,000	75,133
		518,420

Tobacco - 0.11%
Altria Group, Inc.
8.50% due 11/10/2013	220,000	220,853
Philip Morris International
6.875% due 03/17/2014	270,000	272,873
		493,726

TOTAL CORPORATE BONDS (Cost $24,137,742)		$22,359,918

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.28%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	490,887
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	275,000	192,515
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025	479,748	471,960
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	145,000	92,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,643,481)		$1,247,697

ASSET BACKED SECURITIES - 0.10%
Bank of America Credit Card Trust, Series
2008-A3, Class A3
2.1725% due 08/15/2011 (b)	220,000	217,182
CNH Equipment Trust, Series 2008-B, Class A2B
2.4225% due 04/15/2011 (b)	220,000	216,816
TOTAL ASSET BACKED SECURITIES
(Cost $440,000)		$433,998

SUPRANATIONAL OBLIGATIONS - 0.36%
Supranational - 0.36%
Asian Development Bank
5.593% due 07/16/2018	110,000	126,106
European Investment Bank
4.625% due 05/15/2014	159,000	167,948
4.625% due 10/20/2015	190,000	200,559
4.875% due 01/17/2017	310,000	335,476
Inter-American Development Bank
7.375% due 01/15/2010	220,000	232,545
International Bank for Reconstruction and
Development
3.625% due 05/21/2013	200,000	209,316

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Supranational (continued)
Nordic Investment Bank
2.375% due 12/15/2011	$355,000	$355,294
		1,627,244

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,593,724)		$1,627,244

REPURCHASE AGREEMENTS - 8.69%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$38,888,162 on 12/1/2008,
collateralized by $38,890,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at
$39,667,800, including interest)	$38,888,000	$38,888,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,888,000)		$38,888,000
SHORT TERM INVESTMENTS - 19.22%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$85,945,500	$85,945,500
TOTAL SHORT TERM INVESTMENTS
(Cost $85,945,500)		$85,945,500
Total Investments (Total Bond Market Fund)
(Cost $541,899,391) - 123.05%		$550,364,886
Liabilities in Excess of Other Assets - (23.05)%		(103,100,265)
TOTAL NET ASSETS - 100.00%		$447,264,621

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.79%
Treasury Inflation Protected
Securities (d) - 0.83%
1.75% due 01/15/2028	$2,193,198	$1,808,018
1.875% due 07/15/2013	476,020	430,463
2.00% due 01/15/2016	4,629,912	4,123,154
2.625% due 07/15/2017	5,383,866	5,109,623
		11,471,258
U.S. Treasury Notes - 6.96%
2.00% due 02/28/2010 to 11/30/2013	29,300,000	29,519,367
2.125% due 04/30/2010	4,000,000	4,083,124
3.125% due 11/30/2009	11,200,000	11,459,000
3.25% due 12/31/2009	50,500,000	51,884,811
		96,946,302
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $109,580,954)		$108,417,560
U.S. GOVERNMENT AGENCY OBLIGATIONS - 111.10%
Federal Home Loan Mortgage Corp. - 14.83%
4.875% due 06/13/2018	3,400,000	3,589,821

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
4.895% due 11/01/2035 (b)		$682,480	$675,831
5.50% due 02/01/2038		7,169,494	7,281,517
5.50% TBA **		81,500,000	82,697,072
6.00% due 08/01/2026 to 08/01/2038		6,628,618	6,799,940
6.00% TBA **		101,500,000	103,688,543
5.00% due 12/14/2018		1,900,000	1,797,572
			206,530,296

Federal National Mortgage
Association - 95.81%
4.44% due 01/01/2035 (b)		440,163	435,642
4.453% due 05/01/2035 (b)		1,088,681	1,092,579
4.50% TBA **		5,000,000	4,996,875
4.51% due 07/01/2034 (b)		311,787	315,935
4.609% due 11/01/2035 (b)		568,037	565,825
4.818% due 09/01/2035 (b)		761,989	755,077
4.825% due 06/01/2035 (b)		1,656,034	1,650,815
5.00% due 03/01/2022 to 06/01/2038		51,776,594	52,186,158
5.00% TBA **		177,600,000	178,552,959
5.477% due 03/01/2035 (b)		307,457	304,500
5.50% due 02/01/2021 to 11/01/2038		298,748,452	304,231,126
5.50% TBA **		292,000,000	296,705,744
6.00% due 10/01/2026 to 10/01/2037		99,598,915	102,006,292
5.997% due 11/01/2034 (b)		600,819	603,398
6.00% TBA **		370,200,000	378,529,904
6.50% due 10/01/2036 to 05/01/2037		2,307,839	2,374,910
6.50% TBA **		8,600,000	8,839,859
			1,334,147,598

Government National Mortgage
Association - 0.31%
6.00% due 01/15/2037 to 01/15/2038		200,000	204,663
6.00% TBA **		4,000,000	4,077,188
			4,281,851

Small Business Administration - 0.15%
5.29% due 12/01/2027		2,138,265	2,151,017
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,519,691,463)		$ 1,547,110,762

FOREIGN GOVERNMENT OBLIGATIONS - 0.26%
Brazil - 0.26%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	6,400,000	2,210,756
12.50% due 01/05/2022		3,600,000	1,336,816
			3,547,572

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,582,915)			$3,547,572

CORPORATE BONDS - 34.28%
Automobiles - 0.45%
DaimlerChrysler N.A. Holding Corp., MTN
3.1688% due 03/13/2009 (b)		$6,600,000	6,293,800
Banking - 9.89%
ANZ National International, Ltd.
2.4275% due 08/07/2009 (b)(h)		8,000,000	7,991,352

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
ANZ National International, Ltd. (continued)
6.20% due 07/19/2013 (h)	$3,100,000	$2,887,083
Bank of America Corp.
2.4787% due 08/15/2016 (b)	1,100,000	952,882
8.125% due 12/29/2049 (b)	13,450,000	9,451,584
Bank of America NA, BKNT
6.00% due 10/15/2036	900,000	774,628
Bank of Ireland, Series YCD
4.7925% due 01/15/2010 (b)	13,200,000	13,127,664
Barclays Bank PLC
5.45% due 09/12/2012	23,000,000	22,921,225
6.05% due 12/04/2017 (h)	2,900,000	2,473,700
BNP Paribas
5.186% due 06/29/2049 (b)(h)	7,600,000	4,878,987
Credit Agricole SA
2.1962% due 05/28/2009 (b)(h)	2,400,000	2,388,466
2.2462% due 05/28/2010 (b)(h)	2,700,000	2,662,910
Deutsche Bank AG
6.00% due 09/01/2017	4,600,000	4,415,222
DnB NORBank ASA
4.8888% due 10/13/2009 (b)(h)	2,400,000	2,404,330
Export-Import Bank of Korea
2.9006% due 06/01/2009 (b)	3,400,000	3,383,554
HSBC Bank USA, BKNT
2.9569% due 06/10/2009 (b)	900,000	889,270
HSBC Finance Corp.
4.4788% due 10/21/2009 (b)	1,700,000	1,583,140
HSBC Finance Corp., MTN
2.9537% due 12/05/2008 (b)	1,600,000	1,599,888
HSBC Holdings PLC
6.50% due 05/02/2036	900,000	756,004
6.50% due 09/15/2037	1,200,000	1,005,323
ICICI Bank, Ltd.
5.29% due 01/12/2010 (b)(h)	3,800,000	2,926,000
National Australia Bank, Ltd.
2.8581% due 09/11/2009 (b)(h)	2,500,000	2,498,997
5.35% due 06/12/2013 (h)	2,600,000	2,454,998
Residential Capital LLC
5.2531% due 05/22/2009 (b)	3,100,000	635,500
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(h)	6,800,000	3,749,289
7.648% due 08/31/2049 (b)	5,000,000	2,596,030
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(h)	5,600,000	4,203,897
Santander US Debt SA Unipersonal
2.8738% due 11/20/2009 (b)(h)	4,700,000	4,629,754
State Street Capital Trust III
8.25% due 12/29/2049 (b)	2,900,000	2,423,675
State Street Capital Trust IV
3.8188% due 06/01/2067 (b)	400,000	224,640
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)(h)	5,200,000	3,907,176
UBS AG/Stamford Branch, MTN
3.7787% due 05/05/2010 (b)	300,000	299,354
5.75% due 04/25/2018	1,900,000	1,612,042
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	2,100,000	1,823,892
USB Capital IX
6.189% due 03/29/2049 (b)	300,000	156,000

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wachovia Bank NA, BKNT
2.2175% due 05/25/2010 (b)	$11,000,000	$10,429,386
Wachovia Corp.
4.8825% due 10/15/2011 (b)	1,100,000	964,086
5.75% due 02/01/2018	6,200,000	5,587,744
		137,669,672

Biotechnology - 0.65%
Amgen, Inc.
6.15% due 06/01/2018	9,100,000	8,997,134
Building Materials & Construction - 0.19%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (a)(b)(h)	5,500,000	2,685,595
Cable & Television - 0.11%
Comcast Corp.
5.875% due 02/15/2018	700,000	594,411
6.45% due 03/15/2037	700,000	549,967
Time Warner, Inc.
2.405% due 11/13/2009 (b)	400,000	373,156
		1,517,534

Chemicals - 0.10%
Rohm & Haas Company
6.00% due 09/15/2017	1,500,000	1,392,406
Computers & Business Equipment - 0.32%
Dell, Inc.
4.70% due 04/15/2013 (h)	4,800,000	4,407,259
Crude Petroleum & Natural Gas - 0.28%
Anadarko Petroleum Corp.
3.2188% due 09/15/2009 (b)	4,000,000	3,833,960
Financial Services - 18.18%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	2,500,000	2,361,223
American Express Bank FSB
5.50% due 04/16/2013	3,500,000	3,102,264
American Express Bank FSB, BKNT
1.5125% due 10/20/2009 (b)	2,600,000	2,465,510
6.00% due 09/13/2017	200,000	160,546
American Express Centurion Bank, BKNT
1.4588% due 09/22/2009 (b)	400,000	379,700
1.5588% due 06/12/2009 (b)	3,100,000	2,990,114
1.5575% due 07/13/2010 (b)	300,000	270,530
6.00% due 09/13/2017	200,000	160,546
American Express Company
7.00% due 03/19/2018	2,700,000	2,402,891
American Express Credit Corp., MTN
1.8275% due 11/09/2009 (b)	2,000,000	1,776,148
2.91% due 03/02/2009 (b)	2,300,000	2,226,513
5.875% due 05/02/2013	2,300,000	2,067,840
American General Finance Corp.
6.90% due 12/15/2017	3,300,000	1,311,750
American Honda Finance Corp., MTN
2.8744% due 03/09/2009 (b)(h)	3,900,000	3,898,545
Bear Stearns Companies, Inc.
6.95% due 08/10/2012	4,100,000	4,127,868
7.625% due 12/07/2009	2,800,000	2,809,526
Bear Stearns Companies, Inc., MTN
2.2625% due 08/21/2009 (b)	4,800,000	4,693,781

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bear Stearns Companies, Inc., MTN (continued)
2.3563% due 05/18/2010 (b)		$4,600,000	$4,393,713
4.905% due 07/16/2009 (b)		900,000	886,274
Bear Stearns Companies, Inc., Series B, MTN
3.8519% due 03/30/2009 (b)		2,500,000	2,478,322
Bear Stearns Companies, Inc., Series E, MTN
5.316% due 09/26/2013 (b)	EUR	3,600,000	4,189,146
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(h)		$1,700,000	829,889
Caelus Re, Ltd.
8.4462% due 06/07/2011 (b)(h)		1,200,000	1,138,800
Calabash Re, Ltd.
11.2188% due 01/08/2010 (b)(h)		2,200,000	2,149,180
CIT Group, Inc.
3.615% due 01/30/2009 (b)		1,300,000	1,287,044
3.765% due 04/27/2011 (b)		400,000	283,553
CIT Group, Inc., MTN
2.2688% due 08/17/2009 (b)		2,300,000	2,063,360
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		4,400,000	2,654,168
Citigroup Funding, Inc., MTN
1.3987% due 04/23/2009 (b)		2,000,000	1,969,242
2.805% due 12/08/2008 (b)		400,000	399,944
3.4763% due 06/26/2009 (b)		2,100,000	2,049,638
Citigroup Global Markets Holdings, Inc., Series A,
MTN
2.9162% due 03/17/2009 (b)		2,400,000	2,381,342
Citigroup, Inc.
3.505% due 01/30/2009 (b)		1,100,000	1,095,445
3.7988% due 12/28/2009 (b)		1,400,000	1,336,030
3.8088% due 12/26/2008 (b)		4,100,000	4,100,262
5.30% due 10/17/2012		800,000	730,194
5.50% due 08/27/2012		2,100,000	1,940,788
5.50% due 04/11/2013		8,800,000	8,008,660
5.85% due 07/02/2013		600,000	548,325
6.00% due 08/15/2017		900,000	817,132
6.125% due 08/25/2036		3,500,000	2,669,383
8.40% due 04/29/2049 (b)		22,000,000	12,980,000
Countrywide Financial Corp.
5.80% due 06/07/2012		3,200,000	3,037,702
Countrywide Home Loan
4.00% due 03/22/2011		600,000	560,278
Ford Motor Credit Company LLC
5.70% due 01/15/2010		400,000	231,948
5.80% due 01/12/2009		700,000	623,792
7.25% due 10/25/2011		100,000	44,231
7.375% due 10/28/2009		2,100,000	1,281,000
7.375% due 02/01/2011		100,000	45,688
7.875% due 06/15/2010		300,000	152,921
8.625% due 11/01/2010		100,000	50,009
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(h)	EUR	9,900,000	6,948,183
6.375% due 11/15/2067 (b)		$4,100,000	2,622,815
General Electric Capital Corp., MTN
2.2188% due 08/15/2011 (b)		4,300,000	3,812,930
3.565% due 10/26/2009 (b)		800,000	778,450
4.2475% due 01/05/2009 (b)		100,000	99,970
4.5725% due 01/20/2010 (b)		2,400,000	2,295,794

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Electric Capital Corp., Series A, MTN
2.9388% due 12/15/2009 (b)	$8,500,000	$8,227,830
GMAC LLC
6.00% due 12/15/2011	400,000	142,492
Goldman Sachs Group, Inc.
3.30% due 06/23/2009 (b)	1,700,000	1,654,964
5.625% due 01/15/2017	2,000,000	1,495,042
6.15% due 04/01/2018	8,300,000	6,771,962
6.25% due 09/01/2017	5,400,000	4,453,175
Goldman Sachs Group, Inc., MTN
2.2287% due 11/16/2009 (b)	1,100,000	1,042,256
3.25% due 12/23/2008 (b)	400,000	399,006
Goldman Sachs Group, Inc., Series B, MTN
3.2938% due 12/22/2008 (b)	5,900,000	5,886,259
4.1638% due 07/23/2009 (b)	1,100,000	1,069,892
HBOS Treasury Services PLC, MTN
4.59% due 07/17/2009 (b)(h)	3,900,000	3,892,996
International Lease Finance Corp., MTN
2.3731% due 05/24/2010 (b)	18,700,000	13,307,593
JPMorgan Chase & Company
6.00% due 01/15/2018	2,300,000	2,219,896
JPMorgan Chase & Company, MTN
2.5463% due 05/07/2010 (b)	3,900,000	3,769,627
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	3,900,000	3,619,278
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	400,000	289,778
KeyBank NA, BKNT
5.0606% due 06/02/2010 (b)	4,400,000	4,229,676
Korea Development Bank
2.9275% due 04/03/2010 (b)	9,900,000	9,553,906
Lehman Brothers Holdings, Inc., MTN
4.7013% due 12/23/2010 ^ (b)	10,000,000	900,000
5.3744% due 11/24/2008 ^ (b)	1,200,000	108,000
5.415% due 12/23/2008 ^ (b)	400,000	36,000
5.46% due 11/16/2009 ^ (b)	4,100,000	369,000
5.50% due 05/25/2010 ^ (b)	800,000	72,000
5.5163% due 08/21/2009 ^ (b)	2,300,000	207,000
5.5981% due 04/03/2009 ^ (b)	1,300,000	117,000
6.875% due 05/02/2018 ^	1,100,000	110,000
Longpoint Re, Ltd.
8.0688% due 05/08/2010 (b)(h)	1,200,000	1,175,880
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	3,100,000	2,844,749
Merrill Lynch & Company, Inc., MTN
2.2225% due 08/14/2009 (b)	2,300,000	2,177,385
2.4375% due 05/08/2009 (b)	2,700,000	2,622,475
3.735% due 07/25/2011 (b)	3,200,000	2,615,306
6.05% due 08/15/2012	900,000	854,403
6.875% due 04/25/2018	7,600,000	7,184,591
Merrill Lynch & Company, Inc., Series B, MTN
3.555% due 01/30/2009 (b)	3,200,000	3,165,338
Morgan Stanley
6.25% due 08/28/2017	800,000	654,393
Morgan Stanley, MTN
4.2325% due 05/14/2010 (b)	5,000,000	4,649,885
4.8425% due 01/15/2010 (b)	2,400,000	2,220,480
Morgan Stanley, Series F, MTN
2.5563% due 05/07/2009 (b)	2,900,000	2,837,377

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Morgan Stanley, Series G, MTN
2.4975% due 02/09/2009 (b)		$7,200,000	$7,102,800
Mystic Re, Ltd.
12.6819% due 06/07/2011 (b)(h)		700,000	679,350
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009		900,000	886,680
SLM Corp., MTN
4.495% due 11/15/2011 (b)	EUR	400,000	338,461
5.585% due 10/25/2011 (b)		$200,000	135,000
SLM Corp., MTN, Series A
3.675% due 07/27/2009 (b)		10,500,000	9,700,278
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)		1,600,000	1,141,983
TNK-BP Finance SA
6.125% due 03/20/2012 (h)		500,000	270,000
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (h)		1,000,000	570,000
Wells Fargo & Company
2.9188% due 09/15/2009 (b)		1,500,000	1,484,169
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (h)		1,100,000	656,282
			253,082,733

Food & Beverages - 0.37%
General Mills, Inc.
4.1887% due 01/22/2010 (b)		2,100,000	1,931,460
Kraft Foods, Inc.
6.125% due 02/01/2018		2,500,000	2,320,574
6.875% due 02/01/2038		1,100,000	964,182
			5,216,216

Gas & Pipeline Utilities - 0.17%
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)		2,600,000	2,422,293
Insurance - 1.39%
American International Group, Inc., MTN
3.3038% due 03/20/2012		4,200,000	2,619,410
MetLife, Inc.
6.40% due 12/15/2036 (b)		900,000	485,775
Metropolitan Life Global Funding I, MTN
2.1888% due 05/17/2010 (b)(h)		5,000,000	4,452,725
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (h)		1,900,000	1,800,495
Pricoa Global Funding I
3.565% due 01/30/2012 (b)(h)		3,200,000	2,403,245
3.9688% due 09/27/2013 (b)(h)		2,700,000	1,776,127
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,200,000	2,030,156
5.55% due 04/27/2015		3,500,000	3,253,491
Residential Reinsurance 2007, Ltd., Series CL2
12.9319% due 06/07/2010 (b)(h)		600,000	589,500
			19,410,924

International Oil - 0.02%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (h)		500,000	290,000
Manufacturing - 0.23%
Siemens Financieringsmaatschappij NV
2.1825% due 08/14/2009 (b)(h)		3,200,000	3,200,227

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.14%
AstraZeneca PLC
5.90% due 09/15/2017	$1,000,000	$992,202
6.45% due 09/15/2037	1,000,000	955,544
		1,947,746

Retail - 1.00%
Home Depot, Inc.
3.75% due 09/15/2009	14,300,000	13,938,239
Telecommunications Equipment &
Services - 0.42%
Verizon Communications, Inc.
4.20% due 04/03/2009 (b)	5,900,000	5,853,596
Telephone - 0.27%
AT&T, Inc.
2.9588% due 02/05/2010 (b)	1,400,000	1,334,153
Telecom Italia Capital SA
5.1125% due 07/18/2011 (b)	3,200,000	2,480,774
		3,814,927

Tobacco - 0.10%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,600,000	1,435,320
TOTAL CORPORATE BONDS (Cost $570,700,253)		$477,409,581

MUNICIPAL BONDS - 1.69%
California - 0.78%
Los Angeles Unified School District, California,
Series A-1
4.50% due 07/01/2023	5,000,000	4,628,050
San Diego Tobacco Settlement Revenue Funding
Corp.
7.125% due 06/01/2032	1,550,000	1,436,974
State of California
5.00% due 11/01/2037	4,700,000	3,945,650
Tobacco Securitization Authority South California
Tobacco Settlement, Series A1-SNR
5.125% due 06/01/2046	1,500,000	834,975
		10,845,649

Illinois - 0.39%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021	100,000	96,419
6.899% due 12/01/2040	2,700,000	2,567,430
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	300,000	289,257
6.899% due 12/01/2040	2,600,000	2,472,340
		5,425,446

Iowa - 0.07%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	1,070,000	936,154
Nevada - 0.01%
Truckee Meadows Nevada Water Authority, Water
Revenue, Series A
5.00% due 07/01/2036	200,000	167,768

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Pennsylvania - 0.08%
Pennsylvania Higher Educational Facilties
Authority, Facilities Authority Revenue
8.193% due 07/15/2013 (b)	$2,300,000	$1,175,783
West Virginia - 0.20%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	3,250,000	2,737,475
Wisconsin - 0.16%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	2,420,000	2,286,827
TOTAL MUNICIPAL BONDS (Cost $26,756,711)		$23,575,102

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.91%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 (b)	248,754	143,704
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1
5.0576% due 11/25/2034 (b)	3,675,107	3,360,485
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7889% due 11/25/2034 (b)	1,223,009	814,504
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4955% due 09/25/2036 (b)	1,154,079	769,355
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331% due 02/11/2044	400,000	269,411
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	4,300,000	2,907,949
Bear Stearns Commercial Mortgage Securities,
Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	1,000,000	677,667
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
1.465% due 02/25/2037 (b)	2,728,348	2,326,764
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	1,092,248	879,204
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	509,822	406,484
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	2,900,000	1,918,706
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
3.479% due 12/25/2035 (b)	11,797,265	5,760,300
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
1.675% due 02/25/2037 (b)	6,866,967	2,739,282
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7919% due 11/25/2034 (b)	2,337,431	1,291,594
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.731% due 02/20/2035 (b)	4,230,996	2,397,389

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	$595,871	$316,116
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.8467% due 03/15/2039 (b)	300,000	195,124
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
1.485% due 12/25/2037 (b)(h)	3,730,774	3,422,799
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	745,699	708,315
Deutsche ALT-A Securities, Inc. Alternate Loan
Trust, Series 2007-AR1, Class A3B
1.465% due 01/25/2047 (b)	1,694,461	1,498,264
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3346, Class FA
1.6525% due 02/15/2019 (b)	14,476,267	13,988,153
Federal Home Loan Mortgage Corp., Series
2002-2539, Class TE
5.00% due 12/15/2026	977,392	977,500
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
1.5725% due 10/15/2020 (b)	20,968,564	20,205,365
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
1.5725% due 07/15/2019 (b)	3,401,525	3,286,643
Federal Home Loan Mortgage Corp., Series 2637,
Class F
1.8225% due 06/15/2018 (b)	297,974	287,376
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024	2,116,403	2,141,526
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
1.7225% due 05/15/2036 (b)	1,635,125	1,564,106
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
1.5725% due 08/15/2019 (b)	15,452,496	14,912,407
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
3.8643% due 02/25/2045 (b)	199,832	178,362
Federal National Mortgage Association, REMIC,
Series 2007-73, Class A1
1.455% due 07/25/2037 (b)	3,952,119	3,596,886
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017	473,840	481,419
Federal National Mortgage Association, Series
2003-37, Class HY
5.00% due 12/25/2016	7,937,013	8,048,174
Federal National Mortgage Association, Series
2003-W6, Class F
1.745% due 09/25/2042 (b)	1,884,267	1,852,495
Federal National Mortgage Association, Series
2005-120, Class NF
1.495% due 01/25/2021 (b)	13,307,423	13,022,982
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027	1,528,886	1,547,321

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6651% due 02/25/2036 (b)	$433,182	$457,329
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
1.475% due 10/25/2046 (b)	1,839,486	1,464,753
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
1.475% due 01/25/2047 (b)	2,059,001	1,887,993
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	1,400,000	903,241
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
2.2675% due 03/06/2020 (b)(h)	2,934,388	2,156,785
GS Mortgage Securities Corp II, Series
2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	3,100,000	1,921,612
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2479% due 11/25/2035 (b)	2,910,222	2,058,241
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
1.485% due 11/25/2046 (b)	1,079,163	976,921
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class ASB
6.0071% due 06/15/2049 (b)	100,000	71,052
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,000,000	613,401
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	400,000	242,038
JPMorgan Chase Commercial Mortgage Security
Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	3,000,000	1,818,915
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0246% due 02/25/2035 (b)	1,839,235	1,315,227
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026	100,303	99,340
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	1,009,312	956,809
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
1.8625% due 12/15/2030 (b)	4,821,805	3,871,314
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
4.2588% due 10/25/2035 (b)	557,733	420,839
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
3.5087% due 11/25/2035 (b)	308,836	225,612
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
1.605% due 02/25/2036 (b)	1,105,335	608,161
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	2,000,000	1,276,836

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-IQ16, Class
A4
5.809% due 12/12/2049	$200,000	$128,697
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
1.483% due 10/15/2020 (b)(h)	717,003	530,552
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
1.7238% due 07/19/2035 (b)	2,282,903	1,581,787
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
1.675% due 02/25/2036 (b)	658,168	284,525
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR2, Class 2A1
1.525% due 03/25/2037 (b)	3,407,324	1,253,207
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
1.515% due 08/25/2036 (b)	4,132,423	3,416,505
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
1.505% due 11/25/2011 (b)	1,600,866	1,327,060
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
1.5125% due 08/11/2018 (b)(h)	8,165,327	6,146,370
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509% due 04/15/2047	1,400,000	868,943
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
1.5025% due 06/15/2020 (b)(h)	3,221,791	2,241,258
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
3.865% due 11/25/2042 (b)	251,957	206,990
Washington Mutual, Inc., Series 2001-7, Class A
3.8747% due 05/25/2041 (b)	204,416	176,988
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
1.665% due 12/26/2045 (b)	3,329,628	1,450,382
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.949% due 01/25/2035 (b)	3,207,497	2,375,917
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,450,721	1,590,108
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $200,713,480)		$165,819,839

ASSET BACKED SECURITIES - 5.75%
Access Group, Inc., Series 2008-1, Class A
4.835% due 10/27/2025 (b)	11,300,000	10,389,141
ACE Securities Corp., Series 2006-ASP5, Class
A2A
1.475% due 10/25/2036 (b)	473,641	450,747
Argent Securities, Inc., Series 2006-M2, Class A2A
1.445% due 09/25/2036 (b)	183,162	178,973
BA Credit Card Trust, Series 2008-A5, Class A5
2.6225% due 12/16/2013 (b)	13,800,000	12,237,237
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
1.485% due 06/25/2047 (b)	1,100,494	965,133

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series
2007-HE1, Class 21A1
1.455% due 01/25/2037 (b)	$2,752,139	$2,388,860
BNC Mortgage Loan Trust, Series 2007-2, Class A2
1.495% due 05/25/2037 (b)	2,046,025	1,671,204
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
1.715% due 10/25/2035 (b)	1,641,309	1,496,004
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A1
5.956% due 07/25/2036 (b)	963,030	964,043
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
1.4925% due 10/01/2036 (b)(h)	33,498	26,755
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
1.445% due 11/25/2036 (b)	60,750	60,078
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
1.505% due 10/25/2046 (b)	846,680	788,846
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
1.445% due 12/25/2046 (b)	244,713	237,032
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
1.445% due 03/25/2047 (b)	440,793	424,531
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
1.445% due 03/25/2037 (b)	1,431,762	1,375,859
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
1.455% due 03/25/2037 (b)	901,957	867,882
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
1.445% due 07/25/2037 (b)	7,280,965	6,494,786
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
1.445% due 11/25/2036 (b)	1,663,357	1,496,112
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
1.455% due 06/25/2036 (b)	1,616,557	1,558,562
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
1.435% due 01/25/2038 (b)	2,409,580	2,214,451
Fremont Home Loan Trust, Series 2006-3, Class
2A1
1.465% due 02/25/2037 (b)	335,090	323,871
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	4,483,761	4,216,824
GSAMP Trust, Series 2006-FM2, Class A2A
1.465% due 09/25/2036 (b)	671,791	638,908
GSAMP Trust, Series 2007-FM1, Class A2A
1.465% due 12/25/2036 (b)	1,633,232	1,406,085
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
1.495% due 11/25/2030 (b)	5,459	5,379
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-1, Class A
1.7425% due 01/20/2034 (b)	2,559,479	1,788,112

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
1.455% due 12/25/2036 (b)	$6,109,529	$5,599,385
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
1.445% due 12/25/2036 (b)	665,129	580,447
JPMorgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
3.276% due 11/25/2036 (b)	254,364	232,550
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
1.445% due 08/25/2036 (b)	359,773	337,890
JPMorgan Mortgage Acquisition Corp., Series
2007-HE1, Class AV1
1.455% due 04/25/2009 (b)	2,125,004	1,740,834
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
1.5025% due 09/15/2021 (b)(h)	288,494	177,798
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
1.675% due 10/25/2034 (b)	58,753	35,793
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
1.475% due 05/25/2037 (b)	1,401,304	1,221,763
Morgan Stanley Asset Backed Securities Capital I,
Series 2006-NC5, Class A2A
1.435% due 10/25/2036 (b)	453,179	423,421
Morgan Stanley Asset Backed Securities Capital I,
Series 2007-HE1, Class A2A
1.445% due 11/25/2036 (b)	1,985,855	1,859,319
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
1.445% due 01/25/2037 (b)	1,233,256	1,166,291
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
1.707% due 08/25/2034 (b)	2,285,399	1,657,669
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
1.475% due 10/25/2036 (b)	975,703	897,032
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
1.465% due 11/25/2036 (b)	1,410,301	1,349,593
Residential Asset Securities Corp., Series
2006-KS8, Class A1
1.455% due 10/25/2036 (b)	588,934	576,065
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
1.465% due 11/25/2036 (b)	677,516	649,262
Saxon Asset Securities Trust, Series 2006-3, Class
A1
1.455% due 10/25/2046 (b)	350,430	334,593
SBI Heloc Trust, Series 2006-1A, Class 1A2A
1.565% due 08/25/2036 (b)(h)	712,039	678,150
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
1.455% due 12/25/2036 (b)	1,283,597	1,140,001
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
1.445% due 10/25/2036 (b)	61,772	61,088

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
1.455% due 01/25/2038 (b)	$3,122,761	$2,638,828
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.0336% due 10/25/2035 (b)(h)	1,473,628	910,478
Structured Asset Securities Corp., Series
2006-BC3, Class A2
1.445% due 10/25/2036 (b)	1,227,200	1,132,735
TOTAL ASSET BACKED SECURITIES
(Cost $89,684,581)		$80,066,400

PREFERRED STOCKS - 4.49%
Banking - 4.48%
Bank of America Corp., 8.00%	12,550,000	8,715,674
Bank of America Corp., Series L, 7.25%	9,000	5,445,000
Wachovia Corp., 7.98%	57,600,000	41,344,704
Wachovia Corp., Series L, 7.50%	11,000	6,897,000
		62,402,378

Insurance - 0.01%
American International Group, Inc., 8.50%	6,200	50,902
TOTAL PREFERRED STOCKS (Cost $82,718,338)		$62,453,280

TERM LOANS - 0.50%
Cable & Television - 0.11%
Cablevision Systems Corp.
4.5688% due 02/24/2013 (b)	1,867,366	1,544,816
Financial Services - 0.30%
Chrysler Financial
6.82% due 08/03/2012 (b)	7,920,000	4,184,397
Semiconductors - 0.09%
Sensata Technologies, Inc.
5.115% due 04/27/2013 (b)	1,969,773	1,221,260
TOTAL TERM LOANS (Cost $11,382,331)		$6,950,473

OPTIONS - 1.48%
Call Options - 1.48%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	270,700,000	5,561,044
Expiration 12/15/2008 at $3.15 *	34,200,000	702,577
Expiration 02/02/2009 at $3.15 *	111,000,000	2,348,338
Expiration 08/03/2009 at $3.45 *	26,000,000	648,339
Expiration 08/03/2009 at $3.45 *	158,800,000	3,959,853
Expiration 08/03/2009 at $3.45 *	23,800,000	593,479
Expiration 02/02/2009 at $3.50 *	129,700,000	3,562,185
Expiration 07/02/2009 at $3.60 *	20,700,000	572,326
Expiration 08/03/2009 at $3.85 *	86,600,000	2,716,936
		20,665,077
TOTAL OPTIONS (Cost $8,747,592)		$20,665,077

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.70%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 11/28/2008 at 0.35% to be
repurchased at $40,101,170 on
12/01/2008, collateralized by
$37,920,000 Federal Home Loan
Mortgage Corp., 4.875% due
11/15/2013 (valued at
$40,953,600, including interest)	$40,100,000	$40,100,000
Repurchase Agreement with State Street
Corp. dated 11/28/2008 at 0.05% to be
repurchased at $11,465,048 on 12/1/2008,
collateralized by $11,770,000 Federal
National Mortgage Association, 5.55% due
07/10/2028 (valued at $11,696,438,
including interest)	11,465,000	11,465,000
TOTAL REPURCHASE AGREEMENTS
(Cost $51,565,000)		$51,565,000

SHORT TERM INVESTMENTS - 1.55%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$1,312,500	$1,312,500
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	5,000,000	4,131,805
U.S. Treasury Bills
zero coupon due 12/04/2008 to
03/05/2009	16,190,000	16,185,759
TOTAL SHORT TERM INVESTMENTS
(Cost $22,272,131)		$21,630,064
Total Investments (Total Return Fund)
(Cost $2,699,395,749) - 184.50%		$2,569,210,710
Liabilities in Excess of Other Assets - (84.50)%		(1,176,708,767)
TOTAL NET ASSETS - 100.00%		$1,392,501,943

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
2.00%, due 02/28/2010	$12,200,000	$12,370,605
2.125%, due 04/30/2010	11,500,000	$11,738,982
2.375%, due 08/31/2010	27,700,000	$28,411,973
2.875%, due 01/31/2013	12,000,000	$12,745,308
3.125%, due 11/30/2009	11,200,000	$11,459,000
3.25%, due 12/31/2009	53,700,000	$55,172,561
3.50%, due 02/15/2010	4,900,000	$5,068,437
TOTAL U.S. TREASURY
NOTES (Proceeds $135,056,861)		$136,966,866
Total Securities Sold Short (Total Return Fund)
(Proceeds $135,056,861)		$136,966,866

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.81%
Treasury Inflation Protected
Securities (d) - 6.30%
0.875% due 04/15/2010	$3,996,369	$3,715,688
1.375% due 07/15/2018	1,268,400	1,135,912
1.75% due 01/15/2028	783,353	645,776
2.00% due 01/15/2026	2,634,879	2,204,035
2.375% due 01/15/2027	1,714,363	1,538,507
		9,239,918

U.S. Treasury Bonds - 0.36%
7.125% due 02/15/2023	140,000	190,947
8.875% due 02/15/2019	230,000	335,494
		526,441

U.S. Treasury Notes - 2.15%
4.00% due 08/31/2009 to 08/15/2018	3,060,000	3,155,396
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,468,241)		$12,921,755

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.89%
Federal Home Loan Mortgage Corp. - 14.04%
5.00% due 08/01/2035	13,849,659	13,952,450
5.00% TBA **	3,000,000	3,015,936
5.50% due 11/01/2035	855,548	869,317
5.868% due 01/01/2037	1,926,154	1,940,497
6.00% due 10/01/2010 to 12/01/2028	355,066	365,624
6.50% due 12/01/2010	1,169	1,194
7.00% due 02/01/2011 to 06/01/2032	399,733	417,122
9.00% due 10/01/2017	4,908	5,331
9.50% due 08/01/2020	18,977	21,994
11.75% due 12/01/2013	676	717
12.00% due 07/01/2020	4,531	5,134
		20,595,316

Federal National Mortgage
Association - 65.45%
4.75% due 11/19/2012	4,520,000	4,790,078
5.00% due 12/01/2019 to 07/01/2038	12,445,578	12,609,234
5.00% TBA **	19,500,000	19,629,492
5.50% due 03/15/2011 to 08/01/2037	24,633,384	25,102,283
5.50% TBA **	15,400,000	15,658,720
5.743% due 08/01/2037 (b)	1,739,213	1,757,999
6.00% due 02/01/2037	5,470,398	5,600,106
6.00% TBA **	1,660,000	1,695,145
6.335% due 07/01/2037 (b)	1,983,768	2,014,589
6.50% due 02/01/2026 to 10/01/2037	4,272,445	4,409,397
6.5118% due 02/17/2009 (b)	1,544,000	1,526,630
7.00% due 07/01/2022 to 01/01/2034	560,771	586,118
7.50% due 09/01/2029 to 02/01/2031	106,562	111,861
8.00% due 06/01/2017 to 03/01/2033	250,858	265,608
8.50% due 08/01/2019	87,674	95,622
8.75% due 08/01/2009 to 12/01/2009	2,454	2,478
9.00% due 05/01/2021	4,312	4,626
11.50% due 09/01/2013 to 04/01/2019	18,631	21,174
12.00% due 01/01/2013 to 04/01/2016	51,873	59,362
12.50% due 01/01/2013 to 09/01/2015	16,411	18,528
13.50% due 11/01/2014	11,280	12,709
		95,971,759

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 0.40%
6.50% due 02/15/2034 to 09/15/2034	$303,760	$312,529
7.50% due 03/15/2026 to 12/15/2027	131,947	142,861
8.50% due 06/15/2025	116,766	129,043
11.00% due 09/15/2015	560	647
		585,080

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $114,783,582)		$117,152,155

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.24%
American Home Mortgage Assets, Series 2006-3,
Class 3A12
3.4488% due 10/25/2046 (b)	1,052,802	440,009
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
2.5519% due 06/25/2046 (b)	385,284	371,682
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.4253% due 11/25/2034 (b)	530,058	292,971
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	360,000	281,615
Bear Stearns Structured Products, Inc., Series
2007-R11, Class A1A
1.995% due 09/27/2037 (b)(h)	1,797,921	1,792,186
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	1,740,000	1,151,223
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
3.4987% due 07/25/2035 (b)	427,542	187,605
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
2.8019% due 11/20/2035 (b)	325,001	139,637
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
2.6619% due 08/25/2046 (b)	1,189,511	446,243
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.055% due 07/25/2036 (b)	1,300,415	451,011
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
2.6819% due 06/25/2046 (b)	737,699	312,221
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
1.6525% due 07/20/2046 (b)	1,269,020	452,140
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
1.6525% due 07/20/2046 (b)	1,310,316	452,203
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
3.5487% due 02/25/2036 (b)	1,000,000	237,120
Countrywide Home Loans, Series 2006-OA5, Class
1A1
3.4588% due 03/25/2036 (b)	549,329	236,455
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,010,000	742,692

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	$240,246	$241,806
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	5,000,000	4,811,147
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
3.4787% due 03/25/2045 (b)	493,797	462,850
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.83% due 01/25/2043 (b)	696,025	616,735
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
4.548% due 06/19/2045 (b)	426,129	183,901
Impac CMB Trust, Series 2004-5, Class 1A1
2.8319% due 10/25/2034 (b)	789,043	463,350
Impac Secured Assets Corp., Series 2005-2,
Class A1
1.715% due 03/25/2036 (b)	839,055	399,466
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	460,000	323,975
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	1,950,000	1,195,998
Luminent Mortgage Trust, Series 2006-4, Class A1A
1.585% due 05/25/2046 (b)	1,025,699	461,857
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.5859% due 12/25/2034 (b)	69,008	36,636
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.6719% due 05/25/2047 (b)	1,677,224	679,083
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.8409% due 05/12/2039 (b)	750,000	527,328
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
2.5419% due 06/25/2036 (b)	494,211	406,231
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
1.585% due 09/25/2046 (b)	987,379	418,168
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.045% due 12/25/2035 (b)	1,150,315	451,613
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
2.6819% due 08/25/2036 (b)	1,422,459	566,347
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
3.4588% due 12/25/2035 (b)	1,617,358	1,609,540
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
1.50% due 05/25/2046 (b)	1,292,306	1,151,219
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
1.505% due 06/25/2046 (b)	1,401,430	1,365,416
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2157% due 09/25/2037 (b)	631,213	441,607

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2125% due 09/25/2037 (b)	$602,920	$418,290
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
1.665% due 12/25/2045 (b)	800,554	327,423
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
3.6188% due 10/25/2045 (b)	548,123	194,964
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
3.5487% due 07/25/2045 (b)	777,762	345,662
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
1.525% due 08/25/2036 (b)	706,813	663,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,473,636)		$26,750,985

ASSET BACKED SECURITIES - 10.66%
ACE Securities Corp., Series 2006-GP1, Class A
1.525% due 02/25/2031 (b)	689,894	568,191
ACE Securities Corp., Series 2006-SL3, Class A1
2.5719% due 06/25/2036 (b)	771,690	165,563
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
2.9519% due 06/25/2034 (b)	173,194	143,748
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
3.9588% due 10/25/2031 (b)	583,503	532,892
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.6019% due 07/25/2036 (b)(h)	300,290	264,659
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
3.7987% due 04/25/2032 (b)	302,923	244,553
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
4.8775% due 02/15/2034 (b)	698,715	438,351
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
1.6425% due 11/15/2035 (b)	245,021	132,232
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
4.70% due 07/15/2036 (b)	825,213	397,451
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
1.6825% due 07/25/2036 (b)(h)	750,911	225,273
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
1.6825% due 07/25/2036 (b)(h)	866,228	259,868
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
5.11% due 08/15/2037 (b)	1,363,155	832,965
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
2.7319% due 05/25/2036 (b)(h)	677,655	562,454
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
2.6819% due 11/25/2036 (b)	1,537,689	604,449

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
GSAA Home Equity Trust, Series 2005-5, Class A4
2.7419% due 02/25/2035 (b)	$317,297	$257,011
GSAMP Trust, Series 2006-S4, Class A1
1.485% due 05/25/2036 (b)	505,657	192,096
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
1.525% due 06/25/2036 (b)	958,266	177,892
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	1,574,762
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
2.7519% due 09/25/2035 (b)	480,482	429,915
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
2.895% due 10/25/2037 (b)	1,558,258	1,363,959
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
1.545% due 03/25/2036 (b)	566,150	171,841
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.28% due 04/25/2024 (b)	320,000	278,400
SACO I Trust, Inc., Series 2006-6, Class A
1.525% due 06/25/2036 (b)	874,668	156,818
SACO I Trust, Inc., Series 2006-7, Class A1
2.6019% due 07/25/2036 (b)	927,553	158,921
SLM Student Loan Trust, Series 2006-5, Class A2
3.525% due 07/25/2017 (b)	608,463	602,518
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
1.505% due 02/25/2036 (b)(h)	844,368	112,070
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
2.7319% due 03/25/2036 (b)(h)	976,297	659,836
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
3.4288% due 05/25/2037 (b)	2,300,000	1,442,451
Washington Mutual, Inc., Series 2007-HE3, Class
2A4
3.5487% due 05/25/2037 (b)	1,200,000	246,051
Lehman XS Trust, Series 2006-2N, Class 1A1
2.7319% due 02/25/2046 (b)	1,064,039	436,020
Lehman XS Trust, Series 2006-GP3, Class 3A1A
2.5419% due 06/25/2046 (b)	741,067	670,938
Lehman XS Trust, Series 2006-GP4, Class 3A1A
3.3287% due 08/25/2046 (b)	841,890	638,830
RAAC Series, Series 2006-RP3, Class A
2.7313% due 05/25/2036 (b)(h)	939,141	694,574
TOTAL ASSET BACKED SECURITIES
(Cost $28,231,778)		$15,637,552

PREFERRED STOCKS - 0.03%
Financial Services - 0.03%
Federal Home Loan Mortgage Corp., Series Z *	23,775	17,831
Federal National Mortgage Association,
Series S *	17,050	18,585
		36,416

TOTAL PREFERRED STOCKS (Cost $1,020,625)		$36,416

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.32%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 11/28/2008 at 0.17% to be
repurchased at $4,897,069 on
12/01/2008, collateralized by
$5,008,000 Federal Home Loan
Bank, zero coupon due 12/31/2008
(valued at $4,994,929, including
interest)	$4,897,000	$4,897,000
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/28/2008 at 0.18% to
be repurchased at $7,303,110 on
12/01/2008, collateralized by $7,451,000
Federal National Mortgage Association,
zero coupon due 12/31/2008 (valued at
$7,449,060, including interest)	7,303,000	7,303,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,200,000)		$12,200,000
Total Investments (U.S. Government Securities Fund)
(Cost $211,177,862) - 125.95%		$184,698,863
Liabilities in Excess of Other Assets - (25.95)%		(38,058,271)
TOTAL NET ASSETS - 100.00%		$146,640,592

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 78.90%
Advertising - 1.27%
Lamar Media Corp.
6.625% due 08/15/2015 (a)	$3,325,000	$2,410,625
Lamar Media Corp., Series C
6.625% due 08/15/2015	1,780,000	1,290,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,375,000	178,750
R.H. Donnelley, Inc.
11.75% due 05/15/2015	1,100,000	291,500
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,155,000
		5,326,375
Agriculture - 0.53%
Mosaic Company
7.375% due 12/01/2014 (h)	715,000	607,750
7.625% due 12/01/2016 (h)	1,953,000	1,620,990
		2,228,740
Air Travel - 0.03%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	148,200	141,531
Auto Parts - 0.59%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)	2,785,000	1,392,500
11.25% due 11/01/2015 (h)	2,725,000	1,103,625
		2,496,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Services - 0.68%
KAR Holdings, Inc.
8.75% due 05/01/2014	$1,200,000	$510,000
10.00% due 05/01/2015	8,305,000	2,325,400
		2,835,400

Automobiles - 1.19%
Ford Motor Company
7.40% due 11/01/2046	600,000	126,000
7.45% due 07/16/2031	1,545,000	386,250
9.50% due 09/15/2011	600,000	198,000
General Motors Corp.
6.75% due 05/01/2028	2,100,000	357,000
7.20% due 01/15/2011 (a)	4,050,000	1,093,500
7.375% due 05/23/2048	1,500,000	240,000
8.375% due 07/15/2033	1,725,000	379,500
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,058,000	1,100,880
United Auto Group, Inc.
7.75% due 12/15/2016	3,050,000	1,113,250
		4,994,380

Banking - 0.13%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	542,250
Broadcasting - 1.15%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,400,000	1,705,000
Fisher Communications, Inc.
8.625% due 09/15/2014	3,375,000	2,801,250
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	301,000
		4,807,250

Building Materials & Construction - 0.25%
Esco Corp.
6.6937% due 12/15/2013 (b)(h)	625,000	406,250
8.625% due 12/15/2013 (h)	825,000	635,250
		1,041,500

Business Services - 5.13%
Cornell Companies, Inc.
10.75% due 07/01/2012	2,975,000	2,647,750
First Data Corp.
9.875% due 09/24/2015	6,550,000	3,766,250
Iron Mountain, Inc.
8.00% due 06/15/2020	3,050,000	2,348,500
Lender Processing Services, Inc.
8.125% due 07/01/2016	3,300,000	2,772,000
NCO Group, Inc.
11.875% due 11/15/2014	2,575,000	1,519,250
Rural/Metro Corp.
9.875% due 03/15/2015	1,900,000	1,596,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	123,750
4.875% due 01/15/2014	600,000	450,000
9.125% due 08/15/2013	365,000	282,875
10.25% due 08/15/2015	10,371,000	6,015,180
		21,521,555

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television - 8.39%
CCH II LLC / CCH I Capital Corp.
11.00% due 09/15/2010 (h)	$1,300,000	$659,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015	1,725,000	396,750
Charter Communications Operating LLC
8.00% due 04/30/2012 (h)	6,700,000	4,773,750
8.375% due 04/30/2014 (h)	7,250,000	4,930,000
CSC Holdings, Inc.
6.75% due 04/15/2012	2,275,000	1,905,313
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	1,025,000	907,125
8.125% due 08/15/2009	2,400,000	2,304,000
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	162,500
8.375% due 03/15/2013	10,150,000	9,338,000
EchoStar DBS Corp.
6.375% due 10/01/2011	1,400,000	1,190,000
6.625% due 10/01/2014	950,000	679,250
7.00% due 10/01/2013	600,000	450,000
7.125% due 02/01/2016	3,400,000	2,414,000
7.75% due 05/31/2015	2,750,000	2,021,250
Videotron Ltee.
6.375% due 12/15/2015	1,070,000	823,900
6.875% due 01/15/2014	1,740,000	1,452,900
9.125% due 04/15/2018 (h)	900,000	792,000
		35,200,488

Cellular Communications - 3.20%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	398,970
10.00% due 01/01/2013	4,200,000	4,221,000
Cricket Communications, Inc.
9.375% due 11/01/2014	5,705,000	4,528,344
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,850,000	3,157,000
Verizon Wireless Capital LLC
8.50% due 11/15/2018 (h)	1,100,000	1,109,885
		13,415,199

Chemicals - 1.67%
American Pacific Corp.
9.00% due 02/01/2015	1,500,000	1,320,000
Huntsman International LLC
7.875% due 11/15/2014	4,250,000	2,805,000
Innophos Holdings, Inc.
9.50% due 04/15/2012 (h)	600,000	444,000
Innophos, Inc.
8.875% due 08/15/2014	2,850,000	2,422,500
		6,991,500

Commercial Services - 0.83%
Mac-Gray Corp.
7.625% due 08/15/2015	3,770,000	3,468,400
Computer Services - 0.40%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	2,450,000	1,690,500
Computers & Business Equipment - 0.68%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	4,550,000	2,843,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 1.77%
Crown Holdings, Inc.
8.00% due 04/15/2023	$4,715,000	$3,477,313
Graham Packaging Company
9.875% due 10/15/2014	2,660,000	1,675,800
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,775,000	1,668,500
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	615,000
		7,436,613

Correctional Facilities - 1.00%
Corrections Corp. of America
6.25% due 03/15/2013	1,400,000	1,232,000
Geo Group, Inc.
8.25% due 07/15/2013	3,440,000	2,975,600
		4,207,600

Crude Petroleum & Natural Gas - 3.22%
AmeriGas Partners LP
7.125% due 05/20/2016	2,110,000	1,477,000
7.25% due 05/20/2015	1,300,000	936,000
Calfrac Holdings LP
7.75% due 02/15/2015 (h)	2,925,000	1,638,000
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	140,000
6.625% due 01/15/2016	1,000,000	697,500
6.875% due 01/15/2016	600,000	423,000
6.875% due 11/15/2020	2,000,000	1,300,000
7.25% due 12/15/2018	500,000	350,000
7.50% due 09/15/2013	900,000	715,500
7.50% due 06/15/2014	1,355,000	1,056,900
Forest Oil Corp.
7.25% due 06/15/2019 (h)	875,000	599,375
Hilcorp Energy I LP
7.75% due 11/01/2015 (h)	1,330,000	950,950
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (h)	3,625,000	2,591,875
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	1,000,000	640,000
		13,516,100

Domestic Oil - 0.30%
SandRidge Energy, Inc.
8.625% due 04/01/2015	2,000,000	1,270,000
Drugs & Health Care - 0.15%
Omnicare, Inc.
6.125% due 06/01/2013	750,000	618,750
Educational Services - 0.24%
Education Management Corp.
8.75% due 06/01/2014	1,375,000	996,875
Electrical Utilities - 0.17%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (h)	950,000	722,000
Electronics - 0.46%
L-3 Communications Corp.
5.875% due 01/15/2015	2,400,000	1,944,000

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.52%
NRG Energy, Inc.
7.25% due 02/01/2014	$550,000	$448,250
7.375% due 02/01/2016	5,848,000	4,751,500
7.375% due 01/15/2017	6,650,000	5,369,875
		10,569,625

Financial Services - 5.54%
American General Finance Corp., MTN
4.625% due 05/15/2009	900,000	748,920
CIT Group, Inc.
5.65% due 02/13/2017	1,250,000	723,438
6.00% due 04/01/2036	3,175,000	1,673,409
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)	1,300,000	1,078,308
Ford Motor Credit Company
8.00% due 12/15/2016	7,200,000	3,034,274
Ford Motor Credit Company LLC
5.80% due 01/12/2009	3,350,000	2,985,292
7.00% due 10/01/2013	2,050,000	862,656
7.25% due 10/25/2011	90,000	39,808
7.375% due 10/28/2009	1,200,000	732,000
9.2025% due 04/15/2009 (b)	800,000	630,000
General Motors Acceptance Corp.
5.85% due 01/14/2009	3,175,000	2,650,598
6.875% due 09/15/2011	2,000,000	768,516
GMAC LLC
6.00% due 12/15/2011	3,365,000	1,198,714
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010	3,425,000	342,500
NSG Holdings, Inc.
7.75% due 12/15/2025 (h)	2,125,000	1,657,500
Nuveen Investments, Inc.
10.50% due 11/15/2015 (h)	12,290,000	3,763,813
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017 (a)	600,000	336,000
		23,225,746

Food & Beverages - 0.70%
Del Monte Corp.
8.625% due 12/15/2012	3,225,000	2,918,625
Funeral Services - 1.41%
Service Corp. International
6.75% due 04/01/2016	500,000	377,500
7.00% due 06/15/2017	2,300,000	1,656,000
7.50% due 04/01/2027	3,438,000	2,165,940
7.625% due 10/01/2018	1,300,000	936,000
7.875% due 02/01/2013	850,000	782,000
		5,917,440

Gas & Pipeline Utilities - 4.09%
El Paso Corp.
6.875% due 06/15/2014	500,000	370,653
7.00% due 06/15/2017	2,950,000	2,100,379
7.25% due 06/01/2018	2,500,000	1,737,500
7.75% due 01/15/2032	3,925,000	2,472,746
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (h)	1,630,000	1,026,900

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	$1,310,000	$851,500
Sabine Pass LNG LP
7.50% due 11/30/2016	10,920,000	7,534,800
7.50% due 11/30/2016 (h)	1,563,000	1,078,470
		17,172,948

Healthcare Products - 1.66%
Biomet, Inc.
11.625% due 10/15/2017	5,140,000	3,855,000
The Cooper Companies, Inc.
7.125% due 02/15/2015	4,175,000	3,120,812
		6,975,812

Healthcare Services - 0.65%
Centene Corp.
7.25% due 04/01/2014	2,125,000	1,689,375
DaVita, Inc.
6.625% due 03/15/2013	350,000	309,750
Healthsouth Corp.
10.75% due 06/15/2016	800,000	708,000
		2,707,125

Hotels & Restaurants - 0.57%
O'Charleys, Inc.
9.00% due 11/01/2013	6,025,000	2,410,000
Household Appliances - 0.67%
ALH Finance LLC
8.50% due 01/15/2013	3,650,000	2,810,500
Industrial Machinery - 1.01%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,325,000	1,192,500
Baldor Electric Company
8.625% due 02/15/2017	2,400,000	1,764,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,425,000	1,261,000
		4,217,500

Insurance - 0.81%
HUB International Holdings, Inc.
10.25% due 06/15/2015 (h)	3,000,000	1,650,000
USI Holdings Corp.
9.75% due 05/15/2015 (h)	4,400,000	1,765,500
		3,415,500

Leisure Time - 4.00%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	4,507,000	3,785,880
Chukchansi Economic Development Authority
6.095% due 11/15/2012 (b)(h)	450,000	207,000
8.00% due 11/15/2013 (h)	2,192,000	1,008,320
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	1,950,000	1,594,125
MGM Mirage, Inc.
6.00% due 10/01/2009	4,575,000	3,705,750
8.50% due 09/15/2010	1,250,000	709,375
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	250,000

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Penn National Gaming, Inc.
6.875% due 12/01/2011	$2,000,000	$1,800,000
River Rock Entertainment Authority
9.75% due 11/01/2011	2,810,000	2,304,200
San Pasqual Casino Development Group
8.00% due 09/15/2013 (h)	1,915,000	1,417,100
		16,781,750

Machinery-General Indust - 0.17%
Rexnord Holdings, Inc.
1.00% due 02/21/2013	1,461,029	730,514
Medical-Hospitals - 5.10%
Community Health Systems, Inc.
8.875% due 07/15/2015	6,485,000	5,252,850
HCA, Inc.
7.875% due 02/01/2011	885,000	761,100
9.125% due 11/15/2014	600,000	487,500
9.25% due 11/15/2016	6,050,000	4,915,625
9.625% due 11/15/2016	1,475,000	1,062,000
Multiplan, Inc.
10.375% due 04/15/2016 (h)	2,700,000	2,241,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,875,000	1,556,250
Tenet Healthcare Corp.
6.375% due 12/01/2011	3,700,000	2,812,000
6.875% due 11/15/2031	657,000	302,220
United Surgical Partners International, Inc.
8.875% due 05/01/2017	3,050,000	1,997,750
		21,388,295

Mining - 1.31%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,450,000	1,051,250
8.375% due 04/01/2017	6,425,000	4,433,250
		5,484,500

Oil & Gas Drilling - 0.00%
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	23,000	17,771
Paper - 0.42%
AbitibiBowater, Inc.
9.375% due 12/15/2021	675,000	148,500
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	23,000	3,335
Bowater Canada Finance Corp.
7.95% due 11/15/2011	23,000	5,060
Georgia-Pacific Corp.
7.125% due 01/15/2017 (h)	705,000	518,175
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	444,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	630,750
		1,749,820

Petroleum Services - 1.10%
Key Energy Services, Inc.
8.375% due 12/01/2014	3,250,000	2,266,875

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Swift Energy Company
7.125% due 06/01/2017	$3,750,000	$2,362,500
		4,629,375

Pharmaceuticals - 0.40%
Omnicare, Inc.
6.875% due 12/15/2015	2,095,000	1,696,950
Publishing - 0.59%
Nielsen Finance LLC
1 due 08/01/2016 (b)	5,475,000	2,025,750
10.00% due 08/01/2014	650,000	468,000
		2,493,750

Real Estate - 1.47%
Host Hotels & Resorts LP
6.875% due 11/01/2014	250,000	172,500
Host Marriott LP
7.125% due 11/01/2013	350,000	254,625
Host Marriott LP, Series M
7.00% due 08/15/2012	3,775,000	2,831,250
Host Marriott LP, Series Q
6.75% due 06/01/2016	4,350,000	2,892,750
		6,151,125

Retail - 0.15%
Suburban Propane Partners LP
6.875% due 12/15/2013	850,000	650,250
Sanitary Services - 0.89%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	756,000
6.875% due 06/01/2017	1,500,000	1,305,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	277,500
7.125% due 05/15/2016	1,600,000	1,408,000
		3,746,500

Semiconductors - 0.11%
NXP BV/NXP Funding LLC
7.5025% due 10/15/2013 (b)	1,865,000	461,588
Software - 0.39%
Open Solutions, Inc.
9.75% due 02/01/2015 (h)	5,320,000	1,622,600
Telecommunications Equipment &
Services - 2.05%
American Tower Corp.
7.00% due 10/15/2017 (h)	3,960,000	3,405,600
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	451,000
Intelsat Corp.
9.25% due 08/15/2014 (h)	600,000	517,500
9.25% due 06/15/2016 (h)	1,600,000	1,336,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,025,000	2,389,750
United States West Communications, Inc.
6.875% due 09/15/2033	850,000	507,875
		8,607,725

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 5.01%
Alltel Corp.
7.875% due 07/01/2032	$2,600,000	$2,223,000
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,400,000	1,344,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,450,000	2,242,500
Qwest Corp.
6.0687% due 06/15/2013 (b)	1,250,000	875,000
6.50% due 06/01/2017	1,250,000	875,000
7.50% due 06/15/2023	1,000,000	640,000
7.50% due 10/01/2014	500,000	385,000
7.625% due 06/15/2015	300,000	226,500
8.875% due 03/15/2012	2,300,000	1,897,500
Sprint Capital Corp.
8.75% due 03/15/2032	17,450,000	9,074,000
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,232,500
		21,015,000

Tires & Rubber - 0.57%
American Tire Distributors Holdings, Inc.
9.0413% due 04/01/2012 (b)	450,000	342,000
10.75% due 04/01/2013	1,475,000	1,121,000
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	1,275,000	930,750
		2,393,750

Tobacco - 0.67%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	243,457
7.625% due 06/01/2016	3,260,000	2,576,567
		2,820,024

Transportation - 1.44%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,225,000	2,338,125
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,745,000	2,462,338
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,225,000
		6,025,463

TOTAL CORPORATE BONDS (Cost $464,061,147)		$331,064,452

ASSET BACKED SECURITIES - 0.23%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	1,250,000	962,275
TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$962,275

TERM LOANS - 20.28%
Advertising - 0.09%
Getty Images, Inc.
7.25% due 07/02/2015 (b)	450,000	384,188
Agriculture - 0.05%
Bolthouse, Term Loan B
zero coupon due 06/30/2012 (b)(k)	249,359	193,253

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Apparel & Textiles - 0.09%
Iconix Brand Group, Inc.
6.02% due 11/07/2013 (b)	$500,000	$365,000
Auto Parts - 0.65%
Federal Mogul Corp., Tranche B
zero coupon due 12/27/2014 (b)(k)	2,370,023	1,177,112
Federal Mogul Corp., Tranche C
zero coupon due 12/27/2015 (b)(k)	1,764,940	876,588
Pep Boys - Manny, Moe & Jack
4.81% due 01/31/2013 (b)	238,678	140,820
Tire Rack Holdings, Inc.
5.466% due 06/24/2012 (b)	737,133	515,993
		2,710,513

Automobiles - 0.67%
Ford Motor Company, Tranche B
4.43% due 11/29/2013 (b)	3,805,510	1,391,728
General Motors Corp., Tranche B
5.795% due 11/17/2013 (b)	3,828,000	1,425,930
		2,817,658

Broadcasting - 0.11%
Citadel Broadcasting Corp.
5.021% due 06/12/2014 (b)	1,250,000	450,000
Business Services - 0.82%
Coinmach Laundry Corp.
zero coupon due 12/19/2012 (b)(k)	994,987	721,366
Education Management Corp., Tranche C
5.5625% due 05/29/2011 (b)	697,411	459,855
Reynolds & Reynolds Company, Inc.
zero coupon due 10/24/2012 (b)(k)	356,976	212,400
Reynolds & Reynolds Company, Inc., Tranche 2
zero coupon due 10/01/2013 (b)(k)	1,125,000	562,500
Reynolds & Reynolds Company, Inc., Tranche 3
zero coupon due 04/01/2014 (b)(k)	625,000	281,250
SunGard Data Systems, Inc., Tranche B1
4.003% due 01/31/2013 (b)	1,698,540	1,183,935
		3,421,306

Cable & Television - 1.20%
Charter Communications Operating LLC, Tranche 3
zero coupon due 03/01/2014 (b)(k)	750,000	450,000
Charter Communications Operating LLC, Tranche
B1
5.06% due 03/06/2014 (b)	744,375	500,282
CSC Holdings, Inc.
4.569% due 03/23/2013 (b)	4,078,941	3,376,457
Gray TV
4.779% due 12/31/2014 (b)	1,106,488	475,790
Local TV Finance LLC
3.965% due 05/07/2013 (b)	497,481	243,766
		5,046,295

Cellular Communications - 0.27%
Crown Castle International Corp.
5.376% due 03/05/2014 (b)	1,604,953	1,153,159
Chemicals - 0.81%
Celanese Holdings LLC, Letter of Credit
4.35% due 04/02/2014 (b)	1,072,058	846,926

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Chemicals (continued)
Celanese Holdings LLC, Tranche B
5.552% due 04/02/2014 (b)	$166,667	$126,190
Huntsman International LLC
3.186% due 04/19/2014 (b)	3,689,300	2,420,181
		3,393,297

Commercial Services - 0.16%
Safety-Kleen, Corp., Letter of Credit
zero coupon due 07/27/2013 (b)(k)	152,542	136,525
Safety-Kleen, Corp., Tranche B
zero coupon due 07/27/2013 (b)(k)	573,051	527,207
		663,732

Computer Services - 0.35%
Affiliated Computer Services, Inc.
3.436% due 03/29/2013 (b)	337,622	277,836
3.7446% due 03/29/2013 (b)	1,455,244	1,196,418
		1,474,254

Containers & Glass - 0.09%
Owens-Illinois, Inc.
2.909% due 06/14/2013 (b)	489,770	389,367
Crude Petroleum & Natural Gas - 0.26%
Coffeyville Resources, Inc., Letter of Credit
6.6325% due 12/28/2010 (b)	566,514	415,443
Coffeyville Resources, Inc., Tranche D
6.632% due 12/28/2013 (b)	938,893	688,521
		1,103,964

Electrical Utilities - 1.74%
Calpine Corp., Tranche B
6.645% due 03/29/2009 (b)	6,564,251	4,546,656
NSG Holdings
4.32% due 06/15/2014 (b)	176,027	130,260
NSG Holdings, Letter of Credit
4.32% due 06/15/2014 (b)	24,169	17,885
Texas Competitive Electric Holdings Company LLC
5.283% due 10/10/2014 (b)	3,882,673	2,617,570
		7,312,371

Energy - 1.33%
Covanta Energy Corp., Letter of Credit
5.552% due 02/02/2014 (b)	595,484	480,357
Covanta Energy Corp., Tranche B
4.412% due 02/02/2014 (b)	1,191,432	961,089
Longview Power LLC, Letter of Credit
6.062% due 02/28/2013 (b)	166,667	109,444
Longview Power LLC, Tranche B
5.125% due 02/28/2014 (b)	500,000	328,334
Longview Power LLC, Tranche Delayed Draw
5.75% due 02/28/2014 (b)	583,333	383,056
NRG Energy, Inc.
7.50% due 02/01/2013 (b)	1,491,229	1,236,229
NRG Energy, Inc., Tranche L
5.262% due 02/01/2013 (b)	732,624	607,346
Tenaska Power, 1st Lien Term Loan
zero coupon due 12/15/2013 (b)(k)	1,371,262	1,150,718
Tenaska Power, Term Loan
zero coupon due 12/15/2011 (b)(k)	90,298	75,775

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Energy (continued)
Tenaska Power, Term Loan (continued)
zero coupon due 12/15/2013 (b)(k)	$288,051	$241,723
		5,574,071

Financial Services - 1.61%
BNY ConvergEx Group, Tranche 1
6.77% due 08/17/2013 (b)	1,250,000	837,500
Emdeon Business Services LLC, Tranche 1B
5.762% due 11/16/2013 (b)	471,382	337,038
Emdeon Business Services LLC, Tranche 2
5.762% due 05/16/2014 (b)	1,000,000	600,000
Linsco/Private Ledger Corp., Tranche B
7.6288% due 06/27/2013 (b)	2,357,159	1,791,441
Shea Capital LLC
4.724% due 10/27/2011	524,835	262,418
TD Ameritrade Holding Corp.
3.27% due 12/31/2012 (b)	1,000,000	826,250
TPF Generation Holdings LLC, Tranche 2
8.012% due 12/15/2014 (b)	800,000	488,000
VNU, Inc., Tranche B
zero coupon due 08/09/2013 (b)(k)	1,898,286	1,258,810
Wimar Landco LLC, Tranche B
5.25% due 09/03/2008 (b)	750,000	375,000
		6,776,457

Food & Beverages - 0.84%
Dean Foods Company, Tranche B
5.240% due 03/01/2014 (b)	1,477,500	1,179,889
Dole Foods Company, Tranche B
3.671% due 04/12/2013 (b)	628,170	441,513
Dole Foods Company, Tranche C
5.174% due 04/12/2013 (b)	2,340,378	1,644,951
Dole Foods, Letter of Credit
6.819% due 04/12/2013 (b)	354,415	249,103
		3,515,456

Gas & Pipeline Utilities - 0.63%
Dynegy Holdings, Inc.
2.94% due 04/02/2013 (b)	1,287,868	948,730
Dynegy Holdings, Inc., Tranche B
2.94% due 03/31/2013 (b)	461,942	340,297
Energy Transfer Equity
4.137% due 11/01/2012 (b)	1,250,000	1,016,250
Targa Resources, Letter of Credit
5.762% due 10/05/2011 (b)	90,193	64,578
Targa Resources, Tranche B
5.97% due 10/05/2012 (b)	359,575	257,456
		2,627,311

Healthcare Services - 0.48%
Carestream Health, Inc., Tranche B
7.32% due 04/30/2013 (b)	691,271	446,561
Carestream Health, Inc., Tranche B2
7.975% due 10/30/2013 (b)	500,000	166,250
Healthsouth Corp., Tranche B
4.27% due 03/10/2013 (b)	848,394	660,333
Rural/Metro Operating Company, LLC
zero coupon due 03/04/2011 (k)	178,336	142,669
zero coupon due 03/04/2011 (k)	113,039	90,431

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Healthcare Services (continued)
Sun Healthcare Group, Inc.
4.823% due 04/12/2014 (b)	$547,426	$388,673
Sun Healthcare Group, Inc., Letter of Credit
5.762% due 04/12/2014 (b)	124,251	88,218
Sun Healthcare Group, Inc., Tranche Delayed Draw
5.014% due 04/12/2014 (b)	75,218	53,405
		2,036,540

Hotels & Restaurants - 0.06%
Sagittarius Restaurants LLC
9.50% due 03/29/2013 (b)	683,191	232,285
Insurance - 0.35%
AmWINS Group, Inc.
zero coupon due 06/07/2014 (b)(k)	750,000	375,000
4.358% due 06/07/2013 (b)	1,148,324	688,994
Kepler Holdings, Ltd.
zero coupon due 06/30/2009 (b)(k)	500,000	420,000
		1,483,994

Internet Service Provider - 0.44%
Web Services
zero coupon due 08/04/2014 (k)	2,050,000	1,845,000
Leisure Time - 2.11%
BLB Wembley Holdings, Inc.
zero coupon due 06/30/2011 (b)(k)	682,990	358,570
Bombardier Recreational Products, Inc., Tranche B
6.079% due 06/26/2013 (b)	594,937	380,759
CCM Merger, Inc.
5.152% due 07/21/2012 (b)	715,017	321,758
Golden Nugget, Inc.
4.69% due 12/14/2014 (b)	750,000	112,500
Greek Town Holdings
5.75% due 03/23/2014 (b)	758,453	396,923
Greektown Casino LLC, Tranche B
5.75% due 12/03/2012 (b)	1,600,000	837,333
Greenwood Racing
5.43% due 11/14/2011 (b)	977,369	586,421
HMSC
5.975% due 04/03/2014 (b)	550,000	55,000
HMSC, Tranche 1 Lien
7.267% due 04/03/2014 (b)	397,980	171,131
Live Nation Worldwide
zero coupon due 12/21/2013 (b)(k)	465,072	369,732
National Cinemedia LLC
4.57% due 02/13/2015 (b)	312,000	197,006
Penn National Gaming, Inc.
4.039% due 05/26/2012 (b)	4,030,498	3,281,079
Regal Cinemas Corp.
5.512% due 11/10/2010 (b)	248,731	185,235
Riviera Holding Corp.
3.44% due 06/08/2014 (b)	1,250,000	612,500
Seminole Tribe of Florida, Term Loan B-1
3.813% due 03/05/2014	63,196	49,609
Seminole Tribe of Florida, Term Loan B-2
3.813% due 03/05/2014	227,540	178,619
Seminole Tribe of Florida, Term Loan B-3
3.813% due 03/05/2014	209,265	164,273

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time (continued)
Yonkers Racing Corp.
zero coupon due 08/12/2011 (k)	$750,000	$615,000
		8,873,448

Machinery-Electrical - 0.09%
Alliance Laundry Systems
zero coupon due 01/27/2012 (k)	450,000	362,250
Medical-Hospitals - 1.07%
Community Health Systems, Inc., Tranche B
4.394% due 06/30/2014 (b)	2,765,998	2,030,848
Community Health Systems, Inc., Tranche Delayed
Draw
zero coupon due 06/30/2014 (b)(k)	141,462	103,864
HCA, Inc., Tranche B
6.0119% due 11/16/2013 (b)	2,126,074	1,587,691
Health Management Associate, Inc.
5.512% due 02/28/2014 (b)	1,141,978	761,795
		4,484,198

Paper - 0.93%
Georgia-Pacific Corp., Tranche B
5.00% due 12/23/2012 (b)	2,794,340	2,139,998
Georgia-Pacific Corp., Tranche B2
3.404% due 12/22/2012 (b)	2,317,033	1,774,460
		3,914,458

Real Estate - 0.12%
Capital Automotive LP
6.12% due 12/16/2010 (b)	1,169,789	490,142
Retail - 0.46%
Toys R Us, Inc., Tranche B
7.2438% due 12/01/2008 (b)	3,250,000	1,912,082
Sanitary Services - 0.33%
Allied Waste North America, Inc.
2.609% due 03/28/2014 (b)	845,006	811,508
5.326% due 03/28/2014 (b)	603,866	579,927
		1,391,435

Telecommunications Equipment &
Services - 0.90%
Alltel Communications, Inc., Tranche B
2.82% due 05/15/2015	2,400,000	2,272,666
Intelsat, Ltd., Tranche B
4.15% due 07/28/2011	769,042	638,305
Level 3 Communications, Inc.
7.00% due 03/01/2014 (b)	1,250,000	850,000
		3,760,971

Tires & Rubber - 0.58%
Goodyear Tire & Rubber Company, Tranche 2
3.15% due 04/30/2014 (b)	3,950,000	2,449,000
Transportation - 0.59%
Oshkosh Truck Corp., Tranche B
4.197% due 12/06/2013 (b)	667,500	419,095
Rail America CND, Term Loan B
7.8825% due 08/14/2009 (b)	152,000	124,640

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Transportation (continued)
Rail America US, Term Loan B
7.8825% due 08/14/2009 (b)	$2,348,000	$1,925,360
		2,469,095
TOTAL TERM LOANS (Cost $119,898,197)		$85,076,550

REPURCHASE AGREEMENTS - 2.39%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$10,043,042 on 12/01/2008,
collateralized by $10,245,000
Federal Home Loan Bank, zero
coupon due 12/17/2008 (valued at
$10,245,000, including interest)	$10,043,000	$10,043,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,043,000)		$10,043,000

SHORT TERM INVESTMENTS - 0.82%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$3,444,000	$3,444,000
TOTAL SHORT TERM INVESTMENTS
(Cost $3,444,000)		$3,444,000
Total Investments (U.S. High Yield Bond Fund)
(Cost $598,696,320) - 102.62%		$430,590,277
Liabilities in Excess of Other Assets - (2.62)%		(10,975,149)
TOTAL NET ASSETS - 100.00%		$419,615,128

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.34%
Aerospace - 1.25%
General Dynamics Corp.	91,000	$4,701,970
Lockheed Martin Corp.	1,140	87,905
Northrop Grumman Corp.	300	12,285
Raytheon Company	5,000	244,000
Rockwell Collins, Inc.	1,700	57,936
United Technologies Corp.	31,400	1,523,842
		6,627,938
Agriculture - 0.55%
Archer-Daniels-Midland Company	44,200	1,210,196
Monsanto Company	21,250	1,683,000
		2,893,196
Air Travel - 0.00%
Southwest Airlines Company	1,900	16,435
Apparel & Textiles - 0.20%
Coach, Inc. *	46,800	837,720
Liz Claiborne, Inc.	10,000	28,500
NIKE, Inc., Class B	4,000	213,000
		1,079,220

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.10%
AutoZone, Inc. *	3,450	$376,809
Johnson Controls, Inc.	9,800	173,068
		549,877
Auto Services - 0.03%
AutoNation, Inc. * (a)	10,500	89,670
Copart, Inc. *	1,900	50,673
		140,343
Automobiles - 0.06%
General Motors Corp. (a)	13,100	68,644
PACCAR, Inc.	9,000	250,830
		319,474
Banking - 0.76%
Bank of America Corp.	127,700	2,075,125
BB&T Corp.	16,800	503,496
Comerica, Inc.	5,800	130,790
Fifth Third Bancorp	5,000	47,800
Hudson City Bancorp, Inc.	25,400	424,434
KeyCorp	4,400	41,272
Northern Trust Corp.	300	13,767
PNC Financial Services Group, Inc.	800	42,216
U.S. Bancorp	28,000	755,440
		4,034,340
Biotechnology - 1.70%
Amgen, Inc. *	140,500	7,803,370
Biogen Idec, Inc. *	12,000	507,720
Genentech, Inc. *	4,900	375,340
Genzyme Corp. *	3,500	224,070
Illumina, Inc. * (a)	4,200	92,442
		9,002,942
Business Services - 0.25%
Affiliated Computer Services, Inc., Class A *	3,000	121,350
Fiserv, Inc. *	15,500	529,170
Fluor Corp.	4,300	195,822
Global Payments, Inc.	900	32,553
H & R Block, Inc.	4,300	82,259
Jacobs Engineering Group, Inc. *	5,700	255,189
Total Systems Services, Inc.	7,200	102,744
		1,319,087
Cable & Television - 0.09%
Comcast Corp., Class A	15,000	260,100
DIRECTV Group, Inc. *	9,500	209,095
		469,195
Chemicals - 0.13%
Air Products & Chemicals, Inc.	2,700	128,952
Dow Chemical Company	5,700	105,735
FMC Corp.	1,200	52,440
Praxair, Inc.	3,400	200,770
Sigma-Aldrich Corp.	4,200	181,062
		668,959
Coal - 0.01%
Foundation Coal Holdings, Inc.	1,600	22,832

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal (continued)
Peabody Energy Corp.	1,900	$44,517
		67,349
Computer Services - 0.00%
NetApp, Inc. *	1,500	20,250
Computers & Business Equipment - 2.77%
Apple, Inc. *	7,350	681,125
Cisco Systems, Inc. *	490,600	8,114,524
Cognizant Technology Solutions Corp.,
Class A *	5,000	96,000
Dell, Inc. *	64,100	715,997
Hewlett-Packard Company	14,200	500,976
International Business Machines Corp.	52,700	4,300,320
Juniper Networks, Inc. *	3,100	53,878
Lexmark International, Inc. *	5,400	141,372
Western Digital Corp. *	7,100	86,620
		14,690,812
Construction Materials - 0.02%
The Sherwin-Williams Company	2,000	117,860
Containers & Glass - 0.02%
Owens-Illinois, Inc. *	6,000	121,320
Cosmetics & Toiletries - 5.17%
Avon Products, Inc.	43,900	926,290
Colgate-Palmolive Company	75,000	4,880,250
Estee Lauder Companies, Inc., Class A	31,400	876,060
Kimberly-Clark Corp.	59,600	3,444,284
Procter & Gamble Company	268,100	17,252,235
		27,379,119
Crude Petroleum & Natural Gas - 1.72%
Apache Corp.	19,620	1,516,626
Cabot Oil & Gas Corp.	2,900	86,913
Chesapeake Energy Corp.	24,400	419,192
Cimarex Energy Company	2,300	65,251
Devon Energy Corp.	18,200	1,316,588
EOG Resources, Inc.	11,520	979,430
EXCO Resources, Inc. *	9,100	69,797
Hess Corp.	13,240	715,490
Noble Energy, Inc.	3,600	188,208
Occidental Petroleum Corp.	46,500	2,517,510
Patterson-UTI Energy, Inc.	7,000	87,430
Pioneer Natural Resources Company	3,400	68,272
Southwestern Energy Company *	14,800	508,676
Sunoco, Inc.	3,100	123,194
XTO Energy, Inc.	11,200	428,288
		9,090,865
Domestic Oil - 0.04%
Denbury Resources, Inc. *	4,600	43,838
Range Resources Corp.	3,900	161,733
		205,571
Drugs & Health Care - 1.50%
Perrigo Company	2,100	72,261
Wyeth	218,700	7,875,387
		7,947,648

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services - 0.09%
Apollo Group, Inc., Class A *	3,000	$230,520
ITT Educational Services, Inc. *	2,500	225,200
		455,720
Electrical Equipment - 0.09%
Emerson Electric Company	10,100	362,489
FLIR Systems, Inc. *	3,300	102,366
		464,855
Electrical Utilities - 0.13%
Dominion Resources, Inc.	2,000	73,640
Exelon Corp.	2,700	151,767
FirstEnergy Corp.	5,700	333,906
The Southern Company	2,900	105,328
		664,641
Electronics - 0.19%
Amphenol Corp., Class A	3,300	76,626
Arrow Electronics, Inc. *	5,600	77,280
Avnet, Inc. *	7,100	101,104
L-3 Communications Holdings, Inc.	11,200	752,304
		1,007,314
Financial Services - 0.84%
BlackRock, Inc.	3,340	419,871
Capital One Financial Corp.	2,300	79,143
Charles Schwab Corp.	7,300	133,809
Citigroup, Inc.	171,000	1,417,590
CME Group, Inc.	350	74,183
Goldman Sachs Group, Inc.	1,300	102,687
JPMorgan Chase & Company	4,100	129,806
Leucadia National Corp.	5,700	111,435
MasterCard, Inc., Class A (a)	4,010	582,653
Merrill Lynch & Company, Inc.	3,300	43,626
Morgan Stanley	4,500	66,375
Nasdaq Stock Market, Inc. *	2,200	47,300
SEI Investments Company	9,600	148,416
State Street Corp.	4,000	168,440
T. Rowe Price Group, Inc.	3,100	106,051
Wells Fargo & Company	17,400	502,686
Western Union Company	24,000	318,480
		4,452,551
Food & Beverages - 7.91%
Campbell Soup Company	19,600	628,180
General Mills, Inc.	29,000	1,831,930
H.J. Heinz Company	21,900	850,596
Hansen Natural Corp. *	20,800	618,800
Kellogg Company	24,000	1,042,320
Kraft Foods, Inc., Class A	48,776	1,327,195
PepsiCo, Inc.	279,600	15,853,320
The Coca-Cola Company	410,800	19,254,196
Tyson Foods, Inc., Class A	68,100	456,951
		41,863,488
Furniture & Fixtures - 0.01%
Leggett & Platt, Inc.	5,000	73,000
Gas & Pipeline Utilities - 0.09%
Spectra Energy Corp.	8,300	134,958

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Transocean, Inc. *	4,790	$320,355
		455,313
Healthcare Products - 6.98%
Baxter International, Inc.	2,600	137,540
Becton, Dickinson & Company	2,600	165,178
Boston Scientific Corp. *	7,000	43,190
C.R. Bard, Inc.	1,800	147,654
Covidien, Ltd.	3,700	136,345
Intuitive Surgical, Inc. *	1,010	133,855
Johnson & Johnson	491,400	28,786,212
Medtronic, Inc.	86,800	2,649,136
Stryker Corp.	16,000	622,720
Varian Medical Systems, Inc. *	4,000	161,440
Zimmer Holdings, Inc. *	106,700	3,982,044
		36,965,314
Healthcare Services - 3.91%
Cardinal Health, Inc.	17,100	556,092
Covance, Inc. *	1,200	46,896
Coventry Health Care, Inc. *	40,400	503,788
Express Scripts, Inc. *	17,700	1,017,927
McKesson Corp.	48,600	1,698,084
Medco Health Solutions, Inc. *	4,900	205,800
Quest Diagnostics, Inc.	3,100	144,367
UnitedHealth Group, Inc.	635,500	13,351,855
WellPoint, Inc. *	89,700	3,193,320
		20,718,129
Holdings Companies/Conglomerates - 0.01%
Textron, Inc.	5,000	76,150
Homebuilders - 0.02%
D.R. Horton, Inc.	9,000	61,830
Lennar Corp., Class A	7,000	49,770
		111,600
Hotels & Restaurants - 0.33%
McDonald's Corp.	27,400	1,609,750
Yum! Brands, Inc.	6,000	161,640
		1,771,390
Household Products - 0.26%
Clorox Company	13,900	822,324
Energizer Holdings, Inc. *	12,400	538,408
		1,360,732
Industrial Machinery - 0.18%
Cameron International Corp. *	6,900	145,590
Deere & Company	12,700	442,087
Flowserve Corp.	1,700	85,561
FMC Technologies, Inc. *	1,800	49,446
Parker-Hannifin Corp.	5,900	242,372
		965,056
Industrials - 0.09%
Fastenal Company (a)	11,700	450,567
Insurance - 1.60%
AFLAC, Inc.	15,000	694,500
Allstate Corp.	41,700	1,060,848

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	4,300	$93,611
Brown & Brown, Inc.	6,200	123,380
Chubb Corp.	57,300	2,942,928
CNA Financial Corp.	4,000	55,040
First American Corp.	5,200	124,904
Hartford Financial Services Group, Inc.	6,300	53,235
Markel Corp. *	460	141,680
Marsh & McLennan Companies, Inc.	7,800	198,900
MetLife, Inc.	4,200	120,792
Old Republic International Corp.	8,775	90,031
Progressive Corp.	23,600	354,472
The Travelers Companies, Inc.	40,200	1,754,730
Torchmark Corp.	5,800	209,670
Transatlantic Holdings, Inc.	5,200	206,128
Unum Group	8,500	126,650
W.R. Berkley Corp.	4,300	122,249
		8,473,748
International Oil - 12.64%
Anadarko Petroleum Corp.	18,100	743,005
Chevron Corp.	322,900	25,512,329
ConocoPhillips	119,500	6,276,140
Exxon Mobil Corp.	419,400	33,614,910
Murphy Oil Corp.	6,600	290,730
Nabors Industries, Ltd. *	11,200	162,400
Noble Corp.	4,400	117,876
Weatherford International, Ltd. *	14,300	182,611
		66,900,001
Internet Content - 0.85%
Google, Inc., Class A *	15,430	4,520,373
Internet Retail - 0.42%
eBay, Inc. *	171,000	2,245,230
Internet Software - 0.03%
Salesforce.com, Inc. *	2,100	60,102
Symantec Corp. *	7,800	93,834
		153,936
Leisure Time - 0.01%
Electronic Arts, Inc. *	2,300	43,838
Manufacturing - 1.01%
3M Company	49,000	3,279,570
Danaher Corp.	26,800	1,491,152
Harley-Davidson, Inc.	9,500	161,595
Tyco International, Ltd.	18,550	387,695
		5,320,012
Metal & Metal Products - 0.02%
Precision Castparts Corp.	2,000	125,400
Petroleum Services - 0.29%
Baker Hughes, Inc.	3,900	135,837
BJ Services Company	9,500	113,905
Diamond Offshore Drilling, Inc.	1,870	138,006
ENSCO International, Inc.	2,100	68,061
Halliburton Company	16,700	293,920
Helmerich & Payne, Inc.	4,200	106,512
Schlumberger, Ltd.	1,210	61,395

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Smith International, Inc.	5,100	$149,124
Valero Energy Corp.	25,300	464,255
		1,531,015
Pharmaceuticals - 9.36%
Abbott Laboratories	103,600	5,427,604
AmerisourceBergen Corp.	15,800	495,330
BioMarin Pharmaceutical, Inc. *	2,900	49,387
Bristol-Myers Squibb Company	12,000	248,400
Celgene Corp. *	1,300	67,730
Eli Lilly & Company	201,500	6,881,225
Forest Laboratories, Inc. *	85,300	2,062,554
Gilead Sciences, Inc. *	114,300	5,119,497
Merck & Company, Inc.	118,800	3,174,336
Pfizer, Inc.	1,583,600	26,018,548
		49,544,611
Publishing - 0.02%
Gannett Company, Inc. (a)	13,900	121,069
Railroads & Equipment - 0.58%
Burlington Northern Santa Fe Corp.	13,080	1,002,059
CSX Corp.	19,300	718,732
Norfolk Southern Corp.	12,700	628,269
Union Pacific Corp.	14,800	740,592
		3,089,652
Retail Grocery - 0.23%
SUPERVALU, Inc.	36,390	433,405
The Kroger Company	29,200	807,672
		1,241,077
Retail Trade - 10.44%
Abercrombie & Fitch Company, Class A	6,100	117,913
Advance Auto Parts, Inc.	2,000	60,720
American Eagle Outfitters, Inc.	5,400	51,840
Bed Bath & Beyond, Inc. *	23,700	480,873
Best Buy Company, Inc.	6,100	126,331
Costco Wholesale Corp.	19,900	1,024,253
Dollar Tree, Inc. *	4,000	169,440
Family Dollar Stores, Inc.	2,100	58,338
GameStop Corp., Class A *	3,100	67,735
Home Depot, Inc.	392,400	9,068,364
J.C. Penney Company, Inc.	2,600	49,374
Kohl's Corp. *	12,500	408,250
Lowe's Companies, Inc.	146,500	3,026,690
Ross Stores, Inc.	3,300	87,450
Staples, Inc.	64,400	1,117,984
Target Corp.	31,500	1,063,440
The Gap, Inc.	15,900	207,018
The TJX Companies, Inc.	14,800	337,736
Urban Outfitters, Inc. *	5,400	98,118
Walgreen Company	242,800	6,006,872
Wal-Mart Stores, Inc.	566,000	31,628,080
		55,256,819
Sanitary Services - 0.01%
Ecolab, Inc.	800	30,712

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors - 0.05%
Altera Corp.	5,300	$77,963
Intel Corp.	3,600	49,680
LSI Logic Corp. *	19,900	53,332
Xilinx, Inc.	4,600	75,256
		256,231
Software - 6.27%
BMC Software, Inc. *	3,000	74,880
Citrix Systems, Inc. *	10,100	269,266
Intuit, Inc. *	4,100	90,856
Microsoft Corp.	1,078,900	21,815,358
Oracle Corp. *	681,600	10,966,944
		33,217,304
Steel - 0.10%
Nucor Corp.	14,600	520,928
Telecommunications Equipment &
Services - 3.30%
QUALCOMM, Inc.	519,700	17,446,329
Telephone - 1.32%
AT&T, Inc.	123,505	3,527,303
CenturyTel, Inc.	2,000	53,120
Verizon Communications, Inc.	104,000	3,395,600
		6,976,023
Tobacco - 2.64%
Altria Group, Inc.	283,000	4,550,640
Philip Morris International, Inc.	187,200	7,892,352
UST, Inc.	22,500	1,546,875
		13,989,867
Transportation - 0.28%
C.H. Robinson Worldwide, Inc.	28,900	1,476,212
Trucking & Freight - 0.37%
FedEx Corp.	1,900	134,235
J.B. Hunt Transport Services, Inc.	2,200	58,982
Ryder Systems, Inc.	1,800	64,638
United Parcel Service, Inc., Class B	29,700	1,710,720
		1,968,575
TOTAL COMMON STOCKS (Cost $561,800,935)		$473,066,582

SHORT TERM INVESTMENTS - 0.21%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$1,082,675	$1,082,675
TOTAL SHORT TERM INVESTMENTS
(Cost $1,082,675)		$1,082,675

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.86%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$46,918,195 on 12/1/2008,
collateralized by $47,560,000
Federal Home Loan Bank, 2.25%
due 10/02/2009 (valued at
$47,857,250, including interest)	$46,918,000	$46,918,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,918,000)		$46,918,000
Total Investments (U.S. Multi Sector Fund)
(Cost $609,801,610) - 98.41%		$521,067,257
Other Assets in Excess of Liabilities - 1.59%		8,431,931
TOTAL NET ASSETS - 100.00%		$529,499,188

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.04%
Aerospace - 2.47%
Goodrich Corp.	14,770	$497,011
Auto Parts - 4.78%
Autoliv, Inc.	26,900	513,521
O'Reilly Automotive, Inc. *	17,200	448,404
		961,925
Banking - 5.76%
KeyCorp	46,800	438,984
Northern Trust Corp.	15,714	721,115
		1,160,099
Business Services - 4.01%
Perot Systems Corp., Class A *	64,710	807,581
Chemicals - 4.19%
Valspar Corp.	42,980	843,268
Computers & Business Equipment - 7.53%
Diebold, Inc.	30,510	854,280
Pitney Bowes, Inc.	26,820	662,722
		1,517,002
Cosmetics & Toiletries - 4.66%
Estee Lauder Companies, Inc., Class A	18,010	502,479
International Flavors & Fragrances, Inc.	14,309	436,997
		939,476
Crude Petroleum & Natural Gas - 1.52%
Hess Corp.	5,680	306,947
Electrical Utilities - 6.15%
American Electric Power Company, Inc.	16,730	523,482
Wisconsin Energy Corp.	16,470	715,786
		1,239,268
Electronics - 4.53%
Flextronics International, Ltd. *	100,431	235,008
Zebra Technologies Corp., Class A *	32,030	677,755
		912,763

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.00%
NRG Energy, Inc. * (a)	17,000	$402,730
Financial Services - 5.39%
CapitalSource, Inc. (a)	65,000	338,650
CIT Group, Inc.	76,375	255,093
Invesco, Ltd.	39,186	491,784
		1,085,527
Food & Beverages - 3.30%
ConAgra Foods, Inc.	45,030	664,193
Gas & Pipeline Utilities - 3.83%
El Paso Corp.	104,460	771,959
Healthcare Products - 2.94%
Beckman Coulter, Inc.	13,590	592,252
Healthcare Services - 3.95%
Brookdale Senior Living, Inc.	27,800	113,146
Healthsouth Corp. *	69,380	682,699
		795,845
Household Products - 3.37%
Newell Rubbermaid, Inc.	50,860	679,490
Insurance - 13.44%
ACE, Ltd.	18,865	985,696
Aspen Insurance Holdings, Ltd.	28,467	524,647
Marsh & McLennan Companies, Inc.	28,499	726,724
Willis Group Holdings, Ltd.	20,355	469,590
		2,706,657
Manufacturing - 6.01%
Harley-Davidson, Inc.	20,501	348,722
Pentair, Inc.	34,650	861,399
		1,210,121
Medical-Hospitals - 0.54%
Health Management Associates, Inc., Class A *	73,904	107,900
Office Furnishings & Supplies - 3.03%
Avery Dennison Corp.	19,600	609,560
Paper - 0.64%
Domtar Corp. *	91,380	127,932
TOTAL COMMON STOCKS (Cost $27,024,787)		$18,939,506

SHORT TERM INVESTMENTS - 1.77%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$357,000	$357,000
TOTAL SHORT TERM INVESTMENTS
(Cost $357,000)		$357,000
Total Investments (Value Fund)
(Cost $27,381,787) - 95.81%		$19,296,506
Other Assets in Excess of Liabilities - 4.19%		844,874
TOTAL NET ASSETS - 100.00%		$20,141,380

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.06%
Aerospace - 2.85%
Empresa Brasileira de Aeronautica SA, ADR	146,303	$2,272,085
United Technologies Corp.	127,196	6,172,822
		8,444,907
Air Travel - 0.91%
Copa Holdings SA, Class A	110,000	2,438,700
Gol-Linhas Aereas Inteligentes SA (a)	69,826	273,718
		2,712,418
Auto Services - 0.30%
RSC Holdings, Inc. *	109,064	887,781
Banking - 2.02%
PNC Financial Services Group, Inc.	113,500	5,989,395
Broadcasting - 0.21%
CBS Corp., Class B	93,455	622,410
Cable & Television - 0.05%
DISH Network Corp. *	13,000	144,040
Cellular Communications - 3.46%
America Movil SAB de CV, Series L, ADR	341,500	10,245,000
Chemicals - 3.55%
Celanese Corp., Series A	275,825	3,185,779
Lanxess AG	110,222	1,824,682
PPG Industries, Inc.	125,260	5,501,419
		10,511,880
Coal - 3.87%
Alpha Natural Resources, Inc. *	197,356	4,379,329
CONSOL Energy, Inc.	223,676	6,479,894
Foundation Coal Holdings, Inc.	42,600	607,902
		11,467,125
Commercial Services - 0.32%
AerCap Holdings NV *	202,013	935,320
Computers & Business Equipment - 2.72%
International Business Machines Corp.	99,000	8,078,400
Cosmetics & Toiletries - 1.54%
Avon Products, Inc.	215,955	4,556,651
Crude Petroleum & Natural Gas - 5.20%
Devon Energy Corp.	132,523	9,586,714
Noble Energy, Inc.	97,200	5,081,616
W&T Offshore, Inc.	54,000	756,000
		15,424,330
Electrical Utilities - 1.97%
Enel SpA	228,000	1,426,047
Entergy Corp.	52,000	4,425,200
		5,851,247
Energy - 0.22%
Rosetta Resources, Inc. *	85,342	642,625
Financial Services - 6.13%
Apollo Investment Corp. (a)	138,220	1,173,488
CIT Group, Inc. (a)	112,603	376,094
Goldman Sachs Group, Inc.	50,870	4,018,221
Invesco, Ltd. (a)	326,855	4,102,030
JPMorgan Chase & Company	181,000	5,730,460

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Morgan Stanley	189,000	$2,787,750
		18,188,043
Food & Beverages - 1.10%
Dean Foods Company *	220,707	3,213,494
Vintage Wine Trust, Inc. (h)	88,261	44,130
		3,257,624
Gas & Pipeline Utilities - 0.68%
El Paso Corp.	272,000	2,010,080
Healthcare Products - 2.24%
Baxter International, Inc.	125,383	6,632,761
Homebuilders - 0.22%
Centex Corp.	70,000	641,200
Household Appliances - 2.61%
Black & Decker Corp.	182,618	7,750,308
Household Products - 0.85%
Newell Rubbermaid, Inc.	188,710	2,521,166
Industrial Machinery - 1.53%
AGCO Corp. *	184,699	4,547,289
Industrials - 1.23%
Aecom Technology Corp. *	137,812	3,650,640
Insurance - 6.99%
ACE, Ltd.	217,123	11,344,677
Castlepoint Holdings, Ltd.	78,452	804,918
Genworth Financial, Inc., Class A	40,421	58,610
Loews Corp.	118,000	3,232,020
MetLife, Inc.	184,000	5,291,840
		20,732,065
International Oil - 8.07%
Anadarko Petroleum Corp.	112,320	4,610,736
ConocoPhillips	161,513	8,482,663
Murphy Oil Corp.	55,900	2,462,395
Petroleo Brasileiro SA, ADR	399,681	8,369,320
		23,925,114
Manufacturing - 4.21%
Eaton Corp.	111,727	5,177,429
Rockwell Automation, Inc.	104,781	3,263,928
Tyco International, Ltd.	193,210	4,038,089
		12,479,446
Metal & Metal Products - 2.37%
Companhia Vale Do Rio Doce, ADR * (a)	212,081	2,532,247
Southern Copper Corp. (a)	261,183	3,593,878
Sterlite Industries India, Ltd.	185,400	914,022
		7,040,147
Mining - 1.42%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	104,989	2,518,686
Grupo Mexico SA	2,683,949	1,683,858
		4,202,544
Petroleum Services - 1.90%
Hercules Offshore, Inc. *	93,014	541,341
PetroHawk Energy Corp. *	223,060	3,896,858

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Petroplus Holdings AG *	64,062	$1,199,880
		5,638,079
Pharmaceuticals - 3.43%
AmerisourceBergen Corp.	146,843	4,603,528
Bristol-Myers Squibb Company	268,171	5,551,140
		10,154,668
Railroads & Equipment - 3.71%
Union Pacific Corp.	219,874	11,002,495
Real Estate - 0.48%
DiamondRock Hospitality Company, REIT	205,740	765,353
Host Hotels & Resorts, Inc., REIT	85,772	645,005
		1,410,358
Retail Trade - 1.62%
The TJX Companies, Inc.	210,683	4,807,786
Steel - 0.96%
Schnitzer Steel Industries, Inc. (a)	105,200	2,840,400
Telecommunications Equipment &
Services - 1.96%
CommScope, Inc. *	140,000	1,580,600
DataPath, Inc. * (h)	80,000	20,000
Nokia Oyj, SADR	297,000	4,208,490
		5,809,090
Telephone - 4.66%
Harris Corp.	321,500	11,213,920
Windstream Corp.	294,000	2,604,840
		13,818,760
Tobacco - 5.02%
Lorillard, Inc.	246,161	14,875,509
Transportation - 0.06%
Omega Navigation Enterprises, Inc. (a)	28,468	181,911
Trucking & Freight - 1.42%
Ryder Systems, Inc.	117,515	4,219,964
TOTAL COMMON STOCKS (Cost $384,424,705)		$278,850,976

PREFERRED STOCKS - 0.68%
Chemicals - 0.19%
Celanese Corp., 4.25%	35,422	551,521
Financial Services - 0.49%
CIT Group, Inc., 7.75%	229,000	1,458,730
TOTAL PREFERRED STOCKS (Cost $4,553,723)		$2,010,251

SHORT TERM INVESTMENTS - 4.08%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$12,093,950	$12,093,950
TOTAL SHORT TERM INVESTMENTS
(Cost $12,093,950)		$12,093,950

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.80%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$8,302,035 on 12/1/2008,
collateralized by $6,320,000
Federal National Mortgage
Association, 7.25% due
05/15/2030 (valued at $8,468,800,
including interest)	$8,302,000	$8,302,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,302,000)		$8,302,000
Total Investments (Value & Restructuring Fund)
(Cost $409,374,378) - 101.62%		$301,257,177
Liabilities in Excess of Other Assets - (1.62)%		(4,813,030)
TOTAL NET ASSETS - 100.00%		$296,444,147

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.11%
Agriculture - 1.85%
Monsanto Company	16,300	$1,290,960
Air Travel - 2.96%
Alaska Air Group, Inc. *	10,200	234,090
AMR Corp. * (a)	52,300	459,194
Continental Airlines, Inc., Class B *	28,600	419,848
Delta Air Lines, Inc. *	83,225	733,212
JetBlue Airways Corp. *	41,600	217,984
		2,064,328
Apparel & Textiles - 0.49%
Carter's, Inc. *	18,200	344,162
Auto Services - 0.46%
Copart, Inc. *	12,100	322,707
Banking - 2.51%
Hancock Holding Company	8,200	353,502
Hudson City Bancorp, Inc.	47,100	787,041
TCF Financial Corp. (a)	36,607	611,337
		1,751,880
Biotechnology - 1.42%
Cephalon, Inc. * (a)	9,700	712,756
Charles River Laboratories International, Inc. *	12,100	275,880
		988,636
Business Services - 1.19%
FTI Consulting, Inc. *	11,661	639,489
URS Corp. *	5,000	189,800
		829,289
Cable & Television - 0.60%
DIRECTV Group, Inc. *	19,000	418,190
Chemicals - 1.40%
Syngenta AG	4,381	787,572

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Scotts Company, Class A	5,800	$187,688
		975,260
Colleges & Universities - 1.10%
Corinthian Colleges, Inc. *	47,800	768,624
Computers & Business Equipment - 0.49%
Diebold, Inc.	12,180	341,040
Construction & Mining Equipment - 0.82%
Carbo Ceramics, Inc. (a)	12,000	574,800
Containers & Glass - 0.51%
Pactiv Corp. *	14,300	357,357
Cosmetics & Toiletries - 0.85%
Chattem, Inc. *	8,200	595,074
Crude Petroleum & Natural Gas - 3.50%
EOG Resources, Inc.	6,200	527,124
Plains Exploration & Production Company *	22,581	522,750
Southwestern Energy Company *	20,900	718,333
Ultra Petroleum Corp. *	7,700	312,851
Whiting Petroleum Corp. *	9,500	363,850
		2,444,908
Domestic Oil - 1.05%
Continental Resources, Inc. * (a)	16,200	316,710
Range Resources Corp.	10,000	414,700
		731,410
Drugs & Health Care - 2.11%
CSL, Ltd.	14,900	341,739
Perrigo Company	32,900	1,132,089
		1,473,828
Educational Services - 5.43%
Apollo Group, Inc., Class A *	10,200	783,768
DeVry, Inc.	13,100	752,988
ITT Educational Services, Inc. *	20,500	1,846,640
Strayer Education, Inc.	1,700	407,337
		3,790,733
Electrical Utilities - 1.56%
Quanta Services, Inc. *	66,875	1,087,388
Electronics - 2.38%
Amphenol Corp., Class A	7,738	179,676
Thermo Fisher Scientific, Inc. *	41,600	1,484,288
		1,663,964
Energy - 1.04%
Energy Conversion Devices, Inc. * (a)	12,200	341,356
First Solar, Inc. *	3,100	387,004
		728,360
Financial Services - 4.29%
BlackRock, Inc.	2,800	351,988
Charles Schwab Corp.	32,500	595,725
Knight Capital Group, Inc. *	25,900	428,645
Lazard, Ltd., Class A	21,500	672,090
Stifel Financial Corp. *	12,781	549,711
UMB Financial Corp.	8,300	396,823
		2,994,982

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 3.65%
Campbell Soup Company	5,200	$166,660
Dean Foods Company *	17,700	257,712
H.J. Heinz Company	25,500	990,420
Kellogg Company	6,800	295,324
Ralcorp Holdings, Inc. *	10,700	669,392
TreeHouse Foods, Inc. *	7,000	166,530
		2,546,038
Furniture & Fixtures - 0.49%
Leggett & Platt, Inc.	23,400	341,640
Healthcare Products - 4.05%
Covidien, Ltd.	35,000	1,289,750
Edwards Lifesciences Corp. *	14,900	741,573
St. Jude Medical, Inc. *	15,400	431,662
Varian Medical Systems, Inc. *	9,000	363,240
		2,826,225
Healthcare Services - 7.29%
Cerner Corp. *	13,700	492,926
Express Scripts, Inc. *	29,300	1,685,043
Medco Health Solutions, Inc. *	44,200	1,856,400
Omnicare, Inc.	43,560	1,050,232
		5,084,601
Homebuilders - 0.87%
NVR, Inc. *	600	260,550
Toll Brothers, Inc. *	17,200	342,796
		603,346
Hotels & Restaurants - 1.30%
Panera Bread Company, Class A * (a)	20,400	906,576
Industrial Machinery - 0.81%
Briggs & Stratton Corp. (a)	27,500	387,200
Flowserve Corp.	3,600	181,188
		568,388
Industrials - 0.93%
Aecom Technology Corp. *	24,500	649,005
Insurance - 2.90%
ACE, Ltd.	8,000	418,000
Aon Corp.	18,500	838,050
Axis Capital Holdings, Ltd.	14,100	356,871
PartnerRe, Ltd.	5,900	412,764
		2,025,685
International Oil - 0.49%
Weatherford International, Ltd. *	26,700	340,959
Internet Content - 1.32%
Sohu.com, Inc. *	18,900	917,406
Internet Service Provider - 1.44%
Equinix, Inc. *	7,800	354,198
Netease.com, Inc., ADR *	35,300	649,520
		1,003,718
Internet Software - 1.49%
McAfee, Inc. *	18,300	555,039
Symantec Corp. *	40,400	486,012
		1,041,051

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 1.18%
Crown Holdings, Inc. *	51,401	$824,986
Petroleum Services - 2.52%
PetroHawk Energy Corp. *	79,714	1,392,604
Smith International, Inc.	12,600	368,424
		1,761,028
Pharmaceuticals - 1.79%
Alexion Pharmaceuticals, Inc. *	19,500	656,370
Celgene Corp. *	8,600	448,060
Onyx Pharmaceuticals, Inc. *	5,100	143,310
		1,247,740
Railroads & Equipment - 3.22%
CSX Corp.	17,600	655,424
Norfolk Southern Corp.	16,200	801,414
Union Pacific Corp.	15,800	790,632
		2,247,470
Retail Grocery - 1.44%
The Kroger Company	36,400	1,006,824
Retail Trade - 9.90%
BJ's Wholesale Club, Inc. * (a)	29,600	1,059,088
Children's Place Retail Stores, Inc. *	23,100	541,695
Dollar Tree, Inc. *	61,500	2,605,140
Family Dollar Stores, Inc.	37,900	1,052,862
PetSmart, Inc.	12,000	210,600
Ross Stores, Inc.	27,094	717,991
The TJX Companies, Inc.	26,000	593,320
Urban Outfitters, Inc. *	6,897	125,318
		6,906,014
Sanitary Services - 2.52%
Aqua America, Inc.	22,100	479,349
Waste Connections, Inc. *	45,322	1,279,440
		1,758,789
Semiconductors - 2.19%
Altera Corp.	23,400	344,214
Broadcom Corp., Class A *	29,800	456,238
Microsemi Corp. *	37,262	726,236
		1,526,688
Software - 2.03%
Activision Blizzard, Inc. *	91,200	1,067,040
Quest Software, Inc. *	26,000	347,100
		1,414,140
Telecommunications Equipment &
Services - 3.02%
American Tower Corp., Class A *	24,800	675,552
SBA Communications Corp. * (a)	90,588	1,430,385
		2,105,937
Trucking & Freight - 1.26%
FedEx Corp.	12,400	876,060
TOTAL COMMON STOCKS (Cost $75,556,071)		$67,068,194

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 1.79%
Investment Companies - 1.79%
Midcap SPDR Trust, Series 1 (a)	13,300	$1,244,880
TOTAL INVESTMENT COMPANIES (Cost $1,404,922)		$1,244,880

SHORT TERM INVESTMENTS - 8.20%
John Hancock Cash
Investment Trust, 1.6231% (c)(i)	$5,721,600	$5,721,600
TOTAL SHORT TERM INVESTMENTS
(Cost $5,721,600)		$5,721,600

REPURCHASE AGREEMENTS - 2.61%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$1,824,008 on 12/01/2008,
collateralized by $1,825,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at $1,861,500,
including interest)	$1,824,000	$1,824,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,824,000)		$1,824,000
Total Investments (Vista Fund)
(Cost $84,506,593) - 108.71%		$75,858,674
Liabilities in Excess of Other Assets - (8.71)%		(6,077,061)
TOTAL NET ASSETS - 100.00%		$69,781,613

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar

COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound

HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah

JPY	- Japanese Yen

MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar

PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona

THB	- Thai Baht
TRY	- Turkish Lira

USD	- US Dollar

ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts

BKNT	- Bank Note
CDO	- Collateralized Debt Obligation

EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note

IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note

NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC -	- Real Estate Mortgage Investment Conduit

SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on November 30, 2008
(f)	The subadviser is an affiliate of the adviser.
(g)	The Underlying Fund's subadviser is shown parenthetically.
(h)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.
(j)	Variable Rate Preferred
(k)	Loan will settle after period end, at which time the interest rate will be determined.
(l)	All or a portion of this position represents an unfunded loan commitment.
The coupon rate will be determined at time of settlement.
(m)	At November 30, 2008, all or a portion of this security was segregated at broker to cover margin requirements for open futures contracts.
**	Purchased on a forward commitment

The accompanying notes are an integral part of the financial statements.
301

Notes to the Schedule of Investments (Unaudited)

Security Valuation The net asset value of each Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Investments held by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust ("JHCIT"), an affiliate of the John Hancock Adviser, LLC ("JHA"), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Funds and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio or fund securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Certain Funds of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

The Funds adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund's fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities

• Level 2 - Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Funds' own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Funds' net assets as of November 30, 2008 and a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Absolute Return
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$3,973,569	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,973,569	-

Active Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$28,503,936	-
Level 2 - Other Significant Observable Inputs	560,994,330	-
Level 3 - Significant Unobservable Inputs	11,846,915	-
Total	$601,345,181	-

All Cap Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$295,270,542	($4,712,834)
Level 2 - Other Significant Observable Inputs	34,229,385	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$329,499,927	($4,712,834)

All Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$63,712,170	-
Level 2 - Other Significant Observable Inputs	14,440,314	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$78,152,484	-

All Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$92,427,821	-
Level 2 - Other Significant Observable Inputs	5,280,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$97,707,821	-

Alpha Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$195,536,134	-
Level 2 - Other Significant Observable Inputs	49,530,846	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$245,066,980	-

American Diversified Growth & Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$1,188,300	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,188,300	-

American Fundamental Holdings
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$1,198,928	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,198,928	-

American Global Diversification
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$1,193,597	-

Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,193,597	-

Blue Chip Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$1,101,684,774	-

Level 2 - Other Significant Observable Inputs	37,809,536	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,139,494,310	-

Capital Appreciation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$601,290,853	-

Level 2 - Other Significant Observable Inputs	37,538,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$638,828,853	-

Core Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	-	-

Level 2 - Other Significant Observable Inputs	$214,530,632	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$214,530,632	-

Core Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$4,574,902	-
Level 2 - Other Significant Observable Inputs	4,915,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,489,902	-

Emerging Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	-	(183,674)
Level 2 - Other Significant Observable Inputs	$2,708,000	-
Level 3 - Significant Unobservable Inputs	758,500	-
Total	$3,466,500	(183,674)

Emerging Markets Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$127,493,952	-

Level 2 - Other Significant Observable Inputs	233,179,884	-

Level 3 - Significant Unobservable Inputs	199,619	-
Total	$360,873,455	-

Emerging Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$22,428,083	-

Level 2 - Other Significant Observable Inputs	1,041,182	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$23,469,265	-

Equity-Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$596,422,821	-

Level 2 - Other Significant Observable Inputs	20,592,498	-

Level 3 - Significant Unobservable Inputs	1,629,836	-
Total	$618,645,155	-

Fundamental Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$879,381,639	-
Level 2 - Other Significant Observable Inputs	127,987,831	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,007,369,470	-

Global Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$8,031	7,201,992
Level 2 - Other Significant Observable Inputs	912,039,542	(33,689,237)
Level 3 - Significant Unobservable Inputs	10,231,478	-
Total	$922,279,051	(26,487,245)

Global Real Estate
	Investments in	Other Financial
Valuations Inputs:	Securities	Instruments*
Level 1-Quoted Prices	$168,213,838	-

Level 2 - Other Significant Observable Inputs	245,329,208	($3,687,123)

Level 3 - Significant Unobservable Inputs	-	-
Total	$413,543,046	($3,687,123)

High Income
	Investments in	Other Financial
Valuations Inputs:	Securities	Instruments*
Level 1-Quoted Prices	$42,855,203	-

Level 2 - Other Significant Observable Inputs	246,020,283	$590,515

Level 3 - Significant Unobservable Inputs	30,703,188	(13,096,720)
Total	$319,578,674	($12,506,205)

High Yield
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$75,953,002	-

Level 2 - Other Significant Observable Inputs	1,094,083,830	-

Level 3 - Significant Unobservable Inputs	14,349,704	-
Total	$1,184,386,536	-

Index 500
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$2,026,104,960	$6,283,873

Level 2 - Other Significant Observable Inputs	91,512,155	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$2,117,617,115	$6,283,873

International Equity Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$48,274,818	($3,115,588)

Level 2 - Other Significant Observable Inputs	288,136,360	(467,337)

Level 3 - Significant Unobservable Inputs	422,699	-
Total	$336,833,877	($3,582,925)

International Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$120,691,732	-

Level 2 - Other Significant Observable Inputs	419,018,163	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$539,709,895	-

International Small Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$31,329,619	-

Level 2 - Other Significant Observable Inputs	211,917,043	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$243,246,662	-

International Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$34,004,228	-

Level 2 - Other Significant Observable Inputs	228,098,402	-

Level 3 - Significant Unobservable Inputs	241,803	-
Total	$262,344,433	-

International Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$91,945,920	-

Level 2 - Other Significant Observable Inputs	792,773,978	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$884,719,898	-

Investment Quality Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$5,424,500	($19,405)

Level 2 - Other Significant Observable Inputs	146,823,550	(59,451)

Level 3 - Significant Unobservable Inputs	22,342	-
Total	$152,270,392	($78,856)

Large Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$173,082,473	-

Level 2 - Other Significant Observable Inputs	2,462,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$175,544,473	-

Large Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$403,446,923	-

Level 2 - Other Significant Observable Inputs	338,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$403,784,923	-

Mid Cap Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$289,987,817	($3,644,362)

Level 2 - Other Significant Observable Inputs	47,877,238	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$337,865,055	($3,644,362)

Mid Cap Intersection
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$127,223,065	$626,253

Level 2 - Other Significant Observable Inputs	9,949,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$137,172,065	$626,253

Mid Cap Stock
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$426,489,407	-

Level 2 - Other Significant Observable Inputs	38,882,227	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$465,371,634	-

Mid Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$103,547,965	-

Level 2 - Other Significant Observable Inputs	5,855,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$109,402,965	-

Mid Cap Value Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$62,378,300	-

Level 2 - Other Significant Observable Inputs	2,437,761	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$64,816,061	-

Natural Resources
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$319,710,365	-

Level 2 - Other Significant Observable Inputs	61,735,898	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$381,446,263	-

Optimized All Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$3,155,683	-

Level 2 - Other Significant Observable Inputs	130,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,285,683	-

Real Estate Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$156,432,738	-
Level 2 - Other Significant Observable Inputs	11,033,383	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$167,466,121	-

Real Estate Securities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$58,074,390	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$58,074,390	-

Real Return Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$5,619,494	$17,570,843

Level 2 - Other Significant Observable Inputs	1,246,891,551	(41,915,080)

Level 3 - Significant Unobservable Inputs	622,749	-
Total	$1,253,133,794	($24,344,237)

Small Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	85,835,436	-

Level 2 - Other Significant Observable Inputs	2,532,000	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$88,367,436	-

Small Cap Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$83,746,162	($171,875)

Level 2 - Other Significant Observable Inputs	6,954,680	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$90,700,842	($171,875)

Small Cap Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$97,126,906	-

Level 2 - Other Significant Observable Inputs	3,542,000	-

Level 3 - Significant Unobservable Inputs	25,856	-
Total	$100,694,762	-

Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$39,449,391	-
Level 2 - Other Significant Observable Inputs	377,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,826,391	-

Small Company Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$120,580,346	-
Level 2 - Other Significant Observable Inputs	2,877,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$123,457,346	-

Small Company Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$372,422,696	-

Level 2 - Other Significant Observable Inputs	7,593,602	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$380,016,298	-

Smaller Company Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$99,568,050	$34,100

Level 2 - Other Significant Observable Inputs	5,869,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$105,437,050	$34,100

Spectrum Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$168,516,947	$530,931

Level 2 - Other Significant Observable Inputs	755,971,842	1,013,358

Level 3 - Significant Unobservable Inputs	1,176,059	-
Total	$925,664,848	$1,544,289

Strategic Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$1,824,536	$2,652,302

Level 2 - Other Significant Observable Inputs	475,237,584	(676,907)

Level 3 - Significant Unobservable Inputs	10,459,262	-
Total	$487,521,382	$1,975,395

Strategic Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$16,331,557	-

Level 2 - Other Significant Observable Inputs	356,424,688	$18,241,305

Level 3 - Significant Unobservable Inputs	10,374,290	(1,381,678)
Total	$383,130,535	$16,859,627

Total Bond Market
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	-	-

Level 2 - Other Significant Observable Inputs	$550,364,886	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$550,364,886	-

Total Return
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$13,705,402	$47,617,010

Level 2 - Other Significant Observable Inputs	2,418,538,442	(71,016,064)

Level 3 - Significant Unobservable Inputs	-	-
Total	$2,432,243,844	($23,399,054)

U.S. Government Securities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$36,416	($469,996)

Level 2 - Other Significant Observable Inputs	181,276,723	-

Level 3 - Significant Unobservable Inputs	3,385,724	-
Total	$184,698,863	($469,996)

U.S. High Yield Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$3,444,000	-

Level 2 - Other Significant Observable Inputs	427,146,277	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$430,590,277	-

U.S. Multi Sector
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$474,149,257	$6,462,491

Level 2 - Other Significant Observable Inputs	46,918,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$521,067,257	$6,462,491

Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$19,296,506	-

Level 2 - Other Significant Observable Inputs	-	-

Level 3 - Significant Unobservable Inputs	-	-
Total	$19,296,506	-

Value & Restructuring
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$288,440,438	-

Level 2 - Other Significant Observable Inputs	12,752,608	-

Level 3 - Significant Unobservable Inputs	64,131	-
Total	301,257,177	-

Vista
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*
Level 1 - Quoted Prices	$72,905,363	-

Level 2 - Other Significant Observable Inputs	2,953,311	$9,770
Level 3 - Significant Unobservable Inputs	-	-
Total	$75,858,674	$9,770

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$15,261,255	-

Accrued discounts/premiums	17,201	-

Realized gain (loss)	12,839	-
Change in unrealized appreciation
(depreciation)	(4,676,071)	-

Net purchases (sales)	(439,062)	-

Transfers in and/or out of Level 3	1,670,753	-
Balance as of 11/30/08	$11,846,915	-

Core Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$1,439,613	-

Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	-	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	(1,439,613)	-
Balance as of 11/30/08	-	-

Emerging Growth
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$1,272,230	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(513,730)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 11/30/08	$758,500	-

Emerging Markets Value
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$148,620	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(99,070)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	150,069	-
Balance as of 11/30/08	$199,619	-

Emerging Small Company
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	($39,208)	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	39,208	-
Balance as of 11/30/08	-	-

Equity Income
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$5,492,346	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(1,854,815)	-

Net purchases (sales)	(2,007,695)	-

Transfers in and/or out of Level 3	-	-
Balance as of 11/30/08	$1,629,836	-

Fundmental Value
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$2,457,280	-

Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	-	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	(2,457,280)	-
Balance as of 11/30/08	-	-

Global Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$20,375,886	-

Accrued discounts/premiums	(9,712)	-

Realized gain (loss)	(88,600)	-
Change in unrealized appreciation
(depreciation)	(1,320,058)	-

Net purchases (sales)	(437,791)	-

Transfers in and/or out of Level 3	(8,288,247)	-
Balance as of 11/30/08	$10,231,478	-

High Income
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$37,575,120	-

Accrued discounts/premiums	102,298	-

Realized gain (loss)	(153,745)	-
Change in unrealized appreciation
(depreciation)	(9,571,447)	($9,573,620)

Net purchases (sales)	4,871,105	(3,523,100)

Transfers in and/or out of Level 3	(2,120,143)	-
Balance as of 11/30/08	$30,703,188	($13,096,720)

High Yield
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$5,849,979

Accrued discounts/premiums	60,735

Realized gain (loss)	(25,975)
Change in unrealized appreciation
(depreciation)	(6,025,434)

Net purchases (sales)	4,401,301

Transfers in and/or out of Level 3	10,089,098
Balance as of 11/30/08	$14,349,704	-

International Equity Index
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$49,973
Accrued discounts/premiums	-

Realized gain (loss)	(36,913)
Change in unrealized appreciation
(depreciation)	(96,055)

Net purchases (sales)	22,947

Transfers in and/or out of Level 3	482,747
Balance as of 11/30/08	$422,699	-

International Small Company
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$839,314	-
Accrued discounts/premiums	-	-

Realized gain (loss)	(503)	-
Change in unrealized appreciation
(depreciation)	(430,501)	-

Net purchases (sales)	(5,490)	-

Transfers in and/or out of Level 3	(161,017)	-
Balance as of 11/30/08	$241,803	-

Investment Quality Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$22,342	-
Accrued discounts/premiums	280	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(280)	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	-	-
Balance as of 11/30/08	$22,342	-

Real Return Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$585,998	-
Accrued discounts/premiums	10	-
Realized gain (loss)	471	-
Change in unrealized appreciation
(depreciation)	(110,005)	-

Net purchases (sales)	(77,513)	-

Transfers in and/or out of Level 3	223,788	-
Balance as of 11/30/08	$622,749	-

Small Cap Opportunities
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$156,600	-
Accrued discounts/premiums	-	-

Realized gain (loss)	(10,296)	-
Change in unrealized appreciation
(depreciation)	(119,709)	-

Net purchases (sales)	(739)	-

Transfers in and/or out of Level 3	-	-
Balance as of 11/30/08	$25,856	-

Spectrum Income
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$2,456,779	-
Accrued discounts/premiums	956	-

Realized gain (loss)	(30,373)	-
Change in unrealized appreciation
(depreciation)	(776,248)	-

Net purchases (sales)	(240,253)	-

Transfers in and/or out of Level 3	(234,802)	-
Balance as of 11/30/08	$1,176,059	-

Strategic Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$11,286,509	-

Accrued discounts/premiums	548,876	-

Realized gain (loss)	(24,587)	-
Change in unrealized appreciation
(depreciation)	(4,093)	-

Net purchases (sales)	(38,664)	-

Transfers in and/or out of Level 3	(1,308,779)	-
Balance as of 11/30/08	$10,459,262	-

Strategic Income
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$7,455,685	-

Accrued discounts/premiums	16,299	-

Realized gain (loss)	1,692,182	-
Change in unrealized appreciation
(depreciation)	205,294	($839,343)

Net purchases (sales)	(1,931,428)	(542,335)

Transfers in and/or out of Level 3	2,936,258	-
Balance as of 11/30/08	$10,374,290	($1,381,678)

Total Return
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$15,899,500	-
Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	-	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	(15,899,500)	-
Balance as of 11/30/08	-	-

U.S. Government Securities
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$3,094,073	-
Accrued discounts/premiums	184	-

Realized gain (loss)	1,601	-
Change in unrealized appreciation
(depreciation)	146,894	-

Net purchases (sales)	(297,143)	-

Transfers in and/or out of Level 3	440,115	-
Balance as of 11/30/08	$3,385,724	-

Value & Restructuring
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$208,261	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	67,696	-

Net purchases (sales)	(211,826)	-
Transfers in and/or out of Level 3	-	-
Balance as of 11/30/08	$64,131	-

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Options All Funds may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently "marked -to-market" to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written) . If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

A Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently "marked -to-market" to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund's exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options outstanding as of November 30, 2008:

Options on Exchange -Traded Futures Contracts

Number of
Fund	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value
Global Bond	Puts

	Eurodollar Futures	$97.125	Dec 2008	263	$106,330	($6,575)
	Eurodollar Futures	97.50	Mar 2009	610	251,588	(202,062)
	Eurodollar Futures	97.25	Mar 2009	427	129,957	(101,412)
	Eurodollar Futures	97.25	Jun 2009	305	196,713	(125,813)
	Eurodollar Futures	97.00	Dec 2008	98	40,180	(1,225)
	U.S. Treasury 10-Year Note Futures	116.50	Dec 2008	43	20,049	(11,422)
				1,746	$744,817	($448,509)

High Income	Calls
	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	98,000,000	$1,715,000	($6,548,360)
	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	98,000,000	1,808,100	(6,548,360)
				196,000,000	$3,523,100	($13,096,720)

Spectrum Income	Calls
	U.S. Treasury 30-Year Bond Futures	$127.00	Dec 2008	5	$9,821	($17,266)
				5	$9,821	($17,266)

Strategic Bond	Calls
	Eurodollar Futures	$96.50	Dec 2008	21	$13,808	($72,188)
	Eurodollar Futures	97.75	Mar 2009	15	17,182	(19,406)
	Eurodollar Futures	97.50	Mar 2009	29	9,868	(51,475)
				65	$40,858	($143,069)
	Puts
	U.S. Treasury 10-Year Note Futures	$116.00	Feb 2009	98	$198,621	($79,625)
				98	$198,621	($79,625)

Strategic Income	Calls
	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	10,450,000	$274,835	($698,269)
	U.S. Dollar versus Canadian Dollar	$1.30	Feb 2010	10,700,000	267,500	(683,409)
				21,150,000	$542,335	($1,381,678)

U.S. Government Securities	Calls
	Eurodollar Futures	$97.625	Sep 2009	114	$88,330	($206,625)
				114	$88,330	($206,625)

Interest Rate Swaptions

				Pay/Receive				Notional
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date		Amount	Premium	Value
Global Bond	Calls
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-LIBOR	Receive	5.29%	Jun 2009	EUR	7,700,000	$102,350	($415,824)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	4,400,000	110,440	(271,689)
	5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	55,100,000	1,321,711	(3,708,368)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	16,300,000	548,332	(1,862,963)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	3,100,000	102,300	(270,786)

	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	11,100,000	339,858	(1,054,618)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	20,400,000	667,948	(1,781,946)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	24,700,000	661,415	(3,367,808)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	12,300,000	333,330	(1,677,086)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	5,400,000	149,715	(736,282)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.15%	Sep 2009	USD	19,300,000	560,424	(2,443,191)
	30-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	4.65%	Jan 2009	USD	4,200,000	55,230	(1,307,170)
								184,000,000	$4,953,053	($18,897,731)
	Puts
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-LIBOR	Receive	5.29%	Jun 2009	EUR	7,700,000	$102,350	($878)
	30-Year Interest Rate Swap	Citibank N.A.	6 Month EUR-LIBOR	Receive	5.20%	Dec 2008	EUR	2,000,000	45,730	(1)
	30-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	5.65%	Jan 2009	USD	4,200,000	75,810	(2,156)
								13,900,000	$223,890	($3,035)

Real Return Bond	Calls
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	11,700,000	$308,295	($817,487)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	200,000	5,020	(12,349)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	8,000,000	168,000	(360,222)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	4,700,000	118,205	(211,630)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	800,000	24,494	(76,008)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	1,100,000	36,370	(96,085)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	5,000,000	160,750	(636,799)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	6,000,000	188,670	(764,158)
								37,500,000	$1,009,804	($2,974,738)
	Puts
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	5,000,000	$160,750	($58,220)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	6,000,000	188,670	(69,864)
								11,000,000	$349,420	($128,084)

Total Return	Calls
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	33,900,000	839,730	(2,368,617)
	5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.20%	Jul 2009	USD	9,000,000	198,900	(575,108)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	11,300,000	283,630	(697,746)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	90,500,000	2,321,033	(7,298,354)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	11,500,000	310,500	(927,415)
	7-Year Interest Rate Swap	Royal Bank of Canada	3 Month USD-LIBOR	Receive	4.60%	Feb 2009	USD	17,200,000	552,120	(1,706,034)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	37,000,000	1,115,550	(2,908,585)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	7,900,000	260,700	(690,067)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	28,900,000	$884,856	($2,745,806)
	7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	52,900,000	1,732,233	(4,620,831)
								300,100,000	$8,499,252	($24,538,563)

Securities Lending The Funds, except Absolute Return and the American Funds, may lend portfolio securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities it has loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required cash collateral is delivered to the Funds on the next business day. Cash collateral received is invested in the JHCIT. The Funds may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Funds bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Mortgage Dollar Rolls All Funds, with the exception of the Absolute Return Portfolio, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the "drop") as well as the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation -Indexed Bonds All Funds of the Trust with the exception of the Absolute Return Portfolio, may invest in inflation -indexed bonds. Inflation -indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation -indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation.

Short Sales Certain Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales "against the box.'' In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Futures All Funds may purchase and sell financial futures contracts and options on those contracts. The Funds may invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Initial margin deposits required upon entering into futures contracts are satisfied by the pledging of specific securities or cash as collateral at the broker (the Funds' agent in acquiring the futures position) . If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at November 30, 2008:

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

All Cap Core	Russell E-mini 2000 Index Futures	391	Long	Dec 2008	$18,482,570	($5,723,738)
	S&P 500 E-mini Futures	335	Long	Dec 2008	14,996,275	1,010,904
						($4,712,834)

Emerging Growth	S&P 500 E-mini Futures	62	Long	Dec 2008	$2,775,430	($183,674)
						($183,674)

Global Bond	10-Year Canada Government Bond Futures	21	Long	Mar 2009	$2,040,058	$16,594
	10-Year German Euro-Bund Futures	9	Long	Dec 2008	1,388,948	42,870
	90-Day Sterling Futures	28	Long	Dec 2009	5,240,182	28,295
	90-Day Sterling Futures	22	Long	Mar 2010	4,110,942	25,879
	90-Day Sterling Futures	22	Long	Jun 2010	4,100,157	26,900
	EURIBOR Futures	375	Long	Dec 2008	114,922,636	1,880,597
	EURIBOR Futures	40	Long	Dec 2009	12,358,784	297,297
	Eurodollar Futures	194	Long	Dec 2008	47,469,375	155,200
	Eurodollar Futures	85	Long	Jun 2009	20,840,938	81,400
	Eurodollar Futures	336	Long	Sep 2009	82,349,400	261,925
	Eurodollar Futures	863	Long	Dec 2009	211,283,975	1,107,012
	Eurodollar Futures	452	Long	Mar 2010	110,643,950	819,513
	Eurodollar Futures	353	Long	Jun 2010	86,312,913	674,362
	Eurodollar Futures	50	Long	Sep 2010	12,203,750	131,875
	U.K. Treasury 30-Year Bond Futures	28	Long	Mar 2009	5,027,991	13,965
	U.S. Treasury 30-Year Bond Futures	296	Long	Dec 2008	38,054,500	3,166,273
	U.S. Treasury 30-Year Bond Futures	34	Long	Mar 2009	4,334,469	15,937
	2-Year German Euro-Schatz Futures	5	Short	Mar 2009	678,764	953
	5-Year German Euro-Bobl Futures	82	Short	Dec 2008	11,930,804	(230,970)
	10-Year Japan Government Bond Futures	3	Short	Dec 2008	4,375,222	(36,099)
	Australia Treasury 10-Year Bond Futures	84	Short	Dec 2008	6,128,376	(431,360)
	Australia Treasury 3-Year Bond Futures	123	Short	Dec 2008	8,613,399	(397,917)
						$7,650,501

Index 500	S&P 500 Index Futures	250	Long	Dec 2008	$55,956,250	$6,283,873
						$6,283,873

International Equity Index	CAC 40 10 Euro Index Futures	42	Long	Dec 2008	$1,741,702	($481,638)
	DAX Index Futures	6	Long	Dec 2008	889,890	(260,148)
	FTSE 100 Index Futures	32	Long	Dec 2008	2,109,822	(384,419)
	FTSE/JSE Top 40 Index Futures	34	Long	Dec 2008	660,200	(140,614)
	Hang Seng Stock Index Futures	4	Long	Dec 2008	360,976	26,511
	IBEX 35 Index Futures	6	Long	Dec 2008	679,400	44,307
	MSCI Taiwan Stock Index Futures	96	Long	Dec 2008	1,621,440	83,517
	OMX 30 Stock Index Futures	67	Long	Dec 2008	530,065	8,880
	S&P TSE 60 Index Futures	13	Long	Dec 2008	1,180,503	(414,514)
	Share Price Index 200 Futures	17	Long	Dec 2008	1,039,886	(292,155)
	Topix Index Futures	34	Long	Dec 2008	2,965,261	(1,305,315)
						($3,115,588)

Investment Quality Bond	U.S. Treasury 10-Year Note Futures	1	Long	Mar 2009	$120,969	$1,623

	U.S. Treasury 30-Year Bond Futures	17	Short	Mar 2009	2,167,234	(21,028)
						($19,405)

Mid Cap Index	S&P Mid Cap 400 E-mini Index Futures	993	Long	Dec 2008	$51,040,200	($3,644,362)
						($3,644,362)

Mid Cap Intersection	S&P Mid Cap 400 E-mini Index Futures	80	Long	Dec 2008	$4,112,000	$626,253
						$626,253

Real Return Bond	2-Year German Euro-Schatz Futures	91	Long	Mar 2009	$12,353,511	$9,580
	90-Day Sterling Futures	195	Long	Dec 2008	36,244,831	596,517
	90-Day Sterling Futures	51	Long	Mar 2009	9,546,578	252,488
	90-Day Sterling Futures	239	Long	Jun 2009	44,843,560	1,442,336
	EURIBOR Futures	76	Long	Dec 2008	23,290,988	231,739
	EURIBOR Futures	58	Long	Mar 2009	17,929,448	285,545
	EURIBOR Futures	275	Long	Jun 2009	85,233,048	1,409,535
	EURIBOR Futures	62	Long	Sep 2009	19,210,270	342,654
	EURIBOR Futures	62	Long	Dec 2009	19,156,115	299,330
	Eurodollar Futures	376	Long	Dec 2008	92,002,500	838,337
	Eurodollar Futures	666	Long	Mar 2009	163,303,200	4,086,100
	Eurodollar Futures	827	Long	Jun 2009	202,770,063	4,313,125
	Eurodollar Futures	825	Long	Sep 2009	202,197,188	4,872,437
	Eurodollar Futures	141	Long	Dec 2009	34,520,325	552,712
	Eurodollar Futures	207	Long	Mar 2010	50,671,013	633,062
	Eurodollar Futures	15	Long	Jun 2010	3,667,688	12,563
	U.S. Treasury 2-Year Note Futures	8	Long	Mar 2009	1,734,500	5,625
	U.S. Treasury 10-Year Note Futures	7	Long	Dec 2008	860,234	19,797
	10-Year German Euro-Bund Futures	223	Short	Dec 2008	34,415,049	(2,026,610)
	10-Year Japan Government Bond Futures	21	Short	Dec 2008	30,626,556	(275,610)
	U.K. Treasury 30-Year Bond Futures	37	Short	Dec 2008	6,686,240	(330,419)
						$17,570,843

Small Cap Index	Russell E-mini 2000 Index Futures	187	Long	Dec 2008	$8,839,490	($171,875)
						($171,875)

Smaller Company Growth	Russell E-mini 2000 Index Futures	35	Long	Dec 2008	$1,654,450	$34,100
						$34,100

Spectrum Income	2-Year German Euro-Schatz Futures	47	Long	Dec 2008	$6,361,874	$130,927
	5-Year German Euro-Bobl Futures	34	Long	Dec 2008	4,946,919	177,893
	U.S. Treasury 10-Year Note Futures	36	Long	Mar 2009	4,354,875	26,856
	U.S. Treasury 30-Year Bond Futures	7	Long	Mar 2009	892,391	12,496
	10-Year Canada Government Bond Futures	30	Short	Mar 2009	2,914,369	(35,801)
	10-Year German Euro-Bund Futures	1	Short	Dec 2008	154,328	(7,369)
	Euro Currency Futures	24	Short	Dec 2008	3,810,000	338,486
	U.K. Treasury 30-Year Bond Futures	5	Short	Mar 2009	897,855	(308)
	U.S. Treasury 2-Year Note Futures	3	Short	Mar 2009	650,438	(5,637)
	U.S. Treasury 5-Year Note Futures	17	Short	Mar 2009	1,984,059	(28,729)

	U.S. Treasury 10-Year Note Futures	12	Short	Dec 2008	1,474,688	(77,883)
						$530,931

Strategic Bond	10-Year German Euro-Bund Futures	197	Long	Dec 2008	$30,402,532	$1,574,257
	90-Day Sterling Futures	38	Long	Mar 2009	7,113,136	243,282
	Eurodollar Futures	5	Long	Mar 2009	1,226,000	(835)
	Eurodollar Futures	159	Long	Mar 2009	38,986,800	470,405
	Eurodollar Futures	123	Long	Jun 2009	30,158,063	225,912
	Eurodollar Futures	25	Long	Sep 2009	6,127,188	61,700
	U.K. Treasury 30-Year Bond Futures	14	Long	Mar 2009	2,516,579	17,509
	U.S. Treasury 5-Year Note Futures	715	Long	Mar 2009	83,448,321	1,174,314
	U.S. Treasury 30-Year Bond Futures	9	Long	Mar 2009	1,147,359	46,928
	Euro Currency Futures	25	Short	Dec 2008	3,968,750	393,731
	U.S. Treasury 10-Year Note Futures	551	Short	Mar 2009	66,653,781	(1,554,901)
						$2,652,302

Total Return	90-Day Sterling Futures	310	Long	Dec 2008	$57,619,987	$1,210,549
	90-Day Sterling Futures	646	Long	Mar 2009	120,923,316	3,993,651
	90-Day Sterling Futures	433	Long	Jun 2009	81,243,771	2,764,842
	90-Day Sterling Futures	37	Long	Dec 2009	6,924,526	153,987
	EURIBOR Futures	150	Long	Dec 2008	45,969,054	811,392
	EURIBOR Futures	101	Long	Mar 2009	31,221,970	833,351
	EURIBOR Futures	60	Long	Jun 2009	18,596,301	529,374
	Eurodollar Futures	4,064	Long	Dec 2008	994,410,000	18,396,950
	Eurodollar Futures	2,350	Long	Mar 2009	576,220,000	10,339,212
	Eurodollar Futures	1,298	Long	Jun 2009	318,253,375	4,221,112
	Eurodollar Futures	629	Long	Sep 2009	154,160,038	2,071,138
	Eurodollar Futures	517	Long	Dec 2009	126,574,525	1,702,600
	Eurodollar Futures	375	Long	Mar 2010	91,795,313	1,479,400
	Eurodollar Futures	18	Long	Jun 2010	4,401,225	79,200
	Eurodollar Futures	18	Long	Sep 2010	4,393,350	82,900
	U.S. Treasury 2-Year Notes Futures	50	Long	Dec 2008	10,918,750	84,375
	U.S. Treasury 2-Year Notes Futures	31	Long	Mar 2009	6,721,188	21,797
	U.S. Treasury 5-Year Note Futures	36	Long	Dec 2008	4,296,375	173,531
	U.S. Treasury 5-Year Note Futures	11	Long	Mar 2009	1,283,820	7,133
	U.S. Treasury 10-Year Note Futures	279	Short	Dec 2008	34,286,484	(1,339,484)
						$47,617,010

U.S. Government Securities	Eurodollar Futures	22	Long	Dec 2008	$5,383,125	$52,690
	Eurodollar Futures	111	Long	Mar 2009	27,217,200	331,905
	Eurodollar Futures	114	Long	Sep 2009	27,939,975	389,830
	U.S. Treasury 2-Year Notes Futures	145	Long	Mar 2009	31,437,813	277,472
	U.S. Treasury 5-Year Note Futures	554	Long	Mar 2009	64,657,860	893,530
	U.S. Treasury 10-Year Note Futures	363	Short	Mar 2009	43,911,656	(1,957,922)
	U.S. Treasury 30-Year Bond Futures	28	Short	Mar 2009	3,569,563	(250,876)
						($263,371)

U.S. Multi Sector	S&P 500 E-mini Futures	1,012	Long	Dec 2008	$45,302,180	$6,462,491

$6,462,491

Swap contracts

The Fund may enter into interest rate, credit default, cross- currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund's income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the fund will hold cash or identify securities equal to the net amount, if any, of the Fund's obligations with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Upfront payments made/received by the Fund period represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions including credit spreads, currency exchange rates, interest rates, and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Interest Rate Swap Agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap", (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor", (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

The Funds had the following interest rate swap contracts open at November 30, 2008:

							Unamortized	Unrealized
					Payments Received		Upfront Payment	Appreciation
Fund	Counterparty	Notional Amount	Currency	Payments Made by Fund	by Fund	Termination Date	Made (Received)	(Depreciation)	Market Value
Global Bond
	Bank of America N.A.	12,500,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	($124,109)	($795,261)	($919,370)
	Bank of America N.A.	7,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(13,140)	(2,847,844)	(2,860,984)
	Barclays Bank PLC	30,900,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(134,611)	125,723	(8,888)
	Barclays Bank PLC	29,300,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2013	137,710	1,514,224	1,651,934
	Barclays Bank PLC	5,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	36,468	507,125	543,593
	Barclays Bank PLC	30,000,000	SEK	3 Month STIBOR	Fixed 4.500%	Mar 2014	(31,230)	247,223	215,993
	Barclays Bank PLC	3,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2019	122,213	85,484	207,697
	Barclays Bank PLC	6,400,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	121,280	(546,872)	(425,592)

Barclays Bank PLC	1,130,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(207,170)	(1,207,655)	(1,414,825)
Barclays Bank PLC	5,000,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	360,540	(617,735)	(257,195)
Barclays Bank PLC	9,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	167,140	(3,630,436)	(3,463,296)
Barclays Bank PLC	8,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(466,250)	(963,177)	(1,429,427)
BNP Paribas	1,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(20,100)	(508,933)	(529,033)
Citibank N.A	14,000,000	EUR	6 Month EURIBOR	Fixed 3.500%	Sep 2010	(35,385)	50,124	14,739
Citibank N.A	2,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(106,122)	310,960	204,838
Citibank N.A	2,000,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(60,858)	(192,507)	(253,365)
Citibank N.A	1,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	21,047	(510,426)	(489,379)
Credit Suisse International	3,200,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(4,357)	354,721	350,364
Credit Suisse International	10,300,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	(13,114)	673,001	659,887
Credit Suisse International	9,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	29,442	742,040	771,482
Deutsche Bank AG	9,400,000	AUD	6 Month BBR-BBSW	Fixed 5.250%	Mar 2011	2,594	138,753	141,347
Deutsche Bank AG	14,800,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(46,532)	709,940	663,408
Deutsche Bank AG	400,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(14,057)	43,335	29,278
Deutsche Bank AG	17,300,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2013	253,964	721,410	975,374
Deutsche Bank AG	5,400,000	AUD	6 Month BBR-BBSW	Fixed 7.0%	Jun 2014	139,072	184,612	323,684
Deutsche Bank AG	300,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	7,002	(25,643)	(18,641)
Deutsche Bank AG	400,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(62,573)	(158,544)	(221,117)
Deutsche Bank AG	14,000,000	EUR	6 Month EURIBOR	Fixed 4.250%	Mar 2019	278,342	166,804	445,146
Deutsche Bank AG	900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(73,665)	(265,136)	(338,801)
Goldman Sachs	7,800,000	EUR	6 Month EURIBOR	Fixed 4.45%	Mar 2014	1,897	434,627	436,524
Goldman Sachs	3,500,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(244,313)	(844,872)	(1,089,185)
HSBC Bank	18,200,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2012	(110,574)	543,999	433,425
HSBC Bank	4,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	(18,056)	469,515	451,459
HSBC Bank	3,200,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2017	21,040	(142,121)	(121,081)
HSBC Bank	600,000	GBP	Fixed 5.500%	6 Month LIBOR	Sep 2018	17,591	(123,128)	(105,537)
JPMorgan Chase Bank	35,800,000	EUR	6 Month EURIBOR	Fixed 3.00%	Sep 2011	(4,233)	-	(4,233)
JPMorgan Chase Bank	9,900,000	EUR	Fixed 3.750%	6 Month EURIBOR	Sep 2016	26,107	-	26,107
JPMorgan Chase Bank	18,200,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2019	(311,879)	1,361,901	1,050,022
JPMorgan Chase Bank	5,600,000	CAD	3 Month BA-CDOR	Fixed 5.750%	Dec 2028	(14,011)	378,831	364,820
JPMorgan Chase Bank	20,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(1,266,539)	(5,175,211)	(6,441,750)
Merrill Lynch Capital Services, Inc.	108,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(4,673,563)	(12,752,600)	(17,426,163)
Merrill Lynch Capital Services, Inc.	1,300,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	21,905	(108,353)	(86,448)
Morgan Stanley Capital Services Inc.	123,900,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(488,630)	430,245	(58,385)
Morgan Stanley Capital Services Inc.	1,190,000,000	JPY	Fixed 1.500%	6 Month LIBOR	Dec 2010	21,527	(192,375)	(170,848)
Morgan Stanley Capital Services Inc.	3,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(127,615)	376,347	248,732
Morgan Stanley Capital Services Inc.	1,300,000,000	JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	-	(712,354)	(712,354)
Morgan Stanley Capital Services Inc.	11,600,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	1,833,206	1,611,217	3,444,423
Morgan Stanley Capital Services Inc.	5,200,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(363,869)	821,531	457,662
Morgan Stanley Capital Services Inc.	310,000,000	JPY	Fixed 2.250%	6 Month LIBOR	Jun 2036	40,823	(305,467)	(264,644)
Morgan Stanley Capital Services Inc.	4,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(157,476)	(1,611,816)	(1,769,292)
Royal Bank of Scotland PLC	770,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2013	128,161	-	128,161
Royal Bank of Scotland PLC	7,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(545,278)	(2,428,639)	(2,973,917)
Royal Bank of Scotland PLC	14,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2016	(2,460)	1,541,342	1,538,882
Royal Bank of Scotland PLC	8,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(547,192)	(737,686)	(1,284,878)
Royal Bank of Scotland PLC	26,300,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	291,828	(2,040,746)	(1,748,918)
Royal Bank of Scotland PLC	1,700,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(121,079)	270,699	149,620

Royal Bank of Scotland PLC	230,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	57,494	(387,971)	(330,477)
UBS AG	2,690,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	(79,536)	579,366	499,830
UBS AG	390,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(61,203)	(154,386)	(215,589)
UBS AG	45,700,000	AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	(159,875)	2,116,174	1,956,299
						($6,572,261)	($22,476,621)	($29,048,882)

Investment Quality Bond
JPMorgan Chase Bank	2,480,000	USD	Fixed 4.3175%	3 Month LIBOR	Dec 2028	-	($450,545)	($450,545)
JPMorgan Chase Bank	925,000	USD	Fixed 3.9%	3 Month LIBOR	Mar 2039	($4)	-	(4)
						($4)	($450,545)	($450,549)

Real Return Bond
Bank of America N.A.	6,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	($212,204)	($2,385,268)	($2,597,472)
Barclays Bank PLC	2,900,000	GBP	6 month LIBOR	Fixed 5.000%	Jun 2009	(7,536)	16,105	8,569
Barclays Bank PLC	5,500,000	EUR	FRCPXTOB	Fixed 2.138%	Jun 2009	-	410,534	410,534
Barclays Bank PLC	12,900,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Dec 2009	6,422	274,803	281,225
Barclays Bank PLC	13,524,390	BRL	CDI	Fixed 10.680%	Jan 2012	(135,258)	(774,692)	(909,950)
Barclays Bank PLC	589,306	BRL	CDI	Fixed 12.540%	Jan 2012	(3,704)	(17,300)	(21,004)
Barclays Bank PLC	900,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	419	46,307	46,726
Barclays Bank PLC	200,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	10,367	10,367
Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	-	36,452	36,452
Barclays Bank PLC	1,900,000	EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	-	113,570	113,570
Barclays Bank PLC	10,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.720%	Sep 2016	-	(29,667)	(29,667)
Barclays Bank PLC	8,600,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.330%	Feb 2017	-	(41,683)	(41,683)
Barclays Bank PLC	3,000,000	GBP	UKRPI	Fixed 3.250%	Dec 2017	11,291	482,245	493,536
Barclays Bank PLC	1,600,000	AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	1,164	(123,836)	(122,672)
Barclays Bank PLC	6,200,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	117,490	(529,782)	(412,292)
Barclays Bank PLC	4,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(36,600)	(1,261,649)	(1,298,249)
Barclays Bank PLC	4,200,000	GBP	Fixed 4.000%	6 month LIBOR	Dec 2035	81,765	(297,809)	(216,044)
Barclays Bank PLC	1,100,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	(111,694)	(289,411)	(401,105)
Barclays Bank PLC	8,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	227,853	(1,625,158)	(1,397,305)
Barclays Bank PLC	15,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(1,061,415)	(4,698,196)	(5,759,611)
BNP Paribas	2,200,000	EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	-	127,371	127,371
BNP Paribas	3,600,000	EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	-	204,304	204,304
BNP Paribas	1,400,000	EUR	FRCPXTOB	Fixed 1.983%	Mar 2012	2,872	75,860	78,732
Citibank N.A	3,500,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(1,906)	50,538	48,632
Citibank N.A	2,000,000	EUR	FRCPXTOB	Fixed 2.110%	Nov 2012	-	127,321	127,321
Citibank N.A	4,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	103,172	(1,759,531)	(1,656,359)
Credit Suisse International	5,600,000	GBP	6 month LIBOR	Fixed 5.000%	Sep 2010	(88,300)	322,802	234,502
Credit Suisse International	2,200,000	GBP	Fixed 4.000%	6 month LIBOR	Dec 2035	46,498	(159,664)	(113,166)
Deutsche Bank AG	13,800,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(6,498)	199,737	193,239
Deutsche Bank AG	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,804)	167,933	164,129
Deutsche Bank AG	12,900,000	GBP	6 month LIBOR	Fixed 6.000%	Mar 2010	154,153	474,431	628,584
Deutsche Bank AG	50,000,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	2,410	1,343,645	1,346,055
Deutsche Bank AG	5,700,000	USD	3 month LIBOR	Fixed 4.000%	Jun 2010	38,475	70,954	109,429
Deutsche Bank AG	6,700,000	USD	Fixed 5.000%	3 month LIBOR	Dec 2021	419,302	(1,801,334)	(1,382,032)
Deutsche Bank AG	1,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(81,850)	(294,595)	(376,445)

	Goldman Sachs	2,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(5,471)	102,142	96,671
	Goldman Sachs	1,300,000	EUR	FRCPXTOB	Fixed 1.976%	Dec 2011	(1,682)	74,183	72,501
	Goldman Sachs	500,000	EUR	FRCPXTOB	Fixed 1.960%	Mar 2012	-	27,261	27,261
	Goldman Sachs	5,000,000	GBP	6 month LIBOR	Fixed 5.000%	Mar 2013	29,302	336,455	365,757
	Goldman Sachs	2,600,000	GBP	UKRPI	Fixed 3.110%	Jan 2018	-	424,014	424,014
	Goldman Sachs	1,000,000	USD	CPI -U	Fixed 2.970%	Mar 2018	-	157,354	157,354
	Goldman Sachs	900,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	(103,298)	(224,879)	(328,177)
	HSBC Bank	1,500,000	GBP	Fixed 4.250%	6 month LIBOR	Jun 2036	-	(179,772)	(179,772)
	JPMorgan Chase Bank	2,300,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(798)	33,004	32,206
	JPMorgan Chase Bank	2,700,000	EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	-	170,180	170,180
	JPMorgan Chase Bank	2,800,000	EUR	FRCPXTOB	Fixed 1.976%	Dec 2011	-	151,969	151,969
	JPMorgan Chase Bank	1,500,000	EUR	FRCPXTOB	fixed 2.353%	Oct 2016	-	20,092	20,092
	Merrill Lynch Capital Services, Inc.	5,200,000	USD	Fixed 6.0%	3 Month LIBOR	Dec 2008	(103,117)	(630,927)	(734,044)
	Merrill Lynch Capital Services, Inc.	5,500,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(22,220)	127,809	105,589
	Merrill Lynch Capital Services, Inc.	6,010,916	BRL	CDI	Fixed 12.540%	Jan 2012	(29,502)	(184,744)	(214,246)
	Merrill Lynch Capital Services, Inc.	3,200,000	USD	3 month LIBOR	Fixed 5.000%	Dec 2015	256,160	145,561	401,721
	Merrill Lynch Capital Services, Inc.	18,300,000	USD	Fixed 5.000%	3 month LIBOR	Dec 2023	(75,308)	(3,976,621)	(4,051,929)
	Merrill Lynch Capital Services, Inc.	28,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(458,490)	(10,157,265)	(10,615,755)
	Morgan Stanley Capital Services Inc.	2,700,000,000	JPY	6 month LIBOR	Fixed 1.000%	Mar 2009	(11,005)	11,771	766
	Morgan Stanley Capital Services Inc.	13,600,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Dec 2009	7,301	289,184	296,485
	Morgan Stanley Capital Services Inc.	14,100,000	GBP	6 month LIBOR	Fixed 5.000%	Dec 2009	(36,712)	469,384	432,672
	Morgan Stanley Capital Services Inc.	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,830)	169,974	166,144
	Morgan Stanley Capital Services Inc.	4,301,930	BRL	CDI	Fixed 12.540%	Jan 2012	(16,189)	(137,144)	(153,333)
	Morgan Stanley Capital Services Inc.	5,652,056	BRL	CDI	Fixed 10.115%	Jan 2012	(117,966)	(324,988)	(442,954)
	Morgan Stanley Capital Services Inc.	1,700,000	AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	606	(130,946)	(130,340)
	Morgan Stanley Capital Services Inc.	5,100,000	USD	CPURNSA	Fixed 2.980%	Mar 2018	-	743,638	743,638
	Morgan Stanley Capital Services Inc.	6,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	41,140	(1,960,290)	(1,919,150)
	Morgan Stanley Capital Services Inc.	2,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(180,061)	(873,986)	(1,054,047)
	Royal Bank of Canada	1,400,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(898)	20,351	19,453
	Royal Bank of Scotland PLC	8,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(586,691)	(2,613,093)	(3,199,784)
	Royal Bank of Scotland PLC	2,500,000	USD	Fixed 5.5%	3 Month LIBOR	May 2009	96,414	(348,450)	(252,036)
	Royal Bank of Scotland PLC	30,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(129,899)	721,197	591,298
	Royal Bank of Scotland PLC	6,600,000	GBP	6 month LIBOR	Fixed 5.000%	Sep 2010	(108,318)	388,715	280,397
	Royal Bank of Scotland PLC	300,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	15,168	15,168
	Royal Bank of Scotland PLC	1,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	50,085	50,085
	Royal Bank of Scotland PLC	4,900,000	GBP	UKRPI	Fixed 3.183%	Dec 2017	3,910	800,480	804,390
	Royal Bank of Scotland PLC	8,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(423,504)	(861,374)	(1,284,878)
	Royal Bank of Scotland PLC	26,600,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	291,574	(2,060,442)	(1,768,868)
	Royal Bank of Scotland PLC	1,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(21,675)	(354,734)	(376,409)
	Royal Bank of Scotland PLC	1,100,000	GBP	UKRPI	Fixed 3.440%	Sep 2027	-	77,680	77,680
	UBS AG	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	-	156,923	156,923
	UBS AG	1,600,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	-	(28,571)	(28,571)
	UBS AG	1,600,000	EUR	FRCPXTOB	Fixed 2.350%	Oct 2016	-	28,577	28,577
							($2,247,710)	($30,869,371)	($33,117,081)

Spectrum Income
	JPMorgan Chase Bank	232,000,000	KRW	3M KW-CDC	Fixed 5.055%	Jun 2012	-	$4,034	$4,034
	JPMorgan Chase Bank	593,000,000	KRW	3M KW-CDC	Fixed 5.200%	Jun 2012	-	12,375	12,375

	JPMorgan Chase Bank	592,000,000	KRW	3M KW-CDC	Fixed 5.180%	Jun 2012	-	12,075	12,075
	JPMorgan Chase Bank	810,000,000	KRW	3M KW-CDC	Fixed 5.285%	Jun 2012	-	18,877	18,877
	JPMorgan Chase Bank	850,000	USD	3 Month LIBOR	Fixed 4.201%	Nov 2015	-	63,853	63,853
							-	$111,214	$111,214

Total Return
	Bank of America N.A.	18,500,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	$361,305	$324,336	$685,641
	Bank of America N.A.	8,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	103,568	(2,502,506)	(2,398,938)
	Bank of America N.A.	15,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	151,192	(5,910,804)	(5,759,612)
	Barclays Bank PLC	9,700,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	2,304	(18,451)	(16,147)
	Barclays Bank PLC	5,400,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	7,288	(10,558)	(3,270)
	Barclays Bank PLC	5,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(49,255)	64,766	15,511
	Barclays Bank PLC	5,563,788	BRL	CDI	Fixed 11.360%	Jan 2010	-	(96,443)	(96,443)
	Barclays Bank PLC	4,500,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	5,265	73,400	78,665
	Barclays Bank PLC	500,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	25,917	25,917
	Barclays Bank PLC	1,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	136,292	(206,991)	(70,699)
	BNP Paribas	6,800,000	USD	3 Month LIBOR	Fixed 0.710%	Feb 2009	2,882	(23,079)	(20,197)
	BNP Paribas	13,400,000	USD	3 Month LIBOR	Fixed 0.763%	Feb 2014	2,948	2,769	5,717
	BNP Paribas	3,500,000	EUR	6 Month EURIBOR	Fixed 4.5%	Mar 2014	(52,590)	258,453	205,863
	Citibank N.A	5,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	81,499	(2,076,659)	(1,995,160)
	Credit Suisse International	1,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(6,223)	9,165	2,942
	Credit Suisse International	40,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(3,470,000)	(11,587,808)	(15,057,808)
	Deutsche Bank AG	5,800,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	1,503	(11,158)	(9,655)
	Deutsche Bank AG	12,700,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	400,262	26,405	426,667
	Deutsche Bank AG	2,900,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Mar 2013	18,130	132,192	150,322
	Deutsche Bank AG	1,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	704	128,284	128,988
	Deutsche Bank AG	4,000,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Mar 2018	(29,673)	(69,967)	(99,640)
	Deutsche Bank AG	4,300,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	1,153,948	(1,407,288)	(253,340)
	Goldman Sachs	1,000,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(195)	109,684	109,489
	Goldman Sachs	22,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(750,945)	(2,894,897)	(3,645,842)
	HSBC Bank	500,000	USD	CDI	Fixed 14.765%	Jan 2012	3,119	(4,850)	(1,731)
	HSBC Bank	3,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	34,360	243,276	277,636
	HSBC Bank	2,100,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	312,517	(436,241)	(123,724)
	Merrill Lynch Capital Services, Inc.	1,895,805	BRL	CDI	Fixed 12.948%	Jan 2010	468	82	550
	Merrill Lynch Capital Services, Inc.	5,137,162	BRL	CDI	Fixed 11.430%	Jan 2010	-	(85,000)	(85,000)
	Merrill Lynch Capital Services, Inc.	19,300,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	435,022	213,377	648,399
	Merrill Lynch Capital Services, Inc.	4,640,114	BRL	CDI	Fixed 11.980%	Jan 2012	-	(205,219)	(205,219)
	Merrill Lynch Capital Services, Inc.	1,600,000	USD	CDI	Fixed 14.765%	Jan 2012	6,304	(11,842)	(5,538)
	Merrill Lynch Capital Services, Inc.	700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(34,419)	(78,008)	(112,427)
	Merrill Lynch Capital Services, Inc.	400,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	-	(20,576)	(20,576)
	Merrill Lynch Capital Services, Inc.	6,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(138,859)	(2,232,746)	(2,371,605)
	Morgan Stanley Capital Services Inc.	3,480,412	BRL	Brazil Cetip Interbank Deposit	Fixed 12.670%	Jan 2010	(3,955)	(16,707)	(20,662)
	Morgan Stanley Capital Services Inc.	4,626,792	BRL	CDI	Fixed 12.780%	Jan 2010	1,216	(9,342)	(8,126)
	Morgan Stanley Capital Services Inc.	20,300,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(54,506)	444,225	389,719
	Morgan Stanley Capital Services Inc.	300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(14,447)	(33,736)	(48,183)
	Morgan Stanley Capital Services Inc.	2,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(20,000)	(544,456)	(564,456)
	Morgan Stanley Capital Services Inc.	4,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	87,978	(1,706,692)	(1,618,714)
	Royal Bank of Scotland PLC	5,100,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	13,876	(16,965)	(3,089)

Royal Bank of Scotland PLC	27,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(64,722)	594,587	529,865
Royal Bank of Scotland PLC	15,500,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	354,640	166,095	520,735
Royal Bank of Scotland PLC	2,000,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	101,122	101,122
Royal Bank of Scotland PLC	3,400,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	170,288	170,288
Royal Bank of Scotland PLC	2,500,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(1,948)	275,670	273,722
Royal Bank of Scotland PLC	2,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	20,532	(838,993)	(818,461)
Royal Bank of Scotland PLC	3,300,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	472,443	(666,867)	(194,424)
Royal Bank of Scotland PLC	7,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(172,063)	(2,463,053)	(2,635,116)
UBS AG	3,200,000	AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(8,927)	91,090	82,163
UBS AG	3,256,632	BRL	Brazil Cetip Interbank Deposit	Fixed 12.410%	Jun 2010	(4,949)	(16,032)	(20,981)
UBS AG	50,100,000	AUD	3 Month BBR-BBSW	Fixed 7.000%	Jun 2010	157,179	916,384	1,073,563
UBS AG	20,200,000	AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	85,490	779,220	864,710
UBS AG	5,675,096	BRL	CDI	Fixed 10.575%	Jan 2012	(117,891)	(274,260)	(392,151)
						($581,333)	($31,327,407)	($31,908,740)

The Funds had the following interest rate caps and floors open at November 30, 2008:

										UNAMORTIZED
				PAY/RECEIVE						UPFRONT	UNREALIZED
		NOTIONAL		FLOATING					TERMINATION	PAYMENT MADE	APPRECIATION
FUND	COUNTERPARTY	AMOUNT	CURRENCY	RATE		FLOATING RATE INDEX	CAP/FLOOR	STRIKE RATE	DATE	(RECEIVED)	(DEPRECIATION)	MARKET VALUE
Global Bond
	Merrill Lynch Capital Services, Inc.	5,000,000	USD	Receive *		USD-CMM30-FNMA rate	Cap	5.500%	May 2009	$22,580	($532,953)	($510,373)
										$22,580	($532,953)	($510,373)

Total Return
	JPMorgan Chase	3,700,000	EUR	Pay	10/2-Year	CMS EUR-ISDA EURIBOR rate spread	Floor	(0.750%)	Dec 2008	($53,646)	$53,646	$0
	Merrill Lynch Capital Services, Inc.	4,600,000	USD	Receive *		USD-CMM30-FNMA rate	Cap	5.000%	Feb 2009	314,586	(535,746)	(221,160)
	Merrill Lynch Capital Services, Inc.	5,600,000	USD	Receive *		USD-CMM30-FNMA rate	Cap	5.500%	May 2009	25,290	(596,908)	(571,618)
										$286,230	($1,079,008)	($792,778)

* The Fund will receive payment if the floating rate index is above the strike rate. If the floating rate index is below the strike rate, the Fund will pay the counterparty.

Credit Default Swap Agreements

Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by "the Buyer") for protection against the loss in value of an underlying debt instrument, referenced entity or index in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a "guarantor" (the Seller) receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is The Buyer of protection and a credit event occurs the Fund will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest -to-deliver option (the Buyer's right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts The Fund may use CDS on these types of securities to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer's default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of November 30, 2008 for which the Fund is the Seller are disclosed in the table below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

The Funds had the following credit default swap contracts open at November 30, 2008:

								Implied Credit
								Spread at	Unamortized	Unrealized
			Notional			(Pay)/Received		November 31,	Upfront Payment	Appreciation
Fund	Reference Obligation	Issuer	Amount	Currency	Buy/Sell Protection †	Fixed Rate	Maturity Date	2008	Paid (Received)	(Depreciation)	Market Value
Global Bond
	Bank of America N.A.	GMAC LLC	600,000	USD	Sell	8.850%	Mar 2009	57.449%	-	($70,687)	($70,687)
	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	Buy	(0.290)%	Mar 2011	n/a	-	23,616	23,616
	Bank of America N.A.	Consumers Energy Company	900,000	USD	Buy	(0.090)%	Mar 2012	n/a	-	87,057	87,057
	Bank of America N.A.	Global Santa Fe Corp.	1,100,000	USD	Buy	(0.455)%	Jun 2012	n/a	-	9,923	9,923
	Bank of America N.A.	Loews Corp.	300,000	USD	Buy	(0.120)%	Jun 2012	n/a	-	9,391	9,391
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	Buy	(0.910)%	Jun 2012	n/a	-	170,240	170,240
	Bank of America N.A.	Ford Motor Credit Company, LLC	1,000,000	USD	Sell	3.950%	Dec 2012	36.842%	-	(531,086)	(531,086)
	Bank of America N.A.	Vivendi	2,000,000	USD	Buy	(1.280)%	Jun 2013	n/a	-	10,867	10,867
	Bank of America N.A.	Morgan Stanley	2,000,000	USD	Buy	(1.100)%	Jun 2015	n/a	-	261,378	261,378
	Bank of America N.A.	The Home Depot, Inc.	1,000,000	USD	Buy	(1.100)%	Mar 2016	n/a	-	96,959	96,959

Bank of America N.A.	Lafarge	2,000,000	USD	Buy	(1.690)%	Sep 2016	n/a	-	576,270	576,270
Bank of America N.A.	Dow Jones CDX.NA.IG.7	5,465,600	USD	Buy	(0.650)%	Dec 2016	n/a	($32,325)	563,145	530,820
Bank of America N.A.	Intuit INC.	2,000,000	USD	Buy	(1.380)%	Mar 2017	n/a	-	(23,337)	(23,337)
Bank of America N.A.	McKesson Corp.	600,000	USD	Buy	(0.380)%	Mar 2017	n/a	-	17,075	17,075
Bank of America N.A.	Autozone, Inc.	1,000,000	USD	Buy	(0.600)%	Jun 2017	n/a	-	90,990	90,990
Bank of America N.A.	CDX.NA.IG.8	7,027,200	USD	Buy	(0.600)%	Jun 2017	n/a	91,814	655,422	747,236
Barclays Bank PLC	SLM Corp.	900,000	USD	Sell	4.000%	Mar 2009	12.904%	-	(16,986)	(16,986)
Barclays Bank PLC	XL Capital Ltd.	700,000	USD	Buy	(0.310)%	Mar 2012	n/a	-	141,308	141,308
	Itraxx Europe Sub Financials
Barclays Bank PLC	Series 8 Version 1	7,800,000	EUR	Buy	(0.700)%	Dec 2012	n/a	8,157	297,545	305,702
Barclays Bank PLC	Kingdom of Spain	17,600,000	USD	Sell	0.260%	Mar 2013	0.982%	-	(502,379)	(502,379)
Barclays Bank PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.875)%	Jun 2013	n/a	-	84,889	84,889
Barclays Bank PLC	CDX.NA.IG.10	18,153,600	USD	Buy	(1.550)%	Jun 2013	n/a	(135,751)	786,845	651,094
Barclays Bank PLC	The Goldman Sachs Group, Inc	400,000	USD	Buy	(1.520)%	Jun 2013	n/a	-	22,410	22,410
	Deutsche Bank
Barclays Bank PLC	Aktiengesellschaft	1,800,000	USD	Buy	(0.760)%	Sep 2013	n/a	-	21,439	21,439
Barclays Bank PLC	Wachovia Bank	400,000	USD	Buy	(2.700)%	Sep 2013	n/a	-	(15,299)	(15,299)
Barclays Bank PLC	Bank of America Corp.	1,500,000	USD	Buy	(1.700)%	Dec 2013	n/a	-	9,530	9,530
	JP Morgan Chase &
Barclays Bank PLC	Companympany	1,400,000	USD	Buy	(1.550)%	Dec 2013	n/a	-	(495)	(495)
	JP Morgan Chase &
Barclays Bank PLC	Companympany	500,000	USD	Buy	(1.450)%	Dec 2013	n/a	-	2,283	2,283
Barclays Bank PLC	Norfolk Southern	2,000,000	USD	Buy	(0.450)%	Sep 2014	n/a	-	89,487	89,487
	Itraxx Europe Hivol Series 6
Barclays Bank PLC	Version 1	1,200,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(7,173)	240,681	233,508
Barclays Bank PLC	Southwest Airlines Co.	500,000	USD	Buy	(0.640)%	Mar 2017	n/a	-	89,876	89,876
Barclays Bank PLC	CDX.NA.IG.8	3,123,200	USD	Buy	(0.600)%	Jun 2017	n/a	103,691	228,394	332,085
Barclays Bank PLC	CDX.NA.IG.8	21,569,600	USD	Buy	(0.600)%	Jun 2017	n/a	251,202	2,042,396	2,293,598
Barclays Bank PLC	Citigroup, Inc.	6,000,000	USD	Buy	(0.870)%	Jun 2018	n/a	-	600,789	600,789
Barclays Bank PLC	Citigroup, Inc.	2,700,000	USD	Buy	(1.350)%	Sep 2018	n/a	-	178,474	178,474
Barclays Bank PLC	Wells Fargo & Company	3,300,000	USD	Buy	(1.030)%	Sep 2018	n/a	-	137,851	137,851
Bear Stearns	CNA Financial Corp.	500,000	USD	Buy	(0.440)%	Sep 2011	n/a	-	56,382	56,382
Bear Stearns	HJ Heinz Finance Co.	600,000	USD	Buy	(0.370)%	Mar 2012	n/a	-	8,730	8,730
Bear Stearns	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.230)%	Jun 2012	n/a	-	10,173	10,173
Bear Stearns	Nisource Finance Corp.	200,000	USD	Buy	(0.620)%	Sep 2014	n/a	-	40,420	40,420
Bear Stearns	Loews Corp.	200,000	USD	Buy	(0.330)%	Mar 2016	n/a	-	9,677	9,677
Bear Stearns	Sprint Nextel Corp.	1,000,000	USD	Buy	(1.065)%	Dec 2016	n/a	-	351,430	351,430
	Itraxx Europe Hivol Series 6
BNP Paribas	Version 1	1,500,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(8,775)	300,661	291,886
	JP Morgan Chase &
BNP Paribas	Companympany	2,000,000	USD	Buy	(0.560)%	Dec 2017	n/a	-	148,503	148,503
	JP Morgan Chase &
BNP Paribas	Companympany	1,800,000	USD	Buy	(0.737)%	Mar 2018	n/a	-	112,209	112,209
	The Bear Stearns Companies,
BNP Paribas	Inc.	2,000,000	USD	Buy	(2.180)%	Mar 2018	n/a	-	(94,213)	(94,213)
Citibank N.A	Ford Motor Credit Company, LLC	2,100,000	USD	Sell	7.500%	Mar 2009	64.127%	-	(295,757)	(295,757)
Citibank N.A	GMAC LLC	500,000	USD	Sell	8.650%	Mar 2009	57.449%	-	(59,378)	(59,378)
Citibank N.A	SLM Corp.	1,400,000	USD	Sell	4.300%	Mar 2009	12.904%	-	(24,346)	(24,346)
Citibank N.A	Newell Rubbermaid, Inc	600,000	USD	Buy	(0.130)%	Jun 2010	n/a	-	12,473	12,473
Citibank N.A	Sara Lee Corp.	500,000	USD	Buy	(0.330)%	Sep 2011	n/a	-	5,120	5,120
Citibank N.A	Autozone, Inc.	500,000	USD	Buy	(0.680)%	Dec 2012	n/a	-	22,206	22,206
Citibank N.A	HSBC Finance Corp.	1,700,000	USD	Buy	(0.430)%	Mar 2014	n/a	-	353,927	353,927

Citibank N.A	Nabors Industries, Inc.	2,000,000	USD	Buy	(0.820)%	Mar 2018	n/a	-	211,832	211,832
Citibank N.A	Pearson PLC	1,000,000	USD	Buy	(0.690)%	Jun 2018	n/a	-	15,260	15,260
Credit Suisse International	GAZPROM	1,500,000	USD	Sell	1.330%	Dec 2008	11.008%	-	(608)	(608)
Credit Suisse International	Russian Federation	1,000,000	USD	Sell	0.450%	Jan 2009	9.741%	-	(11,559)	(11,559)
Credit Suisse International	Johnson Controls, Inc.	600,000	USD	Buy	(0.240)%	Mar 2011	n/a	-	57,915	57,915
Credit Suisse International	Sealed Air Corp.	700,000	USD	Buy	(0.500)%	Sep 2013	n/a	-	119,899	119,899
Credit Suisse International	JP Morgan Chase & Company	600,000	USD	Buy	(1.500)%	Dec 2013	n/a	-	1,328	1,328
Credit Suisse International	Masco Corp.	700,000	USD	Buy	(0.907)%	Dec 2016	n/a	-	142,274	142,274
Credit Suisse International	ABX.HE.AA.06-1	800,000	USD	Sell	0.320%	Jul 2045	n/a	(285,169)	(260,632)	(545,801)
Deutsche Bank AG	GMAC LLC	700,000	USD	Sell	9.500%	Mar 2009	57.449%	-	(80,317)	(80,317)
Deutsche Bank AG	SLM Corp.	2,000,000	USD	Sell	3.050%	Mar 2009	12.904%	-	(47,138)	(47,138)
Deutsche Bank AG	J.C. Penney Company	800,000	USD	Buy	(0.270)%	Mar 2010	n/a	-	46,496	46,496
	Nationwide Health Properties,
Deutsche Bank AG	Inc.	600,000	USD	Buy	(0.620)%	Sep 2011	n/a	-	101,033	101,033
Deutsche Bank AG	CDX.NA.IG.10	9,662,400	USD	Buy	(1.550)%	Jun 2013	n/a	(73,463)	420,013	346,550
Deutsche Bank AG	Bank of America Corp.	700,000	USD	Buy	(1.720)%	Dec 2013	n/a	-	3,795	3,795
Deutsche Bank AG	ACE Limited	300,000	USD	Buy	(0.390)%	Jun 2014	n/a	-	18,928	18,928
Deutsche Bank AG	Bellsouth Corp.	600,000	USD	Buy	(0.395)%	Sep 2014	n/a	-	26,650	26,650
	Tate & Lyle Public Limited
Deutsche Bank AG	Company	300,000	USD	Buy	(0.510)%	Dec 2014	n/a	-	17,482	17,482
Deutsche Bank AG	CDX.NA.IG.8	9,174,400	USD	Buy	(0.600)%	Jun 2017	n/a	59,525	916,033	975,558
Deutsche Bank AG	CDX.NA.IG.9	5,172,800	USD	Buy	(0.800)%	Dec 2017	n/a	180,674	267,871	448,545
	JP Morgan Chase &
Deutsche Bank AG	Companympany	400,000	USD	Buy	(0.720)%	Mar 2018	n/a	-	25,451	25,451
Deutsche Bank AG	Itraxx Europe Series 9 Version 1	7,400,000	EUR	Buy	(1.750)%	Jun 2018	n/a	(642,813)	475,659	(167,154)
Deutsche Bank AG	Wea Finance LLC	2,000,000	USD	Buy	(2.100)%	Jun 2018	n/a	-	490,320	490,320
Deutsche Bank AG	Citigroup, Inc.	5,900,000	USD	Buy	(1.336)%	Sep 2018	n/a	-	396,099	396,099
Deutsche Bank AG	Morgan Stanley	1,100,000	USD	Buy	(1.850)%	Sep 2018	n/a	-	111,014	111,014
Deutsche Bank AG	ABX.HE.AAA.06-2	1,000,000	USD	Sell	0.110%	May 2046	n/a	(372,818)	(149,572)	(522,390)
Goldman Sachs	General Electric Capital Corp.	1,500,000	USD	Sell	0.830%	Dec 2009	5.830%	-	(72,549)	(72,549)
Goldman Sachs	CDX.NA.IG.10	7,612,800	USD	Buy	(1.550)%	Jun 2013	n/a	(58,885)	331,924	273,039
Goldman Sachs	CDX IG11 5Y BP GST	11,600,000	USD	Buy	(1.500)%	Dec 2013	n/a	226,619	188,583	415,202
Goldman Sachs	CDX.NA.IG.10	12,297,600	USD	Buy	(1.500)%	Jun 2018	n/a	(394,368)	887,377	493,009
HSBC Bank	GAZPROM	3,000,000	USD	Sell	1.300%	Dec 2008	11.008%	-	(1,681)	(1,681)
HSBC Bank	GAZPROM	1,200,000	USD	Sell	1.500%	Jan 2009	11.016%	-	(9,965)	(9,965)
	Itraxx Europe Hivol Series 6
HSBC Bank	Version 1	500,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(2,787)	100,082	97,295
JPMorgan Chase Bank	Federative Republic of Brazil	2,700,000	USD	Sell	1.345%	Aug 2011	3.249%	-	(119,837)	(119,837)
JPMorgan Chase Bank	CNA Financial Corp.	600,000	USD	Buy	(0.440)%	Sep 2011	n/a	-	67,658	67,658
JPMorgan Chase Bank	Sabre Holdings Corp.	700,000	USD	Buy	(0.930)%	Sep 2011	n/a	-	386,253	386,253
	ITRAXX EUROPE HIVOL
JPMorgan Chase Bank	SERIES 6 VERSION 1	300,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(1,792)	60,151	58,359
JPMorgan Chase Bank	Morgan Stanley	1,500,000	USD	Buy	(1.830)%	Sep 2018	n/a	-	153,380	153,380
Merrill Lynch Capital Services, Inc.	Xerox Corp.	800,000	USD	Buy	(0.130)%	Jan 2009	n/a	-	2,981	2,981
Merrill Lynch Capital Services, Inc.	Boston Scientific Corp.	700,000	USD	Buy	(0.510)%	Jun 2011	n/a	-	38,617	38,617
Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	4,000,000	USD	Sell	1.340%	Aug 2011	3.249%	-	(178,101)	(178,101)
Merrill Lynch Capital Services, Inc.	CDX.NA.IG.11	3,400,000	USD	Buy	(1.500)%	Dec 2013	n/a	72,010	49,687	121,697
Merrill Lynch Capital Services, Inc.	American General Finance Corp.	2,000,000	USD	Buy	(1.370)%	Dec 2017	n/a	-	849,333	849,333
Morgan Stanley Capital Services, Inc.	GAZPROM	900,000	USD	Sell	1.320%	Dec 2008	11.008%	-	(411)	(411)
Morgan Stanley Capital Services, Inc.	Russian Federation	1,000,000	USD	Sell	0.460%	Jan 2009	9.741%	-	(11,500)	(11,500)

Morgan Stanley Capital Services, Inc.	GAZPROM	100,000	USD	Sell	1.680%	Apr 2009	11.028%	-	(3,380)	(3,380)
Morgan Stanley Capital Services, Inc.	GAZPROM	800,000	USD	Sell	1.710%	Apr 2009	11.028%	-	(26,918)	(26,918)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4,100,000	USD	Sell	1.380%	Aug 2011	3.249%	-	(177,928)	(177,928)
Morgan Stanley Capital Services, Inc.	Alcoa, Inc.	2,000,000	USD	Buy	(0.850)%	Mar 2012	n/a	-	285,375	285,375
Morgan Stanley Capital Services, Inc.	Lockheed Martin Corp.	700,000	USD	Buy	(0.089)%	Jun 2012	n/a	-	14,672	14,672
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	878,400	USD	Buy	(1.550)%	Jun 2013	n/a	(3,205)	32,840	29,635
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.11	2,500,000	USD	Buy	(1.500)%	Dec 2013	n/a	55,045	34,438	89,483
Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	1,000,000	USD	Buy	(1.047)%	Jun 2016	n/a	-	320,413	320,413
Morgan Stanley Capital Services, Inc.	Motorola, Inc.	700,000	USD	Buy	(0.725)%	Dec 2017	n/a	-	117,450	117,450
Morgan Stanley Capital Services, Inc.	Amgen, Inc.	3,000,000	USD	Buy	(1.030)%	Jun 2018	n/a	-	(13,647)	(13,647)
Royal Bank of Canada	Daimlerchrysler AG	600,000	USD	Buy	(0.350)%	Jun 2009	n/a	-	16,755	16,755
Royal Bank of Canada	JP Morgan Chase & Company	600,000	USD	Buy	(0.310)%	Mar 2016	n/a	-	67,317	67,317
	Deutsche Bank
Royal Bank of Scotland PLC	Aktiengesellschaft	2,500,000	USD	Sell	0.550%	Dec 2008	1.276%	-	1,535	1,535
Royal Bank of Scotland PLC	Cvs Caremark Corp.	700,000	USD	Buy	(0.550)%	Sep 2011	n/a	-	10,357	10,357
Royal Bank of Scotland PLC	Daimler Chrysler AG	300,000	USD	Buy	(0.620)%	Sep 2011	n/a	-	32,427	32,427
Royal Bank of Scotland PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.920)%	Jun 2013	n/a	-	81,081	81,081
Royal Bank of Scotland PLC	Radioshack Corp.	2,600,000	USD	Buy	(1.430)%	Jun 2013	n/a	-	225,197	225,197
Royal Bank of Scotland PLC	Morgan Stanley	600,000	USD	Buy	(0.320)%	Dec 2016	n/a	-	111,534	111,534
	The Bear Stearns Companies,
Royal Bank of Scotland PLC	Inc.	2,400,000	USD	Buy	(2.223)%	Mar 2018	n/a	-	(120,882)	(120,882)
UBS AG	Capital One Financial Corp.	600,000	USD	Buy	(0.350)%	Sep 2011	n/a	-	54,824	54,824
UBS AG	BAE Systems PLC	700,000	USD	Buy	(0.140)%	Dec 2011	n/a	-	34,777	34,777
UBS AG	Whirlpool Corp.	1,400,000	USD	Buy	(0.840)%	Jun 2013	n/a	-	150,624	150,624
	JP Morgan Chase &
UBS AG	Companympany	1,200,000	USD	Buy	(0.730)%	Mar 2018	n/a	-	75,443	75,443
Wachovia Bank N.A.	Global Santa Fe Corp.	400,000	USD	Buy	(0.520)%	Jun 2012	n/a	-	2,676	2,676
	American Electric Power
Wachovia Bank N.A.	Company, Inc.	2,000,000	USD	Buy	(0.450)%	Jun 2015	n/a	-	44,869	44,869
								($970,587)	$14,753,835	$13,783,248

Investment Quality Bond
Goldman Sachs	CDS M 2.7 09-13	650,000	USD	Buy	(2.700)%	Sep 2013	n/a	-	$129,251	$129,251
UBS Securities LLC	CDSCYT1.612-13	475,000	USD	Buy	(1.600)%	Dec 2013	n/a	-	60,082	60,082
UBS Securities LLC	CDSRE1.812-13	600,000	USD	Buy	(1.800)%	Dec 2013	n/a	($2)	(388)	(390)
								($2)	$188,945	$188,943

Real Return
Bond
Bank of America N.A.	CDX.NA.HY.8	2,450,000	USD	Buy	(2.750)%	Jun 2012	n/a	$44,137	$477,672	$521,809
Bank of America N.A.	CDX.NA.IG.8	2,147,200	USD	Buy	(0.350)%	Jun 2012	n/a	22,159	138,934	161,093
Bank of America N.A.	GMAC LLC	600,000	USD	Sell	7.000%	Sep 2012	42.789%	-	(317,807)	(317,807)
Bank of America N.A.	YUM! Brands, Inc.	2,000,000	USD	Buy	(1.245)%	Mar 2018	n/a	-	119,091	119,091
Barclays Bank PLC	Republic of Panama	2,100,000	USD	Sell	0.300%	Dec 2008	0.300%	-	(642)	(642)
Barclays Bank PLC	Republic of Peru	1,100,000	USD	Sell	0.350%	Dec 2008	0.350%	-	1,184	1,184
Barclays Bank PLC	Russian Federation	1,100,000	USD	Sell	0.330%	Dec 2008	0.330%	-	(5,197)	(5,197)
Barclays Bank PLC	Ukraine	1,100,000	USD	Sell	0.780%	Dec 2008	0.780%	-	(13,104)	(13,104)
Barclays Bank PLC	CDX.NA.HY.8	3,136,000	USD	Buy	(2.750)%	Jun 2012	n/a	99,576	568,339	667,915
Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	3.800%	Sep 2012	3.800%	-	(263,351)	(263,351)

Barclays Bank PLC	GMAC LLC	200,000	USD	Sell	3.050%	Sep 2012	3.050%	-	(119,578)	(119,578)
Barclays Bank PLC	General Electric Captial Corp.	300,000	USD	Sell	1.010%	Mar 2013	1.010%	-	(39,305)	(39,305)
Barclays Bank PLC	The Black & Decker Corp.	1,000,000	USD	Buy	(1.180)%	Dec 2014	n/a	-	46,583	46,583
Barclays Bank PLC	CDX.NA.IG.9	1,800,000	USD	Buy	(6.550)%	Dec 2017	n/a	-	877,579	877,579
Barclays Bank PLC	CDX.NA.IG.9	6,148,800	USD	Buy	(0.800)%	Dec 2017	n/a	61,749	471,049	532,798
Bear Stearns	Capital One Financial Corp.	1,000,000	USD	Buy	(1.210)%	Sep 2012	n/a	-	79,738	79,738
Bear Stearns	CDX.NA.HY.9	1,470,000	USD	Buy	(3.750)%	Dec 2012	n/a	21,232	307,666	328,898
BNP Paribas	International Lease Finance Corp.	600,000	USD	Buy	(1.600)%	Dec 2013	n/a	-	147,042	147,042
Citibank N.A	The Bear Stearns Companies, Inc.	1,100,000	USD	Sell	0.720%	Sep 2012	0.720%	-	(26,019)	(26,019)
Citibank N.A	Sherwin-Williams Co.	900,000	USD	Buy	(0.290)%	Dec 2012	n/a	-	30,215	30,215
Citibank N.A	V.F. Corp.	900,000	USD	Buy	(0.250)%	Dec 2012	n/a	-	51,104	51,104
Citibank N.A	Cit Group Inc.	2,000,000	USD	Sell	5.000%	Dec 2013	5.000%	(437,392)	(99,248)	(536,640)
Citibank N.A	General Electric Captial Corp.	8,600,000	USD	Sell	3.725%	Dec 2013	3.725%	-	(319,053)	(319,053)
Citibank N.A	GATX Corp.	1,000,000	USD	Buy	(1.070)%	Mar 2016	n/a	-	68,182	68,182
Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	Buy	(0.940)%	Jun 2016	n/a	-	161,097	161,097
Credit Suisse International	Chesapeake Energy Corp.	150,000	USD	Sell	2.100%	Sep 2013	2.100%	-	(27,579)	(27,579)
Credit Suisse International	Chesapeake Energy Corp.	1,050,000	USD	Sell	2.100%	Sep 2013	2.100%	-	(193,056)	(193,056)
Deutsche Bank AG	Republic of Indonesia	2,200,000	USD	Sell	0.510%	Dec 2008	0.510%	-	(4,011)	(4,011)
Deutsche Bank AG	Russian Federation	1,000,000	USD	Sell	0.325%	Dec 2008	0.325%	-	(4,751)	(4,751)
Deutsche Bank AG	Ukraine	1,000,000	USD	Sell	0.790%	Dec 2008	0.790%	-	(11,861)	(11,861)
Deutsche Bank AG	CDX.NA.HY.8	3,430,000	USD	Buy	(2.750)%	Jun 2012	n/a	117,693	612,839	730,532
Deutsche Bank AG	CDX.NA.HY.9	700,000	USD	Sell	6.350%	Dec 2012	n/a	-	(97,171)	(97,171)
Deutsche Bank AG	CDX.NA.IG.9	400,000	USD	Sell	0.990%	Dec 2012	n/a	-	(8,538)	(8,538)
Deutsche Bank AG	CDX.NA.IG.10	34,160,000	USD	Buy	(1.550)%	Jun 2013	n/a	457,807	764,461	1,222,268
Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	n/a	-	88,020	88,020
Deutsche Bank AG	Macy's, Inc.	1,000,000	USD	Buy	(2.100)%	Sep 2017	n/a	-	242,530	242,530
Goldman Sachs	GMAC LLC	4,800,000	USD	Sell	5.350%	Sep 2012	5.350%	-	(2,680,309)	(2,680,309)
Goldman Sachs	GMAC LLC	900,000	USD	Sell	3.050%	Sep 2012	3.050%	-	(538,099)	(538,099)
Goldman Sachs	AutoZone, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	n/a	-	50,372	50,372
Goldman Sachs	Kohl's Corp.	900,000	USD	Buy	(0.590)%	Dec 2012	n/a	-	89,519	89,519
Goldman Sachs	Nordstrom Inc	900,000	USD	Buy	(0.360)%	Dec 2012	n/a	-	169,846	169,846
Goldman Sachs	The TJX Companies, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	n/a	-	26,889	26,889
Goldman Sachs	CDX.NA.IG.10	15,225,600	USD	Buy	(1.550)%	Jun 2013	n/a	(141,604)	686,341	544,737
Goldman Sachs	RPM International, Inc.	1,000,000	USD	Buy	(1.500)%	Mar 2018	n/a	-	37,102	37,102
Goldman Sachs	CDX.NA.IG.10	1,756,800	USD	Buy	(1.500)%	Jun 2018	n/a	(47,465)	117,895	70,430
JPMorgan Chase Bank	Qwest Capital Funding, Inc.	1,000,000	USD	Buy	(3.250)%	Sep 2009	n/a	-	45,702	45,702
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	3,626,000	USD	Buy	(2.750)%	Jun 2012	n/a	74,369	697,908	772,277
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	600,000	USD	Sell	6.510%	Dec 2012	n/a	-	(79,813)	(79,813)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	500,000	USD	Sell	6.690%	Dec 2012	n/a	-	(63,252)	(63,252)
Merrill Lynch Capital Services, Inc.	CDX.NA.IG.9	10,345,600	USD	Buy	(0.600)%	Dec 2012	n/a	(6,335)	739,457	733,122
Merrill Lynch Capital Services, Inc.	CDX.NA.IG.10	16,299,200	USD	Buy	(1.550)%	Jun 2013	n/a	(86,832)	669,967	583,135
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,656,200	USD	Buy	(2.750)%	Jun 2012	n/a	53,205	299,791	352,996
Morgan Stanley Capital Services, Inc.	GMAC LLC	500,000	USD	Sell	6.850%	Jun 2012	6.850%	-	(261,661)	(261,661)
Morgan Stanley Capital Services, Inc.	Ford Motor Credit Company LLC	700,000	USD	Sell	3.800%	Sep 2012	3.800%	-	(368,692)	(368,692)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.9	1,000,000	USD	Sell	6.570%	Dec 2012	n/a	-	(130,849)	(130,849)

	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	200,000	USD	Sell	1.130%	Dec 2012	n/a	-	(3,154)	(3,154)
	Morgan Stanley Capital Services, Inc.	Staples, Inc.	900,000	USD	Buy	(0.530)%	Dec 2012	n/a	-	129,068	129,068
	Morgan Stanley Capital Services, Inc.	The Black & Decker Corp.	900,000	USD	Buy	(0.490)%	Dec 2012	n/a	-	47,458	47,458
	Morgan Stanley Capital Services, Inc.	Whirlpool Corp.	900,000	USD	Buy	(0.490)%	Dec 2012	n/a	-	95,703	95,703
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	6,636,800	USD	Buy	(1.550)%	Jun 2013	n/a	(38,430)	275,899	237,469
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.11	5,900,000	USD	Buy	(1.500)%	Dec 2013	n/a	129,905	81,275	211,180
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	n/a	-	29,978	29,978
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	5,953,600	USD	Buy	(0.800)%	Dec 2017	n/a	108,132	408,016	516,148
	Morgan Stanley Capital Services, Inc.	Target Corp.	1,000,000	USD	Buy	(1.200)%	Mar 2018	n/a	-	91,087	91,087
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	5,060,000	USD	Sell	0.080%	Dec 2049	n/a	(804,637)	(860,227)	(1,664,864)
	Royal Bank of Scotland PLC	Macy's, Inc	1,000,000	USD	Buy	(2.111)%	Dec 2016	n/a	-	235,468	235,468
	UBS AG	CDX.NA.HY.8	5,096,000	USD	Buy	(2.750)%	Jun 2012	n/a	271,046	814,316	1,085,362
	UBS AG	GMAC LLC	900,000	USD	Buy	(4.850)%	Sep 2012	n/a	-	510,284	510,284
	UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	n/a	-	22,762	22,762
									($101,685)	$5,089,101	$4,987,416

Spectrum
Income
	JPMorgan Chase Bank	Compagnie De Saint-Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012	n/a	-	($8,969)	($8,969)
	JPMorgan Chase Bank	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012	n/a	-	1,549	1,549
	JPMorgan Chase Bank	Halyk Bank	130,000	USD	Sell	2.750%	Dec 2012	9.500%	-	(32,037)	(32,037)
	JPMorgan Chase Bank	Replublic of Ukraine	250,000	USD	Sell	2.410%	Dec 2012	20.920%	-	(112,165)	(112,165)
	JPMorgan Chase Bank	Rentokil Initial PLC	50,000	EUR	Buy	(2.580)%	Mar 2013	n/a	-	4,688	4,688
	JPMorgan Chase Bank	United Utilites	100,000	EUR	Buy	(0.950)%	Mar 2013	n/a	-	(1,272)	(1,272)
	JPMorgan Chase Bank	Electrolux AB	75,000	EUR	Buy	(1.180)%	Jun 2013	n/a	-	1,548	1,548
									-	($146,658)	($146,658)

Total Return
	Bank of America N.A.	General Motors Corp.	5,000,000	USD	Sell	8.950%	Mar 2013	91.884%	-	($3,709,363)	($3,709,363)
	Barclays Bank PLC	Slm Corp.	300,000	USD	Sell	5.100%	Jun 2009	12.907%	-	(9,535)	(9,535)
	Barclays Bank PLC	General Electric Capital Corp.	3,900,000	USD	Sell	0.620%	Mar 2011	5.631%	-	(386,303)	(386,303)
	Barclays Bank PLC	Ford Motor Credit Company LLC	2,500,000	USD	Sell	4.150%	Sep 2012	37.513%	-	(1,300,817)	(1,300,817)
	Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	42.789%	-	(1,468,658)	(1,468,658)
	Barclays Bank PLC	GMAC LLC	1,300,000	USD	Sell	4.800%	Sep 2012	42.789%	-	(737,984)	(737,984)
	Barclays Bank PLC	CDX.NA.IG.9	15,070,411	USD	Sell	0.758%	Dec 2012	n/a	-	47,428	47,428
	Barclays Bank PLC	GAZPROM	5,300,000	USD	Sell	1.600%	Dec 2012	9.350%	-	(1,208,861)	(1,208,861)
	Barclays Bank PLC	General Electric Capital Corp.	3,900,000	USD	Sell	0.640%	Dec 2012	5.134%	-	(550,190)	(550,190)
	Barclays Bank PLC	General Motors Corp.	200,000	USD	Sell	4.800%	Dec 2012	93.309%	-	(156,903)	(156,903)
	Citibank N.A	General Electric Capital Corp.	300,000	USD	Sell	0.750%	Mar 2009	5.799%	-	(4,166)	(4,166)
	Citibank N.A	General Electric Captial Corp.	200,000	USD	Sell	1.100%	Mar 2010	5.784%	-	(10,937)	(10,937)
	Citibank N.A	General Electric Captial Corp.	100,000	USD	Sell	1.150%	Mar 2010	5.784%	-	(5,399)	(5,399)
	Citibank N.A	CDX.NA.HY.8	5,885,310	USD	Sell	0.355%	Jun 2012	n/a	-	(471,588)	(471,588)
	Citibank N.A	CDX.NA.HY.8	4,904,425	USD	Sell	0.360%	Jun 2012	n/a	-	(392,241)	(392,241)
	Citibank N.A	CDX.NA.HY.8	1,373,239	USD	Sell	0.401%	Jun 2012	n/a	-	(108,108)	(108,108)
	Citibank N.A	CDX.NA.HY.8	700,000	USD	Sell	2.144%	Jun 2012	n/a	-	(143,768)	(143,768)

Citibank N.A	CDX.NA.HY.8	600,000	USD	Sell	2.179%	Jun 2012	n/a	-	(122,526)	(122,526)
Citibank N.A	General Motors Corp.	500,000	USD	Sell	4.600%	Dec 2012	93.309%	-	(393,355)	(393,355)
Citibank N.A	General Electric Captial Corp.	600,000	USD	Sell	4.325%	Dec 2013	4.750%	-	(7,733)	(7,733)
Credit Suisse International	CDX.NA.IG.10	7,417,600	USD	Buy	(1.550)%	Jun 2013	n/a	($26,590)	291,997	265,407
Deutsche Bank AG	Deutsche Bank Aktiengesellschaft	10,300,000	USD	Sell	0.550%	Dec 2008	1.276%	-	6,324	6,324
Deutsche Bank AG	Republic of Panama	900,000	USD	Sell	0.250%	Dec 2008	2.825%	-	(511)	(511)
Deutsche Bank AG	General Electric Captial Corp.	500,000	USD	Sell	1.500%	Sep 2011	5.514%	-	(45,668)	(45,668)
Deutsche Bank AG	Ford Motor Credit Company LLC	1,000,000	USD	Sell	5.650%	Sep 2012	37.513%	-	(493,549)	(493,549)
Deutsche Bank AG	CDX.NA.IG.9	9,917,303	USD	Sell	0.708%	Dec 2012	n/a	-	10,993	10,993
Deutsche Bank AG	General Motors Corp.	500,000	USD	Sell	4.500%	Dec 2012	93.309%	-	(393,905)	(393,905)
Deutsche Bank AG	Berkshire Hathaway Finance Corp.	1,600,000	USD	Sell	0.850%	Mar 2013	3.671%	-	(160,252)	(160,252)
Deutsche Bank AG	CDX.IG.10 5Y	1,944,569	USD	Sell	0.530%	Jun 2013	n/a	-	(2,528)	(2,528)
Deutsche Bank AG	CDX.NA.HY.10	3,200,000	USD	Buy	(5.000)%	Jun 2013	n/a	216,109	459,254	675,363
Deutsche Bank AG	CDX.NA.IG.10	4,977,600	USD	Buy	(1.550)%	Jun 2013	n/a	16,689	160,027	176,716
Goldman Sachs	General Electric Capital Corp.	500,000	USD	Sell	0.830%	Dec 2009	5.830%	-	(24,183)	(24,183)
Goldman Sachs	CDX.IG.10 5Y	2,430,711	USD	Sell	0.463%	Jun 2013	n/a	-	(23,698)	(23,698)
Goldman Sachs	CDX.NA.IG.10	3,513,600	USD	Buy	(1.550)%	Jun 2013	n/a	(34,723)	160,443	125,720
Goldman Sachs	CDX.NA.IG.9	875,056	USD	Sell	0.548%	Dec 2017	n/a	-	(9,655)	(9,655)
Goldman Sachs	CDX.NA.IG.9	1,555,655	USD	Sell	0.555%	Dec 2017	n/a	-	(16,333)	(16,333)
HSBC Bank	Ukraine Government	4,200,000	USD	Sell	0.730%	Apr 2009	24.291%	-	(364,124)	(364,124)
JPMorgan Chase Bank	CDX.NA.IG.9	1,944,569	USD	Sell	0.553%	Dec 2017	n/a	-	(27,349)	(27,349)
Merrill Lynch Capital Services, Inc.	GMAC LLC	3,200,000	USD	Sell	1.850%	Sep 2009	57.465%	-	(1,087,219)	(1,087,219)
Merrill Lynch Capital Services, Inc.	General Electric Captial Corp.	4,300,000	USD	Sell	1.080%	Dec 2009	5.830%	-	(195,129)	(195,129)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	1,300,000	USD	Sell	1.833%	Jun 2012	n/a	-	(280,546)	(280,546)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.10	5,400,000	USD	Buy	(5.000)%	Jun 2013	n/a	361,548	778,127	1,139,675
Morgan Stanley Capital Services, Inc.	General Electric Captial Corp.	200,000	USD	Sell	0.950%	Jan 2009	5.789%	-	(1,038)	(1,038)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,300,000	USD	Sell	2.080%	Jun 2012	n/a	-	(269,786)	(269,786)
Morgan Stanley Capital Services, Inc.	Russian Federation	3,400,000	USD	Sell	0.795%	Aug 2012	8.203%	-	(736,396)	(736,396)
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	3,900,000	USD	Sell	0.963%	Dec 2012	n/a	-	(87,571)	(87,571)
Morgan Stanley Capital Services, Inc.	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	9.318%	-	(217,170)	(217,170)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	900,000	USD	Sell	1.660%	Mar 2013	3.387%	-	(55,614)	(55,614)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.10	2,300,000	USD	Buy	(5.000)%	Jun 2013	n/a	155,328	330,089	485,417
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	6,051,200	USD	Buy	(1.550)%	Jun 2013	n/a	(58,563)	274,685	216,122
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	100,000	USD	Sell	0.080%	Dec 2049	n/a	(15,869)	(17,027)	(32,896)
Royal Bank of Scotland PLC	Republic of Indonesia	2,000,000	USD	Sell	0.450%	Jun 2009	6.763%	-	(68,336)	(68,336)
Royal Bank of Scotland PLC	General Electric Capital Corp.	600,000	USD	Sell	1.100%	Sep 2009	5.825%	-	(20,786)	(20,786)
Royal Bank of Scotland PLC	CDX.NA.HY.10	9,500,000	USD	Buy	(5.000)%	Jun 2013	n/a	663,638	1,341,346	2,004,984
UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	9.318%	-	(217,170)	(217,170)
								$1,277,567	($12,143,265)	($10,865,698)

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CBK	Canada Bankers Acceptance
CDI	Brazil Interbank Deposit Rate
CPI-U	Non-revised Consumer Price Index - Urban
CMS	Constant Termination Date Swap

FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
28-Day Mexico
Interbank TIIE	Tasa de Interes Interbancario de
Banxico	Equilibrio

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ERU	European Currency
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

n/a - Implied credit spreads, as an indicator of the current status of the payment/performance risk only applies to swap contract where the Fund is the seller of protection on corporate issues or sovereign issue of an emerging country.

Forward Foreign Currency Contracts All Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amounts are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At November 30, 2008, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts at November 30, 2008, were as follows:

				Unrealized
		Principal Amount		Appreciation
Fund	Currency	Covered by Contract	Settlement Date	(Depreciation)

Global Bond	Buys
	Australian Dollar	1,395,000	1/15/09	$11,410
	Brazilian Real	5,390,631	12/2/08	(577,097)
	Brazilian Real	13,191,176	12/2/08	(1,961,537)
	Brazilian Real	81,530	12/2/08	(8,998)
	Canadian Dollar	12,260,000	1/14/09	(376,809)
	Chilean Peso	112,100,000	12/10/08	(61,832)
	Chilean Peso	112,100,000	5/14/09	(5,368)
	Chinese Yuan Renminbi	5,699,130	3/2/09	7,857
	Chinese Yuan Renminbi	21,385,752	5/6/09	(202,254)
	Chinese Yuan Renminbi	738,592	5/6/09	(552)
	Chinese Yuan Renminbi	33,591,692	5/6/09	(317,335)
	Chinese Yuan Renminbi	7,702,655	5/6/09	(56,069)
	Chinese Yuan Renminbi	7,489,920	5/6/09	(53,585)
	Chinese Yuan Renminbi	6,754,871	5/6/09	(60,027)
	Chinese Yuan Renminbi	981,648	7/15/09	(12,591)
	Chinese Yuan Renminbi	1,449,630	9/8/09	(3,002)
	Chinese Yuan Renminbi	1,388,200	9/8/09	(1,774)
	Chinese Yuan Renminbi	6,444,215	9/8/09	(9,806)
	Chinese Yuan Renminbi	2,912,175	9/8/09	(4,159)
	Chinese Yuan Renminbi	1,173,510	9/8/09	(2,430)
	Chinese Yuan Renminbi	6,521,690	5/17/10	(137,896)
	Chinese Yuan Renminbi	7,353,720	5/17/10	(151,638)
	Danish Krone	16,318,000	12/9/08	(59,445)
	Danish Krone	2,740,000	12/9/08	(62,085)
	Euro	16,004,000	12/4/08	197,712
	Euro	1,418,000	12/4/08	(2,893)
	Euro	46,970,000	12/4/08	628,561
	Euro	1,242,000	12/4/08	5,622
	Euro	3,512,000	12/4/08	(34,541)
	Euro	33,311,000	12/4/08	402,485
	Euro	7,175,000	1/13/09	135,079
	Euro	1,015,000	1/13/09	6,233
	Hungarian Forint	600,440	12/10/08	(94)
	Hungarian Forint	600,440	5/6/09	181
	Indian Rupee	7,453,440	4/9/09	(1,162)
	Indian Rupee	2,500,000	4/9/09	(665)
	Indian Rupee	2,520,000	4/9/09	(270)
	Indian Rupee	3,501,169	4/9/09	(908)
	Japanese Yen	133,790,961	12/2/08	(293)
	Japanese Yen	195,401,115	12/3/08	94,700
	Japanese Yen	469,369,654	12/3/08	131,538
	Japanese Yen	16,042,777,000	12/3/08	3,962,420

Japanese Yen	3,480,374,000	1/8/09	(38,137)
Japanese Yen	2,840,603,000	1/8/09	330,448
Japanese Yen	3,377,822,000	1/8/09	(135,889)
Japanese Yen	4,056,600,000	1/8/09	(226,872)
Japanese Yen	2,803,097,000	1/8/09	(20,488)
Malaysian Ringgit	883,688	2/12/09	(5,873)
Malaysian Ringgit	2,340,000	2/12/09	(24,328)
Malaysian Ringgit	876,625	2/12/09	(7,824)
Malaysian Ringgit	875,875	4/14/09	(7,522)
Malaysian Ringgit	1,014,470	4/14/09	(9,154)
Malaysian Ringgit	1,758,000	4/14/09	(13,315)
Malaysian Ringgit	879,250	4/14/09	(6,588)
Mexican Peso	284,305	5/19/09	(5,710)
Philippine Peso	6,100,000	2/6/09	(11,735)
Philippine Peso	17,760,000	2/6/09	(12,560)
Philippine Peso	7,370,000	2/6/09	(14,557)
Philippine Peso	10,337,060	2/6/09	(17,408)
Philippine Peso	2,300,000	2/6/09	(5,079)
Philippine Peso	8,300,000	2/6/09	(16,777)
Philippine Peso	2,300,000	2/6/09	(5,114)
Philippine Peso	663,400	5/6/09	(27)
Philippine Peso	16,440,700	5/6/09	(6,177)
Philippine Peso	4,850,000	5/6/09	(1,522)
Philippine Peso	1,600,000	12/24/10	(6,052)
Polish Zloty	80,000	5/6/09	(8,760)
Pound Sterling	16,050,000	12/9/08	(1,505,959)
Pound Sterling	4,329,000	1/13/09	246,815
Pound Sterling	264,000	1/13/09	136
Pound Sterling	5,311,000	1/13/09	274,758
Pound Sterling	3,354,000	1/13/09	160,983
Pound Sterling	4,209,000	1/13/09	219,751
Singapore Dollar	2,172,076	4/14/09	(49,429)
South African Rand	92,876	12/10/08	416
South African Rand	379,000	12/10/08	(7,488)
South Korean Won	340,640,501	2/9/09	(94,033)
Swedish Krona	3,024,000	12/9/08	(18,301)
Swedish Krona	21,512,000	12/9/08	(423,955)
Taiwan Dollar	13,522,107	2/9/09	(34,236)
Taiwan Dollar	6,000,000	2/9/09	(15,791)
Taiwan Dollar	9,600,000	2/9/09	(23,185)
Taiwan Dollar	6,000,000	2/9/09	(15,663)
Taiwan Dollar	3,100,000	2/9/09	(8,112)
			($153,630)

Sells
Australian Dollar	$5,564,326	12/8/08	$143,971

Australian Dollar	1,145,839	12/22/08	(31,358)
Australian Dollar	365,947	1/15/09	(20,673)
Brazilian Real	364,000	12/2/08	78,578
Brazilian Real	659,000	12/2/08	128,244
Brazilian Real	2,118,665	12/2/08	419,588
Brazilian Real	2,698,000	12/2/08	572,560
Brazilian Real	1,530,000	12/2/08	305,841
Brazilian Real	2,805,000	12/2/08	611,245
Brazilian Real	42,854	6/2/09	9,512
Canadian Dollar	4,949,536	12/9/08	6,107
Chilean Peso	174,068	12/10/08	4,600
Chinese Yuan Renminbi	813,116	3/2/09	(7,741)
Chinese Yuan Renminbi	4,613,000	5/6/09	20,081
Chinese Yuan Renminbi	1,951,000	5/6/09	(1,790)
Chinese Yuan Renminbi	2,235,000	5/6/09	27,373
Chinese Yuan Renminbi	1,632,000	5/6/09	(6,402)
Chinese Yuan Renminbi	747,000	5/6/09	(1,944)
Chinese Yuan Renminbi	47,238	7/15/09	77
Chinese Yuan Renminbi	93,000	7/15/09	(248)
Chinese Yuan Renminbi	1,893,446	9/8/09	(15,383)
Chinese Yuan Renminbi	1,932,508	5/17/10	(22,957)
Euro	8,465,427	12/4/08	161,704
Euro	8,975,925	12/4/08	(139,622)
Euro	1,818,339	12/4/08	(13,664)
Euro	1,475,905	12/4/08	(11,803)
Euro	7,667,959	1/13/09	(15,760)
Euro	1,864,452	1/13/09	(27,589)
Euro	1,945,741	1/13/09	(32,649)
Euro	154,995	1/13/09	76
Euro	2,412,124	1/13/09	(3,085)
Euro	4,158,326	1/13/09	(79,085)
Euro	2,851,893	1/13/09	40,498
Euro	155,233	1/13/09	314
Hungarian Forint	2,775	12/10/08	(172)
Indian Rupee	317,000	4/9/09	(4,168)
Japanese Yen	1,680,000	12/2/08	(35,597)
Japanese Yen	36,443,707	12/3/08	24,670
Japanese Yen	1,422,407	12/3/08	(66,909)
Japanese Yen	28,930,523	12/3/08	(328,558)
Japanese Yen	35,481,324	12/3/08	135,402
Japanese Yen	42,687,573	12/3/08	238,840
Japanese Yen	767,114	12/3/08	(26,035)
Japanese Yen	29,094,178	12/3/08	19,695
Japanese Yen	11,000	12/4/08	(289)
Japanese Yen	2,191,000	1/8/09	13,084
Japanese Yen	1,108,000	1/8/09	(8,980)
Japanese Yen	2,756,000	1/8/09	(9,949)
Japanese Yen	2,192,000	1/8/09	9,643

	Japanese Yen	4,665,010	1/8/09	(20,773)
	Japanese Yen	3,594,066	1/8/09	11,246
	Japanese Yen	1,167,000	1/13/09	(10,044)
	Malaysian Ringgit	22,641	2/12/09	499
	Malaysian Ringgit	960,000	2/12/09	3,868
	Malaysian Ringgit	321,000	2/12/09	(1,793)
	Malaysian Ringgit	434,000	2/12/09	2,327
	Malaysian Ringgit	20,000	4/14/09	43
	Malaysian Ringgit	634,000	4/14/09	12,144
	Philippine Peso	1,472,000	2/6/09	(65,087)
	Philippine Peso	33,106	12/24/10	3,412
	Polish Zloty	54,000	5/6/09	2,235
	Pound Sterling	711,703	12/2/08	(5,332)
	Pound Sterling	6,409,085	12/9/08	(248,791)
	Pound Sterling	7,324,536	12/9/08	(279,192)
	Pound Sterling	386,586	12/9/08	9,783
	Pound Sterling	3,795,627	12/9/08	(150,806)
	Pound Sterling	5,877,612	12/9/08	(221,980)
	Pound Sterling	3,289,483	1/13/09	(39,213)
	Pound Sterling	3,084,345	1/13/09	(7,466)
	Pound Sterling	2,514,436	1/13/09	(29,771)
	Pound Sterling	719,695	1/13/09	(24,800)
	Pound Sterling	757,716	1/13/09	(31,388)
	Pound Sterling	505,230	1/13/09	(2,381)
	Singapore Dollar	1,262,912	1/16/09	11,236
	Singapore Dollar	155,685	4/14/09	(950)
	South African Rand	58,000	12/10/08	11,290
	South African Rand	8,427	5/14/09	(439)
	South Korean Won	300,000	2/9/09	78,222
	Swedish Krona	151,000	12/9/08	3,087
	Swedish Krona	163,000	12/9/08	3,310
	Taiwan Dollar	1,198,000	2/9/09	69,377
				$1,141,166

Global Real Estate	Sells
	Australian Dollar	$38,483,142	1/30/09	($2,228,347)
	Brazilian Real	323,887	1/30/09	(11,705)
	Canadian Dollar	6,359,810	1/30/09	(224,112)
	Euro	26,746,308	1/30/09	(427,484)
	Japanese Yen	69,039,034	1/30/09	581,185
	Norwegian Krone	118,240	1/30/09	(2,461)
	Pound Sterling	29,227,752	1/30/09	(1,237,289)
	Singapore Dollar	9,253,858	1/30/09	(106,507)
	Swedish Krona	2,162,179	1/30/09	(30,403)
				($3,687,123)

High Income	Buys
	Canadian Dollar	18,250	1/22/09	$72
				$72

	Sells
	Canadian Dollar	$3,024,848	1/22/09	$421,794
	Pound Sterling	1,083,971	1/22/09	168,649
				$590,443

International Equity Index	Buys
	Australian Dollar	376,000	12/19/08	($67,117)
	Canadian Dollar	397,000	12/19/08	(64,556)
	Euro	1,012,000	12/19/08	(203,858)
	Hong Kong Dollar	864,000	12/19/08	126
	Japanese Yen	158,900,000	12/19/08	147,398
	Pound Sterling	818,000	12/19/08	(254,807)
	Swedish Krona	838,000	12/19/08	(24,523)
				($467,337)

Investment Quality Bond	Buys
	Australian Dollar	720,000	3/18/09	($2,912)
	Brazilian Real	1,502,000	12/17/08	(44,463)
	Brazilian Real	1,352,000	12/17/08	(57,329)
	Brazilian Real	1,432,000	3/18/09	(5,133)
	Canadian Dollar	600,000	3/18/09	(6,447)
	Euro	1,900,000	3/18/09	28,950
	Japanese Yen	48,500,000	3/18/09	10,982
	Norwegian Krone	3,250,000	3/18/09	(18,147)
				($94,499)

	Sells
	Australian Dollar	$448,614	3/18/09	($20,924)
	Brazilian Real	1,653,534	12/17/08	428,327
	Brazilian Real	580,688	3/18/09	41,716
	Brazilian Real	624,480	3/18/09	63,518
	Canadian Dollar	471,365	3/18/09	(13,448)
	Euro	2,411,575	3/18/09	(735)
	Japanese Yen	514,747	3/18/09	4,629
	Norwegian Krone	454,629	3/18/09	(8,733)
				$494,350

Real Return Bond	Buys
	Brazilian Real	43,835,176	12/2/08	($4,290,270)
	Brazilian Real	6,168,436	2/3/09	(218,917)
	Chinese Yuan Renminbi	9,096,800	12/9/08	1,177
	Chinese Yuan Renminbi	20,395,231	3/2/09	51,067
	Chinese Yuan Renminbi	25,694,160	3/2/09	76,782
	Chinese Yuan Renminbi	10,251,500	3/2/09	26,544
	Chinese Yuan Renminbi	6,147,000	5/6/09	(6,262)
	Chinese Yuan Renminbi	8,004,362	7/15/09	(97,107)
	Chinese Yuan Renminbi	7,051,536	7/15/09	(71,393)
	Chinese Yuan Renminbi	9,778,800	9/8/09	(53,648)
	Chinese Yuan Renminbi	2,964,635	9/8/09	(6,668)
	Chinese Yuan Renminbi	10,264,560	9/8/09	(54,284)
	Japanese Yen	640,834,427	12/3/08	(901)
	Japanese Yen	589,066,000	12/3/08	(23,613)
	Japanese Yen	1,091,347,572	12/3/08	(7,736)
	Malaysian Ringgit	7,274,096	2/12/09	(266,462)
	Mexican Peso	991,516	5/19/09	(19,914)
	Philippine Peso	10,800,000	2/6/09	(20,785)
	Philippine Peso	5,300,000	2/6/09	(11,838)
	Philippine Peso	13,010,000	2/6/09	(25,698)
	Philippine Peso	18,393,260	2/6/09	(30,981)
	Philippine Peso	4,100,000	2/6/09	(9,053)
	Philippine Peso	14,500,000	2/6/09	(29,307)
	Philippine Peso	4,000,000	2/6/09	(8,894)
	Philippine Peso	2,800,000	12/24/10	(10,591)
	Polish Zloty	6,764,878	5/6/09	(740,772)
	Pound Sterling	2,141,286	12/9/08	123,061
	Pound Sterling	1,612,000	12/9/08	(64,326)
	Pound Sterling	2,320,000	12/9/08	131,012
	Pound Sterling	5,187,000	12/9/08	(207,460)
	Pound Sterling	2,057,000	12/9/08	115,132
	Pound Sterling	487,000	1/13/09	20,213
	Singapore Dollar	2,583,189	4/14/09	(56,442)
	Singapore Dollar	1,637,856	4/14/09	(23,528)
	Singapore Dollar	643,588	4/14/09	(13,076)
	Singapore Dollar	1,087,741	4/14/09	(18,508)
	Singapore Dollar	813,629	4/14/09	(10,279)
	Singapore Dollar	969,088	7/30/09	(23,350)
				($5,877,075)

	Sells
	Brazilian Real	$644,526	12/2/08	$8,753
	Brazilian Real	16,971,179	12/2/08	4,092,159
	Brazilian Real	2,529,000	12/2/08	545,845
	Brazilian Real	2,858,404	12/2/08	194,946
	Brazilian Real	973,000	12/2/08	206,893

	Chinese Yuan Renminbi	897,110	12/9/08	(1,058)
	Chinese Yuan Renminbi	430,000	12/9/08	(1,010)
	Chinese Yuan Renminbi	3,197,000	3/2/09	(23,990)
	Chinese Yuan Renminbi	1,518,190	3/2/09	(16,859)
	Chinese Yuan Renminbi	3,341,000	3/2/09	(17,853)
	Euro	2,214,096	12/4/08	(27,274)
	Euro	2,961,108	12/4/08	4,748
	Japanese Yen	23,718,999	12/3/08	(570,809)
	Japanese Yen	6,216,346	1/8/09	6,851
	Japanese Yen	59,969	1/8/09	(76)
	Japanese Yen	6,199,716	1/8/09	23,698
	Japanese Yen	72,790	1/8/09	(789)
	Japanese Yen	11,451,706	1/8/09	9,555
	Malaysian Ringgit	2,069,705	2/12/09	75,066
	Philippine Peso	1,596,595	2/6/09	30,548
	Philippine Peso	57,935	12/24/10	5,971
	Pound Sterling	3,189,299	12/9/08	(130,082)
	Pound Sterling	18,209,256	12/9/08	1,047,040
	Pound Sterling	3,253,570	1/13/09	(124,319)
	Pound Sterling	3,439,075	1/13/09	(129,582)
	Pound Sterling	3,050,284	1/13/09	(113,823)
	Swiss Franc	828,864	12/9/08	74,765
				$5,169,314

Spectrum Income	Buys
	Australian Dollar	109,152	2/20/09	$307
	Canadian Dollar	1,075,008	2/20/09	(9,046)
	Czech Koruna	5,302,144	2/20/09	4,396
	Danish Krone	289,487	2/20/09	436
	Euro	6,675,674	2/20/09	55,054
	Japanese Yen	515,010,655	2/20/09	78,095
	Norwegian Krone	1,125,463	2/20/09	1,679
	Polish Zloty	513,930	2/20/09	3,579
	Pound Sterling	63,833	2/20/09	212
	South Korean Won	992,254,475	1/20/09	(44,673)
	South Korean Won	968,590,000	2/20/09	(25,888)
	Taiwan Dollar	26,956,380	2/13/09	(58,406)
	Taiwan Dollar	7,099,980	4/10/09	(5,079)
	Turkish Lira	641,977	2/20/09	17,934
				$18,600

	Sells
	Australian Dollar	$179,000	2/20/09	($10,912)
	Brazilian Real	677,655	12/2/08	55,880
	Brazilian Real	1,305,696	1/5/09	95,115
	Brazilian Real	530,000	1/15/09	104,855

	Brazilian Real	2,598,841	1/20/09	43,094
	Brazilian Real	482,949	2/3/09	(29,888)
	Brazilian Real	3,667,390	2/20/09	968,486
	Canadian Dollar	253,000	2/20/09	9,077
	Czech Koruna	206,069	2/20/09	(8,471)
	Euro	1,581,169	12/15/08	133,096
	Euro	1,726,175	12/15/08	(20,404)
	Euro	2,392,838	2/20/09	(21,600)
	Hungarian Forint	1,509,176	12/15/08	(101,940)
	Hungarian Forint	979,096	1/15/09	3,626
	Hungarian Forint	247,649	1/20/09	(21,863)
	Hungarian Forint	602,072	2/20/09	(22,618)
	Japanese Yen	2,593,361	12/15/08	(24,413)
	Japanese Yen	177,000	2/20/09	(2,304)
	Malaysian Ringgit	168,000	1/12/09	7,321
	Mexican Peso	435,311	12/19/08	4,288
	Mexican Peso	2,038,409	1/20/09	(35,230)
	Mexican Peso	1,285,912	2/20/09	36,081
	Polish Zloty	445,000	2/20/09	(8,951)
	Pound Sterling	1,785,809	2/20/09	(42,986)
	South African Rand	24,145	2/20/09	(562)
	Swedish Krona	190,863	2/20/09	1,755
	Taiwan Dollar	845,165	2/13/09	34,570
	Taiwan Dollar	213,021	4/10/09	(901)
	Turkish Lira	580,980	1/20/09	(61,883)
	Turkish Lira	1,184,064	2/20/09	(34,850)
				$1,047,468

Strategic Bond	Buys
	Euro	6,400,000	2/3/09	($368,348)
	Russian Ruble	35,366,760	12/8/08	(120,270)
	Russian Ruble	27,480,305	12/8/08	(93,825)
	Russian Ruble	26,824,970	12/11/08	(93,346)
				($675,789)

	Sells
	Euro	$753,727	12/8/08	$78,800
	Euro	579,591	12/8/08	60,997
	Euro	12,041,780	12/11/08	47,767
	Euro	8,160,256	2/3/09	34,012
				$221,576

Strategic Income	Buys
	Australian Dollar	2,300,000	1/22/09	($49,359)

	Australian Dollar	1,150,000	1/22/09	(29,555)
	Australian Dollar	6,600,000	2/17/09	(222,014)
	Canadian Dollar	5,121,732	2/17/09	(304,845)
				($605,773)

	Sells
	Australian Dollar	$1,595,510	1/22/09	$91,541
	Australian Dollar	928,126	1/22/09	199,028
	Australian Dollar	4,388,069	2/17/09	78,523
	Canadian Dollar	23,000,859	1/22/09	3,271,338
	Canadian Dollar	44	1/22/09	3,196,933
	Euro	52,306,840	1/22/09	5,886,927
	New Zealand Dollar	21,311,008	1/22/09	4,288,244
	Pound Sterling	11,445,460	1/22/09	1,834,544
				$18,847,078

Total Return	Buys
	Brazilian Real	26,849,497	12/2/08	($2,684,553)
	Brazilian Real	45,540,192	12/2/08	(6,913,573)
	Brazilian Real	3,062,881	12/2/08	(6,283)
	Brazilian Real	10,537,460	2/3/09	(373,973)
	Chinese Yuan Renminbi	14,024,622	7/15/09	(163,006)
	Chinese Yuan Renminbi	46,988,037	7/15/09	(543,028)
	Chinese Yuan Renminbi	14,124,212	7/15/09	(146,762)
	Chinese Yuan Renminbi	15,321,390	7/15/09	(185,625)
	Chinese Yuan Renminbi	5,017,808	9/8/09	(8,800)
	Chinese Yuan Renminbi	3,192,860	9/8/09	(4,079)
	Chinese Yuan Renminbi	14,620,830	9/8/09	(22,235)
	Chinese Yuan Renminbi	6,517,725	9/8/09	(9,309)
	Chinese Yuan Renminbi	2,692,170	9/8/09	(5,575)
	Euro	1,604,000	1/13/09	9,851
	Indian Rupee	243,982,317	4/9/09	(38,474)
	Indian Rupee	83,000,000	4/9/09	(22,071)
	Indian Rupee	83,664,000	4/9/09	(8,968)
	Indian Rupee	124,041,416	4/9/09	(32,156)
	Indonesian Rupiah	2,993,100,000	3/31/09	(53,412)
	Indonesian Rupiah	3,196,300,000	3/31/09	(55,635)
	Indonesian Rupiah	1,126,400,000	3/31/09	(20,964)
	Indonesian Rupiah	2,017,800,000	3/31/09	(20,504)
	Indonesian Rupiah	755,300,000	3/31/09	(10,298)
	Japanese Yen	172,523,000	12/3/08	42,425
	Japanese Yen	36,414,000	1/8/09	(399)
	Japanese Yen	29,255,000	1/8/09	3,451
	Japanese Yen	35,341,000	1/8/09	(1,422)
	Japanese Yen	71,513,000	1/8/09	(626)
	Malaysian Ringgit	2,050,885	2/12/09	(13,155)

Malaysian Ringgit	2,500,000	2/12/09	(25,992)
Malaysian Ringgit	10,717,053	2/12/09	(289,313)
Malaysian Ringgit	945,945	4/14/09	(8,124)
Malaysian Ringgit	1,084,380	4/14/09	(9,800)
Malaysian Ringgit	1,898,640	4/14/09	(14,380)
Malaysian Ringgit	2,139,075	4/14/09	(7,818)
Philippine Peso	17,300,000	2/6/09	(33,291)
Philippine Peso	69,220,000	2/6/09	(42,905)
Philippine Peso	20,810,000	2/6/09	(41,104)
Philippine Peso	29,424,660	2/6/09	(49,557)
Philippine Peso	6,600,000	2/6/09	(14,574)
Philippine Peso	23,300,000	2/6/09	(47,084)
Philippine Peso	6,400,000	2/6/09	(14,230)
Philippine Peso	2,714,300	5/6/09	(112)
Philippine Peso	66,729,900	5/6/09	(25,072)
Philippine Peso	19,885,000	5/6/09	(6,242)
Philippine Peso	4,400,000	12/24/10	(16,644)
Pound Sterling	5,622,000	12/9/08	323,101
Pound Sterling	2,715,000	12/9/08	(108,340)
Pound Sterling	6,095,000	12/9/08	344,190
Pound Sterling	8,742,000	12/9/08	(349,647)
Pound Sterling	5,404,000	12/9/08	302,466
Pound Sterling	1,282,000	1/13/09	53,209
Singapore Dollar	1,807,854	1/16/09	(34,171)
Singapore Dollar	3,561,448	4/14/09	(77,514)
Singapore Dollar	2,358,755	4/14/09	(35,320)
Singapore Dollar	1,097,025	4/14/09	(22,289)
Singapore Dollar	1,377,150	4/14/09	(23,432)
Singapore Dollar	1,035,528	4/14/09	(13,083)
Singapore Dollar	1,243,904	7/30/09	(29,972)
South African Rand	1,596,000	12/10/08	(31,533)
			($11,637,735)

Sells
Australian Dollar	$38,574	12/8/08	($2,072)
Australian Dollar	96,924	12/8/08	(5,151)
Australian Dollar	192,572	12/8/08	(11,512)
Australian Dollar	313,208	12/8/08	8,104
Australian Dollar	1,360,685	12/8/08	27,221
Brazilian Real	49,000	12/2/08	1,603
Brazilian Real	325,000	12/2/08	55,634
Brazilian Real	2,218,000	12/2/08	78,898
Brazilian Real	5,836,500	12/2/08	1,311,892
Brazilian Real	19,061,800	12/2/08	4,391,242
Brazilian Real	499,500	12/2/08	106,211
Brazilian Real	8,561,175	12/2/08	718,452

	Brazilian Real	3,414,700	12/2/08	722,210
	Brazilian Real	315,000	2/3/09	4,836
	Brazilian Real	314,000	2/3/09	4,558
	Brazilian Real	1,927,932	2/3/09	24,624
	Euro	20,140,894	12/4/08	(224,572)
	Indian Rupee	1,279,000	4/9/09	(50,890)
	Indian Rupee	1,112,822	4/9/09	(37,909)
	Indian Rupee	8,019,000	4/9/09	(51,951)
	Indonesian Rupiah	276,639	3/31/09	9,864
	Indonesian Rupiah	272,482	3/31/09	8,639
	Indonesian Rupiah	275,592	3/31/09	8,737
	Japanese Yen	381,298	12/3/08	258
	Japanese Yen	302,690	12/3/08	(3,438)
	Japanese Yen	371,229	12/3/08	1,417
	Japanese Yen	748,827	12/3/08	507
	Malaysian Ringgit	1,200,700	2/12/09	8,332
	Malaysian Ringgit	667,000	2/12/09	(1,079)
	Malaysian Ringgit	299,953	2/12/09	(1,272)
	Malaysian Ringgit	1,380,327	2/12/09	8,413
	Malaysian Ringgit	686,300	2/12/09	1,974
	Malaysian Ringgit	503,758	4/14/09	(6,668)
	Malaysian Ringgit	246,135	4/14/09	(3,598)
	Malaysian Ringgit	903,783	4/14/09	(15,936)
	Philippine Peso	1,216,176	2/6/09	(18,557)
	Philippine Peso	2,253,000	2/6/09	(33,918)
	Philippine Peso	1,769,596	5/6/09	(44,203)
	Philippine Peso	91,041	12/24/10	9,382
	Pound Sterling	46,633,580	12/9/08	2,681,451
	Pound Sterling	8,327,306	1/13/09	(320,534)
	Pound Sterling	9,034,984	1/13/09	(340,432)
	Pound Sterling	8,013,484	1/13/09	(299,027)
	Singapore Dollar	789,947	1/16/09	19,542
	Singapore Dollar	420,000	1/16/09	(5,424)
	Singapore Dollar	1,596,619	4/14/09	(5,628)
	Singapore Dollar	1,074,000	4/14/09	(6,861)
	Singapore Dollar	2,479,474	4/14/09	(18,816)
	Singapore Dollar	1,067,000	4/14/09	(6,929)
	Singapore Dollar	817,625	7/30/09	(12,403)
	South African Rand	200,213	12/10/08	42,229
				$8,727,450

Vista	Sells
	Australian Dollar	$232,760	1/30/09	($3,809)
	Swiss Franc	656,496	1/30/09	13,579
				$9,770

Forward Commitments All Funds may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until delivered to the Fund, normally 15 to 45 days later. In general the securities convert to a real pool at settlement.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract's full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Fund had the following bond forward contracts open at November 30, 2008:

							Unrealized
			Principal	Settlement	Value at Trade	Value At	Appreciation
Fund	Description		Amount	Date	Date	11/30/08	(Depreciation)
Investment Quality
Bond
	Federal Republic of Germany 4.25% due 7/4/2018	EUR	4,450,000	12/15/08	$5,951,291	$6,194,293	$243,002
	Government of United Kingdom 5.00% due 3/17/2018	GBP	3,900,000	12/18/08	6,310,630	6,488,855	178,225
	US Treasury Note 4.75% due 8/15/2017	USD	(7,300,000)	12/15/08	(8,151,495)	(8,447,536)	(296,041)
	US Treasury Note 4.625% due 2/15/2017	USD	(7,600,000)	12/15/08	(8,414,064)	(8,736,946)	(322,882)
							($197,696)

Cost of Investment Securities for Federal Income Tax Purposes At November 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Absolute Return	$5,609,886	-	($1,636,317)	($1,636,317)

Active Bond	692,014,498	$10,627,058	(101,296,375)	(90,669,317)

All Cap Core	423,673,647	3,914,812	(98,088,532)	(94,173,720)
All Cap Growth	76,457,453	5,047,271	(3,352,240)	1,695,031
All Cap Value	104,881,906	5,076,689	(12,250,774)	(7,174,085)
Alpha Opportunities	255,767,814	7,315,266	(18,016,100)	(10,700,834)
American Diversified Growth & Income	1,519,297	-	(330,997)	(330,997)
American Fundamental Holdings	1,446,720	1,899	(249,691)	(247,792)
American Global Diversification	1,591,576	-	(397,979)	(397,979)
Blue Chip Growth	1,408,646,995	45,421,880	(314,574,565)	(269,152,685)
Capital Appreciation	736,553,100	23,493,567	(121,217,814)	(97,724,247)
Core Bond	227,117,936	3,047,694	(12,733,267)	(9,685,573)
Core Equity	29,503,187	195,987	(20,209,272)	(20,013,285)
Emerging Growth	4,459,123	-	(992,623)	(992,623)
Emerging Markets Value	716,090,110	2,597,015	(357,813,670)	(355,216,655)
Emerging Small Company	30,186,478	1,145,072	(7,862,285)	(6,717,213)
Equity-Income	880,633,186	8,649,694	(270,637,725)	(261,988,031)
Fundamental Value	1,405,077,393	8,901,617	(406,609,540)	(397,707,923)
Global Bond	1,090,246,565	28,856,480	(116,581,293)	(87,724,813)
Global Real Estate	653,361,688	811,378	(240,630,020)	(239,818,642)
High Income	595,959,853	13,611,151	(289,992,330)	(276,381,179)
High Yield	1,854,163,417	2,466,162	(672,243,043)	(669,776,881)
Index 500	2,506,194,836	5,834,389	(394,412,110)	(388,577,721)
International Equity Index	514,619,159	4,857,733	(182,643,015)	(177,785,282)
International Opportunities	746,914,531	5,386,476	(212,591,112)	(207,204,636)
International Small Cap	432,668,337	2,571,888	(191,993,563)	(189,421,675)
International Small Company	492,324,797	5,288,326	(235,268,690)	(229,980,364)

International Value	1,509,209,048	5,740,819	(630,229,969)	(624,489,150)
Investment Quality Bond	169,310,267	2,773,139	(19,813,014)	(17,039,875)
Large Cap	230,554,414	3,625,190	(58,635,131)	(55,009,941)
Large Cap Value	527,020,106	19,896,639	(143,131,822)	(123,235,183)
Mid Cap Index	474,834,586	3,951,159	(140,920,690)	(136,969,531)
Mid Cap Intersection	195,473,002	1,493,707	(59,794,644)	(58,300,937)
Mid Cap Stock	597,867,161	16,482,753	(148,978,280)	(132,495,527)
Mid Cap Value	160,340,554	4,352,107	(55,289,696)	(50,937,589)
Mid Cap Value Equity	100,827,238	1,876,663	(37,887,840)	(36,011,177)
Natural Resources	579,458,625	6,731,766	(204,744,128)	(198,012,362)
Optimized All Cap	4,576,643	48,442	(1,339,402)	(1,290,960)
Real Estate Equity	279,920,957	141,365	(112,596,201)	(112,454,836)
Real Estate Securities	88,303,924	566,661	(30,796,195)	(30,229,534)
Real Return Bond	1,461,800,299	6,260,111	(85,058,133)	(78,798,022)
Small Cap Growth	97,765,962	2,336,153	(11,734,679)	(9,398,526)
Small Cap Index	133,133,722	2,397,601	(44,830,481)	(42,432,880)
Small Cap Opportunities	138,384,670	3,788,655	(41,478,563)	(37,689,908)
Small Company	55,497,289	919,788	(16,590,686)	(15,670,898)
Small Company Growth	164,478,157	5,631,566	(46,652,377)	(41,020,811)
Small Company Value	502,875,750	26,744,733	(149,604,185)	(122,859,452)
Smaller Company Growth	119,854,481	3,246,671	(17,664,102)	(14,417,431)
Spectrum Income	1,073,783,910	15,286,306	(163,405,368)	(148,119,062)
Strategic Bond	636,309,842	5,005,648	(153,794,108)	(148,788,460)
Strategic Income	478,257,087	6,443,907	(101,570,459)	(95,126,552)
Total Bond Market	542,139,749	10,678,252	(2,453,115)	8,225,137

Total Return	2,699,998,222	40,334,877	(171,122,389)	(130,787,512)
U.S. Government Securities	211,250,024	2,581,822	(29,132,983)	(26,551,161)
U.S. High Yield Bond	599,798,580	120,791	(169,329,094)	(169,208,303)
U.S. Multi Sector	630,028,755	18,376,274	(127,337,772)	(108,961,498)
Value	27,681,471	25,392	(8,410,357)	(8,384,965)
Value & Restructuring	414,167,863	6,697,183	(119,607,869)	(112,910,686)
Vista	85,392,855	3,527,550	(13,061,731)	(9,534,181)

Investment in Affiliated Underlying Funds Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio's investment may represent a significant portion of each underlying fund's net assets. For the period ended November 30, 2008, the Absolute Return Portfolio did not hold 5% or more of any of the underlying Funds' net assets.

John Hancock

MUTUAL FUNDS

John Hancock Optimized Value Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Optimized Value Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.53%

Aerospace - 1.54%
Goodrich Corp.	106,636	$3,588,302
Spirit Aerosystems Holdings, Inc., Class A *	259,786	2,351,063
		5,939,365
Agriculture - 0.26%
The Mosaic Company	32,974	1,000,761

Air Travel - 1.07%
Continental Airlines, Inc., Class B *	279,338	4,100,682

Banking - 2.18%
Bank of America Corp.	407,001	6,613,766
PNC Financial Services Group, Inc.	33,241	1,754,128
		8,367,894
Chemicals - 1.44%
Celanese Corp., Series A	187,219	2,162,379
Praxair, Inc.	56,872	3,358,292
		5,520,671
Commercial Services - 2.15%
General Electric Company	481,862	8,273,570

Computers & Business Equipment - 3.00%
Brocade Communications Systems, Inc. *	740,810	2,385,408
Hewlett-Packard Company	94,452	3,332,267
International Business Machines Corp.	37,913	3,093,701
Pitney Bowes, Inc.	110,734	2,736,237
		11,547,613
Construction Materials - 0.68%
The Sherwin-Williams Company	44,675	2,632,698

Cosmetics & Toiletries - 4.10%
Colgate-Palmolive Company	101,592	6,610,591
Procter & Gamble Company	142,497	9,169,682
		15,780,273
Crude Petroleum & Natural Gas - 4.73%
Apache Corp.	58,211	4,499,710
Occidental Petroleum Corp.	75,032	4,062,232
Plains Exploration & Production Company *	207,758	4,809,598
XTO Energy, Inc.	125,803	4,810,707
		18,182,247
Educational Services - 0.68%
Strayer Education, Inc.	10,834	2,595,935

Electrical Equipment - 0.26%
Cooper Industries, Ltd., Class A	41,085	991,792

Electrical Utilities - 5.01%
Dominion Resources, Inc.	171,012	6,296,662
DPL, Inc.	282,155	5,874,467
Edison International	69,482	2,320,699
FirstEnergy Corp.	81,485	4,773,391
		19,265,219
Electronics - 0.65%
Amphenol Corp., Class A	108,462	2,518,488

Financial Services - 12.22%
Bank of New York Mellon Corp.	234,834	7,094,335
Broadridge Financial Solutions, Inc.	242,025	2,759,085
Charles Schwab Corp.	257,660	4,722,908

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.	31,486	$2,487,079
JPMorgan Chase & Company	226,190	7,161,175
MasterCard, Inc., Class A (a)	29,438	4,277,341
State Street Corp.	142,434	5,997,896
Visa, Inc.	55,599	2,922,284
Wells Fargo & Company	330,353	9,543,898
		46,966,001
Food & Beverages - 2.74%
Flowers Foods, Inc.	163,557	4,380,056
McCormick & Company, Inc.	206,565	6,149,440
		10,529,496
Gas & Pipeline Utilities - 1.00%
Williams Companies, Inc.	237,917	3,859,014

Healthcare Products - 5.04%
Baxter International, Inc.	130,600	6,908,740
Gen-Probe, Inc. *	83,857	3,090,130
Johnson & Johnson	159,945	9,369,578
		19,368,448
Healthcare Services - 2.44%
DaVita, Inc. *	91,709	4,608,377
Express Scripts, Inc. *	82,937	4,769,707
		9,378,084
Hotels & Restaurants - 1.48%
Yum! Brands, Inc.	211,834	5,706,808

Household Products - 0.67%
Jarden Corp. *	207,381	2,588,115

Insurance - 7.60%
ACE, Ltd.	88,018	4,598,941
American Financial Group, Inc.	199,034	4,078,207
Arch Capital Group, Ltd. *	65,614	4,447,973
Endurance Specialty Holdings, Ltd.	157,845	4,249,187
ING Groep NV, SADR (a)	101,039	846,707
RenaissanceRe Holdings, Ltd.	53,418	2,517,590
The Travelers Companies, Inc.	107,136	4,676,486
Willis Group Holdings, Ltd.	165,400	3,815,778
		29,230,869
International Oil - 10.84%
Chevron Corp.	143,032	11,300,958
ConocoPhillips	206,102	10,824,477
Exxon Mobil Corp.	243,754	19,536,883
		41,662,318
Manufacturing - 0.93%
Honeywell International, Inc.	37,120	1,034,163
Snap-on, Inc.	70,545	2,543,147
		3,577,310
Multimedia - 0.88%
Time Warner, Inc.	375,455	3,397,868

Paper - 0.26%
Domtar Corp. *	713,230	998,522

Petroleum Services - 2.06%
ENSCO International, Inc.	109,017	3,533,241

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Petro-Canada	175,038	$4,384,702
		7,917,943

Pharmaceuticals - 3.85%
Abbott Laboratories	173,951	9,113,293
Pfizer, Inc.	345,823	5,681,872
		14,795,165
Real Estate - 1.19%
Boston Properties, Inc., REIT	31,902	1,703,567
Equity Residential, REIT	93,993	2,860,207
		4,563,774

Retail Trade - 2.75%
GameStop Corp., Class A *	70,760	1,546,106
Ross Stores, Inc.	340,262	9,016,943
		10,563,049
Sanitary Services - 4.02%
Allied Waste Industries, Inc. *	611,185	6,564,127
Ecolab, Inc.	84,842	3,257,084
Stericycle, Inc. *	98,138	5,623,308
		15,444,519
Semiconductors - 0.37%
PMC-Sierra, Inc. *	350,162	1,404,150

Steel - 0.23%
United States Steel Corp.	28,479	865,761

Telecommunications Equipment &
Services - 4.23%
Amdocs, Ltd. *	162,236	3,048,415
American Tower Corp., Class A *	147,429	4,015,966
Embarq Corp.	281,421	9,185,581
		16,249,962

Telephone - 2.44%
AT&T, Inc.	328,735	9,388,671

Tobacco - 1.54%
Altria Group, Inc.	368,333	5,922,795
TOTAL COMMON STOCKS (Cost $449,984,508)		$371,095,850
SHORT TERM INVESTMENTS - 3.58%
Federal Home Loan Bank Consolidated Discount
Notes
zero coupon due 12/01/2008	$9,060,000	$9,060,000
John Hancock Cash
Investment Trust, 1.6231% (c)(f)	4,686,776	4,686,776
TOTAL SHORT TERM INVESTMENTS
(Cost $13,746,776)		$13,746,776

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.91%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$3,505,015 on 12/1/2008,
collateralized by $3,025,000 U.S.
Treasury Bonds, 4.5% due
05/15/2038 (valued at $3,576,155,
including interest)	$3,505,000	3,505,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,505,000)		$3,505,000
Total Investments (Optimized Value Fund)
(Cost $467,236,284) - 101.02%		$388,347,626
Liabilities in Excess of Other Assets - (1.02)%		(3,918,530)
TOTAL NET ASSETS - 100.00%		$384,429,096

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral.

The rate shown is the seven-day effective yield at period end.

Key to Security Abbreviations and Legend

 REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
2

Notes to the Schedule of Investments (Unaudited)

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$375,782,626	-
Level 2 – Other Significant Observable Inputs	12,565,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$388,347,626	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal income tax cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $467,236,284. Net unrealized depreciation aggregated $78,888,658, of which $11,750,532 related to appreciated investment securities and $90,639,190 related to depreciated investment securities.

Repurchase agreements

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and Uncertainties

Concentration risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

For more information

Trustees
James M. Oates, *Chairman***
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
Trustee Emeritus (since December 2006)

*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Optimized Value Fund.

326Q1 11/08
1/09

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 23, 2009

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009